                                        As filed pursuant to Rule 497
                                        Under the Securities Act of 1933
                                        Registration No. 333-58234 and 811-03859

                           [POLARIS PLATINUM II LOGO]

                                   PROSPECTUS
                                  MAY 1, 2006

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          American Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord
May 1, 2006. The SAI has been filed           Abbett Series Fund, Inc. ("LASF"), Van Kampen Life Investment Trust ("VKT") and the
with the United States Securities and         WM Variable Trust ("WMT").
Exchange Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
the SAI appears at the end of this                  - Aggressive Growth Portfolio                                              SAST
prospectus. For a free copy of the                  - Blue Chip Growth Portfolio                                               SAST
SAI, call us at (800) 445-SUN2 or                   - "Dogs" of Wall Street Portfolio*                                         SAST
write to us at our Annuity Service                MANAGED BY ALLIANCEBERNSTEIN, L.P.
Center, P.O. Box 54299, Los Angeles,                - Alliance Growth Portfolio                                                SAST
California 90054-0299.                              - Growth-Income Portfolio                                                  SAST
                                                    - Small & Mid Cap Value Portfolio                                          SAST
In addition, the SEC maintains a                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
website (http://www.sec.gov) that                   - American Funds Global Growth Portfolio                                   AFIS
contains the SAI, materials                         - American Funds Growth Portfolio                                          AFIS
incorporated by reference and other                 - American Funds Growth-Income Portfolio                                   AFIS
information filed electronically with             MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
the SEC by the Company.                             - Davis Venture Value Portfolio                                            SAST
                                                    - Real Estate Portfolio                                                    SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Federated American Leaders Portfolio*                                    SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
GUARANTEED OR ENDORSED BY, ANY BANK.                - Small Company Value Portfolio                                            SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
FEDERAL DEPOSIT INSURANCE                           - Global Equities Portfolio                                                SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY LORD, ABBETT & CO. LLC
BOARD OR ANY OTHER AGENCY.                          - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
This variable annuity provides an                   - Marsico Growth Portfolio                                                 SAST
optional payment enhancement feature.             MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
If you elect this feature, in                       - MFS Massachusetts Investors Trust Portfolio*                             SAST
exchange for payment enhancements                   - MFS Mid-Cap Growth Portfolio                                             SAST
credited to your contract, your                   MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
surrender charge schedule will be                   - Growth Opportunities Portfolio                                           SAST
longer and greater than if you chose                - International Diversified Equities Portfolio                             SAST
not to elect this feature. These                    - Technology Portfolio                                                     SAST
withdrawal charges may offset the                 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
value of any payment enhancement, if                - Emerging Markets Portfolio                                               SAST
you make an early withdrawal.                       - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager                                                   SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Balanced Portfolio                                                        WMT
                                                    - Conservative Growth Portfolio                                             WMT
                                                    - Strategic Growth Portfolio                                                WMT
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts
                                                Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
                                    TABLE OF CONTENTS
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
 GLOSSARY........................................................................      2
 HIGHLIGHTS......................................................................      3
 FEE TABLES......................................................................      4
    Maximum Owner Transaction Expenses...........................................      4
    Contract Maintenance Fee.....................................................      4
    Separate Account Annual Expenses.............................................      4
    Additional Optional Feature Fees.............................................      4
    Optional Polaris Income Rewards Fee..........................................      4
    Optional MarketLock Fee......................................................      4
    Optional Capital Protector Fee...............................................      4
    Underlying Fund Expenses.....................................................      4
 EXAMPLES........................................................................      5
 THE POLARIS PLATINUM II VARIABLE ANNUITY........................................      7
 PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY...............................      7
    Allocation of Purchase Payments..............................................      8
    Polaris Rewards Program......................................................      8
    Enhancement Levels...........................................................      8
    Current Enhancement Levels...................................................      9
    Accumulation Units...........................................................      9
    Free Look....................................................................     10
 INVESTMENT OPTIONS..............................................................     10
    Variable Portfolios..........................................................     10
        American Funds Insurance Series..........................................     10
        Anchor Series Trust......................................................     10
        Lord Abbett Series Fund, Inc. ...........................................     10
        SunAmerica Series Trust..................................................     10
        Van Kampen Life Investment Trust.........................................     11
        WM Variable Trust........................................................     11
    Fixed Account Options........................................................     11
    Dollar Cost Averaging Program................................................     12
    Asset Allocation Program.....................................................     13
    Transfers During the Accumulation Phase......................................     14
    Automatic Asset Rebalancing Program..........................................     15
    Return Plus Program..........................................................     16
    Voting Rights................................................................     16
    Substitution, Addition or Deletion of Variable Portfolios....................     16
 ACCESS TO YOUR MONEY............................................................     16
    Systematic Withdrawal Program................................................     17
    Nursing Home Waiver..........................................................     18
    Minimum Contract Value.......................................................     18
 OPTIONAL LIVING BENEFITS........................................................     18
    MarketLock...................................................................     18
    Polaris Income Rewards.......................................................     23
    Capital Protector............................................................     26
 DEATH BENEFIT...................................................................     27
    Death Benefit Options........................................................     29
    EstatePlus...................................................................     30
    Spousal Continuation.........................................................     30
 EXPENSES........................................................................     31
    Separate Account Expenses....................................................     31
    Withdrawal Charges...........................................................     31
    Underlying Fund Expenses.....................................................     31
    Contract Maintenance Fee.....................................................     32
    Transfer Fee.................................................................     32
    Optional MarketLock Fee......................................................     32
    Optional Polaris Income Rewards Fee..........................................     32
    Optional Capital Protector Fee...............................................     32
    Optional EstatePlus Fee......................................................     32
    Premium Tax..................................................................     32
    Income Taxes.................................................................     32
    Reduction or Elimination of Fees and Expenses and Additional Amounts
      Credited...................................................................     32
 INCOME OPTIONS..................................................................     33
    Annuity Date.................................................................     33
    Income Options...............................................................     33
    Fixed or Variable Income Payments............................................     34
    Income Payments..............................................................     34
    Transfers During the Income Phase............................................     34
    Deferment of Payments........................................................     34
 TAXES...........................................................................     34
    Annuity Contracts in General.................................................     34
    Tax Treatment of Distributions - Non-Qualified Contracts.....................     35
    Tax Treatment of Distributions - Qualified Contracts.........................     35
    Minimum Distributions........................................................     36
    Tax Treatment of Death Benefits..............................................     36
    Contracts Owned by a Trust or Corporation....................................     36
    Gifts, Pledges and/or Assignments of a Contract..............................     37
    Diversification and Investor Control.........................................     37
 OTHER INFORMATION...............................................................     37
    AIG SunAmerica Life..........................................................     37
    The Separate Account.........................................................     37
    The General Account..........................................................     37
    Registration Statements......................................................     38
    Payments in Connection with Distribution of the Contract.....................     38
    Administration...............................................................     39
    Legal Proceedings............................................................     39
    Financial Statements.........................................................     39
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................     40
 APPENDIX A - CONDENSED FINANCIALS...............................................    A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................    B-1
 APPENDIX C - POLARIS REWARDS PROGRAM EXAMPLES...................................    C-1
 APPENDIX D - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES.....................    D-1
 APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................    E-1
 APPENDIX F - MARKET VALUE ADJUSTMENT ("MVA")....................................    F-1

        ----------------------------------------------------------------
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                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer, higher surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in the Polaris Rewards Program, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. PLEASE SEE PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Polaris Rewards Program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.

See APPENDIX E for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT
YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR
SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT
RECEIVED)(1)

If Polaris Rewards is elected.............................................................  9%
If Polaris Rewards is not elected.........................................................  7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect one of the following optional features: MarketLock, Polaris Income Rewards or Capital Protector described below.

   OPTIONAL POLARIS INCOME REWARDS FEE(4)

   (calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)

                                     CONTRACT YEAR                                    ANNUALIZED FEE
                                     -------------                                    --------------
      0-7...........................................................................       0.65%
      8-10..........................................................................       0.45%
      11+...........................................................................        none

   OPTIONAL MARKETLOCK FEE(4)

   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years, or (b) the highest anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, both adjusted for withdrawals during the applicable period)

                                                                                      ANNUALIZED FEE
                                                                                      --------------
      ALL CONTRACT YEARS............................................................       0.65%

   OPTIONAL CAPITAL PROTECTOR FEE(5)

   (calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

                                     CONTRACT YEAR                                    ANNUALIZED FEE
                                     -------------                                    --------------
     0-7............................................................................       0.50%
     8-10...........................................................................       0.25%
     11+............................................................................        none

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM(6)   MAXIMUM(7)
                          -------------------------------------                             ----------   ----------
(expenses that are deducted from Underlying Funds, including management fees, other
 expenses and 12b-1 fees, if applicable)..................................................    0.52%        2.03%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards.....................................  7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
With Polaris Rewards........................................  9%   9%   8%   7%   6%   5%   4%   3%   2%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) The Polaris Income Rewards and MarketLock features are optional guaranteed minimum withdrawal benefits. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(5) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(6) As of December 31, 2005.

(7) As of January 31, 2006.

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--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                          IF YOU ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% (including EstatePlus), the optional MarketLock feature (0.65%) and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,361            $2,188            $2,926            $4,710
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $461             $1,388            $2,326            $4,710
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $461             $1,388            $2,326            $4,710
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,116            $1,468            $1,746            $2,469
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $216              $668             $1,146            $2,469
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $216              $668             $1,146            $2,469
---------------------------------------------------------------------
---------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                      IF YOU DO NOT ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% (including EstatePlus), the optional MarketLock feature (0.65%) and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,152            $1,861            $2,580            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $912             $1,155            $1,424            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. These Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

4. Expense Examples reflecting participation in the Polaris Rewards program reflect the Polaris Rewards withdrawal charge schedule and a 2% upfront

    Payment Enhancement.
   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.
 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            THE POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

POLARIS REWARDS PROGRAM

If you are age 80 or younger at the time your contract is issued you may elect to participate in this program. If you elect to participate in the Polaris Rewards program at contract issue, we contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the feature.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging.

ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

     UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement rate. We periodically review and establish the upfront Payment Enhancement rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

     DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement rate. We periodically review and establish the deferred Payment Enhancement rates and deferred Payment Enhancement dates. The deferred Payment Enhancement rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

THE POLARIS REWARDS APPENDIX ILLUSTRATES HOW WE CALCULATE ANY APPLICABLE DEFERRED PAYMENT ENHANCEMENT AMOUNT.

We will not allocate any applicable deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the deferred Payment Enhancement date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

     90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments less withdrawals made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments, less withdrawals, bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

THE POLARIS REWARDS APPENDIX PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:

 -------------------------------------------------------------------------
                         UPFRONT     DEFERRED            DEFERRED
                         PAYMENT      PAYMENT             PAYMENT
                       ENHANCEMENT  ENHANCEMENT         ENHANCEMENT
  ENHANCEMENT LEVEL       RATE         RATE                DATE
 -------------------------------------------------------------------------
  Under $40,000            2%           0%       N/A
 -------------------------------------------------------------------------
  $40,000 - $99,999        4%           0%       N/A
 -------------------------------------------------------------------------
  $100,000 - $499,999      4%           1%       Nine years from the date
                                                 we receive each Purchase
                                                 Payment.
 -------------------------------------------------------------------------
  $500,000 - more          5%           1%       Nine years from the date
                                                 we receive each Purchase
                                                 Payment.
 -------------------------------------------------------------------------

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for prospectively issued contracts and for subsequent Purchase Payments.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

     WM VARIABLE TRUST - CLASS 2

     WM Advisors, Inc. is the investment adviser to WM Variable Trust ("WMT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC

       - Small Company Value Portfolio                                      SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio*                       SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Growth Opportunities Portfolio                                     SAST

       - International Diversified Equities Portfolio                       SAST

       - Technology Portfolio                                               SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT

       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC

       - Balanced Portfolio                                                  WMT

       - Conservative Growth Portfolio                                       WMT

       - Strategic Growth Portfolio                                          WMT

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:

     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

If you do not elect the Polaris Rewards program, you may invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLES OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

     TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can withdraw the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

If you participate in the Polaris Rewards program, you will not receive your deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. SEE POLARIS REWARDS PROGRAM ABOVE.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span or any combinations of these factors.

Please note that this feature and/or its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn and/or longer than expected life span. The feature does guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity and your longevity.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years***       7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday**                        owner
---------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.
** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the maximum annual withdrawal amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

*** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any payment enhancements and/or spousal continuation contributions. (See the Polaris Rewards Program and Spousal Continuation sections in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or for Lifetime withdrawals, the age of older owner when the first withdrawal is taken. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals . However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

          (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

          (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

               (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

               (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base after withdrawals,
  Withdrawal Amount     divided by the current Maximum
                        Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with MarketLock?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner ; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

Can I elect the MAV Evaluation Period beyond 10 years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation

Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. Additionally, at the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will be given the option to extend the MAV Evaluation Period for an additional period of 10 years. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Important Information about MarketLock

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

POLARIS INCOME REWARDS

What is Polaris Income Rewards?

Polaris Income Rewards is an optional living benefit feature designed to help you create a guaranteed income stream. If you elect Polaris Income Rewards, you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed in detail below.

Polaris Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Polaris Income Rewards?

You may only elect either feature at the time of contract issue. You may not change the option after election. Please refer to the Polaris Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Polaris Income Rewards, it cannot be cancelled.

Polaris Income Rewards cannot be elected if you elect any other optional Living Benefit. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Polaris Income Rewards calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Polaris Income Rewards options?

The table below is a summary of the three Polaris Income Rewards options we are currently offering.

POLARIS INCOME REWARDS SUMMARY:

-----------------------------------------------------------------------------------------
                                                                                MINIMUM
                                                                              WITHDRAWAL
                                                                              PERIOD* (IF
                                                                                MAXIMUM
                                                                  MAXIMUM       ANNUAL
                                                                  ANNUAL      WITHDRAWAL
                                      BENEFIT                   WITHDRAWAL      AMOUNT
                        MAXIMUM     AVAILABILITY    STEP-UP       AMOUNT         TAKEN
       OPTION         ELECTION AGE      DATE        AMOUNT     PERCENTAGE***  EACH YEAR)
-----------------------------------------------------------------------------------------
         1             Age 80 or      3 years       10%* of       10% of       11 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         2             Age 80 or      5 years       20%* of       10% of       12 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         3             Age 70 or     10 years      50%** of       10% of       15 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see IMPORTANT INFORMATION section below.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
            11+                       None
 ----------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of
     (a) or (b), where:

          a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

          a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the features automatically terminate upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

Important Information about Polaris Income Rewards

Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day for Polaris Income Rewards following the contract issue date. This feature does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you elect one of the Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:

----------------------------------------------------------------------------------
                                              PERCENTAGE OF PURCHASE PAYMENTS
           TIME ELAPSED SINCE                         INCLUDED IN THE
        THE CONTRACT ISSUE DATE                     BENEFIT CALCULATION
----------------------------------------------------------------------------------
               0-90 Days                                    100%
----------------------------------------------------------------------------------
               91 Days +                                     0%
----------------------------------------------------------------------------------

The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards program are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

What is the fee for Capital Protector?

The annualized fee will be deducted from your contract value each quarter throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                            ANNUALIZED FEE*
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information about Capital Protector

Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFIT
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINITION OF DEATH BENEFIT TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before June 1, 2004 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The annual Separate Account expenses is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, or over a 9 year period if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year that Purchase Payment is in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE POLARIS REWARDS PROGRAM

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8+
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITH THE POLARIS REWARDS PROGRAM

-----------------------------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8        9       10+
-----------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
-----------------------------------------------------------------------------------------------------------

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.

The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, Class 2 shares of WM Variable Trust, and Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.65%
 ----------------------------------------------------

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
         11+ years                    none
 ----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

If you participate in the Polaris Rewards Program and switch to the Income Phase prior to a Deferred Payment Enhancement Date, if applicable, we will not allocate any corresponding Deferred Payment Enhancement to your contract. SEE POLARIS REWARDS PROGRAM ABOVE.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an

       IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to

AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................     3
American Home Assurance Company...............     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Performance Data..............................     4
Income Payments...............................     8
Annuity Unit Values...........................     8
Death Benefit Options for Contracts Issued
  Between October 24, 2001 and June 1, 2004...    11
Death Benefit Options for Contracts Issued
  Before October 24, 2001.....................    11
Spousal Continuation Death Benefits for
  Contracts Issued Between October 24, 2001
  and June 1, 2004............................    11
Spousal Continuation Death Benefits for
  Contracts Issued Prior to October 21,
  2001........................................    11
Taxes.........................................    12
Distribution of Contracts.....................    17
Financial Statements..........................    17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
           ANCHOR SERIES TRUST -- CLASS 3 SHARES                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945
                                                               (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732
        Ending AUV..........................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                               (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending Number of AUs................................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,892
                                                               (b)7,742       (b)137,361     (b)277,447     (b)313,930

------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854
                                                               (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743
        Ending AUV..........................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                               (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending Number of AUs................................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596
                                                               (b)50,620      (b)497,760     (b)735,600     (b)890,253

------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987
                                                               (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791
        Ending AUV..........................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                               (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending Number of AUs................................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,346
                                                               (b)7,793       (b)104,691     (b)210,421     (b)235,606

------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232
                                                               (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077
        Ending AUV..........................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39,093
                                                               (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending Number of AUs................................   (a)3,369       (a)166,767     (a)404,634     (a)739,694
                                                               (b)3,108       (b)33,063      (b)83,304      (b)111,658

------------------------------------------------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14,595
                                                               (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510
        Ending AUV..........................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                               (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending Number of AUs................................   (a)9,218       (a)142,870     (a)304,888     (a)375,556
                                                               (b)527         (b)28,027      (b)44,962      (b)49,579

------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764
                                                               (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575
        Ending AUV..........................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                               (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending Number of AUs................................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,665
                                                               (b)5,469       (b)69,502      (b)153,379     (b)174,011

------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965
                                                               (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919
        Ending AUV..........................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                               (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending Number of AUs................................   (a)25,770      (a)414,391     (a)752,019     (a)785,591
                                                               (b)369         (b)40,274      (b)87,552      (b)73,940

------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756
                                                               (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659
        Ending AUV..........................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                               (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending Number of AUs................................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317
                                                               (b)94,850      (b)261,745     (b)401,041     (b)418,314

------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975
                                                               (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889
        Ending AUV..........................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                               (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867
        Ending Number of AUs................................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,661
                                                               (b)2,563       (b)149,828     (b)295,085     (b)384,057

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304
                                                               (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099
        Ending AUV..........................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.109
                                                               (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712
        Ending Number of AUs................................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,471
                                                               (b)25,333      (b)262,216     (b)477,981     (b)510,164

------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309
                                                               (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249
        Ending AUV..........................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                               (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending Number of AUs................................   (a)15,055      (a)263,040     (a)418,075     (a)463,718
                                                               (b)7,757       (b)66,688      (b)67,748      (b)65,627

------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934
                                                               (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868
        Ending AUV..........................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                               (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending Number of AUs................................   (a)11,000      (a)186,478     (a)456,021     (a)761,320
                                                               (b)1,832       (b)42,556      (b)92,068      (b)116,625

------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17,475
                                                               (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365
        Ending AUV..........................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                               (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending Number of AUs................................   (a)60,297      (a)226,851     (a)622,734     (a)822,351
                                                               (b)7,324       (b)27,080      (b)85,742      (b)87,622

------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701
                                                               (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602
        Ending AUV..........................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                               (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs................................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,428
                                                               (b)12,214      (b)361,907     (b)731,789     (b)832,008

------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968
                                                               (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800
        Ending AUV..........................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                               (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending Number of AUs................................   (a)14,628      (a)255,534     (a)503,487     (a)725,256
                                                               (b)90          (b)37,002      (b)52,106      (b)63,593

------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129
                                                               (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958
        Ending AUV..........................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                               (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending Number of AUs................................   (a)7,750       (a)73,506      (a)119,362     (a)200,036
                                                               (b)13          (b)10,826      (b)12,359      (b)22,358

------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116
                                                               (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926
        Ending AUV..........................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                               (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending Number of AUs................................   (a)52,756      (a)231,147     (a)341,335     (a)353,804
                                                               (b)877         (b)40,091      (b)48,384      (b)36,525

------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753
                                                               (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728
        Ending AUV..........................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                               (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending Number of AUs................................   (a)35,308      (a)269,627     (a)376,828     (a)436,395
                                                               (b)16,803      (b)71,725      (b)113,528     (b)121,365

------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285
                                                               (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164
        Ending AUV..........................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                               (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending Number of AUs................................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,531
                                                               (b)5,755       (b)148,009     (b)210,729     (b)216,181

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629
                                                               (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557
        Ending AUV..........................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                               (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending Number of AUs................................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,114
                                                               (b)13,612      (b)271,169     (b)569,670     (b)674,781

------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13,305
                                                               (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264
        Ending AUV..........................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                               (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending Number of AUs................................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,833
                                                               (b)1,722       (b)112,450     (b)181,437     (b)198,586

------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.628      (a)$7.429      (a)$9.507      (a)$10.391
                                                               (b)$7.628      (b)$7.419      (b)$9.470      (b)$10.324
        Ending AUV..........................................   (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302
                                                               (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202
        Ending Number of AUs................................   (a)75,347      (a)918,445     (a)1,613,367   (a)1,862,559
                                                               (b)22,137      (b)290,269     (b)344,467     (b)351,405

------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19,749
                                                               (b)$14.084     (b)$14.910     (b)$17.902     (b)$19.626
        Ending AUV..........................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                               (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719
        Ending Number of AUs................................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664
                                                               (b)2,373       (a)81,535      (a)152,345     (b)153,731

------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528
                                                               (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453
        Ending AUV..........................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                               (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending Number of AUs................................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290
                                                               (b)14,748      (b)329,389     (b)410,472     (b)421,850

------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931
                                                               (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759
        Ending AUV..........................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                               (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs................................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840
                                                               (b)17,494      (b)198,694     (b)436,939     (b)418,351

------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326
                                                               (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203
        Ending AUV..........................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                               (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending Number of AUs................................   (a)26,714      (a)91,097      (a)103,249     (a)135,003
                                                               (b)3,638       (b)14,803      (b)28,343      (b)35,072

------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21,219
                                                               (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091
        Ending AUV..........................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                               (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending Number of AUs................................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763
                                                               (b)5,369       (b)86,289      (b)149,777     (b)140,939

------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770
                                                               (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657
        Ending AUV..........................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                               (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs................................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,920
                                                               (b)10,354      (b)282,420     (b)526,107     (b)597,742

------------------------------------------------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 05/01/06)
        Beginning AUV.......................................   N/A            N/A            N/A            N/A
        Ending AUV..........................................   N/A            N/A            N/A            N/A
        Ending Number of AUs................................   N/A            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844
                                                               (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748
        Ending AUV..........................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                               (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending Number of AUs................................   (a)8,446       (a)233,499     (a)379,968     (a)350,110
                                                               (b)12,402      (b)46,635      (b)55,278      (b)61,926

------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436
                                                               (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422
        Ending AUV..........................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                               (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending Number of AUs................................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,377
                                                               (b)20,700      (b)223,801     (b)484,558     (b)447,079

------------------------------------------------------------------------------------------------------------------------
      LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713
                                                               (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624
        Ending AUV..........................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                               (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs................................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656
                                                               (b)39,318      (b)139,335     (b)251,944     (b)340,627

------------------------------------------------------------------------------------------------------------------------
    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068
                                                               (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998
        Ending AUV..........................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                               (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending Number of AUs................................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644
                                                               (b)11,726      (b)247,660     (b)446,382     (b)906,531

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101
                                                               (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042
        Ending AUV..........................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                               (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending Number of AUs................................   (a)33,388      (a)396,216     (a)550,209     (a)895,138
                                                               (b)1,754       (b)93,581      (b)94,913      (b)217,691

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares (Inception
  Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476
                                                               (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405
        Ending AUV..........................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                               (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending Number of AUs................................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294
                                                               (b)16,825      (b)341,615     (b)588,204     (b)814,192

------------------------------------------------------------------------------------------------------------------------
            WM VARIABLE TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.410      (a)$6.765      (a)$8.160      (a)$8.828
                                                               (b)$6.394      (b)$6.737      (b)$8.106      (b)$8.747
        Ending AUV..........................................   (a)$6.765      (a)$8.160      (a)$8.828      (a)$9.192
                                                               (b)$6.737      (b)$8.106      (b)$8.747      (b)$9.086
        Ending Number of AUs................................   (a)96,311      (a)881,607     (a)1,625,466   (a)1,921,048
                                                               (b)13,638      (b)99,844      (b)195,480     (b)179,192

------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.183      (a)$6.589      (a)$8.331      (a)$9.156
                                                               (b)$6.188      (b)$6.572      (b)$8.290      (b)$9.087
        Ending AUV..........................................   (a)$6.589      (a)$8.331      (a)$9.156      (a)$9.623
                                                               (b)$6.572      (b)$8.290      (b)$9.087      (b)$9.527
        Ending Number of AUs................................   (a)26,095      (a)465,978     (a)1,050,151   (a)1,027,621
                                                               (b)4,569       (b)61,397      (b)83,827      (b)121,143

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
            WM VARIABLE TRUST -- CLASS 2 SHARES                  12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Strategic Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.386      (a)$6.874      (a)$8.989      (a)$9.964
                                                               (b)$6.373      (b)$6.842      (b)$8.924      (b)$9.867
        Ending AUV..........................................   (a)$6.874      (a)$8.989      (a)$9.964      (a)$10.547
                                                               (b)$6.842      (b)$8.924      (b)$9.867      (b)$10.418
        Ending Number of AUs................................   (a)34,328      (a)196,663     (a)366,800     (a)414,071
                                                               (b)24          (b)26,179      (b)29,647      (b)36,625

------------------------------------------------------------------------------------------------------------------------
     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310
                                                               (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209
        Ending AUV..........................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325
                                                               (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs................................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,439,168
                                                               (b)12,106      (b)150,027     (b)342,128     (b)527,975

------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252
                                                               (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161
        Ending AUV..........................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                               (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs................................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)8,463,500
                                                               (b)40,944      (b)389,740     (b)801,832     (b)1,028,165

------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434
                                                               (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342
        Ending AUV..........................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                               (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs................................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)9,143,527
                                                               (b)30,474      (b)484,620     (b)901,903     (b)1,137,934

------------------------------------------------------------------------------------------------------------------------

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
        ANCHOR SERIES TRUST -- CLASS 2 SHARES*             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$35.378     (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995
                                                         (b)$35.378     (b)$33.891     (b)$25.714     (b)$33.362     (b)$35.710
        Ending AUV....................................   (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522
                                                         (b)$33.891     (b)$25.714     (b)$33.362     (b)$35.710     (b)$39.111
        Ending Number of AUs..........................   (a)216,908     (a)1,064,092   (a)1,118,028   (a)1,049,751   (a)956,079
                                                         (b)60,960      (b)206,685     (b)224,025     (b)204,085     (b)181,091

---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.915     (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887
                                                         (b)$14.915     (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757
        Ending AUV....................................   (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046
                                                         (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873
        Ending Number of AUs..........................   (a)604,398     (a)2,811,374   (a)2,734,031   (a)2,090,980   (a)1,957,475
                                                         (b)173,062     (b)927,485     (b)724,068     (b)520,866     (b)541,966

---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$27.961     (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039
                                                         (b)$27.961     (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803
        Ending AUV....................................   (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593
                                                         (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268
        Ending Number of AUs..........................   (a)114,458     (a)602,296     (a)672,575     (a)641,388     (a)566,645
                                                         (b)33,079      (b)120,834     (b)127,970     (b)121,104     (b)106,563

---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.651     (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327
                                                         (b)$14.651     (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042
        Ending AUV....................................   (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268
                                                         (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763
        Ending Number of AUs..........................   (a)25,385      (a)169,716     (a)226,576     (a)249,282     (a)278,203
                                                         (b)11,922      (b)69,537      (b)69,198      (b)92,778      (b)94,391

---------------------------------------------------------------------------------------------------------------------------------
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.970     (a)$13.627     (a)$10.091     (a)$12.750     (a)$14.643
                                                         (b)$15.970     (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527
        Ending AUV....................................   (a)$13.627     (a)$10.091     (a)$12.750     (a)$14.643     (a)$15.658
                                                         (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496
        Ending Number of AUs..........................   (a)74,319      (a)364,279     (a)449,890     (a)344,366     (a)332,844
                                                         (b)40,715      (b)77,651      (b)95,485      (b)76,496      (b)60,540

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$32.786     (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811
                                                         (b)$32.786     (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536
        Ending AUV....................................   (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044
                                                         (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647
        Ending Number of AUs..........................   (a)229,450     (a)853,674     (a)836,923     (a)724,734     (a)657,218
                                                         (b)59,000      (b)177,215     (b)182,838     (b)173,318     (b)132,330

---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$7.199      (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980
                                                         (b)$7.199      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930
        Ending AUV....................................   (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030
                                                         (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.995
        Ending Number of AUs..........................   (a)136,476     (a)566,315     (a)571,392     (a)552,162     (a)446,377
                                                         (b)51,147      (b)185,238     (b)157,890     (b)151,797     (b)91,707

---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$12.987     (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776
                                                         (b)$12.987     (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687
        Ending AUV....................................   (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915
                                                         (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793
        Ending Number of AUs..........................   (a)473,064     (a)1,581,784   (a)968,381     (a)903,467     (a)812,737
                                                         (b)244,174     (b)447,124     (b)291,588     (b)292,482     (b)270,287

---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$13.663     (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077
                                                         (a)$13.663     (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924
        Ending AUV....................................   (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.114
                                                         (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920
        Ending Number of AUs..........................   (a)199,210     (a)1,031,584   (a)1,111,056   (a)970,561     (a)986,459
                                                         (b)126,920     (b)273,702     (b)282,263     (b)210,371     (b)186,860

---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$27.129     (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362
                                                         (b)$27.129     (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088
        Ending AUV....................................   (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116
                                                         (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733
        Ending Number of AUs..........................   (a)385,797     (a)1,826,675   (a)2,072,059   (a)2,040,798   (a)1,902,007
                                                         (b)103,212     (b)433,875     (b)475,903     (b)440,962     (b)389,738

---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$9.376      (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348
                                                         (b)$9.376      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239
        Ending AUV....................................   (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855
                                                         (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724
        Ending Number of AUs..........................   (a)79,435      (a)336,919     (a)281,815     (a)283,548     (a)244,741
                                                         (b)26,944      (b)133,273     (b)143,285     (b)128,350     (b)104,597

---------------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$6.428      (a)$6.535      (a)$5.967      (a)$8.956      (a)$10.971
                                                         (b)$6.428      (b)$6.530      (b)$5.949      (b)$8.907      (b)$10.884
        Ending AUV....................................   (a)$6.535      (a)$5.967      (a)$8.956      (a)$10.971     (a)$14.804
                                                         (b)$6.530      (b)$5.949      (b)$8.907      (b)$10.884     (b)$14.651
        Ending Number of AUs..........................   (a)20,649      (a)237,125     (a)301,370     (a)342,323     (a)365,262
                                                         (b)10,799      (b)52,192      (b)85,147      (b)99,894      (b)107,507

---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$16.876     (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524
                                                         (b)$16.876     (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389
        Ending AUV....................................   (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039
                                                         (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855
        Ending Number of AUs..........................   (a)109,934     (a)465,623     (a)389,405     (a)343,630     (a)285,943
                                                         (b)56,938      (b)171,059     (b)146,680     (b)139,486     (b)113,183

---------------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 08/01/02)
        Beginning AUV.................................   (a)N/A         (a)$10.000     (a)$9.405      (a)$12.469     (a)$14.721
                                                         (b)N/A         (b)$10.000     (b)$9.392      (b)$12.420     (b)$14.627
        Ending AUV....................................   (a)N/A         (a)$9.405      (a)$12.469     (a)$14.721     (a)$15.954
                                                         (b)N/A         (b)$9.392      (b)$12.420     (b)$14.627     (b)$15.812
        Ending Number of AUs..........................   (a)N/A         (a)39,693      (a)180,054     (a)344,397     (a)484,023
                                                         (b)N/A         (b)16,533      (b)40,001      (b)65,659      (b)67,484

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.100      (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943
                                                         (b)$8.100      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887
        Ending AUV....................................   (b)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074
                                                         (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999
        Ending Number of AUs..........................   (a)80,875      (a)238,583     (a)225,105     (a)211,393     (a)154,464
                                                         (b)12,429      (b)44,586      (b)75,197      (b)45,941      (b)32,839

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.461     (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994
                                                         (b)$15.461     (b)$15.648     (b)$16.264     (b)$16.523     (b)$16.851
        Ending AUV....................................   (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480
                                                         (b)$15.648     (b)$16.264     (b)$16.523     (b)$16.851     (b)$17.289
        Ending Number of AUs..........................   (a)42,811      (a)314,027     (a)300,598     (a)237,052     (a)284,574
                                                         (b)32,980      (b)53,497      (b)58,177      (b)52,439      (b)51,620

---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$17.986     (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205
                                                         (b)$17.986     (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.048
        Ending AUV....................................   (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591
                                                         (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.048     (b)$19.365
        Ending Number of AUs..........................   (a)58,907      (a)340,476     (a)345,602     (a)242,168     (a)278,692
                                                         (b)16,500      (b)86,535      (b)86,243      (b)65,710      (b)66,294

---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$28.878     (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166
                                                         (b)$28.878     (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949
        Ending AUV....................................   (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694
                                                         (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392
        Ending Number of AUs..........................   (a)185,367     (a)846,311     (a)751,850     (a)612,894     (a)521,324
                                                         (b)61,252      (b)162,317     (b)174,784     (b)146,882     (b)116,879

---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$6.256      (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772
                                                         (b)$6.256      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726
        Ending AUV....................................   (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052
                                                         (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991
        Ending Number of AUs..........................   (a)76,426      (a)473,954     (a)617,503     (a)498,619     (a)513,701
                                                         (b)33,659      (b)100,908     (b)119,133     (b)102,598     (b)79,603

---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$13.172     (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316
                                                         (b)$13.172     (b)$12.495     (b)$11.546     (b)$14.901     (b)$17.171
        Ending AUV....................................   (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539
                                                         (b)$12.495     (b)$11.546     (b)$14.901     (b)$17.171     (b)$18.338
        Ending Number of AUs..........................   (a)97,244      (a)608,685     (a)898,069     (a)715,787     (a)564,134
                                                         (b)85,252      (b)139,486     (b)210,871     (b)172,423     (b)154,328

---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.125     (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643
                                                         (b)$11.125     (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.546
        Ending AUV....................................   (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910
                                                         (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.546     (b)$11.772
        Ending Number of AUs..........................   (a)34,310      (a)332,445     (a)536,926     (a)598,937     (a)603,868
                                                         (b)40,781      (b)96,486      (b)123,199     (b)137,503     (b)116,958

---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.372     (a)$10.751     (a)$8.363      (a)$11.262     (a)$13.386
                                                         (b)$11.372     (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285
        Ending AUV....................................   (a)$10.751     (a)$8.363      (a)$11.262     (a)$13.386     (a)$15.045
                                                         (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.894
        Ending Number of AUs..........................   (a)105,112     (a)600,448     (a)768,140     (a)808,141     (a)756,257
                                                         (b)59,493      (b)217,104     (b)236,210     (b)244,557     (b)244,648

---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.889      (a)$8.515      (a)$7.430      (a)$9.516      (a)$10.411
                                                         (b)$8.889      (b)$8.519      (b)$7.416      (b)$9.474      (b)$10.339
        Ending AUV....................................   (a)$8.515      (a)$7.430      (a)$9.516      (a)$10.411     (a)$11.336
                                                         (b)$8.519      (b)$7.416      (b)$9.474      (b)$10.339     (b)$11.229
        Ending Number of AUs..........................   (a)189,755     (a)1,321,011   (a)1,516,731   (a)1,328,465   (a)1,179,847
                                                         (b)95,675      (b)399,092     (b)495,632     (b)403,896     (b)327,739

---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$20.217     (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788
                                                         (b)$20.217     (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627
        Ending AUV....................................   (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963
                                                         (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741
        Ending Number of AUs..........................   (a)80,414      (a)500,206     (a)517,646     (a)417,456     (a)363,009
                                                         (b)36,242      (b)137,792     (b)169,554     (b)141,071     (b)121,360

---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.227     (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549
                                                         (b)$15.227     (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460
        Ending AUV....................................   (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704
                                                         (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588
        Ending Number of AUs..........................   (a)277,703     (a)1,365,813   (a)1,652,263   (a)1,478,635   (a)1,223,033
                                                         (b)108,730     (b)333,864     (b)349,341     (b)342,156     (b)262,312

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$21.154     (a)$21.220     (a)$19.857     (a)$22.822     (a)$24.982
                                                         (b)$21.154     (b)$21.203     (b)$19.791     (b)$22.689     (b)$24.774
        Ending AUV....................................   (a)$21.220     (a)$19.857     (a)$22.822     (a)$24.982     (a)$25.316
                                                         (b)$21.203     (b)$19.791     (b)$22.689     (b)$24.774     (b)$25.043
        Ending Number of AUs..........................   (a)332,143     (a)2,124,221   (a)2,458,929   (a)2,227,769   (a)2,106,955
                                                         (b)113,416     (b)516,493     (b)570,678     (b)519,360     (b)467,238

---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$21.065     (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371
                                                         (b)$21.065     (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238
        Ending AUV....................................   (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120
                                                         (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936
        Ending Number of AUs..........................   (a)72,747      (a)332,141     (a)282,932     (a)215,323     (a)188,485
                                                         (b)22,607      (b)50,395      (b)55,705      (b)49,768      (b)39,451

---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.241     (a)$11.340     (a)$11.843     (a)$16.072     (a)$21.269
                                                         (b)$11.241     (b)$11.318     (b)$11.792     (b)$15.964     (b)$21.073
        Ending AUV....................................   (a)$11.340     (a)$11.843     (a)$16.072     (a)$21.269     (a)$23.698
                                                         (b)$11.318     (b)$11.792     (b)$15.964     (b)$21.073     (b)$23.420
        Ending Number of AUs..........................   (a)58,962      (a)435,589     (a)543,583     (a)538,800     (a)435,827
                                                         (b)31,283      (b)185,070     (b)188,158     (b)165,374     (b)145,965

---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 08/01/02)
        Beginning AUV.................................   (a)N/A         (a)$10.000     (a)$10.120     (a)$13.599     (a)$15.796
                                                         (b)N/A         (b)$10.000     (b)$10.107     (b)$13.549     (b)$15.698
        Ending AUV....................................   (a)N/A         (a)$10.120     (a)$13.599     (a)$15.796     (a)$16.474
                                                         (b)N/A         (b)$10.107     (b)$13.549     (b)$15.698     (b)$16.332
        Ending Number of AUs..........................   (a)N/A         (a)55,236      (a)146,168     (a)356,605     (a)360,884
                                                         (b)N/A         (b)13,622      (b)52,685      (b)95,503      (b)108,152

---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.626     (a)$15.005     (a)$12.518     (a)$14.172     (a)$14.881
                                                         (b)$15.626     (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769
        Ending AUV....................................   (a)$15.005     (a)$12.518     (a)$14.172     (a)$14.881     (a)$14.912
                                                         (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763
        Ending Number of AUs..........................   (a)125,621     (a)678,937     (a)712,286     (a)567,257     (a)472,101
                                                         (b)46,186      (b)160,898     (b)201,972     (b)185,760     (b)125,397

---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$4.018      (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442
                                                         (b)$4.018      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425
        Ending AUV....................................   (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397
                                                         (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374
        Ending Number of AUs..........................   (a)173,010     (a)837,564     (a)1,507,921   (a)1,190,051   (a)1,075,188
                                                         (b)86,449      (b)364,204     (b)655,870     (b)472,001     (b)456,422

---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$12.848     (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572
                                                         (b)$12.848     (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496
        Ending AUV....................................   (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123
                                                         (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014
        Ending Number of AUs..........................   (a)27,940      (a)129,808     (a)70,832      (a)68,663      (a)75,479
                                                         (b)12,637      (b)36,499      (b)27,229      (b)42,902      (b)43,386

---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.490     (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658
                                                         (b)$14.490     (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499
        Ending AUV....................................   (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691
                                                         (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474
        Ending Number of AUs..........................   (a)8,283       (a)109,753     (a)128,682     (a)121,415     (a)118,598
                                                         (b)31,183      (b)34,484      (b)38,930      (b)43,002      (b)34,659

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
 WASHINGTON MUTUAL VARIABLE TRUST -- CLASS 1 SHARES*       12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$7.576      (a)$7.538      (a)$6.773      (a)$8.188      (a)$8.881
                                                         (b)$7.576      (b)$7.533      (b)$6.752      (b)$8.142      (b)$8.809
        Ending AUV....................................   (a)$7.538      (a)$6.773      (a)$8.188      (a)$8.881      (a)$9.272
                                                         (b)$7.533      (b)$6.752      (b)$8.142      (b)$8.809      (b)$9.174
        Ending Number of AUs..........................   (a)125,651     (a)1,157,929   (a)1,345,762   (a)1,283,955   (a)1,123,631
                                                         (b)27,799      (b)217,417     (b)273,852     (b)258,321     (b)223,568
---------------------------------------------------------------------------------------------------------------------------------
Conservation Growth Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.163      (a)$7.930      (a)$6.599      (a)$8.367      (a)$9.212
                                                         (b)$8.163      (b)$7.952      (b)$6.600      (b)$8.349      (b)$9.168
        Ending AUV....................................   (a)$7.930      (a)$6.599      (a)$8.367      (a)$9.212      (a)$9.711
                                                         (b)$7.952      (b)$6.600      (b)$8.349      (b)$9.168      (b)$9.641
        Ending Number of AUs..........................   (a)107,894     (a)880,230     (a)1,034,334   (a)863,961     (a)761,852
                                                         (b)42,760      (b)152,620     (b)156,675     (b)149,654     (b)140,290
---------------------------------------------------------------------------------------------------------------------------------
Strategic Growth Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$9.190      (a)$8.784      (a)$6.877      (a)$9.013      (a)$10.016
                                                         (b)$9.190      (b)$8.783      (b)$6.859      (b)$8.967      (b)$9.939
        Ending AUV....................................   (a)$8.784      (a)$6.877      (a)$9.013      (a)$10.016     (a)$10.625
                                                         (b)$8.783      (b)$6.859      (b)$8.967      (b)$9.939      (b)$10.518
        Ending Number of AUs..........................   (a)18,868      (a)219,274     (a)240,458     (a)253,613     (a)206,298
                                                         (b)36,506      (b)118,833     (b)114,663     (b)104,208     (b)93,724
---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus benefit?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - POLARIS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Polaris Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

     EXAMPLE 1 - NO WITHDRAWALS ARE MADE

     The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

     On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

     EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     1.  Your contract value on your 5th contract anniversary is $190,000.

     2.  You request a withdrawal of $75,000 on your 5th contract anniversary.

     3.  No subsequent Purchase Payments have been made.

     4.  No prior withdrawals have been taken.

     5.  Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

 -------------------------------------------------------------------------
                         UPFRONT     DEFERRED            DEFERRED
                         PAYMENT      PAYMENT             PAYMENT
                       ENHANCEMENT  ENHANCEMENT         ENHANCEMENT
  ENHANCEMENT LEVEL       RATE         RATE                DATE
 -------------------------------------------------------------------------
  Under $40,000            2%           0%       N/A
 -------------------------------------------------------------------------
  $40,000 - $99,999        4%           0%       N/A
 -------------------------------------------------------------------------
  $100,000 - $499,999      4%           1%       Nine years from the date
                                                 we receive each Purchase
                                                 Payment.
 -------------------------------------------------------------------------
  $500,000 - more          5%           1%       Nine years from the date
                                                 we receive each Purchase
                                                 Payment.
 -------------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     1.  Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2.  No withdrawal in the first 90 days.

     3.  Initial Purchase Payment of $35,000 on December 1, 2000.

     4.  Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5.  Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6.  Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

 ---------------------------------------------------------------------------
                                                              DEFERRED
                     PURCHASE    UPFRONT     DEFERRED          PAYMENT
      DATE OF        PAYMENT     PAYMENT      PAYMENT        ENHANCEMENT
  PURCHASE PAYMENT    AMOUNT   ENHANCEMENT  ENHANCEMENT         DATE
 ---------------------------------------------------------------------------
 December 1, 2000    $35,000       2%           0%               N/A
 ---------------------------------------------------------------------------
 January 15, 2001    $40,000       4%           0%               N/A
 ---------------------------------------------------------------------------
 January 30, 2001    $25,000       4%           1%        January 30, 2010
 ---------------------------------------------------------------------------
 February 12, 2001    $7,500       4%           1%        February 12, 2010
 ---------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

 ---------------------------------------------------------------------------
                                                              DEFERRED
                     PURCHASE    UPFRONT     DEFERRED          PAYMENT
      DATE OF        PAYMENT     PAYMENT      PAYMENT        ENHANCEMENT
  PURCHASE PAYMENT    AMOUNT   ENHANCEMENT  ENHANCEMENT         DATE
 ---------------------------------------------------------------------------
 December 1, 2000    $35,000       4%           1%        December 1, 2009
 ---------------------------------------------------------------------------
 January 15, 2001    $40,000       4%           1%        January 15, 2010
 ---------------------------------------------------------------------------
 January 30, 2001    $25,000       4%           1%        January 30, 2010
 ---------------------------------------------------------------------------
 February 12, 2001    $7,500       4%           1%        February 12, 2010
 ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          APPENDIX D - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Polaris Income Rewards and MarketLock features:

POLARIS INCOME REWARDS

EXAMPLE 1 OF POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTIONS 1 AND 2:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTION 3:

Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%). Finally, we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

MARKETLOCK

EXAMPLE 1 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE    MAV BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $120,000           $120,000
-----------------------------------------------------------

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 5th contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 6th contract Year, after your 5th contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($106,312/$109,600 = 97%), or $111,600 * 97% which equals
$108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.51.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, Polaris        Charge will be deducted pro-rata from variable portfolios     Washington
 Income Rewards, MarketLock        only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX F - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Platinum II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           [POLARIS PLATINUM II LOGO]

                                   PROSPECTUS
                                  MAY 1, 2006

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          American Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord
May 1, 2006. The SAI has been filed           Abbett Series Fund, Inc. ("LASF"), Van Kampen Life Investment Trust ("VKT") and the
with the United States Securities and         WM Variable Trust ("WMT").
Exchange Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
the SAI appears at the end of this                  - Aggressive Growth Portfolio                                              SAST
prospectus. For a free copy of the                  - Blue Chip Growth Portfolio                                               SAST
SAI, call us at (800) 445-SUN2 or                   - "Dogs" of Wall Street Portfolio*                                         SAST
write to us at our Annuity Service                MANAGED BY ALLIANCEBERNSTEIN L.P.
Center, P.O. Box 54299, Los Angeles,                - Alliance Growth Portfolio                                                SAST
California 90054-0299.                              - Growth-Income Portfolio                                                  SAST
                                                    - Small & Mid Cap Value Portfolio                                          SAST
In addition, the SEC maintains a                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
website (http://www.sec.gov) that                   - American Funds Global Growth Portfolio                                   AFIS
contains the SAI, materials                         - American Funds Growth Portfolio                                          AFIS
incorporated by reference and other                 - American Funds Growth-Income Portfolio                                   AFIS
information filed electronically with             MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
the SEC by the Company.                             - Davis Venture Value Portfolio                                            SAST
                                                    - Real Estate Portfolio                                                    SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Federated American Leaders Portfolio*                                    SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
GUARANTEED OR ENDORSED BY, ANY BANK.                - Small Company Value Portfolio                                            SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
FEDERAL DEPOSIT INSURANCE                           - Global Equities Portfolio                                                SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY LORD, ABBETT & CO. LLC
BOARD OR ANY OTHER AGENCY.                          - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager                                                   SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Balanced Portfolio                                                        WMT
                                                    - Conservative Growth Portfolio                                             WMT
                                                    - Strategic Growth Portfolio                                                WMT
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts
                                                Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLES......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
    Optional Polaris Income Rewards Fee..........................................     4
    Optional MarketLock Fee......................................................     4
    Optional Capital Protector Fee...............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE POLARIS PLATINUM II VARIABLE ANNUITY........................................     6
 PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY...............................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Free Look....................................................................     7
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     8
        Van Kampen Life Investment Trust.........................................     8
        WM Variable Trust........................................................     8
    Fixed Accounts...............................................................     9
    Dollar Cost Averaging Fixed Accounts.........................................    10
    Dollar Cost Averaging Program................................................    10
    Asset Allocation Program.....................................................    11
    Transfers During the Accumulation Phase......................................    11
    Automatic Asset Rebalancing Program..........................................    13
    Return Plus Program..........................................................    13
    Voting Rights................................................................    14
    Substitution, Addition or Deletion of Variable Portfolios....................    14
 ACCESS TO YOUR MONEY............................................................    14
    Systematic Withdrawal Program................................................    15
    Nursing Home Waiver..........................................................    15
    Minimum Contract Value.......................................................    15
 OPTIONAL LIVING BENEFITS........................................................    15
    MarketLock...................................................................    16
    Polaris Income Rewards.......................................................    20
    Capital Protector............................................................    24
 DEATH BENEFIT...................................................................    25
    Death Benefit Options........................................................    26
    EstatePlus...................................................................    27
    Spousal Continuation.........................................................    28
 EXPENSES........................................................................    28
    Separate Account Expenses....................................................    28
    Withdrawal Charges...........................................................    28
    Underlying Fund Expenses.....................................................    29
    Contract Maintenance Fee.....................................................    29
    Transfer Fee.................................................................    29
    Optional MarketLock Fee......................................................    29
    Optional Polaris Income Rewards Fee..........................................    29
    Optional Capital Protector Fee...............................................    29
    Optional EstatePlus Fee......................................................    30
    Premium Tax..................................................................    30
    Income Taxes.................................................................    30
    Reduction or Elimination of Fees and Expenses and Additional Amounts
      Credited...................................................................    30
 INCOME OPTIONS..................................................................    30
    Annuity Date.................................................................    30
    Income Options...............................................................    30
    Fixed or Variable Income Payments............................................    31
    Income Payments..............................................................    31
    Transfers During the Income Phase............................................    31
    Deferment of Payments........................................................    31
 TAXES...........................................................................    31
    Annuity Contracts in General.................................................    32
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    32
    Tax Treatment of Distributions - Qualified Contracts.........................    32
    Minimum Distributions........................................................    33
    Tax Treatment of Death Benefits..............................................    34
    Contracts Owned by a Trust or Corporation....................................    34
    Gifts, Pledges and/or Assignments of a Contract..............................    34
    Diversification and Investor Control.........................................    34
 OTHER INFORMATION...............................................................    34
    AIG SunAmerica Life..........................................................    34
    The Separate Account.........................................................    35
    The General Account..........................................................    35
    Payments in Connection with Distribution of the Contract.....................    35
    Administration...............................................................    36
    Legal Proceedings............................................................    36
    Financial Statements.........................................................    36
    Registration Statement.......................................................    37
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    38
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES.....................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   D-1
 APPENDIX E - MARKET VALUE ADJUSTMENT ("MVA")....................................   E-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.

See APPENDIX D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect one of the following optional features: MarketLock, Polaris Income Rewards or Capital Protector described below.

   OPTIONAL MARKETLOCK FEE

   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years, or (b) the highest anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, both adjusted for withdrawals during the applicable period)

                                                                                      ANNUALIZED FEE(4)
                                                                                      -----------------
     ALL CONTRACT YEARS.............................................................        0.65%

   OPTIONAL POLARIS INCOME REWARDS FEE

   (calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)

                                     CONTRACT YEAR                                    ANNUALIZED FEE(4)
                                     -------------                                    -----------------
     0-7............................................................................        0.65%
     8-10...........................................................................        0.45%
     11+............................................................................         none

   OPTIONAL CAPITAL PROTECTOR FEE

   (calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

                                     CONTRACT YEAR                                    ANNUALIZED FEE(5)
                                     -------------                                    -----------------
     0-7............................................................................        0.50%
     8-10...........................................................................        0.25%
     11+............................................................................         none

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM(6)   MAXIMUM(7)
                          -------------------------------------                             ----------   ----------
(expenses that are deducted from Underlying Funds, including management fees, other
 expenses and 12b-1 fees, if applicable)..................................................    0.52%        2.03%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) The Polaris Income Rewards and MarketLock features are optional guaranteed minimum withdrawal benefits. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(5) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(6) As of December 31, 2005.

(7) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77%, including EstatePlus, the optional MarketLock feature (0.65%) and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,152            $1,861            $2,580            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $912             $1,155            $1,424            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. These Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            THE POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Subsequent Purchase Payments can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company

P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

Bank One National Processing Center

Lock Box 100330

Building #6, Suite 120

2710 Media Center Drive

Los Angeles, CA 90065

Delivery of Subsequent Purchase Payments to any other address will result in a delay in crediting your contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

                                    WM VARIABLE TRUST - CLASS 2

     WM Advisors, Inc. is the investment adviser to WM Variable Trust ("WMT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC

       - Small Company Value Portfolio                                      SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio*                       SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Growth Opportunities Portfolio                                     SAST

       - International Diversified Equities Portfolio                       SAST

       - Technology Portfolio                                               SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT

       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC

       - Balanced Portfolio                                                  WMT

       - Conservative Growth Portfolio                                       WMT

       - Strategic Growth Portfolio                                          WMT

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:
     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

     TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
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                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can withdraw the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span or any combinations of these factors.

Please note that this feature and/or its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn and/or longer than expected life span. The feature does guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity and your longevity.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the older owner. MarketLock cannot be elected if you elect any other optional living benefit.
How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years***       7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday**                        owner
---------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the maximum annual withdrawal amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

*** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (See the Spousal Continuation sections in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or for Lifetime withdrawals, the age of older owner when the first withdrawal is taken. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals . However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

     THE IMPACT OF WITHDRAWALS AND THE EFFECT ON EACH COMPONENT OF MARKETLOCK ARE FURTHER EXPLAINED BELOW:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

          (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

          (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

               (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

               (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base after withdrawals,
  Withdrawal Amount     divided by the current Maximum
                        Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with MarketLock?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner ; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. Additionally, at the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will be given the option to extend the MAV Evaluation Period for an additional period of 10 years. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

POLARIS INCOME REWARDS

What is Polaris Income Rewards?

Polaris Income Rewards is an optional living benefit feature designed to help you create a guaranteed income stream. If you elect Polaris Income Rewards, you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed in detail below.

Polaris Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Polaris Income Rewards?

You may only elect either feature at the time of contract issue. You may not change the option after election. Please refer to the Polaris Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Polaris Income Rewards, it cannot be cancelled.

Polaris Income Rewards cannot be elected if you elect any other optional Living Benefit. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Polaris Income Rewards calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Polaris Income Rewards options?

The table below is a summary of the three Polaris Income Rewards options we are currently offering.

POLARIS INCOME REWARDS SUMMARY:

-----------------------------------------------------------------------------------------
                                                                                MINIMUM
                                                                              WITHDRAWAL
                                                                              PERIOD* (IF
                                                                                MAXIMUM
                                                                  MAXIMUM       ANNUAL
                                                                  ANNUAL      WITHDRAWAL
                                      BENEFIT                   WITHDRAWAL      AMOUNT
                        MAXIMUM     AVAILABILITY    STEP-UP       AMOUNT         TAKEN
       OPTION         ELECTION AGE      DATE        AMOUNT     PERCENTAGE***  EACH YEAR)
-----------------------------------------------------------------------------------------
         1             Age 80 or      3 years       10%* of       10% of       11 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         2             Age 80 or      5 years       20%* of       10% of       12 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         3             Age 70 or     10 years      50%** of       10% of       15 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see IMPORTANT INFORMATION section below.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the

Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
            11+                       None
 ----------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of
     (a) or (b), where:

          a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

          a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the

Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the features automatically terminate upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

Important Information about Polaris Income Rewards

Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day for Polaris Income Rewards following the contract issue date. This feature does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you elect one of the Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:

----------------------------------------------------------------------------------
                                              PERCENTAGE OF PURCHASE PAYMENTS
           TIME ELAPSED SINCE                         INCLUDED IN THE
        THE CONTRACT ISSUE DATE                     BENEFIT CALCULATION
----------------------------------------------------------------------------------
               0-90 Days                                    100%
----------------------------------------------------------------------------------
               91 Days +                                     0%
----------------------------------------------------------------------------------

The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized fee will be deducted from your contract value each quarter throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                            ANNUALIZED FEE*
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFIT
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINITION OF DEATH BENEFIT TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or
          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before June 1, 2004 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The annual Separate Account expenses is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year that Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE

-----------------------------------------------------------------------------------------
     YEAR OF
     RECEIPT         1        2        3        4        5        6        7        8+
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, Class 2 shares of WM Variable Trust and Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.65%
 ----------------------------------------------------

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
         11+ years                    none
 ----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------
ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE

CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a

Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of

American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    8
Annuity Unit Values.............................    8
Death Benefit Options for Contracts Issued
  Between October 24, 2001 and June 1, 2004.....   11
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................   11
Spousal Continuation Death Benefits for
  Contracts Issued Between October 24, 2001 and
  June 1, 2004..................................   11
Spousal Continuation Death Benefits for
  Contracts Issued Prior to October 21, 2001....   11
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
           ANCHOR SERIES TRUST -- CLASS 3 SHARES                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945
                                                               (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732
        Ending AUV..........................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                               (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending Number of AUs................................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,891
                                                               (b)7,742       (b)137,361     (b)277,447     (b)313,930

------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854
                                                               (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743
        Ending AUV..........................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                               (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending Number of AUs................................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596
                                                               (b)50,620      (b)497,760     (b)735,600     (b)890,252

------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987
                                                               (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791
        Ending AUV..........................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                               (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending Number of AUs................................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,346
                                                               (b)7,793       (b)104,691     (b)210,421     (b)235,606

------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232
                                                               (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077
        Ending AUV..........................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39,093
                                                               (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending Number of AUs................................   (a)3,369       (a)166,767     (a)404,634     (a)739,694
                                                               (b)3,108       (b)33,063      (b)83,304      (b)111,658

------------------------------------------------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14,595
                                                               (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510
        Ending AUV..........................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                               (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending Number of AUs................................   (a)9,218       (a)142,870     (a)304,888     (a)375,556
                                                               (b)527         (b)28,027      (b)44,962      (b)49,579

------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764
                                                               (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575
        Ending AUV..........................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                               (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending Number of AUs................................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,665
                                                               (b)5,469       (b)69,502      (b)153,379     (b)174,011

------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965
                                                               (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919
        Ending AUV..........................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                               (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending Number of AUs................................   (a)25,770      (a)414,391     (a)752,019     (a)785,591
                                                               (b)369         (b)40,274      (b)87,552      (b)73,940

------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756
                                                               (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659
        Ending AUV..........................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                               (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending Number of AUs................................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317
                                                               (b)94,850      (b)261,745     (b)401,041     (b)418,314

------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975
                                                               (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889
        Ending AUV..........................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                               (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867
        Ending Number of AUs................................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,661
                                                               (b)2,563       (b)149,828     (b)295,085     (b)384,057

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304
                                                               (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099
        Ending AUV..........................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.109
                                                               (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712
        Ending Number of AUs................................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,469
                                                               (b)25,333      (b)262,216     (b)477,981     (b)510,164

------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309
                                                               (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249
        Ending AUV..........................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                               (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending Number of AUs................................   (a)15,055      (a)263,040     (a)418,075     (a)463,718
                                                               (b)7,757       (b)66,688      (b)67,748      (b)65,627

------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934
                                                               (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868
        Ending AUV..........................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                               (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending Number of AUs................................   (a)11,000      (a)186,478     (a)456,021     (a)761,320
                                                               (b)1,832       (b)42,556      (b)92,068      (b)116,625

------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17,475
                                                               (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365
        Ending AUV..........................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                               (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending Number of AUs................................   (a)60,297      (a)226,851     (a)622,734     (a)822,351
                                                               (b)7,324       (b)27,080      (b)85,742      (b)87,622

------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701
                                                               (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602
        Ending AUV..........................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                               (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs................................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,428
                                                               (b)12,214      (b)361,907     (b)731,789     (b)832,008

------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968
                                                               (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800
        Ending AUV..........................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                               (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending Number of AUs................................   (a)14,628      (a)255,534     (a)503,487     (a)725,256
                                                               (b)90          (b)37,002      (b)52,106      (b)63,593

------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129
                                                               (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958
        Ending AUV..........................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                               (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending Number of AUs................................   (a)7,750       (a)73,506      (a)119,362     (a)200,036
                                                               (b)13          (b)10,826      (b)12,359      (b)22,358

------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116
                                                               (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926
        Ending AUV..........................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                               (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending Number of AUs................................   (a)52,756      (a)231,147     (a)341,335     (a)353,804
                                                               (b)877         (b)40,091      (b)48,384      (b)36,525

------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753
                                                               (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728
        Ending AUV..........................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                               (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending Number of AUs................................   (a)35,308      (a)269,627     (a)376,828     (a)436,395
                                                               (b)16,803      (b)71,725      (b)113,528     (b)121,365

------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285
                                                               (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164
        Ending AUV..........................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                               (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending Number of AUs................................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,531
                                                               (b)5,755       (b)148,009     (b)210,729     (b)216,181

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629
                                                               (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557
        Ending AUV..........................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                               (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending Number of AUs................................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,115
                                                               (b)13,612      (b)271,169     (b)569,670     (b)674,781

------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13,305
                                                               (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264
        Ending AUV..........................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                               (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending Number of AUs................................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,832
                                                               (b)1,722       (b)112,450     (b)181,437     (b)198,586

------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.628      (a)$7.429      (a)$9.507      (a)$10.391
                                                               (b)$7.628      (b)$7.419      (b)$9.470      (b)$10.324
        Ending AUV..........................................   (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302
                                                               (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202
        Ending Number of AUs................................   (a)75,347      (a)918,445     (a)1,613,367   (a)1,862,559
                                                               (b)22,137      (b)290,269     (b)344,467     (b)351,405

------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19,749
                                                               (b)$14.084     (b)$14.910     (b)$17.902     (b)$19.626
        Ending AUV..........................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                               (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719
        Ending Number of AUs................................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664
                                                               (b)2,373       (a)81,535      (a)152,345     (b)153,731

------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528
                                                               (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453
        Ending AUV..........................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                               (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending Number of AUs................................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290
                                                               (b)14,748      (b)329,389     (b)410,472     (b)421,850

------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931
                                                               (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759
        Ending AUV..........................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                               (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs................................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840
                                                               (b)17,494      (b)198,694     (b)436,939     (b)418,351

------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326
                                                               (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203
        Ending AUV..........................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                               (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending Number of AUs................................   (a)26,714      (a)91,097      (a)103,249     (a)135,003
                                                               (b)3,638       (b)14,803      (b)28,343      (b)35,072

------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21,219
                                                               (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091
        Ending AUV..........................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                               (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending Number of AUs................................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763
                                                               (b)5,369       (b)86,289      (b)149,777     (b)140,939

------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770
                                                               (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657
        Ending AUV..........................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                               (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs................................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,920
                                                               (b)10,354      (b)282,420     (b)526,107     (b)597,742

------------------------------------------------------------------------------------------------------------------------
Small Company Value (Inception Date - 05/01/06
        Beginning AUV.......................................   N/A            N/A            N/A            N/A
        Ending AUV..........................................   N/A            N/A            N/A            N/A
        Ending Number of AUs................................   N/A            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                                                            FISCAL YEAR
                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR       ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844
                                                               (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748
        Ending AUV..........................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                               (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending Number of AUs................................   (a)8,446       (a)233,499     (a)379,968     (a)350,110
                                                               (b)12,402      (b)46,635      (b)55,278      (b)61,926

------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436
                                                               (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422
        Ending AUV..........................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                               (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending Number of AUs................................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,377
                                                               (b)20,700      (b)223,801     (b)484,558     (b)447,079

------------------------------------------------------------------------------------------------------------------------
      LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713
                                                               (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624
        Ending AUV..........................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                               (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs................................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656
                                                               (b)39,318      (b)139,335     (b)251,944     (b)340,627

------------------------------------------------------------------------------------------------------------------------
    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068
                                                               (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998
        Ending AUV..........................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                               (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending Number of AUs................................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644
                                                               (b)11,726      (b)247,660     (b)446,382     (b)906,531

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101
                                                               (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042
        Ending AUV..........................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                               (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending Number of AUs................................   (a)33,388      (a)396,216     (a)550,209     (a)895,138
                                                               (b)1,754       (b)93,581      (b)94,913      (b)217,691

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares (Inception
  Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476
                                                               (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405
        Ending AUV..........................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                               (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending Number of AUs................................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294
                                                               (b)16,825      (b)341,615     (b)588,204     (b)814,192

------------------------------------------------------------------------------------------------------------------------
            WM VARIABLE TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.410      (a)$6.765      (a)$8.160      (a)$8.828
                                                               (b)$6.394      (b)$6.737      (b)$8.106      (b)$8.747
        Ending AUV..........................................   (a)$6.765      (a)$8.160      (a)$8.828      (a)$9.192
                                                               (b)$6.737      (b)$8.106      (b)$8.747      (b)$9.086
        Ending Number of AUs................................   (a)96,311      (a)881,607     (a)1,625,466   (a)1,921,048
                                                               (b)13,638      (b)99,844      (b)195,480     (b)179,192

------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.183      (a)$6.589      (a)$8.331      (a)$9.156
                                                               (b)$6.188      (b)$6.572      (b)$8.290      (b)$9.087
        Ending AUV..........................................   (a)$6.589      (a)$8.331      (a)$9.156      (a)$9.623
                                                               (b)$6.572      (b)$8.290      (b)$9.087      (b)$9.527
        Ending Number of AUs................................   (a)26,095      (a)465,978     (a)1,050,151   (a)1,027,621
                                                               (b)4,569       (b)61,397      (b)83,827      (b)121,143

------------------------------------------------------------------------------------------------------------------------
Strategic Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.386      (a)$6.874      (a)$8.989      (a)$9.964
                                                               (b)$6.373      (b)$6.842      (b)$8.924      (b)$9.867
        Ending AUV..........................................   (a)$6.874      (a)$8.989      (a)$9.964      (a)$10.547
                                                               (b)$6.842      (b)$8.924      (b)$9.867      (b)$10.418
        Ending Number of AUs................................   (a)34,328      (a)196,663     (a)366,800     (a)414,070
                                                               (b)24          (b)26,179      (b)29,647      (b)36,625

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310
                                                               (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209
        Ending AUV..........................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325
                                                               (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs................................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,439,168
                                                               (b)12,106      (b)150,027     (b)342,128     (b)527,975
------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252
                                                               (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161
        Ending AUV..........................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                               (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs................................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)8,463,500
                                                               (b)40,944      (b)389,740     (b)801,832     (b)1,028,165
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434
                                                               (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342
        Ending AUV..........................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                               (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs................................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)9,143,527
                                                               (b)30,474      (b)484,620     (b)901,903     (b)1,137,934
------------------------------------------------------------------------------------------------------------------------

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
        ANCHOR SERIES TRUST -- CLASS 2 SHARES*             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$35.378     (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995
                                                         (b)$35.378     (b)$33.891     (b)$25.714     (b)$33.362     (b)$35.710
        Ending AUV....................................   (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522
                                                         (b)$33.891     (b)$25.714     (b)$33.362     (b)$35.710     (b)$39.111
        Ending Number of AUs..........................   (a)216,908     (a)1,064,092   (a)1,118,028   (a)1,049,751   (a)956,079
                                                         (b)60,960      (b)206,685     (b)224,025     (b)204,085     (b)181,091

---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.915     (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887
                                                         (b)$14.915     (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757
        Ending AUV....................................   (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046
                                                         (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873
        Ending Number of AUs..........................   (a)604,398     (a)2,811,374   (a)2,734,031   (a)2,090,980   (a)1,957,475
                                                         (b)173,062     (b)927,485     (b)724,068     (b)520,866     (b)541,966

---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$27.961     (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039
                                                         (b)$27.961     (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803
        Ending AUV....................................   (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593
                                                         (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268
        Ending Number of AUs..........................   (a)114,458     (a)602,296     (a)672,575     (a)641,388     (a)566,645
                                                         (b)33,079      (b)120,834     (b)127,970     (b)121,104     (b)106,563

---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.651     (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327
                                                         (b)$14.651     (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042
        Ending AUV....................................   (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268
                                                         (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763
        Ending Number of AUs..........................   (a)25,385      (a)169,716     (a)226,576     (a)249,282     (a)278,203
                                                         (b)11,922      (b)69,537      (b)69,198      (b)92,778      (b)94,391

---------------------------------------------------------------------------------------------------------------------------------
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.970     (a)$13.627     (a)$10.091     (a)$12.750     (a)$14.643
                                                         (b)$15.970     (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527
        Ending AUV....................................   (a)$13.627     (a)$10.091     (a)$12.750     (a)$14.643     (a)$15.658
                                                         (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496
        Ending Number of AUs..........................   (a)74,319      (a)364,279     (a)449,890     (a)344,366     (a)332,844
                                                         (b)40,715      (b)77,651      (b)95,485      (b)76,496      (b)60,540

---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$32.786     (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811
                                                         (b)$32,786     (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536
        Ending AUV....................................   (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044
                                                         (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647
        Ending Number of AUs..........................   (a)229,450     (a)853,674     (a)836,923     (a)724,734     (a)657,218
                                                         (b)59,000      (b)177,215     (b)182,838     (b)173,318     (b)132,330

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$7.199      (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980
                                                         (b)$7.199      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930
        Ending AUV....................................   (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030
                                                         (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.995
        Ending Number of AUs..........................   (a)136,476     (a)566,315     (a)571,392     (a)552,162     (a)446,377
                                                         (b)51,147      (b)185,238     (b)157,890     (b)151,797     (b)91,707

---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$12.987     (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776
                                                         (b)$12.987     (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687
        Ending AUV....................................   (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915
                                                         (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793
        Ending Number of AUs..........................   (a)473,064     (a)1,581,784   (a)968,381     (a)903,467     (a)812,737
                                                         (b)244,174     (b)447,124     (b)291,588     (b)292,482     (b)270,287

---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$13.663     (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077
                                                         (a)$13.663     (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924
        Ending AUV....................................   (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.114
                                                         (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920
        Ending Number of AUs..........................   (a)199,210     (a)1,031,584   (a)1,111,056   (a)970,561     (a)986,459
                                                         (b)126,920     (b)273,702     (b)282,263     (b)210,371     (b)186,860

---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$27.129     (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362
                                                         (b)$27.129     (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088
        Ending AUV....................................   (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116
                                                         (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733
        Ending Number of AUs..........................   (a)385,797     (a)1,826,675   (a)2,072,059   (a)2,040,798   (a)1,902,007
                                                         (b)103,212     (b)433,875     (b)475,903     (b)440,962     (b)389,738

---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$9.376      (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348
                                                         (b)$9.376      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239
        Ending AUV....................................   (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855
                                                         (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724
        Ending Number of AUs..........................   (a)79,435      (a)336,919     (a)281,815     (a)283,548     (a)244,741
                                                         (b)26,944      (b)133,273     (b)143,285     (b)128,350     (b)104,597

---------------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$6.428      (a)$6.535      (a)$5.967      (a)$8.956      (a)$10.971
                                                         (b)$6.428      (b)$6.530      (b)$5.949      (b)$8.907      (b)$10.884
        Ending AUV....................................   (a)$6.535      (a)$5.967      (a)$8.956      (a)$10.971     (a)$14.804
                                                         (b)$6.530      (b)$5.949      (b)$8.907      (b)$10.884     (b)$14.651
        Ending Number of AUs..........................   (a)20,649      (a)237,125     (a)301,370     (a)342,323     (a)365,262
                                                         (b)10,799      (b)52,192      (b)85,147      (b)99,894      (b)107,507

---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$16.876     (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524
                                                         (b)$16.876     (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389
        Ending AUV....................................   (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039
                                                         (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855
        Ending Number of AUs..........................   (a)109,934     (a)465,623     (a)389,405     (a)343,630     (a)285,943
                                                         (b)56,938      (b)171,059     (b)146,680     (b)139,486     (b)113,183

---------------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 08/01/02)
        Beginning AUV.................................   (a)N/A         (a)$10.000     (a)$9.405      (a)$12.469     (a)$14.721
                                                         (b)N/A         (b)$10.000     (b)$9.392      (b)$12.420     (b)$14.627
        Ending AUV....................................   (a)N/A         (a)$9.405      (a)$12.469     (a)$14.721     (a)$15.954
                                                         (b)N/A         (b)$9.392      (b)$12.420     (b)$14.627     (b)$15.812
        Ending Number of AUs..........................   (a)N/A         (a)39,693      (a)180,054     (a)344,397     (a)484,023
                                                         (b)N/A         (b)16,533      (b)40,001      (b)65,659      (b)67,484

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.100      (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943
                                                         (b)$8.100      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887
        Ending AUV....................................   (b)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074
                                                         (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999
        Ending Number of AUs..........................   (a)80,875      (a)238,583     (a)225,105     (a)211,393     (a)154,464
                                                         (b)12,429      (b)44,586      (b)75,197      (b)45,941      (b)32,839

---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.461     (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994
                                                         (b)$15.461     (b)$15.648     (b)$16.264     (b)$16.523     (b)$16.851
        Ending AUV....................................   (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480
                                                         (b)$15.648     (b)$16.264     (b)$16.523     (b)$16.851     (b)$17.289
        Ending Number of AUs..........................   (a)42,811      (a)314,027     (a)300,598     (a)237,052     (a)284,574
                                                         (b)32,980      (b)53,497      (b)58,177      (b)52,439      (b)51,620

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$17.986     (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205
                                                         (b)$17.986     (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.048
        Ending AUV....................................   (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591
                                                         (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.048     (b)$19.365
        Ending Number of AUs..........................   (a)58,907      (a)340,476     (a)345,602     (a)242,168     (a)278,692
                                                         (b)16,500      (b)86,535      (b)86,243      (b)65,710      (b)66,294

---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$28.878     (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166
                                                         (b)$28.878     (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949
        Ending AUV....................................   (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694
                                                         (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392
        Ending Number of AUs..........................   (a)185,367     (a)846,311     (a)751,850     (a)612,894     (a)521,324
                                                         (b)61,252      (b)162,317     (b)174,784     (b)146,882     (b)116,879

---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$6.256      (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772
                                                         (b)$6.256      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726
        Ending AUV....................................   (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052
                                                         (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991
        Ending Number of AUs..........................   (a)76,426      (a)473,954     (a)617,503     (a)498,619     (a)513,701
                                                         (b)33,659      (b)100,908     (b)119,133     (b)102,598     (b)79,603

---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$13.172     (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316
                                                         (b)$13.172     (b)$12.495     (b)$11.546     (b)$14.901     (b)$17.171
        Ending AUV....................................   (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539
                                                         (b)$12.495     (b)$11.546     (b)$14.901     (b)$17.171     (b)$18.338
        Ending Number of AUs..........................   (a)97,244      (a)608,685     (a)898,069     (a)715,787     (a)564,134
                                                         (b)85,252      (b)139,486     (b)210,871     (b)172,423     (b)154,328

---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.125     (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643
                                                         (b)$11.125     (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.546
        Ending AUV....................................   (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910
                                                         (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.546     (b)$11.772
        Ending Number of AUs..........................   (a)34,310      (a)332,445     (a)536,926     (a)598,937     (a)603,868
                                                         (b)40,781      (b)96,486      (b)123,199     (b)137,503     (b)116,958

---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.372     (a)$10.751     (a)$8.363      (a)$11.262     (a)$13.386
                                                         (b)$11.372     (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285
        Ending AUV....................................   (a)$10.751     (a)$8.363      (a)$11.262     (a)$13.386     (a)$15.045
                                                         (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.894
        Ending Number of AUs..........................   (a)105,112     (a)600,448     (a)768,140     (a)808,141     (a)756,257
                                                         (b)59,493      (b)217,104     (b)236,210     (b)244,557     (b)244,648

---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.889      (a)$8.515      (a)$7.430      (a)$9.516      (a)$10.411
                                                         (b)$8.889      (b)$8.519      (b)$7.416      (b)$9.474      (b)$10.339
        Ending AUV....................................   (a)$8.515      (a)$7.430      (a)$9.516      (a)$10.411     (a)$11.336
                                                         (b)$8.519      (b)$7.416      (b)$9.474      (b)$10.339     (b)$11.229
        Ending Number of AUs..........................   (a)189,755     (a)1,321,011   (a)1,516,731   (a)1,328,465   (a)1,179,847
                                                         (b)95,675      (b)399,092     (b)495,632     (b)403,896     (b)327,739

---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$20.217     (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788
                                                         (b)$20.217     (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627
        Ending AUV....................................   (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963
                                                         (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741
        Ending Number of AUs..........................   (a)80,414      (a)500,206     (a)517,646     (a)417,456     (a)363,009
                                                         (b)36,242      (b)137,792     (b)169,554     (b)141,071     (b)121,360

---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.227     (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549
                                                         (b)$15.227     (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460
        Ending AUV....................................   (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704
                                                         (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588
        Ending Number of AUs..........................   (a)277,703     (a)1,365,813   (a)1,652,263   (a)1,478,635   (a)1,223,033
                                                         (b)108,730     (b)333,864     (b)349,341     (b)342,156     (b)262,312

---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$21.154     (a)$21.220     (a)$19.857     (a)$22.822     (a)$24.982
                                                         (b)$21.154     (b)$21.203     (b)$19.791     (b)$22.689     (b)$24.774
        Ending AUV....................................   (a)$21.220     (a)$19.857     (a)$22.822     (a)$24.982     (a)$25.316
                                                         (b)$21.203     (b)$19.791     (b)$22.689     (b)$24.774     (b)$25.043
        Ending Number of AUs..........................   (a)332,143     (a)2,124,221   (a)2,458,929   (a)2,227,769   (a)2,106,955
                                                         (b)113,416     (b)516,493     (b)570,678     (b)519,360     (b)467,238

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
      SUNAMERICA SERIES TRUST -- CLASS 2 SHARES*           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$21.065     (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371
                                                         (b)$21.065     (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238
        Ending AUV....................................   (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120
                                                         (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936
        Ending Number of AUs..........................   (a)72,747      (a)332,141     (a)282,932     (a)215,323     (a)188,485
                                                         (b)22,607      (b)50,395      (b)55,705      (b)49,768      (b)39,451

---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$11.241     (a)$11.340     (a)$11.843     (a)$16.072     (a)$21.269
                                                         (b)$11.241     (b)$11.318     (b)$11.792     (b)$15.964     (b)$21.073
        Ending AUV....................................   (a)$11.340     (a)$11.843     (a)$16.072     (a)$21.269     (a)$23.698
                                                         (b)$11.318     (b)$11.792     (b)$15.964     (b)$21.073     (b)$23.420
        Ending Number of AUs..........................   (a)58,962      (a)435,589     (a)543,583     (a)538,800     (a)435,827
                                                         (b)31,283      (b)185,070     (b)188,158     (b)165,374     (b)145,965

---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 08/01/02)
        Beginning AUV.................................   (a)N/A         (a)$10.000     (a)$10.120     (a)$13.599     (a)$15.796
                                                         (b)N/A         (b)$10.000     (b)$10.107     (b)$13.549     (b)$15.698
        Ending AUV....................................   (a)N/A         (a)$10.120     (a)$13.599     (a)$15.796     (a)$16.474
                                                         (b)N/A         (b)$10.107     (b)$13.549     (b)$15.698     (b)$16.332
        Ending Number of AUs..........................   (a)N/A         (a)55,236      (a)146,168     (a)356,605     (a)360,884
                                                         (b)N/A         (b)13,622      (b)52,685      (b)95,503      (b)108,152

---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$15.626     (a)$15.005     (a)$12.518     (a)$14.172     (a)$14.881
                                                         (b)$15.626     (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769
        Ending AUV....................................   (a)$15.005     (a)$12.518     (a)$14.172     (a)$14.881     (a)$14.912
                                                         (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763
        Ending Number of AUs..........................   (a)125,621     (a)678,937     (a)712,286     (a)567,257     (a)472,101
                                                         (b)46,186      (b)160,898     (b)201,972     (b)185,760     (b)125,397

---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$4.018      (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442
                                                         (b)$4.018      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425
        Ending AUV....................................   (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397
                                                         (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374
        Ending Number of AUs..........................   (a)173,010     (a)837,564     (a)1,507,921   (a)1,190,051   (a)1,075,188
                                                         (b)86,449      (b)364,204     (b)655,870     (b)472,001     (b)456,422

---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$12.848     (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572
                                                         (b)$12.848     (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496
        Ending AUV....................................   (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123
                                                         (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014
        Ending Number of AUs..........................   (a)27,940      (a)129,808     (a)70,832      (a)68,663      (a)75,479
                                                         (b)12,637      (b)36,499      (b)27,229      (b)42,902      (b)43,386

---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$14.490     (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658
                                                         (b)$14.490     (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499
        Ending AUV....................................   (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691
                                                         (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474
        Ending Number of AUs..........................   (a)8,283       (a)109,753     (a)128,682     (a)121,415     (a)118,598
                                                         (b)31,183      (b)34,484      (b)38,930      (b)43,002      (b)34,659

---------------------------------------------------------------------------------------------------------------------------------
 WASHINGTON MUTUAL VARIABLE TRUST -- CLASS 1 SHARES*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$7.576      (a)$7.538      (a)$6.773      (a)$8.188      (a)$8.881
                                                         (b)$7.576      (b)$7.533      (b)$6.752      (b)$8.142      (b)$8.809
        Ending AUV....................................   (a)$7.538      (a)$6.773      (a)$8.188      (a)$8.881      (a)$9.272
                                                         (b)$7.533      (b)$6.752      (b)$8.142      (b)$8.809      (b)$9.174
        Ending Number of AUs..........................   (a)125,651     (a)1,157,929   (a)1,345,762   (a)1,283,955   (a)1,123,631
                                                         (b)27,799      (b)217,417     (b)273,852     (b)258,321     (b)223,568

---------------------------------------------------------------------------------------------------------------------------------
Conservation Growth Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$8.163      (a)$7.930      (a)$6.599      (a)$8.367      (a)$9.212
                                                         (b)$8.163      (b)$7.952      (b)$6.600      (b)$8.349      (b)$9.168
        Ending AUV....................................   (a)$7.930      (a)$6.599      (a)$8.367      (a)$9.212      (a)$9.711
                                                         (b)$7.952      (b)$6.600      (b)$8.349      (b)$9.168      (b)$9.641
        Ending Number of AUs..........................   (a)107,894     (a)880,230     (a)1,034,334   (a)863,961     (a)761,852
                                                         (b)42,760      (b)152,620     (b)156,675     (b)149,654     (b)140,290

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

                                                                                                                     FISCAL YEAR
                                                         INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR       ENDED
 WASHINGTON MUTUAL VARIABLE TRUST -- CLASS 1 SHARES*       12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Strategic Growth Portfolio (Inception Date - 07/09/01)
        Beginning AUV.................................   (a)$9.190      (a)$8.784      (a)$6.877      (a)$9.013      (a)$10.016
                                                         (b)$9.190      (b)$8.783      (b)$6.859      (b)$8.967      (b)$9.939
        Ending AUV....................................   (a)$8.784      (a)$6.877      (a)$9.013      (a)$10.016     (a)$10.625
                                                         (b)$8.783      (b)$6.859      (b)$8.967      (b)$9.939      (b)$10.518
        Ending Number of AUs..........................   (a)18,868      (a)219,274     (a)240,458     (a)253,613     (a)206,298
                                                         (b)36,506      (b)118,833     (b)114,663     (b)104,208     (b)93,724

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature




         * If you purchased your contract on or before September 20, 2002, Class 2 shares (0.15% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust and Class 1 shares (no 12b-1 fees) of WM Variable Trust are offered in your contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus benefit?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Polaris Income Rewards and MarketLock features:

POLARIS INCOME REWARDS

EXAMPLE 1 OF POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTIONS 1 AND 2:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTION 3:

Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%). Finally, we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

MARKETLOCK

EXAMPLE 1 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE    MAV BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $120,000           $120,000
-----------------------------------------------------------

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 5th contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 6th contract Year, after your 5th contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($106,312/$109,600 = 97%), or $111,600 * 97% which equals
$108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.51.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, Polaris        Charge will be deducted pro-rata from variable portfolios     Washington
 Income Rewards, MarketLock        only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX E - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Platinum II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           [POLARIS PLATINUM II LOGO]

                                   PROSPECTUS
                                  MAY 1, 2006

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          American Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord
May 1, 2006. The SAI has been filed           Abbett Series Fund, Inc. ("LASF"), Columbia Funds Variable Insurance Trust ("CFT"),
with the United States Securities and         Columbia Funds Variable Insurance Trust I ("CFT I") and Van Kampen Life Investment
Exchange Commission ("SEC") and is            Trust ("VKT").
incorporated by reference into this
prospectus. The Table of Contents of          STOCKS:
the SAI appears at the end of this                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. For a free copy of the                  - Aggressive Growth Portfolio                                              SAST
SAI, call us at (800) 445-SUN2 or                   - Blue Chip Growth Portfolio                                               SAST
write to us at our Annuity Service                  - "Dogs" of Wall Street Portfolio*                                         SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY ALLIANCEBERNSTEIN L.P.
California 90054-0299.                              - Alliance Growth Portfolio                                                SAST
                                                    - Growth-Income Portfolio                                                  SAST
In addition, the SEC maintains a                    - Small & Mid Cap Value Portfolio                                          SAST
website (http://www.sec.gov) that                 MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
contains the SAI, materials                         - American Funds Global Growth Portfolio                                   AFIS
incorporated by reference and other                 - American Funds Growth Portfolio                                          AFIS
information filed electronically with               - American Funds Growth-Income Portfolio                                   AFIS
the SEC by the Company.                           MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Columbia Large Cap Value Variable Series Portfolio                        CFT
ANNUITIES INVOLVE RISKS, INCLUDING                  - Columbia Marsico Mid Cap Growth Variable Series Portfolio                 CFT
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Columbia Small Company Growth Variable Series Portfolio                   CFT
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
GUARANTEED OR ENDORSED BY, ANY BANK.                - Davis Venture Value Portfolio                                            SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Real Estate Portfolio                                                    SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
CORPORATION, THE FEDERAL RESERVE                    - Federated American Leaders Portfolio*                                    SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
                                                    - Small Company Value Portfolio                                            SAST
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                    - Global Equities Portfolio                                                SAST
                                                  MANAGED BY LORD, ABBETT & CO. LLC
                                                    - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Columbia Marsico 21st Century Variable Series Portfolio                   CFT
                                              I
                                                    - Columbia Marsico Focused Equities Variable Series Portfolio               CFT
                                              I
                                                    - Columbia Marsico Growth Variable Series Portfolio                         CFT
                                              I
                                                    - Columbia Marsico International Opportunities Variable Series Portfolio    CFT
                                              I
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager                                                   SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Columbia Asset Allocation Variable Series Portfolio                       CFT
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MACKAY SHIELDS LLC
                                                    - Columbia High Yield Bond Variable Series Portfolio                        CFT
                                              I
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts
                                                Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLES......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
    Optional MarketLock Fee......................................................     4
    Optional Polaris Income Rewards Fee..........................................     4
    Optional Capital Protector Fee...............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE POLARIS PLATINUM II VARIABLE ANNUITY........................................     6
 PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY...............................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Free Look....................................................................     7
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     8
        Columbia Funds Variable Insurance Trust I................................     8
        Van Kampen Life Investment Trust.........................................     8
    Fixed Accounts...............................................................     9
    Dollar Cost Averaging Fixed Accounts.........................................    10
    Dollar Cost Averaging Program................................................    10
    Asset Allocation Program.....................................................    11
    Transfers During the Accumulation Phase......................................    12
    Automatic Asset Rebalancing Program..........................................    13
    Return Plus Program..........................................................    13
    Voting Rights................................................................    14
    Substitution, Addition or Deletion of Variable Portfolios....................    14
 ACCESS TO YOUR MONEY............................................................    14
    Systematic Withdrawal Program................................................    15
    Nursing Home Waiver..........................................................    15
    Minimum Contract Value.......................................................    16
 OPTIONAL LIVING BENEFITS........................................................    16
    MarketLock...................................................................    16
    Polaris Income Rewards.......................................................    20
    Capital Protector............................................................    24
 DEATH BENEFIT...................................................................    25
    Death Benefit Options........................................................    27
    EstatePlus...................................................................    27
    Spousal Continuation.........................................................    28
 EXPENSES........................................................................    28
    Separate Account Expenses....................................................    29
    Withdrawal Charges...........................................................    29
    Underlying Fund Expenses.....................................................    29
    Contract Maintenance Fee.....................................................    29
    Transfer Fee.................................................................    29
    Optional MarketLock Fee......................................................    30
    Optional Polaris Income Rewards Fee..........................................    30
    Optional Capital Protector Fee...............................................    30
    Optional EstatePlus Fee......................................................    30
    Premium Tax..................................................................    30
    Income Taxes.................................................................    30
    Reduction or Elimination of Fees and Expenses and Additional Amounts
      Credited...................................................................    30
 INCOME OPTIONS..................................................................    30
    Annuity Date.................................................................    30
    Income Options...............................................................    31
    Fixed or Variable Income Payments............................................    31
    Income Payments..............................................................    31
    Transfers During the Income Phase............................................    32
    Deferment of Payments........................................................    32
 TAXES...........................................................................    32
    Annuity Contracts in General.................................................    32
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    32
    Tax Treatment of Distributions - Qualified Contracts.........................    33
    Minimum Distributions........................................................    33
    Tax Treatment of Death Benefits..............................................    34
    Contracts Owned by a Trust or Corporation....................................    34
    Gifts, Pledges and/or Assignments of a Contract..............................    34
    Diversification and Investor Control.........................................    34
 OTHER INFORMATION...............................................................    35
    AIG SunAmerica Life..........................................................    35
    The Separate Account.........................................................    35
    The General Account..........................................................    35
    Payments in Connection with Distribution of the Contract.....................    36
    Administration...............................................................    36
    Legal Proceedings............................................................    36
    Financial Statements.........................................................    37
    Registration Statement.......................................................    37
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    38
 APPENDIX A - CONDENSED FINANCIALS...............................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES.....................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   D-1
 APPENDIX E - MARKET VALUE ADJUSTMENT ("MVA")....................................   E-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, Columbia Funds Variable Insurance Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.

See APPENDIX D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect one of the following optional features: MarketLock, Polaris Income Rewards or Capital Protector described below.

   OPTIONAL MARKETLOCK FEE

   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years, or (b) the highest anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, both adjusted for withdrawals during the applicable period)

                                                                                        ANNUALIZED
                                                                                          FEE(4)
                                                                                        ----------
     All Contract Years.............................................................      0.65%

   OPTIONAL POLARIS INCOME REWARDS FEE

   (calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)

                                     CONTRACT YEAR                                    ANNUALIZED FEE(4)
                                     -------------                                    -----------------
     0-7............................................................................        0.65%
     8-10...........................................................................        0.45%
     11+............................................................................         none

   OPTIONAL CAPITAL PROTECTOR FEE

   (calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

                                     CONTRACT YEAR                                    ANNUALIZED FEE(5)
                                     -------------                                    -----------------
     0-7............................................................................        0.50%
     8-10...........................................................................        0.25%
     11+............................................................................         none

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM(6)   MAXIMUM(7)
                          -------------------------------------                             ----------   ----------
(expenses that are deducted from Underlying Funds, including management fees, other
 expenses and 12b-1 fees, if applicable)..................................................    0.52%        2.03%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) The Polaris Income Rewards and MarketLock features are optional guaranteed minimum withdrawal benefits. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(5) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(6) As of December 31, 2005.

(7) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77%, including EstatePlus, the optional MarketLock feature (0.65%) and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,152            $1,861            $2,580            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $912             $1,155            $1,424            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. These Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            THE POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Subsequent Purchase Payments can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company

P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

Bank One National Processing Center

Lock Box 100330

Building #6, Suite 120

2710 Media Center Drive

Los Angeles, CA 90065

Delivery of Subsequent Purchase Payments to any other address will result in a delay in crediting your contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST AND COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

     Columbia Management Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Fund Variable Insurance Trust ("CFT") and Columbia Fund Variable Insurance Trust I ("CFT I"). Columbia Funds Variable Insurance Trust was previously known as Nations Separate Account Trust.

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY COLUMBIA MANAGEMENT ADVISOR LLC

       - Columbia Large Cap Value Variable Series Portfolio                  CFT

       - Columbia Marsico Mid Cap Growth Variable Series Portfolio           CFT

       - Columbia Small Company Growth Variable Series Portfolio             CFT

     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC

       - Small Company Value Portfolio                                      SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Columbia Marsico 21st Century Variable Series Portfolio           CFT I

       - Columbia Marsico Focused Equities Variable Series Portfolio       CFT I

       - Columbia Marsico Growth Variable Series Portfolio                 CFT I

       - Columbia Marsico International Opportunities Variable Series
         Portfolio                                                         CFT I

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio*                       SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Growth Opportunities Portfolio                                     SAST

       - International Diversified Equities Portfolio                       SAST

       - Technology Portfolio                                               SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT

       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC

       - Columbia Asset Allocation Variable Series Portfolio                 CFT

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY MACKAY SHIELDS LLC

       - Columbia High Yield Bond Variable Series Portfolio                CFT I

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:

     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC ("CMA")

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

     TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can withdraw the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered;

and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span or any combinations of these factors.

Please note that this feature and/or its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn and/or longer than expected life span. The feature does guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity and your longevity.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first

10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years***       7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday**                        owner
---------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the maximum annual withdrawal amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

*** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (See the Spousal Continuation sections in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or for Lifetime withdrawals, the age of older owner when the first withdrawal is taken. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals . However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

THE IMPACT OF WITHDRAWALS AND THE EFFECT ON EACH COMPONENT OF MARKETLOCK ARE FURTHER EXPLAINED BELOW:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

          (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

          (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

               (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

               (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the

Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base after withdrawals,
  Withdrawal Amount     divided by the current Maximum
                        Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with MarketLock?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner ; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

Can I extend the MAV Evaluation Period beyond 10 Years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. Additionally, at the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will be given the option to extend the MAV Evaluation Period for an additional period of 10 years. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

POLARIS INCOME REWARDS

What is Polaris Income Rewards?

Polaris Income Rewards is an optional living benefit feature designed to help you create a guaranteed income stream. If you elect Polaris Income Rewards, you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed in detail below.

Polaris Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Polaris Income Rewards?
You may only elect either feature at the time of contract issue. You may not change the option after election. Please refer to the Polaris Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Polaris Income Rewards, it cannot be cancelled.

Polaris Income Rewards cannot be elected if you elect any other optional Living Benefit. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Polaris Income Rewards calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Polaris Income Rewards options?

The table below is a summary of the three Polaris Income Rewards options we are currently offering.

POLARIS INCOME REWARDS SUMMARY:

-----------------------------------------------------------------------------------------
                                                                                MINIMUM
                                                                              WITHDRAWAL
                                                                              PERIOD* (IF
                                                                                MAXIMUM
                                                                  MAXIMUM       ANNUAL
                                                                  ANNUAL      WITHDRAWAL
                                      BENEFIT                   WITHDRAWAL      AMOUNT
                        MAXIMUM     AVAILABILITY    STEP-UP       AMOUNT         TAKEN
       OPTION         ELECTION AGE      DATE        AMOUNT     PERCENTAGE***  EACH YEAR)
-----------------------------------------------------------------------------------------
         1             Age 80 or      3 years       10%* of       10% of       11 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         2             Age 80 or      5 years       20%* of       10% of       12 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         3             Age 70 or     10 years      50%** of       10% of       15 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see IMPORTANT INFORMATION section below.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris

Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
            11+                       None
 ----------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of
     (a) or (b), where:

          a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up

     Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

          a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the features automatically terminate upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

Important Information about Polaris Income Rewards

Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day for Polaris Income Rewards following the contract issue date. This feature does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you elect one of the Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:

----------------------------------------------------------------------------------
                                              PERCENTAGE OF PURCHASE PAYMENTS
           TIME ELAPSED SINCE                         INCLUDED IN THE
        THE CONTRACT ISSUE DATE                     BENEFIT CALCULATION
----------------------------------------------------------------------------------
               0-90 Days                                    100%
----------------------------------------------------------------------------------
               91 Days +                                     0%
----------------------------------------------------------------------------------

The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date.

If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized fee will be deducted from your contract value each quarter throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                            ANNUALIZED FEE*
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFIT
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before June 1, 2004 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The annual Separate Account expenses is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year that Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE


-------------------------------------------------------------------------------------------
 YEAR OF RECEIPT       1        2        3        4        5        6        7        8+
-------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                7%       6%       5%       4%       3%       2%       1%       0%
-------------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and, Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust and Class B shares of Columbia Funds Variable Insurance Trust (except for Columbia High Yield Bond Variable Series Portfolio which has no 12b-1 fees). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.65%
 ----------------------------------------------------

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
         11+ years                    none
 ----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a

Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    8
Annuity Unit Values.............................    8
Death Benefit Options for Contracts Issued
  Between October 24, 2001 and June 1, 2004.....   11
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................   11
Spousal Continuation Death Benefits for
  Contracts Issued Between October 24, 2001 and
  June 1, 2004..................................   11
Spousal Continuation Death Benefits for
  Contracts Issued Prior to October 21, 2001....   11
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
           ANCHOR SERIES TRUST -- CLASS 3 SHARES                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945
                                                               (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732
        Ending AUV..........................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                               (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending Number of AUs................................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,891
                                                               (b)7,742       (b)137,361     (b)277,447     (b)313,930

------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854
                                                               (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743
        Ending AUV..........................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                               (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending Number of AUs................................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596
                                                               (b)50,620      (b)497,760     (b)735,600     (b)890,252

------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987
                                                               (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791
        Ending AUV..........................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                               (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending Number of AUs................................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,346
                                                               (b)7,793       (b)104,691     (b)210,421     (b)235,606

------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232
                                                               (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077
        Ending AUV..........................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39.093
                                                               (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending Number of AUs................................   (a)3,369       (a)166,767     (a)404,634     (a)739,694
                                                               (b)3,108       (b)33,063      (b)83,304      (b)111,658

------------------------------------------------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14.595
                                                               (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510
        Ending AUV..........................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                               (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending Number of AUs................................   (a)9,218       (a)142,870     (a)304,888     (a)375,556
                                                               (b)527         (b)28,027      (b)44,962      (b)49,579

------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764
                                                               (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575
        Ending AUV..........................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                               (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending Number of AUs................................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,665
                                                               (b)5,469       (b)69,502      (b)153,379     (b)174,011

------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965
                                                               (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919
        Ending AUV..........................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                               (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending Number of AUs................................   (a)25,770      (a)414,391     (a)752,019     (a)785,591
                                                               (b)369         (b)40,274      (b)57,552      (b)73,940

------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756
                                                               (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659
        Ending AUV..........................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                               (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending Number of AUs................................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317
                                                               (b)94,850      (b)261,745     (b)401,041     (b)418,314

------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975
                                                               (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889
        Ending AUV..........................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                               (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867
        Ending Number of AUs................................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,661
                                                               (b)2,563       (b)149,828     (b)295,085     (b)384,057

------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304
                                                               (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099
        Ending AUV..........................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.019
                                                               (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712
        Ending Number of AUs................................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,471
                                                               (b)25,333      (b)262,216     (b)477,981     (b)510,164

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309
                                                               (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249
        Ending AUV..........................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                               (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending Number of AUs................................   (a)15,055      (a)263,040     (a)418,075     (a)463,718
                                                               (b)7,757       (b)66,688      (b)67,748      (b)65,627

------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934
                                                               (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868
        Ending AUV..........................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                               (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending Number of AUs................................   (a)11,000      (a)186,478     (a)456,021     (a)761,320
                                                               (b)1,832       (b)42,556      (b)92,068      (b)116,625

------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17.475
                                                               (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365
        Ending AUV..........................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                               (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending Number of AUs................................   (a)60,297      (a)226,851     (a)622,734     (a)822,351
                                                               (b)7,324       (b)27,080      (b)85,742      (b)87,622

------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701
                                                               (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602
        Ending AUV..........................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                               (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs................................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,428
                                                               (b)12,214      (b)361,907     (b)731,789     (b)832,008

------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968
                                                               (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800
        Ending AUV..........................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                               (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending Number of AUs................................   (a)14,628      (a)255,534     (a)503,487     (a)725,256
                                                               (b)90          (b)37,002      (b)52,106      (b)63,593

------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129
                                                               (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958
        Ending AUV..........................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                               (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending Number of AUs................................   (a)7,750       (a)73,506      (a)119,362     (a)200,036
                                                               (b)13          (b)10,826      (b)12,359      (b)22,358

------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116
                                                               (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926
        Ending AUV..........................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                               (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending Number of AUs................................   (a)52,756      (a)231,147     (a)341,335     (a)353,804
                                                               (b)877         (b)40,091      (b)48,384      (b)36,525

------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753
                                                               (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728
        Ending AUV..........................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                               (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending Number of AUs................................   (a)35,308      (a)269,627     (a)376,828     (a)436,395
                                                               (b)16,803      (b)71,725      (b)113,528     (b)121,365

------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285
                                                               (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164
        Ending AUV..........................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                               (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending Number of AUs................................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,531
                                                               (b)5,755       (b)148,009     (b)210,729     (b)216,181

------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629
                                                               (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557
        Ending AUV..........................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                               (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending Number of AUs................................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,114
                                                               (b)13,612      (b)271,169     (b)569,670     (b)674,781

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13.305
                                                               (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264
        Ending AUV..........................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                               (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending Number of AUs................................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,833
                                                               (b)1,722       (b)112,450     (b)181,437     (b)198,586

------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19.749
                                                               (b)$14.084     (b)$14.910     (b)$17.902     (b)$19.626
        Ending AUV..........................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                               (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719
        Ending Number of AUs................................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664
                                                               (b)2,373       (a)81,535      (a)152,345     (b)153,731

------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528
                                                               (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453
        Ending AUV..........................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                               (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending Number of AUs................................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290
                                                               (b)14,748      (b)329,389     (b)410,472     (b)421,850

------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931
                                                               (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759
        Ending AUV..........................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                               (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs................................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840
                                                               (b)17,494      (b)198,694     (b)436,939     (b)418,351

------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326
                                                               (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203
        Ending AUV..........................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                               (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending Number of AUs................................   (a)26,714      (a)91,097      (a)103,249     (a)135,003
                                                               (b)3,638       (b)14,803      (b)28,343      (b)35,072

------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21.219
                                                               (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091
        Ending AUV..........................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                               (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending Number of AUs................................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763
                                                               (b)5,369       (b)86,289      (b)149,777     (b)140,939

------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770
                                                               (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657
        Ending AUV..........................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                               (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs................................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,920
                                                               (b)10,354      (b)282,420     (b)526,107     (b)597,742

------------------------------------------------------------------------------------------------------------------------
Small Company Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   N/A            N/A            N/A            N/A
        Ending AUV..........................................   N/A            N/A            N/A            N/A
        Ending Number of AUs................................   N/A            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844
                                                               (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748
        Ending AUV..........................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                               (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending Number of AUs................................   (a)8,446       (a)233,499     (a)379,968     (a)350,110
                                                               (b)12,402      (b)46,635      (b)55,278      (b)61,926

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436
                                                               (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422
        Ending AUV..........................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                               (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending Number of AUs................................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,377
                                                               (b)20,700      (b)223,801     (b)484,558     (b)447,079

------------------------------------------------------------------------------------------------------------------------
      LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713
                                                               (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624
        Ending AUV..........................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                               (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs................................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656
                                                               (b)39,318      (b)139,335     (b)251,944     (b)340,627

------------------------------------------------------------------------------------------------------------------------
    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068
                                                               (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998
        Ending AUV..........................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                               (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending Number of AUs................................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644
                                                               (b)11,726      (b)247,660     (b)446,382     (b)906,531

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101
                                                               (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042
        Ending AUV..........................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                               (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending Number of AUs................................   (a)33,388      (a)396,216     (a)550,209     (a)895,138
                                                               (b)1,754       (b)93,581      (b)94,913      (b)217,691

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares (Inception
  Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476
                                                               (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405
        Ending AUV..........................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                               (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending Number of AUs................................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294
                                                               (b)16,825      (b)341,615     (b)588,204     (b)814,192

------------------------------------------------------------------------------------------------------------------------
     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310
                                                               (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209
        Ending AUV..........................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325
                                                               (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs................................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,439,168
                                                               (b)12,106      (b)150,027     (b)342,128     (b)527,975

------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252
                                                               (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161
        Ending AUV..........................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                               (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs................................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)8,463,500
                                                               (b)40,944      (b)389,740     (b)801,832     (b)1,028,165

------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434
                                                               (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342
        Ending AUV..........................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                               (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs................................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)9,143,527
                                                               (b)30,474      (b)484,620     (b)901,903     (b)1,137,934

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

COLUMBIA TRUST VARIABLE INSURANCE TRUST I -- CLASS B SHARES    INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
         (FORMERLY NATIONS SEPARATE ACCOUNT TRUST)               12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Columbia Asset Allocation Variable Series (Inception Date - 04/07/03)
(formerly Nations Asset Allocation)
        Beginning AUV.......................................   (a)N/A         (a)$8.229      (a)$9.608      (a)$10.240
                                                               (b)N/A         (b)$8.200      (b)$9.557      (b)$10.159
        Ending AUV..........................................   (a)N/A         (a)$9.608      (a)$10.240     (a)$10.535
                                                               (b)N/A         (b)$9.557      (b)$10.159     (b)$10.426
        Ending Number of AUs................................   (a)N/A         (a)50,082      (a)77,425      (a)64,127
                                                               (b)N/A         (b)51          (b)133         (b)151

------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond Variable Series* (Inception Date - 04/07/03)
  (formerly Nations High Yield Bond)
        Beginning AUV.......................................   (a)N/A         (a)$11.013     (a)$13.182     (a)$14.464
                                                               (b)N/A         (b)$10.964     (b)$13.100     (b)$14.338
        Ending AUV..........................................   (a)N/A         (a)$13.182     (a)$14.464     (a)$14.553
                                                               (b)N/A         (b)$13.100     (b)$14.338     (b)$14.389
        Ending Number of AUs................................   (a)N/A         (a)154,070     (a)253,871     (a)289,705
                                                               (b)N/A         (b)11,170      (b)17,481      (b)25,114

------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Focused Equities Variable Series (Inception
  Date - 04/07/03)
  (formerly Nations Marsico Focused Equities)
        Beginning AUV.......................................   (a)N/A         (a)$7.372      (a)$9.382      (a)$10.289
                                                               (b)N/A         (b)$7.333      (b)$9.315      (b)$10.190
        Ending AUV..........................................   (a)N/A         (a)$9.382      (a)$10.289     (a)$11.179
                                                               (b)N/A         (b)$9.315      (b)$10.190     (b)$11.043
        Ending Number of AUs................................   (a)N/A         (a)371,681     (a)664,662     (a)723,864
                                                               (b)N/A         (b)11,251      (b)34,349      (b)31,300

------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Variable Series (Inception Date - 04/07/03)
  (formerly Nations Marsico Growth)
        Beginning AUV.......................................   (a)N/A         (a)$6.791      (a)$8.602      (a)$9.577
                                                               (b)N/A         (b)$6.760      (b)$8.547      (b)$9.491
        Ending AUV..........................................   (a)N/A         (a)$8.602      (a)$9.577      (a)$10.135
                                                               (b)N/A         (b)$8.547      (b)$9.491      (b)$10.019
        Ending Number of AUs................................   (a)N/A         (a)89,757      (a)327,478     (a)369,013
                                                               (b)N/A         (b)6,744       (b)16,634      (b)19,866

------------------------------------------------------------------------------------------------------------------------
Columbia Marsico 21st Century Variable Series (Inception Date - 04/07/03)
  (formerly Nations 21st Century)
        Beginning AUV.......................................   (a)N/A         (a)$7.488      (a)$10.705     (a)$12.901
                                                               (b)N/A         (b)$7.454      (b)$10.636     (b)$12.785
        Ending AUV..........................................   (a)N/A         (a)$10.705     (a)$12.901     (a)$13.708
                                                               (b)N/A         (b)$10.636     (b)$12.785     (b)$13.550
        Ending Number of AUs................................   (a)N/A         (a)13,567      (a)31,699      (a)38,437
                                                               (b)N/A         (b)916         (b)272         (b)1,406

------------------------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Variable Series (Inception
  Date - 04/07/03)
  (formerly Nations Marsico International Opportunity)
        Beginning AUV.......................................   (a)N/A         (a)$8.569      (a)$11.886     (a)$13.650
                                                               (b)N/A         (b)$8.546      (b)$11.833     (b)$13.555
        Ending AUV..........................................   (a)N/A         (a)$11.886     (a)$13.650     (a)$16.070
                                                               (b)N/A         (b)$11.833     (b)$13.555     (b)$15.917
        Ending Number of AUs................................   (a)N/A         (a)119,127     (a)283,024     (a)319,443
                                                               (b)N/A         (b)7,071       (b)18,282      (b)11,129

------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Mid Cap Growth Variable Series (Inception Date - 04/07/03)
  (formerly Nations Marsico Mid Cap Growth)
        Beginning AUV.......................................   (a)N/A         (a)$5.745      (a)$7.295      (a)$8.197
                                                               (b)N/A         (b)$5.332      (b)$6.757      (b)$7.574
        Ending AUV..........................................   (a)N/A         (a)$7.295      (a)$8.197      (a)$8.492
                                                               (b)N/A         (b)$6.757      (b)$7.574      (b)$7.827
        Ending Number of AUs................................   (a)N/A         (a)59.774      (a)77,494      (a)76,174
                                                               (b)N/A         (b)4,127       (b)9,139       (b)1,054

------------------------------------------------------------------------------------------------------------------------
Columbia Small Company Growth Variable Series (Inception Date - 04/07/03)
  (formerly Nations Small Company Value)
        Beginning AUV.......................................   (a)N/A         (a)$6.885      (a)$9.606      (a)$10.422
                                                               (b)N/A         (b)$6.845      (b)$9.532      (b)$10.316
        Ending AUV..........................................   (a)N/A         (a)$9.606      (a)$10.422     (a)$10.893
                                                               (b)N/A         (b)$9.532      (b)$10.316     (b)$10.754
        Ending Number of AUs................................   (a)N/A         (a)66,928      (a)114,931     (a)124,687
                                                               (b)N/A         (b)4,725       (b)7,992       (b)4,578

------------------------------------------------------------------------------------------------------------------------
Columbia Large Cap Value Variable Series (Inception Date - 04/07/03)
  (formerly Nations Value)
        Beginning AUV.......................................   (a)N/A         (a)$7.226      (a)$9.431      (a)$10.512
                                                               (b)N/A         (b)$7.186      (b)$9.360      (b)$10.407
        Ending AUV..........................................   (a)N/A         (a)$9.431      (a)$10.512     (a)$11.320
                                                               (b)N/A         (b)$9.360      (b)$10.407     (b)$11.178
        Ending Number of AUs................................   (a)N/A         (a)171,341     (a)373,341     (a)414,113
                                                               (b)N/A         (b)9,090       (b)24,132      (b)15,655

------------------------------------------------------------------------------------------------------------------------

              * Class A shares (no 12b-1 fees).

              AU - Accumulation UnitAUV - Accumulation Unit
              Value(a) Without election of the optional
              EstatePlus feature(b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus benefit?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Polaris Income Rewards and MarketLock features:

POLARIS INCOME REWARDS

EXAMPLE 1 OF POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTIONS 1 AND 2:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTION 3:

Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%). Finally, we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

MARKETLOCK

EXAMPLE 1 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE    MAV BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $120,000           $120,000
-----------------------------------------------------------

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 5th contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            FOR MARKETLOCK:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 6th contract Year, after your 5th contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($106,312/$109,600 = 97%), or $111,600 * 97% which equals
$108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.51.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, Polaris        Charge will be deducted pro-rata from variable portfolios     Washington
 Income Rewards, MarketLock        only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX E -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Platinum II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

       ------------------------------------------------------------------
       Name

       ------------------------------------------------------------------
       Address

       ------------------------------------------------------------------
       City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           [POLARIS PLATINUM II LOGO]

                                   PROSPECTUS

                                  MAY 1, 2006

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          American Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord
May 1, 2006. The SAI has been filed           Abbett Series Fund, Inc. ("LASF"), Van Kampen Life Investment Trust ("VKT"), BB&T
with the United States Securities and         Variable Insurance Funds ("VIF"), and the WM Variable Trust ("WMT").
Exchange Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
the SAI appears at the end of this                  - Aggressive Growth Portfolio                                              SAST
prospectus. For a free copy of the                  - Blue Chip Growth Portfolio                                               SAST
SAI, call us at (800) 445-SUN2 or                   - "Dogs" of Wall Street Portfolio*                                         SAST
write to us at our Annuity Service                MANAGED BY ALLIANCEBERNSTEIN L.P.
Center, P.O. Box 54299, Los Angeles,                - Alliance Growth Portfolio                                                SAST
California 90054-0299.                              - Growth-Income Portfolio                                                  SAST
                                                    - Small & Mid Cap Value Portfolio                                          SAST
In addition, the SEC maintains a                  MANAGED BY BB&T ASSET MANAGEMENT, INC.
website (http://www.sec.gov) that                   - BB&T Large Cap VIF Portfolio                                              VIF
contains the SAI, materials                         - BB&T Large Cap Growth VIF Portfolio                                       VIF
incorporated by reference and other                 - BB&T Mid Cap Growth VIF Portfolio                                         VIF
information filed electronically with               - BB&T Special Opportunities Equity VIF Portfolio                           VIF
the SEC by the Company.                           MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    - American Funds Global Growth Portfolio                                   AFIS
ANNUITIES INVOLVE RISKS, INCLUDING                  - American Funds Growth Portfolio                                          AFIS
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - American Funds Growth-Income Portfolio                                   AFIS
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
GUARANTEED OR ENDORSED BY, ANY BANK.                - Davis Venture Value Portfolio                                            SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Real Estate Portfolio                                                    SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
CORPORATION, THE FEDERAL RESERVE                    - Federated American Leaders Portfolio*                                    SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
                                                    - Small Company Value Portfolio                                            SAST
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - Global Equities Portfolio                                                SAST
                                                  MANAGED BY LORD, ABBETT & CO. LLC
                                                    - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager                                                   SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY BB&T ASSET MANAGEMENT, INC.
                                                    - BB&T Capital Manager Equity VIF Portfolio                                 VIF
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Balanced Portfolio                                                        WMT
                                                    - Conservative Growth Portfolio                                             WMT
                                                    - Strategic Growth Portfolio                                                WMT
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY BB&T ASSET MANAGEMENT, INC.
                                                    - BB&T Total Return Bond VIF Portfolio                                      VIF
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts
                                                Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.
                                              **Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
                                    TABLE OF CONTENTS
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                       2
 HIGHLIGHTS......................................................................
                                                                                       3
 FEE TABLES......................................................................
                                                                                       4
    Maximum Owner Transaction Expenses...........................................
                                                                                       4
    Contract Maintenance Fee.....................................................
                                                                                       4
    Separate Account Annual Expenses.............................................
                                                                                       4
    Additional Optional Feature Fees.............................................
                                                                                       4
    Optional MarketLock Fee......................................................
                                                                                       4
    Optional Polaris Income Rewards Fee..........................................
                                                                                       4
    Optional Capital Protector Fee...............................................
                                                                                       4
    Underlying Fund Expenses.....................................................
                                                                                       4
 EXAMPLES........................................................................
                                                                                       5
 THE POLARIS PLATINUM II VARIABLE ANNUITY........................................
                                                                                       6
 PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY...............................
                                                                                       6
    Allocation of Purchase Payments..............................................
                                                                                       7
    Accumulation Units...........................................................
                                                                                       7
    Free Look....................................................................
                                                                                       7
 INVESTMENT OPTIONS..............................................................
                                                                                       8
    Variable Portfolios..........................................................
                                                                                       8
        American Funds Insurance Series..........................................
                                                                                       8
        Anchor Series Trust......................................................
                                                                                       8
        Lord Abbett Series Fund, Inc. ...........................................
                                                                                       8
        SunAmerica Series Trust..................................................
                                                                                       8
        Van Kampen Life Investment Trust.........................................
                                                                                       8
        BB&T Variable Insurance Funds............................................
                                                                                       8
        WM Variable Trust........................................................
                                                                                       8
    Fixed Accounts...............................................................
                                                                                       9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                      10
    Dollar Cost Averaging Program................................................
                                                                                      10
    Asset Allocation Program.....................................................
                                                                                      11
    Transfers During the Accumulation Phase......................................
                                                                                      11
    Automatic Asset Rebalancing Program..........................................
                                                                                      13
    Return Plus Program..........................................................
                                                                                      13
    Voting Rights................................................................
                                                                                      14
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                      14
 ACCESS TO YOUR MONEY............................................................
                                                                                      14
    Systematic Withdrawal Program................................................
                                                                                      15
    Nursing Home Waiver..........................................................
                                                                                      15
    Minimum Contract Value.......................................................
                                                                                      15
 OPTIONAL LIVING BENEFITS........................................................
                                                                                      16
    MarketLock...................................................................
                                                                                      16
    Polaris Income Rewards.......................................................
                                                                                      20
    Capital Protector Feature....................................................
                                                                                      24
 DEATH BENEFIT...................................................................
                                                                                      25
    Death Benefit Options........................................................
                                                                                      27
    Optional EstatePlus Benefit..................................................
                                                                                      27
    Spousal Continuation.........................................................
                                                                                      28
 EXPENSES........................................................................
                                                                                      28
    Separate Account Expenses....................................................
                                                                                      29
    Withdrawal Charges...........................................................
                                                                                      29
    Underlying Fund Expenses.....................................................
                                                                                      29
    Contract Maintenance Fee.....................................................
                                                                                      29
    Transfer Fee.................................................................
                                                                                      29
    Optional MarketLock Fee......................................................
                                                                                      29
    Optional Polaris Income Rewards Fee..........................................
                                                                                      30
    Optional Capital Protector Fee...............................................
                                                                                      30
    Optional EstatePlus Fee......................................................
                                                                                      30
    Premium Tax..................................................................
                                                                                      30
    Income Taxes.................................................................
                                                                                      30
    Reduction or Elimination of Fees, Expenses, and Additional Amounts
      Credited...................................................................
                                                                                      30
 INCOME OPTIONS..................................................................
                                                                                      30
    Annuity Date.................................................................
                                                                                      30
    Income Options...............................................................
                                                                                      31
    Fixed or Variable Income Payments............................................
                                                                                      31
    Income Payments..............................................................
                                                                                      31
    Transfers During the Income Phase............................................
                                                                                      32
    Deferment of Payments........................................................
                                                                                      32
 TAXES...........................................................................
                                                                                      32
    Annuity Contracts in General.................................................
                                                                                      32
    Tax Treatment of Distributions - Non-Qualified Contracts.....................
                                                                                      32
    Tax Treatment of Distributions - Qualified Contracts.........................
                                                                                      33
    Minimum Distributions........................................................
                                                                                      33
    Tax Treatment of Death Benefits..............................................
                                                                                      34
    Contracts Owned by a Trust or Corporation....................................
                                                                                      34
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                      34
    Diversification and Investor Control.........................................
                                                                                      34
 OTHER INFORMATION...............................................................
                                                                                      35
    AIG SunAmerica Life..........................................................
                                                                                      35
    The Separate Account.........................................................
                                                                                      35
    The General Account..........................................................
                                                                                      35
    Payments in Connection with Distribution of the Contract.....................
                                                                                      35
    Administration...............................................................
                                                                                      36
    Legal Proceedings............................................................
                                                                                      36
    Financial Statements.........................................................
                                                                                      37
    Registration Statement.......................................................
                                                                                      37
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                      38
 APPENDIX A - CONDENSED FINANCIALS...............................................
                                                                                     A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................
                                                                                     B-1
 APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES.....................
                                                                                     C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                     D-1
 APPENDIX E - MARKET VALUE ADJUSTMENT ("MVA")....................................
                                                                                     E-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, BB&T Variable Insurance Funds, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.

See APPENDIX D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect one of the following optional features: MarketLock, Polaris Income Rewards or Capital Protector described below.

   OPTIONAL MARKETLOCK FEE(4)

   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years, or (b) the highest anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, both adjusted for withdrawals during the applicable period)

                                                                                      ANNUALIZED FEE
                                                                                      --------------
     ALL CONTRACT YEARS.............................................................      0.65%

   OPTIONAL POLARIS INCOME REWARDS FEE(4)

   (calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)

    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
     0-7............................................................................      0.65%
     8-10...........................................................................      0.45%
     11+............................................................................       none

   OPTIONAL CAPITAL PROTECTOR FEE(5)

   (calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
     0-7............................................................................      0.50%
     8-10...........................................................................      0.25%
     11+............................................................................       none

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND EXPENSES                                                       MINIMUM(6)   MAXIMUM(7)
-------------------------------------                                                       ----------   ----------
(expenses that are deducted from Underlying Funds, including management fees, other
 expenses and 12b-1 fees, if applicable)..................................................    0.52%        2.03%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows:

YEARS:......................................................   1    2    3    4    5    6    7    8    9   10+
                                                              7%   6%   5%   4%   3%   2%   1%   0%   0%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) The Polaris Income Rewards and MarketLock features are optional guaranteed minimum withdrawal benefits. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(5) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and reducing the dollar amount in your Fixed Account(s).

(6) As of December 31, 2005.

(7) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77%, including EstatePlus, the optional MarketLock feature (0.65%) and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,152            $1,861            $2,580            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $452             $1,361            $2,280            $4,617
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $912             $1,155            $1,424            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. These Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            THE POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Subsequent Purchase Payments can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company

P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

Bank One National Processing Center

Lock Box 100330

Building #6, Suite 120

2710 Media Center Drive

Los Angeles, CA 90065

Delivery of Subsequent Purchase Payments to any other address will result in a delay in crediting your contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     BB&T VARIABLE INSURANCE FUNDS

     BB&T Asset Management, Inc. is the investment adviser to BB&T Variable Insurance Funds ("VIF").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

                                    WM VARIABLE TRUST - CLASS 2

     WM Advisors, Inc. is the investment adviser to WM Variable Trust ("WMT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY BB&T ASSET MANAGEMENT, INC.

       - BB&T Large Cap VIF Portfolio                                        VIF

       - BB&T Large Cap Growth VIF Portfolio                                 VIF

       - BB&T Mid Cap Growth VIF Portfolio                                   VIF

       - BB&T Special Opportunities Equity VIF Portfolio                     VIF

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC

       - Small Company Value Portfolio                                      SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio*                       SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Growth Opportunities Portfolio                                     SAST

       - International Diversified Equities Portfolio  SAST

       - Technology Portfolio                                               SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT

       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY BB&T ASSET MANAGEMENT, INC.

       - BB&T Capital Manager Equity VIF Portfolio                           VIF

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC

       - Balanced Portfolio                                                  WMT

       - Conservative Growth Portfolio                                       WMT

       - Strategic Growth Portfolio                                          WMT

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY BB&T ASSET MANAGEMENT, INC.

       - BB&T Total Return Bond VIF Portfolio                                VIF

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:

     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires.

With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the

Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can withdraw the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span or any combinations of these factors.

Please note that this feature and/or its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn and/or longer than expected life span. The feature does guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity and your longevity.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years***       7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday**                        owner
---------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the maximum annual withdrawal amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

*** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (See the Spousal Continuation sections in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or for Lifetime withdrawals, the age of older owner when the first withdrawal is taken. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals . However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

THE IMPACT OF WITHDRAWALS AND THE EFFECT ON EACH COMPONENT OF MARKETLOCK ARE FURTHER EXPLAINED BELOW:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

          (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

          (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

               (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

               (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the

Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base after withdrawals,
  Withdrawal Amount     divided by the current Maximum
                        Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with MarketLock?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner ; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. Additionally, at the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will be given the option to extend the MAV Evaluation Period for an additional period of 10 years. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be canceled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

POLARIS INCOME REWARDS

What is Polaris Income Rewards?

Polaris Income Rewards is an optional living benefit feature designed to help you create a guaranteed income stream. If you elect Polaris Income Rewards, you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed in detail below.

Polaris Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Polaris Income Rewards?
You may only elect either feature at the time of contract issue. You may not change the option after election. Please refer to the Polaris Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Polaris Income Rewards, it cannot be cancelled.

Polaris Income Rewards cannot be elected if you elect any other optional Living Benefit. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Polaris Income Rewards calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Polaris Income Rewards options?

The table below is a summary of the three Polaris Income Rewards options we are currently offering.

POLARIS INCOME REWARDS SUMMARY:

-----------------------------------------------------------------------------------------
                                                                                MINIMUM
                                                                              WITHDRAWAL
                                                                              PERIOD* (IF
                                                                                MAXIMUM
                                                                  MAXIMUM       ANNUAL
                                                                  ANNUAL      WITHDRAWAL
                                      BENEFIT                   WITHDRAWAL      AMOUNT
                        MAXIMUM     AVAILABILITY    STEP-UP       AMOUNT         TAKEN
       OPTION         ELECTION AGE      DATE        AMOUNT     PERCENTAGE***  EACH YEAR)
-----------------------------------------------------------------------------------------
         1             Age 80 or      3 years       10%* of       10% of       11 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         2             Age 80 or      5 years       20%* of       10% of       12 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------
         3             Age 70 or     10 years      50%** of       10% of       15 years
                      younger on     following    Withdrawal    Withdrawal
                      the contract   contract       Benefit    Benefit Base
                      issue date    issue date       Base
-----------------------------------------------------------------------------------------

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see IMPORTANT INFORMATION section below.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris

Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
            11+                       None
 ----------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of
     (a) or (b), where:

          a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up

     Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

          a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the features automatically terminate upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

IMPORTANT INFORMATION ABOUT POLARIS INCOME REWARDS

Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day for Polaris Income Rewards following the contract issue date. This feature does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you elect one of the Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR FEATURE

What is Capital Protector?

Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:

----------------------------------------------------------------------------------
                                              PERCENTAGE OF PURCHASE PAYMENTS
           TIME ELAPSED SINCE                         INCLUDED IN THE
        THE CONTRACT ISSUE DATE                     BENEFIT CALCULATION
----------------------------------------------------------------------------------
               0-90 Days                                    100%
----------------------------------------------------------------------------------
               91 Days +                                     0%
----------------------------------------------------------------------------------

The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date.

If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized fee will be deducted from your contract value each quarter throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                            ANNUALIZED FEE*
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFIT
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINITION OF DEATH BENEFIT TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before June 1, 2004 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

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                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The annual Separate Account expenses is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year that Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE

--------------------------------------------------------------------------------------------
 YEAR SINCE RECEIPT     1        2        3        4        5        6        7        8+
--------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                 7%       6%       5%       4%       3%       2%       1%       0%
--------------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12B-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, Class 2 shares of WM Variable Trust, shares of the BB&T Variable Insurance Funds and Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.65%
 ----------------------------------------------------

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years                    0.65%
 ----------------------------------------------------
        8-10 years                    0.45%
 ----------------------------------------------------
         11+ years                    none
 ----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES, AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of

Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------

        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    8
Annuity Unit Values.............................    8
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 3 SHARES

  Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945
                                                               (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732
        Ending AUV..........................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                               (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending Number of AUs................................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,891
                                                               (b)7,742       (b)137,361     (b)277,447     (b)313,930

------------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854
                                                               (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743
        Ending AUV..........................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                               (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending Number of AUs................................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596
                                                               (b)50,620      (b)497,760     (b)735,600     (b)890,252

------------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987
                                                               (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791
        Ending AUV..........................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                               (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending Number of AUs................................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,346
                                                               (b)7,793       (b)104,691     (b)210,421     (b)235,606

------------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232
                                                               (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077
        Ending AUV..........................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39.093
                                                               (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending Number of AUs................................   (a)3,369       (a)166,767     (a)404,634     (a)739,694
                                                               (b)3,108       (b)33,063      (b)83,304      (b)111,658

------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 3 SHARES

  Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14.595
                                                               (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510
        Ending AUV..........................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                               (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending Number of AUs................................   (a)9,218       (a)142,870     (a)304,888     (a)375,556
                                                               (b)527         (b)28,027      (b)44,962      (b)49,579

------------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764
                                                               (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575
        Ending AUV..........................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                               (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending Number of AUs................................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,663
                                                               (b)5,469       (b)69,502      (b)153,379     (b)174,011

------------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965
                                                               (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919
        Ending AUV..........................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                               (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending Number of AUs................................   (a)25,770      (a)414,391     (a)752,019     (a)785,591
                                                               (b)369         (b)40,274      (b)87,552      (b)73,940

------------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756
                                                               (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659
        Ending AUV..........................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                               (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending Number of AUs................................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317
                                                               (b)94,850      (b)261,745     (b)401,041     (b)418,314

------------------------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975
                                                               (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889
        Ending AUV..........................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                               (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867
        Ending Number of AUs................................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,661
                                                               (b)2,563       (b)149,828     (b)295,085     (b)384,057

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304
                                                               (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099
        Ending AUV..........................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.019
                                                               (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712
        Ending Number of AUs................................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,469
                                                               (b)25,333      (b)262,216     (b)477,981     (b)510,164

------------------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309
                                                               (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249
        Ending AUV..........................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                               (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending Number of AUs................................   (a)15,055      (a)263,040     (a)418,075     (a)463,718
                                                               (b)7,757       (b)66,688      (b)67,748      (b)65,627

------------------------------------------------------------------------------------------------------------------------
  Emerging Market (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934
                                                               (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868
        Ending AUV..........................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                               (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending Number of AUs................................   (a)11,000      (a)186,478     (a)456,021     (a)761,320
                                                               (b)1,832       (b)42,556      (b)92,068      (b)116,625

------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17.475
                                                               (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365
        Ending AUV..........................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                               (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending Number of AUs................................   (a)60,297      (a)226,851     (a)622,734     (a)822,351
                                                               (b)7,324       (b)27,080      (b)85,742      (b)87,622

------------------------------------------------------------------------------------------------------------------------
  Foreign Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701
                                                               (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602
        Ending AUV..........................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                               (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs................................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,428
                                                               (b)12,214      (b)361,907     (b)731,789     (b)832,008

------------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968
                                                               (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800
        Ending AUV..........................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                               (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending Number of AUs................................   (a)14,628      (a)255,534     (a)503,487     (a)725,256
                                                               (b)90          (b)37,002      (b)52,106      (b)63,593

------------------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129
                                                               (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958
        Ending AUV..........................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                               (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending Number of AUs................................   (a)7,750       (a)73,506      (a)119,362     (a)200,036
                                                               (b)13          (b)10,826      (b)12,359      (b)22,358

------------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116
                                                               (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926
        Ending AUV..........................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                               (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending Number of AUs................................   (a)52,756      (a)231,147     (a)341,335     (a)353,804
                                                               (b)877         (b)40,091      (b)48,384      (b)36,525

------------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753
                                                               (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728
        Ending AUV..........................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                               (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending Number of AUs................................   (a)35,308      (a)269,627     (a)376,828     (a)436,395
                                                               (b)16,803      (b)71,725      (b)113,528     (b)121,365

------------------------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285
                                                               (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164
        Ending AUV..........................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                               (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending Number of AUs................................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,531
                                                               (b)5,755       (b)148,009     (b)210,729     (b)216,181

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629
                                                               (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557
        Ending AUV..........................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                               (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending Number of AUs................................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,116
                                                               (b)13,612      (b)271,169     (b)569,670     (b)674,781

------------------------------------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13.305
                                                               (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264
        Ending AUV..........................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                               (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending Number of AUs................................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,833
                                                               (b)1,722       (b)112,450     (b)181,437     (b)198,586

------------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.628      (a)$7.429      (a)$9.507      (a)$10.391
                                                               (b)$7.628      (b)$7.419      (b)$9.470      (b)$10.324
        Ending AUV..........................................   (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302
                                                               (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202
        Ending Number of AUs................................   (a)75,347      (a)918,445     (a)1,613,367   (a)1,862,559
                                                               (b)22,137      (b)290,269     (b)344,467     (b)351,405

------------------------------------------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19.749
                                                               (b)$14.084     (b)$14.910     (b)$17.902     (b)$19.626
        Ending AUV..........................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                               (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719
        Ending Number of AUs................................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664
                                                               (b)2,373       (a)81,535      (a)152,345     (b)153,731

------------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528
                                                               (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453
        Ending AUV..........................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                               (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending Number of AUs................................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290
                                                               (b)14,748      (b)329,389     (b)410,472     (b)421,850

------------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931
                                                               (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759
        Ending AUV..........................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                               (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs................................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840
                                                               (b)17,494      (b)198,694     (b)436,939     (b)418,351

------------------------------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326
                                                               (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203
        Ending AUV..........................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                               (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending Number of AUs................................   (a)26,714      (a)91,097      (a)103,249     (a)135,003
                                                               (b)3,638       (b)14,803      (b)28,343      (b)35,072

------------------------------------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21.219
                                                               (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091
        Ending AUV..........................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                               (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending Number of AUs................................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763
                                                               (b)5,369       (b)86,289      (b)149,777     (b)140,939

------------------------------------------------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770
                                                               (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657
        Ending AUV..........................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                               (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs................................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,920
                                                               (b)10,354      (b)282,420     (b)526,107     (b)597,742

------------------------------------------------------------------------------------------------------------------------
  Small Company Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   N/A            N/A            N/A            N/A
        Ending AUV..........................................   N/A            N/A            N/A            N/A
        Ending Number of AUs................................   N/A            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844
                                                               (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748
        Ending AUV..........................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                               (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending Number of AUs................................   (a)8,446       (a)233,499     (a)379,968     (a)350,110
                                                               (b)12,402      (b)46,635      (b)55,278      (b)61,926

------------------------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436
                                                               (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422
        Ending AUV..........................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                               (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending Number of AUs................................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,377
                                                               (b)20,700      (b)223,801     (b)484,558     (b)447,079

------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

  Lord Abbett Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713
                                                               (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624
        Ending AUV..........................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                               (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs................................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656
                                                               (b)39,318      (b)139,335     (b)251,944     (b)340,627

------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II SHARES

  Van Kampen LIT Comstock, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068
                                                               (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998
        Ending AUV..........................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                               (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending Number of AUs................................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644
                                                               (b)11,726      (b)247,660     (b)446,382     (b)906,531

------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares (Inception
    Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101
                                                               (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042
        Ending AUV..........................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                               (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending Number of AUs................................   (a)33,388      (a)396,216     (a)550,209     (a)895,138
                                                               (b)1,754       (b)93,581      (b)94,913      (b)217,691

------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares (Inception
    Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476
                                                               (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405
        Ending AUV..........................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                               (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending Number of AUs................................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294
                                                               (b)16,825      (b)341,615     (b)588,204     (b)814,192

------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST - CLASS 2 SHARES

  Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.410      (a)$6.765      (a)$8.160      (a)$8.828
                                                               (b)$6.394      (b)$6.737      (b)$8.106      (b)$8.747
        Ending AUV..........................................   (a)$6.765      (a)$8.160      (a)$8.828      (a)$9.192
                                                               (b)$6.737      (b)$8.106      (b)$8.747      (b)$9.086
        Ending Number of AUs................................   (a)96,311      (a)881,607     (a)1,625,466   (a)1,921,048
                                                               (b)13,638      (b)99,844      (b)195,480     (b)179,192

------------------------------------------------------------------------------------------------------------------------
  Conservative Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.183      (a)$6.589      (a)$8.331      (a)$9.156
                                                               (b)$6.188      (b)$6.572      (b)$8.290      (b)$9.087
        Ending AUV..........................................   (a)$6.589      (a)$8.331      (a)$9.156      (a)$9.623
                                                               (b)$6.572      (b)$8.290      (b)$9.087      (b)$9.527
        Ending Number of AUs................................   (a)26,095      (a)465,978     (a)1,050,151   (a)1,027,621
                                                               (b)4,569       (b)61,397      (b)83,827      (b)121,143

------------------------------------------------------------------------------------------------------------------------
  Strategic Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.386      (a)$6.874      (a)$8.989      (a)$9.964
                                                               (b)$6.373      (b)$6.842      (b)$8.924      (b)$9.867
        Ending AUV..........................................   (a)$6.874      (a)$8.989      (a)$9.964      (a)$10.547
                                                               (b)$6.842      (b)$8.924      (b)$9.867      (b)$10.418
        Ending Number of AUs................................   (a)34,328      (a)196,663     (a)366,800     (a)414,070
                                                               (b)24          (b)26,179      (b)29,647      (b)36,625

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                               INCEPTION TO   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - CLASS II SHARES

  American Funds Global Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310
                                                               (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209
        Ending AUV..........................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.324
                                                               (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs................................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,439,168
                                                               (b)12,106      (b)150,027     (b)342,128     (b)527,975

------------------------------------------------------------------------------------------------------------------------
  American Funds Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252
                                                               (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161
        Ending AUV..........................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                               (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs................................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)8,463,500
                                                               (b)40,944      (b)389,740     (b)801,832     (b)1,028,165

------------------------------------------------------------------------------------------------------------------------
  American Funds Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434
                                                               (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342
        Ending AUV..........................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                               (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs................................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)9,143,527
                                                               (b)30,474      (b)484,620     (b)901,903     (b)1,137,934

------------------------------------------------------------------------------------------------------------------------
BB&T VARIABLE INSURANCE FUNDS

  BB&T Capital Manager Equity VIF Portfolio (Inception Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.479
                                                                                                            (b)$10.464
        Ending Number of AUs................................   n/a            n/a            n/a            (a)30
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------
  BB&T Large Cap VIF Portfolio (Inception Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.489
                                                                                                            (b)$10.474
        Ending Number of AUs................................   n/a            n/a            n/a            (a)10,292
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------
  BB&T Large Cap Growth VIF Portfolio (Inception Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.342
                                                                                                            (b)$10.323
        Ending Number of AUs................................   n/a            n/a            n/a            (a)176
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------
  BB&T Mid Cap Growth VIF Portfolio (Inception Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.708
                                                                                                            (b)$10.695
        Ending Number of AUs................................   n/a            n/a            n/a            (a)14,211
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------
  BB&T Special Opportunities Equity VIF Portfolio (Inception
    Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.364
                                                                                                            (b)$10.356
        Ending Number of AUs................................   n/a            n/a            n/a            (a)21,617
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------
  BB&T Total Return Bond VIF Portfolio (Inception Date - 10/10/05)
        Beginning AUV.......................................   n/a            n/a            n/a            (a)$10.000
                                                                                                            (b)$10.000
        Ending AUV..........................................   n/a            n/a            n/a            (a)$10.011
                                                                                                            (b)$10.004
        Ending Number of AUs................................   n/a            n/a            n/a            (a)16,874
                                                                                                            (b)30

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus benefit?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - POLARIS INCOME REWARDS AND MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Polaris Income Rewards and MarketLock features:

Polaris Income Rewards:

EXAMPLE 1 - POLARIS INCOME REWARDS:

     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTIONS 1 AND 2:

     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
            POLARIS INCOME REWARDS OPTION 3:

     Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000). Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%). Finally, we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

MARKETLOCK:

EXAMPLE 1 FOR MARKETLOCK:

     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2 FOR MARKETLOCK:

     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE    MAV BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $120,000           $120,000
-----------------------------------------------------------

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 5th contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT FOR MARKETLOCK:

     Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
            FOR MARKETLOCK:

     Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 6th contract Year, after your 5th contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base
     ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($106,312/$109,600 = 97%), or $111,600 * 97% which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.51.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, Polaris        Charge will be deducted pro-rata from variable portfolios     Washington
 Income Rewards, MarketLock        only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Platinum II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           [POLARIS PLATINUM II LOGO]

                                   PROSPECTUS
                                  MAY 1, 2006

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices -Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invest exclusively in shares of one of the Underlying Funds listed
obtain a copy of the Statement of             below. The Variable Portfolios are part of the Anchor Series Trust ("AST"), American
Additional Information ("SAI") dated          Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord Abbett Series
May 1, 2006. The SAI has been filed           Fund, Inc. ("LASF") and Van Kampen Life Investment Trust ("VKT").
with the United States Securities and
Exchange Commission ("SEC") and is            STOCKS:
incorporated by reference into this               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of                - Aggressive Growth Portfolio                                              SAST
the SAI appears at the end of this                  - Blue Chip Growth Portfolio                                               SAST
prospectus. For a free copy of the                  - "Dogs" of Wall Street Portfolio*                                         SAST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY ALLIANCEBERNSTEIN L.P.
write to us at our Annuity Service                  - Alliance Growth Portfolio                                                SAST
Center, P.O. Box 54299, Los Angeles,                - Growth-Income Portfolio                                                  SAST
California 90054-0299.                              - Small & Mid Cap Value Portfolio                                          SAST
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
In addition, the SEC maintains a                    - American Funds Global Growth Portfolio                                   AFIS
website (http://www.sec.gov) that                   - American Funds Growth Portfolio                                          AFIS
contains the SAI, materials                         - American Funds Growth-Income Portfolio                                   AFIS
incorporated by reference and other               MANAGED BY DAVIS SELECTED ADVISERS D/B/A DAVIS ADVISERS
information filed electronically with               - Davis Venture Value Portfolio                                            SAST
the SEC by the Company.                             - Real Estate Portfolio                                                    SAST
                                                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated American Leaders Portfolio*                                    SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY FRANKLIN ADVISERS, INC.
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Small Company Value Portfolio                                            SAST
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
THEY ARE NOT FEDERALLY INSURED BY THE               - Goldman Sachs Research Portfolio                                         SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
CORPORATION, THE FEDERAL RESERVE                    - Global Equities Portfolio                                                SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY LORD, ABBETT & CO. LLC
                                                    - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager                                                   SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    - American Funds Asset Allocation Portfolio                                AFIS
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                               * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT
                                                 Comstock is an equity fund seeking capital growth and income. MFS Massachusetts
                                                 Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLES......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
    Optional MarketLock Fee......................................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE POLARIS II PLATINUM SERIES VARIABLE ANNUITY.................................     6
 PURCHASING A POLARIS II PLATINUM SERIES VARIABLE ANNUITY........................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Free Look....................................................................     7
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     8
        Van Kampen Life Investment Trust.........................................     8
    Fixed Accounts...............................................................     9
    Dollar Cost Averaging Fixed Accounts.........................................    10
    Dollar Cost Averaging Program................................................    10
    Asset Allocation Program.....................................................    10
    Transfers During the Accumulation Phase......................................    11
    Automatic Asset Rebalancing Program..........................................    13
    Voting Rights................................................................    13
    Substitution, Addition or Deletion of Variable Portfolios....................    13
 ACCESS TO YOUR MONEY............................................................    13
    Systematic Withdrawal Program................................................    15
    Nursing Home Waiver..........................................................    15
    Minimum Contract Value.......................................................    15
 OPTIONAL LIVING BENEFITS........................................................    15
    MarketLock...................................................................    15
 DEATH BENEFITS..................................................................    19
    Death Benefit Options........................................................    20
    Optional EstatePlus Benefit..................................................    21
    Spousal Continuation.........................................................    22
 EXPENSES........................................................................    22
    Separate Account Expenses....................................................    22
    Withdrawal Charges...........................................................    22
    Underlying Fund Expenses.....................................................    23
    Contract Maintenance Fee.....................................................    23
    Transfer Fee.................................................................    23
    Optional MarketLock Fee......................................................    23
    Optional EstatePlus Fee......................................................    23
    Premium Tax..................................................................    23
    Income Taxes.................................................................    23
    Reduction or Elimination of Fees and Expenses and Additional Amounts
      Credited...................................................................    23
 INCOME OPTIONS..................................................................    23
    Annuity Date.................................................................    23
    Income Options...............................................................    24
    Fixed or Variable Income Payments............................................    24
    Income Payments..............................................................    24
    Transfers During the Income Phase............................................    25
    Deferment of Payments........................................................    25
 TAXES...........................................................................    25
    Annuity Contracts in General.................................................    25
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    25
    Tax Treatment of Distributions - Qualified Contracts.........................    26
    Minimum Distributions........................................................    26
    Tax Treatment of Death Benefits..............................................    27
    Contracts Owned by a Trust or Corporation....................................    27
    Gifts, Pledges and/or Assignments of a Contract..............................    27
    Diversification and Investor Control.........................................    27
 OTHER INFORMATION...............................................................    28
    AIG SunAmerica Life..........................................................    28
    The Separate Account.........................................................    28
    The General Account..........................................................    28
    Guarantee of Insurance Obligations...........................................    28
    Registration Statement.......................................................    28
    Payments in Connection with Distribution of the Contract.....................    28
    Administration...............................................................    29
    Legal Proceedings............................................................    29
    Financial Statements.........................................................    30
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    31
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - MARKETLOCK EXAMPLES................................................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   D-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris(II) Platinum Series Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract. For an additional fee, this feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" BELOW.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.

See APPENDIX D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect the optional MarketLock feature described below.

   OPTIONAL MARKETLOCK FEE
   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years; or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period)

                                                                                      ANNUALIZED FEE(4)
                                                                                      -----------------
     ALL CONTRACT YEARS.............................................................        0.50%

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from Underlying Funds, including management fees, other expenses and 12b-1 fees, if applicable)..................................................  0.52%(5)  2.03%(6)

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) The MarketLock feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolio(s) and redeeming the dollar amount in your Fixed Account(s).

(5) As of December 31, 2005.

(6) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% (including EstatePlus), optional MarketLock feature (0.50%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,137            $1,819            $2,512            $4,497
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $437             $1,319            $2,212            $4,497
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $437             $1,319            $2,212            $4,497
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $912             $1,155            $1,424            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $212              $655             $1,124            $2,421
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. These Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        THE POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                    PURCHASING A POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Subsequent Purchase Payments can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company

P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

Bank One National Processing Center

Lock Box 100330

Building #6, Suite 120

2710 Media Center Drive

Los Angeles, CA 90065

Delivery of Subsequent Purchase Payments to any other address will result in a delay in crediting your contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2
     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

       - Small & Mid Cap Value Portfolio                                    SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS SELECTED ADVISERS D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

     MANAGED BY FRANKLIN ADVISERS, INC.

       - Small Company Value Portfolio                                      SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

       - Goldman Sachs Research Portfolio                                   SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio*                       SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Growth Opportunities Portfolio                                     SAST

       - International Diversified Equities Portfolio                       SAST

       - Technology Portfolio                                               SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN ASSET MANAGEMENT

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT

       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Asset Allocation Portfolio                          AFIS

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC

       - Asset Allocation Portfolio                                          AST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Worldwide High Income Portfolio+                                   SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST
CASH:

     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

** Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals.

Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market

Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can withdraw the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT THE OPTIONAL LIVING BENEFIT DESCRIBED BELOW. THIS FEATURE IS DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTION BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn. This feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. You may never need to rely on MarketLock depending on your contract's market performance.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and How can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the first 7 (or 14 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 7 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 7 years?" below.

MARKETLOCK SUMMARY TABLE:

-------------------------------------------------------------------
                            MAXIMUM       INITIAL        MAXIMUM
                             ANNUAL       MINIMUM        ANNUAL
                           WITHDRAWAL    WITHDRAWAL    WITHDRAWAL
                          PERCENTAGE*   PERIOD PRIOR  PERCENTAGE IF
                          PRIOR TO ANY     TO ANY     EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION     EXTENSION       ELECTED
-------------------------------------------------------------------
 Before 7(th) Benefit         5%         20 years          5%
    Year anniversary
-------------------------------------------------------------------
  On or after 7(th)           7%           14.28           7%
      Benefit Year                      years**....
      anniversary
-------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an excess withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See"How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (See the Spousal Continuation section in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see"What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below under "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

          (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

          (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

               (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

               (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base after withdrawals,
  Withdrawal Amount     divided by the current Maximum
                        Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the time at which the Minimum Withdrawal Period equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

Can I extend MarketLock beyond 7 years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 7 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See"How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. At the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will also be given the option to extend the MAV Evaluation Period for an additional period of 7 years.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     3. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The annual Separate Account expenses is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year that Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8+
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class 2 shares of the American Funds Insurance Series, Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust, and Class II shares of the Van Kampen Life Investment Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.50%
 ----------------------------------------------------

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of

Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    8
Annuity Unit Values.............................    8
Death Benefit Options for Contracts Issued
  Between October 24, 2001 and June 1, 2004.....   11
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................   11
Spousal Continuation Death Benefits for
  Contracts Issued Between October 24, 2001 and
  June 1, 2004..................................   11
Spousal Continuation Death Benefits for
  Contracts Issued Prior to October 21, 2001....   11
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               INCEPTION TO      ENDED          ENDED          ENDED
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation (Inception Date - 05/01/06)
        Beginning AUV.......................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A

------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310
                                                               (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209
        Ending AUV..........................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325
                                                               (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs................................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,027,489
                                                               (b)12,106      (b)150,027     (b)342,128     (b)467,974

------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252
                                                               (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161
        Ending AUV..........................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                               (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs................................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)7,536,454
                                                               (b)40,944      (b)389,740     (b)801,832     (b)918,406

------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434
                                                               (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342
        Ending AUV..........................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                               (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs................................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)8,534,528
                                                               (b)30,474      (b)484,620     (b)901,903     (b)1,023,719

------------------------------------------------------------------------------------------------------------------------

ANCHOR SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 05/01/06)
        Beginning AUV.......................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A

------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945
                                                               (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732
        Ending AUV..........................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                               (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending Number of AUs................................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,891
                                                               (b)7,742       (b)137,361     (b)277,447     (b)313,930

------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854
                                                               (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743
        Ending AUV..........................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                               (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending Number of AUs................................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596
                                                               (b)50,620      (b)497,760     (b)735,600     (b)890,253

------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987
                                                               (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791
        Ending AUV..........................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                               (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending Number of AUs................................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,347
                                                               (b)7,793       (b)104,691     (b)210,421     (b)235,606

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               INCEPTION TO      ENDED          ENDED          ENDED
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232
                                                               (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077
        Ending AUV..........................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39.093
                                                               (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending Number of AUs................................   (a)3,369       (a)166,767     (a)404,634     (a)739,694
                                                               (b)3,108       (b)33,063      (b)83,304      (b)111,658

------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713
                                                               (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624
        Ending AUV..........................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                               (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs................................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656
                                                               (b)39,318      (b)139,335     (b)251,944     (b)340,627

------------------------------------------------------------------------------------------------------------------------

SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14.595
                                                               (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510
        Ending AUV..........................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                               (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending Number of AUs................................   (a)9,218       (a)142,870     (a)304,888     (a)375,555
                                                               (b)527         (b)28,027      (b)44,962      (b)49,579

------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764
                                                               (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575
        Ending AUV..........................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                               (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending Number of AUs................................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,664
                                                               (b)5,469       (b)69,502      (b)153,379     (b)174,011

------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965
                                                               (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919
        Ending AUV..........................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                               (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending Number of AUs................................   (a)25,770      (a)414,391     (a)752,019     (a)785,592
                                                               (b)369         (b)40,274      (b)87,552      (b)73,940

------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756
                                                               (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659
        Ending AUV..........................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                               (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending Number of AUs................................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317
                                                               (b)94,850      (b)261,745     (b)401,041     (b)418,314

------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975
                                                               (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889
        Ending AUV..........................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                               (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867
        Ending Number of AUs................................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,662
                                                               (b)2,563       (b)149,828     (b)295,085     (b)384,057

------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304
                                                               (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099
        Ending AUV..........................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.019
                                                               (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712
        Ending Number of AUs................................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,470
                                                               (b)25,333      (b)262,216     (b)477,981     (b)510,164

------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309
                                                               (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249
        Ending AUV..........................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                               (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending Number of AUs................................   (a)15,055      (a)263,040     (a)418,075     (a)463,718
                                                               (b)7,757       (b)66,688      (b)67,748      (b)65,627

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               INCEPTION TO      ENDED          ENDED          ENDED
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
Emerging Market (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934
                                                               (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868
        Ending AUV..........................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                               (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending Number of AUs................................   (a)11,000      (a)186,478     (a)456,021     (a)761,320
                                                               (b)1,832       (b)42,556      (b)92,068      (b)116,625

------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17.475
                                                               (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365
        Ending AUV..........................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                               (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending Number of AUs................................   (a)60,297      (a)226,851     (a)622,734     (a)822,351
                                                               (b)7,324       (b)27,080      (b)85,742      (b)87,622

------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701
                                                               (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602
        Ending AUV..........................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                               (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs................................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,429
                                                               (b)12,214      (b)361,907     (b)731,789     (b)832,008

------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968
                                                               (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800
        Ending AUV..........................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                               (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending Number of AUs................................   (a)14,628      (a)255,534     (a)503,487     (a)725,257
                                                               (b)90          (b)37,002      (b)52,106      (b)63,593

------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129
                                                               (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958
        Ending AUV..........................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                               (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending Number of AUs................................   (a)7,750       (a)73,506      (a)119,362     (a)200,036
                                                               (b)13          (b)10,826      (b)12,359      (b)22,358

------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 05/01/06)
        Beginning AUV.......................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A

------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116
                                                               (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926
        Ending AUV..........................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                               (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending Number of AUs................................   (a)52,756      (a)231,147     (a)341,335     (a)353,804
                                                               (b)877         (b)40,091      (b)48,384      (b)36,525

------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753
                                                               (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728
        Ending AUV..........................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                               (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending Number of AUs................................   (a)35,308      (a)269,627     (a)376,828     (a)436,395
                                                               (b)16,803      (b)71,725      (b)113,528     (b)121,365

------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285
                                                               (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164
        Ending AUV..........................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                               (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending Number of AUs................................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,532
                                                               (b)5,755       (b)148,009     (b)210,729     (b)216,181

------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629
                                                               (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557
        Ending AUV..........................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                               (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending Number of AUs................................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,115
                                                               (b)13,612      (b)271,169     (b)569,670     (b)674,781

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               INCEPTION TO      ENDED          ENDED          ENDED
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13.305
                                                               (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264
        Ending AUV..........................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                               (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending Number of AUs................................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,832
                                                               (b)1,722       (b)112,450     (b)181,437     (b)198,586

------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.628      (a)$7.429      (a)$9.507      (a)$10.391
                                                               (b)$7.628      (b)$7.419      (b)$9.470      (b)$10.324
        Ending AUV..........................................   (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302
                                                               (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202
        Ending Number of AUs................................   (a)75,347      (a)918,445     (a)1,613,367   (a)1,862,559
                                                               (b)22,137      (b)290,269     (b)344,467     (b)351,405

------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19.749
                                                               (b)$14.084     (b)$14.910     (b)$17.902     (a)$19.626
        Ending AUV..........................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                               (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719
        Ending Number of AUs................................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664
                                                               (b)2,373       (a)81,535      (a)152,345     (b)153,731

------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528
                                                               (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453
        Ending AUV..........................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                               (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending Number of AUs................................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290
                                                               (b)14,748      (b)329,389     (b)410,472     (b)421,850

------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931
                                                               (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759
        Ending AUV..........................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                               (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs................................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840
                                                               (b)17,494      (b)198,694     (b)436,939     (b)418,351

------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326
                                                               (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203
        Ending AUV..........................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                               (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending Number of AUs................................   (a)26,714      (a)91,097      (a)103,249     (a)135,003
                                                               (b)3,638       (b)14,803      (b)28,343      (b)35,072

------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21.219
                                                               (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091
        Ending AUV..........................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                               (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending Number of AUs................................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763
                                                               (b)5,369       (b)86,289      (b)149,777     (b)140,939

------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770
                                                               (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657
        Ending AUV..........................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                               (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs................................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,919
                                                               (b)10,354      (b)282,420     (b)526,107     (b)597,742

------------------------------------------------------------------------------------------------------------------------
Small Company Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A

------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844
                                                               (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748
        Ending AUV..........................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                               (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending Number of AUs................................   (a)8,446       (a)233,499     (a)379,968     (a)350,110
                                                               (b)12,402      (b)46,635      (b)55,278      (b)61,926

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                               INCEPTION TO      ENDED          ENDED          ENDED
                                                                 12/31/02       12/31/03       12/31/04       12/31/05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436
                                                               (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422
        Ending AUV..........................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                               (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending Number of AUs................................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,378
                                                               (b)20,700      (b)223,801     (b)484,558     (b)447,079

------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A         (b)N/A         (b)N/A

------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068
                                                               (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998
        Ending AUV..........................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                               (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending Number of AUs................................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644
                                                               (b)11,726      (b)247,660     (b)446,382     (b)906,531

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101
                                                               (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042
        Ending AUV..........................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                               (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending Number of AUs................................   (a)33,388      (a)396,216     (a)550,209     (a)895,138
                                                               (b)1,754       (b)93,581      (b)94,913      (b)217,691

------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares (Inception
  Date - 09/30/02)
        Beginning AUV.......................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476
                                                               (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405
        Ending AUV..........................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                               (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending Number of AUs................................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294
                                                               (b)16,825      (b)341,615     (b)588,204     (b)814,192

------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

     If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

     If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus benefit?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        APPENDIX C - MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Contract Value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE      BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $113,000           $115,000
-----------------------------------------------------------
         6th               $118,000           $118,000
-----------------------------------------------------------
         7th               $120,000           $120,000
-----------------------------------------------------------

On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 over a minimum of 13 years and 9 months.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Finally we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 MarketLock                        Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris II Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                        As filed pursuant to Rule 497
                                        Under the Securities Act of 1933
                                        Registration No. 333-58234 and 811-03859




                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT
    (POLARIS PLATINUM II AND POLARIS II PLATINUM SERIES VARIABLE ANNUITIES)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2006, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                  May 1, 2006

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

American Home Assurance Company..................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Performance Data ................................................    4

Income Payments..................................................    8

Annuity Unit Values..............................................    8

Death Benefit Options for Contracts Issued Between October 24,
  2001 and June 1, 2004..........................................   11

Death Benefit Options for Contracts Issued Before October 24,
  2001...........................................................   11

Spousal Continuation Death Benefits for Contracts Issued Between
  October 24, 2001 and June 1, 2004..............................   11

Spousal Continuation Death Benefits for Contracts Issued Prior
  to October 21, 2001............................................   11

Taxes............................................................   12

Distribution of Contracts........................................   17

Financial Statements.............................................   17


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company. This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                        AMERICAN HOME ASSURANCE COMPANY
                        -------------------------------

American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                  ---------------------------------------------


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.


                                PERFORMANCE DATA
                                ----------------

     From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the Separate Account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, American Funds Insurance Series, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Nations Separate Account Trust, Van Kampen Life Investment Trust and WM Variable Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 or 0.25% for Class 3 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. The inception for Class 3 of the Anchor Series and SunAmerica Series Trusts is September 30, 2002. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying the Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                          THE INCOME PROTECTOR FEATURE

     This feature is available on contracts issued before May 3, 2004. The Income Protector feature is a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect the Income Protector feature you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. We charge a fee for the Income Protector benefit. This feature may not be available in your state. Check with your financial representative regarding availability.

     WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR FEATURE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

         HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

     If you elect the Income Protector feature, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. At the time your participation in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Participation in the Income Protector program is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the Income Protector.

     The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

     Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

     If you decide that you want the protection offered by the Income Protector feature, you must elect the feature by completing the Income Protector Election Form available through our Annuity Service Center.

     In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least seven years following your election. You may not elect this Program if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

     The current option offered is:

                                                          WAITING
FEE AS A % OF YOUR INCOME BENEFIT BASE*                   PERIOD*
---------------------------------------                   -------
0.10%...................................................  7 years

* If you elect the feature on a subsequent anniversary, the Fees, and/or waiting period may be different.

                    RE-SET OF YOUR INCOME PROTECTOR BENEFIT

     You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. The waiting period before you can begin the Income Phase will be determined based on the offerings available for your elected level of protection at the time your make an election to Re-Set. In addition, the Income Protector fee will be charged as a percentage of your re-set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

     For more information on how to Re-Set your Income Protector benefit, please contact your financial representative or our Annuity Service Center.

                      ELECTING TO RECEIVE INCOME PAYMENTS

     You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 7th or later contract anniversary following the effective date of your Income Protector participation or Re-Set.

     The contract anniversary of, or prior to, your election to begin receiving annuity payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed retirement income available to you we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

     The income options available when using the Income Protector Program to receive your fixed retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

     At the time you elect to begin receiving annuity payments, we will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using the Income Protector your income payments will be fixed in amount. You are not required to use the Income Protector to receive income payments. However, we will not refund fees paid for the Income Protector if you annuitize under the general provisions of your contract. In addition, if applicable, a surrender charge will apply if you take income under the Income Protector feature. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

     If you elect the Income Protector, we charge an annual fee, as follows:

Fee as a % of Your Income Benefit Base*...................  0.10%

* If you elect the feature on a subsequent anniversary, the Fees may be different.

     We deduct the annual fee from your actual contract value. If your contract is issued with the Income Protector program we begin deducting the annual fee on your first contract anniversary. If you elect the feature it at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective. Upon a Re-Set of your Income Protector feature, the fee will be charged upon your Re-Set Income Benefit Base. Upon Re-Set of this feature you may be charged a higher fee depending based on the then-current offerings.

     It is important to note that once you elect the Income Protector feature you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

                       NOTE TO QUALIFIED CONTRACT HOLDERS

     Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

     You may wish to consult your tax advisor for information concerning your particular circumstances. APPENDIX D BELOW PROVIDES EXAMPLES OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

     If you elect Capital Protector, you may not elect to participate in the Income Protector program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      POLARIS PLATINUM II INCOME PROTECTOR

     This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of optional Base Income Protector at contract issue.

-------------------------------------------------------------------
             ANNUAL INCOME IF YOU ANNUITIZE ON CONTRACT ANNIVERSARY
IF AT ISSUE               7          10          15          20
YOU ARE      1 - 6    (AGE 67)    (AGE 70)    (AGE 75)    (AGE 80)
-------------------------------------------------------------------
Male           N/A       6,108       6,672       7,716       8,832
age 60*
-------------------------------------------------------------------
Female         N/A       5,388       5,880       6,900       8,112
age 60*
-------------------------------------------------------------------
Joint**
Male -- 60     N/A       4,716       5,028       5,544       5,928
Female -- 60
-------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain


     The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state.


                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.



               DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BETWEEN
                       OCTOBER 24, 2001 AND JUNE 1, 2004
               --------------------------------------------------

The following details the death benefit options for contracts issued between October 24, 2001 and June 1, 2004:


OPTION 1 - PURCHASE PAYMENT
ACCUMULATION OPTION

The death benefit is the greatest of:

1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

2. Net Purchase Payments; or

3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

.. you are age 81 or older at the time of contract issue; or

.. you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001
       ------------------------------------------------------------------

The following details the death benefit options for contracts issued before October 24, 2001:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

  3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less any withdrawals; or

  3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.




            SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED
                   BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004
            --------------------------------------------------------

     The following details the death benefit options upon the Continuing Spouse's death for contracts issued between October 24, 2001 and June 1, 2004:

     The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

     The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


               SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS
                        ISSUED PRIOR TO OCTOBER 21, 2001
               -------------------------------------------------

The following details the death benefit options upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES
                                      -----

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

-     after attainment of age 59 1/2;

-     when paid to your beneficiary after you die;

-     after you become disabled (as defined in the IRC);

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

-     dividends paid with respect to stock of a corporation described in IRC
      Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

-     distributions from IRAs for higher education expenses

-     distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the Fixed Accounts. Financial Statements for Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are also incorporated by reference herein.

AMERICAN HOME FINANCIAL STATEMENTS


The statutory statement of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

You should only consider the financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been included or are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS




                                                                         Page
                                                                       Number(s)
                                                                      ----------

         Report of Independent Registered Public Accounting Firm          --

         Consolidated Balance Sheet -- December 31, 2005 and
         2004                                                           1 to 2

         Consolidated Statement of Income and Comprehensive
         Income -- Years Ended December 31, 2005, 2004 and 2003         3 to 4

         Consolidated Statement of Cash Flows -- Years Ended
         December 31, 2005, 2004 and 2003                               5 to 6

         Notes to Consolidated Financial Statements                     7 to 32

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.


PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                                $   190,066     $   201,117
 Bonds, notes and redeemable preferred stocks available for
   sale, at fair value (amortized cost:  December 31, 2005,
   $4,821,973; December 31, 2004, $4,987,728)                     4,870,876       5,139,477
 Mortgage loans                                                     490,876         624,179
 Policy loans                                                       170,353         185,958
 Mutual funds                                                        24,380           6,131
 Common stocks available for sale, at fair value (cost:
   December 31, 2005, $25,015; December 31, 2004, $25,015)           26,341          26,452
 Securities lending collateral, at cost (approximates fair
     value)                                                       1,278,694         883,792
 Other invested assets                                               65,310          58,880
                                                                -----------     -----------

 Total investments and cash                                       7,116,896       7,125,986

Variable annuity assets held in separate accounts                24,379,389      22,612,451
Accrued investment income                                            67,911          73,769
Deferred acquisition costs                                        1,378,018       1,349,089
Other deferred expenses                                             255,601         257,781
Income taxes currently receivable from Parent                         4,833           9,945
Goodwill                                                             14,038          14,038
Other assets                                                         56,327          52,956
                                                                -----------     -----------

TOTAL ASSETS                                                    $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                           $ 3,548,441     $ 3,948,158
  Reserves for universal life insurance contracts                 1,472,956       1,535,905
  Reserves for guaranteed investment contracts                      117,556         215,331
  Reserves for guaranteed benefits                                   65,895          76,949
  Securities lending payable                                      1,278,694         883,792
  Due to affiliates                                                  11,914          21,655
  Payable to brokers                                                  2,273              --
  Other liabilities                                                 225,520         190,198
                                                                -----------     -----------

 Total reserves, payables and accrued liabilities                 6,723,249       6,871,988

Variable annuity liabilities related to separate accounts        24,379,389      22,612,451

Deferred income taxes                                               316,578         257,532
                                                                -----------     -----------

Total liabilities                                                31,419,216      29,741,971
                                                                -----------     -----------

Shareholder's equity:
  Common stock                                                        3,511           3,511
  Additional paid-in capital                                        761,259         758,346
  Retained earnings                                               1,074,953         919,612
  Accumulated other comprehensive income                             14,074          72,575
                                                                -----------     -----------

  Total shareholder's equity                                      1,853,797       1,754,044
                                                                -----------     -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2005            2004             2003
                                                           -----------     -----------      -----------

                                                                          (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                    $   429,037     $   374,367      $   285,927
         Asset management fees                                  82,128          84,343           62,095
         Universal life insurance policy fees, net of
            reinsurance                                         33,244          33,899           35,816
         Surrender charges                                      26,900          26,219           27,733
         Other fees                                             15,510          15,753           15,520
                                                           -----------     -----------      -----------
     Total fee income                                          586,819         534,581          427,091

     Investment income                                         344,691         362,607          397,616
     Net realized investment gains (losses)                      8,925         (22,820)         (25,047)
                                                           -----------     -----------      -----------

Total revenues                                                 940,435         874,368          799,660
                                                           -----------     -----------      -----------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                     124,575         140,889          153,636
        Universal life insurance contracts                      70,290          73,745           76,415
        Guaranteed investment contracts                          6,608           6,034            7,534
        Subordinated notes payable to affiliates                    --           2,081            2,628
                                                           -----------     -----------      -----------
     Total interest expense                                    201,473         222,749          240,213
     Amortization of bonus interest                             18,069          10,357           19,776
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                                18,412          17,420           17,766
     Guaranteed benefits, net of
       reinsurance recoveries                                   24,967          58,756           63,268
     General and administrative expenses                       131,310         131,612          119,093
     Amortization of deferred acquisition costs and
       other deferred expenses                                 218,029         157,650          160,106
     Annual commissions                                         75,534          64,323           55,661
                                                           -----------     -----------      -----------

Total benefits and expenses                                    687,794         662,867          675,883
                                                           -----------     -----------      -----------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         252,641         211,501          123,777

Income tax expense                                              70,738           6,410           30,247
                                                           -----------     -----------      -----------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         181,903         205,091           93,530

Cumulative effect of accounting change, net of tax                  --         (62,589)              --
                                                           -----------     -----------      -----------

NET INCOME                                                 $   181,903     $   142,502      $    93,530
                                                           -----------     -----------      -----------



          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,



                                                                                    2005           2004           2003
                                                                                  ---------      ---------      ---------

                                                                                               (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

Net unrealized gains (losses) on debt and equity securities available for sale identified in the current period, less related amortization of deferred
   acquisition costs and other deferred expenses                                  $ (77,495)     $ (20,487)     $  67,125

Less reclassification adjustment for net realized
   (gains) losses included in net income                                            (10,436)        19,263         19,194

Net unrealized gain (loss) on foreign currency                                       (2,071)         1,170             --

Income tax benefit (expense)                                                         31,502             19        (30,213)
                                                                                  ---------      ---------      ---------

OTHER COMPREHENSIVE INCOME (LOSS)                                                   (58,500)           (35)        56,106
                                                                                  ---------      ---------      ---------

COMPREHENSIVE INCOME                                                              $ 123,403      $ 142,467      $ 149,636
                                                                                  =========      =========      =========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2005            2004              2003
                                                                       -----------      -----------      -----------

                                                                                           (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                             $   181,903      $   142,502      $    93,530
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                            --           62,589               --
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts         124,575          140,889          153,636
    Universal life insurance contracts                                      70,290           73,745           76,415
    Guaranteed investment contracts                                          6,608            6,034            7,534
  Net realized investment (gains) losses                                    (8,925)          22,820           25,047
  Amortization of net premium/(accretion of net discount) on
   investments                                                              12,399             (705)          (6,519)
  Amortization of deferred acquisition costs and other expenses            236,098          168,007          179,882
  Acquisition costs deferred                                              (202,790)        (246,033)        (212,251)
  Other expenses deferred                                                  (22,619)         (46,799)         (53,427)
  Provision for deferred income taxes                                       90,547           49,337         (129,591)
  Change in:
    Accrued investment income                                                5,858              878              679
    Income taxes currently receivable from Parent                            5,112            5,510          148,898
    Other assets                                                            (4,842)           6,035          (10,631)
    Due from/to affiliates                                                  (9,741)           2,366          (36,841)
    Other liabilities                                                        2,292            7,132           10,697
  Other, net                                                               (13,556)         (12,836)           3,461
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                  473,209          381,471          250,519

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                          (2,368,070)      (1,232,311)      (2,078,310)
  Mortgage loans                                                          (112,327)         (31,502)         (44,247)
  Other investments, excluding short-term investments                      (48,499)         (33,235)         (20,266)
Sales of:
  Bonds, notes and redeemable preferred stocks                           1,674,197          651,301        1,190,299
  Other investments, excluding short-term investments                       56,295           22,283           12,835
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                             826,462          898,682          994,014
  Mortgage loans                                                           246,470          125,475           67,506
  Other investments, excluding short-term investments                       15,903           10,915           72,970
Change in securities lending collateral                                   (394,902)        (369,647)          71,615
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                    $  (104,471)     $    41,961      $   266,416


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2005             2004             2003
                                                                     -----------      -----------      -----------

                                                                                    (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts     $ 1,351,964      $ 1,360,319      $ 1,553,000
  Universal life insurance contracts                                      41,611           45,183           45,657
Net exchanges from the fixed accounts of variable annuity
  contracts                                                           (1,171,713)      (1,332,240)      (1,108,030)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts        (611,301)        (458,052)        (464,332)
  Universal life insurance contracts                                     (57,465)         (69,185)         (61,039)
  Guaranteed investment contracts                                       (104,411)          (8,614)        (148,719)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts         (99,903)        (108,691)        (109,412)
  Universal life insurance contracts                                     (98,473)        (105,489)        (111,380)
Net receipts from (repayments of) other short-term financings                 --          (41,060)          14,000
Net payment related to a modified coinsurance transaction                     --           (4,738)         (26,655)
Change in securities lending payable                                     394,902          369,647          (71,615)
Dividend paid to Parent                                                  (25,000)          (2,500)         (12,187)
                                                                     -----------      -----------      -----------

NET CASH USED IN FINANCING ACTIVITIES                                   (379,789)        (355,420)        (500,712)
                                                                     -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS               (11,051)          68,012           16,223

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                   201,117          133,105          116,882
                                                                     -----------      -----------      -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                     $   190,066      $   201,117      $   133,105
                                                                     ===========      ===========      ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                        $        --      $     2,081      $     2,628
                                                                     ===========      ===========      ===========

Income taxes received from (paid to) Parent                          $    24,923      $   (47,749)     $    10,989
                                                                     ===========      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

1.       BASIS OF PRESENTATION

         AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

         Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Shareholder's equity at December 31, 2003 was restated to include $150,653,000, for SAAMCo. Similarly, the results of operations and cash flows for the year ended December 31, 2003 have been restated for the addition to pretax income of $16,345,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

         SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 32.1% of deposits in the year ended December 31, 2005, 24.8% of deposits in the year ended December 31, 2004 and 14.6% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 12.4% of deposits in the year ended December 31, 2005, 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


1.       BASIS OF PRESENTATION (Continued)

         year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

         Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $1,249,900,000 and $862,481,000 as of December 31, 2005 and 2004,
         respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2005 and 2004, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2005, approximately $136,179,000 of such collateral was invested in AIG affiliated entities.

         Other invested assets consist principally of investments in limited partnerships and derivative financial instruments purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note
         7). Limited partnerships are carried at cost. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gains (losses) included in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $10,288,000, $21,050,000 and $54,092,000 in the years ending December 31, 2005, 2004 and 2003, respectively.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

         The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

         OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

         GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2005 and 2004. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2005 and 2004, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

         RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). See Recently Issued Accounting Standards below.

         FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

         INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

         At the March 2004 meeting, the Emerging Issue Task Force ("EITF") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB staff pronouncement ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

         On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements based on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

         On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), and amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. FAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of the Company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has decided to early adopt FAS 155 effective January 1, 2006, and is assessing the effect of this change in accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:


                                                               Amortized      Estimated
                                                                 Cost        Fair Value
                                                               ----------    -----------

                                                                   (in thousands)

        AT DECEMBER 31, 2005:
        U.S. government securities                             $   32,340     $   33,337
        Mortgage-backed securities                              1,049,241      1,058,516
        Securities of public utilities                            275,482        277,763
        Corporate bonds and notes                               2,785,382      2,817,720
        Other debt securities                                     679,528        683,540
                                                               ----------     ----------

          Total                                                $4,821,973     $4,870,876
                                                               ==========     ==========



                                                               Amortized      Estimated
                                                                 Cost         Fair Value
                                                               ----------     ----------

                                                                   (in thousands)
        AT DECEMBER 31, 2004:
        U.S. government securities                             $   28,443     $   30,300
        Mortgage-backed securities                                926,274        956,567
        Securities of public utilities                            321,381        332,038
        Corporate bonds and notes                               2,797,943      2,902,829
        Other debt securities                                     913,687        917,743
                                                               ----------     ----------

          Total                                                $4,987,728     $5,139,477
                                                               ==========     ==========

         At December 31, 2005, bonds, notes and redeemable preferred stocks included $247,457,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 20%, 18%, 15%, 12%, 11% and 10% concentrated in financial services, utilities, telecommunications, noncyclical consumer, transportation and cyclical consumer industries, respectively. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2005, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25%, 11%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Massachusetts, Texas and Michigan, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

         At December 31, 2005, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $21,191,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

         The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

         At December 31, 2005, $9,685,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2005, follow:

                                                    Amortized      Estimated
                                                       Cost        Fair Value
                                                    ----------     ----------

                                                        (in thousands)
         Due in one year or less                    $  302,155     $  308,318
         Due after one year through five years       1,752,254      1,762,652
         Due after five years through ten years      1,344,904      1,362,262
         Due after ten years                           373,419        379,128
         Mortgage-backed securities                  1,049,241      1,058,516
                                                    ----------     ----------

           Total                                    $4,821,973     $4,870,876
                                                    ==========     ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                    Gross         Gross
                                                 Unrealized     Unrealized
                                                    Gains         Losses
                                                 ----------     ----------

                                                      (in thousands)
         AT DECEMBER 31, 2005:
         U.S. government securities               $     997     $      --
         Mortgage-backed securities                  15,534        (6,259)
         Securities of public utilities               4,449        (2,168)
         Corporate bonds and notes                   59,243       (26,905)
         Other debt securities                       12,697        (8,685)
                                                  ---------     ---------

           Total                                  $  92,920     $ (44,017)
                                                  =========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.       INVESTMENTS (Continued)

                                                   Gross          Gross
                                                 Unrealized     Unrealized
                                                   Gains          Losses
                                                 ----------     ----------

                                                     (in thousands)
         AT DECEMBER 31, 2004:
         U.S. government securities              $    1,857     $       --
         Mortgage-backed securities                  32,678         (2,385)
         Securities of public utilities              11,418           (761)
         Corporate bonds and notes                  118,069        (13,183)
         Other debt securities                       14,871        (10,815)
                                                 ----------     ----------

           Total                                 $  178,893     $  (27,144)
                                                 ==========     ==========

         Gross unrealized gains on equity securities aggregated $1,326,000 at December 31, 2005 and $1,437,000 at December 31, 2004. There were no unrealized losses on equity securities at December 31, 2005 and December 31, 2004.

         The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005 and 2004 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                      Total
                           ---------------------------------     --------------------------------   ------------------------------
                                        Unrealized                            Unrealized                        Unrealized
     December 31, 2005     Fair Value      Loss        Items     Fair Value      Loss       Items   Fair Value     Loss      Items
                           ---------------------------------     --------------------------------   ------------------------------
     Mortgage-backed
      securities           $  400,513   $   (4,275)       85     $   57,067   $   (1,984)      13   $  457,580  $   (6,259)     98
     Securities of
      public utilities         83,797       (1,538)       19         18,485         (630)       6      102,282      (2,168)     25
     Corporate bonds and
      notes                 1,156,959      (18,235)      189        233,052       (8,670)      49    1,390,011     (26,905)    238
     Other debt securities    181,348       (3,540)       31        124,346       (5,145)      23      305,694      (8,685)     54
                           ---------------------------------     --------------------------------   ------------------------------
     Total                 $1,822,617   $  (27,588)      324     $  432,950   $  (16,429)      91   $2,255,567  $  (44,017)    415
                           =================================     ================================   ==============================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

                                       Less than 12 Months             12 Months or More                   Total
                                 ------------------------------  -----------------------------  ------------------------------
                                             Unrealized                           Unrealized                     Unrealized
     December 31, 2004           Fair Value     Loss      Items  Fair Value     Loss     Items  Fair Value     Loss     Items
                                 ------------------------------  -----------------------------  ------------------------------
     Mortgage-backed securities  $  125,589  $   (1,282)     23  $   40,275  $   (1,103)     9  $  165,864  $   (2,385)    32
     Securities of public
      utilities                      46,249        (761)      9           0           0      0      46,249        (761)     9
     Corporate bonds and notes     487,923      (7,418)     86      87,194      (5,765)    15     575,117     (13,183)   101
     Other debt securities          207,378      (4,062)     36      79,782      (6,753)    12     287,160     (10,815)    48
                                 ------------------------------  -----------------------------  ------------------------------
     Total                       $  867,139  $  (13,523)    154  $  207,251  $  (13,621)    36  $1,074,390  $  (27,144)   190
                                 ==============================  =============================  ==============================

         Realized investment gains and losses include the following:

                                                         Years ended December 31,
                                                      ------------------------------
                                                        2005       2004       2003
                                                      --------   --------   --------

                                                              (in thousands)
         Bonds, notes and redeemable preferred stock  $(19,770)  $(20,613)  $(32,293)
         Common stock                                       51       (242)       444
         Other invested assets                          28,644     (1,965)     6,802
                                                      --------   --------   --------

         Net realized investment gains (losses)       $  8,925   $(22,820)  $(25,047)
                                                      ========   ========   ========


         Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                            Years ended December 31,
                                                        ------------------------------
                                                          2005       2004       2003
                                                        --------   --------   --------

                                                                (in thousands)
         BONDS, NOTES AND REDEEMABLE
            PREFERRED STOCKS:
            Realized gains                              $ 11,526   $ 12,240   $ 30,896
            Realized losses                              (23,927)   (12,623)   (11,818)

         COMMON STOCKS:
            Realized gains                                    51          5        561
            Realized losses                                   --       (247)      (117)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income are as follows:

                                                             Years ended December 31,
                                                       ---------------------------------
                                                          2005       2004         2003
                                                       ---------   ---------   ---------

                                                                (in thousands)
         Short-term investments                        $   7,740   $   2,483   $   1,363
         Bonds, notes and redeemable preferred stocks    264,284     293,258     321,493
         Mortgage loans                                   48,633      50,825      53,951
         Partnerships                                     10,393         417        (478)
         Policy loans                                     13,869      17,130      15,925
         Real estate                                        (189)       (202)       (331)
         Other invested assets                             1,969       1,162       8,001
         Less: investment expenses                        (2,008)     (2,466)     (2,308)
                                                       ---------   ---------   ---------

         Total investment income                       $ 344,691   $ 362,607   $ 397,616
                                                       =========   =========   =========

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

         OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.


         RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
         CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004 compared with their respective carrying values, are as follows:

                                                                           Carrying     Fair
                                                                             Value      Value
                                                                          ----------  ----------

                                                                              (in thousands)
         DECEMBER 31, 2005:

         ASSETS:
               Cash and short-term investments                            $  190,066  $  190,066
               Bonds, notes and redeemable preferred stocks                4,870,876   4,870,876
               Mortgage loans                                                490,876     508,485
               Policy loans                                                  170,353     170,353
               Mutual funds                                                   24,380      24,380
               Common stocks                                                  26,341      26,341
               Securities lending collateral                               1,278,694   1,278,694
               Other invested assets                                          65,310      65,310

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                      $3,548,441  $3,477,797
               Reserves for guaranteed investment contracts                  117,556     117,646
               Securities lending payable                                  1,278,694   1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                              Carrying         Fair
                                                                                Value          Value
                                                                            ------------    ------------

                                                                                  (in thousands)
         DECEMBER 31, 2004:
         ASSETS:
               Cash and short-term investments                              $    201,117    $    201,117
               Bonds, notes and redeemable preferred stocks                    5,139,477       5,139,477
               Mortgage loans                                                    624,179         657,828
               Policy loans                                                      185,958         185,958
               Mutual funds                                                        6,131           6,131
               Common stocks                                                      26,452          26,452
               Securities lending collateral                                     883,792         883,792
               Other invested assets                                              58,880          58,880

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                        $  3,948,158    $  3,943,265
               Reserves for guaranteed investment contracts                      215,331         219,230
               Securities lending payable                                        883,792         883,792

5.       DEFERRED ACQUISITION COSTS

         The following table summarizes the activity in deferred acquisition costs:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                            2005            2004
                                                         -----------     -----------

                                                               (in thousands)

         Balance at beginning of year                    $ 1,349,089     $ 1,268,621
         Acquisition costs deferred                          202,790         246,033
         Effect of net unrealized gains on securities         13,570             267
         Amortization charged to income                     (187,431)       (126,142)
         Cumulative effect of SOP 03-1                            --         (39,690)
                                                         -----------     -----------

         Balance at end of year                          $ 1,378,018     $ 1,349,089
                                                         ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.       OTHER DEFERRED EXPENSES

         The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                            Bonus       Distribution
                                                          Payments          Costs           Total
                                                         -----------    ------------     -----------
                                                                       (in thousands)
         YEAR ENDED DECEMBER 31, 2005

         Balance at beginning of year                    $   182,103     $    75,678     $   257,781
         Expenses deferred                                    29,039          15,918          44,957
         Effect of net unrealized gains on securities          1,530              --           1,530
         Amortization charged in income                      (18,069)        (30,598)        (48,667)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   194,603     $    60,998     $   255,601
                                                         ===========     ===========     ===========


         YEAR ENDED DECEMBER 31, 2004

         Balance at beginning of year                    $   155,695     $    81,011     $   236,707
         Expenses deferred                                    36,732          26,175          62,906
         Effect of net unrealized gains on securities             33              --              33
         Amortization charged in income                      (10,357)        (31,508)        (41,865)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   182,103     $    75,678     $   257,781
                                                         ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS

         The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

         The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

         The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or
         (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

         EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

         If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                               Highest
                                                                                              Specified
                                                                                             Anniversary
                                                                                            Account Value
                                                                       Return of Net            Minus
                                                                      Deposits Plus a        Withdrawals
                                                                          Minimum               Post
                                                                          Return             Anniversary
                                                                      ---------------       -------------
         AT DECEMBER 31, 2005
                                                                            (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                             9,968                 9,166
            Net amount at risk (a)                                          782                   826
            Average attained age of contract holders                         67                    64
            Range of guaranteed minimum return rates                     0%-5.0%                    0%

         At annuitization (GMIB):
            Net account value                                             2,164
            Net amount at risk (b)                                            3
            Weighted average period remaining until earliest
              annuitization                                                 3.2
            Range of guaranteed minimum return rates                     0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                 1,932
            Net amount at risk (c)                                           --
            Weighted average period remaining until guaranteed
              payment                                                       8.3

         Annual withdrawals at specified date (GMWB):
            Account value                                                 1,026
            Net amount at risk (d)                                           --
            Weighted average period remaining until expected payout        15.9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.       GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        --------------
         AT DECEMBER 31, 2004
                                                                                    (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                                    9,912                  7,739
            Net amount at risk (a)                                                 933                  1,137
            Average attained age of contract holders                                67                     64
            Range of guaranteed minimum return rates                            0%-5.0%                     0%

         At annuitization (GMIB):
            Net account value                                                    1,293
            Net amount at risk (b)                                                   3
            Weighted average period remaining until earliest
             annuitization                                                         3.8
            Range of guaranteed minimum return rates                            0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                        1,533
            Net amount at risk (c)                                                  --
            Weighted average period remaining until guaranteed
             payment                                                               9.0

         Annual withdrawals at specified date (GMWB):
            Account value                                                          294
            Net amount at risk (d)                                                  --
            Weighted average period remaining until expected payout               13.9

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

         (b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

         (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

         (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $91.5 and $26.3 million as of December 31, 2005 and 2004, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                             Years Ended December 31,
                                                                           ---------------------------
                                                                              2005            2004
                                                                           -----------     -----------

                                                                                 (in thousands)
           Balance at the beginning of the year, before reinsurance (e)    $    76,949     $    92,873
           Guaranteed benefits incurred                                         26,244          61,472
           Guaranteed benefits paid                                             (5,721)        (49,947)
                                                                           -----------     -----------

           Balance at the end of the year, before reinsurance                   97,472         104,398
           Less reinsurance                                                    (31,577)        (27,449)
                                                                           -----------     -----------

           Balance at the end of the year, net of reinsurance              $    65,895     $    76,949
                                                                           ===========     ===========

         (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

         The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:
            o Data used was 5,000 stochastically generated investment performance scenarios.
            o  Mean investment performance assumption was 10%.
            o  Volatility assumption was 16%.
            o  Mortality was assumed to be 64% of the 75-80 ALB table.
            o Lapse rates vary by contract type and duration and range from 0% to 40%.
            o  The discount rate was approximately 8%.

8.       REINSURANCE

         Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

         Variable policy fees are net of reinsurance premiums of $28,108,000, $28,604,000 and $30,795,000 in 2005, 2004 and 2003, respectively.
         Universal life insurance fees are net of reinsurance premiums of $33,408,000, $34,311,000 and $33,710,000 in 2005, 2004 and 2003,
         respectively.

         The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $32,422,000, $34,163,000 and $34,036,000 in 2005, 2004 and 2003, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $1,277,000, $2,716,000 and $8,042,000 in 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2005 is $108,562,000. These commitments expire in 2006. Related to each of these agreements are participation agreements under which the Parent will share in $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

         A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

         On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

         Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

         Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         At December 31, 2005, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through December 31, 2006 and thereafter as follows (in thousands):


                  2006                       $   4,535
                  2007                           3,079
                  2008                           2,833
                  2009                           2,959
                  2010                           2,959
                  Thereafter                    23,098
                                             ---------
                                             $  39,463
                                             =========

         Rent expense was $3,456,000, $3,358,000 and $3,905,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2005 and 2004, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2005            2004            2003
                                                                   -----------     -----------     -----------

                                                                                 (in thousands)
         ADDITIONAL PAID-IN CAPITAL:
           Beginning balances                                      $   758,346     $   709,246     $   709,246
           Capital contributions by Parent                               2,913          49,100              --
                                                                   -----------     -----------     -----------

           Ending balances                                         $   761,259     $   758,346     $   709,246
                                                                   ===========     ===========     ===========

         RETAINED EARNINGS:
           Beginning balances                                      $   919,612     $   828,423     $   730,321
           Net income                                                  181,903         142,502          93,530
           Dividends paid to Parent                                    (25,000)         (2,500)        (12,187)
           Adjustment for SICO compensation (See Note 12)               (1,562)             --              --
           Adjustment for tax benefit of distributed subsidiary             --             287          16,759
           Tax effect on a distribution of investment                       --         (49,100)             --
                                                                   -----------     -----------     -----------

           Ending balances                                         $ 1,074,953     $   919,612     $   828,423
                                                                   ===========     ===========     ===========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME:
            Beginning balances                                     $    72,575     $    72,610     $    16,504
            Change in net unrealized gains (losses) on
              debt securities available for sale                      (104,255)         (1,459)        118,725
            Change in net unrealized gains (losses) on
              equity securities available for sale                       1,224             (65)          1,594
            Change in net unrealized gain (loss)
              on foreign currency                                       (2,071)          1,170              --
            Change in adjustment to deferred acquisition costs
              and other deferred expenses                               15,100             300         (34,000)
            Tax effects of net changes                                  31,501              19         (30,213)
                                                                   -----------     -----------     -----------

            Ending balances                                        $    14,074     $    72,575     $    72,610
                                                                   ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY (Continued)

         Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                          December 31,     December 31,
                                                              2005            2004
                                                          ------------     ------------

                                                                (in thousands)
         Gross unrealized gains                           $    94,246     $   180,329
         Gross unrealized losses                              (44,093)        (27,144)
         Unrealized gain (loss) on foreign currency              (901)          1,170
         Adjustment to DAC and other deferred expenses        (27,600)        (42,700)
         Deferred income taxes                                 (7,578)        (39,080)
                                                          -----------     -----------

         Accumulated other comprehensive income           $    14,074     $    72,575
                                                          ===========     ===========


         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2006 without obtaining prior approval is $94,712,000. Dividends of $25,000,000 and $2,500,000 were paid in
         2005 and 2004, respectively. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 in 2003.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $171,505,000, $99,288,000 and $89,071,000 for the years ended December
         31, 2005, 2004 and 2003, respectively. The Company's statutory capital and surplus totaled $950,636,000 at December 31, 2005 and $840,001,000 at December 31, 2004.

11.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:


                                                  Years ended December 31,
                                       -------------------------------------------
                                          2005            2004            2003
                                       -----------     -----------     -----------

                                                      (in thousands)

         Current expense (benefit)     $   (19,809)    $   (42,927)    $   127,655
         Deferred expense (benefit)         90,547          49,337         (97,408)
                                       -----------     -----------     -----------

         Total income tax expense      $    70,738     $     6,410     $    30,247
                                       ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         The U.S. Federal income tax rate is 35% for 2005, 2004 and 2003. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                                      Years ended December 31,
                                                              ----------------------------------------
                                                                2005           2004           2003
                                                              ----------     ----------     ----------

                                                                           (in thousands)
         Amount computed at statutory rate                    $   88,424     $   74,025     $   43,322
         Increases (decreases) resulting from:
            State income taxes, net of federal tax benefit         1,094          4,020          2,273
            Dividends received deduction                         (19,091)       (19,058)       (15,920)
            Tax credits                                           (1,233)        (4,000)            --
            Adjustment to prior year tax liability (a)                --        (39,730)            --
            Other, net                                             1,544         (8,847)           572
                                                              ----------     ----------     ----------

           Total income tax expense                           $   70,738     $    6,410     $   30,247
                                                              ==========     ==========     ==========

               (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

         Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

         At December 31, 2005, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                  December 31,     December 31,
                                                                                      2005             2004
                                                                                  ------------     ------------

                                                                                          (in thousands)

         DEFERRED TAX LIABILITIES:
         Deferred acquisition costs and other deferred expenses                   $   514,893     $   432,868
         State income taxes                                                             4,003          10,283
         Net unrealized gains on debt and equity securities available for sale          7,578          39,080
         Other liabilities                                                              7,796          15,629
                                                                                  -----------     -----------
            Total deferred tax liabilities                                            534,270         497,860
                                                                                  -----------     -----------

         DEFERRED TAX ASSETS:

         Investments                                                                  (16,802)        (28,915)
         Contract holder reserves                                                    (151,424)       (101,301)
         Guaranty fund assessments                                                     (3,313)         (3,402)
         Reserve for guaranteed benefits                                              (23,063)        (26,932)
         Net operating loss carryforward                                               (5,425)         (5,430)
         Capital loss carryforward                                                    (16,770)        (22,321)
         Low income housing credit carryforward                                            --         (44,604)
         Partnership income/loss                                                           --          (6,293)
         Other assets                                                                    (895)         (1,130)
                                                                                  -----------     -----------
            Total deferred tax assets                                                (217,692)       (240,328)
                                                                                  -----------     -----------

         Deferred income taxes                                                    $   316,578     $   257,532
                                                                                  ===========     ===========

         The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.      RELATED PARTY TRANSACTION

         Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED PARTY TRANSACTION (Continued)

         None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

         As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $1,351,000 for the year ended December 31, 2005, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

         On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On October 28, 2005, the Company amended an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $150,000,000. This amended agreement expires on October 27, 2006. There were no balances outstanding under this agreement at December 31, 2005.

         In 2005 the Company paid commissions, including support fees to defray marketing and training costs, to ten affiliated companies: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Sentra Securities Corp.; Spelman & Co., Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $49,162,000, $63,268,000 and $51,716,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 20%, 23% and 24% of deposits for the years ended December 31, 2005, 2004 and 2003, respectively. Of the Company's mutual fund sales, approximately 27%, 25% and 23% were distributed by these affiliated broker-dealers for the years ended December 31, 2005, 2004 and 2003, respectively.

         On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,790,000 and $1,537,000 in 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000 and $1,620,000 was paid under a different agreement in 2004 and 2003, respectively.

         On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,973,000 $9,074,000 and $7,587,000 in 2005, 2004 and 2003,
         respectively, and are net of certain administrative costs incurred by VALIC of $2,849,000 $2,593,000 and $2,168,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

         The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

         The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's variable annuity registrations filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $153,180,000, $148,554,000 and $126,531,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $71,533,000, $60,183,000 and $48,733,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,326,000, $3,712,000 and $3,838,000 for the years ended December 31,
         2005, 2004 and 2003, respectively.

         The Company incurred $1,429,000, $1,113,000 and $500,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2005, 2004 and 2003, respectively (see Note 2).

         Included in the bonds, notes and redeemable preferred stock at December 31, 2005 is a bond carried at fair value of $25,809,000 that is issued by an affiliate.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................    1
Statement of Assets and Liabilities, December 31, 2005.....................    2
Schedule of Portfolio Investments, December 31, 2005.......................   23
Statement of Operations, for the year ended December 31, 2005..............   25
Statement of Changes in Net Assets, for the year ended December 31, 2005...   53
Statement of Changes in Net Assets, for the year ended December 31, 2004...   81
Notes to Financial Statements..............................................  108

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2005, the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                                       Government
                                                                            Asset         Capital         and
                                                                         Allocation    Appreciation   Quality Bond      Growth
                                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                        -------------  -------------  -------------  -------------
Assets:
       Investments in Anchor Series Trust (Class 1, 2 or 3),
           at net asset value                                           $ 321,733,604  $ 757,649,565  $ 313,817,725  $ 322,928,294
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                                       0              0              0              0
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                       0              0              0              0
       Investments in WM Variable Trust (Class 1 or Class 2),
           at net asset value                                                       0              0              0              0
       Investments in Nations Separate Account Trust (Class B),
           at net asset value                                                       0              0              0              0
       Investments in American Funds Insurance Series (Class 2 or 3),
           at net asset value                                                       0              0              0              0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                       0              0              0              0
       Investments in BB&T Variable Insurance Funds,
           at net asset value                                                       0              0              0              0

        Dividend receivable                                                         0              0              0              0
                                                                        -------------  -------------  -------------  -------------

Total Assets:                                                           $ 321,733,604  $ 757,649,565  $ 313,817,725  $ 322,928,294

Liabilities:                                                                        0              0              0              0
                                                                        -------------  -------------  -------------  -------------
                                                                        $ 321,733,604  $ 757,649,565  $ 313,817,725  $ 322,928,294
                                                                        =============  =============  =============  =============

Net assets:

       Accumulation units                                               $ 318,464,357  $ 754,999,152  $ 311,580,379  $ 321,614,173

       Contracts in payout (annuitization) period                           3,269,247      2,650,413      2,237,346      1,314,121
                                                                        -------------  -------------  -------------  -------------

            Total net assets                                            $ 321,733,604  $ 757,649,565  $ 313,817,725  $ 322,928,294
                                                                        =============  =============  =============  =============

Accumulation units outstanding                                             13,938,800     19,508,840     18,471,409     10,505,079
                                                                        =============  =============  =============  =============

Contracts With Total Expenses of 1.30%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.40%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                       $ 319,803,893  $ 737,980,075  $ 300,736,915  $ 316,978,423
       Accumulation units outstanding                                      13,854,223     18,587,338     17,528,630     10,309,163
       Unit value of accumulation units                                 $       23.08  $       39.70  $       17.16  $       30.75
Contracts With Total Expenses of 1.52% (3):
       Net Assets                                                       $           -  $   4,276,537  $   4,391,006  $           -
       Accumulation units outstanding                                               -        416,789        374,792              -
       Unit value of accumulation units                                 $           -  $       10.26  $       11.72  $           -
Contracts With Total Expenses of 1.52% (4):
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.70%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.72%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                       $   1,929,711  $  13,762,768  $   6,675,605  $   5,949,871
       Accumulation units outstanding                                          84,577        351,039        393,940        195,916
       Unit value of accumulation units                                 $       22.82  $       39.21  $       16.95  $       30.37
Contracts With Total Expenses of 1.77% (3):
       Net Assets                                                       $           -  $   1,630,185  $   2,014,199  $           -
       Accumulation units outstanding                                               -        153,674        174,047              -
       Unit value of accumulation units                                 $           -  $       10.61  $       11.57  $           -
Contracts With Total Expenses of 1.80%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.95%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.97%:
       Net Assets                                                       $           -  $           -  $           -  $           -
       Accumulation units outstanding                                               -              -              -              -
       Unit value of accumulation units                                 $           -  $           -  $           -  $           -

                                                                                                                     Government
                                                                           Natural         Asset        Capital         and
                                                                          Resources     Allocation   Appreciation   Quality Bond
                                                                          Portfolio      Portfolio     Portfolio      Portfolio
                                                                          (Class 1)      (Class 2)     (Class 2)      (Class 2)
                                                                        -------------  ------------  -------------  -------------
Assets:
       Investments in Anchor Series Trust (Class 1, 2 or 3),
           at net asset value                                           $ 179,488,507  $ 17,640,251  $ 125,735,996  $ 124,714,245
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                                       0             0              0              0
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                       0             0              0              0
       Investments in WM Variable Trust (Class 1 or Class 2),
           at net asset value                                                       0             0              0              0
       Investments in Nations Separate Account Trust (Class B),
           at net asset value                                                       0             0              0              0
       Investments in American Funds Insurance Series (Class 2 or 3),
           at net asset value                                                       0             0              0              0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                       0             0              0              0
       Investments in BB&T Variable Insurance Funds,
           at net asset value                                                       0             0              0              0

        Dividend receivable                                                         0             0              0              0
                                                                        -------------  ------------  -------------  -------------

Total Assets:                                                           $ 179,488,507  $ 17,640,251  $ 125,735,996  $ 124,714,245

Liabilities:                                                                        0             0              0              0
                                                                        -------------  ------------  -------------  -------------
                                                                        $ 179,488,507  $ 17,640,251  $ 125,735,996  $ 124,714,245
                                                                        =============  ============  =============  =============

Net assets:

       Accumulation units                                               $ 179,076,293  $ 17,640,251  $ 125,735,996  $ 124,714,245

       Contracts in payout (annuitization) period                             412,214             0              0              0
                                                                        -------------  ------------  -------------  -------------

            Total net assets                                            $ 179,488,507  $ 17,640,251  $ 125,735,996  $ 124,714,245
                                                                        =============  ============  =============  =============

Accumulation units outstanding                                              4,551,838       771,375      3,183,176      7,329,772
                                                                        =============  ============  =============  =============

Contracts With Total Expenses of 1.30%:
       Net Assets                                                       $           -  $          -  $           -  $           -
       Accumulation units outstanding                                               -             -              -
       Unit value of accumulation units                                 $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
       Net Assets                                                       $           -  $          -  $   3,248,775  $           -
       Accumulation units outstanding                                               -             -         82,010
       Unit value of accumulation units                                 $           -  $          -  $       39.61  $           -
Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                       $           -  $ 12,011,882  $  92,986,982  $  97,521,679
       Accumulation units outstanding                                               -       523,701      2,352,774      5,721,141
       Unit value of accumulation units                                 $           -  $      22.94  $       39.52  $       17.05
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                       $ 176,675,745  $          -  $           -  $           -
       Accumulation units outstanding                                       4,479,624             -              -
       Unit value of accumulation units                                 $       39.44  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (3):
       Net Assets                                                       $           -  $          -  $           -  $           -
       Accumulation units outstanding                                               -             -              -
       Unit value of accumulation units                                 $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (4):
       Net Assets                                                       $           -  $    626,171  $   2,829,097  $   3,906,355
       Accumulation units outstanding                                               -        27,301         70,968        228,827
       Unit value of accumulation units                                 $           -  $      22.94  $       39.86  $       17.07
Contracts With Total Expenses of 1.55% (5):
       Net Assets                                                       $           -  $          -  $   1,278,801  $           -
       Accumulation units outstanding                                               -             -         32,425
       Unit value of accumulation units                                 $           -  $          -  $       39.44  $           -
Contracts With Total Expenses of 1.55% (6):
       Net Assets                                                       $           -  $          -  $   1,988,707  $           -
       Accumulation units outstanding                                               -             -         49,104
       Unit value of accumulation units                                 $           -  $          -  $       40.50  $           -
Contracts With Total Expenses of 1.70%:
       Net Assets                                                       $           -  $          -  $     762,193  $           -
       Accumulation units outstanding                                               -             -         18,916
       Unit value of accumulation units                                 $           -  $          -  $       40.29  $           -
Contracts With Total Expenses of 1.72%:
       Net Assets                                                       $           -  $  1,566,266  $   5,249,180  $   4,384,150
       Accumulation units outstanding                                               -        68,728        132,432        258,930
       Unit value of accumulation units                                 $           -  $      22.79  $       39.64  $       16.93
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                       $           -  $  2,432,522  $  14,741,281  $  17,098,950
       Accumulation units outstanding                                               -       107,119        376,906      1,013,416
       Unit value of accumulation units                                 $           -  $      22.71  $       39.11  $       16.87
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                       $   2,812,762  $          -  $           -  $           -
       Accumulation units outstanding                                          72,214             -              -
       Unit value of accumulation units                                 $       38.95  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (3):
       Net Assets                                                       $           -  $          -  $           -  $           -
       Accumulation units outstanding                                               -             -              -
       Unit value of accumulation units                                 $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.80%:
       Net Assets                                                       $           -  $          -  $   1,003,367  $           -
       Accumulation units outstanding                                               -             -         25,769
       Unit value of accumulation units                                 $           -  $          -  $       38.94  $           -
Contracts With Total Expenses of 1.95%:
       Net Assets                                                       $           -  $          -  $     145,877  $           -
       Accumulation units outstanding                                               -             -          3,654
       Unit value of accumulation units                                 $           -  $          -  $       39.92  $           -
Contracts With Total Expenses of 1.97%:
       Net Assets                                                       $           -  $  1,003,410  $   1,501,736  $   1,803,111
       Accumulation units outstanding                                               -        44,526         38,218        107,458
       Unit value of accumulation units                                 $           -  $      22.54  $       39.29  $       16.78

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)


                                                                                       Natural        Asset         Capital
                                                                          Growth      Resources     Allocation   Appreciation
                                                                         Portfolio    Portfolio      Portfolio     Portfolio
                                                                         (Class 2)    (Class 2)      (Class 3)     (Class 3)
                                                                       ------------  ------------  ------------  -------------
Assets:
       Investments in Anchor Series Trust (Class 1, 2 or 3),
           at net asset value                                          $ 76,357,097  $ 33,185,413  $ 17,058,830  $ 262,830,722
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                                     0             0             0              0
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                     0             0             0              0
       Investments in WM Variable Trust (Class 1 or Class 2),
           at net asset value                                                     0             0             0              0
       Investments in Nations Separate Account Trust (Class B),
           at net asset value                                                     0             0             0              0
       Investments in American Funds Insurance Series (Class 2 or 3),
           at net asset value                                                     0             0             0              0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                     0             0             0              0
       Investments in BB&T Variable Insurance Funds,
           at net asset value                                                     0             0             0              0

        Dividend receivable                                                       0             0             0              0
                                                                       ------------  ------------  ------------  -------------

Total Assets:                                                          $ 76,357,097  $ 33,185,413  $ 17,058,830  $ 262,830,722

Liabilities:                                                                      0             0             0              0
                                                                       ------------  ------------  ------------  -------------
                                                                       $ 76,357,097  $ 33,185,413  $ 17,058,830  $ 262,830,722
                                                                       ============  ============  ============  =============

Net assets:

       Accumulation units                                              $ 76,357,097  $ 33,185,413  $ 17,058,830  $ 262,830,722

       Contracts in payout (annuitization) period                                 0             0             0              0
                                                                       ------------  ------------  ------------  -------------

            Total net assets                                           $ 76,357,097  $ 33,185,413  $ 17,058,830  $ 262,830,722
                                                                       ============  ============  ============  =============

Accumulation units outstanding                                            2,499,894       847,774       750,594      6,681,856
                                                                       ============  ============  ============  =============

Contracts With Total Expenses of 1.30%:
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                      $ 63,058,724  $ 23,973,261  $          -  $ 131,922,362
       Accumulation units outstanding                                     2,061,228       610,505             -      3,345,891
       Unit value of accumulation units                                $      30.59  $      39.27  $          -  $       39.43
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
       Net Assets                                                      $  1,436,204  $    743,892  $  4,059,915  $  44,147,955
       Accumulation units outstanding                                        46,946        18,908       177,846      1,119,671
       Unit value of accumulation units                                $      30.59  $      39.34  $      22.83  $       39.43
Contracts With Total Expenses of 1.55% (5):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72%:
       Net Assets                                                      $  2,025,008  $    848,945  $ 12,502,794  $  67,248,402
       Accumulation units outstanding                                        66,644        21,781       550,719      1,716,039
       Unit value of accumulation units                                $      30.39  $      38.98  $      22.70  $       39.19
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                      $  9,343,068  $  7,381,878  $          -  $  12,273,581
       Accumulation units outstanding                                       308,680       190,438             -        313,930
       Unit value of accumulation units                                $      30.27  $      38.76  $          -  $       39.10
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.80%:
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
       Net Assets                                                      $          -  $          -  $          -  $           -
       Accumulation units outstanding                                             -             -             -              -
       Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97%:
       Net Assets                                                      $    494,093  $    237,437  $    496,121  $   7,238,422
       Accumulation units outstanding                                        16,396         6,142        22,029        186,325
       Unit value of accumulation units                                $      30.13  $      38.66  $      22.52  $       38.85

                                                                        Government
                                                                            and                        Natural      Aggressive
                                                                       Quality Bond      Growth       Resources       Growth
                                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                                         (Class 3)      (Class 3)     (Class 3)     (Class 1)
                                                                       -------------  -------------  ------------  -------------
Assets:
       Investments in Anchor Series Trust (Class 1, 2 or 3),
           at net asset value                                          $ 292,427,365  $ 146,367,054  $ 57,999,175  $           0
       Investments in SunAmerica Series Trust (Class 1, 2 or 3),
           at net asset value                                                      0              0             0    121,925,535
       Investments in Van Kampen Life Investment Trust (Class II),
           at net asset value                                                      0              0             0              0
       Investments in WM Variable Trust (Class 1 or Class 2),
           at net asset value                                                      0              0             0              0
       Investments in Nations Separate Account Trust (Class B),
           at net asset value                                                      0              0             0              0
       Investments in American Funds Insurance Series (Class 2 or 3),
           at net asset value                                                      0              0             0              0
       Investments in Lord Abbett Series Fund, Inc. (Class VC),
           at net asset value                                                      0              0             0              0
       Investments in BB&T Variable Insurance Funds,
           at net asset value                                                      0              0             0              0

        Dividend receivable                                                        0              0             0              0
                                                                       -------------  -------------  ------------  -------------

Total Assets:                                                          $ 292,427,365  $ 146,367,054  $ 57,999,175  $ 121,925,535

Liabilities:                                                                       0              0             0              0
                                                                       -------------  -------------  ------------  -------------
                                                                       $ 292,427,365  $ 146,367,054  $ 57,999,175  $ 121,925,535
                                                                       =============  =============  ============  =============

Net assets:

       Accumulation units                                              $ 292,427,365  $ 146,367,054  $ 57,999,175  $ 121,493,370

       Contracts in payout (annuitization) period                                  0              0             0        432,165
                                                                       -------------  -------------  ------------  -------------

            Total net assets                                           $ 292,427,365  $ 146,367,054  $ 57,999,175  $ 121,925,535
                                                                       =============  =============  ============  =============

Accumulation units outstanding                                            17,250,525      4,809,610     1,488,282      7,756,045
                                                                       =============  =============  ============  =============

Contracts With Total Expenses of 1.30%:
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.40%:
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
       Net Assets                                                      $ 142,904,153  $  77,469,673  $ 28,916,888  $           -
       Accumulation units outstanding                                      8,408,596      2,539,346       739,694              -
       Unit value of accumulation units                                $       17.00  $       30.51  $      39.09  $           -
Contracts With Total Expenses of 1.52% (2):
       Net Assets                                                      $           -  $           -  $          -  $ 119,981,086
       Accumulation units outstanding                                              -              -             -      7,605,172
       Unit value of accumulation units                                $           -  $           -  $          -  $       15.78
Contracts With Total Expenses of 1.52% (3):
       Net Assets                                                      $           -  $           -  $          -  $     327,236
       Accumulation units outstanding                                              -              -             -         39,213
       Unit value of accumulation units                                $           -  $           -  $          -  $        8.35
Contracts With Total Expenses of 1.52% (4):
       Net Assets                                                      $  49,546,684  $  20,652,855  $  8,006,673  $           -
       Accumulation units outstanding                                      2,915,352        676,952       204,806              -
       Unit value of accumulation units                                $       17.00  $       30.51  $      39.09  $           -
Contracts With Total Expenses of 1.55% (5):
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.70%:
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.72%:
       Net Assets                                                      $  78,012,387  $  37,896,674  $ 15,367,203  $           -
       Accumulation units outstanding                                      4,619,737      1,250,332       396,286              -
       Unit value of accumulation units                                $       16.89  $       30.31  $      38.78  $           -
Contracts With Total Expenses of 1.77% (1):
       Net Assets                                                      $  14,993,507  $   7,121,442  $  4,329,276  $           -
       Accumulation units outstanding                                        890,252        235,606       111,658              -
       Unit value of accumulation units                                $       16.84  $       30.23  $      38.77  $           -
Contracts With Total Expenses of 1.77% (2):
       Net Assets                                                      $           -  $           -  $          -  $   1,478,547
       Accumulation units outstanding                                              -              -             -         94,844
       Unit value of accumulation units                                $           -  $           -  $          -  $       15.59
Contracts With Total Expenses of 1.77% (3):
       Net Assets                                                      $           -  $           -  $          -  $     138,666
       Accumulation units outstanding                                              -              -             -         16,816
       Unit value of accumulation units                                $           -  $           -  $          -  $        8.25
Contracts With Total Expenses of 1.80%:
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.95%:
       Net Assets                                                      $           -  $           -  $          -  $           -
       Accumulation units outstanding                                              -              -             -              -
       Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.97%:
       Net Assets                                                      $   6,970,634  $   3,226,410  $  1,379,135  $           -
       Accumulation units outstanding                                        416,588        107,374        35,838              -
       Unit value of accumulation units                                $       16.73  $       30.05  $      38.48  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (Continued)


                                                                Alliance         Blue Chip          Cash           Corporate
                                                                 Growth           Growth         Management          Bond
                                                               Portfolio         Portfolio       Portfolio        Portfolio
                                                               (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                                             --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
      at net asset value                                     $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust (Class 1, 2
      or 3), at net asset value                                 677,466,507       24,055,659      121,430,235      174,651,502
     Investments in Van Kampen Life Investment Trust
     (Class II), at net asset value                                       0                0                0                0
     Investments in WM Variable Trust (Class 1 or Class 2),
      at net asset value                                                  0                0                0                0
     Investments in Nations Separate Account Trust
      (Class B), at net asset value                                       0                0                0                0
     Investments in American Funds Insurance Series
     (Class 2 or 3), at net asset value                                   0                0                0                0
     Investments in Lord Abbett Series Fund, Inc. (Class
      VC), at net asset value                                             0                0                0                0
     Investments in BB&T Variable Insurance Funds,
      at net asset value                                                  0                0                0                0

      Dividend receivable                                                 0                0                0                0
                                                             --------------   --------------   --------------   --------------

Total Assets:                                                $  677,466,507   $   24,055,659   $  121,430,235   $  174,651,502

Liabilities:                                                              0                0                0                0
                                                             --------------   --------------   --------------   --------------

                                                             $  677,466,507   $   24,055,659   $  121,430,235   $  174,651,502
                                                             ==============   ==============   ==============   ==============
Net assets:

     Accumulation units                                      $  674,047,556   $   23,988,026   $  120,331,876   $  173,503,305

     Contracts in payout (annuitization) period                   3,418,951           67,633        1,098,359        1,148,197
                                                             --------------   --------------   --------------   --------------

      Total net assets                                       $  677,466,507   $   24,055,659   $  121,430,235   $  174,651,502
                                                             ==============   ==============   ==============   ==============

Accumulation units outstanding                                   20,472,605        3,948,546        9,367,344       10,147,415
                                                             ==============   ==============   ==============   ==============

Contracts With Total Expenses of 1.30%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.40%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                              $  667,555,214   $   22,439,247   $  118,150,718   $  169,915,502
     Accumulation units outstanding                              19,984,118        3,705,524        9,089,533        9,868,790
     Unit value of accumulation units                        $        33.40   $         6.06   $        13.00   $        17.22
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                              $    1,521,681   $      723,519   $      426,895   $            -
     Accumulation units outstanding                                 162,531           98,223           42,504                -
     Unit value of accumulation units                        $         9.36   $         7.37   $        10.04   $            -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.70%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.72%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                              $    7,498,056   $      740,915   $    2,261,460   $    4,736,000
     Accumulation units outstanding                                 227,275          123,913          176,188          278,625
     Unit value of accumulation units                        $        32.99   $         5.98   $        12.84   $        17.00
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                              $      891,556   $      151,978   $      591,162   $            -
     Accumulation units outstanding                                  98,681           20,886           59,119                -
     Unit value of accumulation units                        $         9.03   $         7.28   $        10.00   $            -
Contracts With Total Expenses of 1.80%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.95%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.97%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -

                                                                Davis                                            Federated
                                                               Venture          "Dogs" of         Emerging        American
                                                                Value          Wall Street         Markets         Leaders
                                                               Portfolio        Portfolio         Portfolio       Portfolio
                                                               (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                                             --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
      at net asset value                                     $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust (Class 1, 2
      or 3), at net asset value                               1,496,562,341       55,512,513      121,396,530      125,937,063
     Investments in Van Kampen Life Investment Trust
     (Class II), at net asset value                                       0                0                0                0
     Investments in WM Variable Trust (Class 1 or Class 2),
      at net asset value                                                  0                0                0                0
     Investments in Nations Separate Account Trust
      (Class B), at net asset value                                       0                0                0                0
     Investments in American Funds Insurance Series
     (Class 2 or 3), at net asset value                                   0                0                0                0
     Investments in Lord Abbett Series Fund, Inc. (Class
      VC), at net asset value                                             0                0                0                0
     Investments in BB&T Variable Insurance Funds,
      at net asset value                                                  0                0                0                0

      Dividend receivable                                                 0                0                0                0
                                                             --------------   --------------   --------------   --------------

Total Assets:                                                $1,496,562,341   $   55,512,513   $  121,396,530   $  125,937,063

Liabilities:                                                              0                0                0                0
                                                             --------------   --------------   --------------   --------------

                                                             $1,496,562,341   $   55,512,513   $  121,396,530   $  125,937,063
                                                             ==============   ==============   ==============   ==============
Net assets:

     Accumulation units                                      $1,491,461,276   $   55,311,786   $  121,294,591   $  125,078,563

     Contracts in payout (annuitization) period                   5,101,065          200,727          101,939          858,500
                                                             --------------   --------------   --------------   --------------

      Total net assets                                       $1,496,562,341   $   55,512,513   $  121,396,530   $  125,937,063
                                                             ==============   ==============   ==============   ==============

Accumulation units outstanding                                   43,943,760        5,091,088        8,139,591        6,941,211
                                                             ==============   ==============   ==============   ==============

Contracts With Total Expenses of 1.30%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.40%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                              $1,464,500,138   $   54,540,750   $  118,419,672   $  123,428,946
     Accumulation units outstanding                              42,611,309        5,000,866        7,950,486        6,801,229
     Unit value of accumulation units                        $        34.37   $        10.91   $        14.89   $        18.15
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                              $    4,864,700   $            -   $      471,294   $            -
     Accumulation units outstanding                                 406,951                -           21,129                -
     Unit value of accumulation units                        $        11.95   $            -   $        22.31   $            -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.70%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.72%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                              $   24,978,744   $      971,763   $    2,403,906   $    2,508,117
     Accumulation units outstanding                                 735,991           90,222          163,365          139,982
     Unit value of accumulation units                        $        33.94   $        10.77   $        14.71   $        17.92
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                              $    2,218,759   $            -   $      101,658   $            -
     Accumulation units outstanding                                 189,509                -            4,611                -
     Unit value of accumulation units                        $        11.71   $            -   $        22.05   $            -
Contracts With Total Expenses of 1.80%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.95%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -
Contracts With Total Expenses of 1.97%:
     Net Assets                                              $            -   $            -   $            -   $            -
     Accumulation units outstanding                                       -                -                -                -
     Unit value of accumulation units                        $            -   $            -   $            -   $            -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                                                                             Goldman
                                                               Global          Global         Sachs        Growth-
                                                                Bond          Equities      Research        Income
                                                              Portfolio       Portfolio     Portfolio      Portfolio
                                                              (Class 1)       (Class 1)     (Class 1)      (Class 1)
                                                             ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
      at net asset value                                     $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust (Class 1, 2
     or 3), at net asset value                                 77,386,541    176,433,813     14,900,856    560,747,209
     Investments in Van Kampen Life Investment Trust
     (Class II), at net asset value                                     0              0              0              0
     Investments in WM Variable Trust (Class 1 or Class
      2), at net asset value                                            0              0              0              0
     Investments in Nations Separate Account Trust (Class
      B), at net asset value                                            0              0              0              0
     Investments in American Funds Insurance Series
     (Class 2 or 3), at net asset value                                 0              0              0              0
     Investments in Lord Abbett Series Fund, Inc. (Class
     VC), at net asset value                                            0              0              0              0
     Investments in BB&T Variable Insurance Funds,
      at net asset value                                                0              0              0              0

      Dividend receivable                                               0              0              0              0
                                                             ------------   ------------   ------------   ------------

Total Assets:                                                $ 77,386,541   $176,433,813   $ 14,900,856   $560,747,209

Liabilities:                                                            0              0              0              0
                                                             ------------   ------------   ------------   ------------

                                                             $ 77,386,541   $176,433,813   $ 14,900,856   $560,747,209
                                                             ============   ============   ============   ============

Net assets:

     Accumulation units                                      $ 77,100,393   $175,506,141   $ 14,824,714   $556,764,595

     Contracts in payout (annuitization) period                   286,148        927,672         76,142      3,982,614
                                                             ------------   ------------   ------------   ------------

      Total net assets                                       $ 77,386,541   $176,433,813   $ 14,900,856   $560,747,209
                                                             ============   ============   ============   ============

Accumulation units outstanding                                  4,424,400      8,990,627      2,095,442     18,999,995
                                                             ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                              $ 74,786,157   $174,469,511   $ 13,925,599   $550,108,259
     Accumulation units outstanding                             4,248,889      8,850,948      1,956,658     18,383,071
     Unit value of accumulation units                        $      17.60   $      19.71   $       7.12   $      29.92
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                              $    431,897   $    144,556   $          -   $  2,796,143
     Accumulation units outstanding                                37,381         15,958              -        294,571
     Unit value of accumulation units                        $      11.55   $       9.06   $          -   $       9.49
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                              $  1,723,541   $  1,319,211   $    975,257   $  7,059,966
     Accumulation units outstanding                                99,153         67,773        138,784        238,861
     Unit value of accumulation units                        $      17.38   $      19.47   $       7.03   $      29.56
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                              $    444,946   $    500,535            $ -   $    782,841
     Accumulation units outstanding                                38,977         55,948              -         83,492
     Unit value of accumulation units                        $      11.42   $       8.95            $ -   $       9.38
Contracts With Total Expenses of 1.80%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97%:
     Net Assets                                              $          -   $          -   $          -   $          -
     Accumulation units outstanding                                     -              -              -              -
     Unit value of accumulation units                        $          -   $          -   $          -   $          -

                                                                                            International   International
                                                               Growth         High-Yield     Diversified        Growth
                                                             Opportunities       Bond          Equities        & Income
                                                              Portfolio       Portfolio       Portfolio       Portfolio
                                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                             -------------   ------------   ------------    --------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
      at net asset value                                     $           0   $          0   $          0    $          0
     Investments in SunAmerica Series Trust (Class 1, 2
     or 3), at net asset value                                  14,730,534    194,304,447    143,352,493     209,984,834
     Investments in Van Kampen Life Investment Trust
     (Class II), at net asset value                                      0              0              0               0
     Investments in WM Variable Trust (Class 1 or Class
      2), at net asset value                                             0              0              0               0
     Investments in Nations Separate Account Trust (Class
      B), at net asset value                                             0              0              0               0
     Investments in American Funds Insurance Series
     (Class 2 or 3), at net asset value                                  0              0              0               0
     Investments in Lord Abbett Series Fund, Inc. (Class
     VC), at net asset value                                             0              0              0               0
     Investments in BB&T Variable Insurance Funds,
      at net asset value                                                 0              0              0               0

      Dividend receivable                                                0              0              0               0
                                                             -------------   ------------   ------------    ------------

Total Assets:                                                $  14,730,534   $194,304,447   $143,352,493    $209,984,834

Liabilities:                                                             0              0              0               0
                                                             -------------   ------------   ------------    ------------

                                                             $  14,730,534   $194,304,447   $143,352,493    $209,984,834
                                                             =============   ============   ============    ============

Net assets:

     Accumulation units                                      $  14,710,242   $193,435,477   $142,854,680    $208,968,217

     Contracts in payout (annuitization) period                     20,292        868,970        497,813       1,016,617
                                                             -------------   ------------   ------------    ------------

      Total net assets                                       $  14,730,534   $194,304,447   $143,352,493    $209,984,834
                                                             =============   ============   ============    ============

Accumulation units outstanding                                   2,903,895     10,415,282     11,973,066      13,993,625
                                                             =============   ============   ============    ============

Contracts With Total Expenses of 1.30%:
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.40%:
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                              $  14,136,422   $191,686,228   $141,495,471    $202,135,297
     Accumulation units outstanding                              2,785,515     10,273,355     11,816,075      13,369,842
     Unit value of accumulation units                        $        5.07   $      18.66   $      11.98    $      15.12
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                              $           -   $          -   $          -    $  2,833,330
     Accumulation units outstanding                                      -              -              -         261,398
     Unit value of accumulation units                        $           -   $          -   $          -    $      10.84
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.70%:
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.72%:
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                              $           -   $          -   $          -    $          -
     Accumulation units outstanding                                      -              -              -               -
     Unit value of accumulation units                        $           -   $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                              $     594,112   $  2,618,219   $  1,857,022    $  4,017,990
     Accumulation units outstanding                                118,380        141,927        156,991         269,206
     Unit value of accumulation units                        $        5.02   $      18.45   $      11.83    $      14.93
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                              $          -    $          -   $          -    $    998,217
     Accumulation units outstanding                                     -               -              -          93,179
     Unit value of accumulation units                        $          -    $          -   $          -    $      10.71
Contracts With Total Expenses of 1.80%:
     Net Assets                                              $          -    $          -   $          -    $          -
     Accumulation units outstanding                                     -               -              -               -
     Unit value of accumulation units                        $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.95%:
     Net Assets                                              $          -    $          -   $          -    $          -
     Accumulation units outstanding                                     -               -              -               -
     Unit value of accumulation units                        $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.97%:
     Net Assets                                              $          -    $          -   $          -    $          -
     Accumulation units outstanding                                     -               -              -               -
     Unit value of accumulation units                        $          -    $          -   $          -    $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (Continued)

                                                                               MFS
                                                                          Massachusetts         MFS
                                                             Marsico        Investors         Mid-Cap           MFS
                                                             Growth           Trust           Growth       Total Return
                                                            Portfolio       Portfolio        Portfolio       Portfolio
                                                            (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                                          ------------    -------------    -------------   -------------
Assets:
     Investments in Anchor Series Trust
         (Class 1, 2 or 3), at net asset value             $          0   $           0    $           0   $           0
     Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at net asset value               68,345,854     166,238,426      120,741,874     488,726,740
     Investments in Van Kampen Life Investment Trust
         (Class II), at net asset value                               0               0                0               0
     Investments in WM Variable Trust (Class 1 or
         Class 2), at net asset value                                 0               0                0               0
     Investments in Nations Separate Account Trust
         (Class B), at net asset value                                0               0                0               0
     Investments in American Funds Insurance Series
         (Class 2 or 3), at net asset value                           0               0                0               0
     Investments in Lord Abbett Series Fund, Inc.
         (Class VC), at net asset value                               0               0                0               0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                           0               0                0               0

      Dividend receivable                                             0               0                0               0
                                                           ------------   -------------    -------------   -------------

Total Assets:                                              $ 68,345,854   $ 166,238,426    $ 120,741,874   $ 488,726,740

Liabilities:                                                          0               0                0               0
                                                           ------------   -------------    -------------   -------------

                                                           $ 68,345,854   $ 166,238,426    $ 120,741,874   $ 488,726,740
                                                           ============   =============    =============   =============
Net assets:

     Accumulation units                                    $ 68,328,884   $ 165,472,058    $ 120,124,326   $ 487,324,236

     Contracts in payout (annuitization) period                  16,970         766,368          617,548       1,402,504
                                                           ------------   -------------    -------------   -------------

          Total net assets                                 $ 68,345,854   $ 166,238,426    $ 120,741,874   $ 488,726,740
                                                           ============   =============    =============   =============

Accumulation units outstanding                                5,993,627       7,919,315       11,316,233      19,397,126
                                                           ============   =============    =============   =============

Contracts With Total Expenses of 1.30%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.40%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                            $ 63,881,839   $ 162,475,217    $ 113,601,615   $ 465,392,371
     Accumulation units outstanding                           5,597,467       7,709,816       10,540,261      18,270,054
     Unit value of accumulation units                      $      11.41   $       21.07    $       10.78   $       25.47
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                            $          -   $     485,575    $   1,234,305   $   3,456,054
     Accumulation units outstanding                                   -          47,659          192,389         291,186
     Unit value of accumulation units                      $          -   $       10.19    $        6.42   $       11.87
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.70%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.72%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                            $  4,464,015   $   3,200,345    $   5,455,236   $  18,864,814
     Accumulation units outstanding                             396,160         153,745          512,547         749,520
     Unit value of accumulation units                      $      11.27   $       20.82    $       10.64   $       25.17
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                            $          -   $      77,289    $     450,718   $   1,013,501
     Accumulation units outstanding                                   -           8,095           71,036          86,366
     Unit value of accumulation units                      $          -   $        9.55    $        6.34   $       11.73
Contracts With Total Expenses of 1.80%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.95%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -
Contracts With Total Expenses of 1.97%:
     Net Assets                                            $          -   $           -    $           -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -   $           -    $           -   $           -


                                                              Putnam
                                                              Growth:           Real         SunAmerica
                                                              Voyager          Estate         Balanced       Technology
                                                             Portfolio       Portfolio        Portfolio       Portfolio
                                                             (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                                           -------------   -------------    -------------    -----------
Assets:
     Investments in Anchor Series Trust
         (Class 1, 2 or 3), at net asset value             $           0   $           0    $           0    $          0
     Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at net asset value               159,424,404     135,771,300      140,851,928      21,113,755
     Investments in Van Kampen Life Investment Trust
         (Class II), at net asset value                                0               0                0               0
     Investments in WM Variable Trust (Class 1 or
         Class 2), at net asset value                                  0               0                0               0
     Investments in Nations Separate Account Trust
         (Class B), at net asset value                                 0               0                0               0
     Investments in American Funds Insurance Series
         (Class 2 or 3), at net asset value                            0               0                0               0
     Investments in Lord Abbett Series Fund, Inc.
         (Class VC), at net asset value                                0               0                0               0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                            0               0                0               0

      Dividend receivable                                              0               0                0               0
                                                           -------------   -------------    -------------    ------------

Total Assets:                                              $ 159,424,404   $ 135,771,300    $ 140,851,928    $ 21,113,755

Liabilities:                                                           0               0                0               0
                                                           -------------   -------------    -------------    ------------

                                                           $ 159,424,404   $ 135,771,300    $ 140,851,928    $ 21,113,755
                                                           =============   =============    =============    ============
Net assets:

     Accumulation units                                    $ 158,618,635   $ 135,254,118    $ 139,865,643    $ 21,031,276

     Contracts in payout (annuitization) period                  805,769         517,182          986,285          82,479
                                                           -------------   -------------    -------------    ------------

          Total net assets                                 $ 159,424,404   $ 135,771,300    $ 140,851,928    $ 21,113,755
                                                           =============   =============    =============    ============

Accumulation units outstanding                                 8,783,260       5,696,302        9,426,437       8,755,032
                                                           =============   =============    =============    ============

Contracts With Total Expenses of 1.30%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.40%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                            $ 157,171,503   $ 133,761,644    $ 138,183,960    $ 20,329,287
     Accumulation units outstanding                            8,610,434       5,610,930        9,201,620       8,425,840
     Unit value of accumulation units                      $       18.25   $       23.84    $       15.02    $       2.41
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                            $     312,670   $           -    $     635,067    $          -
     Accumulation units outstanding                               41,537               -           74,955               -
     Unit value of accumulation units                      $        7.53   $           -    $        8.47    $          -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.70%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.72%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                            $   1,640,654   $   2,009,656    $   1,786,875    $    784,468
     Accumulation units outstanding                               91,006          85,372          120,451         329,192
     Unit value of accumulation units                      $       18.03   $       23.54    $       14.83    $       2.38
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                            $     299,577   $           -    $     246,026    $          -
     Accumulation units outstanding                               40,283               -           29,411               -
     Unit value of accumulation units                      $        7.44   $           -    $        8.37    $          -
Contracts With Total Expenses of 1.80%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.95%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -
Contracts With Total Expenses of 1.97%:
     Net Assets                                            $           -   $           -    $           -    $          -
     Accumulation units outstanding                                    -               -                -               -
     Unit value of accumulation units                      $           -   $           -    $           -    $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (Continued)


                                                              Telecom        Worldwide       Aggressive       Alliance
                                                              Utility       High Income        Growth          Growth
                                                             Portfolio       Portfolio        Portfolio       Portfolio
                                                             (Class 1)       (Class 1)        (Class 2)       (Class 2)
                                                           ------------    ------------     ------------    ------------
Assets:
     Investments in Anchor Series Trust
         (Class 1, 2 or 3), at net asset value             $          0    $          0     $          0    $          0
     Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at net asset value               34,000,852      60,077,709       13,205,800      74,076,893
     Investments in Van Kampen Life Investment
         Trust (Class II), at net asset value                         0               0                0               0
     Investments in WM Variable Trust (Class 1
         or Class 2), at net asset value                              0               0                0               0
     Investments in Nations Separate Account Trust
         (Class B), at net asset value                                0               0                0               0
     Investments in American Funds Insurance Series
         (Class 2 or 3), at net asset value                           0               0                0               0
     Investments in Lord Abbett Series Fund, Inc.
         (Class VC), at net asset value                               0               0                0               0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                           0               0                0               0

      Dividend receivable                                             0               0                0               0
                                                           ------------    ------------     ------------    ------------

Total Assets:                                              $ 34,000,852    $ 60,077,709     $ 13,205,800    $ 74,076,893

Liabilities:                                                          0               0                0               0
                                                           ------------    ------------     ------------    ------------

                                                           $ 34,000,852    $ 60,077,709     $ 13,205,800    $ 74,076,893
                                                           ============    ============     ============    ============
Net assets:

     Accumulation units                                    $ 33,671,277    $ 59,703,252     $ 13,205,800    $ 74,076,893

     Contracts in payout (annuitization) period                 329,575         374,457                0               0
                                                           ------------    ------------     ------------    ------------

          Total net assets                                 $ 34,000,852    $ 60,077,709     $ 13,205,800    $ 74,076,893
                                                           ============    ============     ============    ============

Accumulation units outstanding                                2,789,284       3,031,147          844,654       2,245,783
                                                           ============    ============     ============    ============

Contracts With Total Expenses of 1.30%:
     Net Assets                                            $          -    $          -     $          -    $          -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -    $          -
Contracts With Total Expenses of 1.40%:
     Net Assets                                            $          -    $          -     $          -    $    683,740
     Accumulation units outstanding                                   -               -                -          20,456
     Unit value of accumulation units                      $          -    $          -     $          -    $      33.42
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                            $          -    $          -     $ 10,613,026    $ 58,306,855
     Accumulation units outstanding                                   -               -          677,784       1,764,543
     Unit value of accumulation units                      $          -    $          -     $      15.66    $      33.04
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                            $ 33,378,899    $ 59,533,672     $          -    $          -
     Accumulation units outstanding                           2,737,642       3,003,411                -               -
     Unit value of accumulation units                      $      12.19    $      19.82     $          -    $          -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                            $          -    $          -     $          -    $          -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -    $          -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                            $          -    $          -     $    276,745    $  1,036,861
     Accumulation units outstanding                                   -               -           17,676          31,380
     Unit value of accumulation units                      $          -    $          -     $      15.66    $      33.04
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                            $          -    $          -     $          -    $    414,370
     Accumulation units outstanding                                   -               -                -          12,565
     Unit value of accumulation units                      $          -    $          -     $          -    $      32.98
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                            $          -    $          -     $          -    $    509,388
     Accumulation units outstanding                                   -               -                -          15,308
     Unit value of accumulation units                      $          -    $          -     $          -    $      33.28
Contracts With Total Expenses of 1.70%:
     Net Assets                                            $          -    $          -     $          -    $    171,627
     Accumulation units outstanding                                   -               -                -           5,189
     Unit value of accumulation units                      $          -    $          -     $          -    $      33.08
Contracts With Total Expenses of 1.72%:
     Net Assets                                            $          -    $          -     $    681,683    $  2,217,816
     Accumulation units outstanding                                   -               -           43,712          67,532
     Unit value of accumulation units                      $          -    $          -     $      15.59    $      32.84
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                            $          -    $          -     $  1,593,041    $  9,666,324
     Accumulation units outstanding                                   -               -          102,803         296,089
     Unit value of accumulation units                      $          -    $          -     $      15.50    $      32.65
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                            $    621,953    $    544,037     $          -    $          -
     Accumulation units outstanding                              51,642          27,736                -               -
     Unit value of accumulation units                      $      12.04    $      19.61     $          -    $          -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                            $          -    $          -     $          -    $          -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -    $          -
Contracts With Total Expenses of 1.80%:
     Net Assets                                            $          -    $          -     $          -    $    495,714
     Accumulation units outstanding                                   -               -                -          15,083
     Unit value of accumulation units                      $          -    $          -     $          -    $      32.87
Contracts With Total Expenses of 1.95%:
     Net Assets                                            $          -    $          -     $          -    $     21,524
     Accumulation units outstanding                                   -               -                -             657
     Unit value of accumulation units                      $          -    $          -     $          -    $      32.76
Contracts With Total Expenses of 1.97%:
     Net Assets                                            $          -    $          -     $     41,305    $    552,674
     Accumulation units outstanding                                   -               -            2,679          16,981
     Unit value of accumulation units                      $          -    $          -     $      15.42    $      32.55

                                                                                                               Davis
                                                            Blue Chip          Cash          Corporate        Venture
                                                              Growth        Management         Bond            Value
                                                            Portfolio       Portfolio        Portfolio       Portfolio
                                                             (Class 2)      (Class 2)        (Class 2)       (Class 2)
                                                           ------------    ------------     ------------   -------------
Assets:
     Investments in Anchor Series Trust
         (Class 1, 2 or 3), at net asset value             $          0    $          0     $          0   $           0
     Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at net asset value               10,793,351      42,210,412       53,570,302     202,665,477
     Investments in Van Kampen Life Investment
         Trust (Class II), at net asset value                         0               0                0               0
     Investments in WM Variable Trust (Class 1
         or Class 2), at net asset value                              0               0                0               0
     Investments in Nations Separate Account Trust
         (Class B), at net asset value                                0               0                0               0
     Investments in American Funds Insurance Series
         (Class 2 or 3), at net asset value                           0               0                0               0
     Investments in Lord Abbett Series Fund, Inc.
         (Class VC), at net asset value                               0               0                0               0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                           0               0                0               0

      Dividend receivable                                             0               0                0               0
                                                           ------------    ------------     ------------   -------------

Total Assets:                                              $ 10,793,351    $ 42,210,412     $ 53,570,302   $ 202,665,477

Liabilities:                                                          0               0                0               0
                                                           ------------    ------------     ------------   -------------

                                                           $ 10,793,351    $ 42,210,412     $ 53,570,302   $ 202,665,477
                                                           ============    ============     ============   =============
Net assets:

     Accumulation units                                    $ 10,793,351    $ 42,210,412     $ 53,570,302   $ 202,665,477

     Contracts in payout (annuitization) period                       0               0                0               0
                                                           ------------    ------------     ------------   -------------

          Total net assets                                 $ 10,793,351    $ 42,210,412     $ 53,570,302   $ 202,665,477
                                                           ============    ============     ============   =============

Accumulation units outstanding                                1,793,058       3,274,033        3,136,037       5,951,410
                                                           ============    ============     ============   =============

Contracts With Total Expenses of 1.30%:
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.40%:
     Net Assets                                            $          -    $          -     $          -   $   1,743,390
     Accumulation units outstanding                                   -               -                -          50,703
     Unit value of accumulation units                      $          -    $          -     $          -   $       34.38
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                            $  8,386,468    $ 32,266,851     $ 42,778,436   $ 161,902,329
     Accumulation units outstanding                           1,390,720       2,498,407        2,499,501       4,745,661
     Unit value of accumulation units                      $       6.03    $      12.91     $      17.11   $       34.12
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                            $    445,089    $  1,788,843     $  1,509,470   $   3,543,049
     Accumulation units outstanding                              73,807         138,511           88,197         103,856
     Unit value of accumulation units                      $       6.03    $      12.91     $      17.11   $       34.12
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                            $          -    $          -     $          -   $     434,606
     Accumulation units outstanding                                   -               -                -          12,742
     Unit value of accumulation units                      $          -    $          -     $          -   $       34.11
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.70%:
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.72%:
     Net Assets                                            $    450,572    $  1,458,305     $  1,910,123   $   6,612,637
     Accumulation units outstanding                              75,177         113,563          112,433         195,417
     Unit value of accumulation units                      $       5.99    $      12.84     $      16.99   $       33.84
Contracts With Total Expenses of 1.77% (1):
     Net Assets                                            $  1,484,724    $  6,283,321     $  6,766,188   $  26,624,757
     Accumulation units outstanding                             248,895         491,093          399,901         789,280
     Unit value of accumulation units                      $       5.97    $      12.79     $      16.92   $       33.73
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.80%:
     Net Assets                                            $          -    $          -     $          -   $     384,212
     Accumulation units outstanding                                   -               -                -          11,393
     Unit value of accumulation units                      $          -    $          -     $          -   $       33.72
Contracts With Total Expenses of 1.95%:
     Net Assets                                            $          -    $          -     $          -   $           -
     Accumulation units outstanding                                   -               -                -               -
     Unit value of accumulation units                      $          -    $          -     $          -   $           -
Contracts With Total Expenses of 1.97%:
     Net Assets                                            $     26,498    $    413,092     $    606,085   $   1,420,497
     Accumulation units outstanding                               4,459          32,459           36,005          42,358
     Unit value of accumulation units                      $       5.94    $      12.73     $      16.83   $       33.54

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (Continued)

                                                                                                 Federated
                                                                      "Dogs" of     Emerging      American      Foreign
                                                                     Wall Street    Markets       Leaders        Value
                                                                      Portfolio    Portfolio     Portfolio     Portfolio
                                                                      (Class 2)    (Class 2)      (Class 2)    (Class 2)
                                                                    ------------  ------------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                             18,073,453    19,388,777    19,019,597    65,728,196
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                      0             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0             0             0
   Investments in BB&T Variable Insurance Funds,
       at net asset value                                                      0             0             0             0
   Dividend receivable                                                         0             0             0             0
                                                                    ------------  ------------  ------------  ------------
Total Assets:                                                       $ 18,073,453  $ 19,388,777  $ 19,019,597  $ 65,728,196

Liabilities:                                                                   0             0             0             0
                                                                    ------------  ------------  ------------  ------------
                                                                    $ 18,073,453  $ 19,388,777  $ 19,019,597  $ 65,728,196
                                                                    ============  ============  ============  ============
Net assets:

   Accumulation units                                               $ 18,073,453  $ 19,388,777  $ 19,019,597  $ 65,728,196

   Contracts in payout (annuitization) period                                  0             0             0             0
                                                                    ------------  ------------  ------------  ------------
        Total net assets                                            $ 18,073,453  $ 19,388,777  $ 19,019,597  $ 65,728,196
                                                                    ============  ============  ============  ============
Accumulation units outstanding                                         1,669,202     1,312,679     1,056,981     4,123,859
                                                                    ============  ============  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $ 13,855,446  $ 14,686,387  $ 13,284,431  $ 58,390,409
   Accumulation units outstanding                                      1,276,415       992,028       736,436     3,660,003
   Unit value of accumulation units                                 $      10.85  $      14.80  $      18.04  $      15.95
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $    185,495  $    429,735  $    786,217  $    751,232
   Accumulation units outstanding                                         17,089        29,029        43,585        47,091
   Unit value of accumulation units                                 $      10.85  $      14.80  $      18.04  $      15.95
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                       $    575,892  $    305,811  $    899,084  $    873,003
   Accumulation units outstanding                                         53,328        20,762        50,093        55,158
   Unit value of accumulation units                                 $      10.80  $      14.73  $      17.95  $      15.83
Contracts With Total Expenses of 1.77% (1):
   Net Assets                                                       $  3,310,026  $  3,702,709  $  3,912,682  $  5,498,875
   Accumulation units outstanding                                        308,670       252,732       219,130       347,763
   Unit value of accumulation units                                 $      10.72  $      14.65  $      17.86  $      15.81
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:                                        -             -             -             -
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97%:
   Net Assets                                                       $    146,594  $    264,135  $    137,183  $    214,677
   Accumulation units outstanding                                         13,700        18,128         7,737        13,844
   Unit value of accumulation units                                 $      10.70  $      14.57  $      17.73  $      15.51

                                                                                                  Goldman
                                                                      Global         Global        Sachs         Growth-
                                                                       Bond         Equities      Research       Income
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                                                    ------------  ------------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                             16,870,464    14,236,176     5,477,982    36,371,175
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                      0             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0             0             0
   Investments in BB&T Variable Insurance Funds,
       at net asset value                                                      0             0             0             0
   Dividend receivable                                                         0             0             0             0
                                                                    ------------  ------------  ------------  ------------
Total Assets:                                                       $ 16,870,464  $ 14,236,176  $  5,477,982  $ 36,371,175

Liabilities:                                                                   0             0             0             0
                                                                    ------------  ------------  ------------  ------------
                                                                    $ 16,870,464  $ 14,236,176  $  5,477,982  $ 36,371,175
                                                                    ============  ============  ============  ============
Net assets:

   Accumulation units                                               $ 16,870,464  $ 14,236,176  $  5,477,982  $ 36,371,175

   Contracts in payout (annuitization) period                                  0             0             0             0
                                                                    ------------  ------------  ------------  ------------
        Total net assets                                            $ 16,870,464  $ 14,236,176  $  5,477,982  $ 36,371,175
                                                                    ============  ============  ============  ============
Accumulation units outstanding                                           966,703       728,068       775,921     1,227,675
                                                                    ============  ============  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $          -  $    498,382  $          -  $          -
   Accumulation units outstanding                                              -        25,255             -             -
   Unit value of accumulation units                                 $          -  $      19.73  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $ 13,306,500  $  9,267,684  $  4,158,442  $ 26,089,906
   Accumulation units outstanding                                        761,249       473,048       587,844       878,611
   Unit value of accumulation units                                 $      17.48  $      19.59  $       7.07  $      29.69
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $    596,529  $    594,582  $    117,776  $  1,025,595
   Accumulation units outstanding                                         34,131        30,349        16,652        34,538
   Unit value of accumulation units                                 $      17.48  $      19.59  $       7.07  $      29.69
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $          -  $    113,060  $          -  $          -
   Accumulation units outstanding                                              -         5,770             -             -
   Unit value of accumulation units                                 $          -  $      19.59  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $    374,755  $          -  $          -
   Accumulation units outstanding                                              -        19,050             -             -
   Unit value of accumulation units                                 $          -  $      19.67  $          -  $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $     42,792  $          -  $          -
   Accumulation units outstanding                                              -         2,118             -             -
   Unit value of accumulation units                                 $          -  $      20.20  $          -  $          -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                       $    895,369  $    585,243  $    361,254  $  3,057,081
   Accumulation units outstanding                                         51,442        29,989        51,278       103,462
   Unit value of accumulation units                                 $      17.41  $      19.52  $       7.05  $      29.55
Contracts With Total Expenses of 1.77% (1):
   Net Assets                                                       $  1,882,810  $  2,539,810  $    750,901  $  5,522,020
   Accumulation units outstanding                                        108,898       131,153       107,291       187,872
   Unit value of accumulation units                                 $      17.29  $      19.37  $       7.00  $      29.39
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $          -  $    117,396  $          -  $          -
   Accumulation units outstanding                                              -         6,039             -             -
   Unit value of accumulation units                                 $          -  $      19.44  $          -  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $      7,436  $          -  $          -
   Accumulation units outstanding                                              -           384             -             -
   Unit value of accumulation units                                 $          -  $      19.36  $          -  $          -
Contracts With Total Expenses of 1.97%:
   Net Assets                                                       $    189,256  $     95,036  $     89,609  $    676,573
   Accumulation units outstanding                                         10,983         4,913        12,856        23,192
   Unit value of accumulation units                                 $      17.23  $      19.34  $       6.97  $      29.17

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (Continued)

                                                                                                International International
                                                                       Growth      High-Yield    Diversified     Growth
                                                                    Opportunities     Bond        Equities      & Income
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                                                    ------------  ------------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                              6,012,922    37,619,765    52,774,309    33,475,092
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                      0             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0             0             0
   Investments in BB&T Variable Insurance Funds,
       at net asset value                                                      0             0             0             0

   Dividend receivable                                                         0             0             0             0
                                                                    ------------  ------------  ------------  ------------
Total Assets:                                                       $  6,012,922  $ 37,619,765  $ 52,774,309  $ 33,475,092

Liabilities:                                                                   0             0             0             0
                                                                    ------------  ------------  ------------  ------------
                                                                    $  6,012,922  $ 37,619,765  $ 52,774,309  $ 33,475,092
                                                                    ============  ============  ============  ============
Net assets:

   Accumulation units                                               $  6,012,922  $ 37,619,765  $ 52,774,309  $ 33,475,092

   Contracts in payout (annuitization) period                                  0             0             0             0
                                                                    ------------  ------------  ------------  ------------
        Total net assets                                            $  6,012,922  $ 37,619,765  $ 52,774,309  $ 33,475,092
                                                                    ============  ============  ============  ============

Accumulation units outstanding                                         1,192,495     2,033,766     4,438,672     2,229,312
                                                                    ============  ============  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $  4,930,362  $ 29,569,241  $ 42,477,767  $ 25,555,344
   Accumulation units outstanding                                        975,856     1,594,975     3,566,629     1,698,597
   Unit value of accumulation units                                 $       5.05  $      18.54  $      11.91  $      15.04
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $     88,526  $    704,835  $    960,390  $  1,125,124
   Accumulation units outstanding                                         17,526        38,021        80,610        74,788
   Unit value of accumulation units                                 $       5.05  $      18.54  $      11.91  $      15.04
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                       $    164,216  $  1,057,987  $  3,077,461  $  1,075,406
   Accumulation units outstanding                                         32,793        57,324       259,438        71,898
   Unit value of accumulation units                                 $       5.01  $      18.46  $      11.86  $      14.96
Contracts With Total Expenses of 1.77% (1):
   Net Assets                                                       $    787,853  $  4,747,073  $  5,039,658  $  5,384,582
   Accumulation units outstanding                                        157,866       258,862       428,109       361,503
   Unit value of accumulation units                                 $       4.99  $      18.34  $      11.77  $      14.89
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97%:
   Net Assets                                                       $     41,965  $  1,540,629  $  1,219,033  $    334,636
   Accumulation units outstanding                                          8,454        84,584       103,886        22,526
   Unit value of accumulation units                                 $       4.96  $      18.21  $      11.73  $      14.86

                                                                                      MFS
                                                                                  Massachusetts     MFS
                                                                       Marsico     Investors      Mid-Cap       MFS Total
                                                                        Growth       Trust         Growth        Return
                                                                     Portfolio     Portfolio     Portfolio      Portfolio
                                                                      (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                                                    ------------  ------------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                             46,464,676    27,344,095    48,180,986   141,431,354
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                      0             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0             0             0
   Investments in BB&T Variable Insurance Funds,
       at net asset value                                                      0             0             0             0

   Dividend receivable                                                         0             0             0             0
                                                                    ------------  ------------  ------------  ------------
Total Assets:                                                       $ 46,464,676  $ 27,344,095  $ 48,180,986  $141,431,354

Liabilities:                                                                   0             0             0             0
                                                                    ------------  ------------  ------------  ------------
                                                                    $ 46,464,676  $ 27,344,095  $ 48,180,986  $141,431,354
                                                                    ============  ============  ============  ============
Net assets:

   Accumulation units                                               $ 46,464,676  $ 27,344,095  $ 48,180,986  $141,431,354

   Contracts in payout (annuitization) period                                  0             0             0             0
                                                                    ------------  ------------  ------------  ------------
        Total net assets                                            $ 46,464,676  $ 27,344,095  $ 48,180,986  $141,431,354
                                                                    ============  ============  ============  ============

Accumulation units outstanding                                         4,104,780     1,306,956     4,509,492     5,597,294
                                                                    ============  ============  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $          -  $          -  $    938,735  $          -
   Accumulation units outstanding                                              -             -        87,049             -
   Unit value of accumulation units                                 $          -  $          -  $      10.78  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $ 39,530,773  $ 21,583,419  $ 35,866,438  $110,106,371
   Accumulation units outstanding                                      3,487,285     1,029,577     3,350,446     4,349,191
   Unit value of accumulation units                                 $      11.34  $      20.96  $      10.70  $      25.32
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $          -  $    442,649  $  1,254,565  $  4,234,687
   Accumulation units outstanding                                              -        21,116       117,198       167,277
   Unit value of accumulation units                                 $          -  $      20.96  $      10.70  $      25.32
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $          -  $          -  $    299,256  $          -
   Accumulation units outstanding                                              -             -        27,947             -
   Unit value of accumulation units                                 $          -  $          -  $      10.71  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $          -  $    362,350  $          -
   Accumulation units outstanding                                              -             -        33,763             -
   Unit value of accumulation units                                 $          -  $          -  $      10.73  $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $          -  $     42,561  $          -
   Accumulation units outstanding                                              -             -         3,997             -
   Unit value of accumulation units                                 $          -  $          -  $      10.65  $          -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                       $          -  $    793,951  $  1,976,972  $  6,919,280
   Accumulation units outstanding                                              -        38,135       186,182       275,037
   Unit value of accumulation units                                 $          -  $      20.82  $      10.62  $      25.16
Contracts With Total Expenses of 1.77% (1):
   Net Assets                                                       $  6,933,903  $  4,470,336  $  6,251,284  $ 18,481,075
   Accumulation units outstanding                                        617,495       215,531       590,417       737,962
   Unit value of accumulation units                                 $      11.23  $      20.74  $      10.59  $      25.04
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $          -  $          -
   Accumulation units outstanding                                              -             -             -             -
   Unit value of accumulation units                                 $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $          -  $          -  $    688,943  $          -
   Accumulation units outstanding                                              -             -        65,018             -
   Unit value of accumulation units                                 $          -  $          -  $      10.60  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $          -  $     48,719  $          -
   Accumulation units outstanding                                              -             -         4,618             -
   Unit value of accumulation units                                 $          -  $          -  $      10.55  $          -
Contracts With Total Expenses of 1.97%:
   Net Assets                                                       $          -  $     53,740  $    451,163  $  1,689,941
   Accumulation units outstanding                                              -         2,597        42,857        67,827
   Unit value of accumulation units                                 $          -  $      20.69  $      10.53  $      24.92

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (Continued)

                                                                              Putnam
                                                                              Growth:          Real       Small & Mid   SunAmerica
                                                                              Voyager         Estate      Cap Value      Balanced
                                                                             Portfolio      Portfolio     Portfolio      Portfolio
                                                                             (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                                                           --------------  ------------  ------------  ------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                                $            0  $          0  $          0  $          0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                     8,933,244    30,902,945    47,874,716    19,333,865
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                             0             0             0             0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                             0             0             0             0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                             0             0             0             0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                             0             0             0             0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                             0             0             0             0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                                             0             0             0             0

     Dividend receivable                                                                0             0             0             0
                                                                           --------------  ------------  ------------  ------------
Total Assets:                                                              $    8,933,244  $ 30,902,945  $ 47,874,716  $ 19,333,865

Liabilities:                                                                            0             0             0             0
                                                                           --------------  ------------  ------------  ------------
                                                                           $    8,933,244  $ 30,902,945  $ 47,874,716  $ 19,333,865
                                                                           ==============  ============  ============  ============
Net assets:

           Accumulation units                                              $    8,933,244  $ 30,902,945  $ 47,874,716  $ 19,333,865

           Contracts in payout (annuitization) period                                   0             0             0             0
                                                                           --------------  ------------  ------------  ------------

                Total net assets                                           $    8,933,244  $ 30,902,945  $ 47,874,716  $ 19,333,865
                                                                           ==============  ============  ============  ============

Accumulation units outstanding                                                    494,045     1,307,417     2,909,687     1,299,119
                                                                           ==============  ============  ============  ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $    6,657,702  $ 22,292,472  $ 39,916,382  $ 15,080,005
           Accumulation units outstanding                                         367,425       940,693     2,422,894     1,011,231
           Unit value of accumulation units                                $        18.12  $      23.70  $      16.47  $      14.91
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $      217,020  $    991,722  $  1,106,319  $    286,493
           Accumulation units outstanding                                          11,978        41,849        67,160        19,213
           Unit value of accumulation units                                $        18.12  $      23.70  $      16.47  $      14.91
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72%:
           Net Assets                                                      $      577,971  $  1,593,180  $    776,179  $    729,119
           Accumulation units outstanding                                          32,046        67,542        47,502        49,207
           Unit value of accumulation units                                $        18.04  $      23.59  $      16.34  $      14.82
Contracts With Total Expenses of 1.77% (1):
           Net Assets                                                      $    1,353,477  $  5,696,846  $  5,834,940  $  2,908,487
           Accumulation units outstanding                                          75,462       243,245       357,278       197,013
           Unit value of accumulation units                                $        17.94  $      23.42  $      16.33  $      14.76
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $            -  $          -  $          -  $          -
           Accumulation units outstanding                                               -             -             -             -
           Unit value of accumulation units                                $            -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97%:
           Net Assets                                                      $      127,074  $    328,725  $    240,896  $    329,761
           Accumulation units outstanding                                           7,134        14,088        14,853        22,455
           Unit value of accumulation units                                $        17.81  $      23.33  $      16.22  $      14.69

                                                                                          Telecom     Worldwide    Aggressive
                                                                            Technology    Utility    High Income     Growth
                                                                            Portfolio    Portfolio    Portfolio    Portfolio
                                                                            (Class 2)    (Class 2)    (Class 2)    (Class 3)
                                                                           -----------  -----------  -----------  ------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                                $         0  $         0  $         0  $          0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                  9,658,176    3,755,001    7,502,640    10,678,069
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                          0            0            0             0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                          0            0            0             0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                          0            0            0             0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                          0            0            0             0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                          0            0            0             0
     Investments in BB&T Variable Insurance Funds,
         at net asset value                                                          0            0            0             0

      Dividend receivable                                                            0            0            0             0
                                                                           -----------  -----------  -----------  ------------
Total Assets:                                                              $ 9,658,176  $ 3,755,001  $ 7,502,640  $ 10,678,069

Liabilities:                                                                         0            0            0             0
                                                                           -----------  -----------  -----------  ------------
                                                                           $ 9,658,176  $ 3,755,001  $ 7,502,640  $ 10,678,069
                                                                           ===========  ===========  ===========  ============
Net assets:
           Accumulation units                                              $ 9,658,176  $ 3,755,001  $ 7,502,640  $ 10,678,069

           Contracts in payout (annuitization) period                                0            0            0             0
                                                                           -----------  -----------  -----------  ------------
                Total net assets                                           $ 9,658,176  $ 3,755,001  $ 7,502,640  $ 10,678,069
                                                                           ===========  ===========  ===========  ============
Accumulation units outstanding                                               4,040,880      310,837      381,621       687,004
                                                                           ===========  ===========  ===========  ============
Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $         -  $         -  $         -  $          -
           Accumulation units outstanding                                            -            -            -             -
           Unit value of accumulation units                                $         -  $         -  $         -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $   127,555  $         -  $         -  $          -
           Accumulation units outstanding                                       52,963            -            -             -
           Unit value of accumulation units                                $      2.41  $         -  $         -  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $ 6,304,271  $ 2,290,792  $ 6,432,079  $  5,855,232
           Accumulation units outstanding                                    2,630,320      188,959      326,648       375,556
           Unit value of accumulation units                                $      2.40  $     12.12  $     19.69  $      15.59
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $         -  $         -  $         -  $          -
           Accumulation units outstanding                                            -            -            -             -
           Unit value of accumulation units                                $         -  $         -  $         -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $         -  $         -  $         -  $          -
           Accumulation units outstanding                                            -            -            -             -
           Unit value of accumulation units                                $         -  $         -  $         -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $    69,022  $         -  $         -  $  1,680,532
           Accumulation units outstanding                                       28,802            -            -       107,788
           Unit value of accumulation units                                $      2.40  $         -  $         -  $      15.59
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $    84,488  $         -  $         -  $          -
           Accumulation units outstanding                                       35,213            -            -             -
           Unit value of accumulation units                                $      2.40  $         -  $         -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $   197,574  $         -  $         -  $          -
           Accumulation units outstanding                                       82,426            -            -             -
           Unit value of accumulation units                                $      2.40  $         -  $         -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $    84,766  $         -  $         -  $          -
           Accumulation units outstanding                                       35,618            -            -             -
           Unit value of accumulation units                                $      2.38  $         -  $         -  $          -
Contracts With Total Expenses of 1.72%:
           Net Assets                                                      $    69,296  $         -  $         -  $  1,737,947
           Accumulation units outstanding                                       29,088            -            -       112,473
           Unit value of accumulation units                                $      2.38  $         -  $         -  $      15.45
Contracts With Total Expenses of 1.77% (1):
           Net Assets                                                      $ 2,423,327  $ 1,464,209  $ 1,070,561  $    766,541
           Accumulation units outstanding                                    1,020,823      121,878       54,973        49,579
           Unit value of accumulation units                                $      2.37  $     12.01  $     19.47  $      15.46
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $         -  $         -  $         -  $          -
           Accumulation units outstanding                                            -            -            -             -
           Unit value of accumulation units                                $         -  $         -  $         -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $         -  $         -  $         -  $          -
           Accumulation units outstanding                                            -            -            -             -
           Unit value of accumulation units                                $         -  $         -  $         -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $   141,320  $         -  $         -  $          -
           Accumulation units outstanding                                       59,446            -            -             -
           Unit value of accumulation units                                $      2.38  $         -  $         -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $   137,960  $         -  $         -  $          -
           Accumulation units outstanding                                       58,280            -            -             -
           Unit value of accumulation units                                $      2.37  $         -  $         -  $          -
Contracts With Total Expenses of 1.97%:
           Net Assets                                                      $    18,597  $         -  $         -  $    637,817
           Accumulation units outstanding                                        7,901            -            -        41,608
           Unit value of accumulation units                                $      2.35  $         -  $         -  $      15.33

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.
(2) Offered in Polaris and Polaris II product.
(3) Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in WM Diversified Strategies product.
(6) Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                            Alliance      Blue Chip        Cash        Corporate
                             Growth        Growth       Management        Bond
                           Portfolio      Portfolio     Portfolio      Portfolio
                           (Class 3)      (Class 3)     (Class 3)      (Class 3)
                          ------------   -----------   ------------   ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1,
  2 or 3), at net asset
  value                   $          0   $         0   $          0   $          0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    109,639,085    10,050,320    116,342,721    134,772,323
 Investments in Van
  Kampen Life Investment
  Trust (Class II), at
  net asset value                    0             0              0              0
 Investments in WM
  Variable Trust (Class
  1 or Class 2), at net
  asset value                        0             0              0              0
 Investments in Nations
  Separate Account Trust
  (Class B), at net
  asset value                        0             0              0              0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                        0             0              0              0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                    0             0              0              0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                              0             0              0              0

 Dividend receivable                 0             0              0              0
                          ------------   -----------   ------------   ------------

Total Assets:             $109,639,085   $10,050,320   $116,342,721   $134,772,323

Liabilities:                         0             0              0              0
                          ------------   -----------   ------------   ------------

                          $109,639,085   $10,050,320   $116,342,721   $134,772,323
                          ============   ===========   ============   ============
Net assets:

 Accumulation units       $109,639,085   $10,050,320   $116,342,721   $134,772,323

 Contracts in payout
  (annuitization)
  period                             0             0              0              0
                          ------------   -----------   ------------   ------------

    Total net assets      $109,639,085   $10,050,320   $116,342,721   $134,772,323
                          ============   ===========   ============   ============

Accumulation units
 outstanding                 3,334,903     1,679,003      9,053,081      7,942,153
                          ============   ===========   ============   ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.40%:
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets               $ 59,147,344   $ 4,720,620   $ 59,017,612   $ 61,381,038
 Accumulation units
  outstanding                1,794,665       785,591      4,581,317      3,611,661
 Unit value of
  accumulation units      $      32.96   $      6.01   $      12.88   $      17.00
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets               $ 15,884,467   $ 1,084,712   $ 20,958,245   $ 25,898,895
 Accumulation units
  outstanding                  481,959       180,509      1,626,891      1,523,862
 Unit value of
  accumulation units      $      32.96   $      6.01   $      12.88   $      17.00
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.70%:
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.72%:
 Net Assets               $ 26,254,808   $ 3,597,124   $ 29,074,684   $ 38,207,650
 Accumulation units
  outstanding                  802,003       603,797      2,272,217      2,255,424
 Unit value of
  accumulation units      $      32.74   $      5.96   $      12.80   $      16.94
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets               $  5,682,968   $   439,801   $  5,334,419   $  6,477,925
 Accumulation units
  outstanding                  174,011        73,940        418,314        384,057
 Unit value of
  accumulation units      $      32.66   $      5.95   $      12.75   $      16.87
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.80%:
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.95%:
 Net Assets               $          -   $         -   $          -   $          -
 Accumulation units
  outstanding                        -             -              -              -
 Unit value of
  accumulation units      $          -   $         -   $          -   $          -
Contracts With Total
 Expenses of 1.97%:
 Net Assets               $  2,669,498   $   208,063   $  1,957,761   $  2,806,815
 Accumulation units
  outstanding                   82,265        35,166        154,342        167,149
 Unit value of
  accumulation units      $      32.45   $      5.92   $      12.68   $      16.79

                               Davis        "Dogs" of                   Federated
                              Venture         Wall        Emerging      American
                               Value         Street        Markets       Leaders
                             Portfolio      Portfolio     Portfolio     Portfolio
                             (Class 3)      (Class 3)     (Class 3)     (Class 3)
                            ------------   -----------   -----------   -----------
Assets:
 Investments in Anchor
  Series Trust (Class 1,
  2 or 3), at net asset
  value                     $          0   $         0   $         0   $         0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                      340,438,300    12,046,258    27,245,093    45,910,950
 Investments in Van
  Kampen Life Investment
  Trust (Class II), at
  net asset value                      0             0             0             0
 Investments in WM
  Variable Trust (Class
  1 or Class 2), at net
  asset value                          0             0             0             0
 Investments in Nations
  Separate Account Trust
  (Class B), at net
  asset value                          0             0             0             0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                          0             0             0             0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                      0             0             0             0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                                0             0             0             0

 Dividend receivable                   0             0             0             0
                            ------------   -----------   -----------   -----------

Total Assets:               $340,438,300   $12,046,258   $27,245,093   $45,910,950

Liabilities:                           0             0             0             0
                            ------------   -----------   -----------   -----------

Net assets:                 $340,438,300   $12,046,258   $27,245,093   $45,910,950
                            ============   ===========   ===========   ===========

 Accumulation units         $340,438,300   $12,046,258   $27,245,093   $45,910,950

 Contracts in payout
  (annuitization)
  period                               0             0             0             0
                            ------------   -----------   -----------   -----------

    Total net assets        $340,438,300   $12,046,258   $27,245,093   $45,910,950
                            ============   ===========   ===========   ===========

Accumulation units
 outstanding                  10,031,357     1,118,148     1,855,986     2,563,558
                            ============   ===========   ===========   ===========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                 $181,641,340   $ 5,011,321   $11,220,656   $14,777,772
 Accumulation units
  outstanding                  5,339,469       463,718       761,320       822,351
 Unit value of
  accumulation units        $      34.02   $     10.81   $     14.74   $     17.97
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                 $ 48,819,566   $ 2,186,253   $ 5,553,998   $12,398,827
 Accumulation units
  outstanding                  1,435,044       202,297       376,869       689,949
 Unit value of
  accumulation units        $      34.02   $     10.81   $     14.74   $     17.97
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                 $ 85,314,791   $ 3,716,266   $ 5,541,925   $16,227,784
 Accumulation units
  outstanding                  2,523,946       346,218       379,122       909,853
 Unit value of
  accumulation units        $      33.80   $     10.73   $     14.62   $     17.84
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                 $ 17,198,628   $   703,695   $ 1,704,241   $ 1,560,781
 Accumulation units
  outstanding                    510,164        65,627       116,625        87,622
 Unit value of
  accumulation units        $      33.71   $     10.72   $     14.61   $     17.81
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                 $          -   $         -   $         -   $         -
 Accumulation units
  outstanding                          -             -             -             -
 Unit value of
  accumulation units        $          -   $         -   $         -   $         -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                 $  7,463,975   $   428,723   $ 3,224,273   $   945,786
 Accumulation units
  outstanding                    222,734        40,288       222,050        53,783
 Unit value of
  accumulation units        $      33.51   $     10.64   $     14.52   $     17.59

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                                                   Goldman
                         Foreign        Global        Global        Sachs
                          Value          Bond        Equities      Research
                        Portfolio      Portfolio     Portfolio    Portfolio
                        (Class 3)      (Class 3)     (Class 3)    (Class 3)
                       ------------   -----------   -----------   ----------
Assets:
 Investments in
  Anchor Series Trust
  (Class 1, 2 or 3),
  at net asset
  value                $          0   $         0   $         0   $        0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2
  or 3), at net asset
  value                 276,138,381    27,672,258    13,743,678    1,517,038
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                     0             0             0            0
 Investments in WM
  Variable Trust
  (Class 1 or Class
  2), at net asset
  value                           0             0             0            0
 Investments in
  Nations Separate
  Account Trust
  (Class B), at net
  asset value                     0             0             0            0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value                 0             0             0            0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                 0             0             0            0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                           0             0             0            0

 Dividend
  receivable                      0             0             0            0
                       ------------   -----------   -----------   ----------

Total Assets:          $276,138,381   $27,672,258   $13,743,678   $1,517,038

Liabilities:                      0             0             0            0
                       ------------   -----------   -----------   ----------

                       $276,138,381   $27,672,258   $13,743,678   $1,517,038
                       ============   ===========   ===========   ==========
Net assets:

 Accumulation
  units                $276,131,196   $27,672,258   $13,743,678   $1,517,038

 Contracts in payout
  (annuitization)
  period                      7,185             0             0            0
                       ------------   -----------   -----------   ----------

    Total net assets   $276,138,381   $27,672,258   $13,743,678   $1,517,038
                       ============   ===========   ===========   ==========

Accumulation units
 outstanding             17,387,531     1,592,915       707,607      216,548
                       ============   ===========   ===========   ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of
 1.52%(1):
 Net Assets            $119,040,333   $12,645,308   $ 3,897,702   $        -
 Accumulation units
  outstanding             7,478,428       725,256       200,036            -
 Unit value of
  accumulation
  units                $      15.92   $     17.44   $     19.49   $        -
Contracts With Total
 Expenses of
 1.52%(2):
 Net Assets            $ 38,345,971   $         -   $         -   $        -
 Accumulation units
  outstanding             2,408,900             -             -            -
 Unit value of
  accumulation
  units                $      15.92   $         -   $         -   $        -
Contracts With Total
 Expenses of
 1.52%(3):
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of
 1.52%(4):
 Net Assets            $ 37,381,552   $ 5,186,358   $ 3,792,778   $  614,059
 Accumulation units
  outstanding             2,348,330       297,459       194,646       87,303
 Unit value of
  accumulation
  units                $      15.92   $     17.44   $     19.49   $     7.03
Contracts With Total
 Expenses of
 1.55%(5):
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of
 1.55%(6):
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets            $ 61,397,130   $ 8,022,437   $ 5,103,071   $  893,510
 Accumulation units
  outstanding             3,883,094       464,421       263,481      127,882
 Unit value of
  accumulation
  units                $      15.81   $     17.27   $     19.37   $     6.99
Contracts With Total
 Expenses of
 1.77%(1):
 Net Assets            $ 13,121,101   $ 1,095,096   $   430,223   $        -
 Accumulation units
  outstanding               832,008        63,593        22,358            -
 Unit value of
  accumulation
  units                $      15.77   $     17.22   $     19.24   $        -
Contracts With Total
 Expenses of
 1.77%(2):
 Net Assets            $  1,090,308   $         -   $         -   $        -
 Accumulation units
  outstanding                69,136             -             -            -
 Unit value of
  accumulation
  units                $      15.77   $         -   $         -   $        -
Contracts With Total
 Expenses of
 1.77%(3):
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.80%:
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets            $          -   $         -   $         -   $        -
 Accumulation units
  outstanding                     -             -             -            -
 Unit value of
  accumulation
  units                $          -   $         -   $         -   $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets            $  5,761,986   $   723,059   $   519,904   $    9,469
 Accumulation units
  outstanding               367,635        42,186        27,086        1,363
 Unit value of
  accumulation
  units                $      15.67   $     17.14   $     19.19   $     6.95

                                                                    International
                          Growth-         Growth      High-Yield     Diversified
                          Income      Opportunities      Bond         Equities
                         Portfolio      Portfolio      Portfolio      Portfolio
                         (Class 3)      (Class 3)      (Class 3)      (Class 3)
                        -----------   -------------   -----------   -------------
Assets:
 Investments in
  Anchor Series Trust
  (Class 1, 2 or 3),
  at net asset
  value                 $         0    $        0     $         0   $          0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2
  or 3), at net asset
  value                  20,628,849     4,716,663      52,826,902    156,308,756
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                     0             0               0              0
 Investments in WM
  Variable Trust
  (Class 1 or Class
  2), at net asset
  value                           0             0               0              0
 Investments in
  Nations Separate
  Account Trust
  (Class B), at net
  asset value                     0             0               0              0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value                 0             0               0              0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                 0             0               0              0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                           0             0               0              0

 Dividend
  receivable                      0             0               0              0
                        -----------    ----------     -----------   ------------

Total Assets:           $20,628,849    $4,716,663     $52,826,902   $156,308,756

Liabilities:                      0             0               0              0
                        -----------    ----------     -----------   ------------
                        $20,628,849    $4,716,663     $52,826,902   $156,308,756
                        ===========    ==========     ===========   ============
Net assets:

 Accumulation
  units                 $20,628,849    $4,716,663     $52,826,902   $156,308,756

 Contracts in payout
  (annuitization)
  period                          0             0               0              0
                        -----------    ----------     -----------   ------------

    Total net assets    $20,628,849    $4,716,663     $52,826,902   $156,308,756
                        ===========    ==========     ===========   ============

Accumulation units
 outstanding                698,613       941,986       2,866,342     13,189,193
                        ===========    ==========     ===========   ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets             $         -    $        -     $         -   $          -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -     $         -   $          -
Contracts With Total
 Expenses of 1.40%:
 Net Assets             $         -    $        -     $         -   $          -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -     $         -   $          -
Contracts With Total
 Expenses of
 1.52%(1):
 Net Assets             $10,476,999    $2,193,858     $26,615,473   $ 82,942,561
 Accumulation units
  outstanding               353,804       436,395       1,439,531      6,980,116
 Unit value of
  accumulation
  units                 $     29.61    $     5.03     $     18.49   $      11.88
Contracts With Total
 Expenses of
 1.52%(2):
 Net Assets             $         -    $        -     $         -   $          -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -     $         -   $          -
Contracts With Total
 Expenses of
 1.52%(3):
 Net Assets             $         -    $        -     $         -   $          -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -     $         -   $          -
Contracts With Total
 Expenses of
 1.52%(4):
 Net Assets             $ 3,232,199    $  463,629     $ 7,578,301   $ 21,954,228
 Accumulation units
  outstanding               109,144        92,219         409,942      1,847,535
 Unit value of
  accumulation
  units                 $     29.61    $     5.03     $     18.49   $      11.88
Contracts With Total
 Expenses of
 1.55%(5):
 Net Assets             $         -    $        -     $         -   $          -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -     $         -   $          -
Contracts With Total
 Expenses of
 1.55%(6):
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of 1.70%:
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of 1.72%:
 Net Assets             $ 5,291,152    $1,290,291    $ 13,223,293  $  39,718,020
 Accumulation units
  outstanding               180,045       258,720         720,866      3,366,297
 Unit value of
  accumulation
  units                 $     29.39    $     4.99    $      18.34  $       11.80
Contracts With Total
 Expenses of
 1.77%(1):
 Net Assets             $ 1,071,595    $  605,361    $  3,958,868  $   7,943,496
 Accumulation units
  outstanding                36,525       121,365         216,181        674,781
 Unit value of
  accumulation
  units                 $     29.34    $     4.99    $      18.31  $       11.77
Contracts With Total
 Expenses of
 1.77%(2):
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of
 1.77%(3):
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of 1.80%:
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of 1.95%:
 Net Assets             $         -    $        -    $          -  $           -
 Accumulation units
  outstanding                     -             -               -              -
 Unit value of
  accumulation
  units                 $         -    $        -    $          -  $           -
Contracts With Total
 Expenses of 1.97%:
 Net Assets             $   556,904    $  163,524    $  1,450,967  $   3,750,451
 Accumulation units
  outstanding                19,095        33,287          79,822        320,464
 Unit value of
  accumulation
  units                 $     29.16    $     4.91    $      18.18  $       11.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                         International                     MFS
                            Growth                     Massachusetts        MFS
                               &           Marsico      Investors         Mid-Cap
                            Income         Growth         Trust           Growth
                           Portfolio      Portfolio     Portfolio        Portfolio
                           (Class 3)      (Class 3)     (Class 3)        (Class 3)
                         -------------   -----------   -------------   -------------
Assets:
 Investments in Anchor
  Series Trust (Class
  1, 2 or 3), at net
  asset value             $         0    $         0    $         0     $         0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    46,777,214     28,756,731     45,036,510      67,407,060
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0              0              0               0
 Investments in WM
  Variable Trust (Class
  1 or Class 2), at net
  asset value                       0              0              0               0
 Investments in Nations
  Separate Account
  Trust (Class B), at
  net asset value                   0              0              0               0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value                   0              0              0               0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                   0              0              0               0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                             0              0              0               0

 Dividend receivable                0              0              0               0
                          -----------    -----------    -----------     -----------

Total Assets:             $46,777,214    $28,756,731    $45,036,510     $67,407,060

Liabilities:                        0              0              0               0
                          -----------    -----------    -----------     -----------

                          $46,777,214    $28,756,731    $45,036,510     $67,407,060
                          ===========    ===========    ===========     ===========
Net assets:

 Accumulation units       $46,777,214    $28,756,731    $45,036,510     $67,407,060

 Contracts in payout
  (annuitization)
  period                            0              0              0               0
                          -----------    -----------    -----------     -----------

    Total net assets      $46,777,214    $28,756,731    $45,036,510     $67,407,060
                          ===========    ===========    ===========     ===========

Accumulation units
 outstanding                3,137,910      2,549,066      2,160,255       6,332,686
                          ===========    ===========    ===========     ===========

Contracts With Total
 Expenses of 1.30%:
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.40%:
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets               $18,538,625    $21,051,257    $24,134,344     $36,278,113
 Accumulation units
  outstanding               1,240,833      1,862,559      1,154,664       3,399,290
 Unit value of
  accumulation units      $     14.94    $     11.30    $     20.90     $     10.67
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets               $ 8,116,256    $   834,062    $ 5,631,663     $ 8,760,146
 Accumulation units
  outstanding                 543,325         73,824        269,429         820,814
 Unit value of
  accumulation units      $     14.94    $     11.30    $     20.90     $     10.67
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.70%:
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.72%:
 Net Assets               $16,333,577    $ 2,853,859    $11,041,171     $16,306,336
 Accumulation units
  outstanding               1,098,296        253,988        531,706       1,538,178
 Unit value of
  accumulation units      $     14.87    $     11.24    $     20.77     $     10.60
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets               $ 2,950,420    $ 3,936,330    $ 3,185,114     $ 4,459,038
 Accumulation units
  outstanding                 198,586        351,405        153,731         421,850
 Unit value of
  accumulation units      $     14.86    $     11.20    $     20.72     $     10.57
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.80%:
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.95%:
 Net Assets               $         -    $         -    $         -     $         -
 Accumulation units
  outstanding                       -              -              -               -
 Unit value of
  accumulation units      $         -    $         -    $         -     $         -
Contracts With Total
 Expenses of 1.97%:
 Net Assets               $   838,336    $    81,223    $ 1,044,218     $ 1,603,427
 Accumulation units
  outstanding                  56,870          7,290         50,725         152,554
 Unit value of
  accumulation units      $     14.74    $     11.14    $     20.59     $     10.51

                             MFS          Putnam
                            Total         Growth:         Real       Small & Mid
                            Return        Voyager        Estate      Cap Value
                           Portfolio     Portfolio     Portfolio     Portfolio
                           (Class 3)      (Class 3)     (Class 3)    (Class 3)
                          ------------   ----------   -----------  --------------
Assets:
 Investments in Anchor
  Series Trust (Class
  1, 2 or 3), at net
  asset value             $          0   $        0   $         0   $          0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    191,580,360    5,060,848    47,113,256    176,591,419
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                        0            0             0              0
 Investments in WM
  Variable Trust (Class
  1 or Class 2), at net
  asset value                        0            0             0              0
 Investments in Nations
  Separate Account
  Trust (Class B), at
  net asset value                    0            0             0              0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value                    0            0             0              0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                    0            0             0              0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                              0            0             0              0

 Dividend receivable                 0            0             0              0
                          ------------   ----------   -----------   ------------

Total Assets:             $191,580,360   $5,060,848   $47,113,256   $176,591,419

Liabilities:                         0            0             0              0
                          ------------   ----------   -----------   ------------

                          $191,580,360   $5,060,848   $47,113,256   $176,591,419
                          ============   ==========   ===========   ============
Net assets:

 Accumulation units       $191,580,360   $5,060,848   $47,113,256   $176,568,510

 Contracts in payout
  (annuitization)
  period                             0            0             0         22,909
                          ------------   ----------   -----------   ------------

    Total net assets      $191,580,360   $5,060,848   $47,113,256   $176,591,419
                          ============   ==========   ===========   ============

Accumulation units
 outstanding                 7,613,011      281,414     2,000,207     10,775,018
                          ============   ==========   ===========   ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.40%:
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets               $ 93,131,632   $2,437,482   $24,534,389   $ 67,991,924
 Accumulation units
  outstanding                3,689,840      135,003     1,038,763      4,137,920
 Unit value of
  accumulation units      $      25.24   $    18.06   $     23.62   $      16.43
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets               $          -   $        -   $         -   $ 26,470,417
 Accumulation units
  outstanding                        -            -             -      1,610,928
 Unit value of
  accumulation units      $          -   $        -   $         -   $      16.43
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets               $ 29,868,897   $  552,801   $ 6,930,246   $ 26,167,582
 Accumulation units
  outstanding                1,183,352       30,616       293,422      1,592,480
 Unit value of
  accumulation units      $      25.24   $    18.06   $     23.62   $      16.43
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.70%:
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.72%:
 Net Assets               $ 53,002,176   $1,389,588   $10,959,157   $ 41,336,244
 Accumulation units
  outstanding                2,115,322       77,654       467,424      2,533,474
 Unit value of
  accumulation units      $      25.06   $    17.89   $     23.45   $      16.32
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets               $ 10,460,291   $  627,170   $ 3,300,382   $  9,727,124
 Accumulation units
  outstanding                  418,351       35,072       140,939        597,742
 Unit value of
  accumulation units      $      25.00   $    17.88   $     23.42   $      16.27
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets               $          -   $        -   $         -   $    896,097
 Accumulation units
  outstanding                        -            -             -         55,063
 Unit value of
  accumulation units      $          -   $        -   $         -   $      16.27
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.80%:
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.95%:
 Net Assets               $          -   $        -   $         -   $          -
 Accumulation units
  outstanding                        -            -             -              -
 Unit value of
  accumulation units      $          -   $        -   $         -   $          -
Contracts With Total
 Expenses of 1.97%:
 Net Assets               $  5,117,364   $   53,807   $ 1,389,082   $  4,002,031
 Accumulation units
  outstanding                  206,146        3,069        59,659        247,411
 Unit value of
  accumulation units      $      24.82   $    17.53   $     23.28   $      16.18

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                                                     Worldwide
                            SunAmerica                   Telecom       High
                             Balanced     Technology     Utility      Income
                             Portfolio     Portfolio    Portfolio    Portfolio
                            (Class 3)      (Class 3)    (Class 3)    (Class 3)
                            -----------   -----------   ---------   -----------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                     $         0   $         0   $      0    $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                      12,437,658    10,392,541    191,838     1,276,519
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                               0             0          0             0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value                         0             0          0             0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                               0             0          0             0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                         0             0          0             0
 Investments in Lord
  Abbett Series Fund, Inc.
  (Class VC), at net asset
  value                               0             0          0             0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                               0             0          0             0

 Dividend receivable                  0             0          0             0
                            -----------   -----------   --------    ----------

Total Assets:               $12,437,658   $10,392,541   $191,838    $1,276,519

Liabilities:                          0             0          0             0
                            -----------   -----------   --------    ----------

                            $12,437,658   $10,392,541   $191,838    $1,276,519
                            ===========   ===========   ========    ==========
Net assets:

 Accumulation units         $12,437,658   $10,392,541   $191,838    $1,276,519

 Contracts in payout
  (annualization)
  period                              0             0          0             0
                            -----------   -----------   --------    ----------

    Total net assets        $12,437,658   $10,392,541   $191,838    $1,276,519
                            ===========   ===========   ========    ==========

Accumulation units
 outstanding                    839,731     4,362,535     16,011        65,141
                            ===========   ===========   ========    ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                 $ 5,202,449   $ 6,085,905   $      -    $        -
 Accumulation units
  outstanding                   350,110     2,548,377          -             -
 Unit value of
  accumulation units        $     14.86   $      2.39   $      -    $        -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                 $ 2,303,721   $ 1,279,178   $ 55,341    $  773,862
 Accumulation units
  outstanding                   155,025       535,642      4,579        39,366
 Unit value of
  accumulation units        $     14.86   $      2.39   $  12.09    $    19.66
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                 $ 3,848,776   $ 1,680,186   $125,655    $  490,223
 Accumulation units
  outstanding                   261,002       708,886     10,502        25,123
 Unit value of
  accumulation units        $     14.75   $      2.37   $  11.96    $    19.51
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                 $   911,977   $ 1,058,974   $      -    $        -
 Accumulation units
  outstanding                    61,926       447,079          -             -
 Unit value of
  accumulation units        $     14.73   $      2.37   $      -    $        -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                 $         -   $         -   $      -    $        -
 Accumulation units
  outstanding                         -             -          -             -
 Unit value of
  accumulation units        $         -   $         -   $      -    $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                 $   170,735   $   288,298   $ 10,842    $   12,434
 Accumulation units
  outstanding                    11,668       122,551        930           652
 Unit value of
  accumulation units        $     14.63   $      2.35   $  11.66    $    19.07

                                                                Growth
                                               Emerging          and
                               Comstock         Growth          Income       Balanced
                               Portfolio       Portfolio      Portfolio     Portfolio
                              (Class II)       (Class II)     (Class II)    (Class II)
                             -------------   -------------   ------------  ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                      $          0     $         0    $          0  $          0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                 0               0               0             0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                       346,133,517      29,815,391     379,469,347             0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value                           0               0               0   164,214,822
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0               0               0             0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                           0               0               0             0
 Investments in Lord
  Abbett Series Fund, Inc.
  (Class VC), at net asset
  value                                 0               0               0             0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                                 0               0               0             0

 Dividend receivable                    0               0               0             0
                             ------------     -----------    ------------  ------------

Total Assets:                $346,133,517     $29,815,391    $379,469,347  $164,214,822

Liabilities:                            0               0               0             0
                             ------------     -----------    ------------  ------------

                             $346,133,517     $29,815,391    $379,469,347  $164,214,822
                             ============     ===========    ============  ============
Net assets:

 Accumulation units          $346,029,665     $29,814,671    $379,398,021  $164,214,822

 Contracts in payout
  (annuitization)
  period                          103,852             720          71,326             0
                             ------------     -----------    ------------  ------------

    Total net assets         $346,133,517     $29,815,391    $379,469,347  $164,214,822
                             ============     ===========    ============  ============

Accumulation units
 outstanding                   27,979,899       3,095,493      28,184,146    17,690,846
                             ============     ===========    ============  ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets                  $          -     $         -    $          -  $          -
 Accumulation units
  outstanding                           -               -               -             -
 Unit value of
  accumulation units         $          -     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                  $          -     $         -    $          -  $ 96,128,945
 Accumulation units
  outstanding                           -               -               -    10,309,312
 Unit value of
  accumulation units         $          -     $         -    $          -  $       9.32
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                  $ 93,603,166     $12,518,300    $149,792,026  $ 10,418,635
 Accumulation units
  outstanding                   7,564,208       1,297,469      11,110,270     1,123,631
 Unit value of
  accumulation units         $      12.37     $      9.65    $      13.48  $       9.27
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                  $164,055,163     $ 8,820,529    $117,240,919  $          -
 Accumulation units
  outstanding                  13,261,748         918,607       8,665,612             -
 Unit value of
  accumulation units         $      12.37     $      9.60    $      13.53  $          -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                  $          -     $         -    $          -  $          -
 Accumulation units
  outstanding                           -               -               -             -
 Unit value of
  accumulation units         $          -     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                  $ 22,367,405     $ 1,783,643    $ 30,581,806  $          -
 Accumulation units
  outstanding                   1,795,409         182,723       2,276,997             -
 Unit value of
  accumulation units         $      12.46     $      9.76    $      13.43  $          -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                  $          -     $         -    $          -  $ 30,389,492
 Accumulation units
  outstanding                           -               -               -     3,280,566
 Unit value of
  accumulation units         $          -     $         -    $          -  $       9.26
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                  $  1,910,058     $         -    $          -  $          -
 Accumulation units
  outstanding                     153,835               -               -             -
 Unit value of
  accumulation units         $      12.42     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                  $  1,203,818     $         -    $          -  $          -
 Accumulation units
  outstanding                      97,836               -               -             -
 Unit value of
  accumulation units         $      12.30     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                  $ 35,120,116     $ 2,700,146    $ 56,901,511  $          -
 Accumulation units
  outstanding                   2,830,333         278,315       4,264,408             -
 Unit value of
  accumulation units         $      12.41     $      9.70    $      13.34  $          -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                  $ 13,761,424     $ 2,598,257    $ 15,031,333  $  2,051,127
 Accumulation units
  outstanding                   1,121,417         271,740       1,124,075       223,568
 Unit value of
  accumulation units         $      12.27     $      9.56    $      13.37  $       9.17
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                  $  8,309,422     $   967,658    $  4,880,090  $          -
 Accumulation units
  outstanding                     678,233         102,217         364,398             -
 Unit value of
  accumulation units         $      12.25     $      9.47    $      13.39  $          -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                  $          -     $         -    $          -  $          -
 Accumulation units
  outstanding                           -               -               -             -
 Unit value of
  accumulation units         $          -     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                  $          -     $         -    $          -  $ 25,226,623
 Accumulation units
  outstanding                           -               -               -     2,753,769
 Unit value of
  accumulation units         $          -     $         -    $          -  $       9.16
Contracts With Total
 Expenses of 1.95%:
 Net Assets                  $  1,416,349     $         -    $          -  $          -
 Accumulation units
  outstanding                     116,442               -               -             -
 Unit value of
  accumulation units         $      12.16     $         -    $          -  $          -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                  $  4,386,596     $   426,858    $  5,041,662  $          -
 Accumulation units
  outstanding                     360,438          44,422         378,386             -
 Unit value of
  accumulation units         $      12.17     $      9.61    $      13.32  $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                             Conservative   Conservative      Equity       Flexible
                               Balanced        Growth         Income        Income
                              Portfolio      Portfolio         Fund        Portfolio
                              (Class 1)      (Class 1)       (Class 1)     (Class 1)
                             ------------   ------------   ------------   ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                      $         0    $         0    $         0    $         0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                0              0              0              0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                0              0              0              0
 Investments in WM Variable
  Trust (Class 1 or Class
  2), at net asset value      16,746,150     75,537,055     31,983,343     36,966,967
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                0              0              0              0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                          0              0              0              0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset
  value                                0              0              0              0
 Investments in BB&T
  Variable Insurance Funds,
  at net asset value                   0              0              0              0

 Dividend receivable                   0              0              0              0
                             -----------    -----------    -----------    -----------

Total Assets:                $16,746,150    $75,537,055    $31,983,343    $36,966,967

Liabilities:                           0              0              0              0
                             -----------    -----------    -----------    -----------

                             $16,746,150    $75,537,055    $31,983,343    $36,966,967
                             ===========    ===========    ===========    ===========
Net assets:

 Accumulation units          $16,746,150    $75,537,055    $31,983,343    $36,966,967

 Contracts in payout
  (annuitization) period               0              0              0              0
                             -----------    -----------    -----------    -----------

    Total net assets         $16,746,150    $75,537,055    $31,983,343    $36,966,967
                             ===========    ===========    ===========    ===========

Accumulation units
 outstanding                   2,473,645      7,747,501      3,551,907      4,714,925
                             ===========    ===========    ===========    ===========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                  $11,837,156    $36,462,550    $22,033,440    $25,583,697
 Accumulation units
  outstanding                  1,743,354      3,719,617      2,437,646      3,251,549
 Unit value of accumulation
  units                      $      6.79    $      9.80    $      9.04    $      7.87
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                  $         -    $ 7,398,473    $         -    $         -
 Accumulation units
  outstanding                          -        761,852              -              -
 Unit value of accumulation
  units                      $         -    $      9.71    $         -    $         -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                  $ 2,912,833    $19,772,610    $ 4,876,695    $ 6,179,118
 Accumulation units
  outstanding                    431,320      2,030,905        542,940        789,466
 Unit value of accumulation
  units                      $      6.75    $      9.74    $      8.98    $      7.83
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                  $         -    $ 1,352,546    $         -    $         -
 Accumulation units
  outstanding                          -        140,290              -              -
 Unit value of accumulation
  units                      $         -    $      9.64    $         -    $         -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                  $ 1,996,161    $10,550,876    $ 5,073,208    $ 5,204,152
 Accumulation units
  outstanding                    298,971      1,094,837        571,321        673,910
 Unit value of accumulation
  units                      $      6.68    $      9.64    $      8.88    $      7.72
Contracts With Total
 Expenses of 1.95%:
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                  $         -    $         -    $         -    $         -
 Accumulation units
  outstanding                          -              -              -              -
 Unit value of accumulation
  units                      $         -    $         -    $         -    $         -

                                                Growth
                                                  &                      International
                                 Growth         Income         Income       Growth
                                  Fund           Fund           Fund         Fund
                                (Class 1)      (Class 1)      (Class 1)    (Class 1)
                              ------------   ------------   -----------  -------------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                        $        0     $        0    $         0    $      0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                 0              0              0           0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                 0              0              0           0
 Investments in WM Variable
  Trust (Class 1 or Class
  2), at net asset value        1,588,145      8,231,857     10,574,852     955,377
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0              0              0           0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                           0              0              0           0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset
  value                                 0              0              0           0
 Investments in BB&T
  Variable Insurance Funds,
  at net asset value                    0              0              0           0

 Dividend receivable                    0              0              0           0
                               ----------     ----------    -----------    --------

Total Assets:                  $1,588,145     $8,231,857    $10,574,852    $955,377

Liabilities:                            0              0              0           0
                               ----------     ----------    -----------    --------

                               $1,588,145     $8,231,857    $10,574,852    $955,377
                               ==========     ==========    ===========    ========
Net assets:

 Accumulation units            $1,588,145     $8,231,857    $10,574,852    $955,377

 Contracts in payout
  (annuitization) period                0              0              0           0
                               ----------     ----------    -----------    --------

    Total net assets           $1,588,145     $8,231,857    $10,574,852    $955,377
                               ==========     ==========    ===========    ========

Accumulation units
 outstanding                      227,881      1,284,847      1,506,206     145,387
                               ==========     ==========    ===========    ========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                    $  926,107     $4,144,351    $ 7,928,546    $787,296
 Accumulation units
  outstanding                     132,269        643,693      1,125,795     119,650
 Unit value of accumulation
  units                        $     7.00     $     6.44    $      7.04    $   6.58
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                    $  408,474     $2,581,194    $ 1,343,548    $110,484
 Accumulation units
  outstanding                      58,728        403,073        192,068      16,882
 Unit value of accumulation
  units                        $     6.96     $     6.40    $      7.00    $   6.54
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                    $  253,564     $1,506,312    $ 1,302,758    $ 57,597
 Accumulation units
  outstanding                      36,884        238,081        188,343       8,855
 Unit value of accumulation
  units                        $     6.87     $     6.33    $      6.92    $   6.50
Contracts With Total
 Expenses of 1.95%:
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                    $        -     $        -    $         -    $      -
 Accumulation units
  outstanding                           -              -              -           -
 Unit value of accumulation
  units                        $        -     $        -    $         -    $      -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                  Mid                                        Short
                                  Cap           Money                         Term
                                 Stock          Market          REIT         Income
                                  Fund           Fund           Fund          Fund
                               (Class 1)      (Class 1)       (Class 1)    (Class 1)
                              ------------   ------------   ------------   ----------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                        $        0     $        0      $      0     $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                 0              0             0              0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                 0              0             0              0
 Investments in WM Variable
  Trust (Class 1 or Class
  2), at net asset value        5,615,742      4,746,733       953,068      2,847,813
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0              0             0              0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                           0              0             0              0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset value               0              0             0              0
 Investments in BB&T
  Variable Insurance Funds,
  at net asset value                    0              0             0              0

 Dividend receivable                    0            898             0              0
                               ----------     ----------      --------     ----------

Total Assets:                  $5,615,742     $4,747,631      $953,068     $2,847,813

Liabilities:                            0              0             0              0
                               ----------     ----------      --------     ----------

                               $5,615,742     $4,747,631      $953,068     $2,847,813
                               ==========     ==========      ========     ==========
Net assets:

 Accumulation units            $5,615,742     $4,747,631      $953,068     $2,847,813

 Contracts in payout
  (annuitization) period                0              0             0              0
                               ----------     ----------      --------     ----------

    Total net assets           $5,615,742     $4,747,631      $953,068     $2,847,813
                               ==========     ==========      ========     ==========

Accumulation units
 outstanding                      600,391        821,513        59,048        439,013
                               ==========     ==========      ========     ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                    $3,941,388     $4,087,460      $840,981     $2,260,061
 Accumulation units
  outstanding                     419,645        706,400        52,019        347,707
 Unit value of accumulation
  units                        $     9.39     $     5.79      $  16.17     $     6.50
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                    $  529,065     $  429,202      $ 42,340     $  349,751
 Accumulation units
  outstanding                      56,708         74,310         2,670         54,011
 Unit value of accumulation
  units                        $     9.33     $     5.78      $  15.86     $     6.48
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                    $1,145,289     $  230,969      $ 69,747     $  238,001
 Accumulation units
  outstanding                     124,038         40,803         4,359         37,295
 Unit value of accumulation
  units                        $     9.23     $     5.66      $  16.00     $     6.38
Contracts With Total
 Expenses of 1.95%:
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                    $        -     $        -      $      -     $        -
 Accumulation units
  outstanding                           -              -             -              -
 Unit value of accumulation
  units                        $        -     $        -      $      -     $        -

                                 Small        Small                       U.S.
                                  Cap          Cap       Strategic     Government
                                 Growth       Value       Growth       Securities
                                  Fund        Fund       Portfolio        Fund
                                (Class 1)   (Class 1)    (Class 1)     (Class 1)
                               ----------   ---------   -----------    -----------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                        $        0    $     0    $         0    $         0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                 0          0              0              0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                 0          0              0              0
 Investments in WM Variable
  Trust (Class 1 or Class
  2), at net asset value        1,725,811     54,025     21,337,914     12,863,553
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0          0              0              0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                           0          0              0              0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset value               0          0              0              0
 Investments in BB&T
  Variable Insurance Funds,
  at net asset value                    0          0              0              0

 Dividend receivable                    0          0              0              0
                               ----------    -------    -----------    -----------

Total Assets:                  $1,725,811    $54,025    $21,337,914    $12,863,553

Liabilities:                            0          0              0              0
                               ----------    -------    -----------    -----------

                               $1,725,811    $54,025    $21,337,914    $12,863,553
                               ==========    =======    ===========    ===========
Net assets:

 Accumulation units            $1,725,811    $54,025    $21,337,914    $12,863,553

 Contracts in payout
  (annuitization) period                0          0              0              0
                               ----------    -------    -----------    -----------

    Total net assets           $1,725,811    $54,025    $21,337,914    $12,863,553
                               ==========    =======    ===========    ===========

Accumulation units
 outstanding                      264,931      5,392      2,003,751      1,977,696
                               ==========    =======    ===========    ===========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                    $1,102,701    $53,706    $11,919,446    $ 9,337,476
 Accumulation units
  outstanding                     168,515      5,360      1,114,280      1,430,913
 Unit value of accumulation
  units                        $     6.54    $ 10.02    $     10.70    $      6.53
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                    $        -    $     -    $ 2,191,948    $         -
 Accumulation units
  outstanding                           -          -        206,298              -
 Unit value of accumulation
  units                        $        -    $     -    $     10.63    $         -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                    $  208,901    $   180    $ 4,234,890    $ 1,850,286
 Accumulation units
  outstanding                      32,072         18        398,887        285,637
 Unit value of accumulation
  units                        $     6.51    $  9.98    $     10.62    $      6.48
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                    $        -    $     -    $   985,766    $         -
 Accumulation units
  outstanding                           -          -         93,724              -
 Unit value of accumulation
  units                        $        -    $     -    $     10.52    $         -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                    $  414,209    $   139    $ 2,005,864    $ 1,675,791
 Accumulation units
  outstanding                      64,344         14        190,562        261,146
 Unit value of accumulation
  units                        $     6.44    $  9.95    $     10.53    $      6.42
Contracts With Total
 Expenses of 1.95%:
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                    $        -    $     -    $         -    $         -
 Accumulation units
  outstanding                           -          -              -              -
 Unit value of accumulation
  units                        $        -    $     -    $         -    $         -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                 West
                                 Coast                     Conservative   Conservative
                                Equity        Balanced       Balanced        Growth
                                 Fund        Portfolio      Portfolio      Portfolio
                               (Class 1)     (Class 2)      (Class 2)       (Class 2)
                              -----------   ------------   ------------   -------------
Assets:
 Investments in Anchor
   Series Trust (Class 1, 2
   or 3), at net asset
   value                      $         0   $          0   $         0    $         0
 Investments in SunAmerica
   Series Trust (Class 1, 2
   or 3), at net asset
   value                                0              0             0              0
 Investments in Van Kampen
   Life Investment Trust
   (Class II), at net
   asset value                          0              0             0              0
 Investments in WM Variable
   Trust (Class 1 or Class
   2), at net asset value      17,615,587    151,793,970    22,668,556     60,112,261
 Investments in Nations
   Separate Account Trust
   (Class B), at net
   asset value                          0              0             0              0
 Investments in American
   Funds Insurance Series
   (Class 2 or 3), at net
   asset value                          0              0             0              0
 Investments in Lord Abbett
   Series Fund, Inc. (Class
   VC), at net asset
   value                                0              0             0              0
 Investments in BB&T
   Variable Insurance Funds,
   at net asset value                   0              0             0              0

 Dividend receivable                    0              0             0              0
                              -----------   ------------   -----------    -----------

Total Assets:                 $17,615,587   $151,793,970   $22,668,556    $60,112,261

Liabilities:                            0              0             0              0
                              -----------   ------------   -----------    -----------

                              $17,615,587   $151,793,970   $22,668,556    $60,112,261
                              ===========   ============   ===========    ===========

Net assets:

 Accumulation units           $17,615,587   $151,793,970   $22,668,556    $60,112,261

 Contracts in payout                    0              0             0              0
 (annuitization)
   period                     -----------   ------------   -----------    -----------

    Total net assets          $17,615,587   $151,793,970   $22,668,556    $60,112,261
                              ===========   ============   ===========    ===========

Accumulation units
 outstanding                    1,548,615     16,561,610     3,386,456      6,262,591
                              ===========   ============   ===========    ===========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                   $12,852,987   $          -   $         -    $         -
 Accumulation units
   outstanding                  1,126,107              -             -              -
 Unit value of accumulation
   units                      $     11.41   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                   $         -   $ 17,658,953   $         -    $ 9,888,568
 Accumulation units                     -      1,921,048             -      1,027,621
   outstanding
 Unit value of accumulation   $         -   $       9.19   $         -    $      9.62
   units
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                   $ 2,309,961   $          -   $         -    $         -
 Accumulation units
   outstanding                    203,789              -             -              -
 Unit value of accumulation
   units                      $     11.34   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                   $         -   $ 98,239,086   $18,306,707    $31,917,565
 Accumulation units
   outstanding                          -     10,699,131     2,731,379      3,317,714
 Unit value of accumulation
   units                      $         -   $       9.18   $      6.70    $      9.62
Contracts With Total
 Expenses of 1.70%:
 Net Assets                   $         -   $ 25,901,078   $ 3,588,716    $13,022,383
 Accumulation units
   outstanding                          -      2,835,739       537,787      1,360,101
 Unit value of accumulation
   units                      $         -   $       9.13   $      6.67    $      9.57
Contracts With Total
 Expenses of 1.72%:
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                   $         -   $  1,628,065   $         -    $ 1,154,104
 Accumulation units
   outstanding                          -        179,192             -        121,143
 Unit value of accumulation
   units                      $         -   $       9.09   $         -    $      9.53
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                   $ 2,452,639   $          -   $         -    $         -
 Accumulation units
   outstanding                    218,719              -             -              -
 Unit value of accumulation
   units                      $     11.21   $          -   $         -    $         -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                   $         -   $  8,366,788   $   773,133    $ 4,129,641
 Accumulation units
   outstanding                          -        926,500       117,290        436,012
 Unit value of accumulation
   units                      $         -   $       9.03   $      6.59    $      9.47
Contracts With Total
 Expenses of 1.97%:
 Net Assets                   $         -   $          -   $         -    $         -
 Accumulation units
   outstanding                          -              -             -              -
 Unit value of accumulation
   units                      $         -   $          -   $         -    $         -


                                                                            Growth
                                  Equity       Flexible                       &
                                  Income        Income         Growth       Income
                                   Fund        Portfolio        Fund         Fund
                                (Class 2)      (Class 2)      (Class 2)    (Class 2)
                               ------------   -----------   -----------  ------------
Assets:
 Investments in Anchor
   Series Trust (Class 1, 2
   or 3), at net asset
   value                       $         0    $         0    $        0   $        0
 Investments in SunAmerica
   Series Trust (Class 1, 2
   or 3), at net asset
   value                                 0              0             0            0
 Investments in Van Kampen
   Life Investment Trust
   (Class II), at net
   asset value                           0              0             0            0
 Investments in WM Variable
   Trust (Class 1 or Class
   2), at net asset value       31,798,289     72,158,552     1,092,368    3,310,365
 Investments in Nations
   Separate Account Trust
   (Class B), at net asset
   value                                 0              0             0            0
 Investments in American
   Funds Insurance Series
   (Class 2 or 3), at net
   asset value                           0              0             0            0
 Investments in Lord Abbett
   Series Fund, Inc. (Class
   VC), at net asset
   value                                 0              0             0            0
 Investments in BB&T
   Variable Insurance Funds,
   at net asset value                    0              0             0            0

 Dividend receivable                     0              0             0            0
                               -----------    -----------    ----------   ----------

Total Assets:                  $31,798,289    $72,158,552    $1,092,368   $3,310,365

Liabilities:                             0              0             0            0
                               -----------    -----------    ----------   ----------

                               $31,798,289    $72,158,552    $1,092,368   $3,310,365
                               ===========    ===========    ==========   ==========
Net assets:

 Accumulation units            $31,798,289    $72,158,552    $1,092,368   $3,310,365

 Contracts in payout                     0              0             0            0
 (annuitization)
   period                      -----------    -----------    ----------   ----------

    Total net assets           $31,798,289    $72,158,552    $1,092,368   $3,310,365
                               ===========    ===========    ==========   ==========

Accumulation units
 outstanding                     3,594,472      9,335,143       158,725      526,805
                               ===========    ===========    ==========   ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                    $26,449,039    $63,215,500    $  785,142   $2,454,001
 Accumulation units
   outstanding                   2,983,961      8,170,862       113,791      389,257
 Unit value of accumulation
   units                       $      8.86    $      7.74    $     6.90   $     6.30
Contracts With Total
 Expenses of 1.70%:
 Net Assets                    $ 2,610,177    $ 7,191,104    $  222,671   $  315,391
 Accumulation units
   outstanding                     296,369        934,706        32,468       50,241
 Unit value of accumulation
   units                       $      8.81    $      7.69    $     6.86   $     6.28
Contracts With Total
 Expenses of 1.72%:
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                    $ 2,739,073    $ 1,751,948    $   84,555   $  540,973
 Accumulation units
   outstanding                     314,142        229,575        12,466       87,307
 Unit value of accumulation
   units                       $      8.72    $      7.63    $     6.78   $     6.20
Contracts With Total
 Expenses of 1.97%:
 Net Assets                    $         -    $         -    $        -   $        -
 Accumulation units
   outstanding                           -              -             -            -
 Unit value of accumulation
   units                       $         -    $         -    $        -   $        -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                                                    Mid
                                                International       Cap           Money
                                    Income         Growth          Stock          Market
                                     Fund           Fund            Fund           Fund
                                   (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                 ------------   -------------   ------------   ------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3), at
  net asset value                $         0      $      0       $        0     $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or
  3), at net asset value                   0             0                0              0
 Investments in Van Kampen Life
  Investment Trust (Class II),
  at net asset value                       0             0                0              0
 Investments in WM Variable
  Trust (Class 1 or Class 2),
  at net asset value              19,976,647       900,848        3,013,085      3,261,392
 Investments in Nations
  Separate Account Trust (Class
  B), at net asset value                   0             0                0              0
 Investments in American Funds
  Insurance Series (Class 2 or
  3), at net asset value                   0             0                0              0
 Investments in Lord Abbett
  Series Fund, Inc. (Class VC),
  at net asset value                       0             0                0              0
 Investments in BB&T Variable
  Insurance Funds, at net asset
  value                                    0             0                0              0

 Dividend receivable                       0             0                0            576
                                 -----------      --------       ----------     ----------

Total Assets:                    $19,976,647      $900,848       $3,013,085     $3,261,968

Liabilities:                               0             0                0              0
                                 -----------      --------       ----------     ----------

                                 $19,976,647      $900,848       $3,013,085     $3,261,968
                                 ===========      ========       ==========     ==========
Net assets:

 Accumulation units              $19,976,647      $900,848       $3,013,085     $3,261,968

 Contracts in payout
  (annuitization) period                   0             0                0              0
                                 -----------      --------       ----------     ----------

    Total net assets             $19,976,647      $900,848       $3,013,085     $3,261,968
                                 ===========      ========       ==========     ==========

Accumulation units
 outstanding                       2,876,751       139,057          328,177        573,706
                                 ===========      ========       ==========     ==========

Contracts With Total Expenses
 of 1.30%:
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.40%:
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.52%(1):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.52%(2):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.52%(3):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.52%(4):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.55%(5):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.55%(6):
 Net Assets                      $17,183,581      $725,440       $2,081,482     $2,775,298
 Accumulation units
  outstanding                      2,471,496       111,786          226,056        487,482
 Unit value of accumulation
  units                          $      6.95      $   6.49       $     9.21     $     5.69
Contracts With Total Expenses
 of 1.70%:
 Net Assets                      $ 1,954,959      $ 93,227       $  491,022     $  419,052
 Accumulation units
  outstanding                        282,714        14,496           53,475         74,151
 Unit value of accumulation
  units                          $      6.91      $   6.43       $     9.18     $     5.65
Contracts With Total Expenses
 of 1.72%:
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.77%(1):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.77%(2):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.77%(3):
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.80%:
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -
Contracts With Total Expenses
 of 1.95%:
 Net Assets                      $   838,107      $ 82,181       $  440,581     $   67,618
 Accumulation units
  outstanding                        122,541        12,775           48,646         12,073
 Unit value of accumulation
  units                          $      6.84      $   6.43       $     9.06     $     5.60
Contracts With Total Expenses
 of 1.97%:
 Net Assets                      $         -      $      -       $        -     $        -
 Accumulation units
  outstanding                              -             -                -              -
 Unit value of accumulation
  units                          $         -      $      -       $        -     $        -

                                                   Short        Small        Small
                                                    Term         Cap          Cap
                                      REIT         Income       Growth       Value
                                      Fund          Fund         Fund        Fund
                                    (Class 2)     (Class 2)   (Class 2)    (Class 2)
                                  ------------   ----------   ----------   ---------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3), at
  net asset value                   $      0     $       0    $       0     $     0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or
  3), at net asset value                   0             0            0           0
 Investments in Van Kampen Life
  Investment Trust (Class II),
  at net asset value                       0             0            0           0
 Investments in WM Variable
  Trust (Class 1 or Class 2),
  at net asset value                 953,457     5,083,545    1,067,052      14,625
 Investments in Nations
  Separate Account Trust (Class
  B), at net asset value                   0             0            0           0
 Investments in American Funds
  Insurance Series (Class 2 or
  3), at net asset value                   0             0            0           0
 Investments in Lord Abbett
  Series Fund, Inc. (Class VC),
  at net asset value                       0             0            0           0
 Investments in BB&T Variable
  Insurance Funds, at net asset
  value                                    0             0            0           0

 Dividend receivable                       0             0            0           0
                                    --------     ----------   ----------    -------

Total Assets:                       $953,457     $5,083,545   $1,067,052    $14,625

Liabilities:                               0             0            0           0
                                    --------     ----------   ----------    -------

                                    $953,457     $5,083,545   $1,067,052    $14,625
                                    ========     ==========   ==========    =======
Net assets:

 Accumulation units                 $953,457     $5,083,545   $1,067,052    $14,625

 Contracts in payout
  (annuitization) period                   0             0            0           0
                                    --------     ----------   ----------    -------

    Total net assets                $953,457     $5,083,545   $1,067,052    $14,625
                                    ========     ==========   ==========    =======

Accumulation units
 outstanding                          58,819       792,896      166,608       1,465
                                    ========     ==========   ==========    =======

Contracts With Total Expenses
 of 1.30%:
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.40%:
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.52%(1):
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.52%(2):
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.52%(3):
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.52%(4):
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.55%(5):
 Net Assets                         $      -     $        -   $       -     $     -
 Accumulation units
  outstanding                              -              -           -           -
 Unit value of accumulation
  units                             $      -     $        -   $       -     $     -
Contracts With Total Expenses
 of 1.55%(6):
 Net Assets                         $813,563     $4,097,004   $ 742,784     $ 5,420
 Accumulation units
  outstanding                         50,047        638,043     115,616         540
 Unit value of accumulation
  units                             $  16.26     $     6.42   $    6.42     $ 10.04
Contracts With Total Expenses
 of 1.70%:
 Net Assets                         $111,129     $  678,661   $ 146,216     $ 2,783
 Accumulation units
  outstanding                          6,934        106,174      22,908         278
 Unit value of accumulation
  units                             $  16.03     $     6.39   $    6.38     $ 10.01
Contracts With Total Expenses
 of 1.72%:
 Net Assets                         $      -     $        -  $       -     $     -
 Accumulation units
  outstanding                              -              -          -           -
 Unit value of accumulation
  units                             $      -     $        -  $       -     $     -
Contracts With Total Expenses
 of 1.77%(1):
 Net Assets                         $      -     $        -  $       -     $     -
 Accumulation units
  outstanding                              -              -          -           -
 Unit value of accumulation
  units                             $      -     $        -  $       -     $     -
Contracts With Total Expenses
 of 1.77%(2):
 Net Assets                         $      -     $       -   $       -     $     -
 Accumulation units
  outstanding                              -             -           -           -
 Unit value of accumulation
  units                             $      -     $       -   $       -     $     -
Contracts With Total Expenses
 of 1.77%(3):
 Net Assets                         $      -     $       -   $       -     $     -
 Accumulation units
  outstanding                              -             -           -           -
 Unit value of accumulation
  units                             $      -     $       -   $       -     $     -
Contracts With Total Expenses
 of 1.80%:
 Net Assets                         $      -     $       -   $       -     $     -
 Accumulation units
  outstanding                              -             -           -           -
 Unit value of accumulation
  units                             $      -     $       -   $       -     $     -
Contracts With Total Expenses
 of 1.95%:
 Net Assets                         $ 28,765     $ 307,880   $ 178,052     $ 6,422
 Accumulation units
  outstanding                          1,838        48,679      28,084         647
 Unit value of accumulation
  units                             $  15.65     $    6.32   $    6.34     $  9.93
Contracts With Total Expenses
 of 1.97%:
 Net Assets                         $      -     $       -   $       -     $     -
 Accumulation units
  outstanding                              -             -           -           -
 Unit value of accumulation
  units                             $      -     $       -   $       -     $     -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                              U.S.            West        Nations
                            Strategic      Government         Coast        Asset
                             Growth        Securities        Equity      Allocation
                            Portfolio         Fund            Fund       Portfolio
                            (Class 2)      (Class 2)        (Class 2)    (Class B)
                           -----------   ---------------   -----------   ----------
Assets:
 Investments in Anchor
  Series Trust (Class 1,
  2 or 3), at net asset
  value                    $         0     $        0      $         0   $        0
 Investments in
  SunAmerica Series Trust
  (Class 1, 2 or 3), at
  net asset value                    0              0                0            0
 Investments in Van
  Kampen Life Investment
  Trust (Class II), at
  net asset value                    0              0                0            0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value               20,280,840      8,703,199       10,079,033            0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                              0              0                0    1,389,269
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                        0              0                0            0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at net
  asset value                        0              0                0            0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                              0              0                0            0

 Dividend receivable                 0              0                0            0
                           -----------     ----------       ----------   ----------

Total Assets:              $20,280,840     $8,703,199      $10,079,033   $1,389,269

Liabilities:                         0              0                0            0
                           -----------     ----------      -----------   ----------

                           $20,280,840     $8,703,199      $10,079,033   $1,389,269
                           ===========     ==========      ===========   ==========
Net assets:

 Accumulation units        $20,280,840     $8,703,199      $10,079,033   $1,389,269

 Contracts in payout
  (annuitization)
  period                             0              0                0            0
                           -----------     ----------      -----------   ----------

    Total net assets       $20,280,840     $8,703,199      $10,079,033   $1,389,269
                           ===========     ==========      ===========   ==========

Accumulation units
 outstanding                 1,933,183      1,364,116          904,287      132,012
                           ===========     ==========      ===========   ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                $ 4,367,210     $        -      $         -   $  675,621
 Accumulation units
  outstanding                  414,070              -                -       64,127
 Unit value of
  accumulation units       $     10.55     $        -      $         -   $    10.54
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                $         -     $        -      $         -   $  568,119
 Accumulation units
  outstanding                        -              -                -       53,926
 Unit value of
  accumulation units       $         -     $        -      $         -   $    10.54
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                $10,233,932     $6,750,240      $ 7,971,648   $        -
 Accumulation units
  outstanding                  974,200      1,056,195          713,673            -
 Unit value of
  accumulation units       $     10.50     $     6.39      $     11.17   $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                $ 4,119,560     $1,430,846      $ 1,264,356   $        -
 Accumulation units
  outstanding                  394,429        225,028          113,877            -
 Unit value of
  accumulation units       $     10.44     $     6.36      $     11.10   $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                $   381,563     $        -      $         -   $    1,575
 Accumulation units
  outstanding                   36,625              -                -          151
 Unit value of
  accumulation units       $     10.42     $        -      $         -   $    10.43
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                $         -     $        -      $         -   $  143,954
 Accumulation units
  outstanding                        -              -                -       13,808
 Unit value of
  accumulation units       $         -     $        -      $         -   $    10.43
Contracts With Total
 Expenses of 1.80%:
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                $ 1,178,575     $  522,113      $   843,029   $        -
 Accumulation units
  outstanding                  113,859         82,893           76,737            -
 Unit value of
  accumulation units       $     10.35     $     6.30      $     10.99   $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                $         -     $        -      $         -   $        -
 Accumulation units
  outstanding                        -              -                -            -
 Unit value of
  accumulation units       $         -     $        -      $         -   $        -

                              Nations       Nations                     Nations
                               High         Marsico      Nations        Marsico
                               Yield        Focused      Marsico         21St
                               Bond        Equities       Growth        Century
                             Portfolio     Portfolio    Portfolio      Portfolio
                             (Class B)     (Class B)    (Class B)      (Class B)
                            -----------   -----------   ----------  ---------------
Assets:
 Investments in Anchor
  Series Trust (Class 1,
  2 or 3), at net asset
  value                     $         0   $         0   $        0    $        0
 Investments in
  SunAmerica Series Trust
  (Class 1, 2 or 3), at
  net asset value                     0             0            0             0
 Investments in Van
  Kampen Life Investment
  Trust (Class II), at
  net asset value                     0             0            0             0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value                         0             0            0             0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                      29,412,528    62,097,834    6,596,770     1,520,921
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                         0             0            0             0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at net
  asset value                         0             0            0             0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                               0             0            0             0

 Dividend receivable                  0             0            0             0
                            -----------   -----------   ----------    ----------

Total Assets:               $29,412,528   $62,097,834   $6,596,770    $1,520,921

Liabilities:                          0             0            0             0
                            -----------   -----------   ----------    ----------

                            $29,412,528   $62,097,834   $6,596,770    $1,520,921
                            ===========   ===========   ==========    ==========
Net assets:

 Accumulation units         $29,412,528   $62,097,834   $6,596,770    $1,520,921

 Contracts in payout
  (annuitization)
  period                              0             0            0             0
                            -----------   -----------   ----------    ----------

    Total net assets        $29,412,528   $62,097,834   $6,596,770    $1,520,921
                            ===========   ===========   ==========    ==========

Accumulation units
 outstanding                  2,033,900     5,556,354      651,793       111,169
                            ===========   ===========   ==========    ==========

Contracts With Total
 Expenses of 1.30%:
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                 $ 4,216,270   $ 8,092,077   $3,739,962    $  526,920
 Accumulation units
  outstanding                   289,704       723,864      369,013        38,437
 Unit value of
  accumulation units        $     14.55   $     11.18   $    10.14    $    13.71
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                 $ 2,802,532   $ 3,889,987   $2,065,335    $  735,592
 Accumulation units
  outstanding                   192,585       348,009      203,773        53,662
 Unit value of
  accumulation units        $     14.55   $     11.18   $    10.14    $    13.71
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                 $ 9,376,683   $21,865,058   $        -    $        -
 Accumulation units
  outstanding                   646,666     1,948,338            -             -
 Unit value of
  accumulation units        $     14.50   $     11.22   $        -    $        -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                 $ 9,664,746   $23,699,179   $        -    $        -
 Accumulation units
  outstanding                   671,016     2,124,164            -             -
 Unit value of
  accumulation units        $     14.40   $     11.16   $        -    $        -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                 $   361,382   $   345,675   $  199,043    $   19,047
 Accumulation units
  outstanding                    25,114        31,300       19,866         1,406
 Unit value of
  accumulation units        $     14.39   $     11.04   $    10.02    $    13.55
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                 $ 1,409,094   $ 1,230,762   $  592,430    $  239,362
 Accumulation units
  outstanding                    97,927       111,452       59,141        17,664
 Unit value of
  accumulation units        $     14.39   $     11.04   $    10.02    $    13.55
Contracts With Total
 Expenses of 1.80%:
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                 $         -   $         -   $        -    $        -
 Accumulation units
  outstanding                         -             -            -             -
 Unit value of
  accumulation units        $         -   $         -   $        -    $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                 $ 1,581,821   $ 2,975,096   $        -    $        -
 Accumulation units
  outstanding                   110,888       269,227            -             -
 Unit value of
  accumulation units        $     14.27   $     11.05   $        -    $        -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                               Nations
                               Marsico        Nations      Nations
                            International     MidCap       Small       Nations
                            Opportunities     Growth      Company       Value
                              Portfolio     Portfolio    Portfolio    Portfolio
                              (Class B)     (Class B)    (Class B)    (Class B)
                            -------------   ----------   ----------   ----------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                      $        0     $        0   $        0   $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                               0              0            0            0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                               0              0            0            0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value                         0              0            0            0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                       6,614,879      1,906,504    3,985,116    6,780,888
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                         0              0            0            0
 Investments in Lord
  Abbett Series Fund, Inc.
  (Class VC), at net asset
  value                               0              0            0            0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                               0              0            0            0

 Dividend receivable                  0              0            0            0
                             ----------     ----------   ----------   ----------

Total Assets:                $6,614,879     $1,906,504   $3,985,116   $6,780,888

Liabilities:                          0              0            0            0
                             ----------     ----------   ----------   ----------

                             $6,614,879     $1,906,504   $3,985,116   $6,780,888
                             ==========     ==========   ==========   ==========
Net assets:

 Accumulation units          $6,614,879     $1,906,504   $3,985,116   $6,780,888

 Contracts in payout
  (annuitization)
  period                              0              0            0            0
                             ----------     ----------   ----------   ----------

    Total net assets         $6,614,879     $1,906,504   $3,985,116   $6,780,888
                             ==========     ==========   ==========   ==========

Accumulation units
 outstanding                    411,931        228,270      366,653      599,870
                             ==========     ==========   ==========   ==========
Contracts With Total
 Expenses of 1.30%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                  $5,133,488     $  646,946   $1,358,249   $4,687,906
 Accumulation units
  outstanding                   319,443         76,174      124,687      414,113
 Unit value of
  accumulation units         $    16.07     $     8.49   $    10.89   $    11.32
Contracts With Total
Expenses of 1.52%(2):
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                  $  986,801     $  882,183   $1,945,657   $1,331,598
 Accumulation units
  outstanding                    61,415        103,885      178,626      117,645
 Unit value of
  accumulation units         $    16.07     $     8.49   $    10.89   $    11.32
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                  $  177,149     $    8,254   $   49,236   $  175,010
 Accumulation units
  outstanding                    11,129          1,054        4,578       15,655
 Unit value of
  accumulation units         $    15.92     $     7.83   $    10.75   $    11.18
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                  $  317,441     $  369,121   $  631,974   $  586,374
 Accumulation units
  outstanding                    19,944         47,157       58,762       52,457
 Unit value of
  accumulation units         $    15.92     $     7.83   $    10.75   $    11.18
Contracts With Total
 Expenses of 1.80%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                  $        -     $        -   $        -   $        -
 Accumulation units
  outstanding                         -              -            -            -
 Unit value of
  accumulation units         $        -     $        -   $        -   $        -

                                Asset          Global                       Growth
                              Allocation       Growth         Growth        Income
                                 Fund           Fund           Fund          Fund
                               (Class 2)      (Class 2)      (Class 2)     (Class 2)
                             ------------   ------------   ------------  ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1, 2
  or 3), at net asset
  value                      $          0   $          0   $          0  $          0
 Investments in SunAmerica
  Series Trust (Class 1, 2
  or 3), at net asset
  value                                 0              0              0             0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                 0              0              0             0
 Investments in WM
  Variable Trust (Class 1
  or Class 2), at net
  asset value                           0              0              0             0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0              0              0             0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                 129,113,737    312,995,114    605,616,325   601,415,194
 Investments in Lord
  Abbett Series Fund, Inc.
  (Class VC), at net asset
  value                                 0              0              0             0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                                 0              0              0             0

 Dividend receivable                    0              0              0             0
                             ------------   ------------   ------------  ------------

Total Assets:                $129,113,737   $312,995,114   $605,616,325  $601,415,194

Liabilities:                            0              0              0             0
                             ------------   ------------   ------------  ------------

                             $129,113,737   $312,995,114   $605,616,325  $601,415,194
                             ============   ============   ============  ============
Net assets:

 Accumulation units          $129,110,237   $312,902,792   $605,521,774  $601,260,968

 Contracts in payout
  (annuitization)
  period                            3,500         92,322         94,551       154,226
                             ------------   ------------   ------------  ------------

    Total net assets         $129,113,737   $312,995,114   $605,616,325  $601,415,194
                             ============   ============   ============  ============
Accumulation units
 outstanding                    9,064,421     17,105,037     32,609,118    37,438,659
                             ============   ============   ============  ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.40%:
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.52%(1):
 Net Assets                  $          -   $105,448,166   $198,736,330  $184,829,141
 Accumulation units
  outstanding                           -      5,754,338     10,685,183    11,488,406
 Unit value of
  accumulation units         $          -   $      18.32   $      18.60  $      16.09
Contracts With Total
 Expenses of 1.52%(2):
 Net Assets                  $122,685,276   $121,842,129   $241,693,800  $260,391,295
 Accumulation units
  outstanding                   8,609,631      6,649,023     12,995,101    16,185,474
 Unit value of
  accumulation units         $      14.25   $      18.32   $      18.60  $      16.09
Contracts With Total
 Expenses of 1.52%(3):
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.52%(4):
 Net Assets                  $          -   $ 26,386,766   $ 48,790,450  $ 43,390,582
 Accumulation units
  outstanding                           -      1,440,330      2,623,197     2,696,967
 Unit value of
  accumulation units         $          -   $      18.32   $      18.60  $      16.09
Contracts With Total
 Expenses of 1.55%(5):
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.55%(6):
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.70%:
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.72%:
 Net Assets                  $          -   $ 39,971,704   $ 77,583,075  $ 74,108,267
 Accumulation units
  outstanding                           -      2,195,166      4,198,675     4,638,982
 Unit value of
  accumulation units         $          -   $      18.21   $      18.48  $      15.98
Contracts With Total
 Expenses of 1.77%(1):
 Net Assets                  $          -   $ 11,985,198   $ 22,310,693  $ 21,359,857
 Accumulation units
  outstanding                           -        659,730      1,209,357     1,338,964
 Unit value of
  accumulation units         $          -   $      18.17   $      18.45  $      15.95
Contracts With Total
 Expenses of 1.77%(2):
 Net Assets                  $  6,428,461   $  3,760,879   $  7,632,536  $  9,883,875
 Accumulation units
  outstanding                     454,790        207,018        413,728       619,594
 Unit value of
  accumulation units         $      14.14   $      18.17   $      18.45  $      15.95
Contracts With Total
 Expenses of 1.77%(3):
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.80%:
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.95%:
 Net Assets                  $          -   $          -   $          -  $          -
 Accumulation units
  outstanding                           -              -              -             -
 Unit value of
  accumulation units         $          -   $          -   $          -  $          -
Contracts With Total
 Expenses of 1.97%:
 Net Assets                  $          -   $  3,600,272   $  8,869,441  $  7,452,177
 Accumulation units
  outstanding                           -        199,432        483,877       470,272
 Unit value of
  accumulation units         $          -   $      18.05   $      18.33  $      15.85

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                          Asset         Cash                        Growth-
                       Allocation    Management       Growth         Income
                          Fund          Fund           Fund           Fund
                       (Class 3)     (Class 3)       (Class 3)      (Class 3)
                       -----------   -----------   ------------   ------------
Assets:
 Investments in        $         0   $        0    $          0   $          0
 Anchor Series Trust
 (Class 1, 2 or 3),
  at net asset value
 Investments in
  SunAmerica Series
  Trust (Class 1, 2
  or 3), at net asset
  value                          0            0               0              0
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                    0            0               0              0
 Investments in WM
  Variable Trust
  (Class 1 or Class
  2), at net asset
  value                          0            0               0              0
 Investments in
  Nations Separate
  Account Trust
  (Class B), at net
  asset value                    0            0               0              0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value       75,989,381   15,694,797     496,145,405    469,155,690
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                0            0               0              0
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                          0            0               0              0

 Dividend
  receivable                     0            0               0              0
                       -----------   -----------   ------------   ------------

Total Assets:          $75,989,381   $15,694,797   $496,145,405   $469,155,690

Liabilities:                     0            0               0              0
                       -----------   -----------   ------------   ------------

                       $75,989,381   $15,694,797   $496,145,405   $469,155,690
                       ===========   ===========   ============   ============
Net assets:

 Accumulation
  units                $74,761,746   $14,931,444   $482,494,237   $454,396,011

 Contracts in
  payout
  (annuitization)
  period                 1,227,635      763,353      13,651,168     14,759,679
                       -----------   -----------   ------------   ------------

    Total net assets   $75,989,381   $15,694,797   $496,145,405   $469,155,690
                       ===========   ===========   ============   ============

Accumulation units
 outstanding             1,812,146       745,114      2,965,878      4,017,990
                       ===========   ===========   ============   ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets            $73,154,536   $15,586,306   $478,440,107   $451,594,988
 Accumulation
  units
  outstanding            1,744,008       739,921      2,859,201      3,866,408
 Unit value of
  accumulation units   $     41.95   $     21.06   $     167.33   $     116.80
Contracts With
 Total Expenses of
 1.40%:
 Net Assets            $ 2,834,845   $   108,491   $ 17,705,298   $ 17,560,702
 Accumulation
  units                     68,138         5,193        106,677        151,582
  outstanding
 Unit value of
  accumulation units   $     41.60   $     20.89   $     165.97   $     115.85
Contracts With
 Total Expenses of
 1.52%(1):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.52%(2):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.52%(3):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.52%(4):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.55%(5):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.55%(6):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.70%:
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.72%:
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.77%(1):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.77%(2):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.77%(3):
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.80%:
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.95%:
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -
Contracts With
 Total Expenses of
 1.97%:
 Net Assets            $         -   $         -   $          -   $          -
 Accumulation
  units
  outstanding                    -             -              -              -
 Unit value of
  accumulation units   $         -   $         -   $          -   $          -

                                                         U.S.
                                                      Government/     Growth
                        High-Income                    AAA-rated       and
                           Bond       International   Securities      Income
                           Fund           Fund           Fund       Portfolio
                         (Class 3)      (Class 3)      (Class 3)    (Class VC)
                        -----------   -------------   -----------  ------------
Assets:
 Investments in         $         0   $          0    $        0   $          0
 Anchor Series Trust
 (Class 1, 2 or 3),
  at net asset value
  Investments in
  SunAmerica Series
  Trust (Class 1, 2
  or 3), at net asset
  value                           0              0             0              0
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                     0              0             0              0
 Investments in WM
  Variable Trust
  (Class 1 or Class
  2), at net asset
  value                           0              0             0              0
 Investments in
  Nations Separate
  Account Trust
  (Class B), at net
  asset value                     0              0             0              0
 Investments in
  American Funds
  Insurance Series
  (Class 2 or 3), at
  net asset value        36,815,196    113,464,916    38,870,364              0
 Investments in Lord
  Abbett Series Fund,
  Inc. (Class VC), at
  net asset value                 0              0             0    188,203,284
 Investments in BB&T
  Variable Insurance
  Funds, at net asset
  value                           0              0             0              0

 Dividend
  receivable                      0              0             0              0
                        -----------   ------------    ----------   ------------

Total Assets:           $36,815,196   $113,464,916   $38,870,364   $188,203,284

Liabilities:                      0              0             0              0
                        -----------   ------------    ----------   ------------

                        $36,815,196   $113,464,916   $38,870,364   $188,203,284
                        ===========   ============   ===========   ============
Net assets:

 Accumulation
  units                 $35,067,400   $111,774,458   $37,197,961   $188,158,906

 Contracts in
  payout
  (annuitization)
  period                  1,747,796      1,690,458     1,672,403         44,378
                        -----------   ------------   -----------   ------------

    Total net assets    $36,815,196   $113,464,916   $38,870,364   $188,203,284
                        ===========   ============   ===========   ============

Accumulation units
 outstanding                587,965      2,663,104     1,242,128     15,827,941
                        ===========    ===========   ===========   ============

Contracts With Total
 Expenses of 1.30%:
 Net Assets             $35,937,403   $109,629,331   $37,876,285   $          -
 Accumulation
  units
  outstanding               573,835      2,572,365     1,210,107              -
 Unit value of
  accumulation units    $     62.63   $      42.62   $     31.30   $          -
Contracts With
 Total Expenses of
 1.40%:
 Net Assets             $   877,793   $  3,835,585   $   994,079   $          -
 Accumulation
  units
  outstanding                14,130         90,739        32,021              -
 Unit value of
  accumulation units    $     62.12   $      42.27   $     31.04   $          -
Contracts With
 Total Expenses of
 1.52%(1):
 Net Assets             $         -   $          -   $         -   $ 56,220,712
 Accumulation
  units
  outstanding                     -              -             -      4,719,995
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.91
Contracts With
 Total Expenses of
 1.52%(2):
 Net Assets             $         -   $          -   $         -   $ 93,171,505
 Accumulation
  units
  outstanding                     -              -             -      7,822,431
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.91
Contracts With
 Total Expenses of
 1.52%(3):
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.52%(4):
 Net Assets             $         -   $          -   $         -   $  9,703,795
 Accumulation
  units outstanding               -              -             -        814,660
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.91
Contracts With
 Total Expenses of
 1.55%(5):
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.55%(6):
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.70%:
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.72%:
 Net Assets             $         -   $          -   $         -   $ 16,846,979
 Accumulation
  units outstanding               -              -             -      1,429,154
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.79
Contracts With
 Total Expenses of
 1.77%(1):
 Net Assets             $         -   $          -   $         -   $  5,770,324
 Accumulation
  units outstanding               -              -             -        489,367
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.79
Contracts With
 Total Expenses of
 1.77%(2):
 Net Assets             $         -   $          -   $         -   $  4,745,984
 Accumulation
  units outstanding               -              -             -        402,497
 Unit value of
  accumulation units    $         -   $          -   $         -   $      11.79
Contracts With
 Total Expenses of
 1.77%(3):
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.80%:
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.95%:
 Net Assets             $         -   $          -   $         -   $          -
 Accumulation
  units outstanding               -              -             -              -
 Unit value of
  accumulation units    $         -   $          -   $         -   $          -
Contracts With
 Total Expenses of
 1.97%:
 Net Assets             $         -   $          -   $         -   $  1,743,985
 Accumulation
  units outstanding               -              -             -        149,837
 Unit value of
 accumulation units     $         -   $          -   $         -   $      11.64

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (Continued)

                                                    BB&T           BB&T          BB&T
                                    Mid            Capital         Large         Large
                                    Cap            Manager          Cap         Company
                                   Value           Equity          Value        Growth
                                 Portfolio           VIF            VIF           VIF
                                (Class VC)        Portfolio      Portfolio     Portfolio
                               -------------   -------------     ---------   -------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3), at
  net asset value              $          0        $     0       $      0       $     0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or
  3), at net asset value                  0              0              0             0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                   0              0              0             0
 Investments in WM Variable
  Trust (Class 1 or Class 2),
  at net asset value                      0              0              0             0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                   0              0              0             0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                             0              0              0             0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset value       113,685,375              0              0             0
 Investments in BB&T Variable
  Insurance Funds, at net
  asset value                             0         35,013        138,082        17,602

 Dividend receivable                      0              0              0             0
                               ------------        -------       --------       -------

Total Assets:                  $113,685,375        $35,013       $138,082       $17,602

Liabilities:                              0              0              0             0
                               ------------        -------       --------       -------

                               $113,685,375        $35,013       $138,082       $17,602
                               ============        =======       ========       =======
Net assets:

 Accumulation units            $113,594,814        $35,013       $138,082       $17,602

 Contracts in payout
  (annuitization)
   period                            90,561              0              0             0
                               ------------        -------       --------       -------

    Total net assets           $113,685,375        $35,013       $138,082       $17,602
                               ============        =======       ========       =======

Accumulation units
 outstanding                      8,338,434          3,383         13,166         1,703
                               ============        =======       ========       =======

Contracts With Total Expenses
 of 1.30%:
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.40%:
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.52%(1):
 Net Assets                    $          -        $   314       $107,948       $ 1,823
 Accumulation units
  outstanding                             -             30         10,292           176
 Unit value of accumulation
  units                        $          -        $ 10.48       $  10.49       $ 10.34
Contracts With Total Expenses
 of 1.52%(2):
 Net Assets                    $107,147,475        $     -       $      -       $     -
 Accumulation units
  outstanding                     7,854,681              -              -             -
 Unit value of accumulation
  units                        $      13.64        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.52%(3):
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.52%(4):
 Net Assets                    $          -        $   314       $ 29,204       $14,858
 Accumulation units
  outstanding                             -             30          2,784         1,437
 Unit value of accumulation
  units                        $          -        $ 10.48       $  10.49       $ 10.34
Contracts With Total Expenses
 of 1.55%(5):
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.55%(6):
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.70%:
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.72%:
 Net Assets                    $          -        $33,761       $    308       $   306
 Accumulation units
  outstanding                             -          3,263             30            30
 Unit value of accumulation
  units                        $          -        $ 10.34       $  10.28       $ 10.18
Contracts With Total Expenses
 of 1.77%(1):
 Net Assets                    $          -        $   314       $    314       $   310
 Accumulation units
  outstanding                             -             30             30            30
 Unit value of accumulation
  units                        $          -        $ 10.46       $  10.47       $ 10.32
Contracts With Total Expenses
 of 1.77%(2):
 Net Assets                    $  6,537,900        $     -       $      -       $     -
 Accumulation units
  outstanding                       483,753              -              -             -
 Unit value of accumulation
  units                        $      13.51        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.77%(3):
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.80%:
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.95%:
 Net Assets                    $          -        $     -       $      -       $     -
 Accumulation units
  outstanding                             -              -              -             -
 Unit value of accumulation
  units                        $          -        $     -       $      -       $     -
Contracts With Total Expenses
 of 1.97%:
 Net Assets                    $          -        $   310       $    308       $   305
 Accumulation units
  outstanding                             -             30             30            30
 Unit value of accumulation
  units                        $          -        $ 10.32       $  10.26       $ 10.15

                                   BB&T          BB&T            BB&T
                                   Mid          Special         Total
                                   Cap       Opportunities      Return
                                  Growth        Equity           Bond
                                   VIF            VIF            VIF
                                Portfolio      Portfolio      Portfolio
                                ---------    -------------   ------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3), at
  net asset value                $      0      $      0        $      0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or
  3), at net asset value                0             0               0
 Investments in Van Kampen
  Life Investment Trust
  (Class II), at net asset
  value                                 0             0               0
 Investments in WM Variable
  Trust (Class 1 or Class 2),
  at net asset value                    0             0               0
 Investments in Nations
  Separate Account Trust
  (Class B), at net asset
  value                                 0             0               0
 Investments in American
  Funds Insurance Series
  (Class 2 or 3), at net
  asset value                           0             0               0
 Investments in Lord Abbett
  Series Fund, Inc. (Class
  VC), at net asset value               0             0               0
 Investments in BB&T Variable
  Insurance Funds, at net
  asset value                     237,746       248,845         268,549

 Dividend receivable                    0             0               0
                                 --------      --------        --------

Total Assets:                    $237,746      $248,845        $268,549

Liabilities:                            0             0               0
                                 --------      --------        --------

                                 $237,746      $248,845        $268,549
                                 ========      ========        ========
Net assets:

 Accumulation units              $237,746      $248,845        $268,549

 Contracts in payout
  (annuitization)
   period                               0             0               0
                                 --------      --------        --------

    Total net assets             $237,746      $248,845        $268,549
                                 ========      ========        ========

Accumulation units
 outstanding                       22,213        24,009          26,825
                                 ========      ========        ========

Contracts With Total Expenses
 of 1.30%:
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.40%:
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.52%(1):
 Net Assets                      $152,173      $224,049        $168,924
 Accumulation units
  outstanding                      14,212        21,617          16,874
 Unit value of accumulation
  units                          $  10.71      $  10.36        $  10.01
Contracts With Total Expenses
 of 1.52%(2):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.52%(3):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.52%(4):
 Net Assets                      $ 23,632      $ 23,863        $ 98,720
 Accumulation units
  outstanding                       2,207         2,302           9,861
 Unit value of accumulation
  units                          $  10.71      $  10.36        $  10.01
Contracts With Total Expenses
 of 1.55%(5):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.55%(6):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.70%:
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.72%:
 Net Assets                      $ 61,300      $    311        $    303
 Accumulation units
  outstanding                       5,734            30              30
 Unit value of accumulation
  units                          $  10.69      $  10.37        $  10.09
Contracts With Total Expenses
 of 1.77%(1):
 Net Assets                      $    321      $    311        $    300
 Accumulation units
  outstanding                          30            30              30
 Unit value of accumulation
  units                          $  10.70      $  10.36        $  10.00
Contracts With Total Expenses
 of 1.77%(2):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.77%(3):
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.80%:
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.95%:
 Net Assets                      $      -      $      -        $      -
 Accumulation units
  outstanding                           -             -               -
 Unit value of accumulation
  units                          $      -      $      -        $      -
Contracts With Total Expenses
 of 1.97%:
 Net Assets                      $    320      $    311        $    302
 Accumulation units
  outstanding                          30            30              30
 Unit value of accumulation
  units                          $  10.67      $  10.36        $  10.07

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2005

                                                                              Net Asset Value     Net Asset
Variable Accounts                                                  Shares        Per Share          Value              Cost
--------------------------------------------------------------   ----------   ---------------  ---------------  --------------------
ANCHOR SERIES TRUST:
        Asset Allocation Portfolio (Class 1)                     21,463,108     $     14.99    $   321,733,604  $    296,360,133
        Capital Appreciation Portfolio (Class 1)                 20,593,928           36.79        757,649,565       770,705,522
        Government and Quality Bond Portfolio (Class 1)          21,228,014           14.78        313,817,725       315,721,548
        Growth Portfolio (Class 1)                               11,454,078           28.19        322,928,294       334,044,916
        Natural Resources Portfolio (Class 1)                     4,104,353           43.73        179,488,507       101,582,563
        Asset Allocation Portfolio (Class 2)                      1,178,620           14.97         17,640,251        15,736,144
        Capital Appreciation Portfolio (Class 2)                  3,435,587           36.60        125,735,996        93,823,625
        Government and Quality Bond Portfolio (Class 2)           8,441,011           14.77        124,714,245       129,039,040
        Growth Portfolio (Class 2)                                2,710,739           28.17         76,357,097        62,542,266
        Natural Resources Portfolio (Class 2)                       760,495           43.64         33,185,413        21,148,609
        Asset Allocation Portfolio (Class 3)                      1,141,318           14.95         17,058,830        16,069,254
        Capital Appreciation Portfolio (Class 3)                  7,196,801           36.52        262,830,722       217,742,424
        Government and Quality Bond Portfolio (Class 3)          19,820,537           14.75        292,427,365       301,111,201
        Growth Portfolio (Class 3)                                5,203,154           28.13        146,367,054       130,528,516
        Natural Resources Portfolio (Class 3)                     1,331,530           43.56         57,999,175        44,441,200

SUNAMERICA SERIES TRUST:
        Aggressive Growth Portfolio (Class 1)                    11,004,196     $     11.08    $   121,925,535  $    132,811,997
        Alliance Growth Portfolio (Class 1)                      30,905,797           21.92        677,466,507       803,790,491
        Blue Chip Growth Portfolio (Class 1)                      3,682,673            6.53         24,055,659        23,889,674
        Cash Management Portfolio (Class 1)                      11,158,944           10.88        121,430,235       120,396,369
        Corporate Bond Portfolio (Class 1)                       15,025,155           11.62        174,651,502       171,751,695
        Davis Venture Value Portfolio (Class 1)                  52,345,976           28.59      1,496,562,341     1,157,067,331
        "Dogs" of Wall Street Portfolio (Class 1)                 5,486,930           10.12         55,512,513        51,415,252
        Emerging Markets Portfolio (Class 1)                      7,717,264           15.73        121,396,530        67,672,446
        Federated American Leaders Portfolio (Class 1)            7,490,148           16.81        125,937,063       112,460,971
        Global Bond Portfolio (Class 1)                           6,623,606           11.68         77,386,541        73,493,063
        Global Equities Portfolio (Class 1)                      13,246,265           13.32        176,433,813       168,735,066
        Goldman Sachs Research Portfolio (Class 1)                1,944,166            7.66         14,900,856        14,103,962
        Growth-Income Portfolio (Class 1)                        22,024,684           25.46        560,747,209       517,539,966
        Growth Opportunities Portfolio (Class 1)                  2,688,569            5.48         14,730,534        14,022,736
        High-Yield Bond Portfolio (Class 1)                      27,405,287            7.09        194,304,447       190,540,698
        International Diversified Equities Portfolio (Class 1)   16,317,090            8.79        143,352,493       125,446,389
        International Growth & Income Portfolio (Class 1)        15,496,673           13.55        209,984,834       153,976,164
        Marsico Growth Portfolio (Class 1)                        5,570,456           12.27         68,345,854        51,375,301
        MFS Massachusetts Investors Trust Portfolio (Class 1)    13,427,968           12.38        166,238,426       170,078,295
        MFS Mid-Cap Growth Portfolio (Class 1)                   12,905,728            9.36        120,741,874       147,628,182
        MFS Total Return Portfolio (Class 1)                     28,773,384           16.99        488,726,740       438,926,394
        Putnam Growth: Voyager Portfolio (Class 1)               10,341,266           15.42        159,424,404       204,555,997
        Real Estate Portfolio (Class 1)                           6,724,102           20.19        135,771,300        88,503,430
        SunAmerica Balanced Portfolio (Class 1)                  10,135,146           13.90        140,851,928       167,522,076
        Technology Portfolio (Class 1)                            8,053,644            2.62         21,113,755        22,308,684
        Telecom Utility Portfolio (Class 1)                       3,813,723            8.92         34,000,852        38,342,076
        Worldwide High Income Portfolio (Class 1)                 7,926,894            7.58         60,077,709        67,099,498
        Aggressive Growth Portfolio (Class 2)                     1,197,471           11.03         13,205,800        10,555,365
        Alliance Growth Portfolio (Class 2)                       3,383,259           21.90         74,076,893        57,952,696
        Blue Chip Growth Portfolio (Class 2)                      1,653,351            6.53         10,793,351         9,502,140
        Cash Management Portfolio (Class 2)                       3,884,862           10.87         42,210,412        41,768,533
        Corporate Bond Portfolio (Class 2)                        4,615,057           11.61         53,570,302        53,245,077
        Davis Venture Value Portfolio (Class 2)                   7,098,989           28.55        202,665,477       147,030,615
        "Dogs" of Wall Street Portfolio (Class 2)                 1,788,485           10.11         18,073,453        16,398,229
        Emerging Markets Portfolio (Class 2)                      1,235,767           15.69         19,388,777        11,992,787
        Federated American Leaders Portfolio (Class 2)            1,132,880           16.79         19,019,597        15,785,772
        Foreign Value Portfolio (Class 2)                         4,081,168           16.11         65,728,196        49,295,409
        Global Bond Portfolio (Class 2)                           1,450,197           11.63         16,870,464        16,374,267
        Global Equities Portfolio (Class 2)                       1,072,488           13.27         14,236,176        10,747,300
        Goldman Sachs Research Portfolio (Class 2)                  718,624            7.62          5,477,982         4,248,298
        Growth-Income Portfolio (Class 2)                         1,430,182           25.43         36,371,175        28,924,512
        Growth Opportunities Portfolio (Class 2)                  1,105,334            5.44          6,012,922         4,952,977
        High-Yield Bond Portfolio (Class 2)                       5,315,400            7.08         37,619,765        35,035,884
        International Diversified Equities Portfolio (Class 2)    6,038,172            8.74         52,774,309        40,040,710
        International Growth & Income Portfolio (Class 2)         2,465,229           13.58         33,475,092        22,419,520
        Marsico Growth Portfolio (Class 2)                        3,808,942           12.20         46,464,676        34,052,033
        MFS Massachusetts Investors Trust Portfolio (Class 2)     2,209,544           12.38         27,344,095        21,846,652
        MFS Mid-Cap Growth Portfolio (Class 2)                    5,185,428            9.29         48,180,986        39,755,861
        MFS Total Return Portfolio (Class 2)                      8,336,696           16.96        141,431,354       127,484,382
        Putnam Growth: Voyager Portfolio (Class 2)                  580,307           15.39          8,933,244         7,698,205
        Real Estate Portfolio (Class 2)                           1,534,396           20.14         30,902,945        22,291,981
        Small & Mid Cap Value Portfolio (Class 2)                 2,884,039           16.60         47,874,716        38,300,019
        SunAmerica Balanced Portfolio (Class 2)                   1,392,829           13.88         19,333,865        18,118,478
        Technology Portfolio (Class 2)                            3,704,443            2.61          9,658,176         9,057,713
        Telecom Utility Portfolio (Class 2)                         421,571            8.91          3,755,001         3,591,243
        Worldwide High Income Portfolio (Class 2)                   993,330            7.55          7,502,640         7,239,578
        Aggressive Growth Portfolio (Class 3)                       971,580           10.99         10,678,069         9,575,624
        Alliance Growth Portfolio (Class 3)                       5,013,663           21.87        109,639,085        88,380,438
        Blue Chip Growth Portfolio (Class 3)                      1,542,206            6.52         10,050,320         9,301,839
        Cash Management Portfolio (Class 3)                      10,720,991           10.85        116,342,721       115,048,291
        Corporate Bond Portfolio (Class 3)                       11,626,302           11.59        134,772,323       137,601,128
        Davis Venture Value Portfolio (Class 3)                  11,941,281           28.51        340,438,300       284,801,695
        "Dogs" of Wall Street Portfolio (Class 3)                 1,193,347           10.09         12,046,258        11,685,491
        Emerging Markets Portfolio (Class 3)                      1,738,673           15.67         27,245,093        20,141,681
        Federated American Leaders Portfolio (Class 3)            2,738,171           16.77         45,910,950        42,041,838
        Foreign Value Portfolio (Class 3)                        17,152,827           16.10        276,138,381       227,351,581
        Global Bond Portfolio (Class 3)                           2,384,380           11.61         27,672,258        27,420,851
        Global Equities Portfolio (Class 3)                       1,037,509           13.25         13,743,678        11,396,024
        Goldman Sachs Research Portfolio (Class 3)                  199,487            7.60          1,517,038         1,400,775
        Growth-Income Portfolio (Class 3)                           812,207           25.40         20,628,849        17,392,530
        Growth Opportunities Portfolio (Class 3)                    869,851            5.42          4,716,663         4,173,164
        High-Yield Bond Portfolio (Class 3)                       7,472,022            7.07         52,826,902        52,062,074
        International Diversified Equities Portfolio (Class 3)   17,903,470            8.73        156,308,756       126,378,895
        International Growth & Income Portfolio (Class 3)         3,448,049           13.57         46,777,214        35,965,312

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2005

                                                                              Net Asset Value     Net Asset
Variable Accounts                                                  Shares        Per Share          Value              Cost
--------------------------------------------------------------   ----------   ---------------  ---------------  --------------------
SUNAMERICA SERIES TRUST (continued):
        Marsico Growth Portfolio (Class 3)                        2,364,631     $     12.16    $    28,756,731  $     23,236,527
        MFS Massachusetts Investors Trust Portfolio (Class 3)     3,643,531           12.36         45,036,510        38,105,064
        MFS Mid-Cap Growth Portfolio (Class 3)                    7,278,563            9.26         67,407,060        57,755,076
        MFS Total Return Portfolio (Class 3)                     11,304,920           16.95        191,580,360       185,497,746
        Putnam Growth: Voyager Portfolio (Class 3)                  329,468           15.36          5,060,848         4,577,149
        Real Estate Portfolio (Class 3)                           2,343,119           20.11         47,113,256        40,397,080
        Small & Mid Cap Value Portfolio (Class 3)                10,654,331           16.57        176,591,419       153,984,020
        SunAmerica Balanced Portfolio (Class 3)                     897,023           13.87         12,437,658        11,846,772
        Technology Portfolio (Class 3)                            3,998,202            2.60         10,392,541         9,955,482
        Telecom Utility Portfolio (Class 3)                          21,564            8.90            191,838           185,724
        Worldwide High Income Portfolio (Class 3)                   169,291            7.54          1,276,519         1,278,025

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
        Comstock Portfolio                                       25,357,767     $     13.65    $   346,133,517  $    295,077,009
        Emerging Growth Portfolio                                 1,072,110           27.81         29,815,391        25,271,640
        Growth and Income Portfolio                              18,546,889           20.46        379,469,347       312,414,676

WM VARIABLE TRUST:
        Balanced Portfolio (Class 1)                              9,821,461     $     16.72    $   164,214,822  $    137,428,640
        Conservative Balanced Portfolio (Class 1)                 1,387,419           12.07         16,746,150        14,935,083
        Conservative Growth Portfolio (Class 1)                   4,231,768           17.85         75,537,055        59,104,702
        Equity Income Fund (Class 1)                              1,813,115           17.64         31,983,343        24,895,418
        Flexible Income Portfolio (Class 1)                       2,625,495           14.08         36,966,967        34,409,839
        Growth Fund (Class 1)                                       114,091           13.92          1,588,145         1,293,883
        Growth & Income Fund (Class 1)                              443,527           18.56          8,231,857         6,846,507
        Income Fund (Class 1)                                       989,228           10.69         10,574,852        10,664,210
        International Growth Fund (Class 1)                          64,553           14.80            955,377           770,598
        Mid Cap Stock Fund (Class 1)                                323,861           17.34          5,615,742         4,474,438
        Money Market Fund (Class 1)                               4,746,733            1.00          4,746,733         4,746,733
        REIT Fund (Class 1)                                          54,492           17.49            953,068           847,588
        Short Term Income Fund (Class 1)                          1,130,085            2.52          2,847,813         2,948,652
        Small Cap Growth Fund (Class 1)                             178,286            9.68          1,725,811         1,464,258
        Small Cap Value Fund (Class 1)                                4,346           12.43             54,025            52,473
        Strategic Growth Portfolio (Class 1)                      1,080,948           19.74         21,337,914        16,808,806
        U.S. Government Securities Fund (Class 1)                 1,228,611           10.47         12,863,553        13,267,725
        West Coast Equity Fund (Class 1)                            799,255           22.04         17,615,587        13,183,051
        Balanced Portfolio (Class 2)                              9,138,710           16.61        151,793,970       131,963,345
        Conservative Balanced Portfolio (Class 2)                 1,890,622           11.99         22,668,556        21,176,338
        Conservative Growth Portfolio (Class 2)                   3,390,426           17.73         60,112,261        50,626,414
        Equity Income Fund (Class 2)                              1,813,935           17.53         31,798,289        26,916,274
        Flexible Income Portfolio (Class 2)                       5,161,556           13.98         72,158,552        68,990,353
        Growth Fund (Class 2)                                        78,985           13.83          1,092,368           899,751
        Growth & Income Fund (Class 2)                              179,424           18.45          3,310,365         2,878,003
        Income Fund (Class 2)                                     1,881,040           10.62         19,976,647        20,323,476
        International Growth Fund (Class 2)                          61,241           14.71            900,848           746,621
        Mid Cap Stock Fund (Class 2)                                174,773           17.24          3,013,085         2,503,846
        Money Market Fund (Class 2)                               3,261,392            1.00          3,261,392         3,261,392
        REIT Fund (Class 2)                                          54,859           17.38            953,457           908,296
        Short Term Income Fund (Class 2)                          2,025,317            2.51          5,083,545         5,247,937
        Small Cap Growth Fund (Class 2)                             111,500            9.57          1,067,052           963,642
        Small Cap Value Fund (Class 2)                                1,178           12.42             14,625            14,693
        Strategic Growth Portfolio (Class 2)                      1,032,629           19.64         20,280,840        17,284,658
        U.S. Government Securities Fund (Class 2)                   833,640           10.44          8,703,199         8,967,060
        West Coast Equity Fund (Class 2)                            459,810           21.92         10,079,033         8,071,604

NATIONS SEPARATE ACCOUNT TRUST (Class B):
        Nations Asset Allocation Portfolio                          131,435     $     10.57    $     1,389,269  $      1,181,829
        Nations High Yield Bond Portfolio                         2,743,706           10.72         29,412,528        28,183,320
        Nations Marsico Focused Equities Portfolio                3,335,007           18.62         62,097,834        49,618,027
        Nations Marsico Growth Portfolio                            368,741           17.89          6,596,770         5,274,288
        Nations Marsico 21st Century Portfolio                      135,554           11.22          1,520,921         1,089,345
        Nations Marsico International Opportunities Portfolio       358,724           18.44          6,614,879         4,869,636
        Nations MidCap Growth Portfolio                             240,720            7.92          1,906,504         1,624,897
        Nations Small Company Portfolio                             353,290           11.28          3,985,116         3,069,934
        Nations Value Portfolio                                     532,252           12.74          6,780,888         5,559,362

AMERICAN FUNDS INSURANCE SERIES:
        Asset Allocation Fund (Class 2)                           7,839,328     $     16.47    $   129,113,737  $    109,919,613
        Global Growth Fund (Class 2)                             16,034,586           19.52        312,995,114       252,607,906
        Growth Fund (Class 2)                                    10,268,164           58.98        605,616,325       476,785,278
        Growth-Income Fund (Class 2)                             15,776,894           38.12        601,415,194       520,866,741
        Asset Allocation Fund (Class 3)                           4,588,731           16.56         75,989,381        77,175,518
        Cash Management Fund (Class 3)                            1,390,150           11.29         15,694,797        15,525,096
        Growth Fund (Class 3)                                     8,361,062           59.34        496,145,405       501,816,747
        Growth-Income Fund (Class 3)                             12,249,496           38.30        469,155,690       499,380,642
        High-Income Bond Fund (Class 3)                           2,971,364           12.39         36,815,196        42,993,793
        International Fund (Class 3)                              5,984,437           18.96        113,464,916       107,038,721
        U.S. Government/AAA-Rated Securities Fund (Class 3)       3,269,164           11.89         38,870,364        42,552,234

LORD ABBETT SERIES FUND, INC. (Class VC):
        Growth and Income Portfolio                               7,194,315     $     26.16    $   188,203,284  $    171,929,890
        Mid Cap Value Portfolio                                   5,390,487           21.09        113,685,375        95,956,119

BB&T VARIABLE INSURANCE FUNDS:
        BB&T Capital Manager Equity VIF Portfolio                     3,331     $     10.51    $        35,013  $         35,463
        BB&T Large Cap Value VIF Portfolio                            9,863           14.00            138,082           139,840
        BB&T Large Company Growth VIF Portfolio                       1,711           10.29             17,602            17,858
        BB&T Mid Cap Growth VIF Portfolio                            15,172           15.67            237,746           237,471
        BB&T Special Opportunities Equity VIF Portfolio              19,594           12.70            248,845           247,587
        BB&T Total Return Bond VIF Portfolio                         27,071            9.92            268,549           268,093

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005

                                                                    Government
                                      Asset          Capital          and                            Natural           Asset
                                   Allocation      Appreciation   Quality Bond       Growth         Resources      Allocation
                                    Portfolio        Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                    (Class 1)        (Class 1)      (Class 1)       (Class 1)       (Class 1)       (Class 2)
                                 --------------   -------------   -------------   -------------   -------------   -------------
Investment income:
      Dividends                  $   10,216,312   $   2,199,662   $  12,799,514   $   2,906,192   $     767,868   $     511,363
                                 --------------   -------------   -------------   -------------   -------------   -------------
          Total investment
            income                   10,216,312       2,199,662      12,799,514       2,906,192         767,868         511,363
                                 --------------   -------------   -------------   -------------   -------------   -------------

Expenses:
      Mortality and expense
        risk charge                  (4,786,310)    (10,535,972)     (4,683,586)     (4,630,262)     (2,042,043)       (257,001)
      Distribution expense
        charge                         (523,527)     (1,149,596)       (510,285)       (505,358)       (222,941)        (26,549)
                                 --------------   -------------   -------------   -------------   -------------   -------------
          Total expenses             (5,309,837)    (11,685,568)     (5,193,871)     (5,135,620)     (2,264,984)       (283,550)
                                 --------------   -------------   -------------   -------------   -------------   -------------

Net investment income (loss)          4,906,475      (9,485,906)      7,605,643      (2,229,428)     (1,497,116)        227,813
                                 --------------   -------------   -------------   -------------   -------------   -------------

Net realized gains (losses)
  from securities transactions:
      Proceeds from shares sold      78,897,442     187,305,159      78,718,804      95,227,315      22,738,143       2,634,491
      Cost of shares sold           (73,372,885)   (211,747,589)    (78,189,730)   (101,027,472)    (13,879,345)     (2,269,810)
                                 --------------   -------------   -------------   -------------   -------------   -------------

Net realized gains (losses)
  from securities transactions        5,524,557     (24,442,430)        529,074      (5,800,157)      8,858,798         364,681
Realized gain distributions                   0               0               0      12,202,561       7,278,320               0
                                 --------------   -------------   -------------   -------------   -------------   -------------

Net realized gains (losses)           5,524,557     (24,442,430)        529,074       6,402,404      16,137,118         364,681
                                 --------------   -------------   -------------   -------------   -------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period            24,836,087    (115,129,362)      2,619,493     (23,677,345)     38,846,396       1,964,095
      End of period                  25,373,471     (13,055,957)     (1,903,823)    (11,116,622)     77,905,944       1,904,107
                                 --------------   -------------   -------------   -------------   -------------   -------------

Change in net unrealized
  appreciation (depreciation) of
  investments                           537,384     102,073,405      (4,523,316)     12,560,723      39,059,548         (59,988)
                                 --------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net
  assets from operations         $   10,968,416   $  68,145,069   $   3,611,401   $  16,733,699   $  53,699,550   $     532,506
                                 ==============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                       Government
                                         Capital          and                        Natural        Asset       Capital
                                       Appreciation   Quality Bond     Growth       Resources    Allocation   Appreciation
                                         Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                         (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 3)    (Class 3)
                                       ------------   ------------   -----------   -----------   ----------   ------------
Investment income:
  Dividends                            $    192,828   $  4,823,573   $   563,524   $   115,291   $  432,666   $    177,822
                                       ------------   ------------   -----------   -----------   ----------   ------------
    Total investment income                 192,828      4,823,573       563,524       115,291      432,666        177,822
                                       ------------   ------------   -----------   -----------   ----------   ------------

Expenses:
  Mortality and expense risk charge      (1,692,694)    (1,809,726)   (1,055,279)     (397,825)    (222,525)    (2,994,484)
  Distribution expense charge              (179,260)      (191,466)     (112,278)      (41,607)     (21,762)      (310,797)
                                       ------------   ------------   -----------   -----------   ----------   ------------
    Total expenses                       (1,871,954)    (2,001,192)   (1,167,557)     (439,432)    (244,287)    (3,305,281)
                                       ------------   ------------   -----------   -----------   ----------   ------------

Net investment income (loss)             (1,679,126)     2,822,381      (604,033)     (324,141)     188,379     (3,127,459)
                                       ------------   ------------   -----------   -----------   ----------   ------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              19,224,271     21,208,561    10,917,481     8,694,930    1,858,982      7,465,701
  Cost of shares sold                   (15,942,444)   (21,731,445)   (9,214,145)   (6,182,715)  (1,767,536)    (6,625,874)
                                       ------------   ------------   -----------   -----------   ----------   ------------

Net realized gains (losses) from
 securities transactions                  3,281,827       (522,884)    1,703,336     2,512,215       91,446        839,827
Realized gain distributions                       0              0     2,788,821     1,388,288            0              0
                                       ------------   ------------   -----------   -----------   ----------   ------------

Net realized gains (losses)               3,281,827       (522,884)    4,492,157     3,900,503       91,446        839,827
                                       ------------   ------------   -----------   -----------   ----------   ------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                    22,283,128     (3,121,516)   13,870,754     5,694,151      781,352     19,355,424
  End of period                          31,912,371     (4,324,795)   13,814,831    12,036,804      989,576     45,088,298
                                       ------------   ------------   -----------   -----------   ----------   ------------

Change in net unrealized appreciation
 (depreciation) of investments            9,629,243     (1,203,279)      (55,923)    6,342,653      208,224     25,732,874
                                       ------------   ------------   -----------   -----------   ----------   ------------

Increase (decrease) in net assets
 from operations                       $ 11,231,944   $  1,096,218   $ 3,832,201   $ 9,919,015   $  488,049   $ 23,445,242
                                       ============   ============   ===========   ===========   ==========   ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                        Government
                                           and                          Natural     Aggressive     Alliance        Blue Chip
                                       Quality Bond      Growth        Resources      Growth         Growth         Growth
                                         Portfolio      Portfolio      Portfolio     Portfolio     Portfolio       Portfolio
                                         (Class 3)      (Class 3)      (Class 3)     (Class 1)     (Class 1)       (Class 1)
                                       ------------   -----------    ------------  ------------  -------------     ---------
Investment income:
  Dividends                            $  9,726,528   $   857,771    $    134,106  $          0  $   2,520,237   $   138,814
                                       ------------   -----------    ------------  ------------  -------------   -----------
    Total investment income               9,726,528       857,771         134,106             0      2,520,237       138,814
                                       ------------   -----------    ------------  ------------  -------------   -----------

Expenses:
  Mortality and expense risk charge      (3,654,888)   (1,742,949)       (548,278)   (1,749,272)    (9,186,784)     (325,191)
  Distribution expense charge              (378,884)     (180,901)        (56,594)     (191,089)    (1,003,563)      (35,341)
                                       ------------   -----------    ------------  ------------  -------------   -----------
    Total expenses                       (4,033,772)   (1,923,850)       (604,872)   (1,940,361)   (10,190,347)     (360,532)
                                       ------------   -----------    ------------  ------------  -------------   -----------

Net investment income (loss)              5,692,756    (1,066,079)       (470,766)   (1,940,361)    (7,670,110)     (221,718)
                                       ------------   -----------    ------------  ------------  -------------   -----------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              13,929,233     3,189,254       9,636,791    51,538,605    185,842,133     9,936,865
  Cost of shares sold                   (14,199,928)   (2,893,377)     (7,925,907)  (59,980,708)  (253,281,498)  (10,145,404)
                                       ------------   -----------    ------------  ------------  -------------   -----------

Net realized gains (losses) from
 securities transactions                   (270,695)      295,877       1,710,884    (8,442,103)   (67,439,365)     (208,539)
Realized gain distributions                       0     4,769,929       1,948,554             0              0             0
                                       ------------   -----------    ------------  ------------  -------------   -----------

Net realized gains (losses)                (270,695)    5,065,806       3,659,438    (8,442,103)   (67,439,365)     (208,539)
                                       ------------   -----------    ------------  ------------  -------------   -----------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                    (5,182,389)   12,845,068       3,538,560   (29,919,476)  (289,280,025)     (477,721)
  End of period                          (8,683,836)   15,838,538      13,557,975   (10,886,462)  (126,323,984)      165,985
                                       ------------   -----------    ------------  ------------  -------------   -----------

Change in net unrealized appreciation
 (depreciation) of investments           (3,501,447)    2,993,470      10,019,415    19,033,014    162,956,041       643,706
                                       ------------   -----------    ------------  ------------  -------------   -----------

Increase (decrease) in net assets
 from operations                       $  1,920,614   $ 6,993,197    $ 13,208,087  $  8,650,550  $  87,846,566   $  213,449
                                       ============   ===========    ============  ============  =============   ===========

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                          Davis                                      Federated
                                           Cash          Corporate       Venture       "Dogs" of      Emerging        American
                                         Management        Bond           Value       Wall Street      Markets        Leaders
                                         Portfolio       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)       (Class 1)      (Class 1)      (Class 1)       (Class 1)     (Class 1)
                                       -------------   ------------   -------------   ------------   ------------   ------------
Investment income:
  Dividends                            $   1,552,223   $  8,228,002   $  14,989,499   $  1,487,847   $    344,409   $  2,066,355
                                       -------------   ------------   -------------   ------------   ------------   ------------
    Total investment income                1,552,223      8,228,002      14,989,499      1,487,847        344,409      2,066,355
                                       -------------   ------------   -------------   ------------   ------------   ------------

Expenses:
  Mortality and expense risk charge       (2,068,165)    (2,547,645)    (21,383,811)      (913,770)    (1,355,466)    (1,921,347)
  Distribution expense charge               (225,482)      (277,504)     (2,334,053)       (99,737)      (147,979)      (209,686)
                                       -------------   ------------   -------------   ------------   ------------   ------------
    Total expenses                        (2,293,647)    (2,825,149)    (23,717,864)    (1,013,507)    (1,503,445)    (2,131,033)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net investment income (loss)                (741,424)     5,402,853      (8,728,365)       474,340     (1,159,036)       (64,678)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              204,575,777     29,971,681     316,620,011     21,968,596     17,848,587     40,638,386
  Cost of shares sold                   (204,045,200)   (28,788,089)   (255,672,805)   (19,965,253)   (11,602,379)   (37,069,721)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses) from
 securities transactions                     530,577      1,183,592      60,947,206      2,003,343      6,246,208      3,568,665
Realized gain distributions                        0              0               0        123,031              0              0
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses)                  530,577      1,183,592      60,947,206      2,126,374      6,246,208      3,568,665
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                       (996,817)     8,889,709     261,153,709      9,953,973     28,020,385     13,273,471
  End of period                            1,033,866      2,899,807     339,495,010      4,097,261     53,724,084     13,476,092
                                       -------------   ------------   -------------   ------------   ------------   ------------

Change in net unrealized appreciation
 (depreciation) of investments             2,030,683     (5,989,902)     78,341,301     (5,856,712)    25,703,699        202,621
                                       -------------   ------------   -------------   ------------   ------------   ------------

Increase (decrease) in net assets
 from operations                       $   1,819,836   $    596,543   $ 130,560,142   $ (3,255,998)  $ 30,790,871   $  3,706,608
                                       =============   ============   =============   ============   ============   ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                        Goldman
                                          Global          Global         Sachs           Growth-         Growth        High-Yield
                                           Bond          Equities       Research         Income       Opportunities       Bond
                                         Portfolio       Portfolio     Portfolio        Portfolio       Portfolio      Portfolio
                                         (Class 1)       (Class 1)     (Class 1)        (Class 1)       (Class 1)      (Class 1)
                                       ------------    ------------   -----------     -------------   -------------   -------------
Investment income:
  Dividends                            $  2,521,386    $    454,801   $    69,382     $   3,199,527   $           0   $  18,027,969
                                       ------------    ------------   -----------     -------------   -------------   -------------
    Total investment income               2,521,386         454,801        69,382         3,199,527               0      18,027,969
                                       ------------    ------------   -----------     -------------   -------------   -------------

Expenses:
  Mortality and expense risk charge      (1,120,354)     (2,335,424)     (219,855)       (8,296,132)       (217,415)     (2,821,797)
  Distribution expense charge              (122,031)       (255,256)      (23,800)         (906,207)        (23,649)       (308,236)
                                       ------------    ------------   -----------     -------------   -------------   -------------
    Total expenses                       (1,242,385)     (2,590,680)     (243,655)       (9,202,339)       (241,064)     (3,130,033)
                                       ------------    ------------   -----------     -------------   -------------   -------------

Net investment income (loss)              1,279,001      (2,135,879)     (174,273)       (6,002,812)       (241,064)     14,897,936
                                       ------------    ------------   -----------     -------------   -------------   -------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              14,988,606      39,130,991     5,937,127       179,749,027       7,917,991     117,903,949
  Cost of shares sold                   (13,993,151)    (42,761,802)   (5,774,214)     (176,248,347)     (7,874,488)   (110,406,048)
                                       ------------    ------------   -----------     -------------   -------------   -------------

Net realized gains (losses) from
 securities transactions                    995,455      (3,630,811)      162,913         3,500,680          43,503       7,497,901
Realized gain distributions                 427,910               0             0                 0               0               0
                                       ------------    ------------   -----------     -------------   -------------   -------------

Net realized gains (losses)               1,423,365      (3,630,811)      162,913         3,500,680          43,503       7,497,901
                                       ------------    ------------   -----------     -------------   -------------   -------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                     4,180,152     (19,881,160)      608,066        13,250,594        (336,358)     10,966,035
  End of period                           3,893,478       7,698,747       796,894        43,207,243         707,798       3,763,749
                                       ------------    ------------   -----------     -------------   -------------   -------------

Change in net unrealized appreciation
 (depreciation) of investments             (286,674)     27,579,907       188,828        29,956,649       1,044,156      (7,202,286)
                                       ------------    ------------   -----------     -------------   -------------   -------------

Increase (decrease) in net assets
 from operations                       $  2,415,692    $ 21,813,217   $   177,468     $  27,454,517   $     846,595   $  15,193,551
                                       ============    ============   ===========     =============   =============   =============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                           MFS
                                       International   International                  Massachusetts       MFS
                                        Diversified       Growth         Marsico        Investors       Mid-Cap           MFS
                                         Equities        & Income        Growth           Trust          Growth       Total Return
                                        Portfolio        Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                        (Class 1)        (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                        ------------   -------------  ------------    -------------   ------------    ------------
Investment income:
  Dividends                            $  2,077,167    $  1,758,242   $          0    $   1,339,573   $          0    $ 10,833,708
                                       ------------    ------------   ------------    -------------   ------------    ------------
    Total investment income               2,077,167       1,758,242              0        1,339,573              0      10,833,708
                                       ------------    ------------   ------------    -------------   ------------    ------------

Expenses:
  Mortality and expense risk charge      (1,937,266)     (2,840,243)      (882,205)      (2,416,961)    (1,770,463)     (7,135,024)
  Distribution expense charge              (211,609)       (309,888)       (95,018)        (263,669)      (192,261)       (775,625)
                                       ------------    ------------   ------------    -------------   ------------    ------------
    Total expenses                       (2,148,875)     (3,150,131)      (977,223)      (2,680,630)    (1,962,724)     (7,910,649)
                                       ------------    ------------   ------------    -------------   ------------    ------------

Net investment income (loss)                (71,708)     (1,391,889)      (977,223)      (1,341,057)    (1,962,724)      2,923,059
                                       ------------    ------------   ------------    -------------   ------------    ------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              45,823,909      45,870,559     13,982,230       40,143,887     52,231,011      79,926,072
  Cost of shares sold                   (43,407,223)    (37,058,282)   (11,126,156)     (43,181,554)   (69,130,445)    (68,564,958)
                                       ------------    ------------   ------------    -------------   ------------    ------------

Net realized gains (losses) from
 securities transactions                  2,416,686       8,812,277      2,856,074       (3,037,667)   (16,899,434)     11,361,114
Realized gain distributions                       0               0              0                0              0      23,534,639
                                       ------------    ------------   ------------    -------------   ------------    ------------

Net realized gains (losses)               2,416,686       8,812,277      2,856,074       (3,037,667)   (16,899,434)     34,895,753
                                       ------------    ------------   ------------    -------------   ------------    ------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                     4,455,522      39,532,504     13,450,155      (18,079,083)   (46,184,386)     80,323,346
  End of period                          17,906,104      56,008,670     16,970,553       (3,839,869)   (26,886,308)     49,800,346
                                       ------------    ------------   ------------    -------------   ------------    ------------

Change in net unrealized appreciation
 (depreciation) of investments           13,450,582      16,476,166      3,520,398       14,239,214     19,298,078     (30,523,000)
                                       ------------    ------------   ------------    -------------   ------------    ------------

Increase (decrease) in net assets
 from operations                       $ 15,795,560    $ 23,896,554   $  5,399,249    $   9,860,490   $    435,920    $  7,295,812
                                       ============    ============   ============    =============   ============    ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                          Putnam
                                          Growth:        Real         SunAmerica                     Telecom      Worldwide
                                          Voyager        Estate        Balanced     Technology       Utility     High Income
                                         Portfolio     Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                         (Class 1)     (Class 1)       (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                       ------------   ------------   ------------   -----------   ------------   ------------
Investment income:
  Dividends                            $    987,505   $  2,670,648   $  3,646,974   $         0   $  1,535,319   $  4,808,311
                                       ------------   ------------   ------------   -----------   ------------   ------------
    Total investment income                 987,505      2,670,648      3,646,974             0      1,535,319      4,808,311
                                       ------------   ------------   ------------   -----------   ------------   ------------

Expenses:
  Mortality and expense risk charge      (2,366,089)    (1,906,983)    (2,171,093)     (309,549)      (520,788)      (875,905)
  Distribution expense charge              (258,506)      (208,290)      (237,201)      (33,671)       (56,845)       (95,760)
                                       ------------   ------------   ------------   -----------   ------------   ------------
    Total expenses                       (2,624,595)    (2,115,273)    (2,408,294)     (343,220)      (577,633)      (971,665)
                                       ------------   ------------   ------------   -----------   ------------   ------------

Net investment income (loss)             (1,637,090)       555,375      1,238,680      (343,220)       957,686      3,836,646
                                       ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              49,542,573     39,876,506     43,744,408     8,521,780     11,099,669     17,353,044
  Cost of shares sold                   (67,271,634)   (25,619,258)   (50,650,397)   (9,132,179)   (12,548,758)   (19,307,308)
                                       ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses) from
 securities transactions                (17,729,061)    14,257,248     (6,905,989)     (610,399)    (1,449,089)    (1,954,264)
Realized gain distributions                       0      9,955,641              0             0              0              0
                                       ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses)             (17,729,061)    24,212,889     (6,905,989)     (610,399)    (1,449,089)    (1,954,264)
                                       ------------   ------------   ------------   -----------   ------------   ------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                   (70,766,750)    57,751,662    (32,357,636)   (1,443,563)    (6,603,538)    (8,560,269)
  End of period                         (45,131,593)    47,267,870    (26,670,148)   (1,194,929)    (4,341,224)    (7,021,789)
                                       ------------   ------------   ------------   -----------   ------------   ------------

Change in net unrealized appreciation
 (depreciation) of investments           25,635,157    (10,483,792)     5,687,488       248,634      2,262,314      1,538,480
                                       ------------   ------------   ------------   -----------   ------------   ------------

Increase (decrease) in net assets
 from operations                       $  6,269,006   $ 14,284,472   $     20,179   $  (704,985)  $  1,770,911   $  3,420,862
                                       ============   ============   ============   ===========   ============   ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                                    Davis
                                       Aggressive       Alliance      Blue Chip         Cash        Corporate      Venture
                                         Growth          Growth        Growth        Management       Bond          Value
                                        Portfolio       Portfolio     Portfolio       Portfolio     Portfolio     Portfolio
                                        (Class 2)       (Class 2)     (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                       -----------    ------------   -----------    ------------   -----------   ------------
Investment income:
  Dividends                            $         0    $    176,906   $    47,798    $    372,740   $ 2,388,131   $  1,718,903
                                       -----------    ------------   -----------    ------------   -----------   ------------
    Total investment income                      0         176,906        47,798         372,740     2,388,131      1,718,903
                                       -----------    ------------   -----------    ------------   -----------   ------------

Expenses:
  Mortality and expense risk charge       (176,742)       (947,575)     (159,272)       (700,123)     (763,588)    (2,784,853)
  Distribution expense charge              (18,769)       (100,536)      (16,831)        (73,455)      (80,926)      (295,563)
                                       -----------    ------------   -----------    ------------   -----------   ------------
    Total expenses                        (195,511)     (1,048,111)     (176,103)       (773,578)     (844,514)    (3,080,416)
                                       -----------    ------------   -----------    ------------   -----------   ------------

Net investment income (loss)              (195,511)       (871,205)     (128,305)       (400,838)    1,543,617     (1,361,513)
                                       -----------    ------------   -----------    ------------   -----------   ------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              4,495,025      12,202,878     3,028,407      50,599,208     7,720,158     21,790,273
  Cost of shares sold                   (3,798,172)    (10,976,002)   (2,773,110)    (50,454,910)   (7,502,314)   (16,910,438)
                                       -----------    ------------   -----------    ------------   -----------   ------------

Net realized gains (losses) from
 securities transactions                   696,853       1,226,876       255,297         144,298       217,844      4,879,835
Realized gain distributions                      0               0             0               0             0              0
                                       -----------    ------------   -----------    ------------   -----------   ------------

Net realized gains (losses)                696,853       1,226,876       255,297         144,298       217,844      4,879,835
                                       -----------    ------------   -----------    ------------   -----------   ------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                    2,296,365       7,127,028     1,363,548        (306,105)    1,991,578     42,592,970
  End of period                          2,650,435      16,124,197     1,291,211         441,879       325,225     55,634,862
                                       -----------    ------------   -----------    ------------   -----------   ------------

Change in net unrealized appreciation
 (depreciation) of investments             354,070       8,997,169       (72,337)        747,984    (1,666,353)    13,041,892
                                       -----------    ------------   -----------    ------------   -----------   ------------

Increase (decrease) in net assets
 from operations                       $   855,412    $  9,352,840   $    54,655    $    491,444   $    95,108   $ 16,560,214
                                       ===========    ============   ===========    ============   ===========   ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                      Federated
                                        "Dogs" of      Emerging       American       Foreign          Global        Global
                                       Wall Street      Markets        Leaders         Value           Bond       Equities
                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                        (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                       -----------    -----------    -----------    -----------    -----------   -----------
Investment income:
  Dividends                            $   435,694    $    39,547    $   273,842    $         0    $   519,925   $    17,512
                                       -----------    -----------    -----------    -----------    -----------   -----------
    Total investment income                435,694         39,547        273,842              0        519,925        17,512
                                       -----------    -----------    -----------    -----------    -----------   -----------

Expenses:
  Mortality and expense risk charge       (269,858)      (230,271)      (278,179)      (854,558)      (222,753)     (166,117)
  Distribution expense charge              (28,392)       (24,258)       (29,090)       (91,877)       (23,568)      (17,493)
                                       -----------    -----------    -----------    -----------    -----------   -----------
    Total expenses                        (298,250)      (254,529)      (307,269)      (946,435)      (246,321)     (183,610)
                                       -----------    -----------    -----------    -----------    -----------   -----------

Net investment income (loss)               137,444       (214,982)       (33,427)      (946,435)       273,604      (166,098)
                                       -----------    -----------    -----------    -----------    -----------   -----------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold              3,034,055      4,479,465      4,179,542      5,832,253      3,035,208     2,150,098
  Cost of shares sold                   (2,727,070)    (3,184,311)    (3,583,970)    (4,757,407)    (2,896,804)   (1,767,455)
                                       -----------    -----------    -----------    -----------    -----------   -----------

Net realized gains (losses) from
 securities transactions                   306,985      1,295,154        595,572      1,074,846        138,404       382,643
Realized gain distributions                 38,298              0              0         98,917         92,378             0
                                       -----------    -----------    -----------    -----------    -----------   -----------

Net realized gains (losses)                345,283      1,295,154        595,572      1,173,763        230,782       382,643
                                       -----------    -----------    -----------    -----------    -----------   -----------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                    3,048,072      3,475,252      3,272,305     11,529,382        579,663     2,089,328
  End of period                          1,675,224      7,395,990      3,233,825     16,432,787        496,197     3,488,876
                                       -----------    -----------    -----------    -----------    -----------   -----------

Change in net unrealized appreciation
 (depreciation) of investments          (1,372,848)     3,920,738        (38,480)     4,903,405        (83,466)    1,399,548
                                       -----------    -----------    -----------    -----------    -----------   -----------

Increase (decrease) in net assets
 from operations                       $  (890,121)   $ 5,000,910    $   523,665    $ 5,130,733    $   420,920   $ 1,616,093
                                       ===========    ===========    ===========    ===========    ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                Goldman                                              International  International
                                                 Sachs        Growth-      Growth        High-Yield   Diversified      Growth
                                               Research      Income     Opportunities      Bond        Equities       & Income
                                               Portfolio    Portfolio    Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class 2)    (Class 2)    (Class 2)       (Class 2)     (Class 2)      (Class 2)
                                              -----------  -----------  -------------  ------------  -------------  -------------
Investment income:
     Dividends                                $    18,818  $   153,424  $           0  $  3,627,110  $     658,161  $     239,404
                                              -----------  -----------  -------------  ------------  -------------  -------------
         Total investment income                   18,818      153,424              0     3,627,110        658,161        239,404
                                              -----------  -----------  -------------  ------------  -------------  -------------

Expenses:
     Mortality and expense risk charge            (80,081)    (527,661)       (81,232)     (551,815)      (646,218)      (457,995)
     Distribution expense charge                   (8,415)     (55,202)        (8,594)      (58,252)       (69,048)       (48,275)
                                              -----------  -----------  -------------  ------------  -------------  -------------
         Total expenses                           (88,496)    (582,863)       (89,826)     (610,067)      (715,266)      (506,270)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net investment income (loss)                      (69,678)    (429,439)       (89,826)    3,017,043        (57,105)      (266,866)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                  1,206,258    8,472,480      1,299,506    18,115,645      6,060,964      7,096,042
     Cost of shares sold                         (976,136)  (7,323,289)    (1,143,700)  (16,586,537)    (4,899,087)    (5,265,122)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from securities
  transactions                                    230,122    1,149,191        155,806     1,529,108      1,161,877      1,830,920
Realized gain distributions                             0            0              0             0              0              0
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses)                       230,122    1,149,191        155,806     1,529,108      1,161,877      1,830,920
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net unrealized appreciation (depreciation)
  of investments:
     Beginning of period                        1,307,838    6,404,894        811,786     4,517,015      8,399,325      8,821,106
     End of period                              1,229,684    7,446,663      1,059,945     2,583,881     12,733,599     11,055,572
                                              -----------  -----------  -------------  ------------  -------------  -------------

Change in net unrealized appreciation
  (depreciation) of investments                   (78,154)   1,041,769        248,159    (1,933,134)     4,334,274      2,234,466
                                              -----------  -----------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets from
  operations                                  $    82,290  $ 1,761,521  $     314,139  $  2,613,017  $   5,439,046  $   3,798,520
                                              ===========  ===========  =============  ============  =============  =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                               MFS
                                                          Massachusetts     MFS                         Putnam
                                                Marsico     Investors      Mid-Cap       MFS Total      Growth:         Real
                                                Growth        Trust        Growth         Return        Voyager        Estate
                                               Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 2)    (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                              -----------  -----------  -------------  ------------  -------------  -------------
Investment income:
      Dividends                               $         0  $   178,519  $           0  $  2,908,052  $      40,975  $    584,812
                                              -----------  -----------  -------------  ------------  -------------  ------------
          Total investment income                       0      178,519              0     2,908,052         40,975       584,812
                                              -----------  -----------  -------------  ------------  -------------  ------------

Expenses:
      Mortality and expense risk charge          (625,580)    (389,202)      (687,369)   (2,053,726)      (124,815)     (445,630)
      Distribution expense charge                 (66,565)     (41,163)       (72,592)     (217,041)       (13,116)      (46,697)
                                              -----------  -----------  -------------  ------------  -------------  ------------
          Total expenses                         (692,145)    (430,365)      (759,961)   (2,270,767)      (137,931)     (492,327)
                                              -----------  -----------  -------------  ------------  -------------  ------------

Net investment income (loss)                     (692,145)    (251,846)      (759,961)      637,285        (96,956)       92,485
                                              -----------  -----------  -------------  ------------  -------------  ------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                 7,211,010    4,472,178     11,406,454    20,557,990      1,658,156     8,659,820
      Cost of shares sold                      (5,815,707)  (3,782,332)   (10,207,343)  (17,916,506)    (1,523,226)   (6,395,685)
                                              -----------  -----------  -------------  ------------  -------------  ------------

Net realized gains (losses) from
   securities transactions                      1,395,303      689,846      1,199,111     2,641,484        134,930     2,264,135
Realized gain distributions                             0            0              0     6,746,473              0     2,321,936
                                              -----------  -----------  -------------  ------------  -------------  ------------

Net realized gains (losses)                     1,395,303      689,846      1,199,111     9,387,957        134,930     4,586,071
                                              -----------  -----------  -------------  ------------  -------------  ------------

Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                       9,331,632    4,391,540      8,510,234    22,199,911        933,663     9,992,033
      End of period                            12,412,643    5,497,443      8,425,125    13,946,972      1,235,039     8,610,964
                                              -----------  -----------  -------------  ------------  -------------  ------------

Change in net unrealized appreciation
   (depreciation) of investments                3,081,011    1,105,903        (85,109)   (8,252,939)       301,376    (1,381,069)
                                              -----------  -----------  -------------  ------------  -------------  ------------

Increase (decrease) in net assets from
   operations                                 $ 3,784,169  $ 1,543,903  $     354,041  $  1,772,303  $     339,350  $  3,297,487
                                              ===========  ===========  =============  ============  =============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                              Small & Mid  SunAmerica                     Telecom      Worldwide     Aggressive
                                               Cap Value    Balanced      Technology      Utility     High Income      Growth
                                               Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 2)    (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 3)
                                              -----------  -----------  -------------  ------------  -------------  -------------
Investment income:
      Dividends                               $         0  $   457,748  $           0  $    164,775  $     573,942  $           0
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total investment income                       0      457,748              0       164,775        573,942              0
                                              -----------  -----------  -------------  ------------  -------------  -------------

Expenses:
      Mortality and expense risk charge          (647,365)    (290,084)      (138,794)      (51,140)      (103,068)      (116,533)
      Distribution expense charge                 (69,069)     (30,486)       (14,406)       (5,244)       (10,976)       (12,090)
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total expenses                         (716,434)    (320,570)      (153,200)      (56,384)      (114,044)      (128,623)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net investment income (loss)                     (716,434)     137,178       (153,200)      108,391        459,898       (128,623)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                 8,401,069    4,173,521      2,408,860     1,332,294      1,587,386      4,000,171
      Cost of shares sold                      (7,270,841)  (3,965,614)    (2,403,352)   (1,247,211)    (1,510,812)    (3,602,158)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions                      1,130,228      207,907          5,508        85,083         76,574        398,013
Realized gain distributions                       178,200            0              0             0              0              0
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses)                     1,308,428      207,907          5,508        85,083         76,574        398,013
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                       8,296,741    1,586,448        697,323       232,653        419,290        894,076
      End of period                             9,574,697    1,215,387        600,463       163,758        263,062      1,102,445
                                              -----------  -----------  -------------  ------------  -------------  -------------

Change in net unrealized appreciation
   (depreciation) of investments                1,277,956     (371,061)       (96,860)      (68,895)      (156,228)       208,369
                                              -----------  -----------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            $ 1,869,950  $   (25,976) $    (244,552) $    124,579  $     380,244  $     477,759
                                              ===========  ===========  =============  ============  =============  =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                        Davis
                                               Alliance     Blue Chip       Cash        Corporate       Venture       "Dogs" of
                                                Growth       Growth       Management       Bond          Value       Wall Street
                                               Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)      (Class 3)      (Class 3)
                                              -----------  -----------  -------------  ------------  -------------  -------------
Investment income:
      Dividends                               $   167,077  $    29,216  $     801,205  $  5,326,731  $   2,364,645  $     300,776
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total investment income                 167,077       29,216        801,205     5,326,731      2,364,645        300,776
                                              -----------  -----------  -------------  ------------  -------------  -------------

Expenses:
      Mortality and expense risk charge        (1,237,075)    (118,662)    (1,660,728)   (1,602,952)    (3,919,091)      (187,073)
      Distribution expense charge                (128,649)     (12,266)      (172,907)     (166,180)      (407,488)       (19,165)
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total expenses                       (1,365,724)    (130,928)    (1,833,635)   (1,769,132)    (4,326,579)      (206,238)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net investment income (loss)                   (1,198,647)    (101,712)    (1,032,430)    3,557,599     (1,961,934)        94,538
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                 5,839,364    1,674,911     97,235,504     5,744,206      7,926,798      3,911,125
      Cost of shares sold                      (5,063,139)  (1,586,291)   (96,774,801)   (5,742,615)    (6,924,945)    (3,787,913)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions                        776,225       88,620        460,703         1,591      1,001,853        123,212
Realized gain distributions                             0            0              0             0              0         27,597
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses)                       776,225       88,620        460,703         1,591      1,001,853        150,809
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                       7,143,602      649,591       (358,148)      517,312     30,400,838      1,205,001
      End of period                            21,258,647      748,481      1,294,430    (2,828,805)    55,636,605        360,767
                                              -----------  -----------  -------------  ------------  -------------  -------------

Change in net unrealized appreciation
   (depreciation) of investments               14,115,045       98,890      1,652,578    (3,346,117)    25,235,767       (844,234)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            $13,692,623  $    85,798  $   1,080,851  $    213,073  $  24,275,686  $    (598,887)
                                              ===========  ===========  =============  ============  =============  =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                            Federated                                                  Goldman
                                               Emerging      American      Foreign        Global         Global         Sachs
                                                Markets      Leaders        Value          Bond         Equities       Research
                                               Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)    (Class 3)     (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                              -----------  -----------  -------------  ------------  -------------  -------------
Investment income:
      Dividends                               $    30,714  $   570,655  $           0  $    720,714  $       6,701  $       3,353
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total investment income                  30,714      570,655              0       720,714          6,701          3,353
                                              -----------  -----------  -------------  ------------  -------------  -------------

Expenses:
      Mortality and expense risk charge          (262,629)    (565,529)    (3,162,046)     (314,247)      (141,766)       (18,077)
      Distribution expense charge                 (26,503)     (58,050)      (330,182)      (32,583)       (14,441)        (1,819)
                                              -----------  -----------  -------------  ------------  -------------  -------------
          Total expenses                         (289,132)    (623,579)    (3,492,228)     (346,830)      (156,207)       (19,896)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net investment income (loss)                     (258,418)     (52,924)    (3,492,228)      373,884       (149,506)       (16,543)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                 4,474,906    3,306,242      8,180,218     3,490,380      1,228,948        341,607
      Cost of shares sold                      (3,651,685)  (3,101,885)    (7,109,778)   (3,412,064)    (1,099,114)      (324,281)
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses) from
   securities transactions                        823,221      204,357      1,070,440        78,316        129,834         17,326
Realized gain distributions                             0            0        387,293       132,184              0              0
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net realized gains (losses)                       823,221      204,357      1,457,733       210,500        129,834         17,326
                                              -----------  -----------  -------------  ------------  -------------  -------------

Net unrealized appreciation
   (depreciation) of investments:
      Beginning of period                       1,839,413    2,810,324     26,504,413       299,608        837,995         85,046
      End of period                             7,103,412    3,869,112     48,786,800       251,407      2,347,654        116,263
                                              -----------  -----------  -------------  ------------  -------------  -------------

Change in net unrealized appreciation
   (depreciation) of investments                5,263,999    1,058,788     22,282,387       (48,201)     1,509,659         31,217
                                              -----------  -----------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            $ 5,828,802  $ 1,210,221  $  20,247,892  $    536,183  $   1,489,987  $      32,000
                                              ===========  ===========  =============  ============  =============  =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                         International  International
                                                Growth-        Growth       High-Yield    Diversified       Growth        Marsico
                                                Income     Opportunities       Bond         Equities       & Income       Growth
                                               Portfolio      Portfolio      Portfolio     Portfolio       Portfolio     Portfolio
                                               (Class 3)      (Class 3)      (Class 3)     (Class 3)       (Class 3)     (Class 3)
                                              -----------  -------------   ------------  -------------  --------------  -----------
Investment income:
      Dividends                               $    67,102  $           0   $  4,429,094  $   1,815,398  $      285,506  $         0
                                              -----------  -------------   ------------  -------------  --------------  -----------
          Total investment income                  67,102              0      4,429,094      1,815,398         285,506            0
                                              -----------  -------------   ------------  -------------  --------------  -----------

Expenses:
      Mortality and expense risk charge          (279,789)       (59,928)      (669,522)    (1,784,655)       (593,382)    (346,324)
      Distribution expense charge                 (29,042)        (6,085)       (69,075)      (185,149)        (60,770)     (36,427)
                                              -----------  -------------   ------------  -------------  --------------  -----------
          Total expenses                         (308,831)       (66,013)      (738,597)    (1,969,804)       (654,152)    (382,751)
                                              -----------  -------------   ------------  -------------  --------------  -----------

Net investment income (loss)                     (241,729)       (66,013)     3,690,497       (154,406)       (368,646)    (382,751)
                                              -----------  -------------   ------------  -------------  --------------  -----------

Net realized gains (losses) from
      securities transactions:
      Proceeds from shares sold                 5,847,986      1,380,053     28,567,157      8,977,935       6,309,420    4,241,405
      Cost of shares sold                      (5,260,443)    (1,301,313)   (26,888,625)    (7,635,938)     (5,290,650)  (3,729,330)
                                              -----------  -------------   ------------  -------------  --------------  -----------

Net realized gains (losses) from
      securities transactions                     587,543         78,740      1,678,532      1,341,997       1,018,770      512,075
Realized gain distributions                             0              0              0              0               0            0
                                              -----------  -------------   ------------  -------------  --------------  -----------

Net realized gains (losses)                       587,543         78,740      1,678,532      1,341,997       1,018,770      512,075
                                              -----------  -------------   ------------  -------------  --------------  -----------

Net unrealized appreciation (depreciation)
      of investments:
      Beginning of period                       2,431,784        322,367      3,016,020     14,991,931       6,395,009    3,469,030
      End of period                             3,236,319        543,499        764,828     29,929,861      10,811,902    5,520,204
                                              -----------  -------------   ------------  -------------  --------------  -----------

Change in net unrealized appreciation
      (depreciation) of investments               804,535        221,132     (2,251,192)    14,937,930       4,416,893    2,051,174
                                              -----------  -------------   ------------  -------------  --------------  -----------

Increase (decrease) in net assets
      from operations                         $ 1,150,349  $     233,859   $  3,117,837  $  16,125,521  $    5,067,017  $ 2,180,498
                                              ===========  =============   ============  =============  ==============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                   MFS
                                              Massachusetts      MFS                        Putnam
                                                Investors      Mid-Cap      MFS Total       Growth:         Real      Small & Mid
                                                  Trust        Growth         Return        Voyager        Estate      Cap Value
                                                Portfolio     Portfolio     Portfolio      Portfolio      Portfolio    Portfolio
                                                (Class 3)     (Class 3)     (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                              -------------  -----------   ------------  ------------   ------------  ------------
Investment income:
      Dividends                               $     239,672  $         0  $  3,373,446   $     17,803   $    751,538  $          0
                                              -------------  -----------  ------------   ------------   ------------  ------------
          Total investment income                   239,672            0     3,373,446         17,803        751,538             0
                                              -------------  -----------  ------------   ------------   ------------  ------------

Expenses:
      Mortality and expense risk charge            (563,486)    (838,525)   (2,297,896)       (57,036)      (536,920)   (2,083,983)
      Distribution expense charge                   (58,386)     (86,947)     (237,700)        (5,881)       (55,659)     (216,939)
                                              -------------  -----------  ------------   ------------   ------------  ------------
          Total expenses                           (621,872)    (925,472)   (2,535,596)       (62,917)      (592,579)   (2,300,922)
                                              -------------  -----------  ------------   ------------   ------------  ------------

Net investment income (loss)                       (382,200)    (925,472)      837,850        (45,114)       158,959    (2,300,922)
                                              -------------  -----------  ------------   ------------   ------------  ------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                   2,957,699    6,451,888     9,308,248        927,252      5,879,130    20,666,831
      Cost of shares sold                        (2,661,846)  (5,844,130)   (8,754,972)      (875,515)    (5,045,694)  (19,155,482)
                                              -------------  -----------  ------------   ------------   ------------  ------------

Net realized gains (losses) from
   securities transactions                          295,853      607,758       553,276         51,737        833,436     1,511,349
Realized gain distributions                               0            0     8,202,782              0      3,122,279       602,173
                                              -------------  -----------  ------------   ------------   ------------  ------------

Net realized gains (losses)                         295,853      607,758     8,756,058         51,737      3,955,715     2,113,522
                                              -------------  -----------  ------------   ------------   ------------  ------------

Net unrealized appreciation (depreciation)
    of investments:
      Beginning of period                         4,507,904    8,107,553    13,464,563        317,497      6,266,083    16,009,912
      End of period                               6,931,446    9,651,984     6,082,614        483,699      6,716,176    22,607,399
                                              -------------  -----------  ------------   ------------   ------------  ------------

Change in net unrealized appreciation
     (depreciation) of investments                2,423,542    1,544,431    (7,381,949)       166,202        450,093     6,597,487
                                              -------------  -----------  ------------   ------------   ------------  ------------

Increase (decrease) in net assets
   from operations                            $   2,337,195  $ 1,226,717  $  2,211,959   $    172,825   $  4,564,767  $  6,410,087
                                              =============  ===========  ============   ============   ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                SunAmerica                  Telecom      Worldwide                      Emerging
                                                 Balanced    Technology     Utility     High Income       Comstock       Growth
                                                Portfolio     Portfolio    Portfolio     Portfolio       Portfolio     Portfolio
                                                (Class 3)     (Class 3)    (Class 3)     (Class 3)       (Class II)    (Class II)
                                              -------------  -----------  ----------    -----------     -----------   ------------
Investment income:
      Dividends                               $     266,438  $         0  $    5,342    $    93,568     $ 2,736,220   $      3,649
                                              -------------  -----------  ----------    -----------     -----------   ------------
          Total investment income                   266,438            0       5,342         93,568       2,736,220          3,649
                                              -------------  -----------  ----------    -----------     -----------   ------------

Expenses:
      Mortality and expense risk charge            (172,311)    (129,024)     (1,781)       (16,580)     (4,356,398)      (403,793)
      Distribution expense charge                   (17,745)     (13,430)       (176)        (1,697)       (462,534)       (42,589)
                                              -------------  -----------  ----------    -----------     -----------   ------------
          Total expenses                           (190,056)    (142,454)     (1,957)       (18,277)     (4,818,932)      (446,382)
                                              -------------  -----------  ----------    -----------     -----------   ------------

Net investment income (loss)                         76,382     (142,454)      3,385         75,291      (2,082,712)      (442,733)
                                              -------------  -----------  ----------    -----------     -----------   ------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold                   2,864,513    3,469,959      42,198        409,480      26,711,492      8,418,760
      Cost of shares sold                        (2,742,072)  (3,483,359)    (38,243)      (403,343)    (23,213,403)    (7,715,236)
                                              -------------  -----------  ----------    -----------     -----------   ------------

Net realized gains (losses) from
   securities transactions                          122,441      (13,400)      3,955          6,137       3,498,089        703,524
Realized gain distributions                               0            0           0              0       9,474,640              0
                                              -------------  -----------  ----------    -----------     -----------   ------------

Net realized gains (losses)                         122,441      (13,400)      3,955          6,137      12,972,729        703,524
                                             --------------  -----------  ----------    ------------    ------------  ------------
Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                           800,342      517,112       8,829         17,781      52,631,075      3,235,580
      End of period                                 590,886      437,059       6,114         (1,506)     51,056,508      4,543,751
                                              -------------  -----------  ----------    -----------     -----------   ------------

Change in net unrealized appreciation
     (depreciation) of investments                 (209,456)     (80,053)     (2,715)       (19,287)     (1,574,567)     1,308,171
                                              -------------  -----------  ----------    -----------     -----------   ------------
Increase (decrease) in net assets
   from operations                            $     (10,633) $  (235,907) $    4,625    $    62,141     $ 9,315,450   $  1,568,962
                                              =============  ===========  ==========    ===========     ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                         Growth and                   Conservative   Conservative
                                           Income        Balanced       Balanced        Growth      Equity Income   Flexible Income
                                         Portfolio      Portfolio      Portfolio      Portfolio         Fund           Portfolio
                                         (Class II)     (Class 1)       (Class 1)     (Class 1)       (Class 1)        (Class 1)
                                        ------------   ------------   ------------   ------------   -------------   ---------------
Investment income:
      Dividends                         $  2,543,381   $  2,966,486   $    369,401   $    913,570   $     395,792   $     1,203,382
                                        ------------   ------------   ------------   ------------   -------------   ---------------
          Total investment income          2,543,381      2,966,486        369,401        913,570         395,792         1,203,382
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Expenses:
      Mortality and expense
        risk charge                       (4,533,416)    (2,117,536)      (207,456)      (994,303)       (341,679)         (486,346)
      Distribution expense charge           (480,195)      (233,796)       (23,438)      (109,144)        (38,278)          (54,745)
                                        ------------   ------------   ------------   ------------   -------------   ---------------
          Total expenses                  (5,013,611)    (2,351,332)      (230,894)    (1,103,447)       (379,957)         (541,091)
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Net investment income (loss)              (2,470,230)       615,154        138,507       (189,877)         15,835           662,291
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           19,402,770     16,899,207      2,346,522      8,882,460       1,973,982         5,879,907
      Cost of shares sold                (16,578,087)   (14,511,061)    (2,140,539)    (7,335,791)     (1,575,078)       (5,522,992)
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Net realized gains (losses) from
  securities transactions                  2,824,683      2,388,146        205,983      1,546,669         398,904           356,915
Realized gain distributions                7,181,841              0              0              0               0            45,892
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Net realized gains (losses)               10,006,524      2,388,146        205,983      1,546,669         398,904           402,807
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 48,729,934     22,834,537      1,667,584     13,934,647       5,317,908         2,943,369
      End of period                       67,054,671     26,786,182      1,811,067     16,432,353       7,087,925         2,557,128
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Change in net unrealized appreciation
    (depreciation) of investments         18,324,737      3,951,645        143,483      2,497,706       1,770,017          (386,241)
                                        ------------   ------------   ------------   ------------   -------------   ---------------

Increase (decrease) in net assets
  from operations                       $ 25,861,031   $  6,954,945   $    487,973   $  3,854,498   $   2,184,756   $       678,857
                                        ============   ============   ============   ============   =============   ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                       International      Mid Cap        Money
                                         Growth      Growth & Income      Income          Growth           Stock         Market
                                          Fund            Fund             Fund            Fund            Fund           Fund
                                        (Class 1)      (Class 1)         (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                        ---------    ---------------    -----------    -------------    -----------    -----------
Investment income:
      Dividends                         $   9,310    $       105,033    $   545,518    $       9,698    $    25,315    $    98,342
                                        ---------    ---------------    -----------    -------------    -----------    -----------
          Total investment income           9,310            105,033        545,518            9,698         25,315         98,342
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Expenses:
      Mortality and expense
        risk charge                       (21,994)          (115,969)      (129,049)          (8,211)       (72,841)       (49,838)
      Distribution expense charge          (2,448)           (12,721)       (14,575)            (949)        (8,133)        (5,751)
                                        ---------    ---------------    -----------    -------------    -----------    -----------
          Total expenses                  (24,442)          (128,690)      (143,624)          (9,160)       (80,974)       (55,589)
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Net investment income (loss)              (15,132)           (23,657)       401,894              538        (55,659)        42,753
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           492,414          1,734,179      1,933,399           53,869      1,051,794      4,448,748
      Cost of shares sold                (427,406)        (1,511,537)    (1,923,845)         (49,327)      (884,996)    (4,448,748)
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Net realized gains (losses) from
  securities transactions                  65,008            222,642          9,554            4,542        166,798              0
Realized gain distributions                     0                  0              0                0        356,935              0
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Net realized gains (losses)                65,008            222,642          9,554            4,542        523,733              0
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 257,313          1,459,725        239,840           75,517      1,002,499              0
      End of period                       294,262          1,385,350        (89,358)         184,779      1,141,304              0
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Change in net unrealized appreciation
  (depreciation) of investments            36,949            (74,375)      (329,198)         109,262        138,805              0
                                        ---------    ---------------    -----------    -------------    -----------    -----------

Increase (decrease) in net assets
  from operations                       $  86,825    $       124,610    $    82,250    $     114,342    $   606,879    $    42,753
                                        =========    ===============    ===========    =============    ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                     Short Term       Small           Small         Strategic           U.S.
                                          REIT         Income       Cap Growth      Cap Value        Growth          Government
                                          Fund          Fund           Fund           Fund          Portfolio     Securities Fund
                                        (Class 1)     (Class 1)     (Class 1)     (Class 1) (1)     (Class 1)        (Class 1)
                                        ---------    -----------    ----------    -------------    -----------    ---------------
Investment income:
      Dividends                         $  15,031    $   145,060    $        0    $           0    $   132,875       $   623,304
                                        ---------    -----------    ----------    -------------    -----------       -----------
          Total investment income          15,031        145,060             0                0        132,875           623,304
                                        ---------    -----------    ----------    -------------    -----------       -----------

Expenses:
      Mortality and expense
        risk charge                       (10,528)       (48,105)      (25,091)             (80)      (270,398)         (185,113)
      Distribution expense charge          (1,232)        (5,414)       (2,758)              (9)       (29,985)          (20,890)
                                        ---------    -----------    ----------    -------------    -----------       -----------
          Total expenses                  (11,760)       (53,519)      (27,849)             (89)      (300,383)         (206,003)
                                        ---------    -----------    ----------    -------------    -----------       -----------

Net investment income (loss)                3,271         91,541       (27,849)             (89)      (167,508)          417,301
                                        ---------    -----------    ----------    -------------    -----------       -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           361,075      1,364,994       621,155              223      2,866,651         2,791,124
      Cost of shares sold                (333,935)    (1,409,753)     (569,531)            (222)    (2,378,089)       (2,861,714)
                                        ---------    -----------    ----------    -------------    -----------       -----------

Net realized gains (losses) from
  securities transactions                  27,140        (44,759)       51,624                1        488,562           (70,590)
Realized gain distributions                27,508              0             0                0              0                 0
                                        ---------    -----------    ----------    -------------    -----------       -----------

Net realized gains (losses)                54,648        (44,759)       51,624                1        488,562           (70,590)
                                        ---------    -----------    ----------    -------------    -----------       -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 102,043        (56,651)      386,541                0      3,626,553          (158,227)
      End of period                       105,480       (100,839)      261,553            1,552      4,529,108          (404,172)
                                        ---------    -----------    ----------    -------------    -----------       -----------

Change in net unrealized appreciation
  (depreciation) of investments             3,437        (44,188)     (124,988)           1,552        902,555          (245,945)
                                        ---------    -----------    ----------    -------------    -----------       -----------

Increase (decrease) in net assets
  from operations                       $  61,356    $     2,594    $ (101,213)   $       1,464    $ 1,223,609       $   100,766
                                        =========    ===========    ==========    =============    ===========       ===========

(1)  For the period from July 1, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                         West Coast                    Conservative   Conservative
                                          Equity         Balanced        Balanced        Growth      Equity Income  Flexible Income
                                           Fund         Portfolio       Portfolio       Portfolio        Fund          Portfolio
                                         (Class 1)       (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                        -----------    ------------    ------------   ------------   -------------  ---------------
Investment income:
      Dividends                         $   109,500    $  2,443,878    $    392,538   $    600,844   $     344,301  $     2,105,672
                                        -----------    ------------    ------------   ------------   -------------  ---------------
          Total investment income           109,500       2,443,878         392,538        600,844         344,301        2,105,672
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Expenses:
      Mortality and expense
        risk charge                        (204,293)     (2,028,480)       (261,901)      (795,313)       (344,829)        (962,085)
      Distribution expense charge           (23,149)       (209,679)        (27,217)       (81,656)        (35,450)        (101,076)
                                        -----------    ------------    ------------   ------------   -------------  ---------------
          Total expenses                   (227,442)     (2,238,159)       (289,118)      (876,969)       (380,279)      (1,063,161)
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Net investment income (loss)               (117,942)        205,719         103,420       (276,125)        (35,978)       1,042,511
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           2,127,658      19,013,804       3,054,421      8,226,022       3,977,855        8,967,479
      Cost of shares sold                (1,672,940)    (16,840,015)     (2,862,784)    (7,161,567)     (3,343,736)      (8,599,682)
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Net realized gains (losses) from
  securities transactions                   454,718       2,173,789         191,637      1,064,455         634,119          367,797
Realized gain distributions                       0               0               0              0               0           84,982
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Net realized gains (losses)                 454,718       2,173,789         191,637      1,064,455         634,119          452,779
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 3,600,274      16,375,779       1,212,707      7,437,377       3,518,830        3,599,266
      End of period                       4,432,536      19,830,625       1,492,218      9,485,847       4,882,015        3,168,199
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments             832,262       3,454,846         279,511      2,048,470       1,363,185         (431,067)
                                        -----------    ------------    ------------   ------------   -------------  ---------------

Increase (decrease) in net assets
  from operations                       $ 1,169,038    $  5,834,354    $    574,568   $  2,836,800   $   1,961,326  $     1,064,223
                                        ===========    ============    ============   ============   =============  ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                       International     Mid Cap        Money
                                         Growth      Growth & Income      Income          Growth          Stock        Market
                                          Fund             Fund            Fund            Fund           Fund          Fund
                                        (Class 2)       (Class 2)        (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                        ---------    ---------------    -----------    -------------    ---------    -----------
Investment income:
      Dividends                         $   3,254    $        32,383    $ 1,250,675    $       7,637    $   7,543    $   101,808
                                        ---------    ---------------    -----------    -------------    ---------    -----------
          Total investment income           3,254             32,383      1,250,675            7,637        7,543        101,808
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Expenses:
      Mortality and expense
        risk charge                       (16,914)           (47,480)      (315,246)          (7,630)     (40,811)       (63,860)
      Distribution expense charge          (1,727)            (4,770)       (32,948)            (785)      (4,104)        (6,715)
                                        ---------    ---------------    -----------    -------------    ---------    -----------
          Total expenses                  (18,641)           (52,250)      (348,194)          (8,415)     (44,915)       (70,575)
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Net investment income (loss)              (15,387)           (19,867)       902,481             (778)     (37,372)        31,233
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           337,932            873,899      6,686,839           52,825      685,825      8,772,790
      Cost of shares sold                (295,169)          (781,864)    (6,755,322)         (48,867)    (599,631)    (8,772,790)
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Net realized gains (losses) from
  securities transactions                  42,763             92,035        (68,483)           3,958       86,194              0
Realized gain distributions                     0                  0              0                0      177,250              0
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Net realized gains (losses)                42,763             92,035        (68,483)           3,958      263,444              0
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 165,351            462,539        395,384           47,484      437,667              0
      End of period                       192,617            432,362       (346,829)         154,227      509,239              0
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Change in net unrealized appreciation
  (depreciation) of investments            27,266            (30,177)      (742,213)         106,743       71,572              0
                                        ---------    ---------------    -----------    -------------    ---------    -----------

Increase (decrease) in net assets
  from operations                       $  54,642    $        41,991    $    91,785    $     109,923    $ 297,644    $    31,233
                                        =========    ===============    ===========    =============    =========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                     Short Term       Small         Small          Strategic          U.S.
                                          REIT         Income       Cap Growth     Cap Value        Growth         Government
                                          Fund          Fund          Fund           Fund          Portfolio     Securities Fund
                                        (Class 2)     (Class 2)     (Class 2)    (Class 2) (1)     (Class 2)        (Class 2)
                                        ---------    -----------    ---------    -------------    -----------    ---------------
Investment income:
      Dividends                         $  16,757    $   220,191    $       0    $           0    $    85,719    $       434,493
                                        ---------    -----------    ---------    -------------    -----------    ---------------
          Total investment income          16,757        220,191            0                0         85,719            434,493
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Expenses:
      Mortality and expense
        risk charge                       (10,070)       (84,093)     (15,920)             (39)      (247,211)          (155,432)
      Distribution expense charge          (1,058)        (8,751)      (1,609)              (4)       (25,817)           (16,127)
                                        ---------    -----------    ---------    -------------    -----------    ---------------
          Total expenses                  (11,128)       (92,844)     (17,529)             (43)      (273,028)          (171,559)
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Net investment income (loss)                5,629        127,347      (17,529)             (43)      (187,309)           262,934
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           539,022      2,730,246      427,419              121      3,983,252          4,947,566
      Cost of shares sold                (519,626)    (2,806,643)    (412,636)            (129)    (3,529,341)        (5,054,690)
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Net realized gains (losses) from
  securities transactions                  19,396        (76,397)      14,783               (8)       453,911           (107,124)
Realized gain distributions                31,012              0            0                0              0                  0
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Net realized gains (losses)                50,408        (76,397)      14,783               (8)       453,911           (107,124)
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                  21,983       (117,419)     128,524                0      2,202,982           (143,197)
      End of period                        45,161       (164,392)     103,410              (68)     2,996,182           (263,861)
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Change in net unrealized appreciation
  (depreciation) of investments            23,178        (46,973)     (25,114)             (68)       793,200           (120,664)
                                        ---------    -----------    ---------    -------------    -----------    ---------------

Increase (decrease) in net assets
  from operations                       $  79,215    $     3,977    $ (27,860)   $        (119)   $ 1,059,802    $        35,146
                                        =========    ===========    =========    =============    ===========    ===============

(1)  For the period from July 1, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                       Nations
                                                        Nations        Nations         Nations         Marsico         Nations
                                         West Coast      Asset       High Yield     International      Focused         Marsico
                                          Equity       Allocation       Bond            Value          Equities        Growth
                                           Fund        Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                         (Class 2)      (Class B)     (Class B)     (Class B) (2)      (Class B)      (Class B)
                                        -----------    ----------    -----------    -------------    ------------    -----------
Investment income:
      Dividends                         $    44,026    $      199    $    45,131    $     109,214    $          0    $         0
                                        -----------    ----------    -----------    -------------    ------------    -----------
          Total investment income            44,026           199         45,131          109,214               0              0
                                        -----------    ----------    -----------    -------------    ------------    -----------

Expenses:
      Mortality and expense
        risk charge                        (122,933)      (19,365)      (409,917)        (100,909)       (779,000)       (85,177)
      Distribution expense charge           (12,615)       (2,083)       (41,697)          (9,899)        (79,116)        (9,123)
                                        -----------    ----------    -----------    -------------    ------------    -----------
          Total expenses                   (135,548)      (21,448)      (451,614)        (110,808)       (858,116)       (94,300)
                                        -----------    ----------    -----------    -------------    ------------    -----------

Net investment income (loss)                (91,522)      (21,249)      (406,483)          (1,594)       (858,116)       (94,300)
                                        -----------    ----------    -----------    -------------    ------------    -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold           1,664,160       215,175      5,017,846        8,207,864       5,431,806        939,774
      Cost of shares sold                (1,408,925)     (194,385)    (4,816,678)      (8,035,124)     (4,494,461)      (824,294)
                                        -----------    ----------    -----------    -------------    ------------    -----------

Net realized gains (losses) from
  securities transactions                   255,235        20,790        201,168          172,740         937,345        115,480
Realized gain distributions                       0             0         79,846        2,073,758               0              0
                                        -----------    ----------    -----------    -------------    ------------    -----------

Net realized gains (losses)                 255,235        20,790        281,014        2,246,498         937,345        115,480
                                        -----------    ----------    -----------    -------------    ------------    -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                 1,601,400       168,438        951,829        2,016,082       7,567,051        991,416
      End of period                       2,007,429       207,440      1,229,208                0      12,479,807      1,322,482
                                        -----------    ----------    -----------    -------------    ------------    -----------

Change in net unrealized appreciation
  (depreciation) of investments             406,029        39,002        277,379       (2,016,082)      4,912,756        331,066
                                        -----------    ----------    -----------    -------------    ------------    -----------

Increase (decrease) in net assets
  from operations                       $   569,742    $   38,543    $   151,910    $     228,822    $  4,991,985    $   352,246
                                        ===========    ==========    ===========    =============    ============    ===========

(2)  For the period from January 1, 2005 to December 9, 2005.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                           Nations
                                          Nations          Marsico        Nations      Nations
                                          Marsico       International     MidCap        Small        Nations         Asset
                                        21st Century    Opportunities     Growth       Company        Value        Allocation
                                         Portfolio        Portfolio      Portfolio    Portfolio     Portfolio         Fund
                                         (Class B)        (Class B)      (Class B)    (Class B)     (Class B)       (Class 2)
                                        ------------    -------------    ---------    ---------    -----------    ------------
Investment income:
      Dividends                         $          0    $       5,541    $       0    $       0    $         0    $  2,718,731
                                        ------------    -------------    ---------    ---------    -----------    ------------
          Total investment income                  0            5,541            0            0              0       2,718,731
                                        ------------    -------------    ---------    ---------    -----------    ------------

Expenses:
      Mortality and expense
        risk charge                          (18,716)         (79,409)     (26,704)     (53,448)       (90,121)     (1,621,153)
      Distribution expense charge             (1,979)          (8,558)      (2,809)      (5,663)        (9,636)       (175,944)
                                        ------------    -------------    ---------    ---------    -----------    ------------
          Total expenses                     (20,695)         (87,967)     (29,513)     (59,111)       (99,757)     (1,797,097)
                                        ------------    -------------    ---------    ---------    -----------    ------------

Net investment income (loss)                 (20,695)         (82,426)     (29,513)     (59,111)       (99,757)        921,634
                                        ------------    -------------    ---------    ---------    -----------    ------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold              157,896        1,152,061      248,649      517,353      1,550,669       5,672,172
      Cost of shares sold                   (120,357)        (957,819)    (219,214)    (446,935)    (1,319,104)     (4,969,633)
                                        ------------    -------------    ---------    ---------    -----------    ------------

Net realized gains (losses) from
  securities transactions                     37,539          194,242       29,435       70,418        231,565         702,539
Realized gain distributions                        0          117,444      131,466            0         59,783               0
                                        ------------    -------------    ---------    ---------    -----------    ------------

Net realized gains (losses)                   37,539          311,686      160,901       70,418        291,348         702,539
                                        ------------    -------------    ---------    ---------    -----------    ------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                    363,221          917,079      348,995      766,286        921,386      11,945,135
      End of period                          431,576        1,745,243      281,607      915,182      1,221,526      19,194,124
                                        ------------    -------------    ---------    ---------    -----------    ------------

Change in net unrealized appreciation
  (depreciation) of investments               68,355          828,164      (67,388)     148,896        300,140       7,248,989
                                        ------------    -------------    ---------    ---------    -----------    ------------

Increase (decrease) in net assets
  from operations                       $     85,199    $   1,057,424    $  64,000    $ 160,203    $   491,731    $  8,873,162
                                        ============    =============    =========    =========    ===========    ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                         Global                          Growth         Asset           Cash
                                         Growth          Growth          Income       Allocation     Management         Growth
                                          Fund            Fund            Fund           Fund           Fund             Fund
                                        (Class 2)       (Class 2)       (Class 2)      (Class 3)      (Class 3)        (Class 3)
                                       ------------   -------------   ------------   ------------   -------------   ---------------
Investment income:
      Dividends                        $  1,633,754   $   3,721,455   $  7,571,006   $  1,653,157   $     128,603   $     3,365,376
                                       ------------   -------------   ------------   ------------   -------------   ---------------
          Total investment income         1,633,754       3,721,455      7,571,006      1,653,157         128,603         3,365,376
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Expenses:
      Mortality and expense
        risk charge                      (3,467,311)     (6,894,120)    (7,493,988)      (888,153)       (213,466)       (5,626,900)
      Distribution expense charge          (368,322)       (731,831)      (796,245)      (115,459)        (27,830)         (731,618)
                                       ------------   -------------   ------------   ------------   -------------   ---------------
          Total expenses                 (3,835,633)     (7,625,951)    (8,290,233)    (1,003,612)       (241,296)       (6,358,518)
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Net investment income (loss)             (2,201,879)     (3,904,496)      (719,227)       649,545        (112,693)       (2,993,142)
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold          10,877,033      30,445,310     31,141,770     14,515,611      23,228,456       106,581,316
      Cost of shares sold                (9,416,745)    (26,064,175)   (27,927,134)   (15,462,606)    (23,222,855)     (121,016,072)
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Net realized gains (losses) from
  securities transactions                 1,460,288       4,381,135      3,214,636       (946,995)          5,601       (14,434,756)
Realized gain distributions                       0               0      2,158,511              0               0                 0
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Net realized gains (losses)               1,460,288       4,381,135      5,373,147       (946,995)          5,601       (14,434,756)
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                26,668,934      57,696,099     60,330,710     (7,186,564)       (193,739)      (89,797,342)
      End of period                      60,387,208     128,831,047     80,548,453     (1,186,137)        169,701        (5,671,342)
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Change in net unrealized appreciation
  (depreciation) of investments          33,718,274      71,134,948     20,217,743      6,000,427         363,440        84,126,000
                                       ------------   -------------   ------------   ------------   -------------   ---------------

Increase (decrease) in net assets
  from operations                      $ 32,976,683   $  71,611,587   $ 24,871,663   $  5,702,977   $     256,348   $    66,698,102
                                       ============   =============   ============   ============   =============   ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                                                                                         U.S.
                                                                                      Government/
                                          Growth-       High-Income                    AAA-Rated        Growth        Mid Cap
                                          Income           Bond       International    Securities     and Income       Value
                                           Fund            Fund           Fund           Fund          Portfolio     Portfolio
                                         (Class 3)       (Class 3)      (Class 3)      (Class 3)       (Class VC)    (Class VC)
                                       -------------   ------------   -------------   ------------   ------------   ------------
Investment income:
      Dividends                        $   6,274,261   $  2,358,312   $   1,548,021   $  1,507,345   $  1,791,310   $    486,693
                                       -------------   ------------   -------------   ------------   ------------   ------------
          Total investment income          6,274,261      2,358,312       1,548,021      1,507,345      1,791,310        486,693
                                       -------------   ------------   -------------   ------------   ------------   ------------

Expenses:
      Mortality and expense
        risk charge                       (5,659,922)      (463,025)     (1,258,580)      (468,544)    (2,397,179)    (1,452,441)
      Distribution expense charge           (735,831)       (60,268)       (163,673)       (60,968)      (256,045)      (157,722)
                                       -------------   ------------   -------------   ------------   ------------   ------------
          Total expenses                  (6,395,753)      (523,293)     (1,422,253)      (529,512)    (2,653,224)    (1,610,163)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net investment income (loss)                (121,492)     1,835,019         125,768        977,833       (861,914)    (1,123,470)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions:
      Proceeds from shares sold          105,414,045     14,083,085      24,328,881      9,832,927     15,331,030     10,041,735
      Cost of shares sold               (117,408,948)   (16,565,208)    (26,150,675)   (10,730,083)   (13,378,660)    (8,161,655)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                (11,994,903)    (2,482,123)     (1,821,794)      (897,156)     1,952,370      1,880,080
Realized gain distributions                1,990,632              0               0              0     10,944,601      6,650,119
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net realized gains (losses)              (10,004,271)    (2,482,123)     (1,821,794)      (897,156)    12,896,971      8,530,199
                                       -------------   ------------   -------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                (60,588,017)    (7,122,558)    (15,016,209)    (4,070,944)    24,419,044     17,973,399
      End of period                      (30,224,952)    (6,178,597)      6,426,195     (3,681,870)    16,273,394     17,729,256
                                       -------------   ------------   -------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments           30,363,065        943,961      21,442,404        389,074     (8,145,650)      (244,143)
                                       -------------   ------------   -------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                      $  20,237,302   $    296,857   $  19,746,378   $    469,751   $  3,889,407   $  7,162,586
                                       =============   ============   =============   ============   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                         BB&T
                                            BB&T            BB&T           BB&T           BB&T          Special          BB&T
                                       Capital Manager    Large Cap    Large Company     Mid Cap     Opportunities  Total Return
                                         Equity VIF       Value VIF     Growth VIF     Growth VIF     Equity VIF      Bond VIF
                                        Portfolio (3)   Portfolio (3)  Portfolio (3)  Portfolio (3)  Portfolio (3)  Portfolio (3)
                                       ---------------  -------------  -------------  -------------  -------------  -------------
Investment income:
      Dividends                        $           322  $         670  $          24  $           0  $           0  $         502
                                       ---------------  -------------  -------------  -------------  -------------  -------------
          Total investment income                  322            670             24              0              0            502
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Expenses:
      Mortality and expense
        risk charge                                (29)           (78)            (9)          (204)          (257)          (171)
      Distribution expense charge                   (3)            (8)            (1)           (22)           (28)           (18)
                                       ---------------  -------------  -------------  -------------  -------------  -------------
          Total expenses                           (32)           (86)           (10)          (226)          (285)          (189)
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Net investment income (loss)                       290            584             14           (226)          (285)           313
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold                     29             44              6            159            152             98
      Cost of shares sold                          (27)           (43)            (5)          (159)          (151)           (98)
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Net realized gains (losses) from
  securities transactions                            2              1              1              0              1              0
Realized gain distributions                          0              0              0              0              0              0
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Net realized gains (losses)                          2              1              1              0              1              0
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                            0              0              0              0              0              0
      End of period                               (450)        (1,758)          (256)           275          1,258            456
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Change in net unrealized appreciation
    (depreciation) of investments                 (450)        (1,758)          (256)           275          1,258            456
                                       ---------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                      $          (158) $      (1,173) $        (241) $          49  $         974  $         769
                                       ===============  =============  =============  =============  =============  =============

(3)  For the period from October 10, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005

                                                                      Government
                                          Asset          Capital          and                            Natural         Asset
                                       Allocation      Appreciation   Quality Bond       Growth         Resources      Allocation
                                        Portfolio        Portfolio     Portfolio        Portfolio       Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $   4,906,475   $  (9,485,906)  $   7,605,643   $  (2,229,428)  $  (1,497,116)  $    227,813

  Net realized gains (losses)             5,524,557     (24,442,430)        529,074       6,402,404      16,137,118        364,681
  Change in net unrealized
     appreciation (depreciation)
      of investments                        537,384     102,073,405      (4,523,316)     12,560,723      39,059,548        (59,988)
                                      -------------   -------------   -------------   -------------   -------------   ------------
      Increase (decrease) in
        net assets from operations       10,968,416      68,145,069       3,611,401      16,733,699      53,699,550        532,506
                                      -------------   -------------   -------------   -------------   -------------   ------------

From capital transactions:
  Net proceeds from units sold            2,626,862       4,450,785       2,541,426       2,395,794         839,085        307,578
  Cost of units redeemed                (62,955,694)   (113,408,574)    (58,717,050)    (49,860,347)    (21,252,647)    (1,496,415)
  Annuity benefit payments                 (431,050)       (491,457)       (354,614)       (238,475)        (71,079)             0
  Net transfers                         (10,616,268)    (51,950,786)     (1,212,149)    (21,208,517)     32,884,334        (84,727)
  Contract maintenance charge              (136,796)       (332,963)       (114,348)       (131,196)        (46,824)        (2,933)
                                      -------------   -------------   -------------   -------------   -------------   ------------
      Increase (decrease) in net
       assets from capital
       transactions                     (71,512,946)   (161,732,995)    (57,856,735)    (69,042,741)     12,352,869     (1,276,497)
                                      -------------   -------------   -------------   -------------   -------------   ------------

Increase (decrease) in net assets       (60,544,530)    (93,587,926)    (54,245,334)    (52,309,042)     66,052,419       (743,991)
Net assets at beginning of period       382,278,134     851,237,491     368,063,059     375,237,336     113,436,088     18,384,242
                                      -------------   -------------   -------------   -------------   -------------   ------------
Net assets at end of period           $ 321,733,604   $ 757,649,565   $ 313,817,725   $ 322,928,294   $ 179,488,507   $ 17,640,251
                                      =============   =============   =============   =============   =============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                      Government
                                         Capital          and                          Natural         Asset         Capital
                                     Appreciation    Quality Bond       Growth        Resources     Allocation    Appreciation
                                       Portfolio       Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                       (Class 2)       (Class 2)       (Class 2)      (Class 2)      (Class 3)      (Class 3)
                                     -------------   -------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  (1,679,126)  $   2,822,381   $   (604,033)  $   (324,141)  $    188,379   $  (3,127,459)

     Net realized gains (losses)         3,281,827        (522,884)     4,492,157      3,900,503         91,446         839,827
     Change in net unrealized
       appreciation (depreciation)
       of investments                    9,629,243      (1,203,279)       (55,923)     6,342,653        208,224      25,732,874
                                     -------------   -------------   ------------   ------------   ------------   -------------
         Increase (decrease) in net
             assets from operations     11,231,944       1,096,218      3,832,201      9,919,015        488,049      23,445,242
                                     -------------   -------------   ------------   ------------   ------------   -------------

From capital transactions:
     Net proceeds from units sold        2,352,670       1,858,238      1,663,290        609,299      3,968,385      57,910,738
     Cost of units redeemed             (8,972,319)    (10,982,257)    (4,422,464)    (2,275,928)      (656,642)    (10,759,187)
     Annuity benefit payments                    0               0              0              0              0               0
     Net transfers                      (2,091,593)      3,368,293     (1,782,954)     3,625,293      1,357,332      23,616,606
     Contract maintenance charge           (21,785)        (21,419)       (12,458)        (4,489)        (1,797)        (31,722)
                                     -------------   -------------   ------------   ------------   ------------   -------------
         Increase (decrease)
          in net assets from
          capital transactions          (8,733,027)     (5,777,145)    (4,554,586)     1,954,175      4,667,278      70,736,435
                                     -------------   -------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets        2,498,917      (4,680,927)      (722,385)    11,873,190      5,155,327      94,181,677
Net assets at beginning of period      123,237,079     129,395,172     77,079,482     21,312,223     11,903,503     168,649,045
                                     -------------   -------------   ------------   ------------   ------------   -------------
Net assets at end of period          $ 125,735,996   $ 124,714,245   $ 76,357,097   $ 33,185,413   $ 17,058,830   $ 262,830,722
                                     =============   =============   ============   ============   ============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                      Government
                                         and                           Natural        Aggressive      Alliance       Blue Chip
                                      Quality Bond      Growth        Resources        Growth          Growth          Growth
                                       Portfolio       Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                       (Class 3)       (Class 3)      (Class 3)       (Class 1)       (Class 1)       (Class 1)
                                     -------------   -------------   ------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   5,692,756   $  (1,066,079)  $   (470,766)  $  (1,940,361)  $  (7,670,110)  $   (221,718)

     Net realized gains (losses)          (270,695)      5,065,806      3,659,438      (8,442,103)    (67,439,365)      (208,539)
     Change in net unrealized
        appreciation (depreciation)
        of investments                  (3,501,447)      2,993,470     10,019,415      19,033,014     162,956,041        643,706
                                     -------------   -------------   ------------   -------------   -------------   ------------
         Increase (decrease) in net
            assets from operations       1,920,614       6,993,197     13,208,087       8,650,550      87,846,566        213,449
                                     -------------   -------------   ------------   -------------   -------------   ------------

From capital transactions:
     Net proceeds from units sold       56,483,504      32,490,921     17,954,499         853,006       3,746,875        243,270
     Cost of units redeemed            (18,755,902)     (7,324,328)    (1,964,464)    (18,877,788)   (100,553,859)    (3,688,520)
     Annuity benefit payments                    0               0              0         (47,976)       (537,207)        (4,033)
     Net transfers                      38,478,568      14,473,114      7,621,267     (12,496,855)    (62,410,159)     2,283,454
     Contract maintenance charge           (37,895)        (20,314)        (4,080)        (75,626)       (397,192)        (9,765)
                                     -------------   -------------   ------------   -------------   -------------   ------------
         Increase (decrease) in net
            assets from capital
            transactions                76,168,275      39,619,393     23,607,222     (30,645,239)   (160,151,542)    (1,175,594)
                                     -------------   -------------   ------------   -------------   -------------   ------------

Increase (decrease) in net assets       78,088,889      46,612,590     36,815,309     (21,994,689)    (72,304,976)      (962,145)
Net assets at beginning of period      214,338,476      99,754,464     21,183,866     143,920,224     749,771,483     25,017,804
                                     -------------   -------------   ------------   -------------   -------------   ------------
Net assets at end of period          $ 292,427,365   $ 146,367,054   $ 57,999,175   $ 121,925,535   $ 677,466,507   $ 24,055,659
                                     =============   =============   ============   =============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                         Davis                                          Federated
                                        Cash           Corporate        Venture          "Dogs" of      Emerging         American
                                      Management         Bond            Value         Wall Street       Markets         Leaders
                                       Portfolio       Portfolio       Portfolio        Portfolio      Portfolio        Portfolio
                                       (Class 1)       (Class 1)        (Class 1)        (Class 1)      (Class 1)       (Class 1)
                                     -------------   -------------   ---------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    (741,424)  $   5,402,853   $    (8,728,365)  $    474,340   $  (1,159,036)  $     (64,678)

     Net realized gains (losses)           530,577       1,183,592        60,947,206      2,126,374       6,246,208       3,568,665
     Change in net unrealized
        appreciation (depreciation)
        of investments                   2,030,683      (5,989,902)       78,341,301     (5,856,712)     25,703,699         202,621
                                     -------------   -------------   ---------------   ------------   -------------   -------------
         Increase (decrease) in net
           assets from operations        1,819,836         596,543       130,560,142     (3,255,998)     30,790,871       3,706,608
                                     -------------   -------------   ---------------   ------------   -------------   -------------

From capital transactions:
     Net proceeds from units sold        4,994,924       1,905,783         7,981,478        266,800         438,627         730,466
     Cost of units redeemed            (69,967,974)    (28,585,177)     (243,653,729)   (11,269,890)    (13,539,282)    (23,811,135)
     Annuity benefit payments             (322,514)       (175,461)       (1,203,967)       (22,144)        (11,502)       (127,115)
     Net transfers                      49,920,954       6,235,031       (54,064,560)    (9,052,810)     15,708,476     (12,083,998)
     Contract maintenance charge           (65,852)        (56,053)         (662,773)       (30,910)        (40,032)        (59,421)
                                     -------------   -------------   ---------------   ------------   -------------   -------------
         Increase (decrease) in net
         assets from capital
         transactions                  (15,440,462)    (20,675,877)     (291,603,551)   (20,108,954)      2,556,287     (35,351,203)
                                     -------------   -------------   ---------------   ------------   -------------   -------------

Increase (decrease) in net assets      (13,620,626)    (20,079,334)     (161,043,409)   (23,364,952)     33,347,158     (31,644,595)
Net assets at beginning of period      135,050,861     194,730,836     1,657,605,750     78,877,465      88,049,372     157,581,658
                                     -------------   -------------   ---------------   ------------   -------------   -------------
Net assets at end of period          $ 121,430,235   $ 174,651,502   $ 1,496,562,341   $ 55,512,513   $ 121,396,530   $ 125,937,063
                                     =============   =============   ===============   ============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                       Goldman
                                        Global         Global           Sachs         Growth-         Growth       High-Yield
                                         Bond         Equities        Research        Income       Opportunities      Bond
                                       Portfolio      Portfolio      Portfolio       Portfolio        Portfolio     Portfolio
                                       (Class 1)      (Class 1)      (Class 1)       (Class 1)        (Class 1)     (Class 1)
                                     ------------   -------------   ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  1,279,001   $  (2,135,879)  $   (174,273)  $  (6,002,812)  $   (241,064)  $  14,897,936

     Net realized gains (losses)        1,423,365      (3,630,811)       162,913       3,500,680         43,503       7,497,901
     Change in net unrealized
       appreciation (depreciation)
       of investments                    (286,674)     27,579,907        188,828      29,956,649      1,044,156      (7,202,286)
                                     ------------   -------------   ------------   -------------   ------------   -------------
         Increase (decrease) in net
           assets from operations       2,415,692      21,813,217        177,468      27,454,517        846,595      15,193,551
                                     ------------   -------------   ------------   -------------   ------------   -------------

From capital transactions:
     Net proceeds from units sold         667,875         995,147         46,534       3,526,012        149,554       1,073,830
     Cost of units redeemed           (13,256,707)    (26,403,410)    (1,992,464)    (99,225,117)    (2,424,932)    (34,252,130)
     Annuity benefit payments             (60,326)       (172,869)       (10,645)       (661,364)       (29,298)       (172,669)
     Net transfers                      4,877,623      (5,641,350)    (2,290,668)    (69,977,124)    (1,991,090)    (23,333,051)
     Contract maintenance charge          (23,637)        (78,878)        (5,463)       (278,394)        (8,909)        (65,032)
                                     ------------   -------------   ------------   -------------   ------------   -------------
         Increase (decrease) in net
            assets from capital
            transactions               (7,795,172)    (31,301,360)    (4,252,706)   (166,615,987)    (4,304,675)    (56,749,052)
                                     ------------   -------------   ------------   -------------   ------------   -------------

Increase (decrease) in net assets      (5,379,480)     (9,488,143)    (4,075,238)   (139,161,470)    (3,458,080)    (41,555,501)
Net assets at beginning of period      82,766,021     185,921,956     18,976,094     699,908,679     18,188,614     235,859,948
                                     ------------   -------------   ------------   -------------   ------------   -------------
Net assets at end of period          $ 77,386,541   $ 176,433,813   $ 14,900,856   $ 560,747,209   $ 14,730,534   $ 194,304,447
                                     ============   =============   ============   =============   ============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                         MFS
                                     International   International                  Massachusetts       MFS
                                      Diversified       Growth          Marsico       Investors        Mid-Cap           MFS
                                        Equities       & Income         Growth          Trust          Growth        Total Return
                                       Portfolio       Portfolio      Portfolio       Portfolio      Portfolio        Portfolio
                                       (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                     -------------   -------------   ------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $     (71,708)  $  (1,391,889)  $   (977,223)  $  (1,341,057)  $  (1,962,724)  $   2,923,059

     Net realized gains (losses)         2,416,686       8,812,277      2,856,074      (3,037,667)    (16,899,434)     34,895,753
     Change in net unrealized
       appreciation (depreciation)
       of investments                   13,450,582      16,476,166      3,520,398      14,239,214      19,298,078     (30,523,000)
                                     -------------   -------------   ------------   -------------   -------------   -------------
         Increase (decrease) in net
           assets from operations       15,795,560      23,896,554      5,399,249       9,860,490         435,920       7,295,812
                                     -------------   -------------   ------------   -------------   -------------   -------------

From capital transactions:
     Net proceeds from units sold          713,310         856,706        424,903         951,058         805,604       3,776,570
     Cost of units redeemed            (22,990,213)    (31,948,463)    (8,203,151)    (23,925,038)    (17,412,315)    (75,356,271)
     Annuity benefit payments             (103,009)       (101,015)        (5,913)       (127,322)        (88,087)       (225,854)
     Net transfers                      (1,945,449)       (311,877)     5,106,549     (13,155,121)    (17,053,865)      5,999,623
     Contract maintenance charge           (52,186)        (76,357)       (19,317)        (79,418)        (63,294)       (182,818)
                                     -------------   -------------   ------------   -------------   -------------   -------------
         Increase (decrease) in net
           assets from capital
           transactions                (24,377,547)    (31,581,006)    (2,696,929)    (36,335,841)    (33,811,957)    (65,988,750)
                                     -------------   -------------   ------------   -------------   -------------   -------------

Increase (decrease) in net assets       (8,581,987)     (7,684,452)     2,702,320     (26,475,351)    (33,376,037)    (58,692,938)
Net assets at beginning of period      151,934,480     217,669,286     65,643,534     192,713,777     154,117,911     547,419,678
                                     -------------   -------------   ------------   -------------   -------------   -------------
Net assets at end of period          $ 143,352,493   $ 209,984,834   $ 68,345,854   $ 166,238,426   $ 120,741,874   $ 488,726,740
                                     =============   =============   ============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                         Putnam
                                         Growth:          Real         SunAmerica                      Telecom        Worldwide
                                         Voyager         Estate         Balanced       Technology      Utility       High Income
                                        Portfolio       Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                      -------------   -------------   -------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  (1,637,090)  $     555,375   $   1,238,680   $   (343,220)  $    957,686   $  3,836,646

     Net realized gains (losses)        (17,729,061)     24,212,889      (6,905,989)      (610,399)    (1,449,089)    (1,954,264)
     Change in net unrealized
         appreciation (depreciation)
          of investments                 25,635,157     (10,483,792)      5,687,488        248,634      2,262,314      1,538,480
                                      -------------   -------------   -------------   ------------   ------------   ------------
         Increase (decrease) in net
           assets from operations         6,269,006      14,284,472          20,179       (704,985)     1,770,911      3,420,862
                                      -------------   -------------   -------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold         1,236,336         623,914         988,552        219,033        206,255        391,221
     Cost of units redeemed             (26,927,105)    (21,608,012)    (24,400,029)    (3,111,502)    (6,076,291)   (12,192,306)
     Annuity benefit payments              (139,003)        (90,955)       (147,003)       (30,122)       (34,528)       (30,626)
     Net transfers                      (19,778,893)     (9,510,187)    (16,568,255)    (1,831,048)    (2,900,958)      (560,599)
     Contract maintenance charge           (107,258)        (48,082)        (97,469)       (10,973)       (16,869)       (23,395)
                                      -------------   -------------   -------------   ------------   ------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                 (45,715,923)    (30,633,322)    (40,224,204)    (4,764,612)    (8,822,391)   (12,415,705)
                                      -------------   -------------   -------------   ------------   ------------   ------------

Increase (decrease) in net assets       (39,446,917)    (16,348,850)    (40,204,025)    (5,469,597)    (7,051,480)    (8,994,843)
Net assets at beginning of period       198,871,321     152,120,150     181,055,953     26,583,352     41,052,332     69,072,552
                                      -------------   -------------   -------------   ------------   ------------   ------------
Net assets at end of period           $ 159,424,404   $ 135,771,300   $ 140,851,928   $ 21,113,755   $ 34,000,852   $ 60,077,709
                                      =============   =============   =============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                                    Davis
                                       Aggressive      Alliance       Blue Chip        Cash         Corporate      Venture
                                        Growth          Growth         Growth       Management        Bond           Value
                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                       (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)       (Class 2)
                                      ------------   ------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $   (195,511)  $   (871,205)  $   (128,305)  $   (400,838)  $  1,543,617   $  (1,361,513)

     Net realized gains (losses)           696,853      1,226,876        255,297        144,298        217,844       4,879,835
     Change in net unrealized
         appreciation (depreciation)
          of investments                   354,070      8,997,169        (72,337)       747,984     (1,666,353)     13,041,892
                                      ------------   ------------   ------------   ------------   ------------   -------------
         Increase (decrease) in net
           assets from operations          855,412      9,352,840         54,655        491,444         95,108      16,560,214
                                      ------------   ------------   ------------   ------------   ------------   -------------

From capital transactions:
     Net proceeds from units sold          157,846      1,596,800        126,940      3,167,232        888,563       2,839,617
     Cost of units redeemed               (829,075)    (4,637,491)      (983,256)   (15,153,449)    (4,291,995)    (12,750,675)
     Annuity benefit payments                    0              0              0              0              0               0
     Net transfers                          62,551     (1,116,723)      (690,707)     5,383,391      2,692,154        (597,727)
     Contract maintenance charge            (2,653)       (15,392)        (2,266)        (8,622)        (7,383)        (33,227)
                                      ------------   ------------   ------------   ------------   ------------   -------------
         Increase (decrease) in net
            assets from capital
            transactions                  (611,331)    (4,172,806)    (1,549,289)    (6,611,448)      (718,661)    (10,542,012)
                                      ------------   ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets          244,081      5,180,034     (1,494,634)    (6,120,004)      (623,553)      6,018,202
Net assets at beginning of period       12,961,719     68,896,859     12,287,985     48,330,416     54,193,855     196,647,275
                                      ------------   ------------   ------------   ------------   ------------   -------------
Net assets at end of period           $ 13,205,800   $ 74,076,893   $ 10,793,351   $ 42,210,412   $ 53,570,302   $ 202,665,477
                                      ============   ============   ============   ============   ============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                    Federated
                                      "Dogs" of       Emerging       American       Foreign         Global         Global
                                     Wall Street       Markets       Leaders         Value           Bond         Equities
                                      Portfolio       Portfolio     Portfolio      Portfolio      Portfolio       Portfolio
                                       (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                     ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    137,444   $   (214,982)  $    (33,427)  $   (946,435)  $    273,604   $   (166,098)

     Net realized gains (losses)          345,283      1,295,154        595,572      1,173,763        230,782        382,643
     Change in net unrealized
        appreciation (depreciation)
        of investments                 (1,372,848)     3,920,738        (38,480)     4,903,405        (83,466)     1,399,548
                                     ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net
            assets from operations       (890,121)     5,000,910        523,665      5,130,733        420,920      1,616,093
                                     ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold         236,251        336,898        204,372      1,621,911        294,935        159,175
     Cost of units redeemed            (1,199,911)    (1,146,080)    (1,315,407)    (3,341,546)    (1,304,921)      (707,669)
     Annuity benefit payments                   0              0              0              0              0              0
     Net transfers                       (450,614)     2,035,092     (1,112,880)     4,087,285      3,480,436      1,796,807
     Contract maintenance charge           (3,215)        (2,909)        (3,711)        (9,686)        (2,516)        (2,233)
                                     ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                (1,417,489)     1,223,001     (2,227,626)     2,357,964      2,467,934      1,246,080
                                     ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets      (2,307,610)     6,223,911     (1,703,961)     7,488,697      2,888,854      2,862,173
Net assets at beginning of period      20,381,063     13,164,866     20,723,558     58,239,499     13,981,610     11,374,003
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period          $ 18,073,453   $ 19,388,777   $ 19,019,597   $ 65,728,196   $ 16,870,464   $ 14,236,176
                                     ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                       Goldman                                                International   International
                                        Sachs        Growth-        Growth       High-Yield     Diversified      Growth
                                      Research       Income      Opportunities      Bond        Equities       & Income
                                      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                      (Class 2)     (Class 2)     (Class 2)      (Class 2)      (Class 2)       (Class 2)
                                     -----------   ------------   -----------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (69,678)  $   (429,439)  $   (89,826)  $  3,017,043   $    (57,105)  $   (266,866)

     Net realized gains (losses)         230,122      1,149,191       155,806      1,529,108      1,161,877      1,830,920
     Change in net unrealized
        appreciation (depreciation)
        of investments                   (78,154)     1,041,769       248,159     (1,933,134)     4,334,274      2,234,466
                                     -----------   ------------   -----------   ------------   ------------   ------------
         Increase (decrease) in net
           assets from operations         82,290      1,761,521       314,139      2,613,017      5,439,046      3,798,520
                                     -----------   ------------   -----------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold         69,043        404,202        61,053        480,722      1,065,043        263,020
     Cost of units redeemed             (468,090)    (2,863,424)     (403,575)    (3,035,538)    (2,606,714)    (2,961,968)
     Annuity benefit payments                  0              0             0              0              0              0
     Net transfers                      (348,477)    (3,700,653)       61,824     (3,362,692)     3,456,526        743,099
     Contract maintenance charge          (1,038)        (7,755)       (1,352)        (4,725)        (8,262)        (4,264)
                                     -----------   ------------   -----------   ------------   ------------   ------------
         Increase (decrease) in net
            assets from capital
            transactions                (748,562)    (6,167,630)     (282,050)    (5,922,233)     1,906,593     (1,960,113)
                                     -----------   ------------   -----------   ------------   ------------   ------------

Increase (decrease) in net assets       (666,272)    (4,406,109)       32,089     (3,309,216)     7,345,639      1,838,407
Net assets at beginning of period      6,144,254     40,777,284     5,980,833     40,928,981     45,428,670     31,636,685
                                     -----------   ------------   -----------   ------------   ------------   ------------
Net assets at end of period          $ 5,477,982   $ 36,371,175   $ 6,012,922   $ 37,619,765   $ 52,774,309   $ 33,475,092
                                     ===========   ============   ===========   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                        MFS
                                                    Massachusetts      MFS                          Putnam
                                        Marsico      Investors       Mid-Cap       MFS Total        Growth:         Real
                                        Growth         Trust         Growth         Return          Voyager        Estate
                                      Portfolio       Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                       (Class 2)     (Class 2)       (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                     ------------   ------------   ------------   -------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (692,145)  $   (251,846)  $   (759,961)  $     637,285   $   (96,956)  $     92,485

     Net realized gains (losses)        1,395,303        689,846      1,199,111       9,387,957       134,930      4,586,071
     Change in net unrealized
        appreciation (depreciation)
        of investments                  3,081,011      1,105,903        (85,109)     (8,252,939)      301,376     (1,381,069)
                                     ------------   ------------   ------------   -------------   -----------   ------------
         Increase (decrease) in net
            assets from operations      3,784,169      1,543,903        354,041       1,772,303       339,350      3,297,487
                                     ------------   ------------   ------------   -------------   -----------   ------------

From capital transactions:
     Net proceeds from units sold       1,373,255        299,847        695,129       1,485,627        65,010        407,275
     Cost of units redeemed            (2,633,403)    (1,968,914)    (3,853,001)    (12,079,135)     (799,176)    (2,828,261)
     Annuity benefit payments                   0              0              0               0             0              0
     Net transfers                     (1,198,253)    (1,087,454)    (3,448,702)        (14,174)      (66,393)    (2,231,307)
     Contract maintenance charge           (6,393)        (4,699)        (9,258)        (25,142)       (1,833)        (5,123)
                                     ------------   ------------   ------------   -------------   -----------   ------------
         Increase (decrease) in net
            assets from capital
            transactions               (2,464,794)    (2,761,220)    (6,615,832)    (10,632,824)     (802,392)    (4,657,416)
                                     ------------   ------------   ------------   -------------   -----------   ------------

Increase (decrease) in net assets       1,319,375     (1,217,317)    (6,261,791)     (8,860,521)     (463,042)    (1,359,929)
Net assets at beginning of period      45,145,301     28,561,412     54,442,777     150,291,875     9,396,286     32,262,874
                                     ------------   ------------   ------------   -------------   -----------   ------------
Net assets at end of period          $ 46,464,676   $ 27,344,095   $ 48,180,986   $ 141,431,354   $ 8,933,244   $ 30,902,945
                                     ============   ============   ============   =============   ===========   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                     Small & Mid     SunAmerica                     Telecom      Worldwide     Aggressive
                                      Cap Value       Balanced      Technology      Utility     High Income     Growth
                                      Portfolio       Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                      (Class 2)       (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 3)
                                     ------------   ------------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (716,434)  $    137,178   $   (153,200)  $   108,391   $   459,898   $   (128,623)

     Net realized gains (losses)        1,308,428        207,907          5,508        85,083        76,574        398,013
     Change in net unrealized
       appreciation (depreciation)
       of investments                   1,277,956       (371,061)       (96,860)      (68,895)     (156,228)       208,369
                                     ------------   ------------   ------------   -----------   -----------   ------------
         Increase (decrease) in net
           assets from operations       1,869,950        (25,976)      (244,552)      124,579       380,244        477,759
                                     ------------   ------------   ------------   -----------   -----------   ------------

From capital transactions:
     Net proceeds from units sold         922,593        282,784        169,595        26,781        86,395      2,398,326
     Cost of units redeemed            (2,968,752)    (1,490,160)      (627,217)     (252,095)     (390,114)      (562,987)
     Annuity benefit payments                   0              0              0             0             0              0
     Net transfers                      2,316,529     (1,470,219)        33,663       640,252        (2,435)     1,178,698
     Contract maintenance charge           (6,445)        (4,490)        (2,311)         (634)       (1,294)        (1,761)
                                     ------------   ------------   ------------   -----------   -----------   ------------
         Increase (decrease) in net
         assets from capital
         transactions                     263,925     (2,682,085)      (426,270)      414,304      (307,448)     3,012,276
                                     ------------   ------------   ------------   -----------   -----------   ------------

Increase (decrease) in net assets       2,133,875     (2,708,061)      (670,822)      538,883        72,796      3,490,035
Net assets at beginning of period      45,740,841     22,041,926     10,328,998     3,216,118     7,429,844      7,188,034
                                     ------------   ------------   ------------   -----------   -----------   ------------
Net assets at end of period          $ 47,874,716   $ 19,333,865   $  9,658,176   $ 3,755,001   $ 7,502,640   $ 10,678,069
                                     ============   ============   ============   ===========   ===========   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                       Davis
                                       Alliance       Blue Chip         Cash          Corporate       Venture        "Dogs" of
                                        Growth         Growth         Management        Bond           Value        Wall Street
                                       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio       Portfolio
                                       (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                     -------------   ------------   -------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  (1,198,647)  $   (101,712)  $  (1,032,430)  $   3,557,599   $  (1,961,934)  $     94,538

     Net realized gains (losses)           776,225         88,620         460,703           1,591       1,001,853        150,809
     Change in net unrealized
        appreciation (depreciation)
        of investments                  14,115,045         98,890       1,652,578      (3,346,117)     25,235,767       (844,234)
                                     -------------   ------------   -------------   -------------   -------------   ------------
         Increase (decrease) in net
         assets from operations         13,692,623         85,798       1,080,851         213,073      24,275,686       (598,887)
                                     -------------   ------------   -------------   -------------   -------------   ------------

From capital transactions:

     Net proceeds from units sold       24,382,039      1,223,251      43,907,771      34,349,201      81,328,130      2,005,585
     Cost of units redeemed             (5,249,051)      (526,659)    (25,349,853)     (7,914,188)    (15,191,996)      (613,064)
     Annuity benefit payments                    0              0               0               0               0              0
     Net transfers                       7,624,906      1,356,094      (9,714,882)     23,670,998      30,022,029     (1,423,708)
     Contract maintenance charge           (15,501)        (1,842)        (16,096)        (14,246)        (37,728)        (1,736)
                                     -------------   ------------   -------------   -------------   -------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                 26,742,393      2,050,844       8,826,940      50,091,765      96,120,435        (32,923)
                                     -------------   ------------   -------------   -------------   -------------   ------------

Increase (decrease) in net assets       40,435,016      2,136,642       9,907,791      50,304,838     120,396,121       (631,810)
Net assets at beginning of period       69,204,069      7,913,678     106,434,930      84,467,485     220,042,179     12,678,068
                                     -------------   ------------   -------------   -------------   -------------   ------------
Net assets at end of period          $ 109,639,085   $ 10,050,320   $ 116,342,721   $ 134,772,323   $ 340,438,300   $ 12,046,258
                                     =============   ============   =============   =============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                     Federated                                                     Goldman
                                      Emerging       American         Foreign         Global         Global         Sachs
                                       Markets        Leaders           Value          Bond         Equities      Research
                                      Portfolio      Portfolio       Portfolio       Portfolio     Portfolio      Portfolio
                                      (Class 3)      (Class 3)       (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                     ------------   ------------   -------------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (258,418)  $    (52,924)  $  (3,492,228)  $    373,884   $   (149,506)  $   (16,543)

     Net realized gains (losses)          823,221        204,357       1,457,733        210,500        129,834        17,326
     Change in net unrealized
       appreciation (depreciation)
       of investments                   5,263,999      1,058,788      22,282,387        (48,201)     1,509,659        31,217
                                     ------------   ------------   -------------   ------------   ------------   -----------
         Increase (decrease) in net
           assets from operations       5,828,802      1,210,221      20,247,892        536,183      1,489,987        32,000
                                     ------------   ------------   -------------   ------------   ------------   -----------

From capital transactions:
     Net proceeds from units sold       7,033,348     10,398,847      57,272,246      6,402,925      3,137,179       380,505
     Cost of units redeemed              (707,312)    (2,297,907)    (13,973,426)    (1,299,846)      (513,686)      (17,228)
     Annuity benefit payments                   0              0            (860)             0              0             0
     Net transfers                      3,785,046      5,180,769      40,970,991      5,377,566      2,430,899       150,778
     Contract maintenance charge           (2,117)        (5,107)        (35,188)        (1,926)        (1,218)         (185)
                                     ------------   ------------   -------------   ------------   ------------   -----------
         Increase (decrease) in net
           assets from capital
           transactions                10,108,965     13,276,602      84,233,763     10,478,719      5,053,174       513,870
                                     ------------   ------------   -------------   ------------   ------------   -----------

Increase (decrease) in net assets      15,937,767     14,486,823     104,481,655     11,014,902      6,543,161       545,870
Net assets at beginning of period      11,307,326     31,424,127     171,656,726     16,657,356      7,200,517       971,168
                                     ------------   ------------   -------------   ------------   ------------   -----------
Net assets at end of period          $ 27,245,093   $ 45,910,950   $ 276,138,381   $ 27,672,258   $ 13,743,678   $ 1,517,038
                                     ============   ============   =============   ============   ============   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                   International   International
                                        Growth-        Growth        High-Yield     Diversified       Growth        Marsico
                                        Income      Opportunities       Bond         Equities        & Income        Growth
                                      Portfolio       Portfolio       Portfolio     Portfolio       Portfolio      Portfolio
                                       (Class 3)      (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                     ------------   -------------   ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (241,729)  $     (66,013)  $  3,690,497   $    (154,406)  $   (368,646)  $   (382,751)

     Net realized gains (losses)          587,543          78,740      1,678,532       1,341,997      1,018,770        512,075
     Change in net unrealized
       appreciation (depreciation)
       of investments                     804,535         221,132     (2,251,192)     14,937,930      4,416,893      2,051,174
                                     ------------   -------------   ------------   -------------   ------------   ------------
         Increase (decrease) in net
           assets from operations       1,150,349         233,859      3,117,837      16,125,521      5,067,017      2,180,498
                                     ------------   -------------   ------------   -------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold       1,970,897         886,980      7,516,982      36,177,128      5,799,584      4,221,189
     Cost of units redeemed            (1,171,459)       (278,588)    (3,816,190)     (8,080,662)    (2,951,582)    (1,402,230)
     Annuity benefit payments                   0               0              0               0              0              0
     Net transfers                        (97,097)        229,408      2,294,206      10,887,997      3,671,791        593,355
     Contract maintenance charge           (2,506)           (820)        (4,914)        (21,372)        (4,203)        (3,212)
                                     ------------   -------------   ------------   -------------   ------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                   699,835         836,980      5,990,084      38,963,091      6,515,590      3,409,102
                                     ------------   -------------   ------------   -------------   ------------   ------------

Increase (decrease) in net assets       1,850,184       1,070,839      9,107,921      55,088,612     11,582,607      5,589,600
Net assets at beginning of period      18,778,665       3,645,824     43,718,981     101,220,144     35,194,607     23,167,131
                                     ------------   -------------   ------------   -------------   ------------   ------------
Net assets at end of period          $ 20,628,849   $   4,716,663   $ 52,826,902   $ 156,308,756   $ 46,777,214   $ 28,756,731
                                     ============   =============   ============   =============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                         MFS
                                     Massachusetts       MFS                         Putnam
                                      Investors        Mid-Cap       MFS Total       Growth:         Real        Small & Mid
                                        Trust          Growth         Return         Voyager        Estate        Cap Value
                                      Portfolio       Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                      (Class 3)       (Class 3)     (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                     -------------  ------------   -------------   -----------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    (382,200) $   (925,472)  $     837,850   $   (45,114)  $    158,959   $  (2,300,922)

     Net realized gains (losses)           295,853       607,758       8,756,058        51,737      3,955,715       2,113,522
     Change in net unrealized
      appreciation (depreciation)
       of investments                    2,423,542     1,544,431      (7,381,949)      166,202        450,093       6,597,487
                                     -------------  ------------   -------------   -----------   ------------   -------------
         Increase (decrease) in net
           assets from operations        2,337,195     1,226,717       2,211,959       172,825      4,564,767       6,410,087
                                     -------------  ------------   -------------   -----------   ------------   -------------

From capital transactions:
     Net proceeds from units sold        8,501,460    12,383,818      42,706,397       650,373     12,591,230      36,171,234
     Cost of units redeemed             (2,490,318)   (3,530,218)     (9,703,426)     (290,668)    (2,170,571)     (9,723,773)
     Annuity benefit payments                    0             0               0             0              0          (1,059)
     Net transfers                       3,228,231     2,761,318      23,971,565     1,315,978      2,520,945      24,627,790
     Contract maintenance charge            (5,951)       (9,523)        (23,022)         (692)        (4,535)        (24,631)
                                     -------------  ------------   -------------   -----------   ------------   -------------
         Increase (decrease) in net
           assets from capital
           transactions                  9,233,422    11,605,395      56,951,514     1,674,991     12,937,069      51,049,561
                                     -------------  ------------   -------------   -----------   ------------   -------------

Increase (decrease) in net assets       11,570,617    12,832,112      59,163,473     1,847,816     17,501,836      57,459,648
Net assets at beginning of period       33,465,893    54,574,948     132,416,887     3,213,032     29,611,420     119,131,771
                                     -------------  ------------   -------------   -----------   ------------   -------------
Net assets at end of period          $  45,036,510  $ 67,407,060   $ 191,580,360   $ 5,060,848   $ 47,113,256   $ 176,591,419
                                     =============  ============   =============   ===========   ============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                      SunAmerica                    Telecom     Worldwide                      Emerging
                                       Balanced      Technology     Utility    High Income      Comstock        Growth
                                      Portfolio      Portfolio     Portfolio    Portfolio      Portfolio       Portfolio
                                      (Class 3)       (Class 3)    (Class 3)    (Class 3)      (Class II)      (Class II)
                                     ------------   ------------   ---------   -----------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $     76,382   $   (142,454)  $   3,385   $    75,291   $  (2,082,712)  $   (442,733)

     Net realized gains (losses)          122,441        (13,400)      3,955         6,137      12,972,729        703,524
     Change in net unrealized
       appreciation (depreciation)
       of investments                    (209,456)       (80,053)     (2,715)      (19,287)     (1,574,567)     1,308,171
                                     ------------   ------------   ---------   -----------   -------------   ------------
         Increase (decrease) in net
            assets from operations        (10,633)      (235,907)      4,625        62,141       9,315,450      1,568,962
                                     ------------   ------------   ---------   -----------   -------------   ------------

From capital transactions:
     Net proceeds from units sold       2,017,281      1,523,108      61,923       292,156      33,288,671      2,203,230
     Cost of units redeemed            (1,109,554)      (535,982)     (8,131)     (213,604)    (26,720,356)    (2,621,288)
     Annuity benefit payments                   0              0           0             0         (30,739)             0
     Net transfers                       (487,040)       772,770      47,915       218,775      61,349,784       (595,102)
     Contract maintenance charge           (2,362)        (2,127)          0             0         (76,197)        (7,271)
                                     ------------   ------------   ---------   -----------   -------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                   418,325      1,757,769     101,707       297,327      67,811,163     (1,020,431)
                                     ------------   ------------   ---------   -----------   -------------   ------------

Increase (decrease) in net assets         407,692      1,521,862     106,332       359,468      77,126,613        548,531
Net assets at beginning of period      12,029,966      8,870,679      85,506       917,051     269,006,904     29,266,860
                                     ------------   ------------   ---------   -----------   -------------   ------------
Net assets at end of period          $ 12,437,658   $ 10,392,541   $ 191,838   $ 1,276,519   $ 346,133,517   $ 29,815,391
                                     ============   ============   =========   ===========   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                       Growth and                    Conservative   Conservative
                                        Income         Balanced        Balanced        Growth      Equity Income   Flexible Income
                                       Portfolio       Portfolio       Portfolio      Portfolio          Fund         Portfolio
                                       (Class II)      (Class 1)       (Class 1)      (Class 1)        (Class 1)      (Class 1)
                                     -------------   -------------   ------------   ------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  (2,470,230)  $     615,154   $    138,507   $   (189,877)  $      15,835   $       662,291

     Net realized gains (losses)        10,006,524       2,388,146        205,983      1,546,669         398,904           402,807
     Change in net unrealized
       appreciation (depreciation)
       of investments                   18,324,737       3,951,645        143,483      2,497,706       1,770,017          (386,241)
                                     -------------   -------------   ------------   ------------   -------------   ---------------
         Increase (decrease) in net
           assets from operations       25,861,031       6,954,945        487,973      3,854,498       2,184,756           678,857
                                     -------------   -------------   ------------   ------------   -------------   ---------------

From capital transactions:
     Net proceeds from units sold       62,157,980       6,609,674        625,915      2,341,006       4,428,289           901,208
     Cost of units redeemed            (25,631,716)    (15,477,675)    (1,647,171)    (6,210,222)     (2,313,446)       (3,480,850)
     Annuity benefit payments                 (698)              0              0              0               0                 0
     Net transfers                      45,594,724      14,206,685      2,409,061      1,769,104       6,048,106         2,731,070
     Contract maintenance charge           (70,316)        (26,793)        (2,239)       (15,276)         (4,097)           (6,660)
                                     -------------   -------------   ------------   ------------   -------------   ---------------
         Increase (decrease) in net
           assets from capital
           transactions                 82,049,974       5,311,891      1,385,566     (2,115,388)      8,158,852           144,768
                                     -------------   -------------   ------------   ------------   -------------   ---------------

Increase (decrease) in net assets      107,911,005      12,266,836      1,873,539      1,739,110      10,343,608           823,625
Net assets at beginning of period      271,558,342     151,947,986     14,872,611     73,797,945      21,639,735        36,143,342
                                     -------------   -------------   ------------   ------------   -------------   ---------------
Net assets at end of period          $ 379,469,347   $ 164,214,822   $ 16,746,150   $ 75,537,055   $  31,983,343   $    36,966,967
                                     =============   =============   ============   ============   =============   ===============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                    International     Mid Cap       Money
                                       Growth      Growth & Income     Income          Growth          Stock        Market
                                        Fund            Fund            Fund            Fund           Fund          Fund
                                      (Class 1)       (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                     -----------   ---------------   ------------   -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (15,132)  $       (23,657)  $    401,894   $         538   $   (55,659)  $    42,753

     Net realized gains (losses)          65,008           222,642          9,554           4,542       523,733             0
     Change in net unrealized
       appreciation (depreciation)
       of investments                     36,949           (74,375)      (329,198)        109,262       138,805             0
                                     -----------   ---------------   ------------   -------------   -----------   -----------
         Increase (decrease) in net
           assets from operations         86,825           124,610         82,250         114,342       606,879        42,753
                                     -----------   ---------------   ------------   -------------   -----------   -----------

From capital transactions:
     Net proceeds from units sold         50,851           262,073        796,115          59,967        86,649     2,651,347
     Cost of units redeemed             (225,690)       (1,417,088)    (1,101,510)        (18,801)     (841,291)     (537,882)
     Annuity benefit payments                  0                 0              0               0             0             0
     Net transfers                       (75,830)          404,016        927,089         285,349       367,875    (1,543,571)
     Contract maintenance charge            (608)           (1,768)        (1,967)           (139)         (701)       (2,125)
                                     -----------   ---------------   ------------   -------------   -----------   -----------
         Increase (decrease) in net
           assets from capital
           transactions                 (251,277)         (752,767)       619,727         326,376      (387,468)      567,769
                                     -----------   ---------------   ------------   -------------   -----------   -----------

Increase (decrease) in net assets       (164,452)         (628,157)       701,977         440,718       219,411       610,522
Net assets at beginning of period      1,752,597         8,860,014      9,872,875         514,659     5,396,331     4,137,109
                                     -----------   ---------------   ------------   -------------   -----------   -----------
Net assets at end of period          $ 1,588,145   $     8,231,857   $ 10,574,852   $     955,377   $ 5,615,742   $ 4,747,631
                                     ===========   ===============   ============   =============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                 Short Term       Small        Small         Strategic          U.S.
                                       REIT        Income       Cap Growth   Cap Value        Growth        Government
                                       Fund         Fund          Fund          Fund         Portfolio    Securities Fund
                                     (Class 1)    (Class 1)     (Class 1)    (Class 1)(1)    (Class 1)       (Class 1)
                                     ---------   -----------   -----------   ------------  ------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   3,271   $    91,541   $   (27,849)    $     (89)  $   (167,508)  $       417,301

     Net realized gains (losses)        54,648       (44,759)       51,624             1        488,562           (70,590)
     Change in net unrealized
        appreciation (depreciation)
        of investments                   3,437       (44,188)     (124,988)        1,552        902,555          (245,945)
                                     ---------   -----------   -----------     ---------   ------------   ---------------
         Increase (decrease) in net
           assets from operations       61,356         2,594      (101,213)        1,464      1,223,609           100,766
                                     ---------   -----------   -----------     ---------   ------------   ---------------

From capital transactions:
     Net proceeds from units sold       46,971       159,080        12,340        44,456        969,546            20,837
     Cost of units redeemed           (128,614)     (493,526)     (272,098)           (1)    (1,033,230)       (1,881,118)
     Annuity benefit payments                0             0             0             0              0                 0
     Net transfers                     353,670      (694,931)     (184,028)        8,176        942,491          (215,924)
     Contract maintenance charge           (85)       (1,030)         (356)          (70)        (5,779)           (4,018)
                                     ---------   -----------   -----------     ---------   ------------   ---------------
         Increase (decrease) in net
           assets from capital
           transactions                271,942    (1,030,407)     (444,142)       52,561        873,028        (2,080,223)
                                     ---------   -----------   -----------     ---------   ------------   ---------------

Increase (decrease) in net assets      333,298    (1,027,813)     (545,355)       54,025      2,096,637        (1,979,457)
Net assets at beginning of period      619,770     3,875,626     2,271,166             0     19,241,277        14,843,010
                                     ---------   -----------   -----------     ---------   ------------   ---------------
Net assets at end of period          $ 953,068   $ 2,847,813   $ 1,725,811     $  54,025   $ 21,337,914   $    12,863,553
                                     =========   ===========   ===========     =========   ============   ===============

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                       West Coast                   Conservative   Conservative
                                         Equity       Balanced        Balanced        Growth      Equity Income    Flexible Income
                                          Fund        Portfolio      Portfolio       Portfolio         Fund           Portfolio
                                       (Class 1)      (Class 2)       (Class 2)      (Class 2)      (Class 2)         (Class 2)
                                     ------------   -------------   ------------   ------------   -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (117,942)  $     205,719   $    103,420   $   (276,125)  $     (35,978)  $       1,042,511

     Net realized gains (losses)          454,718       2,173,789        191,637      1,064,455         634,119             452,779
     Change in net unrealized
       appreciation (depreciation)
       of investments                     832,262       3,454,846        279,511      2,048,470       1,363,185            (431,067)
                                     ------------   -------------   ------------   ------------   -------------   -----------------
         Increase (decrease) in net
           assets from operations       1,169,038       5,834,354        574,568      2,836,800       1,961,326           1,064,223
                                     ------------   -------------   ------------   ------------   -------------   -----------------

From capital transactions:
     Net proceeds from units sold       1,581,689      18,064,093      2,179,876     10,607,338       4,280,030           3,667,765
     Cost of units redeemed            (2,008,919)    (20,262,936)    (1,527,506)    (7,116,060)     (3,226,584)         (9,142,107)
     Annuity benefit payments                   0               0              0              0               0                   0
     Net transfers                      2,438,741      17,304,052      6,391,995      3,583,658      10,328,444          14,816,010
     Contract maintenance charge           (3,090)        (27,094)        (3,572)       (11,746)         (4,170)            (15,462)
                                     ------------   -------------   ------------   ------------   -------------   -----------------
         Increase (decrease) in net
           assets from capital
           transactions                 2,008,421      15,078,115      7,040,793      7,063,190      11,377,720           9,326,206
                                     ------------   -------------   ------------   ------------   -------------   -----------------

Increase (decrease) in net assets       3,177,459      20,912,469      7,615,361      9,899,990      13,339,046          10,390,429
Net assets at beginning of period      14,438,128     130,881,501     15,053,195     50,212,271      18,459,243          61,768,123
                                     ------------   -------------   ------------   ------------   -------------   -----------------
Net assets at end of period          $ 17,615,587   $ 151,793,970   $ 22,668,556   $ 60,112,261   $  31,798,289   $      72,158,552
                                     ============   =============   ============   ============   =============   =================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                    International     Mid Cap        Money
                                       Growth      Growth & Income      Income          Growth         Stock        Market
                                        Fund            Fund             Fund            Fund           Fund         Fund
                                      (Class 2)       (Class 2)        (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                     -----------   ---------------   ------------   -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   (15,387)  $       (19,867)  $    902,481   $        (778)  $   (37,372)  $    31,233

     Net realized gains (losses)          42,763            92,035        (68,483)          3,958       263,444             0
     Change in net unrealized
       appreciation (depreciation)
       of investments                     27,266           (30,177)      (742,213)        106,743        71,572             0
                                     -----------   ---------------   ------------   -------------   -----------   -----------
         Increase (decrease) in net
           assets from operations         54,642            41,991         91,785         109,923       297,644        31,233
                                     -----------   ---------------   ------------   -------------   -----------   -----------

From capital transactions:
     Net proceeds from units sold         25,981           131,499        612,552         143,838       254,916     3,826,354
     Cost of units redeemed             (271,825)         (699,865)    (4,160,003)        (34,117)     (598,912)   (1,919,682)
     Annuity benefit payments                  0                 0              0               0             0             0
     Net transfers                        20,676           484,457        373,491         422,434       499,915    (4,043,538)
     Contract maintenance charge            (254)             (999)        (4,902)            (99)         (454)       (1,706)
                                     -----------   ---------------   ------------   -------------   -----------   -----------
         Increase (decrease) in net
           assets from capital
           transactions                 (225,422)          (84,908)    (3,178,862)        532,056       155,465    (2,138,572)
                                     -----------   ---------------   ------------   -------------   -----------   -----------

Increase (decrease) in net assets       (170,780)          (42,917)    (3,087,077)        641,979       453,109    (2,107,339)
Net assets at beginning of period      1,263,148         3,353,282     23,063,724         258,869     2,559,976     5,369,307
                                     -----------   ---------------   ------------   -------------   -----------   -----------
Net assets at end of period          $ 1,092,368   $     3,310,365   $ 19,976,647   $     900,848   $ 3,013,085   $ 3,261,968
                                     ===========   ===============   ============   =============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                 Short Term        Small         Small         Strategic         U.S.
                                       REIT        Income       Cap Growth     Cap Value        Growth        Government
                                       Fund         Fund           Fund           Fund         Portfolio    Securities Fund
                                     (Class 2)    (Class 2)     (Class 2)    (Class 2) (1)     (Class 2)       (Class 2)
                                     ---------   -----------   -----------   -------------   ------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $   5,629   $   127,347   $   (17,529)  $         (43)  $   (187,309)    $    262,934

     Net realized gains (losses)        50,408       (76,397)       14,783              (8)       453,911         (107,124)
     Change in net unrealized
       appreciation (depreciation)
       of investments                   23,178       (46,973)      (25,114)            (68)       793,200         (120,664)
                                     ---------   -----------   -----------   -------------   ------------     ------------
         Increase (decrease) in net
           assets from operations       79,215         3,977       (27,860)           (119)     1,059,802           35,146
                                     ---------   -----------   -----------   -------------   ------------     ------------

From capital transactions:
     Net proceeds from units sold      315,359       156,794        45,769           8,803      5,329,649            9,977
     Cost of units redeemed           (294,345)     (950,099)     (134,097)              0     (2,454,156)      (2,882,026)
     Annuity benefit payments                0             0             0               0              0                0
     Net transfers                     660,592    (1,058,266)       14,564           6,019      1,513,168       (1,168,238)
     Contract maintenance charge          (219)       (1,759)         (271)            (78)        (3,626)          (5,929)
                                     ---------   -----------   -----------   -------------   ------------     ------------
         Increase (decrease) in net
           assets from capital
           transactions                681,387    (1,853,330)      (74,035)         14,744      4,385,035       (4,046,216)
                                     ---------   -----------   -----------   -------------   ------------     ------------

Increase (decrease) in net assets      760,602    (1,849,353)     (101,895)         14,625      5,444,837       (4,011,070)
Net assets at beginning of period      192,855     6,932,898     1,168,947               0     14,836,003       12,714,269
                                     ---------   -----------   -----------   -------------   ------------     ------------
Net assets at end of period          $ 953,457   $ 5,083,545   $ 1,067,052   $      14,625   $ 20,280,840     $  8,703,199
                                     =========   ===========   ===========   =============   ============     ============

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                   Nations
                                                      Nations        Nations        Nations        Marsico        Nations
                                      West Coast       Asset       High Yield    International     Focused        Marsico
                                        Equity       Allocation       Bond           Value         Equities       Growth
                                         Fund        Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                       (Class 2)     (Class B)     (Class B)     (Class B) (2)     (Class B)     (Class B)
                                     ------------   -----------   ------------   -------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    (91,522)  $   (21,249)  $   (406,483)  $      (1,594)  $   (858,116)  $   (94,300)

     Net realized gains (losses)          255,235        20,790        281,014       2,246,498        937,345       115,480
     Change in net unrealized
       appreciation (depreciation)
       of investments                     406,029        39,002        277,379      (2,016,082)     4,912,756       331,066
                                     ------------   -----------   ------------   -------------   ------------   -----------
         Increase (decrease) in net
           assets from operations         569,742        38,543        151,910         228,822      4,991,985       352,246
                                     ------------   -----------   ------------   -------------   ------------   -----------

From capital transactions:
     Net proceeds from units sold       1,085,329             0      3,155,646               0     10,232,336       433,177
     Cost of units redeemed            (1,692,706)     (104,300)    (2,247,639)     (1,221,987)    (3,729,906)     (402,020)
     Annuity benefit payments                   0             0              0               0              0             0
     Net transfers                      2,043,551       (36,083)     1,749,543      (6,862,162)     4,506,764       163,597
     Contract maintenance charge           (2,405)         (274)        (2,904)           (989)        (6,236)         (808)
                                     ------------   -----------   ------------   -------------   ------------   -----------
         Increase (decrease) in net
           assets from capital
           transactions                 1,433,769      (140,657)     2,654,646      (8,085,138)    11,002,958       193,946
                                     ------------   -----------   ------------   -------------   ------------   -----------

Increase (decrease) in net assets       2,003,511      (102,114)     2,806,556      (7,856,316)    15,994,943       546,192
Net assets at beginning of period       8,075,522     1,491,383     26,605,972       7,856,316     46,102,891     6,050,578
                                     ------------   -----------   ------------   -------------   ------------   -----------
Net assets at end of period          $ 10,079,033   $ 1,389,269   $ 29,412,528   $           0   $ 62,097,834   $ 6,596,770
                                     ============   ===========   ============   =============   ============   ===========

(2)   For the period from January 1, 2005 to December 9, 2005.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                       Nations
                                      Nations          Marsico        Nations       Nations
                                      Marsico       International      MidCap        Small        Nations        Asset
                                     21st Century   Opportunities      Growth       Company        Value       Allocation
                                      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio        Fund
                                      (Class B)       (Class B)      (Class B)     (Class B)     (Class B)      (Class 2)
                                     ------------   -------------   -----------   -----------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    (20,695)  $     (82,426)  $   (29,513)  $   (59,111)  $   (99,757)  $     921,634

     Net realized gains (losses)           37,539         311,686       160,901        70,418       291,348         702,539
     Change in net unrealized
       appreciation (depreciation)
        of investments                     68,355         828,164       (67,388)      148,896       300,140       7,248,989
                                     ------------   -------------   -----------   -----------   -----------   -------------
         Increase (decrease) in net
           assets from operations          85,199       1,057,424        64,000       160,203       491,731       8,873,162
                                     ------------   -------------   -----------   -----------   -----------   -------------

From capital transactions:
     Net proceeds from units sold          46,443         682,388        12,681       117,752       634,142       3,014,733
     Cost of units redeemed              (122,968)       (416,439)     (119,046)     (247,784)     (538,777)    (13,039,239)
     Annuity benefit payments                   0               0             0             0             0               0
     Net transfers                        213,495          66,939       (33,349)       45,390        36,110      24,276,453
     Contract maintenance charge             (182)           (765)         (273)         (396)         (876)        (47,003)
                                     ------------   -------------   -----------   -----------   -----------   -------------
         Increase (decrease) in net
           assets from capital
           transactions                   136,788         332,123      (139,987)      (85,038)      130,599      14,204,944
                                     ------------   -------------   -----------   -----------   -----------   -------------

Increase (decrease) in net assets         221,987       1,389,547       (75,987)       75,165       622,330      23,078,106
Net assets at beginning of period       1,298,934       5,225,332     1,982,491     3,909,951     6,158,558     106,035,631
                                     ------------   -------------   -----------   -----------   -----------   -------------
Net assets at end of period          $  1,520,921   $   6,614,879   $ 1,906,504   $ 3,985,116   $ 6,780,888   $ 129,113,737
                                     ============   =============   ===========   ===========   ===========   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                        Global                          Growth           Asset          Cash
                                        Growth          Growth          Income        Allocation     Management       Growth
                                         Fund            Fund            Fund            Fund           Fund           Fund
                                       (Class 2)       (Class 2)       (Class 2)       (Class 3)      (Class 3)      (Class 3)
                                     -------------   -------------   -------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  (2,201,879)  $  (3,904,496)  $    (719,227)  $    649,545   $   (112,693)  $  (2,993,142)

     Net realized gains (losses)         1,460,288       4,381,135       5,373,147       (946,995)         5,601     (14,434,756)
     Change in net unrealized
       appreciation (depreciation)
       of investments                   33,718,274      71,134,948      20,217,743      6,000,427        363,440      84,126,000
                                     -------------   -------------   -------------   ------------   ------------   -------------
         Increase (decrease) in net
           assets from operations       32,976,683      71,611,587      24,871,663      5,702,977        256,348      66,698,102
                                     -------------   -------------   -------------   ------------   ------------   -------------

From capital transactions:
     Net proceeds from units sold       41,178,750      74,105,495      63,614,982        725,527        480,520       2,758,673
     Cost of units redeemed            (17,358,029)    (36,172,609)    (42,130,998)   (13,270,725)   (10,731,841)    (73,757,516)
     Annuity benefit payments                    0         (24,849)        (32,351)      (328,725)      (201,607)     (2,363,259)
     Net transfers                      61,858,632      91,268,996      88,322,085      2,217,837      6,044,477     (10,123,985)
     Contract maintenance charge           (50,436)       (108,420)       (131,971)       (29,155)       (10,023)       (176,917)
                                     -------------   -------------   -------------   ------------   ------------   -------------
         Increase (decrease) in net
           assets from capital
           transactions                 85,628,917     129,068,613     109,641,747    (10,685,241)    (4,418,474)    (83,663,004)
                                     -------------   -------------   -------------   ------------   ------------   -------------

Increase (decrease) in net assets      118,605,600     200,680,200     134,513,410     (4,982,264)    (4,162,126)    (16,964,902)
Net assets at beginning of period      194,389,514     404,936,125     466,901,784     80,971,645     19,856,923     513,110,307
                                     -------------   -------------   -------------   ------------   ------------   -------------
Net assets at end of period          $ 312,995,114   $ 605,616,325   $ 601,415,194   $ 75,989,381   $ 15,694,797   $ 496,145,405
                                     =============   =============   =============   ============   ============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                       U.S.
                                                                                    Government/
                                        Growth-       High-Income                    AAA-Rated        Growth         Mid Cap
                                        Income           Bond       International   Securities      and Income         Value
                                         Fund            Fund            Fund          Fund          Portfolio       Portfolio
                                       (Class 3)      (Class 3)       (Class 3)      (Class 3)      (Class VC)      (Class VC)
                                     -------------   ------------   -------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $    (121,492)  $  1,835,019   $     125,768   $    977,833   $    (861,914)  $  (1,123,470)

     Net realized gains (losses)       (10,004,271)    (2,482,123)     (1,821,794)      (897,156)     12,896,971       8,530,199
     Change in net unrealized
        appreciation (depreciation)
        of investments                  30,363,065        943,961      21,442,404        389,074      (8,145,650)       (244,143)
                                     -------------   ------------   -------------   ------------   -------------   -------------
         Increase (decrease) in net
           assets from operations       20,237,302        296,857      19,746,378        469,751       3,889,407       7,162,586
                                     -------------   ------------   -------------   ------------   -------------   -------------

From capital transactions:
     Net proceeds from units sold        3,358,605        219,563         729,057        205,041      18,869,732       2,327,899
     Cost of units redeemed            (81,770,221)    (6,553,032)    (21,832,369)    (5,901,189)    (12,182,157)    (10,800,088)
     Annuity benefit payments           (2,989,017)      (291,570)       (392,617)      (334,502)         (9,633)         (9,848)
     Net transfers                      (4,451,406)    (1,866,380)      2,136,136      1,396,021      24,619,323      21,863,224
     Contract maintenance charge          (193,721)       (16,736)        (38,236)       (15,337)        (42,271)        (36,885)
                                     -------------   ------------   -------------   ------------   -------------   -------------
         Increase (decrease) in net
           assets from capital
           transactions                (86,045,760)    (8,508,155)    (19,398,029)    (4,649,966)     31,254,994      13,344,302
                                     -------------   ------------   -------------   ------------   -------------   -------------

Increase (decrease) in net assets      (65,808,458)    (8,211,298)        348,349     (4,180,215)     35,144,401      20,506,888
Net assets at beginning of period      534,964,148     45,026,494     113,116,567     43,050,579     153,058,883      93,178,487
                                     -------------   ------------   -------------   ------------   -------------   -------------
Net assets at end of period          $ 469,155,690   $ 36,815,196   $ 113,464,916   $ 38,870,364   $ 188,203,284   $ 113,685,375
                                     =============   ============   =============   ============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                         BB&T
                                          BB&T              BB&T          BB&T           BB&T           Special           BB&T
                                     Capital Manager    Large Cap     Large Company     Mid Cap      Opportunities   Total Return
                                        Equity VIF      Value VIF      Growth VIF     Growth VIF      Equity VIF       Bond VIF
                                      Portfolio (3)    Portfolio (3)  Portfolio (3)   Portfolio (3)  Portfolio (3)   Portfolio (3)
                                     ---------------   ------------   -------------   ----------     -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $           290   $        584   $          14   $     (226)    $        (285)  $        313

     Net realized gains (losses)                   2              1               1            0                 1              0
     Change in net unrealized
       appreciation (depreciation)
       of investments                           (450)        (1,758)           (256)         275             1,258            456
                                     ---------------   ------------   -------------   ----------     -------------   ------------
         Increase (decrease) in net
           assets from operations               (158)        (1,173)           (241)          49               974            769
                                     ---------------   ------------   -------------   ----------     -------------   ------------

From capital transactions:
     Net proceeds from units sold             35,171        121,043          16,192      229,282           218,189        256,402
     Cost of units redeemed                        0              0               0            0                 0              0
     Annuity benefit payments                      0              0               0            0                 0              0
     Net transfers                                 0         18,212           1,651        8,415            29,682         11,378
     Contract maintenance charge                   0              0               0            0                 0              0
                                     ---------------   ------------   -------------   ----------     -------------   ------------
         Increase (decrease) in net
           assets from capital
           transactions                       35,171        139,255          17,843      237,697           247,871        267,780
                                     ---------------   ------------   -------------   ----------     -------------   ------------

Increase (decrease) in net assets             35,013        138,082          17,602      237,746           248,845        268,549
Net assets at beginning of period                  0              0               0            0                 0              0
                                     ---------------   ------------   -------------   ----------     -------------   ------------
Net assets at end of period          $        35,013   $    138,082   $      17,602   $  237,746     $     248,845   $    268,549
                                     ===============   ============   =============   ==========     =============   ============

(3)   For the period from October 10, 2005 (inception) to December 31, 2005.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                                    Government
                                      Asset           Capital           and                           Natural         Asset
                                    Allocation      Appreciation   Quality Bond       Growth         Resources      Allocation
                                     Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)        (Class 1)      (Class 2)
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
   Net investment income (loss)    $   4,463,121   $ (13,158,421)  $  12,347,807   $  (3,521,847)  $    (721,712)  $     186,903

   Net realized gains (losses)         2,076,562     (35,711,560)      2,982,831     (10,413,082)      7,924,231         334,743
   Change in net unrealized
     appreciation (depreciation)
     of investments                   25,438,103     107,715,984      (8,052,413)     45,720,068      13,199,367         826,916
                                   -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease)
         in net assets from
         operations                   31,977,786      58,846,003       7,278,225      31,785,139      20,401,886       1,348,562
                                   -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
   Net proceeds from units
     sold                              2,278,217       7,697,506       3,785,436       3,084,704         739,250       3,474,194
   Cost of units redeemed            (60,841,177)   (103,372,146)    (61,020,051)    (43,752,696)    (13,304,545)       (754,746)
   Annuity benefit payments             (651,903)       (703,286)       (581,972)       (273,279)        (73,070)              0
   Net transfers                       3,330,804     (22,760,660)    (50,290,554)      5,747,679      15,664,485       1,601,048
   Contract maintenance charge          (157,140)       (387,184)       (137,166)       (150,013)        (34,195)         (2,709)
                                   -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease)
         in net assets from
         capital transactions        (56,041,199)   (119,525,770)   (108,244,307)    (35,343,605)      2,991,925       4,317,787
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets    (24,063,413)    (60,679,767)   (100,966,082)     (3,558,466)     23,393,811       5,666,349
Net assets at beginning of period    406,341,547     911,917,258     469,029,141     378,795,802      90,042,277      12,717,893
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period        $ 382,278,134   $ 851,237,491   $ 368,063,059   $ 375,237,336   $ 113,436,088   $  18,384,242
                                   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                    Government
                                       Capital          and                           Natural          Asset         Capital
                                    Appreciation   Quality Bond      Growth          Resources      Allocation     Appreciation
                                      Portfolio      Portfolio      Portfolio        Portfolio       Portfolio       Portfolio
                                      (Class 2)      (Class 2)      (Class 2)        (Class 2)       (Class 3)       (Class 3)
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss)     $  (1,747,873)  $   3,951,539   $    (745,299)  $    (137,404)  $      90,937   $  (1,738,962)

  Net realized gains (losses)          1,376,928        (160,717)        826,915       1,568,490          64,528          63,559
  Change in net unrealized
    appreciation (depreciation) of
    investments                        8,454,793      (1,672,854)      6,258,815       2,386,664         562,614      12,066,776
                                   -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from operations         8,083,848       2,117,968       6,340,431       3,817,750         718,079      10,391,373
                                   -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold        14,236,992      15,826,271      11,886,629       2,469,881       6,324,111      75,714,576
  Cost of units redeemed              (6,117,166)     (9,185,340)     (3,361,162)       (698,160)       (445,707)     (4,409,929)
  Annuity benefit payments                     0               0               0               0               0               0
  Net transfers                        6,558,679      (7,152,943)      3,400,082       3,175,897       2,434,624      28,635,428
  Contract maintenance charge            (20,680)        (21,067)        (11,150)         (2,617)           (488)        (14,195)
                                   -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from capital
        transactions                  14,657,825        (533,079)     11,914,399       4,945,001       8,312,540      99,925,880
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets     22,741,673       1,584,889      18,254,830       8,762,751       9,030,619     110,317,253
Net assets at beginning of period    100,495,406     127,810,283      58,824,652      12,549,472       2,872,884      58,331,792
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period        $ 123,237,079   $ 129,395,172   $  77,079,482   $  21,312,223   $  11,903,503   $ 168,649,045
                                   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                    Government
                                       and                             Natural      Aggressive       Alliance        Blue Chip
                                   Quality Bond        Growth        Resources        Growth          Growth           Growth
                                    Portfolio        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                    (Class 3)        (Class 3)       (Class 3)       (Class 1)       (Class 1)       (Class 1)
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
   Net investment income
    (loss)                         $   5,710,769   $    (768,066)  $    (112,339)  $  (2,049,734)  $  (9,653,255)  $    (360,883)

   Net realized gains
    (losses)                            (193,166)        101,904         869,947     (30,926,545)   (105,012,829)       (585,682)
   Change in net unrealized
    appreciation (depreciation) of
     investments                      (2,900,653)      8,169,112       2,356,153      51,512,529     156,847,950       1,808,926
                                   -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
        net assets from
        operations                     2,616,950       7,502,950       3,113,761      18,536,250      42,181,866         862,361
                                   -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units
    sold                              85,222,522      43,671,225       9,098,228       1,250,316       5,961,355         354,362
  Cost of units redeemed              (9,307,177)     (2,967,110)       (573,899)    (16,728,266)   (103,776,258)     (3,766,853)
  Annuity benefit payments                     0               0               0         (71,255)       (770,221)         (2,679)
  Net transfers                       23,649,437      15,756,809       3,569,103      (9,465,520)    (84,249,256)        707,144
  Contract maintenance
    charge                               (22,881)         (8,530)         (1,416)        (84,375)       (480,860)        (11,952)
                                   -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
       net assets from
       capital transactions           99,541,901      56,452,394      12,092,016     (25,099,100)   (183,315,240)     (2,719,978)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets                         102,158,851      63,955,344      15,205,777      (6,562,850)   (141,133,374)     (1,857,617)
Net assets at beginning
  of period                          112,179,625      35,799,120       5,978,089     150,483,074     890,904,857      26,875,421
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period                           $ 214,338,476   $  99,754,464   $  21,183,866   $ 143,920,224   $ 749,771,483   $  25,017,804
                                   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                       Davis                                        Federated
                                        Cash         Corporate        Venture        "Dogs" of      Emerging        American
                                     Management        Bond            Value        Wall Street      Markets         Leaders
                                     Portfolio       Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                   -------------   -------------  --------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
 Net investment income (loss)      $  (1,405,774)  $   6,813,626  $  (11,068,530)  $     605,134   $    (400,262)  $    (220,497)

 Net realized gains (losses)          (2,863,827)      2,346,614      29,733,414       1,839,421       4,476,353         844,746
 Change in net unrealized
   appreciation (depreciation)
   of investments                      2,953,318         923,021     163,316,415       3,518,074      11,220,244      11,614,448
                                   -------------   -------------  --------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from operations          (1,316,283)     10,083,261     181,981,299       5,962,629      15,296,335      12,238,697
                                   -------------   -------------  --------------   -------------   -------------   -------------

From capital transactions:
 Net proceeds from units sold          4,959,075       2,760,447      10,925,063         473,580         493,150       1,408,037
 Cost of units redeemed              (76,009,878)    (29,956,364)   (216,550,172)     (8,928,622)    (11,454,860)    (21,281,919)
 Annuity benefit payments               (502,127)       (207,794)     (1,259,887)        (34,973)        (24,990)       (133,455)
 Net transfers                        31,144,628      (6,451,371)    (15,874,870)     (4,448,567)      1,748,716      (6,666,591)
 Contract maintenance charge             (80,998)        (62,944)       (737,216)        (36,969)        (38,017)        (68,713)
                                   -------------   -------------  --------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                   (40,489,300)    (33,918,026)   (223,497,082)    (12,975,551)     (9,276,001)    (26,742,641)
                                   -------------   -------------  --------------   -------------   -------------   -------------

Increase (decrease) in net assets    (41,805,583)    (23,834,765)    (41,515,783)     (7,012,922)      6,020,334     (14,503,944)
Net assets at beginning of period    176,856,444     218,565,601   1,699,121,533      85,890,387      82,029,038     172,085,602
                                   -------------   -------------  --------------   -------------   -------------   -------------
Net assets at end of period        $ 135,050,861   $ 194,730,836  $1,657,605,750   $  78,877,465   $  88,049,372   $ 157,581,658
                                   =============   =============  ==============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                      Goldman
                                      Global          Global           Sachs          Growth-         Growth        High-Yield
                                       Bond          Equities        Research         Income       Opportunities       Bond
                                     Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)     $  (1,341,149)  $  (2,345,529)  $    (310,434)  $  (6,179,892)  $    (350,349)  $  16,337,480

  Net realized gains (losses)          1,840,801      (9,735,269)       (452,197)     (7,391,728)     (1,343,051)        (42,031)
  Change in net unrealized
       appreciation
       (depreciation) of
       investments                     1,528,680      29,668,494       2,839,184      79,200,692       1,940,025      16,988,950
                                   -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from operations         2,028,332      17,587,696       2,076,553      65,629,072         246,625      33,284,399
                                   -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold           646,437       1,597,499         188,739       5,057,889         208,988       1,484,808
  Cost of units redeemed             (14,304,631)    (24,864,760)     (2,066,843)    (93,415,279)     (3,519,384)    (36,246,059)
  Annuity benefit payments               (63,149)       (199,849)        (16,375)       (996,851)         (3,947)       (243,480)
  Net transfers                       (1,318,394)    (17,808,760)     (2,903,290)    (53,021,770)     (7,050,333)    (26,097,318)
  Contract maintenance charge            (26,982)        (92,464)         (6,525)       (340,242)        (13,107)        (74,226)
                                   -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from capital
        transactions                 (15,066,719)    (41,368,334)     (4,804,294)   (142,716,253)    (10,377,783)    (61,176,275)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets    (13,038,387)    (23,780,638)     (2,727,741)    (77,087,181)    (10,131,158)    (27,891,876)
Net assets at beginning of period     95,804,408     209,702,594      21,703,835     776,995,860      28,319,772     263,751,824
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period        $  82,766,021   $ 185,921,956   $  18,976,094   $ 699,908,679   $  18,188,614   $ 235,859,948
                                   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                          MFS
                                      International   International                   Massachusetts      MFS
                                       Diversified       Growth          Marsico       Investors        Mid-Cap           MFS
                                        Equities       & Income          Growth          Trust          Growth        Total Return
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $     711,281   $    (551,494)  $  (1,017,659)  $  (1,447,777)  $  (2,394,069)  $  (7,178,300)

  Net realized gains (losses)            (6,462,495)      1,952,582       2,412,868      (8,579,019)    (23,421,568)      5,915,538
  Change in net unrealized
      appreciation (depreciation)
      of investments                     25,356,231      33,572,260       4,049,930      28,005,585      42,633,763      50,149,228
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from operations            19,605,017      34,973,348       5,445,139      17,978,789      16,818,126      48,886,466
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold              875,646       1,051,874         459,338       1,198,329       1,316,971       6,151,514
  Cost of units redeemed                (24,371,600)    (22,297,004)     (6,542,624)    (24,517,936)    (17,705,208)    (65,796,860)
  Annuity benefit payments                 (120,276)       (133,799)           (769)       (195,675)        (85,575)       (292,303)
  Net transfers                          (1,607,240)     11,021,453      (8,438,859)    (12,529,507)     (7,413,321)     13,921,148
  Contract maintenance charge               (57,893)        (77,623)        (22,634)        (92,573)        (77,797)       (192,395)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from capital
       transactions                     (25,281,363)    (10,435,099)    (14,545,548)    (36,137,362)    (23,964,930)    (46,208,896)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        (5,676,346)     24,538,249      (9,100,409)    (18,158,573)     (7,146,804)      2,677,570
Net assets at beginning of period       157,610,826     193,131,037      74,743,943     210,872,350     161,264,715     544,742,108
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $ 151,934,480   $ 217,669,286   $  65,643,534   $ 192,713,777   $ 154,117,911   $ 547,419,678
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                         Putnam
                                         Growth:           Real         SunAmerica                      Telecom         Worldwide
                                         Voyager          Estate         Balanced      Technology        Utility       High Income
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)         $  (2,970,004)  $   1,507,271   $    (121,235)  $    (489,828)  $   1,295,838   $   3,266,480

 Net realized gains (losses)            (19,957,824)      7,530,471      (7,643,863)     (2,456,939)     (2,212,348)     (3,317,982)
 Change in net unrealized
   appreciation (depreciation)
   of investments                        29,021,142      26,916,949      16,737,225         (19,873)      6,358,895       5,061,404
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
       assets from operations             6,093,314      35,954,691       8,972,127      (2,966,640)      5,442,385       5,009,902
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
 Net proceeds from units sold             1,965,506       1,003,288       1,379,575         481,816         241,929         349,020
 Cost of units redeemed                 (25,084,172)    (17,346,161)    (22,516,093)     (4,385,680)     (4,750,626)    (11,713,423)
 Annuity benefit payments                  (209,024)       (102,049)       (160,231)        (17,424)        (42,214)        (55,988)
 Net transfers                          (21,642,982)     10,239,108     (14,478,125)     (9,949,993)        325,007      (1,376,092)
 Contract maintenance charge               (133,613)        (45,436)       (115,633)        (16,071)        (18,525)        (27,622)
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                      (45,104,285)     (6,251,250)    (35,890,507)    (13,887,352)     (4,244,429)    (12,824,105)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets       (39,010,971)     29,703,441     (26,918,380)    (16,853,992)      1,197,956      (7,814,203)
Net assets at beginning of period       237,882,292     122,416,709     207,974,333      43,437,344      39,854,376      76,886,755
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $ 198,871,321   $ 152,120,150   $ 181,055,953   $  26,583,352   $  41,052,332   $  69,072,552
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                                                                         Davis
                                        Aggressive      Alliance        Blue Chip        Cash          Corporate        Venture
                                          Growth         Growth          Growth        Management         Bond           Value
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $    (182,170)  $    (861,856)  $    (177,182)  $    (469,495)  $   1,778,140   $  (1,332,169)

  Net realized gains (losses)               427,601         237,704         198,575        (463,548)        416,408       2,267,282
  Change in net unrealized
    appreciation (depreciation)
    of investments                        1,334,522       4,562,412         369,170         473,538         289,345      18,770,813
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from operations            1,579,953       3,938,260         390,563        (459,505)      2,483,893      19,705,926
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold              805,817       8,085,877       1,002,826      12,536,038       6,093,218      23,079,702
  Cost of units redeemed                   (537,352)     (3,106,792)       (688,490)     (9,392,500)     (3,311,687)     (9,311,605)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                            (673,758)        951,912        (185,294)     (1,932,733)      2,023,850      11,595,758
  Contract maintenance charge                (2,487)        (15,259)         (2,590)         (9,861)         (7,147)        (31,758)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from capital
        transactions                       (407,780)      5,915,738         126,452       1,200,944       4,798,234      25,332,097
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         1,172,173       9,853,998         517,015         741,439       7,282,127      45,038,023
Net assets at beginning of period        11,789,546      59,042,861      11,770,970      47,588,977      46,911,728     151,609,252
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  12,961,719   $  68,896,859   $  12,287,985   $  48,330,416   $  54,193,855   $ 196,647,275
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                        Federated
                                        "Dogs" of       Emerging         American        Foreign         Global           Global
                                       Wall Street       Markets         Leaders          Value           Bond           Equities
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)        $     147,087   $     (53,176)  $     (42,169)  $    (117,705)  $    (207,448)  $    (160,713)

  Net realized gains (losses)               288,416         430,471         390,141       1,575,903         289,849         329,599
  Change in net unrealized
    appreciation (depreciation)
    of investments                          989,889       1,676,400       1,183,730       6,824,284         196,037         840,239
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from operations            1,425,392       2,053,695       1,531,702       8,282,482         278,438       1,009,125
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold            2,120,972       1,013,152       1,394,579      15,400,948       2,260,688         540,457
  Cost of units redeemed                   (647,674)       (727,821)     (1,056,471)     (1,518,241)       (825,518)       (781,950)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                             279,017       3,590,152         665,143       8,683,311        (114,928)     (1,523,047)
  Contract maintenance charge                (3,477)         (2,428)         (4,115)         (6,015)         (2,083)         (2,361)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from capital
        transactions                      1,748,838       3,873,055         999,136      22,560,003       1,318,159      (1,766,901)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         3,174,230       5,926,750       2,530,838      30,842,485       1,596,597        (757,776)
Net assets at beginning of period        17,206,833       7,238,116      18,192,720      27,397,014      12,385,013      12,131,779
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  20,381,063   $  13,164,866   $  20,723,558   $  58,239,499   $  13,981,610   $  11,374,003
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                         Goldman                                                      International   International
                                          Sachs          Growth-         Growth         High-Yield      Diversified      Growth
                                        Research         Income       Opportunities       Bond          Equities         & Income
                                        Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $     (91,288)  $    (412,818)  $     (95,341)  $   2,745,713   $     262,708   $    (100,869)

    Net realized gains (losses)             112,753         714,141         165,079       1,346,233         487,405         995,107
    Change in net unrealized
        appreciation (depreciation)
        of investments                      587,686       3,329,089         129,088       1,439,844       4,869,649       4,062,091
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from operations            609,151       3,630,412         198,826       5,531,790       5,619,762       4,956,329
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold            246,399       1,753,220         561,069       2,956,646      11,660,553       2,101,904
    Cost of units redeemed                 (218,051)     (2,454,377)       (208,682)     (3,425,252)     (1,380,333)     (1,495,460)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                          (112,444)     (3,253,314)       (936,443)     (2,138,330)      5,214,760       2,118,620
    Contract maintenance charge              (1,145)         (8,746)         (1,577)         (5,145)         (5,791)         (4,058)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in
          net assets from capital
          transactions                      (85,241)     (3,963,217)       (585,633)     (2,612,081)     15,489,189       2,721,006
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets           523,910        (332,805)       (386,807)      2,919,709      21,108,951       7,677,335
Net assets at beginning of period         5,620,344      41,110,089       6,367,640      38,009,272      24,319,719      23,959,350
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $   6,144,254   $  40,777,284   $   5,980,833   $  40,928,981   $  45,428,670   $  31,636,685
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                           MFS
                                                      Massachusetts       MFS                            Putnam
                                         Marsico        Investors        Mid-Cap        MFS Total        Growth:          Real
                                         Growth          Trust           Growth          Return          Voyager         Estate
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $    (644,472)  $    (226,195)  $    (782,939)  $  (1,971,191)  $    (151,055)  $     283,464

    Net realized gains (losses)             880,253         324,285         712,771       1,468,665         146,200       1,355,724
    Change in net unrealized
      appreciation (depreciation)
      of investments                      3,614,729       2,426,545       5,719,840      13,393,321         281,582       5,720,305
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from operations          3,850,510       2,524,635       5,649,672      12,890,795         276,727       7,359,493
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold          4,363,657       2,847,418       5,209,074       7,197,023         274,604       2,661,984
    Cost of units redeemed               (2,808,631)     (1,381,166)     (2,387,718)     (8,485,316)       (535,552)     (1,342,080)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                           (26,545)       (402,350)        (23,032)        146,231      (1,448,885)      1,533,150
    Contract maintenance charge              (6,791)         (4,891)        (10,047)        (26,153)         (2,132)         (4,486)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from capital
          transactions                    1,521,690       1,059,011       2,788,277      (1,168,215)     (1,711,965)      2,848,568
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         5,372,200       3,583,646       8,437,949      11,722,580      (1,435,238)     10,208,061
Net assets at beginning of period        39,773,101      24,977,766      46,004,828     138,569,295      10,831,524      22,054,813
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  45,145,301   $  28,561,412   $  54,442,777   $ 150,291,875   $   9,396,286   $  32,262,874
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                       Small & Mid     SunAmerica                        Telecom        Worldwide      Aggressive
                                        Cap Value       Balanced       Technology        Utility       High Income       Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)         $    (358,060)  $     (46,313)  $    (162,537)  $      89,280   $     320,663   $     (68,634)

 Net realized gains (losses)              1,821,606         147,513           9,714          (5,603)         93,873         141,552
 Change in net unrealized
     appreciation (depreciation)
     of investments                       4,373,031         919,540        (438,834)        295,207          97,532         670,695
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from operations              5,836,577       1,020,740        (591,657)        378,884         512,068         743,613
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
 Net proceeds from units sold            10,640,602       1,352,851         993,793         233,214       1,321,145       2,507,144
 Cost of units redeemed                  (1,457,928)     (1,349,394)       (829,771)       (212,207)       (470,223)       (161,304)
 Annuity benefit payments                         0               0               0               0               0               0
 Net transfers                            9,631,518        (651,507)       (334,109)        502,479          32,191       1,299,269
 Contract maintenance charge                 (4,002)         (4,886)         (2,461)           (606)         (1,061)           (757)
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
       assets from capital
       transactions                      18,810,190        (652,936)       (172,548)        522,880         882,052       3,644,352
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        24,646,767         367,804        (764,205)        901,764       1,394,120       4,387,965
Net assets at beginning of period        21,094,074      21,674,122      11,093,203       2,314,354       6,035,724       2,800,069
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  45,740,841   $  22,041,926   $  10,328,998   $   3,216,118   $   7,429,844   $   7,188,034
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                                         Davis
                                        Alliance        Blue Chip         Cash         Corporate        Venture         "Dogs" of
                                         Growth          Growth        Management        Bond            Value         Wall Street
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 3)       (Class 3)      (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $    (639,252)  $     (96,724)  $    (814,861)  $   2,523,806   $  (1,035,699)  $      96,194

  Net realized gains (losses)                18,291          52,106        (352,376)          2,420         352,102         127,214
  Change in net unrealized
     appreciation (depreciation)
     of investments                       4,927,743         314,221         317,633         323,810      19,334,788         558,655
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from operations            4,306,782         269,603        (849,604)      2,850,036      18,651,191         782,063
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold           31,873,203       5,338,725      70,855,200      39,889,478      92,539,543       4,353,263
  Cost of units redeemed                 (1,941,316)       (251,469)    (15,962,562)     (2,605,268)     (6,742,282)       (308,982)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                          11,162,844        (901,327)     (6,666,923)     17,295,685      40,161,463       1,911,155
  Contract maintenance charge                (5,485)           (795)         (8,324)         (4,031)        (15,527)         (1,067)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from capital
        transactions                     41,089,246       4,185,134      48,217,391      54,575,864     125,943,197       5,954,369
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        45,396,028       4,454,737      47,367,787      57,425,900     144,594,388       6,736,432
Net assets at beginning of period        23,808,041       3,458,941      59,067,143      27,041,585      75,447,791       5,941,636
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  69,204,069   $   7,913,678   $ 106,434,930   $  84,467,485   $ 220,042,179   $  12,678,068
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                        Federated                                                        Goldman
                                         Emerging        American         Foreign         Global         Global           Sachs
                                         Markets         Leaders           Value           Bond         Equities         Research
                                        Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
                                        (Class 3)       (Class 3)        (Class 3)      (Class 3)       (Class 3)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $     (30,393)  $      12,912   $    (245,024)  $    (188,870)  $     (76,351)  $      (7,697)

    Net realized gains (losses)             129,973          86,242       3,593,727         196,617          60,560           5,729
    Change in net unrealized
       appreciation (depreciation)
       of investments                     1,392,882       1,938,823      18,969,116         243,590         581,306          68,101
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from operations          1,492,462       2,037,977      22,317,819         251,337         565,515          66,133
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold          4,394,618      15,036,213      67,795,495       7,565,015       3,462,546         465,515
    Cost of units redeemed                 (418,449)       (611,564)     (5,107,739)       (727,549)       (175,208)         (3,435)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                         3,345,276       7,218,461      34,844,043       2,308,316         565,612         255,913
    Contract maintenance charge                (553)         (1,878)        (14,201)         (1,121)           (571)            (44)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from capital
          transactions                    7,320,892      21,641,232      97,517,598       9,144,661       3,852,379         717,949
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         8,813,354      23,679,209     119,835,417       9,395,998       4,417,894         784,082
Net assets at beginning of period         2,493,972       7,744,918      51,821,309       7,261,358       2,782,623         187,086
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  11,307,326   $  31,424,127   $ 171,656,726   $  16,657,356   $   7,200,517   $     971,168
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                      International   International
                                         Growth-         Growth        High-Yield      Diversified        Growth         Marsico
                                          Income      Opportunities       Bond          Equities        & Income         Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 3)       (Class 3)       (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $    (136,901)  $     (48,548)  $   2,795,585   $     522,509   $     (64,030)  $    (273,160)

    Net realized gains (losses)             275,385          17,906         916,089         401,484         473,657         151,923
    Change in net unrealized
       appreciation (depreciation)
       of investments                     1,371,533         150,957       1,591,032      10,753,951       4,419,751       2,141,672
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from operations          1,510,017         120,315       5,302,706      11,677,944       4,829,378       2,020,435
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold          4,789,603       1,828,349      15,804,493      47,229,192       9,232,209       6,712,062
    Cost of units redeemed                 (653,306)        (80,915)     (6,135,856)     (3,181,647)     (1,083,735)       (589,017)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                         3,882,427        (109,329)      2,552,830      11,307,592       9,125,327       2,673,359
    Contract maintenance charge              (1,518)           (534)         (2,941)         (8,631)         (2,232)         (2,231)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from capital
          transactions                    8,017,206       1,637,571      12,218,526      55,346,506      17,271,569       8,794,173
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         9,527,223       1,757,886      17,521,232      67,024,450      22,100,947      10,814,608
Net assets at beginning of period         9,251,442       1,887,938      26,197,749      34,195,694      13,093,660      12,352,523
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  18,778,665   $   3,645,824   $  43,718,981   $ 101,220,144   $  35,194,607   $  23,167,131
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                           MFS
                                       Massachusetts       MFS                           Putnam
                                         Investors       Mid-Cap        MFS Total        Growth:          Real         Small & Mid
                                           Trust         Growth          Return          Voyager         Estate         Cap Value
                                         Portfolio      Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                         (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $    (198,253)  $    (652,547)  $  (1,221,625)  $     (40,928)  $     258,484   $    (827,339)

    Net realized gains (losses)              91,385         783,284         311,822          73,358         460,667       3,702,004
    Change in net unrealized
       appreciation (depreciation)
       of investments                     2,987,956       4,933,051      10,436,953          89,282       5,150,915      10,998,819
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from operations          2,881,088       5,063,788       9,527,150         121,712       5,870,066      13,873,484
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold         12,606,132      22,218,455      55,930,817       1,097,801      13,009,170      43,840,705
    Cost of units redeemed               (1,378,930)     (1,756,385)     (4,972,220)        (94,049)       (847,633)     (3,261,988)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                         4,441,820       2,419,802      20,517,923        (283,766)      2,046,804      30,074,043
    Contract maintenance charge              (3,050)         (5,665)        (13,588)           (539)         (2,261)        (10,666)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in net
          assets from capital
          transactions                   15,665,972      22,876,207      71,462,932         719,447      14,206,080      70,642,094
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        18,547,060      27,939,995      80,990,082         841,159      20,076,146      84,515,578
Net assets at beginning of period        14,918,833      26,634,953      51,426,805       2,371,873       9,535,274      34,616,193
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  33,465,893   $  54,574,948   $ 132,416,887   $   3,213,032   $  29,611,420   $ 119,131,771
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                        SunAmerica                      Telecom        Worldwide                        Emerging
                                         Balanced      Technology        Utility       High Income      Comstock        Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 3)       (Class 3)       (Class 3)       (Class 3)      (Class II)      (Class II)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $      (7,864)  $    (104,847)  $       2,111   $      45,873   $  (1,771,026)  $    (414,446)

    Net realized gains (losses)              47,268          (8,729)            684         (29,674)      1,787,521         273,622
    Change in net unrealized
      appreciation (depreciation)
      of investments                        515,665         (22,714)          6,852          15,023      32,225,072       1,498,133
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from operations               555,069        (136,290)          9,647          31,222      32,241,567       1,357,309
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold          5,456,672       3,837,936          45,447         263,002      43,590,243       3,582,578
    Cost of units redeemed                 (635,007)       (383,439)           (389)       (471,524)    (11,776,051)     (1,399,324)
    Annuity benefit payments                      0               0               0               0          (6,243)              0
    Net transfers                         1,040,055         422,540         (13,845)        641,052      49,038,129         473,652
    Contract maintenance charge              (1,446)         (1,097)              0               0         (51,508)         (7,320)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from capital
       transactions                       5,860,274       3,875,940          31,213         432,530      80,794,570       2,649,586
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         6,415,343       3,739,650          40,860         463,752     113,036,137       4,006,895
Net assets at beginning of period         5,614,623       5,131,029          44,646         453,299     155,970,767      25,259,965
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  12,029,966   $   8,870,679   $      85,506   $     917,051   $ 269,006,904   $  29,266,860
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                        Growth and                    Conservative    Conservative
                                         Income          Balanced       Balanced         Growth       Equity Income  Flexible Income
                                        Portfolio       Portfolio       Portfolio       Portfolio          Fund         Portfolio
                                       (Class II)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
  Net investment income (loss)        $  (1,871,806)  $     455,347   $      68,982   $    (100,844)  $      55,920   $     603,272

  Net realized gains (losses)             1,131,348       1,095,930         215,521         973,324         325,653         351,265
  Change in net unrealized
   appreciation (depreciation) of
   investments                           28,194,738       9,752,704         603,955       5,691,104       2,730,849         642,120
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease)
        in net assets
        from operations                  27,454,280      11,303,981         888,458       6,563,584       3,112,422       1,596,657
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
   units sold                            72,492,960       9,054,253         363,104       3,272,270         973,219       1,790,517
  Cost of units redeemed                (12,134,382)    (11,176,289)       (972,254)     (4,340,531)     (1,207,363)     (3,876,419)
  Annuity benefit
     payments                                (1,701)              0               0               0               0               0
  Net transfers                          39,917,667      29,440,424       3,532,652       6,856,014       2,105,510       8,792,790
  Contract
     maintenance
     charge                              (45,149)        (24,256)         (2,038)        (16,445)         (3,795)         (6,635)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease)
        in net assets
        from capital
        transactions                    100,229,395      27,294,132       2,921,464       5,771,308       1,867,571       6,700,253
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets                            127,683,675      38,598,113       3,809,922      12,334,892       4,979,993       8,296,910
Net assets at
  beginning of period                   143,874,667     113,349,873      11,062,689      61,463,053      16,659,742      27,846,432
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period                              $ 271,558,342   $ 151,947,986   $  14,872,611   $  73,797,945   $  21,639,735   $  36,143,342
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                                      International      Mid Cap         Money
                                         Growth      Growth & Income     Income          Growth           Stock          Market
                                          Fund            Fund            Fund            Fund            Fund            Fund
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                      -------------  ---------------  -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment income(loss)       $     (24,968)  $     (37,316)  $     414,989   $      (1,116)  $       7,284   $     (23,763)

    Net realized gains
    (losses)                                 17,081          86,496          64,130           4,831          48,998               0
    Change in net
     unrealized appreciation
     (depreciation) of
     investments                            117,055         560,904        (109,331)         44,718         500,476               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease)
         in net assets
         from operations                    109,168         610,084         369,788          48,433         556,758         (23,763)
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
    Net proceeds from
      units sold                             33,297         389,915          96,383          41,582          97,337       1,878,347
    Cost of units redeemed                 (128,529)       (530,220)       (950,495)        (20,042)       (263,172)       (776,738)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                           158,794       1,188,221         364,468         260,443       1,843,958      (1,374,887)
    Contract maintenance
      charge                                   (716)         (1,767)         (2,021)           (126)           (801)         (2,920)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease)
          in net assets
          from capital
          transactions                       62,846       1,046,149        (491,665)        281,857       1,677,322        (276,198)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets                                172,014       1,656,233        (121,877)        330,290       2,234,080        (299,961)
Net assets at beginning
  of period                               1,580,583       7,203,781       9,994,752         184,369       3,162,251       4,437,070
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period                              $   1,752,597   $   8,860,014   $   9,872,875   $     514,659   $   5,396,331   $   4,137,109
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                       Short Term         Small         Strategic         U.S.          West Coast
                                          REIT           Income         Cap Growth        Growth       Government        Equity
                                          Fund            Fund            Fund          Portfolio    Securities Fund      Fund
                                        (Class 1)       (Class 1)       (Class 1)        (Class 1)       (Class 1)      (Class 1)
                                      -------------   -------------   -------------   -------------  ---------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
    Net investment income (loss)      $         112   $     103,289   $     (30,035)  $    (140,925)  $     395,534   $    (151,796)

    Net realized gains (losses)               7,497         (15,472)         19,380         281,574         (83,564)        184,659
    Change in net unrealized
     appreciation
     (depreciation) of
     investments                            101,980         (69,083)         60,442       1,677,325          32,967       1,417,070
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in
          net assets from
          operations                        109,589          18,734          49,787       1,817,974         344,937       1,449,933
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold             93,640          60,636         198,195       1,772,176          89,562         756,914
    Cost of units redeemed                  (15,651)       (458,186)        (65,486)     (1,252,462)     (1,470,463)       (876,417)
    Annuity benefit payments                      0               0               0               0               0               0
    Net transfers                           431,818        (202,264)        491,386       3,191,187      (4,118,204)      2,425,160
    Contract maintenance charge                 (78)         (1,234)           (413)         (5,582)         (4,699)         (3,055)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (decrease) in
          net assets from
          capital transactions              509,729        (601,048)        623,682       3,705,319      (5,503,804)      2,302,602
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets           619,318        (582,314)        673,469       5,523,293      (5,158,867)      3,752,535
Net assets at beginning of period               452       4,457,940       1,597,697      13,717,984      20,001,877      10,685,593
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $     619,770   $   3,875,626   $   2,271,166   $  19,241,277   $  14,843,010   $  14,438,128
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                       Conservative   Conservative
                                         Balanced        Balanced        Growth       Equity Income  Flexible Income     Growth
                                        Portfolio       Portfolio       Portfolio         Fund          Portfolio         Fund
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                      -------------   -------------   -------------   -------------  ---------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income(loss)         $     136,635   $      38,844   $    (138,248)  $      (1,140)  $     790,380   $     (20,720)

  Net realized gains (losses)               442,826          66,777         361,388         159,459         120,053          41,244
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                            8,399,383         682,289       3,950,319       2,158,390       1,446,316          55,370
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
        net assets from
        operations                        8,978,844         787,910       4,173,459       2,316,709       2,356,749          75,894
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units
     sold                                19,007,219       3,018,425      10,476,078       1,834,555       6,303,463         188,292
  Cost of units redeemed                 (7,077,568)       (780,255)     (2,200,405)       (801,939)     (2,788,597)       (278,849)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                          32,795,557       5,228,759       8,038,160       4,894,639      23,285,069          67,986
  Contract maintenance charge               (21,085)         (2,288)         (8,429)         (2,824)        (11,690)           (357)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
        net assets from
        capital transactions             44,704,123       7,464,641      16,305,404       5,924,431      26,788,245         (22,928)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net
  assets                                 53,682,967       8,252,551      20,478,863       8,241,140      29,144,994          52,966
Net assets at beginning of
  period                                 77,198,534       6,800,644      29,733,408      10,218,103      32,623,129       1,210,182
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $ 130,881,501   $  15,053,195   $  50,212,271   $  18,459,243   $  61,768,123   $   1,263,148
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                      International      Mid Cap         Money
                                     Growth & Income     Income          Growth           Stock          Market           REIT
                                          Fund            Fund            Fund            Fund            Fund            Fund
                                       (Class 2)        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                     ---------------  -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)        $     (22,053)  $     945,810   $      (1,002)  $     (29,518)  $     (34,657)  $        (377)

  Net realized gains (losses)                51,066          40,005           1,360          56,682               0           6,863
  Change in net unrealized
   appreciation
   (depreciation) of investments            181,428        (201,399)         23,538         229,285               0          21,941
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from operations               210,441         784,416          23,896         256,449         (34,657)         28,427
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold              272,978         845,942          28,732         254,665       3,760,798          79,963
  Cost of units redeemed                   (447,733)     (1,733,494)         (3,005)       (160,068)       (364,453)         (3,622)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                             633,286       2,140,705          47,738         695,371      (1,061,514)         87,847
  Contract maintenance charge                  (818)         (5,071)            (28)           (399)         (1,547)            (62)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from capital
       transactions                         457,713       1,248,082          73,437         789,569       2,333,284         164,126
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net
  assets                                    668,154       2,032,498          97,333       1,046,018       2,298,627         192,553
Net assets at beginning of
  period                                  2,685,128      21,031,226         161,536       1,513,958       3,070,680             302
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $   3,353,282   $  23,063,724   $     258,869   $   2,559,976   $   5,369,307   $     192,855
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                                                                         Nations
                                        Short Term        Small         Strategic          U.S.         West Coast        Asset
                                          Income       Cap Growth         Growth        Government       Equity        Allocation
                                          Fund            Fund          Portfolio    Securities Fund      Fund         Portfolio
                                        (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class B)
                                      -------------   -------------   -------------  ---------------  -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)        $     175,804   $     (18,903)  $    (109,406)  $     289,202   $    (100,016)  $      (1,506)

  Net realized gains (losses)               (33,019)         21,824         135,193         (78,675)        122,259          18,384
  Change in net unrealized
     appreciation (depreciation)
     of investments                        (141,240)         (9,117)      1,311,798          42,235         717,715          72,436
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from operations                 1,545          (6,196)      1,337,585         252,762         739,958          89,314
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold              113,290         130,485       3,696,418           5,021         650,396          95,974
  Cost of units redeemed                   (532,268)       (261,782)       (351,259)       (711,966)       (702,723)       (168,785)
  Annuity benefit payments                        0               0               0               0               0               0
  Net transfers                           1,208,904         275,593       2,494,722      (3,001,126)      2,218,121         191,647
  Contract maintenance charge                (1,844)           (244)         (2,321)         (6,454)         (1,808)           (267)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
       assets from capital
       transactions                         788,082         144,052       5,837,560      (3,714,525)      2,163,986         118,569
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net
  assets                                    789,627         137,856       7,175,145      (3,461,763)      2,903,944         207,883
Net assets at beginning of
  period                                  6,143,271       1,031,091       7,660,858      16,176,032       5,171,578       1,283,500
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $   6,932,898   $   1,168,947   $  14,836,003   $  12,714,269   $   8,075,522   $   1,491,383
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                         Nations                                         Nations
                                          Nations        Nations          Marsico        Nations          Nations         Marsico
                                        High Yield    International      Focused         Marsico          Marsico      International
                                           Bond           Value          Equities        Growth        21st Century    Opportunities
                                         Portfolio      Portfolio       Portfolio       Portfolio        Portfolio      Portfolio
                                         (Class B)      (Class B)       (Class B)       (Class B)        (Class B)      (Class B)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)         $   1,252,262   $      (9,470)  $    (535,555)  $     (77,824)  $     (16,984)  $     (43,150)

 Net realized gains (losses)              1,199,910         890,669         406,343         118,133          53,408          83,391
 Change in net unrealized
     appreciation (depreciation)
     of investments                        (277,022)        497,142       4,331,322         581,819         190,616         559,858
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from operations              2,175,150       1,378,341       4,202,110         622,128         227,040         600,099
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
 Net proceeds from units sold             7,966,024         106,860      14,629,460         959,344          52,547       1,485,502
 Cost of units redeemed                  (1,225,497)       (420,417)     (1,473,047)       (290,757)        (26,917)       (200,276)
 Annuity benefit payments                         0               0               0               0               0               0
 Net transfers                            1,404,932        (436,550)      5,406,480         698,456         125,705       1,057,377
 Contract maintenance charge                 (1,902)         (1,071)         (3,970)           (677)           (176)           (483)
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                        8,143,557        (751,178)     18,558,923       1,366,366         151,159       2,342,120
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        10,318,707         627,163      22,761,033       1,988,494         378,199       2,942,219
Net assets at beginning of period        16,287,265       7,229,153      23,341,858       4,062,084         920,735       2,283,113
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  26,605,972   $   7,856,316   $  46,102,891   $   6,050,578   $   1,298,934   $   5,225,332
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                         Nations        Nations
                                         MidCap          Small           Nations          Asset         Global
                                         Growth         Company           Value         Allocation       Growth          Growth
                                        Portfolio       Portfolio        Portfolio         Fund           Fund            Fund
                                        (Class B)       (Class B)       (Class B)        (Class 2)      (Class 2)       (Class 2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)        $     (30,940)  $     (55,377)  $      (6,989)  $     636,805   $  (1,392,744)  $  (3,840,988)

  Net realized gains (losses)                41,730          89,988          63,511         110,248         407,874         943,668
  Change in net unrealized
     appreciation
     (depreciation) of
     investments                            200,469         258,238         552,812       5,478,034      18,296,083      37,042,578
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from operations              211,259         292,849         609,334       6,225,087      17,311,213      34,145,258
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold              115,054         341,038       1,328,922       5,810,543      59,331,689     108,083,880
  Cost of units redeemed                   (258,609)       (334,992)       (466,137)     (5,321,041)     (6,038,488)    (14,772,004)
  Annuity benefit payments                        0               0               0               0               0          (6,628)
  Net transfers                            (111,432)        180,494         995,877      36,199,011      62,476,250     104,461,542
  Contract maintenance charge                  (302)           (382)           (676)        (34,736)        (24,229)        (68,953)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
        assets from capital
        transactions                       (255,289)        186,158       1,857,986      36,653,777     115,745,222     197,697,837
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net
  assets                                    (44,030)        479,007       2,467,320      42,878,864     133,056,435     231,843,095
Net assets at beginning of
  period                                  2,026,521       3,430,944       3,691,238      63,156,767      61,333,079     173,093,030
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $   1,982,491   $   3,909,951   $   6,158,558   $ 106,035,631   $ 194,389,514   $ 404,936,125
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                         Growth           Asset           Cash                          Growth-        High-Income
                                         Income         Allocation     Management       Growth          Income            Bond
                                          Fund             Fund           Fund           Fund            Fund             Fund
                                        (Class 2)        (Class 3)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
  Net investment income
  (loss)                              $  (1,562,543)  $   2,556,072   $     (29,441)  $  (3,834,948)  $   4,546,113   $   5,590,773

  Net realized gains
  (losses)                                1,244,392      (1,810,757)       (721,053)    (28,596,826)    (17,747,418)     (2,913,528)
  Change in net unrealized
     appreciation
     (depreciation) of
      investments                        32,399,996       4,743,987         637,440      77,359,789      56,405,679         746,292
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
        net assets from
        operations                       32,081,845       5,489,302        (113,054)     44,928,015      43,204,374       3,423,537
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold          123,238,504         994,292         154,489       3,717,044       4,196,224         471,170
  Cost of units redeemed                (17,974,880)    (13,215,407)     (8,591,969)    (83,713,535)    (97,050,907)     (8,514,368)
  Annuity benefit payments                   (7,289)       (312,099)       (202,763)     (2,627,473)     (3,166,388)       (285,855)
  Net transfers                         123,575,120       3,952,197       4,976,518      (9,003,235)        311,003      (2,456,927)
  Contract maintenance charge               (84,857)        (63,471)        (59,209)        (93,428)       (113,555)        (70,289)
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in
        net assets from
        capital transactions            228,746,598      (8,644,488)     (3,722,934)    (91,720,627)    (95,823,623)    (10,856,269)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets                            260,828,443      (3,155,186)     (3,835,988)    (46,792,612)    (52,619,249)     (7,432,732)
Net assets at beginning
  of period                             206,073,341      84,126,831      23,692,911     559,902,919     587,583,397      52,459,226
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period                              $ 466,901,784   $  80,971,645   $  19,856,923   $ 513,110,307   $ 534,964,148   $  45,026,494
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)


                                                                                           U.S.
                                                                                       Government/
                                                                                        AAA-Rated         Growth         Mid Cap
                                                                      International     Securities      and Income        Value
                                                                          Fund             Fund         Portfolio       Portfolio
                                                                         (Class 3)       (Class 3)     (Class VC)      (Class VC)
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                      $   1,199,705   $   4,279,643   $    (530,480)  $    (688,716)

    Net realized gains (losses)                                          (5,602,768)     (1,360,353)      1,608,128       1,827,429
    Change in net unrealized appreciation
       (depreciation) of investments                                     20,839,420      (2,014,911)     12,779,183      12,704,197
                                                                      -------------   -------------   -------------   -------------
       Increase (decrease) in net assets from operations                 16,436,357         904,379      13,856,831      13,842,910
                                                                      -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold                                            995,802         259,960      32,272,142       3,424,342
    Cost of units redeemed                                              (19,397,007)     (8,860,929)     (4,894,473)     (4,217,468)
    Annuity benefit payments                                               (381,915)       (358,556)              0          (6,588)
    Net transfers                                                         1,647,723      (4,413,809)     36,983,831      40,830,869
    Contract maintenance charge                                             (79,894)        (67,318)        (28,482)        (21,447)
                                                                      -------------   -------------   -------------   -------------
       Increase (decrease) in net assets from capital transactions      (17,215,291)    (13,440,652)     64,333,018      40,009,708
                                                                      -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                          (778,934)    (12,536,273)     78,189,849      53,852,618
Net assets at beginning of period                                       113,895,501      55,586,852      74,869,034      39,325,869
                                                                      -------------   -------------   -------------   -------------
Net assets at end of period                                           $ 113,116,567   $  43,050,579   $ 153,058,883   $  93,178,487
                                                                      =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 167 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the nine currently available Class B investment portfolios of the Nations Separate Account Trust (the "Nations Trust"), (6) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"),
      (7) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), or (8) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Nations Trust, the Class II shares in

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the American Series, the Lord Abbett Fund, and the BB&T fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On January 20, 2004, the portfolios of the Anchor Pathway Fund ("Pathway Fund") were substituted for those in the American Series. On that date, the Variable Accounts that invested in portfolios of Pathway Fund exchanged their shares in the portfolios of the American Series, for shares with an equal value in similar portfolios of the American Series. The unit value of each Variable Account remained the same. The substitution was a tax-free reorganization.

Predecessor Pathway Fund Portfolio            Current American Series Portfolio
Growth Series                                 Growth Fund
International Series                          International Fund
Growth-Income Series                          Growth-Income Fund
Asset Allocation Series                       Asset Allocation Fund
High-Yield Bond Series                        High-Income Bond Fund
U.S. Government/AAA-Rated Securities Series   U.S. Government/AAA-Rated
                                              Securities Fund
Cash Management Series                        Cash Management Fund

      On December 9, 2005 the Nations Trust liquidated the Nations International Value Portfolio (Class B) and the portfolio was no longer an available investment portfolio for the Separate Account. As a result, on that date, the Nations International Value Portfolio (Class B) Variable Account was substituted with the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account. Also on that date, the portfolio in which the Nations International Value Portfolio (Class B) Variable Account was invested, liquidated its investments and distributed the resulting cash to the Nations International Value Portfolio (Class B) Variable Account. Thereafter, the Nations International Value Portfolio (Class B) Variable Account transferred the cash to the International Growth and Income Portfolio (Class 1) Variable Account and

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      the International Diversified Equities Portfolio (Class 2) Variable Account to buy shares in the underlying portfolios.

      Prior to May 1, 2004, the Small Cap Growth Fund was named Small Cap Stock Fund. On January 23, 2004 the Nations Capital Growth Portfolio was merged into the Nations Marsico Growth Portfolio.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are no contract maintenance charges under the Polaris Advisor contract.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or 1.82%. The mortality risk charge is compensation for the mortality risks assumed by the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS(continued)

      Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0.10% to 0.65% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      MARKET LOCK AND INCOME REWARDS FEE: The optional Market Lock and Income Rewards features, offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee for Market Lock is 0.65% and for Income Rewards is 0.65% in years 0-7 and 0.45% in years 8-10, of

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS(continued)

      the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2005 consist of the following:

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $12,290,971      $78,897,442
Capital Appreciation Portfolio (Class 1)                    16,086,258      187,305,159
Government and Quality Bond Portfolio (Class 1)             28,467,711       78,718,804
Growth Portfolio (Class 1)                                  36,157,707       95,227,315
Natural Resources Portfolio (Class 1)                       40,872,216       22,738,143
Asset Allocation Portfolio (Class 2)                         1,585,807        2,634,491
Capital Appreciation Portfolio (Class 2)                     8,812,118       19,224,271
Government and Quality Bond Portfolio (Class 2)             18,253,797       21,208,561
Growth Portfolio (Class 2)                                   8,547,683       10,917,481
Natural Resources Portfolio (Class 2)                       11,713,252        8,694,930

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------

ANCHOR TRUST (continued):
Asset Allocation Portfolio (Class 3)                      $  6,714,639      $  1,858,982
Capital Appreciation Portfolio (Class 3)                    75,074,677         7,465,701
Government and Quality Bond Portfolio (Class 3)             95,790,264        13,929,233
Growth Portfolio (Class 3)                                  46,512,497         3,189,254
Natural Resources Portfolio (Class 3)                       34,721,801         9,636,791

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                     $ 18,953,005      $ 51,538,605
Alliance Growth Portfolio (Class 1)                         18,020,481       185,842,133
Blue Chip Growth Portfolio (Class 1)                         8,539,553         9,936,865
Cash Management Portfolio (Class 1)                        188,393,891       204,575,777
Corporate Bond Portfolio (Class 1)                          14,698,657        29,971,681
Davis Venture Value Portfolio (Class 1)                     16,288,095       316,620,011
"Dogs" of Wall Street Portfolio (Class 1)                    2,457,013        21,968,596
Emerging Markets Portfolio (Class 1)                        19,245,838        17,848,587
Federated American Leaders Portfolio (Class 1)               5,222,505        40,638,386
Global Bond Portfolio (Class 1)                              8,900,345        14,988,606
Global Equities Portfolio (Class 1)                          5,693,752        39,130,991
Goldman Sachs Research Portfolio (Class 1)                   1,510,148         5,937,127
Growth-Income Portfolio (Class 1)                            7,130,228       179,749,027
Growth Opportunities Portfolio (Class 1)                     3,372,252         7,917,991
High-Yield Bond Portfolio (Class 1)                         76,052,834       117,903,949
International Diversified Equities Portfolio (Class 1)      21,374,654        45,823,909
International Growth & Income Portfolio (Class 1)           12,897,664        45,870,559
Marsico Growth Portfolio (Class 1)                          10,308,078        13,982,230
MFS Massachusetts Investors Trust Portfolio (Class 1)        2,466,989        40,143,887
MFS Mid-Cap Growth Portfolio (Class 1)                      16,456,330        52,231,011
MFS Total Return Portfolio (Class 1)                        40,395,020        79,926,072
Putnam Growth: Voyager Portfolio (Class 1)                   2,189,560        49,542,573
Real Estate Portfolio (Class 1)                             19,754,200        39,876,506
SunAmerica Balanced Portfolio (Class 1)                      4,758,884        43,744,408
Technology Portfolio (Class 1)                               3,413,948         8,521,780
Telecom Utility Portfolio (Class 1)                          3,234,964        11,099,669
Worldwide High Income Portfolio (Class 1)                    8,773,985        17,353,044
Aggressive Growth Portfolio (Class 2)                        3,688,183         4,495,025
Alliance Growth Portfolio (Class 2)                          7,158,867        12,202,878

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------
SUNAMERICA TRUST (continued):
Blue Chip Growth Portfolio (Class 2)                        $1,350,813       $3,028,407
Cash Management Portfolio (Class 2)                         43,586,922       50,599,208
Corporate Bond Portfolio (Class 2)                           8,545,114        7,720,158
Davis Venture Value Portfolio (Class 2)                      9,886,748       21,790,273
"Dogs" of Wall Street Portfolio (Class 2)                    1,792,308        3,034,055
Emerging Markets Portfolio (Class 2)                         5,487,484        4,479,465
Federated American Leaders Portfolio (Class 2)               1,918,489        4,179,542
Foreign Value Portfolio (Class 2)                            7,342,699        5,832,253
Global Bond Portfolio (Class 2)                              5,869,124        3,035,208
Global Equities Portfolio (Class 2)                          3,230,080        2,150,098
Goldman Sachs Research Portfolio (Class 2)                     388,018        1,206,258
Growth-Income Portfolio (Class 2)                            1,875,411        8,472,480
Growth Opportunities Portfolio (Class 2)                       927,630        1,299,506
High-Yield Bond Portfolio (Class 2)                         15,210,455       18,115,645
International Diversified Equities Portfolio (Class 2)       7,910,452        6,060,964
International Growth & Income Portfolio (Class 2)            4,869,063        7,096,042
Marsico Growth Portfolio (Class 2)                           4,054,071        7,211,010
MFS Massachusetts Investors Trust Portfolio (Class 2)        1,459,112        4,472,178
MFS Mid-Cap Growth Portfolio (Class 2)                       4,030,661       11,406,454
MFS Total Return Portfolio (Class 2)                        17,308,924       20,557,990
Putnam Growth: Voyager Portfolio (Class 2)                     758,808        1,658,156
Real Estate Portfolio (Class 2)                              6,416,825        8,659,820
Small & Mid Cap Value Portfolio (Class 2)                    8,126,760        8,401,069
SunAmerica Balanced Portfolio (Class 2)                      1,628,614        4,173,521
Technology Portfolio (Class 2)                               1,829,390        2,408,860
Telecom Utility Portfolio (Class 2)                          1,854,989        1,332,294
Worldwide High Income Portfolio (Class 2)                    1,739,836        1,587,386
Aggressive Growth Portfolio (Class 3)                        6,883,824        4,000,171
Alliance Growth Portfolio (Class 3)                         31,383,110        5,839,364
Blue Chip Growth Portfolio (Class 3)                         3,624,043        1,674,911
Cash Management Portfolio (Class 3)                        105,030,014       97,235,504
Corporate Bond Portfolio (Class 3)                          59,393,570        5,744,206
Davis Venture Value Portfolio (Class 3)                    102,085,299        7,926,798
"Dogs" of Wall Street Portfolio (Class 3)                    4,000,337        3,911,125
Emerging Markets Portfolio (Class 3)                        14,325,453        4,474,906
Federated American Leaders Portfolio (Class 3)              16,529,920        3,306,242

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------
SUNAMERICA TRUST (continued):
Foreign Value Portfolio (Class 3)                         $ 89,309,046      $ 8,180,218
Global Bond Portfolio (Class 3)                             14,475,167        3,490,380
Global Equities Portfolio (Class 3)                          6,132,616        1,228,948
Goldman Sachs Research Portfolio (Class 3)                     838,934          341,607
Growth-Income Portfolio (Class 3)                            6,306,092        5,847,986
Growth Opportunities Portfolio (Class 3)                     2,151,020        1,380,053
High-Yield Bond Portfolio (Class 3)                         38,247,738       28,567,157
International Diversified Equities Portfolio (Class 3)      47,786,620        8,977,935
International Growth & Income Portfolio (Class 3)           12,456,364        6,309,420
Marsico Growth Portfolio (Class 3)                           7,267,756        4,241,405
MFS Massachusetts Investors Trust Portfolio (Class 3)       11,808,921        2,957,699
MFS Mid-Cap Growth Portfolio (Class 3)                      17,131,811        6,451,888
MFS Total Return Portfolio (Class 3)                        75,300,394        9,308,248
Putnam Growth: Voyager Portfolio (Class 3)                   2,557,129          927,252
Real Estate Portfolio (Class 3)                             22,097,437        5,879,130
Small & Mid Cap Value Portfolio (Class 3)                   70,017,643       20,666,831
SunAmerica Balanced Portfolio (Class 3)                      3,359,220        2,864,513
Technology Portfolio (Class 3)                               5,085,274        3,469,959
Telecom Utility Portfolio (Class 3)                            147,290           42,198
Worldwide High Income Portfolio (Class 3)                      782,098          409,480

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                        $101,914,583      $26,711,492
Emerging Growth Portfolio                                    6,955,596        8,418,760
Growth and Income Portfolio                                106,164,355       19,402,770

WM TRUST:
Balanced Portfolio (Class 1)                              $ 22,826,252      $16,899,207
Conservative Balanced Portfolio (Class 1)                    3,870,595        2,346,522
Conservative Growth Portfolio (Class 1)                      6,577,195        8,882,460
Equity Income Fund (Class 1)                                10,148,669        1,973,982
Flexible Income Portfolio (Class 1)                          6,732,858        5,879,907
Growth Fund (Class 1)                                          226,005          492,414
Growth & Income Fund (Class 1)                                 957,755        1,734,179
Income Fund (Class 1)                                        2,955,020        1,933,399
International Growth Fund (Class 1)                            380,783           53,869

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------
WM TRUST (continued):
Mid Cap Stock Fund (Class 1)                              $    965,602      $ 1,051,794
Money Market Fund (Class 1)                                  5,058,742        4,448,748
REIT Fund (Class 1)                                            663,796          361,075
Short Term Income Fund (Class 1)                               426,128        1,364,994
Small Cap Growth Fund (Class 1)                                149,164          621,155
Small Cap Value Fund (Class 1) (1)                              52,695              223
Strategic Growth Portfolio (Class 1)                         3,572,171        2,866,651
U.S. Government Securities Fund (Class 1)                    1,128,202        2,791,124
West Coast Equity Fund (Class 1)                             4,018,137        2,127,658
Balanced Portfolio (Class 2)                                34,297,638       19,013,804
Conservative Balanced Portfolio (Class 2)                   10,198,634        3,054,421
Conservative Growth Portfolio (Class 2)                     15,013,087        8,226,022
Equity Income Fund (Class 2)                                15,319,597        3,977,855
Flexible Income Portfolio (Class 2)                         19,421,178        8,967,479
Growth Fund (Class 2)                                           97,123          337,932
Growth & Income Fund (Class 2)                                 769,124          873,899
Income Fund (Class 2)                                        4,410,458        6,686,839
International Growth Fund (Class 2)                            584,103           52,825
Mid Cap Stock Fund  (Class 2)                                  981,168          685,825
Money Market Fund (Class 2)                                  6,665,280        8,772,790
REIT Fund (Class 2)                                          1,257,050          539,022
Short Term Income Fund (Class 2)                             1,004,263        2,730,246
Small Cap Growth Fund (Class 2)                                335,855          427,419
Small Cap Value Fund (Class 2) (1)                              14,822              121
Strategic Growth Portfolio (Class 2)                         8,180,978        3,983,252
U.S. Government Securities Fund (Class 2)                    1,164,284        4,947,566
West Coast Equity Fund (Class 2)                             3,006,407        1,664,160

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                        $     53,269      $   215,175
Nations High Yield Bond Portfolio                            7,345,855        5,017,846
Nations International Value Portfolio (2)                    2,194,890        8,207,864
Nations Marsico Focused Equities Portfolio                  15,576,648        5,431,806
Nations Marsico Growth Portfolio                             1,039,420          939,774
Nations Marsico 21st Century Portfolio                         273,989          157,896

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares    Proceeds from
Variable Accounts                                            Acquired        Shares Sold
-----------------------------------------------           --------------    -------------
NATIONS TRUST (Class B) (continued):
Nations Marsico International Opportunities Portfolio     $  1,519,202      $   1,152,061
Nations MidCap Growth Portfolio                                210,615            248,649
Nations Small Company Portfolio                                373,204            517,353
Nations Value Portfolio                                      1,641,294          1,550,669

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                           $ 20,798,750      $   5,672,172
Global Growth Fund  (Class 2)                               94,304,071         10,877,033
Growth Fund (Class 2)                                      155,609,427         30,445,310
Growth-Income Fund (Class 2)                               142,222,801         31,141,770
Asset Allocation Fund (Class 3)                              4,479,915         14,515,611
Cash Management Fund (Class 3)                              18,697,289         23,228,456
Growth Fund (Class 3)                                       19,925,170        106,581,316
Growth-Income Fund (Class 3)                                21,237,425        105,414,045
High-Income Bond Fund (Class 3)                              7,409,949         14,083,085
International Fund (Class 3)                                 5,056,620         24,328,881
U.S. Government/AAA-Rated Securities Fund (Class 3)          6,160,794          9,832,927

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                               $ 56,668,711      $  15,331,030
Mid Cap Value Portfolio                                     28,912,686         10,041,735

BB&T FUND:
BB&T Capital Manager Equity VIF Portfolio (3)             $     35,490      $          29
BB&T Large Cap Value VIF Portfolio (3)                         139,883                 44
BB&T Large Company Growth VIF Portfolio (3)                     17,863                  6
BB&T Mid Cap Growth VIF Fund (3)                               237,630                159
BB&T Special Opportunities Equity VIF Portfolio (3)            247,738                152
BB&T Total Return Bond VIF Portfolio (3)                       268,191                 98

(1) For the period from July 1, 2005 (inception) to December 31, 2005.

(2) For the period from January 1, 2005 to December 9, 2005.

(3) For the period from October 10, 2005 (inception) to December 31, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2005 were as follows:


                                                                        Government
                                                 Asset      Capital         and                   Natural     Asset      Capital
                                              Allocation Appreciation  Quality Bond    Growth    Resources  Allocation Appreciation
                                               Portfolio  Portfolio     Portfolio     Portfolio  Portfolio  Portfolio   Portfolio
                                               (Class 1)  (Class 1)     (Class 1)     (Class 1)  (Class 1)  (Class 2)   (Class 2)
                                            ------------ ------------ -------------- ----------  ---------  ---------- ------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                          0           0              0           0          0          0            0
   Units redeemed                                      0           0              0           0          0          0            0
   Units transferred                                   0           0              0           0          0          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0          0            0
Beginning units                                        0           0              0           0          0          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0          0            0
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.40%:
   Units sold                                          0           0              0           0          0          0        4,611
   Units redeemed                                      0           0              0           0          0          0       (2,600)
   Units transferred                                   0           0              0           0          0          0        6,718
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0          0        8,729
Beginning units                                        0           0              0           0          0          0       73,281
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0          0       82,010
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                          0           0              0           0          0      9,712       40,754
   Units redeemed                                      0           0              0           0          0    (29,074)    (147,494)
   Units transferred                                   0           0              0           0          0     13,565      (45,983)
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0     (5,797)    (152,723)
Beginning units                                        0           0              0           0          0    529,498    2,505,497
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0    523,701    2,352,774
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                    118,113     122,375        137,730      80,332     25,227          0            0
   Units redeemed                             (2,822,605) (3,123,906)    (3,375,461) (1,697,978)  (638,953)         0            0
   Units transferred                            (475,506) (1,455,972)       (78,332)   (742,794) 1,020,031          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding      (3,179,998) (4,457,503)    (3,316,063) (2,360,440)   406,305          0            0
Beginning units                               17,034,221  23,044,841     20,844,693  12,669,603  4,073,319          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                  13,854,223  18,587,338     17,528,630  10,309,163  4,479,624          0            0
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                          0       2,352            458           0          0          0            0
   Units redeemed                                      0     (18,263)       (41,387)          0          0          0            0
   Units transferred                                   0        (218)        (5,159)          0          0          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0     (16,129)       (46,088)          0          0          0            0
Beginning units                                        0     432,918        420,880           0          0          0            0
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0     416,789        374,792           0          0          0            0
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                          0           0              0           0          0        163          161
   Units redeemed                                      0           0              0           0          0     (6,788)     (13,677)
   Units transferred                                   0           0              0           0          0     (1,138)      (5,666)
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0     (7,763)     (19,182)
Beginning units                                        0           0              0           0          0     35,064       90,150
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0     27,301       70,968
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                          0           0              0           0          0          0        1,222
   Units redeemed                                      0           0              0           0          0          0       (2,007)
   Units transferred                                   0           0              0           0          0          0          473
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0          0         (312)
Beginning units                                        0           0              0           0          0          0       32,737
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0          0       32,425
                                            ============ ===========  =============  ==========  =========  =========  ===========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                          0           0              0           0          0          0        2,381
   Units redeemed                                      0           0              0           0          0          0      (10,157)
   Units transferred                                   0           0              0           0          0          0        4,312
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Increase (decrease) in units outstanding               0           0              0           0          0          0       (3,464)
Beginning units                                        0           0              0           0          0          0       52,568
                                            ------------ -----------  -------------  ----------  ---------  ---------  -----------
Ending units                                           0           0              0           0          0          0       49,104
                                            ============ ===========  =============  ==========  =========  =========  ===========

                                               Government                                               Government
                                                  and                  Natural    Asset     Capital        and
                                              Quality Bond   Growth   Resources Allocation Appreciation Quality Bond   Growth
                                               Portfolio   Portfolio  Portfolio Portfolio  Portfolio    Portfolio    Portfolio
                                               (Class 2)   (Class 2)  (Class 2) (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                            -------------- ---------- --------- ---------- ------------ ------------ ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.40%:
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                      77,205     41,967    13,348          0     684,111    1,249,798    524,735
   Units redeemed                                (425,576)  (113,414)  (41,828)         0    (171,626)    (558,455)  (143,184)
   Units transferred                               94,304    (28,518)   67,663          0     314,249      921,915    255,610
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding         (254,067)   (99,965)   39,183          0     826,734    1,613,258    637,161
Beginning units                                 5,975,208  2,161,193   571,322          0   2,519,157    6,795,338  1,902,185
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                    5,721,141  2,061,228   610,505          0   3,345,891    8,408,596  2,539,346
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                       4,943        567        29     46,268     368,811      824,967    222,921
   Units redeemed                                 (56,238)    (7,249)   (3,553)    (8,864)    (35,964)    (132,313)   (24,221)
   Units transferred                              (20,051)      (556)    2,695     29,973     140,957      551,070     93,442
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding          (71,346)    (7,238)     (829)    67,377     473,804    1,243,724    292,142
Beginning units                                   300,173     54,184    19,737    110,469     645,867    1,671,628    384,810
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                      228,827     46,946    18,908    177,846   1,119,671    2,915,352    676,952
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                           0          0         0          0           0            0          0
   Units redeemed                                       0          0         0          0           0            0          0
   Units transferred                                    0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Increase (decrease) in units outstanding                0          0         0          0           0            0          0
Beginning units                                         0          0         0          0           0            0          0
                                            -------------  ---------  --------  --------- -----------  -----------  ---------
Ending units                                            0          0         0          0           0            0          0
                                            =============  =========  ========  ========= ===========  ===========  =========

                                              Natural  Aggressive   Alliance    Blue Chip     Cash
                                             Resources   Growth      Growth       Growth   Management
                                             Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)  (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             --------- ----------- -----------  ---------- -----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                       0           0           0           0           0
   Units redeemed                                   0           0           0           0           0
   Units transferred                                0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0           0           0           0           0
Beginning units                                     0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0           0           0           0           0
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.40%:
   Units sold                                       0           0           0           0           0
   Units redeemed                                   0           0           0           0           0
   Units transferred                                0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0           0           0           0           0
Beginning units                                     0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0           0           0           0           0
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                 261,462           0           0           0           0
   Units redeemed                             (37,491)          0           0           0           0
   Units transferred                          111,089           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding      335,060           0           0           0           0
Beginning units                               404,634           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                  739,694           0           0           0           0
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                       0      55,826     127,316      41,464     381,185
   Units redeemed                                   0  (1,245,071) (3,387,253)   (597,279) (5,380,549)
   Units transferred                                0    (837,373) (2,174,803)    405,306   3,839,155
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0  (2,026,618) (5,434,740)   (150,509) (1,160,209)
Beginning units                                     0   9,631,790  25,418,858   3,856,033  10,249,742
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0   7,605,172  19,984,118   3,705,524   9,089,533
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                       0         386          78           0       4,661
   Units redeemed                                   0        (551)     (3,440)    (10,515)     (5,836)
   Units transferred                                0        (695)       (628)      3,040      (5,065)
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0        (860)     (3,990)     (7,475)     (6,240)
Beginning units                                     0      40,073     166,521     105,698      48,744
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0      39,213     162,531      98,223      42,504
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                  75,503           0           0           0           0
   Units redeemed                              (5,690)          0           0           0           0
   Units transferred                           35,064           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding      104,877           0           0           0           0
Beginning units                                99,929           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                  204,806           0           0           0           0
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                       0           0           0           0           0
   Units redeemed                                   0           0           0           0           0
   Units transferred                                0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0           0           0           0           0
Beginning units                                     0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0           0           0           0           0
                                             ========  ==========  ==========   =========  ==========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                       0           0           0           0           0
   Units redeemed                                   0           0           0           0           0
   Units transferred                                0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Increase (decrease) in units outstanding            0           0           0           0           0
Beginning units                                     0           0           0           0           0
                                             --------  ----------  ----------   ---------  ----------
Ending units                                        0           0           0           0           0
                                             ========  ==========  ==========   =========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 2005.


                                                                         Government
                                                Asset       Capital         and                  Natural     Asset      Capital
                                             Allocation   Appreciation  Quality Bond   Growth   Resources  Allocation Appreciation
                                              Portfolio    Portfolio     Portfolio    Portfolio Portfolio  Portfolio   Portfolio
                                              (Class 1)    (Class 1)      (Class 1)   (Class 1) (Class 1)  (Class 2)   (Class 2)
                                             -----------  ------------ -------------- --------- ---------  ---------- ------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                          0            0              0         0         0           0        2,965
   Units redeemed                                      0            0              0         0         0           0       (3,680)
   Units transferred                                   0            0              0         0         0           0       (1,103)
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0           0       (1,818)
Beginning units                                        0            0              0         0         0           0       20,734
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0           0       18,916
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.72%:
   Units sold                                          0            0              0         0         0         834        1,192
   Units redeemed                                      0            0              0         0         0     (17,785)     (36,148)
   Units transferred                                   0            0              0         0         0      (6,763)      (4,103)
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0     (23,714)     (39,059)
Beginning units                                        0            0              0         0         0      92,442      171,491
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0      68,728      132,432
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                          0            0              0         0         0       3,121       11,350
   Units redeemed                                      0            0              0         0         0      (9,855)     (20,272)
   Units transferred                                   0            0              0         0         0      (6,486)      (6,240)
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0     (13,220)     (15,162)
Beginning units                                        0            0              0         0         0     120,339      392,068
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0     107,119      376,906
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                          2        2,321          9,514     1,395        49           0            0
   Units redeemed                                 (3,517)     (20,923)       (39,933)  (10,766)   (2,709)          0            0
   Units transferred                                (304)      (6,708)           971    (3,218)    8,335           0            0
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding          (3,819)     (25,310)       (29,448)  (12,589)    5,675           0            0
Beginning units                                   88,396      376,349        423,388   208,505    66,539           0            0
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                      84,577      351,039        393,940   195,916    72,214           0            0
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                          0          174              0         0         0           0            0
   Units redeemed                                      0      (15,061)       (32,312)        0         0           0            0
   Units transferred                                   0       (4,759)         6,306         0         0           0            0
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0      (19,646)       (26,006)        0         0           0            0
Beginning units                                        0      173,320        200,053         0         0           0            0
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0      153,674        174,047         0         0           0            0
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                          0            0              0         0         0           0            0
   Units redeemed                                      0            0              0         0         0           0       (2,010)
   Units transferred                                   0            0              0         0         0           0       (1,340)
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0           0       (3,350)
Beginning units                                        0            0              0         0         0           0       29,119
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0           0       25,769
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.95%:
   Units sold                                          0            0              0         0         0           0           29
   Units redeemed                                      0            0              0         0         0           0       (4,063)
   Units transferred                                   0            0              0         0         0           0          313
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0           0       (3,721)
Beginning units                                        0            0              0         0         0           0        7,375
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0           0        3,654
                                             ===========  ===========  =============  ========  ========   =========  ===========
Contracts With Total Expenses of 1.97%:
   Units sold                                          0            0              0         0         0          30          243
   Units redeemed                                      0            0              0         0         0      (4,078)      (5,782)
   Units transferred                                   0            0              0         0         0      (3,521)      (4,924)
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Increase (decrease) in units outstanding               0            0              0         0         0      (7,569)     (10,463)
Beginning units                                        0            0              0         0         0      52,095       48,681
                                             -----------  -----------  -------------  --------  --------   ---------  -----------
Ending units                                           0            0              0         0         0      44,526       38,218
                                             ===========  ===========  =============  ========  ========   =========  ===========


                                               Government                                                   Government
                                                 and                    Natural     Asset      Capital         and
                                             Quality Bond   Growth     Resources  Allocation Appreciation  Quality Bond    Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 2)    (Class 2)   (Class 2)  (Class 3)   (Class 3)     (Class 3)    (Class 3)
                                             ------------  ---------   ---------  ---------- ------------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                          0          0           0           0            0             0           0
   Units redeemed                                      0          0           0           0            0             0           0
   Units transferred                                   0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding               0          0           0           0            0             0           0
Beginning units                                        0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                           0          0           0           0            0             0           0
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.72%:
   Units sold                                      2,373      1,859         260     131,908      484,301     1,114,695     326,981
   Units redeemed                                (71,551)   (11,447)     (5,565)    (18,781)     (65,219)     (346,971)    (62,599)
   Units transferred                              (4,903)      (565)     (1,271)     32,621      167,208       636,374     118,802
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding         (74,081)   (10,153)     (6,576)    145,748      586,290     1,404,098     383,184
Beginning units                                  333,011     76,797      28,357     404,971    1,129,749     3,215,639     867,148
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                     258,930     66,644      21,781     550,719    1,716,039     4,619,737   1,250,332
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                     25,053     12,204       4,841           0       27,140        82,286      25,452
   Units redeemed                                (77,250)   (17,582)    (15,635)          0      (19,922)      (53,175)    (13,223)
   Units transferred                             122,615    (30,308)     45,306           0       29,265       125,541      12,956
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding          70,418    (35,686)     34,512           0       36,483       154,652      25,185
Beginning units                                  942,998    344,366     155,926           0      277,447       735,600     210,421
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                   1,013,416    308,680     190,438           0      313,930       890,252     235,606
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                          0          0           0           0            0             0           0
   Units redeemed                                      0          0           0           0            0             0           0
   Units transferred                                   0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding               0          0           0           0            0             0           0
Beginning units                                        0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                           0          0           0           0            0             0           0
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                          0          0           0           0            0             0           0
   Units redeemed                                      0          0           0           0            0             0           0
   Units transferred                                   0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding               0          0           0           0            0             0           0
Beginning units                                        0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                           0          0           0           0            0             0           0
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.80%:
   Units sold                                          0          0           0           0            0             0           0
   Units redeemed                                      0          0           0           0            0             0           0
   Units transferred                                   0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding               0          0           0           0            0             0           0
Beginning units                                        0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                           0          0           0           0            0             0           0
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.95%:
   Units sold                                          0          0           0           0            0             0           0
   Units redeemed                                      0          0           0           0            0             0           0
   Units transferred                                   0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding               0          0           0           0            0             0           0
Beginning units                                        0          0           0           0            0             0           0
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                           0          0           0           0            0             0           0
                                             ===========   ========    ========   =========  ===========   ===========   =========
Contracts With Total Expenses of 1.97%:
   Units sold                                        240         17          32       1,391       50,501        74,609      17,262
   Units redeemed                                (19,482)    (1,818)     (1,744)     (1,958)      (6,420)      (21,541)     (7,624)
   Units transferred                               6,079     (2,992)      1,492      (1,375)      15,009        41,501      14,727
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Increase (decrease) in units outstanding         (13,163)    (4,793)       (220)     (1,942)      59,090        94,569      24,365
Beginning units                                  120,621     21,189       6,362      23,971      127,235       322,019      83,009
                                             -----------   --------    --------   ---------  -----------   -----------   ---------
Ending units                                     107,458     16,396       6,142      22,029      186,325       416,588     107,374
                                             ===========   ========    ========   =========  ===========   ===========   =========

                                               Natural    Aggressive   Alliance    Blue Chip       Cash
                                              Resources     Growth      Growth      Growth      Management
                                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                              ---------   ----------   ---------   ---------    ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                        0            0           0           0             0
   Units redeemed                                    0            0           0           0             0
   Units transferred                                 0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding             0            0           0           0             0
Beginning units                                      0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                         0            0           0           0             0
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.72%:
   Units sold                                  167,002            0           0           0             0
   Units redeemed                               (8,844)           0           0           0             0
   Units transferred                            57,822            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding       215,980            0           0           0             0
Beginning units                                180,306            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                   396,286            0           0           0             0
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                   11,620            0           0           0             0
   Units redeemed                               (6,357)           0           0           0             0
   Units transferred                            23,091            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding        28,354            0           0           0             0
Beginning units                                 83,304            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                   111,658            0           0           0             0
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                        0           41       2,115           5         1,321
   Units redeemed                                    0       (5,480)    (40,810)    (19,811)      (49,827)
   Units transferred                                 0       (8,567)    (25,559)    (20,098)       40,225
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding             0      (14,006)    (64,254)    (39,904)       (8,281)
Beginning units                                      0      108,850     291,529     163,817       184,469
                                              --------    ---------    --------    --------     ---------
Ending units                                         0       94,844     227,275     123,913       176,188
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                        0            0         210           0           302
   Units redeemed                                    0         (676)     (2,299)       (711)      (24,987)
   Units transferred                                 0          233        (368)        149        20,569
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding             0         (443)     (2,457)       (562)       (4,116)
Beginning units                                      0       17,259     101,138      21,448        63,235
                                              --------    ---------    --------    --------     ---------
Ending units                                         0       16,816      98,681      20,886        59,119
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.80%:
   Units sold                                        0            0           0           0             0
   Units redeemed                                    0            0           0           0             0
   Units transferred                                 0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding             0            0           0           0             0
Beginning units                                      0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                         0            0           0           0             0
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.95%:
   Units sold                                        0            0           0           0             0
   Units redeemed                                    0            0           0           0             0
   Units transferred                                 0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding             0            0           0           0             0
Beginning units                                      0            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                         0            0           0           0             0
                                              ========    =========    ========    ========     =========
Contracts With Total Expenses of 1.97%:
   Units sold                                   16,513            0           0           0             0
   Units redeemed                                 (263)           0           0           0             0
   Units transferred                             8,162            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Increase (decrease) in units outstanding        24,412            0           0           0             0
Beginning units                                 11,426            0           0           0             0
                                              --------    ---------    --------    --------     ---------
Ending units                                    35,838            0           0           0             0
                                              ========    =========    ========    ========     =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.


                                                              Davis                             Federated
                                              Corporate      Venture    "Dogs" of   Emerging    American     Global      Global
                                                Bond          Value    Wall Street   Markets     Leaders      Bond      Equities
                                              Portfolio     Portfolio   Portfolio   Portfolio   Portfolio  Portfolio    Portfolio
                                              (Class 1)     (Class 1)   (Class 1)   (Class 1)   (Class 1)  (Class 1)    (Class 1)
                                             ------------- ----------- ----------- ----------- ----------- ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.40%:
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                      102,094    242,668      24,250      35,972      41,160     37,325       56,991
   Units redeemed                               (1,622,531)(7,508,066) (1,022,925) (1,092,503) (1,354,739)  (745,557)  (1,505,678)
   Units transferred                               372,021 (1,669,569)   (811,674)  1,161,645    (694,862)   275,421     (356,717)
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding        (1,148,416)(8,934,967) (1,810,349)    105,114  (2,008,441)  (432,811)  (1,805,404)
Beginning units                                 11,017,206 51,546,276   6,811,215   7,845,372   8,809,670  4,681,700   10,656,352
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                     9,868,790 42,611,309   5,000,866   7,950,486   6,801,229  4,248,889    8,850,948
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                            0        934           0          23           0        911          177
   Units redeemed                                        0    (32,033)          0      (1,594)          0     (2,316)        (651)
   Units transferred                                     0      8,078           0       2,170           0      3,485          609
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0    (23,021)          0         599           0      2,080          135
Beginning units                                          0    429,972           0      20,530           0     35,301       15,823
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0    406,951           0      21,129           0     37,381       15,958
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                            0          0           0           0           0          0            0
   Units redeemed                                        0          0           0           0           0          0            0
   Units transferred                                     0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in units outstanding                 0          0           0           0           0          0            0
Beginning units                                          0          0           0           0           0          0            0
                                             ------------- ----------  ----------  ----------  ----------  ---------   ----------
Ending units                                             0          0           0           0           0          0            0
                                             ============= ==========  ==========  ==========  ==========  =========   ==========

                                              Goldman                                         International International
                                               Sachs      Growth-      Growth     High-Yield   Diversified    Growth       Marsico
                                              Research    Income    Opportunities    Bond       Equities     & Income       Growth
                                             Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             ---------- ----------- ------------- ----------  ------------- ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.40%:
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                    6,805     128,961        30,786      55,655       66,005        59,495      40,442
   Units redeemed                             (282,902) (3,546,725)     (510,375) (1,918,666)  (2,134,003)   (2,319,737)   (742,765)
   Units transferred                          (336,472) (2,500,178)     (410,879) (1,240,108)    (176,068)     (248,665)    646,577
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding      (612,569) (5,917,942)     (890,468) (3,103,119)  (2,244,066)   (2,508,907)    (55,746)
Beginning units                              2,569,227  24,301,013     3,675,983  13,376,474   14,060,141    15,878,749   5,653,213
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                 1,956,658  18,383,071     2,785,515  10,273,355   11,816,075    13,369,842   5,597,467
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                        0       3,673             0           0            0            14           0
   Units redeemed                                    0     (21,993)            0           0            0        (4,788)          0
   Units transferred                                 0       3,640             0           0            0       201,295           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0     (14,680)            0           0            0       196,521           0
Beginning units                                      0     309,251             0           0            0        64,877           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0     294,571             0           0            0       261,398           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                        0           0             0           0            0             0           0
   Units redeemed                                    0           0             0           0            0             0           0
   Units transferred                                 0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Increase (decrease) in units outstanding             0           0             0           0            0             0           0
Beginning units                                      0           0             0           0            0             0           0
                                             ---------  ----------  ------------  ----------  -----------   -----------   ---------
Ending units                                         0           0             0           0            0             0           0
                                             =========  ==========  ============  ==========  ===========   ===========   =========

                                                  MFS
                                             Massachusetts     MFS                     Putnam
                                               Investors     Mid-Cap        MFS        Growth:      Real
                                                 Trust       Growth     Total Return   Voyager     Estate
                                               Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                             ------------- -----------  ------------ ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                      45,286      79,605       142,390      69,848      29,657
   Units redeemed                              (1,175,983) (1,660,021)   (2,933,373) (1,543,436)   (991,610)
   Units transferred                             (656,247) (1,671,468)      240,487  (1,150,065)   (457,750)
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding       (1,786,944) (3,251,884)   (2,550,496) (2,623,653) (1,419,703)
Beginning units                                 9,496,760  13,792,145    20,820,550  11,234,087   7,030,633
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                    7,709,816  10,540,261    18,270,054   8,610,434   5,610,930
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                          16          87         1,156          14           0
   Units redeemed                                  (2,350)    (15,651)      (13,719)     (5,435)          0
   Units transferred                                1,692       1,996         4,584      (6,210)          0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding             (642)    (13,568)       (7,979)    (11,631)          0
Beginning units                                    48,301     205,957       299,165      53,168           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                       47,659     192,389       291,186      41,537           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                           0           0             0           0           0
   Units redeemed                                       0           0             0           0           0
   Units transferred                                    0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0             0           0           0
Beginning units                                         0           0             0           0           0
                                             ------------  ----------   -----------  ----------  ----------
Ending units                                            0           0             0           0           0
                                             ============  ==========   ===========  ==========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.


                                                             Davis                             Federated
                                              Corporate     Venture   "Dogs" of    Emerging    American      Global      Global
                                                 Bond        Value   Wall Street    Markets     Leaders       Bond      Equities
                                              Portfolio    Portfolio  Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)  (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                             ------------  --------- -----------   ---------   ---------    ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.72%:
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                       8,856     4,617           8          46         524          423          39
   Units redeemed                                 (59,673)  (54,248)    (13,387)     (5,518)     (7,380)     (15,839)     (3,364)
   Units transferred                               (9,148)   (1,100)    (14,627)     64,724       3,234        2,908       4,018
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding          (59,965)  (50,731)    (28,006)     59,252      (3,622)     (12,508)        693
Beginning units                                   338,590   786,722     118,228     104,113     143,604      111,661      67,080
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                      278,625   735,991      90,222     163,365     139,982       99,153      67,773
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                           0     1,920           0           0           0            0           0
   Units redeemed                                       0   (12,063)          0      (1,120)          0       (4,854)       (320)
   Units transferred                                    0     1,057           0        (701)          0          168      (1,906)
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0    (9,086)          0      (1,821)          0       (4,686)     (2,226)
Beginning units                                         0   198,595           0       6,432           0       43,663      58,174
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0   189,509           0       4,611           0       38,977      55,948
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.80%:
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.95%:
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========
Contracts With Total Expenses of 1.97%:
   Units sold                                           0         0           0           0           0            0           0
   Units redeemed                                       0         0           0           0           0            0           0
   Units transferred                                    0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Increase (decrease) in units outstanding                0         0           0           0           0            0           0
Beginning units                                         0         0           0           0           0            0           0
                                             ------------  --------  ----------    --------    --------     --------    --------
Ending units                                            0         0           0           0           0            0           0
                                             ============  ========  ==========    ========    ========     ========    ========

                                              Goldman                                      International International
                                               Sachs    Growth-     Growth      High-Yield  Diversified     Growth       Marsico
                                             Research   Income   Opportunities     Bond      Equities      & Income      Growth
                                             Portfolio Portfolio   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 1) (Class 1)   (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                             --------- --------- -------------  ---------- ------------- -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.72%:
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                       0       367             0       2,260           800         1,975        217
   Units redeemed                             (10,209)  (17,344)       (2,674)     (9,230)      (10,617)      (31,916)   (35,753)
   Units transferred                           (3,970)  (16,537)       (4,149)    (30,416)        7,119        23,854   (193,481)
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding      (14,179)  (33,514)       (6,823)    (37,386)       (2,698)       (6,087)  (229,017)
Beginning units                               152,963   272,375       125,203     179,313       159,689       275,293    625,177
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                  138,784   238,861       118,380     141,927       156,991       269,206    396,160
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0    (2,459)            0           0             0          (620)         0
   Units transferred                                0     1,974             0           0             0        82,078          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0      (485)            0           0             0        81,458          0
Beginning units                                     0    83,977             0           0             0        11,721          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0    83,492             0           0             0        93,179          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.80%:
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.95%:
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========
Contracts With Total Expenses of 1.97%:
   Units sold                                       0         0             0           0             0             0          0
   Units redeemed                                   0         0             0           0             0             0          0
   Units transferred                                0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Increase (decrease) in units outstanding            0         0             0           0             0             0          0
Beginning units                                     0         0             0           0             0             0          0
                                             --------  --------  ------------   ---------  ------------  ------------   --------
Ending units                                        0         0             0           0             0             0          0
                                             ========  ========  ============   =========  ============  ============   ========


                                                  MFS
                                             Massachusetts      MFS                      Putnam
                                               Investors     Mid-Cap        MFS         Growth:      Real
                                                 Trust        Growth    Total Return    Voyager     Estate
                                               Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                               (Class 1)    (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                             ------------   ---------   ------------   ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.72%:
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                      2,818       1,070          7,370         846         100
   Units redeemed                                (22,283)    (47,055)       (72,387)    (17,972)     (6,864)
   Units transferred                              (6,638)    (20,418)        (4,119)     (1,680)      1,622
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding         (26,103)    (66,403)       (69,136)    (18,806)     (5,142)
Beginning units                                  179,848     578,950        818,656     109,812      90,514
                                             -----------    --------    -----------    --------    --------
Ending units                                     153,745     512,547        749,520      91,006      85,372
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                          0           0              0           0           0
   Units redeemed                                 (2,642)     (2,921)        (8,972)     (1,215)          0
   Units transferred                               1,595      (1,370)         8,707           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding          (1,047)     (4,291)          (265)     (1,215)          0
Beginning units                                    9,142      75,327         86,631      41,498           0
                                             -----------    --------    -----------    --------    --------
Ending units                                       8,095      71,036         86,366      40,283           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.80%:
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.95%:
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========
Contracts With Total Expenses of 1.97%:
   Units sold                                          0           0              0           0           0
   Units redeemed                                      0           0              0           0           0
   Units transferred                                   0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Increase (decrease) in units outstanding               0           0              0           0           0
Beginning units                                        0           0              0           0           0
                                             -----------    --------    -----------    --------    --------
Ending units                                           0           0              0           0           0
                                             ===========    ========    ===========    ========    ========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.


                                              SunAmerica                 Telecom    Worldwide  Aggressive   Alliance   Blue Chip
                                               Balanced     Technology   Utility   High Income   Growth      Growth      Growth
                                              Portfolio      Portfolio  Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                                              (Class 1)      (Class 1)  (Class 1)   (Class 1)  (Class 2)   (Class 2)   (Class 2)
                                             -------------  ----------  ---------- ----------- ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                            0           0          0           0          0           0           0
   Units redeemed                                        0           0          0           0          0           0           0
   Units transferred                                     0           0          0           0          0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0          0           0           0
Beginning units                                          0           0          0           0          0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0          0           0           0
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.40%:
   Units sold                                            0           0          0           0          0         428           0
   Units redeemed                                        0           0          0           0          0        (943)          0
   Units transferred                                     0           0          0           0          0       6,992           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0          0       6,477           0
Beginning units                                          0           0          0           0          0      13,979           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0          0      20,456           0
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                            0           0          0           0     10,090      47,626      12,553
   Units redeemed                                        0           0          0           0    (34,679)   (103,257)   (107,397)
   Units transferred                                     0           0          0           0      9,452     (30,786)    (62,853)
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0    (15,137)    (86,417)   (157,697)
Beginning units                                          0           0          0           0    692,921   1,850,960   1,548,417
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0    677,784   1,764,543   1,390,720
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                       67,723      83,229     17,313      20,453          0           0           0
   Units redeemed                               (1,657,756) (1,274,776)  (510,234)   (640,127)         0           0           0
   Units transferred                            (1,134,482)   (772,674)  (247,471)    (32,246)         0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding        (2,724,515) (1,964,221)  (740,392)   (651,920)         0           0           0
Beginning units                                 11,926,135  10,390,061  3,478,034   3,655,331          0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                     9,201,620   8,425,840  2,737,642   3,003,411          0           0           0
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                           70           0          0           0          0           0           0
   Units redeemed                                   (2,414)          0          0           0          0           0           0
   Units transferred                                   420           0          0           0          0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding            (1,924)          0          0           0          0           0           0
Beginning units                                     76,879           0          0           0          0           0           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                        74,955           0          0           0          0           0           0
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                            0           0          0           0        169          29       8,263
   Units redeemed                                        0           0          0           0       (406)     (7,209)    (11,848)
   Units transferred                                     0           0          0           0     (3,625)     (1,985)      1,513
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0     (3,862)     (9,165)     (2,072)
Beginning units                                          0           0          0           0     21,538      40,545      75,879
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0     17,676      31,380      73,807
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                            0           0          0           0          0           0           0
   Units redeemed                                        0           0          0           0          0        (208)          0
   Units transferred                                     0           0          0           0          0       1,641           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0          0       1,433           0
Beginning units                                          0           0          0           0          0      11,132           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0          0      12,565           0
                                             =============  ==========  =========  ==========  =========   =========   =========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                            0           0          0           0          0       1,084           0
   Units redeemed                                        0           0          0           0          0      (2,512)          0
   Units transferred                                     0           0          0           0          0       1,033           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Increase (decrease) in units outstanding                 0           0          0           0          0        (395)          0
Beginning units                                          0           0          0           0          0      15,703           0
                                             -------------  ----------  ---------  ----------  ---------   ---------   ---------
Ending units                                             0           0          0           0          0      15,308           0
                                             =============  ==========  =========  ==========  =========   =========   =========

                                                                     Davis                              Federated
                                                Cash    Corporate   Venture     "Dogs" of    Emerging   American      Foreign
                                             Management    Bond      Value     Wall Street    Markets    Leaders       Value
                                             Portfolio  Portfolio  Portfolio    Portfolio    Portfolio  Portfolio    Portfolio
                                             (Class 2)  (Class 2)  (Class 2)    (Class 2)    (Class 2)  (Class 2)    (Class 2)
                                             ---------- ---------- ----------  -----------   ---------  ---------    ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                        0          0          0            0           0          0             0
   Units redeemed                                    0          0          0            0           0          0             0
   Units transferred                                 0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0          0            0           0          0             0
Beginning units                                      0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0          0            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.40%:
   Units sold                                        0          0        355            0           0          0             0
   Units redeemed                                    0          0     (1,888)           0           0          0             0
   Units transferred                                 0          0     15,632            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0     14,099            0           0          0             0
Beginning units                                      0          0     36,604            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0     50,703            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.52% (1):
   Units sold                                  143,150     35,147     76,873       19,797      26,164     10,276        98,634
   Units redeemed                             (568,813)  (162,787)  (267,523)     (77,710)    (52,571)   (53,053)     (188,181)
   Units transferred                           128,176    162,051    (11,528)     (34,286)    101,911    (39,563)      247,630
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding      (297,487)    34,411   (202,178)     (92,199)     75,504    (82,340)      158,083
Beginning units                              2,795,894  2,465,090  4,947,839    1,368,614     916,524    818,776     3,501,920
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                 2,498,407  2,499,501  4,745,661    1,276,415     992,028    736,436     3,660,003
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.52% (2):
   Units sold                                        0          0          0            0           0          0             0
   Units redeemed                                    0          0          0            0           0          0             0
   Units transferred                                 0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0          0            0           0          0             0
Beginning units                                      0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0          0            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.52% (3):
   Units sold                                        0          0          0            0           0          0             0
   Units redeemed                                    0          0          0            0           0          0             0
   Units transferred                                 0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0          0            0           0          0             0
Beginning units                                      0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0          0            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.52% (4):
   Units sold                                      654      3,171      1,784           20         105        238            41
   Units redeemed                             (259,889)   (20,839)   (21,756)      (7,535)     (7,945)    (6,836)       (4,229)
   Units transferred                           204,869    (10,746)    (1,536)         501      13,510      1,066           151
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding       (54,366)   (28,414)   (21,508)      (7,014)      5,670     (5,532)       (4,037)
Beginning units                                192,877    116,611    125,364       24,103      23,359     49,117        51,128
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                   138,511     88,197    103,856       17,089      29,029     43,585        47,091
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.55% (5):
   Units sold                                        0          0      1,393            0           0          0             0
   Units redeemed                                    0          0       (741)           0           0          0             0
   Units transferred                                 0          0      1,555            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0      2,207            0           0          0             0
Beginning units                                      0          0     10,535            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0     12,742            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========
Contracts With Total Expenses of 1.55% (6):
   Units sold                                        0          0          0            0           0          0             0
   Units redeemed                                    0          0          0            0           0          0             0
   Units transferred                                 0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Increase (decrease) in units outstanding             0          0          0            0           0          0             0
Beginning units                                      0          0          0            0           0          0             0
                                             ---------  ---------  ---------   ----------    --------   --------     ---------
Ending units                                         0          0          0            0           0          0             0
                                             =========  =========  =========   ==========    ========   ========     =========

                                                                    Goldman
                                              Global     Global      Sachs      Growth-       Growth
                                               Bond     Equities   Research      Income    Opportunities
                                             Portfolio  Portfolio  Portfolio   Portfolio     Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)     (Class 2)
                                             ---------  ---------  ---------   ----------  -------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                       0          0          0            0              0
   Units redeemed                                   0          0          0            0              0
   Units transferred                                0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0          0          0            0              0
Beginning units                                     0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0          0          0            0              0
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.40%:
   Units sold                                       0      1,016          0            0              0
   Units redeemed                                   0     (2,889)         0            0              0
   Units transferred                                0      5,215          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0      3,342          0            0              0
Beginning units                                     0     21,913          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0     25,255          0            0              0
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.52% (1):
   Units sold                                  11,816      3,093      7,520       11,719         12,345
   Units redeemed                             (32,328)   (22,663)   (32,635)     (55,943)       (56,572)
   Units transferred                          172,538     51,755    (33,999)     (82,466)        33,855
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding      152,026     32,185    (59,114)    (126,690)       (10,372)
Beginning units                               609,223    440,863    646,958    1,005,301        986,228
                                             --------   --------   --------    ---------   ------------
Ending units                                  761,249    473,048    587,844      878,611        975,856
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.52% (2):
   Units sold                                       0          0          0            0              0
   Units redeemed                                   0          0          0            0              0
   Units transferred                                0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0          0          0            0              0
Beginning units                                     0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0          0          0            0              0
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.52% (3):
   Units sold                                       0          0          0            0              0
   Units redeemed                                   0          0          0            0              0
   Units transferred                                0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0          0          0            0              0
Beginning units                                     0          0          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0          0          0            0              0
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.52% (4):
   Units sold                                   1,455          0          0          291             33
   Units redeemed                             (17,566)    (1,023)   (16,635)      (7,773)          (838)
   Units transferred                           10,989      2,157        861       (5,179)        (5,121)
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding       (5,122)     1,134    (15,774)     (12,661)        (5,926)
Beginning units                                39,253     29,215     32,426       47,199         23,452
                                             --------   --------   --------    ---------   ------------
Ending units                                   34,131     30,349     16,652       34,538         17,526
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.55% (5):
   Units sold                                       0          0          0            0              0
   Units redeemed                                   0        (36)         0            0              0
   Units transferred                                0      2,587          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0      2,551          0            0              0
Beginning units                                     0      3,219          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0      5,770          0            0              0
                                             ========   ========   ========    =========   ============
Contracts With Total Expenses of 1.55% (6):
   Units sold                                       0      3,195          0            0              0
   Units redeemed                                   0       (695)         0            0              0
   Units transferred                                0      6,922          0            0              0
                                             --------   --------   --------    ---------   ------------
Increase (decrease) in units outstanding            0      9,422          0            0              0
Beginning units                                     0      9,628          0            0              0
                                             --------   --------   --------    ---------   ------------
Ending units                                        0     19,050          0            0              0
                                             ========   ========   ========    =========   ============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.


                                            SunAmerica               Telecom   Worldwide  Aggressive  Alliance  Blue Chip
                                             Balanced    Technology  Utility  High Income   Growth     Growth    Growth
                                             Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio Portfolio
                                             (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 2)   (Class 2) (Class 2)
                                            -----------  ---------- --------- ----------- ----------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                         0          0         0           0          0      2,509         0
   Units redeemed                                     0          0         0           0          0       (828)        0
   Units transferred                                  0          0         0           0          0       (278)        0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0          0      1,403         0
Beginning units                                       0          0         0           0          0      3,786         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0          0      5,189         0
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.72%:
   Units sold                                         0          0         0           0         66        683       109
   Units redeemed                                     0          0         0           0     (9,752)   (19,568)   (6,442)
   Units transferred                                  0          0         0           0      1,328      7,785    (8,201)
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0     (8,358)   (11,100)  (14,534)
Beginning units                                       0          0         0           0     52,070     78,632    89,711
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0     43,712     67,532    75,177
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                         0          0         0           0        360      3,342     1,054
   Units redeemed                                     0          0         0           0    (10,776)   (19,381)  (35,206)
   Units transferred                                  0          0         0           0     (4,549)   (31,802)  (50,038)
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0    (14,965)   (47,841)  (84,190)
Beginning units                                       0          0         0           0    117,768    343,930   333,085
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0    102,803    296,089   248,895
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                        28     10,308         0           0          0          0         0
   Units redeemed                                (4,081)   (75,967)   (4,109)     (2,601)         0          0         0
   Units transferred                             10,164    (48,662)      758       2,414          0          0         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding          6,111   (114,321)   (3,351)       (187)         0          0         0
Beginning units                                 114,340    443,513    54,993      27,923          0          0         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                    120,451    329,192    51,642      27,736          0          0         0
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                         0          0         0           0          0          0         0
   Units redeemed                                  (964)         0         0           0          0          0         0
   Units transferred                                208          0         0           0          0          0         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding           (756)         0         0           0          0          0         0
Beginning units                                  30,167          0         0           0          0          0         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                     29,411          0         0           0          0          0         0
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.80%:
   Units sold                                         0          0         0           0          0          0         0
   Units redeemed                                     0          0         0           0          0     (1,475)        0
   Units transferred                                  0          0         0           0          0        454         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0          0     (1,021)        0
Beginning units                                       0          0         0           0          0     16,104         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0          0     15,083         0
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.95%:
   Units sold                                         0          0         0           0          0          0         0
   Units redeemed                                     0          0         0           0          0     (1,480)        0
   Units transferred                                  0          0         0           0          0       (940)        0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0          0     (2,420)        0
Beginning units                                       0          0         0           0          0      3,077         0
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0          0        657         0
                                            ===========  =========  ========  ==========  =========   ========  ========
Contracts With Total Expenses of 1.97%:
   Units sold                                         0          0         0           0         22        799         0
   Units redeemed                                     0          0         0           0       (204)    (2,171)   (6,662)
   Units transferred                                  0          0         0           0        925      1,248        (1)
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Increase (decrease) in units outstanding              0          0         0           0        743       (124)   (6,663)
Beginning units                                       0          0         0           0      1,936     17,105    11,122
                                            -----------  ---------  --------  ----------  ---------   --------  --------
Ending units                                          0          0         0           0      2,679     16,981     4,459
                                            ===========  =========  ========  ==========  =========   ========  ========

                                                                   Davis                                Federated
                                               Cash    Corporate  Venture    "Dogs" of     Emerging     American      Foreign
                                            Management   Bond      Value    Wall Street     Markets      Leaders       Value
                                            Portfolio  Portfolio Portfolio   Portfolio     Portfolio    Portfolio    Portfolio
                                            (Class 2)  (Class 2) (Class 2)   (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                            ---------- --------- ---------  -----------    ---------    ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                       0         0         0            0            0            0            0
   Units redeemed                                   0         0         0            0            0            0            0
   Units transferred                                0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding            0         0         0            0            0            0            0
Beginning units                                     0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                        0         0         0            0            0            0            0
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.72%:
   Units sold                                     622     1,985     3,133          797           10            3          567
   Units redeemed                            (180,355)  (28,567)  (42,658)      (8,397)     (12,011)      (3,990)     (13,551)
   Units transferred                           47,791       (64)    1,350        2,248          752          913       16,691
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding     (131,942)  (26,646)  (38,175)      (5,352)     (11,249)      (3,074)       3,707
Beginning units                               245,505   139,079   233,592       58,680       32,011       53,167       51,451
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                  113,563   112,433   195,417       53,328       20,762       50,093       55,158
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.77% (1):
   Units sold                                 103,437    12,027     4,710          803          893        1,497        9,964
   Units redeemed                            (151,922)  (35,639)  (56,926)     (13,809)     (17,681)      (7,980)     (17,724)
   Units transferred                           16,853     6,231   (26,825)      (4,828)      61,994      (25,043)       6,543
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding      (31,632)  (17,381)  (79,041)     (17,834)      45,206      (31,526)      (1,217)
Beginning units                               522,725   417,282   868,321      326,504      207,526      250,656      348,980
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                  491,093   399,901   789,280      308,670      252,732      219,130      347,763
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.77% (2):
   Units sold                                       0         0         0            0            0            0            0
   Units redeemed                                   0         0         0            0            0            0            0
   Units transferred                                0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding            0         0         0            0            0            0            0
Beginning units                                     0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                        0         0         0            0            0            0            0
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.77% (3):
   Units sold                                       0         0         0            0            0            0            0
   Units redeemed                                   0         0         0            0            0            0            0
   Units transferred                                0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding            0         0         0            0            0            0            0
Beginning units                                     0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                        0         0         0            0            0            0            0
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.80%:
   Units sold                                       0         0         0            0            0            0            0
   Units redeemed                                   0         0      (620)           0            0            0            0
   Units transferred                                0         0     2,650            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding            0         0     2,030            0            0            0            0
Beginning units                                     0         0     9,363            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                        0         0    11,393            0            0            0            0
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.95%:
   Units sold                                       0         0         0            0            0            0            0
   Units redeemed                                   0         0         0            0            0            0            0
   Units transferred                                0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding            0         0         0            0            0            0            0
Beginning units                                     0         0         0            0            0            0            0
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                        0         0         0            0            0            0            0
                                            =========  ========  ========   ==========     ========     ========     ========
Contracts With Total Expenses of 1.97%:
   Units sold                                       0         3       866           84            7           15            0
   Units redeemed                             (23,352)   (5,084)   (4,202)      (3,323)      (3,048)      (3,395)          (2)
   Units transferred                           25,079       616    (2,322)      (4,686)      (1,351)      (2,036)       8,422
                                            ---------  --------  --------   ----------     --------     --------     --------
Increase (decrease) in units outstanding        1,727    (4,465)   (5,658)      (7,925)      (4,392)      (5,416)       8,420
Beginning units                                30,732    40,470    48,016       21,625       22,520       13,153        5,424
                                            ---------  --------  --------   ----------     --------     --------     --------
Ending units                                   32,459    36,005    42,358       13,700       18,128        7,737       13,844
                                            =========  ========  ========   ==========     ========     ========     ========

                                                                      Goldman
                                             Global       Global       Sachs      Growth-       Growth
                                              Bond       Equities    Research     Income     Opportunities
                                            Portfolio    Portfolio   Portfolio   Portfolio     Portfolio
                                            (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                            ---------    ---------   ---------   ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                      0           36           0           0               0
   Units redeemed                                  0         (117)          0           0               0
   Units transferred                               0        1,707           0           0               0
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding           0        1,626           0           0               0
Beginning units                                    0          492           0           0               0
                                            --------     --------    --------    --------    ------------
Ending units                                       0        2,118           0           0               0
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.72%:
   Units sold                                  1,638        1,225       2,462       2,270               0
   Units redeemed                            (13,723)      (7,401)     (6,935)    (23,499)         (5,389)
   Units transferred                           7,026          682       3,630      (2,169)           (154)
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding      (5,059)      (5,494)       (843)    (23,398)         (5,543)
Beginning units                               56,501       35,483      52,121     126,860          38,336
                                            --------     --------    --------    --------    ------------
Ending units                                  51,442       29,989      51,278     103,462          32,793
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.77% (1):
   Units sold                                  2,258          533         232         472             442
   Units redeemed                             (9,059)      (4,922)    (10,690)    (14,976)        (21,772)
   Units transferred                          10,456       25,121     (19,639)    (43,838)        (19,806)
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding       3,655       20,732     (30,097)    (58,342)        (41,136)
Beginning units                              105,243      110,421     137,388     246,214         199,002
                                            --------     --------    --------    --------    ------------
Ending units                                 108,898      131,153     107,291     187,872         157,866
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.77% (2):
   Units sold                                      0            0           0           0               0
   Units redeemed                                  0            0           0           0               0
   Units transferred                               0            0           0           0               0
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding           0            0           0           0               0
Beginning units                                    0            0           0           0               0
                                            --------     --------    --------    --------    ------------
Ending units                                       0            0           0           0               0
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.77% (3):
   Units sold                                      0            0           0           0               0
   Units redeemed                                  0            0           0           0               0
   Units transferred                               0            0           0           0               0
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding           0            0           0           0               0
Beginning units                                    0            0           0           0               0
                                            --------     --------    --------    --------    ------------
Ending units                                       0            0           0           0               0
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.80%:
   Units sold                                      0            0           0           0               0
   Units redeemed                                  0         (209)          0           0               0
   Units transferred                               0          626           0           0               0
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding           0          417           0           0               0
Beginning units                                    0        5,622           0           0               0
                                            --------     --------    --------    --------    ------------
Ending units                                       0        6,039           0           0               0
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.95%:
   Units sold                                      0            0           0           0               0
   Units redeemed                                  0           (1)          0           0               0
   Units transferred                               0           20           0           0               0
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding           0           19           0           0               0
Beginning units                                    0          365           0           0               0
                                            --------     --------    --------    --------    ------------
Ending units                                       0          384           0           0               0
                                            ========     ========    ========    ========    ============
Contracts With Total Expenses of 1.97%:
   Units sold                                     53           78           0           1               0
   Units redeemed                             (3,007)        (239)     (2,502)     (1,138)            (95)
   Units transferred                             265          250      (2,104)       (450)            (21)
                                            --------     --------    --------    --------    ------------
Increase (decrease) in units outstanding      (2,689)          89      (4,606)     (1,587)           (116)
Beginning units                               13,672        4,824      17,462      24,779           8,570
                                            --------     --------    --------    --------    ------------
Ending units                                  10,983        4,913      12,856      23,192           8,454
                                            ========     ========    ========    ========    ============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                                                          MFS
                                             International  International             Massachusetts     MFS
                                 High-Yield   Diversified       Growth      Marsico     Investors     Mid-Cap    MFS Total
                                    Bond       Equities        & Income     Growth        Trust        Growth      Return
                                 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                 (Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                -----------  -------------  -------------  ---------  -------------  ---------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.30%:
      Units sold                          0              0              0          0              0          0            0
      Units redeemed                      0              0              0          0              0          0            0
      Units transferred                   0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0          0            0
Beginning units                           0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0          0            0
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.40%:
      Units sold                          0              0              0          0              0      2,696            0
      Units redeemed                      0              0              0          0              0    (14,265)           0
      Units transferred                   0              0              0          0              0     30,147            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0     18,578            0
Beginning units                           0              0              0          0              0     68,471            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0     87,049            0
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.52% (1):
      Units sold                     23,188         81,941         14,056    134,809         13,827     57,449       50,062
      Units redeemed               (111,491)      (177,488)      (114,300)  (209,205)       (73,834)  (228,913)    (310,116)
      Units transferred            (160,001)        23,009          1,891    (40,329)       (30,302)  (245,779)       5,191
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                      (248,304)       (72,538)       (98,353)  (114,725)       (90,309)  (417,243)    (254,863)
Beginning units                   1,843,279      3,639,167      1,796,950  3,602,010      1,119,886  3,767,689    4,604,054
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                      1,594,975      3,566,629      1,698,597  3,487,285      1,029,577  3,350,446    4,349,191
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.52% (2):
      Units sold                          0              0              0          0              0          0            0
      Units redeemed                      0              0              0          0              0          0            0
      Units transferred                   0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0          0            0
Beginning units                           0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0          0            0
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.52% (3):
      Units sold                          0              0              0          0              0          0            0
      Units redeemed                      0              0              0          0              0          0            0
      Units transferred                   0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0          0            0
Beginning units                           0              0              0          0              0          0            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0          0            0
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.52% (4):
      Units sold                      3,746            229            247          0             15         99          444
      Units redeemed                 (8,786)       (10,020)       (17,262)         0         (3,306)   (24,867)     (32,418)
      Units transferred             (14,552)        43,488         (3,367)         0           (732)   (17,802)      16,237
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                       (19,592)        33,697        (20,382)         0         (4,023)   (42,570)     (15,737)
Beginning units                      57,613         46,913         95,170          0         25,139    159,768      183,014
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                         38,021         80,610         74,788          0         21,116    117,198      167,277
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.55% (5):
      Units sold                          0              0              0          0              0          0            0
      Units redeemed                      0              0              0          0              0     (3,302)           0
      Units transferred                   0              0              0          0              0      5,474            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0      2,172            0
Beginning units                           0              0              0          0              0     25,775            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0     27,947            0
                                  =========      =========      =========  =========      =========  =========    =========
Contracts With Total Expenses
  of 1.55% (6):
      Units sold                          0              0              0          0              0        978            0
      Units redeemed                      0              0              0          0              0     (4,596)           0
      Units transferred                   0              0              0          0              0       (199)           0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Increase (decrease) in units
  outstanding                             0              0              0          0              0     (3,817)           0
Beginning units                           0              0              0          0              0     37,580            0
                                  ---------      ---------      ---------  ---------      ---------  ---------    ---------
Ending units                              0              0              0          0              0     33,763            0
                                  =========      =========      =========  =========      =========  =========    =========

                                  Putnam
                                  Growth:        Real     Small & Mid  SunAmerica                  Telecom     Worldwide
                                  Voyager       Estate     Cap Value    Balanced    Technology     Utility    High Income
                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                 (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.30%:
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0            0            0            0
      Units transferred                   0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0            0            0            0
Beginning units                           0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0            0            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.40%:
      Units sold                          0            0            0            0        1,486            0            0
      Units redeemed                      0            0            0            0       (1,788)           0            0
      Units transferred                   0            0            0            0      (19,748)           0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0      (20,050)           0            0
Beginning units                           0            0            0            0       73,013            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0       52,963            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.52% (1):
      Units sold                      2,816       15,276       53,961       18,552       53,101        2,019        3,339
      Units redeemed                (31,276)     (79,332)    (133,304)     (71,707)    (153,887)     (12,332)     (17,263)
      Units transferred             (10,757)     (83,453)      98,152      (37,423)     (43,829)      17,608        8,853
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                       (39,217)    (147,509)      18,809      (90,578)    (144,615)       7,295       (5,071)
Beginning units                     406,642    1,088,202    2,404,085    1,101,809    2,774,935      181,664      331,719
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                        367,425      940,693    2,422,894    1,011,231    2,630,320      188,959      326,648
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.52% (2):
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0            0            0            0
      Units transferred                   0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0            0            0            0
Beginning units                           0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0            0            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.52% (3):
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0            0            0            0
      Units transferred                   0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0            0            0            0
Beginning units                           0            0            0            0            0            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0            0            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.52% (4):
      Units sold                          0           31           84           53           66            0            0
      Units redeemed                   (719)      (9,018)     (12,248)      (3,725)     (12,132)           0            0
      Units transferred                 817         (672)       1,548         (926)      (7,066)           0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                            98       (9,659)     (10,616)      (4,598)     (19,132)           0            0
Beginning units                      11,880       51,508       77,776       23,811       47,934            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                         11,978       41,849       67,160       19,213       28,802            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.55% (5):
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0       (1,026)           0            0
      Units transferred                   0            0            0            0          776            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0         (250)           0            0
Beginning units                           0            0            0            0       35,463            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0       35,213            0            0
                                    =======    =========    =========    =========    =========      =======      =======
Contracts With Total Expenses
  of 1.55% (6):
      Units sold                          0            0            0            0       15,731            0            0
      Units redeemed                      0            0            0            0       (8,301)           0            0
      Units transferred                   0            0            0            0       (6,172)           0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0        1,258            0            0
Beginning units                           0            0            0            0       81,168            0            0
                                    -------    ---------    ---------    ---------    ---------      -------      -------
Ending units                              0            0            0            0       82,426            0            0
                                    =======    =========    =========    =========    =========      =======      =======



                                 Aggressive   Alliance     Blue Chip       Cash      Corporate
                                   Growth      Growth        Growth     Management      Bond
                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                -----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.30%:
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.40%:
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.52% (1):
      Units sold                     56,960      385,099       33,502    1,216,938      776,684
      Units redeemed                (19,598)    (109,236)     (46,610)    (725,550)    (218,101)
      Units transferred              33,307      126,584       46,679     (511,676)     606,749
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                        70,669      402,447       33,571      (20,288)   1,165,332
Beginning units                     304,887    1,392,218      752,020    4,601,605    2,446,329
                                    -------     --------      -------    ---------    ---------
Ending units                        375,556    1,794,665      785,591    4,581,317    3,611,661
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.52% (2):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.52% (3):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.52% (4):
      Units sold                     52,153      178,655       64,145      854,471      481,432
      Units redeemed                 (9,476)     (14,934)     (22,347)    (510,181)    (113,288)
      Units transferred              13,338       49,668       13,537      154,100      322,616
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                        56,015      213,389       55,335      498,390      690,760
Beginning units                      51,773      268,570      125,174    1,128,501      833,102
                                    -------     --------      -------    ---------    ---------
Ending units                        107,788      481,959      180,509    1,626,891    1,523,862
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.55% (5):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========
Contracts With Total Expenses
  of 1.55% (6):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------     --------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======     ========      =======    =========    =========

---------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                                                          MFS
                                            International  International             Massachusetts    MFS
                                High-Yield   Diversified       Growth      Marsico      Investors    Mid-Cap   MFS Total
                                   Bond       Equities       & Income      Growth         Trust       Growth    Return
                                Portfolio    Portfolio      Portfolio     Portfolio     Portfolio   Portfolio  Portfolio
                                (Class 2)    (Class 2)      (Class 2)     (Class 2)     (Class 2)   (Class 2)  (Class 2)
                                ----------  -------------  -------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.70%:
      Units sold                         0              0              0          0              0         50          0
      Units redeemed                     0              0              0          0              0     (3,521)         0
      Units transferred                  0              0              0          0              0     (1,011)         0
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                            0              0              0          0              0     (4,482)         0
Beginning units                          0              0              0          0              0      8,479          0
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                             0              0              0          0              0      3,997          0
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.72%:
      Units sold                       416          3,686          1,353          0             73      1,752      2,951
      Units redeemed               (16,579)       (19,217)       (38,250)         0        (10,543)   (39,201)   (63,356)
      Units transferred            (11,724)       159,913         10,109          0         (8,509)    (7,197)     6,596
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                      (27,887)       144,382        (26,788)         0        (18,979)   (44,646)   (53,809)
Beginning units                     85,211        115,056         98,686          0         57,114    230,828    328,846
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                        57,324        259,438         71,898          0         38,135    186,182    275,037
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.77% (1):
      Units sold                       189         10,226          4,384        940          1,218      5,788      5,595
      Units redeemed               (20,682)       (29,126)       (41,322)   (42,839)        (9,794)   (47,196)   (59,715)
      Units transferred            (12,082)        (3,525)        51,543    (79,954)       (12,560)  (101,119)   (30,019)
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                      (32,575)       (22,425)        14,605   (121,853)       (21,136)  (142,527)   (84,139)
Beginning units                    291,437        450,534        346,898    739,348        236,667    732,944    822,101
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                       258,862        428,109        361,503    617,495        215,531    590,417    737,962
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.77% (2):
      Units sold                         0              0              0          0              0          0          0
      Units redeemed                     0              0              0          0              0          0          0
      Units transferred                  0              0              0          0              0          0          0
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                            0              0              0          0              0          0          0
Beginning units                          0              0              0          0              0          0          0
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                             0              0              0          0              0          0          0
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.77% (3):
      Units sold                         0              0              0          0              0          0          0
      Units redeemed                     0              0              0          0              0          0          0
      Units transferred                  0              0              0          0              0          0          0
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                            0              0              0          0              0          0          0
Beginning units                          0              0              0          0              0          0          0
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                             0              0              0          0              0          0          0
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.80%:
      Units sold                         0              0              0          0              0          0          0
      Units redeemed                     0              0              0          0              0     (1,519)         0
      Units transferred                  0              0              0          0              0     (1,548)         0
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                            0              0              0          0              0     (3,067)         0
Beginning units                          0              0              0          0              0     68,085          0
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                             0              0              0          0              0     65,018          0
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.95%:
      Units sold                         0              0              0          0              0          0          0
      Units redeemed                     0              0              0          0              0     (3,871)         0
      Units transferred                  0              0              0          0              0     (2,122)         0
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                            0              0              0          0              0     (5,993)         0
Beginning units                          0              0              0          0              0     10,611          0
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                             0              0              0          0              0      4,618          0
                                   =======        =======        =======   ========        =======   ========    =======
Contracts With Total Expenses
  of 1.97%:
      Units sold                         0             22             51          0              0         33      1,023
      Units redeemed               (12,167)        (4,434)        (5,634)         0         (1,207)    (9,324)   (20,059)
      Units transferred              6,812         87,154           (857)         0         (3,019)    (6,893)      (460)
                                   -------        -------        -------   --------        -------   --------    -------
Increase (decrease) in units
  outstanding                       (5,355)        82,742         (6,440)         0         (4,226)   (16,184)   (19,496)
Beginning units                     89,939         21,144         28,966          0          6,823     59,041     87,323
                                   -------        -------        -------   --------        -------   --------    -------
Ending units                        84,584        103,886         22,526          0          2,597     42,857     67,827
                                   =======        =======        =======   ========        =======   ========    =======


                                   Putnam
                                   Growth:       Real     Small & Mid   SunAmerica                Telecom      Worldwide
                                   Voyager      Estate     Cap Value     Balanced   Technology     Utility    High Income
                                  Portfolio   Portfolio    Portfolio     Portfolio   Portfolio    Portfolio    Portfolio
                                  (Class 2)   (Class 2)    (Class 2)     (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                 ----------  -----------  -----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.70%:
      Units sold                          0            0            0            0        1,097            0            0
      Units redeemed                      0            0            0            0       (1,079)           0            0
      Units transferred                   0            0            0            0       (5,326)           0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0       (5,308)           0            0
Beginning units                           0            0            0            0       40,926            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                              0            0            0            0       35,618            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.72%:
      Units sold                          0          728        1,121          233        1,420            0            0
      Units redeemed                 (2,382)     (14,684)     (18,741)      (8,874)     (11,022)           0            0
      Units transferred               1,912         (561)       1,316       (1,751)       1,239            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                          (470)     (14,517)     (16,304)     (10,392)      (8,363)           0            0
Beginning units                      32,516       82,059       63,806       59,599       37,451            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                         32,046       67,542       47,502       49,207       29,088            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.77% (1):
      Units sold                        904        3,567        2,817          237        2,234          176        1,306
      Units redeemed                (10,609)     (23,427)     (23,453)     (13,076)     (58,215)      (8,840)      (3,393)
      Units transferred               2,808      (16,850)      38,827      (57,184)      46,519       33,661       (9,998)
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                        (6,897)     (36,710)      18,191      (70,023)      (9,462)      24,997      (12,085)
Beginning units                      82,359      279,955      339,087      267,036    1,030,285       96,881       67,058
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                         75,462      243,245      357,278      197,013    1,020,823      121,878       54,973
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.77% (2):
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0            0            0            0
      Units transferred                   0            0            0            0            0            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0            0            0            0
Beginning units                           0            0            0            0            0            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                              0            0            0            0            0            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.77% (3):
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0            0            0            0
      Units transferred                   0            0            0            0            0            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0            0            0            0
Beginning units                           0            0            0            0            0            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                              0            0            0            0            0            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.80%:
      Units sold                          0            0            0            0            0            0            0
      Units redeemed                      0            0            0            0       (5,625)           0            0
      Units transferred                   0            0            0            0        1,114            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0       (4,511)           0            0
Beginning units                           0            0            0            0       63,957            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                              0            0            0            0       59,446            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.95%:
      Units sold                          0            0            0            0          135            0            0
      Units redeemed                      0            0            0            0       (9,362)           0            0
      Units transferred                   0            0            0            0       28,562            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                             0            0            0            0       19,335            0            0
Beginning units                           0            0            0            0       38,945            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                              0            0            0            0       58,280            0            0
                                    =======      =======      =======      =======    =========      =======      =======
Contracts With Total Expenses
  of 1.97%:
      Units sold                         63            1            0           92          145            0            0
      Units redeemed                 (1,617)      (3,614)        (882)      (4,492)      (6,096)           0            0
      Units transferred                 340         (453)       2,073       (4,675)         543            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Increase (decrease) in units
  outstanding                        (1,214)      (4,066)       1,191       (9,075)      (5,408)           0            0
Beginning units                       8,348       18,154       13,662       31,530       13,309            0            0
                                    -------      -------      -------      -------    ---------      -------      -------
Ending units                          7,134       14,088       14,853       22,455        7,901            0            0
                                    =======      =======      =======      =======    =========      =======      =======

                                 Aggressive   Alliance     Blue Chip       Cash      Corporate
                                   Growth      Growth        Growth     Management     Bond
                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                 ----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses
  of 1.70%:
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.72%:
      Units sold                     33,421      239,271      101,958    1,099,220      705,118
      Units redeemed                 (2,220)     (37,187)     (13,462)    (546,363)    (100,357)
      Units transferred              18,433       67,682      176,637     (384,033)     360,306
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                        49,634      269,766      265,133      168,824      965,067
Beginning units                      62,839      532,237      338,664    2,103,393    1,290,357
                                    -------      -------      -------    ---------    ---------
Ending units                        112,473      802,003      603,797    2,272,217    2,255,424
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.77% (1):
      Units sold                      2,462       19,377       11,174      131,112       30,498
      Units redeemed                 (6,044)     (13,674)      (8,488)    (150,434)     (31,980)
      Units transferred               8,199       14,929      (16,298)      36,595       90,454
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                         4,617       20,632      (13,612)      17,273       88,972
Beginning units                      44,962      153,379       87,552      401,041      295,085
                                    -------      -------      -------    ---------    ---------
Ending units                         49,579      174,011       73,940      418,314      384,057
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.77% (2):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.77% (3):
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.80%:
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.95%:
      Units sold                          0            0            0            0            0
      Units redeemed                      0            0            0            0            0
      Units transferred                   0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                             0            0            0            0            0
Beginning units                           0            0            0            0            0
                                    -------      -------      -------    ---------    ---------
Ending units                              0            0            0            0            0
                                    =======      =======      =======    =========    =========
Contracts With Total Expenses
  of 1.97%:
      Units sold                     13,553       15,893            0      139,177       36,901
      Units redeemed                   (603)      (4,302)        (169)     (52,945)      (5,140)
      Units transferred                (445)       6,959        8,809      (55,489)      20,250
                                    -------      -------      -------    ---------    ---------
Increase (decrease) in units
  outstanding                        12,505       18,550        8,640       30,743       52,011
Beginning units                      29,103       63,715       26,526      123,599      115,138
                                    -------      -------      -------    ---------    ---------
Ending units                         41,608       82,265       35,166      154,342      167,149
                                    =======      =======      =======    =========    =========

----------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.


                                                 Davis                           Federated
                                                Venture     "Dogs" of  Emerging  American   Foreign    Global    Global
                                                 Value     Wall Street  Markets   Leaders    Value      Bond    Equities
                                               Portfolio    Portfolio  Portfolio Portfolio Portfolio  Portfolio Portfolio
                                               (Class 3)    (Class 3)  (Class 3) (Class 3) (Class 3)  (Class 3) (Class 3)
                                             ------------- ----------- --------- --------- ---------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:

   Units sold                                           0           0         0         0          0         0         0
   Units redeemed                                       0           0         0         0          0         0         0
   Units transferred                                    0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0          0         0         0
Beginning units                                         0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0          0         0         0
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.40%:

   Units sold                                           0           0         0         0          0         0         0
   Units redeemed                                       0           0         0         0          0         0         0
   Units transferred                                    0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0          0         0         0
Beginning units                                         0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0          0         0         0
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.52% (1):

   Units sold                                   1,194,488      64,528   188,011   155,954  1,613,369   114,397    33,098
   Units redeemed                                (275,086)    (23,490)  (29,342)  (46,703)  (417,049)  (38,040)   (7,473)
   Units transferred                              458,470       4,606   146,630    90,366    830,423   145,411    55,048
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding        1,377,872      45,644   305,299   199,617  2,026,743   221,768    80,673
Beginning units                                 3,961,597     418,074   456,021   622,734  5,451,685   503,488   119,363
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                    5,339,469     463,718   761,320   822,351  7,478,428   725,256   200,036
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.52% (2):

   Units sold                                           0           0         0         0     23,741         0         0
   Units redeemed                                       0           0         0         0   (228,074)        0         0
   Units transferred                                    0           0         0         0  1,032,297         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0    827,964         0         0
Beginning units                                         0           0         0         0  1,580,936         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0  2,408,900         0         0
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.52% (3):

   Units sold                                           0           0         0         0          0         0         0
   Units redeemed                                       0           0         0         0          0         0         0
   Units transferred                                    0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0          0         0         0
Beginning units                                         0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0          0         0         0
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.52% (4):

   Units sold                                     526,260      50,106   182,763   205,864    889,619   101,482    74,306
   Units redeemed                                 (43,537)    (17,819)   (6,784)  (21,681)   (70,583)  (16,631)   (7,991)
   Units transferred                              163,695     (92,143)   52,418    97,148    293,784    49,368    24,318
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding          646,418     (59,856)  228,397   281,331  1,112,820   134,219    90,633
Beginning units                                   788,626     262,153   148,472   408,618  1,235,510   163,240   104,013
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                    1,435,044     202,297   376,869   689,949  2,348,330   297,459   194,646
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.55% (5):

   Units sold                                           0           0         0         0          0         0         0
   Units redeemed                                       0           0         0         0          0         0         0
   Units transferred                                    0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0          0         0         0
Beginning units                                         0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0          0         0         0
                                               ==========    ========  ========  ========  =========   =======   =======
Contracts With Total Expenses of 1.55% (6):

   Units sold                                           0           0         0         0          0         0         0
   Units redeemed                                       0           0         0         0          0         0         0
   Units transferred                                    0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Increase (decrease) in units outstanding                0           0         0         0          0         0         0
Beginning units                                         0           0         0         0          0         0         0
                                               ----------    --------  --------  --------  ---------   -------   -------
Ending units                                            0           0         0         0          0         0         0
                                               ==========    ========  ========  ========  =========   =======   =======


                                              Goldman                                     International International
                                               Sachs    Growth-     Growth     High-Yield  Diversified     Growth      Marsico
                                             Research   Income   Opportunities    Bond      Equities      & Income      Growth
                                             Portfolio Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
                                             (Class 3) (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             --------- --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.40%:

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.52% (1):

   Units sold                                       0    35,407       49,226     181,071    1,584,721       138,798     305,201
   Units redeemed                                   0   (16,062)     (31,305)    (83,074)    (407,197)      (74,044)    (92,483)
   Units transferred                                0    (6,876)      41,647     174,013      520,115        80,255      36,474
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0    12,469       59,568     272,010    1,697,639       145,009     249,192
Beginning units                                     0   341,335      376,827   1,167,521    5,282,477     1,095,824   1,613,367
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0   353,804      436,395   1,439,531    6,980,116     1,240,833   1,862,559
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.52% (2):

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.52% (3):

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.52% (4):

   Units sold                                  38,088     6,017       42,150      89,865      733,245       112,853      24,056
   Units redeemed                              (1,195)   (6,106)      (9,851)    (30,551)     (45,209)      (29,977)     (1,703)
   Units transferred                            7,758     8,447       17,381     (38,574)     169,512        58,639       5,460
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding       44,651     8,358       49,680      20,740      857,548       141,515      27,813
Beginning units                                42,652   100,786       42,539     389,202      989,987       401,810      46,011
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                   87,303   109,144       92,219     409,942    1,847,535       543,325      73,824
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.55% (5):

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========
Contracts With Total Expenses of 1.55% (6):

   Units sold                                       0         0            0           0            0             0           0
   Units redeemed                                   0         0            0           0            0             0           0
   Units transferred                                0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Increase (decrease) in units outstanding            0         0            0           0            0             0           0
Beginning units                                     0         0            0           0            0             0           0
                                              -------   -------     --------   ---------    ---------     ---------   ---------
Ending units                                        0         0            0           0            0             0           0
                                              =======   =======     ========   =========    =========     =========   =========


                                                  MFS
                                             Massachusetts    MFS                 Putnam
                                               Investors    Mid-Cap   MFS Total   Growth:    Real
                                                 Trust       Growth     Return    Voyager   Estate
                                               Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                               (Class 3)   (Class 3)  (Class 3)  (Class 3) (Class 3)
                                             ------------- ---------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.40%:

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.52% (1):

   Units sold                                    194,299     542,331    647,561    15,876    272,445
   Units redeemed                                (75,605)   (203,435)  (184,497)  (10,511)   (53,569)
   Units transferred                              70,496     171,058    463,854    26,390     53,705
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding         189,190     509,954    926,918    31,755    272,581
Beginning units                                  965,474   2,889,336  2,762,922   103,248    766,182
                                               ---------   ---------  ---------  --------  ---------
Ending units                                   1,154,664   3,399,290  3,689,840   135,003  1,038,763
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.52% (2):

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.52% (3):

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.52% (4):

   Units sold                                     83,535     274,210    353,861     8,634    107,965
   Units redeemed                                (11,341)    (28,667)   (58,022)     (627)    (9,489)
   Units transferred                              39,982      75,055    189,263     8,206     25,453
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding         112,176     320,598    485,102    16,213    123,929
Beginning units                                  157,253     500,216    698,250    14,403    169,493
                                               ---------   ---------  ---------  --------  ---------
Ending units                                     269,429     820,814  1,183,352    30,616    293,422
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.55% (5):

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========
Contracts With Total Expenses of 1.55% (6):

   Units sold                                          0           0          0         0          0
   Units redeemed                                      0           0          0         0          0
   Units transferred                                   0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Increase (decrease) in units outstanding               0           0          0         0          0
Beginning units                                        0           0          0         0          0
                                               ---------   ---------  ---------  --------  ---------
Ending units                                           0           0          0         0          0
                                               =========   =========  =========  ========  =========

--------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                                      127


                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                 Davis                           Federated
                                                Venture     "Dogs" of  Emerging  American   Foreign    Global    Global
                                                 Value     Wall Street  Markets   Leaders    Value      Bond    Equities
                                               Portfolio    Portfolio  Portfolio Portfolio Portfolio  Portfolio Portfolio
                                               (Class 3)    (Class 3)  (Class 3) (Class 3) (Class 3)  (Class 3) (Class 3)
                                             ------------- ----------- --------- --------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:

   Units sold                                          0           0          0         0          0         0         0
   Units redeemed                                      0           0          0         0          0         0         0
   Units transferred                                   0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding               0           0          0         0          0         0         0
Beginning units                                        0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                           0           0          0         0          0         0         0
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.72%:

   Units sold                                    705,106      65,586    166,879   220,215  1,186,391   143,343    61,065
   Units redeemed                               (100,231)    (13,445)   (16,489)  (49,422)  (147,737)  (12,130)  (12,103)
   Units transferred                             268,014     (33,297)    84,986    95,717    471,453    97,173    47,436
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding         872,889      18,844    235,376   266,510  1,510,107   228,386    96,398
Beginning units                                1,651,057     327,374    143,746   643,343  2,372,987   236,035   167,083
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                   2,523,946     346,218    379,122   909,853  3,883,094   464,421   263,481
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.77% (1):

   Units sold                                     58,207       3,959     12,383     7,146     87,653     4,646     1,437
   Units redeemed                                (45,954)     (1,228)    (5,486)  (10,316)   (55,557)   (7,917)     (433)
   Units transferred                              19,930      (4,852)    17,660     5,050     68,123    14,758     8,995
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding          32,183      (2,121)    24,557     1,880    100,219    11,487     9,999
Beginning units                                  477,981      67,748     92,068    85,742    731,789    52,106    12,359
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                     510,164      65,627    116,625    87,622    832,008    63,593    22,358
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.77% (2):

   Units sold                                          0           0          0         0          2         0         0
   Units redeemed                                      0           0          0         0     (1,303)        0         0
   Units transferred                                   0           0          0         0     40,305         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding               0           0          0         0     39,004         0         0
Beginning units                                        0           0          0         0     30,132         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                           0           0          0         0     69,136         0         0
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.77% (3):

   Units sold                                          0           0          0         0          0         0         0
   Units redeemed                                      0           0          0         0          0         0         0
   Units transferred                                   0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding               0           0          0         0          0         0         0
Beginning units                                        0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                           0           0          0         0          0         0         0
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.80%:

   Units sold                                          0           0          0         0          0         0         0
   Units redeemed                                      0           0          0         0          0         0         0
   Units transferred                                   0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding               0           0          0         0          0         0         0
Beginning units                                        0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                           0           0          0         0          0         0         0
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.95%:

   Units sold                                          0           0          0         0          0         0         0
   Units redeemed                                      0           0          0         0          0         0         0
   Units transferred                                   0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding               0           0          0         0          0         0         0
Beginning units                                        0           0          0         0          0         0         0
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                           0           0          0         0          0         0         0
                                               =========    ========    =======   =======  =========   =======   =======
Contracts With Total Expenses of 1.97%:

   Units sold                                     47,985           0     23,324     8,738     52,710     8,211     9,645
   Units redeemed                                 (9,143)       (764)      (565)   (3,693)   (19,436)     (804)   (1,104)
   Units transferred                              21,786      (7,103)     1,937     6,097     41,614     5,346        (8)
                                               ---------    --------    -------   -------  ---------   -------   -------
Increase (decrease) in units outstanding          60,628      (7,867)    24,696    11,142     74,888    12,753     8,533
Beginning units                                  162,106      48,155    197,354    42,641    292,747    29,433    18,553
                                               ---------    --------    -------   -------  ---------   -------   -------
Ending units                                     222,734      40,288    222,050    53,783    367,635    42,186    27,086
                                               =========    ========    =======   =======  =========   =======   =======

                                              Goldman                                     International International
                                               Sachs    Growth-     Growth     High-Yield  Diversified     Growth      Marsico
                                             Research   Income   Opportunities    Bond      Equities      & Income     Growth
                                             Portfolio Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
                                             (Class 3) (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             --------- --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:

   Units sold                                       0         0             0          0             0             0         0
   Units redeemed                                   0         0             0          0             0             0         0
   Units transferred                                0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0         0             0          0             0             0         0
Beginning units                                     0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0         0             0          0             0             0         0
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.72%:

   Units sold                                  17,430    28,115        50,826    136,755       931,157       166,279    44,020
   Units redeemed                              (1,372)  (13,390)      (15,508)   (64,952)     (235,819)      (83,016)  (12,364)
   Units transferred                           14,058     2,719        20,679    (42,390)      232,893        98,092     4,913
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding       30,116    17,444        55,997     29,413       928,231       181,355    36,569
Beginning units                                97,766   162,601       202,723    691,453     2,438,066       916,941   217,419
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                  127,882   180,045       258,720    720,866     3,366,297     1,098,296   253,988
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.77% (1):

   Units sold                                       0       316        41,084      7,342        68,948         5,119    30,437
   Units redeemed                                   0    (6,619)       (2,171)   (36,527)      (44,728)      (26,924)  (24,750)
   Units transferred                                0    (5,556)      (31,076)    34,637        80,891        38,954     1,251
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0   (11,859)        7,837      5,452       105,111        17,149     6,938
Beginning units                                     0    48,384       113,528    210,729       569,670       181,437   344,467
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0    36,525       121,365    216,181       674,781       198,586   351,405
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.77% (2):

   Units sold                                       0         0             0          0             0             0         0
   Units redeemed                                   0         0             0          0             0             0         0
   Units transferred                                0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0         0             0          0             0             0         0
Beginning units                                     0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0         0             0          0             0             0         0
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.77% (3):

   Units sold                                       0         0             0          0             0             0         0
   Units redeemed                                   0         0             0          0             0             0         0
   Units transferred                                0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0         0             0          0             0             0         0
Beginning units                                     0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0         0             0          0             0             0         0
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.80%:

   Units sold                                       0         0             0          0             0             0         0
   Units redeemed                                   0         0             0          0             0             0         0
   Units transferred                                0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0         0             0          0             0             0         0
Beginning units                                     0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0         0             0          0             0             0         0
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.95%:

   Units sold                                       0         0             0          0             0             0         0
   Units redeemed                                   0         0             0          0             0             0         0
   Units transferred                                0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding            0         0             0          0             0             0         0
Beginning units                                     0         0             0          0             0             0         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                        0         0             0          0             0             0         0
                                             ========  ========  ============  =========  ============  ============  ========
Contracts With Total Expenses of 1.97%:

   Units sold                                     891     1,692         2,937      9,411        50,926         6,351        13
   Units redeemed                                  (1)     (310)         (634)    (2,153)      (19,758)       (4,954)   (4,177)
   Units transferred                             (108)    1,511        (2,858)    (4,229)       27,573         2,887         0
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Increase (decrease) in units outstanding          782     2,893          (555)     3,029        58,741         4,284    (4,164)
Beginning units                                   581    16,202        33,842     76,793       261,723        52,586    11,454
                                             --------  --------  ------------  ---------  ------------  ------------  --------
Ending units                                    1,363    19,095        33,287     79,822       320,464        56,870     7,290
                                             ========  ========  ============  =========  ============  ============  ========

                                                  MFS
                                             Massachusetts    MFS                 Putnam
                                               Investors    Mid-Cap   MFS Total   Growth:    Real
                                                 Trust       Growth     Return    Voyager   Estate
                                               Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                               (Class 3)   (Class 3)  (Class 3)  (Class 3) (Class 3)
                                             ------------- ---------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:

   Units sold                                           0          0          0         0         0
   Units redeemed                                       0          0          0         0         0
   Units transferred                                    0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding                0          0          0         0         0
Beginning units                                         0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Ending units                                            0          0          0         0         0
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.72%:

   Units sold                                     134,005    324,924    623,844    11,471   173,641
   Units redeemed                                 (25,580)   (69,591)  (116,701)   (2,378)  (20,550)
   Units transferred                               41,577     19,255    313,940    32,325    32,324
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding          150,002    274,588    821,083    41,418   185,415
Beginning units                                   381,704  1,263,590  1,294,239    36,236   282,009
                                             ------------  ---------  ---------  --------  --------
Ending units                                      531,706  1,538,178  2,115,322    77,654   467,424
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.77% (1):

   Units sold                                       9,562     57,518     25,702       776    15,307
   Units redeemed                                  (9,253)   (40,480)   (26,007)   (1,327)  (16,203)
   Units transferred                                1,077     (5,660)   (18,283)    7,280    (7,942)
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding            1,386     11,378    (18,588)    6,729    (8,838)
Beginning units                                   152,345    410,472    436,939    28,343   149,777
                                             ------------  ---------  ---------  --------  --------
Ending units                                      153,731    421,850    418,351    35,072   140,939
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.77% (2):

   Units sold                                           0          0          0         0         0
   Units redeemed                                       0          0          0         0         0
   Units transferred                                    0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding                0          0          0         0         0
Beginning units                                         0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Ending units                                            0          0          0         0         0
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.77% (3):

   Units sold                                           0          0          0         0         0
   Units redeemed                                       0          0          0         0         0
   Units transferred                                    0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding                0          0          0         0         0
Beginning units                                         0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Ending units                                            0          0          0         0         0
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.80%:

   Units sold                                           0          0          0         0         0
   Units redeemed                                       0          0          0         0         0
   Units transferred                                    0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding                0          0          0         0         0
Beginning units                                         0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Ending units                                            0          0          0         0         0
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.95%:

   Units sold                                           0          0          0         0         0
   Units redeemed                                       0          0          0         0         0
   Units transferred                                    0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding                0          0          0         0         0
Beginning units                                         0          0          0         0         0
                                             ------------  ---------  ---------  --------  --------
Ending units                                            0          0          0         0         0
                                             ============  =========  =========  ========  ========
Contracts With Total Expenses of 1.97%:

   Units sold                                       6,891     22,140     67,399     1,251    16,045
   Units redeemed                                  (3,777)    (7,814)    (6,593)   (2,085)     (348)
   Units transferred                                6,724      7,593     14,864       142    13,190
                                             ------------  ---------  ---------  --------  --------
Increase (decrease) in units outstanding            9,838     21,919     75,670      (692)   28,887
Beginning units                                    40,887    130,635    130,476     3,761    30,772
                                             ------------  ---------  ---------  --------  --------
Ending units                                       50,725    152,554    206,146     3,069    59,659
                                             ============  =========  =========  ========  ========

-------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES UNITS OUTSTANDING(Continued)

For the year ended December 31, 2005.

                                    Small & Mid  SunAmerica               Telecom    Worldwide
                                     Cap Value    Balanced   Technology   Utility   High Income   Comstock
                                     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                     (Class 3)    (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class II)
                                    -----------  ----------  ----------  ---------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of
1.30%:
    Units sold                                0           0           0          0            0           0
    Units redeemed                            0           0           0          0            0           0
    Units transferred                         0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units                  0           0           0          0            0           0
outstanding
Beginning units                               0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                                  0           0           0          0            0           0
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.40%:
    Units sold                                0           0           0          0            0           0
    Units redeemed                            0           0           0          0            0           0
    Units transferred                         0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units                  0           0           0          0            0           0
outstanding
Beginning units                               0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                                  0           0           0          0            0           0
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.52% (1):
    Units sold                          879,772      46,373     253,087          0            0     899,047
    Units redeemed                     (214,767)    (37,841)    (97,723)         0            0    (452,631)
    Units transferred                   420,096     (38,390)    223,504          0            0     468,073
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units          1,085,101    (29,858)     378,868          0            0     914,489
outstanding
Beginning units                       3,052,819     379,968   2,169,509          0            0   6,649,719
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                          4,137,920     350,110   2,548,377          0            0   7,564,208
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.52% (2):
    Units sold                           15,499           0           0          0            0     278,750
    Units redeemed                     (196,893)          0           0          0            0  (1,336,174)
    Units transferred                   451,351           0           0          0            0   3,681,933
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units            269,957           0           0          0            0   2,624,509
outstanding
Beginning units                       1,340,971           0           0          0            0  10,637,239
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                          1,610,928           0           0          0            0  13,261,748
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.52% (3):
    Units sold                                0           0           0          0            0           0
    Units redeemed                            0           0           0          0            0           0
    Units transferred                         0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units                  0           0           0          0            0           0
outstanding
Beginning units                               0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                                  0           0           0          0            0           0
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.52% (4):
    Units sold                          566,031      46,405     180,236      1,555        7,202     591,974
    Units redeemed                      (43,974)    (17,536)    (55,774)       (83)      (2,349)    (92,986)
    Units transferred                   187,028       7,086      55,691        483       14,746     204,545
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units            709,085      35,955     180,153      1,955       19,599     703,533
outstanding
Beginning units                         883,395     119,070     355,489      2,624       19,767   1,091,876
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                          1,592,480     155,025     535,642      4,579       39,366   1,795,409
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.55% (5):
    Units sold                                0           0           0          0            0           0
    Units redeemed                            0           0           0          0            0           0
    Units transferred                         0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units                  0           0           0          0            0           0
outstanding
Beginning units                               0           0           0          0            0           0
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                                  0           0           0          0            0           0
                                    ===========  ==========  ==========  =========  ===========  ==========
Contracts With Total Expenses of
1.55% (6):
    Units sold                                0           0           0          0            0      13,462
    Units redeemed                            0           0           0          0            0     (10,734)
    Units transferred                         0           0           0          0            0      25,520
                                    -----------  ----------  ----------  ---------  -----------  ----------
Increase (decrease) in units                  0           0           0          0            0      28,248
outstanding
Beginning units                               0           0           0          0            0     125,587
                                    -----------  ----------  ----------  ---------  -----------  ----------
Ending units                                  0           0           0          0            0     153,835
                                    ===========  ==========  ==========  =========  ===========  ==========

                                     Emerging   Growth and              Conservative  Conservative
                                      Growth      Income     Balanced     Balanced       Growth     Equity Income   Flexible
                                     Portfolio   Portfolio   Portfolio    Portfolio     Portfolio       Fund       Portfolio
                                    (Class II)  (Class II)   (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of
1.30%:
    Units sold                               0           0           0             0             0              0          0
    Units redeemed                           0           0           0             0             0              0          0
    Units transferred                        0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units                 0           0           0             0             0              0          0
outstanding
Beginning units                              0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                                 0           0           0             0             0              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.40%:
    Units sold                               0           0     583,161        68,225       219,127        332,564    114,134
    Units redeemed                           0           0    (691,098)     (198,848)     (301,391)      (220,325)  (312,212)
    Units transferred                        0           0   1,378,815       338,412       182,376        533,600    334,457
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units                 0           0   1,270,878       207,789       100,112        645,839    136,379
outstanding
Beginning units                              0           0   9,038,434     1,535,565     3,619,505      1,791,807  3,115,170
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                                 0           0  10,309,312     1,743,354     3,719,617      2,437,646  3,251,549
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.52% (1):
    Units sold                         101,322   1,423,075       2,079             0         3,526              0          0
    Units redeemed                     (64,422)   (671,653)    (84,985)            0       (78,313)             0          0
    Units transferred                  (74,926)    939,536     (77,418)            0       (27,322)             0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units           (38,026)  1,690,958    (160,324)            0      (102,109)             0          0
outstanding
Beginning units                      1,335,495   9,419,312   1,283,955             0       863,961              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                         1,297,469  11,110,270   1,123,631             0       761,852              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.52% (2):
    Units sold                          11,710     162,906           0             0             0              0          0
    Units redeemed                    (158,887)   (951,418)          0             0             0              0          0
    Units transferred                  (60,832)  2,476,347           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units          (208,009)  1,687,835           0             0             0              0          0
outstanding
Beginning units                      1,126,616   6,977,777           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                           918,607   8,665,612           0             0             0              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.52% (3):
    Units sold                               0           0           0             0             0              0          0
    Units redeemed                           0           0           0             0             0              0          0
    Units transferred                        0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units                 0           0           0             0             0              0          0
outstanding
Beginning units                              0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                                 0           0           0             0             0              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.52% (4):
    Units sold                          55,733     842,409           0             0             0              0          0
    Units redeemed                     (18,667)    (67,818)          0             0             0              0          0
    Units transferred                    1,906     269,320           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units            38,972   1,043,911           0             0             0              0          0
outstanding
Beginning units                        143,751   1,233,086           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                           182,723   2,276,997           0             0             0              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.55% (5):
    Units sold                               0           0     153,170         8,405        17,834        177,567      2,812
    Units redeemed                           0           0    (427,111)      (18,052)     (201,449)       (19,718)   (56,228)
    Units transferred                        0           0     226,416        11,141       100,184         54,483    (19,948)
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units                 0           0     (47,525)        1,494       (83,431)       212,332    (73,364)
outstanding
Beginning units                              0           0   3,328,091       429,826     2,114,336        330,608    862,830
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                                 0           0   3,280,566       431,320     2,030,905        542,940    789,466
                                    ==========  ==========  ==========  ============  ============  =============  =========
Contracts With Total Expenses of
1.55% (6):
    Units sold                               0           0           0             0             0              0          0
    Units redeemed                           0           0           0             0             0              0          0
    Units transferred                        0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Increase (decrease) in units                 0           0           0             0             0              0          0
outstanding
Beginning units                              0           0           0             0             0              0          0
                                    ----------  ----------  ----------  ------------  ------------  -------------  ---------
Ending units                                 0           0           0             0             0              0          0
                                    ==========  ==========  ==========  ============  ============  =============  =========

                                                                                International   Mid Cap     Money
                                        Growth     Growth & Income    Income        Growth       Stock     Market
                                        Fund             Fund          Fund          Fund         Fund      Fund
                                      (Class 1)        (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                    -------------  ---------------  ----------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of
1.30%:
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.40%:
    Units sold                              4,134           29,299      84,529          6,114      8,887    354,165
    Units redeemed                        (21,625)        (167,237)   (117,030)        (2,845)   (86,774)   (58,909)
    Units transferred                     (12,933)          48,245     132,715         42,083     35,376   (166,865)
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units              (30,424)         (89,693)    100,214         45,352    (42,511)   128,391
outstanding
Beginning units                           162,693          733,386   1,025,581         74,298    462,156    578,009
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                              132,269          643,693   1,125,795        119,650    419,645    706,400
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.52% (1):
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.52% (2):
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.52% (3):
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.52% (4):
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.55% (5):
    Units sold                              3,587           12,248      29,298          4,307        484     39,552
    Units redeemed                        (10,796)         (33,594)    (18,611)           (63)    (1,061)    (1,032)
    Units transferred                        (183)          (3,319)     25,177          3,169      2,951    (50,737)
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units               (7,392)         (24,665)     35,864          7,413      2,374    (12,217)
outstanding
Beginning units                            66,120          427,738     156,204          9,469     54,334     86,527
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                               58,728          403,073     192,068         16,882     56,708     74,310
                                    =============  ===============  ==========  =============  =========  =========
Contracts With Total Expenses of
1.55% (6):
    Units sold                                  0                0           0              0          0          0
    Units redeemed                              0                0           0              0          0          0
    Units transferred                           0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Increase (decrease) in units                    0                0           0              0          0          0
outstanding
Beginning units                                 0                0           0              0          0          0
                                    -------------  ---------------  ----------  -------------  ---------  ---------
Ending units                                    0                0           0              0          0          0
                                    =============  ===============  ==========  =============  =========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                             Small & Mid  SunAmerica              Telecom   Worldwide               Emerging
                                              Cap Value    Balanced  Technology   Utility  High Income   Comstock    Growth
                                              Portfolio   Portfolio  Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)  (Class 3)   (Class II) (Class II)
                                             ----------- ----------- ---------- ---------- ----------- ----------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0          0          0          0           0      30,282          0
    Units redeemed                                    0          0          0          0           0     (16,072)         0
    Units transferred                                 0          0          0          0           0      35,060          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding              0          0          0          0           0      49,270          0
Beginning units                                       0          0          0          0           0      48,566          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                          0          0          0          0           0      97,836          0
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.72%:
    Units sold                                  728,429     32,866    215,891      3,712       8,313     814,104     57,918
    Units redeemed                              (95,378)   (11,628)   (48,314)       (24)     (8,993)   (144,168)   (20,730)
    Units transferred                           387,349     (6,788)      (783)     3,063      (2,832)    514,361      1,901
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding      1,020,400     14,450    166,794      6,751      (3,512)  1,184,297     39,089
Beginning units                               1,513,074    246,552    542,092      3,751      28,635   1,646,036    239,226
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                  2,533,474    261,002    708,886     10,502      25,123   2,830,333    278,315
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                   66,896     10,177      2,425          0           0      63,894     13,305
    Units redeemed                              (55,521)    (7,311)   (27,567)         0           0     (96,718)   (19,800)
    Units transferred                            60,260      3,782    (12,337)         0           0     117,005     51,436
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding         71,635      6,648    (37,479)         0           0      84,181     44,941
Beginning units                                 526,107     55,278    484,558          0           0   1,037,236    226,799
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                    597,742     61,926    447,079          0           0   1,121,417    271,740
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0          0          0          0           0      18,579        696
    Units redeemed                               (3,419)         0          0          0           0     (58,088)    (5,117)
    Units transferred                            10,340          0          0          0           0      84,454      5,392
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding          6,921          0          0          0           0      44,945        971
Beginning units                                  48,142          0          0          0           0     633,288    101,246
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                     55,063          0          0          0           0     678,233    102,217
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0          0          0          0           0           0          0
    Units redeemed                                    0          0          0          0           0           0          0
    Units transferred                                 0          0          0          0           0           0          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding              0          0          0          0           0           0          0
Beginning units                                       0          0          0          0           0           0          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                          0          0          0          0           0           0          0
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0          0          0          0           0           0          0
    Units redeemed                                    0          0          0          0           0           0          0
    Units transferred                                 0          0          0          0           0           0          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding              0          0          0          0           0           0          0
Beginning units                                       0          0          0          0           0           0          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                          0          0          0          0           0           0          0
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0          0          0          0           0      24,280          0
    Units redeemed                                    0          0          0          0           0     (13,206)         0
    Units transferred                                 0          0          0          0           0      (3,924)         0
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding              0          0          0          0           0       7,150          0
Beginning units                                       0          0          0          0           0     109,292          0
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                          0          0          0          0           0     116,442          0
                                              =========    =======    =======     ======      ======   =========    =======
Contracts With Total Expenses of 1.97%:
    Units sold                                   46,397      2,497      2,736          0           0      42,110        800
    Units redeemed                               (8,706)    (1,516)    (1,630)      (597)        (28)    (19,109)    (4,471)
    Units transferred                             5,874       (773)    24,867        434        (281)     21,263        403
                                              ---------    -------    -------     ------      ------   ---------    -------
Increase (decrease) in units outstanding         43,565        208     25,973       (163)       (309)     44,264     (3,268)
Beginning units                                 203,846     11,460     96,578      1,093         961     316,174     47,690
                                              ---------    -------    -------     ------      ------   ---------    -------
Ending units                                    247,411     11,668    122,551        930         652     360,438     44,422
                                              =========    =======    =======     ======      ======   =========    =======

                                             Growth and            Conservative Conservative
                                               Income     Balanced   Balanced      Growth     Equity Income  Flexible Income
                                             Portfolio   Portfolio  Portfolio     Portfolio        Fund         Portfolio
                                             (Class II)  (Class 1)  (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                            -----------  --------- ------------ ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0           0         0             0             0              0
    Units redeemed                                   0           0         0             0             0              0
    Units transferred                                0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding             0           0         0             0             0              0
Beginning units                                      0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                         0           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.72%:
    Units sold                               2,284,572           0         0             0             0              0
    Units redeemed                            (182,353)          0         0             0             0              0
    Units transferred                         (304,765)          0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding     1,797,454           0         0             0             0              0
Beginning units                              2,466,954           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                 4,264,408           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                  69,717       1,632         0            56             0              0
    Units redeemed                             (68,832)    (24,544)        0       (15,870)            0              0
    Units transferred                           76,639     (11,841)        0         6,450             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding        77,524     (34,753)        0        (9,364)            0              0
Beginning units                              1,046,551     258,321         0       149,654             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                 1,124,075     223,568         0       140,290             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                  11,268           0         0             0             0              0
    Units redeemed                             (25,861)          0         0             0             0              0
    Units transferred                           64,225           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding        49,632           0         0             0             0              0
Beginning units                                314,766           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                   364,398           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                       0           0         0             0             0              0
    Units redeemed                                   0           0         0             0             0              0
    Units transferred                                0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding             0           0         0             0             0              0
Beginning units                                      0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                         0           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.80%:
    Units sold                                       0       3,598    17,576        10,949             0              0
    Units redeemed                                   0    (516,031)  (33,386)      (74,667)      (28,898)       (84,752)
    Units transferred                                0      71,528    15,498       (76,290)      111,124         38,610
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding             0    (440,905)     (312)     (140,008)       82,226        (46,142)
Beginning units                                      0   3,194,674   299,283     1,234,845       489,095        720,052
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                         0   2,753,769   298,971     1,094,837       571,321        673,910
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.95%:
    Units sold                                       0           0         0             0             0              0
    Units redeemed                                   0           0         0             0             0              0
    Units transferred                                0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding             0           0         0             0             0              0
Beginning units                                      0           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                         0           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======
Contracts With Total Expenses of 1.97%:
    Units sold                                  55,508           0         0             0             0              0
    Units redeemed                             (26,418)          0         0             0             0              0
    Units transferred                           31,089           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Increase (decrease) in units outstanding        60,179           0         0             0             0              0
Beginning units                                318,207           0         0             0             0              0
                                             ---------   ---------   -------     ---------       -------        -------
Ending units                                   378,386           0         0             0             0              0
                                             =========   =========   =======     =========       =======        =======

                                                                                     International    Mid Cap       Money
                                             Growth     Growth & Income    Income       Growth         Stock       Market
                                              Fund           Fund           Fund         Fund           Fund        Fund
                                            (Class 1)      (Class 1)      (Class 1)    (Class 1)      (Class 1)   (Class 1)
                                            ---------   ---------------   ---------  -------------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.72%:
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.80%:
    Units sold                                   0              0               0           0               0       69,274
    Units redeemed                          (1,316)       (26,884)        (23,430)       (363)         (5,582)     (34,283)
    Units transferred                        1,023         19,374         (26,144)      1,984           1,719      (54,088)
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding      (293)        (7,510)        (49,574)      1,621          (3,863)     (19,097)
Beginning units                             37,177        245,591         237,917       7,234         127,901       59,900
                                            ------        -------         -------       -----         -------      -------
Ending units                                36,884        238,081         188,343       8,855         124,038       40,803
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.95%:
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======
Contracts With Total Expenses of 1.97%:
    Units sold                                   0              0               0           0               0            0
    Units redeemed                               0              0               0           0               0            0
    Units transferred                            0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Increase (decrease) in units outstanding         0              0               0           0               0            0
Beginning units                                  0              0               0           0               0            0
                                            ------        -------         -------       -----         -------      -------
Ending units                                     0              0               0           0               0            0
                                            ======        =======         =======       =====         =======      =======

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                       Short Term     Small         Small      Strategic       U.S.       West Coast
                                               REIT      Income     Cap Growth    Cap Value      Growth     Government      Equity
                                               Fund       Fund         Fund         Fund       Portfolio  Securities Fund    Fund
                                            (Class 1)   (Class 1)   (Class 1)   (Class 1) (7)  (Class 1)    (Class 1)      (Class 1)
                                             --------  ----------  -----------  -------------  ---------  --------------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                    0          0            0            0              0            0              0
    Units redeemed                                0          0            0            0              0            0              0
    Units transferred                             0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0              0            0              0
Beginning units                                   0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0              0            0              0
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.40%:
    Units sold                                2,483     23,018        1,961        4,556         64,432        2,673        122,227
    Units redeemed                           (8,341)   (69,244)     (36,469)          (3)       (52,398)    (190,560)      (149,312)
    Units transferred                        19,258    (36,138)     (18,250)         807        151,316      (44,390)       176,023
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding     13,400    (82,364)     (52,758)       5,360        163,350     (232,277)       148,938
Beginning units                              38,619    430,071      221,273            0        950,930    1,663,190        977,169
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                 52,019    347,707      168,515        5,360      1,114,280    1,430,913      1,126,107
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                    0          0            0            0          2,436            0              0
    Units redeemed                                0          0            0            0        (21,272)           0              0
    Units transferred                             0          0            0            0        (28,479)           0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0        (47,315)           0              0
Beginning units                                   0          0            0            0        253,613            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0        206,298            0              0
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                    0          0            0            0              0            0              0
    Units redeemed                                0          0            0            0              0            0              0
    Units transferred                             0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0              0            0              0
Beginning units                                   0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0              0            0              0
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                    0          0            0            0              0            0              0
    Units redeemed                                0          0            0            0              0            0              0
    Units transferred                             0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0              0            0              0
Beginning units                                   0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0              0            0              0
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                    0          0            0            0              0            0              0
    Units redeemed                                0          0            0            0              0            0              0
    Units transferred                             0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0              0            0              0
Beginning units                                   0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0              0            0              0
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                  660      1,581            5           18         28,219          542         25,999
    Units redeemed                              (13)    (5,277)      (4,859)           0        (13,007)     (30,701)       (18,287)
    Units transferred                         2,012     (4,424)       3,751            0        (29,619)      (1,136)        17,627
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding      2,659     (8,120)      (1,103)          18        (14,407)     (31,295)        25,339
Beginning units                                  11     62,131       33,175            0        413,294      316,932        178,450
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                  2,670     54,011       32,072           18        398,887      285,637        203,789
                                             ======    =======     ========       ======      =========    =========      =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                    0          0            0            0              0            0              0
    Units redeemed                                0          0            0            0              0            0              0
    Units transferred                             0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Increase (decrease) in units outstanding          0          0            0            0              0            0              0
Beginning units                                   0          0            0            0              0            0              0
                                             ------    -------     --------       ------      ---------    ---------      ---------
Ending units                                      0          0            0            0              0            0              0
                                             ======    =======     ========       ======      =========    =========      =========

                                                             Conservative  Conservative
                                               Balanced        Balanced       Growth       Equity Income  Flexible Income   Growth
                                              Portfolio       Portfolio     Portfolio          Fund          Portfolio       Fund
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)        (Class 2)     (Class 2)
                                             ------------   -------------- ------------   --------------  --------------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  328,392              0         89,085                0              0             0
    Units redeemed                             (115,235)             0        (90,343)               0              0             0
    Units transferred                            82,425              0        (21,272)               0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding        295,582              0        (22,530)               0              0             0
Beginning units                               1,625,466              0      1,050,151                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                  1,921,048              0      1,027,621                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------      ---------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0              0              0                0              0             0
    Units redeemed                                    0              0              0                0              0             0
    Units transferred                                 0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding              0              0              0                0              0             0
Beginning units                                       0              0              0                0              0             0
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                          0              0              0                0              0             0
                                             ==========     ==========      =========      ===========     ==========      ========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                1,284,317        280,994        727,192          406,154        349,222         3,840
    Units redeemed                           (1,300,682)      (190,250)      (310,199)        (263,499)    (1,007,765)      (16,011)
    Units transferred                         1,796,267        982,297        274,119        1,099,054      1,821,066         3,085
                                             ----------     ----------      ---------      -----------     ----------      --------
Increase (decrease) in units outstanding      1,779,902      1,073,041        691,112        1,241,709      1,162,523        (9,086)
Beginning units                               8,919,229      1,658,338      2,626,602        1,742,252      7,008,339       122,877
                                             ----------     ----------      ---------      -----------     ----------      --------
Ending units                                 10,699,131      2,731,379      3,317,714        2,983,961      8,170,862       113,791
                                             ==========     ==========      =========      ===========     ==========      ========

                                                                               International    Mid Cap         Money
                                              Growth & Income    Income           Growth         Stock          Market       REIT
                                                    Fund          Fund             Fund          Fund            Fund        Fund
                                                  (Class 2)     (Class 2)       (Class 2)      (Class 2)      (Class 2)   (Class 2)
                                              ---------------- ----------     --------------   ---------      ---------   ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.40%:
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------        --------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0               0                0              0               0           0
    Units redeemed                                    0               0                0              0               0           0
    Units transferred                                 0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding              0               0                0              0               0           0
Beginning units                                       0               0                0              0               0           0
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                          0               0                0              0               0           0
                                                =======       =========         ========        =======       =========     =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                   20,491          55,286           23,610         26,761         620,153      18,762
    Units redeemed                              (63,229)       (447,823)          (2,800)       (49,408)       (243,085)    (18,102)
    Units transferred                            63,230          23,060           55,177         38,151        (650,872)     37,242
                                                -------       ---------         --------        -------       ---------     -------
Increase (decrease) in units outstanding         20,492        (369,477)          75,987         15,504        (273,804)     37,902
Beginning units                                 368,765       2,840,973           35,799        210,552         761,286      12,145
                                                -------       ---------         --------        -------       ---------     -------
Ending units                                    389,257       2,471,496          111,786        226,056         487,482      50,047
                                                =======       =========         ========        =======       =========     =======

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(7)   For the period from July 1, 2005 (inception) to December 31, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                         Short Term     Small        Small     Strategic       U.S.       West Coast
                                                REIT       Income     Cap Growth   Cap Value     Growth     Government     Equity
                                                Fund        Fund         Fund        Fund      Portfolio  Securities Fund    Fund
                                             (Class 1)    (Class 1)   (Class 1)  (Class 1)(7)  (Class 1)     (Class 1)     (Class 1)
                                             ---------   ----------   ----------  ------------ ---------  --------------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.72%:
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                     0           0            0           0           74             0             0
    Units redeemed                                 0           0            0           0       (3,300)            0             0
    Units transferred                              0           0            0           0       (7,258)            0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0      (10,484)            0             0
Beginning units                                    0           0            0           0      104,208             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0       93,724             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0           0            0           0          414             0             0
    Units redeemed                               (96)     (1,899)      (3,230)         (4)     (12,620)      (70,599)      (17,616)
    Units transferred                          1,710     (67,861)     (15,445)         18        6,714        12,070        33,892
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding       1,614     (69,760)     (18,675)         14       (5,492)      (58,529)       16,276
Beginning units                                2,745     107,055       83,019           0      196,054       319,675       202,443
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                   4,359      37,295       64,344          14      190,562       261,146       218,719
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======
Contracts With Total Expenses of 1.97%:
    Units sold                                     0           0            0           0            0             0             0
    Units redeemed                                 0           0            0           0            0             0             0
    Units transferred                              0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Increase (decrease) in units outstanding           0           0            0           0            0             0             0
Beginning units                                    0           0            0           0            0             0             0
                                               -----     -------      -------       -----      -------       -------       -------
Ending units                                       0           0            0           0            0             0             0
                                               =====     =======      =======       =====      =======       =======       =======

                                                           Conservative  Conservative
                                                Balanced     Balanced       Growth      Equity Income   Flexible Income    Growth
                                               Portfolio    Portfolio     Portfolio         Fund           Portfolio        Fund
                                               (Class 2)    (Class 2)     (Class 2)       (Class 2)        (Class 2)      (Class 2)
                                             ------------  ------------  ------------   -------------   ---------------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                  409,855        53,906       266,591          82,239         132,637             0
    Units redeemed                             (703,335)      (32,533)     (201,314)        (38,883)        (80,971)      (20,984)
    Units transferred                            34,184       (14,330)       97,994          89,371         107,661          (189)
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding       (259,296)        7,043       163,271         132,727         159,327       (21,173)
Beginning units                               3,095,035       530,744     1,196,830         163,642         775,379        53,641
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                  2,835,739       537,787     1,360,101         296,369         934,706        32,468
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.72%:
    Units sold                                        0             0             0               0               0             0
    Units redeemed                                    0             0             0               0               0             0
    Units transferred                                 0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding              0             0             0               0               0             0
Beginning units                                       0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                          0             0             0               0               0             0
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                    3,397             0         6,224               0               0             0
    Units redeemed                              (12,245)            0        (6,454)              0               0             0
    Units transferred                            (7,440)            0        37,546               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding        (16,288)            0        37,316               0               0             0
Beginning units                                 195,480             0        83,827               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                    179,192             0       121,143               0               0             0
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0             0             0               0               0             0
    Units redeemed                                    0             0             0               0               0             0
    Units transferred                                 0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding              0             0             0               0               0             0
Beginning units                                       0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                          0             0             0               0               0             0
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0             0             0               0               0             0
    Units redeemed                                    0             0             0               0               0             0
    Units transferred                                 0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding              0             0             0               0               0             0
Beginning units                                       0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                          0             0             0               0               0             0
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0             0             0               0               0             0
    Units redeemed                                    0             0             0               0               0             0
    Units transferred                                 0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding              0             0             0               0               0             0
Beginning units                                       0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                          0             0             0               0               0             0
                                              =========       =======    ==========         =======        ========       =======
Contracts With Total Expenses of 1.95%:
    Units sold                                   22,546             0        71,347          12,934               0             0
    Units redeemed                             (167,100)      (11,727)     (173,907)        (82,186)       (113,476)       (4,611)
    Units transferred                            43,322         7,073         1,438          29,000          16,115           (54)
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding       (101,232)       (4,654)     (101,122)        (40,252)        (97,361)       (4,665)
Beginning units                               1,027,732       121,944       537,134         354,394         326,936        17,131
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                    926,500       117,290       436,012         314,142         229,575        12,466
                                              =========       =======    ==========         =======        ========        ======
Contracts With Total Expenses of 1.97%:
    Units sold                                        0             0             0               0               0             0
    Units redeemed                                    0             0             0               0               0             0
    Units transferred                                 0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Increase (decrease) in units outstanding              0             0             0               0               0             0
Beginning units                                       0             0             0               0               0             0
                                              ---------       -------    ----------         -------        --------       -------
Ending units                                          0             0             0               0               0             0
                                              =========       =======    ==========         =======        ========        ======
                                                                                International     Mid Cap       Money
                                              Growth & Income       Income         Growth         Stock         Market       REIT
                                                   Fund              Fund           Fund           Fund          Fund        Fund
                                                 (Class 2)        (Class 2)       (Class 2)      (Class 2)     (Class 2)   (Class 2)
                                              ---------------    ------------   ------------  --------------  -----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      325             32,825          1,126          2,558         52,526       1,259
    Units redeemed                              (18,054)           (69,359)        (2,555)        (3,008)       (93,766)       (306)
    Units transferred                             5,144             41,566         10,349          8,569        (61,708)      5,377
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding        (12,585)             5,032          8,920          8,119       (102,948)      6,330
Beginning units                                  62,826            277,682          5,576         45,356        177,099         604
                                                -------           --------         ------        -------       --------       -----
Ending units                                     50,241            282,714         14,496         53,475         74,151       6,934
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.72%:
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.77% (1):
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.80%:
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.95%:
    Units sold                                       52                  0              0            728          3,154           0
    Units redeemed                              (32,322)           (84,588)          (394)       (18,261)        (3,284)          0
    Units transferred                            10,294            (11,332)         8,292         11,701           (986)      1,834
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding        (21,976)           (95,920)         7,898         (5,832)        (1,116)      1,834
Beginning units                                 109,283            218,461          4,877         54,478         13,189           4
                                                -------           --------         ------        -------       --------       -----
Ending units                                     87,307            122,541         12,775         48,646         12,073       1,838
                                                =======           ========         ======        =======       ========       =====
Contracts With Total Expenses of 1.97%:
    Units sold                                        0                  0              0              0              0           0
    Units redeemed                                    0                  0              0              0              0           0
    Units transferred                                 0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Increase (decrease) in units outstanding              0                  0              0              0              0           0
Beginning units                                       0                  0              0              0              0           0
                                                -------           --------         ------        -------       --------       -----
Ending units                                          0                  0              0              0              0           0
                                                =======           ========         ======        =======       ========       =====

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(7)   For the period from July 1, 2005 (inception) to December 31, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                              Short Term      Small         Small      Strategic         U.S.         West Coast
                                                Income     Cap Growth     Cap Value     Growth        Government        Equity
                                                 Fund         Fund           Fund      Portfolio   Securities Fund       Fund
                                              (Class 2)     (Class 2)   (Class 2) (7)  (Class 2)      (Class 2)       (Class 2)
                                              ----------  -----------   ------------- -----------  ----------------   ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0            0           0          61,171              0               0
    Units redeemed                                    0            0           0         (16,711)             0               0
    Units transferred                                 0            0           0           2,810              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0          47,270              0               0
Beginning units                                       0            0           0         366,800              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0         414,070              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0            0           0               0              0               0
    Units redeemed                                    0            0           0               0              0               0
    Units transferred                                 0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding              0            0           0               0              0               0
Beginning units                                       0            0           0               0              0               0
                                               --------      -------        ----        --------      ---------        --------
Ending units                                          0            0           0               0              0               0
                                               ========      =======        ====        ========      =========        ========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                   23,844        7,133         251         205,675          1,415          74,223
    Units redeemed                             (127,798)     (15,911)         (2)       (212,573)      (375,857)       (105,216)
    Units transferred                          (148,377)     (11,267)        291          78,311       (138,650)        155,397
                                               --------      -------        ----        --------      ---------        --------
Increase (decrease) in units outstanding       (252,331)     (20,045)        540          71,413       (513,092)        124,404
Beginning units                                 890,374      135,661           0         902,787      1,569,287         589,269
                                               --------      -------        ----        --------      ---------        --------
Ending units                                    638,043      115,616         540         974,200      1,056,195         713,673
                                               ========      =======        ====        ========      =========        ========

                                                                                               Nations
                                                 Nations        Nations         Nations        Marsico       Nations       Nations
                                                  Asset        High Yield    International     Focused       Marsico       Marsico
                                               Allocation         Bond           Value         Equities      Growth     21st Century
                                                Portfolio      Portfolio       Portfolio      Portfolio     Portfolio    Portfolio
                                                (Class B)      (Class B)     (Class B) (8)    (Class B)     (Class B)     (Class B)
                                              -------------   ------------  ---------------  ------------  -----------  ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0               0             0                0             0             0
    Units redeemed                                    0               0             0                0             0             0
    Units transferred                                 0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0               0             0                0             0             0
Beginning units                                       0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0               0             0                0             0             0
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.40%:
    Units sold                                        0               0             0                0             0             0
    Units redeemed                                    0               0             0                0             0             0
    Units transferred                                 0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0               0             0                0             0             0
Beginning units                                       0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0               0             0                0             0             0
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0          27,912             0           66,013        41,592         3,775
    Units redeemed                               (7,222)        (12,250)            0          (45,847)      (16,281)         (461)
    Units transferred                            (6,077)         20,171             0           39,036        16,224         3,424
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding        (13,299)         35,833             0           59,202        41,535         6,738
Beginning units                                  77,426         253,871             0          664,662       327,478        31,699
                                                -------         -------      --------        ---------       -------        ------
Ending units                                     64,127         289,704             0          723,864       369,013        38,437
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0               0             0                0             0             0
    Units redeemed                                    0               0             0                0             0             0
    Units transferred                                 0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0               0             0                0             0             0
Beginning units                                       0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0               0             0                0             0             0
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0             137             0            1,074           209             0
    Units redeemed                               (2,058)        (20,722)      (13,851)         (31,204)      (17,036)       (7,178)
    Units transferred                               992           7,695      (160,991)          12,709        (5,922)       11,837
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding         (1,066)        (12,890)     (174,842)         (17,421)      (22,749)        4,659
Beginning units                                  54,992         205,475       174,842          365,430       226,522        49,003
                                                -------         -------      --------        ---------       -------        ------
Ending units                                     53,926         192,585             0          348,009       203,773        53,662
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0          98,093             0          467,417             0             0
    Units redeemed                                    0         (42,082)       (9,220)         (94,543)            0             0
    Units transferred                                 0          (9,455)      (59,140)         208,107             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0          46,556       (68,360)         580,982             0             0
Beginning units                                       0         600,110        68,360        1,367,356             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0         646,666             0        1,948,338             0             0
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0               0             0                0             0             0
    Units redeemed                                    0               0             0                0             0             0
    Units transferred                                 0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0               0             0                0             0             0
Beginning units                                       0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0               0             0                0             0             0
                                                =======         =======      ========        =========       =======        ======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0               0             0                0             0             0
    Units redeemed                                    0               0             0                0             0             0
    Units transferred                                 0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Increase (decrease) in units outstanding              0               0             0                0             0             0
Beginning units                                       0               0             0                0             0             0
                                                -------         -------      --------        ---------       -------        ------
Ending units                                          0               0             0                0             0             0
                                                =======         =======      ========        =========       =======        ======

                                                 Nations
                                                 Marsico      Nations      Nations
                                              International   MidCap        Small      Nations       Asset       Global
                                             Opportunities    Growth       Company      Value      Allocation    Growth     Growth
                                               Portfolio     Portfolio    Portfolio   Portfolio       Fund       Fund        Fund
                                               (Class B)     (Class B)    (Class B)   (Class B)    (Class 2)   (Class 2)   (Class 2)
                                             --------------  ---------    ---------   ---------   -----------  ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0           0            0           0             0           0           0
    Units redeemed                                     0           0            0           0             0           0           0
    Units transferred                                  0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0             0           0           0
Beginning units                                        0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0             0           0           0
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0           0            0           0             0           0           0
    Units redeemed                                     0           0            0           0             0           0           0
    Units transferred                                  0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0             0           0           0
Beginning units                                        0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0             0           0           0
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                    46,008       1,337       10,561      54,181             0   1,027,760   1,861,099
    Units redeemed                               (18,456)     (3,505)      (5,370)    (24,537)            0    (226,163)   (517,187)
    Units transferred                              8,866         848        4,565      11,129             0     585,276     877,375
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding          36,418     (1,320)        9,756      40,773             0   1,386,873   2,221,287
Beginning units                                  283,025      77,494      114,931     373,340             0   4,367,465   8,463,896
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                     319,443      76,174      124,687     414,113             0   5,754,338  10,685,183
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0           0            0           0       209,566     154,740     216,310
    Units redeemed                                     0           0            0           0      (943,693)   (652,952) (1,284,159)
    Units transferred                                  0           0            0           0     1,710,135   2,471,832   3,564,836
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0       976,008   1,973,620   2,496,987
Beginning units                                        0           0            0           0     7,633,623   4,675,403  10,498,114
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0     8,609,631   6,649,023  12,995,101
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       592         378          331          73             0           0           0
    Units redeemed                                (5,151)     (5,184)     (12,683)    (10,241)            0           0           0
    Units transferred                              2,774       2,208        2,013      (1,493)            0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding          (1,785)     (2,598)     (10,339)    (11,661)            0           0           0
Beginning units                                   63,200     106,483      188,965     129,306             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                      61,415     103,885      178,626     117,645             0           0           0
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0           0            0           0             0     507,340     879,557
    Units redeemed                                     0           0            0           0             0     (44,976)    (76,197)
    Units transferred                                  0           0            0           0             0     217,807     315,275
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0             0     680,171   1,118,635
Beginning units                                        0           0            0           0             0     760,159   1,504,562
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0             0   1,440,330   2,623,197
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0           0            0           0             0           0           0
    Units redeemed                                     0           0            0           0             0           0           0
    Units transferred                                  0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0             0           0           0
Beginning units                                        0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0             0           0           0
                                                 =======     =======      =======     =======     =========   =========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                         0           0            0           0             0           0           0
    Units redeemed                                     0           0            0           0             0           0           0
    Units transferred                                  0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Increase (decrease) in units outstanding               0           0            0           0             0           0           0
Beginning units                                        0           0            0           0             0           0           0
                                                 -------     -------      -------     -------     ---------   ---------  ----------
Ending units                                           0           0            0           0             0           0           0
                                                 =======     =======      =======     =======     =========   =========  ==========

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(7)   For the period from July 1, 2005 (inception) to December 31, 2005.

(8)   For the period from January 1, 2005 to December 9, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                                                                                                            Nations
                                            Short Term     Small        Small     Strategic         U.S.       West Coast    Asset
                                              Income    Cap Growth    Cap Value    Growth        Government      Equity   Allocation
                                               Fund        Fund         Fund      Portfolio   Securities Fund     Fund     Portfolio
                                            (Class 2)    (Class 2)  (Class 2)(7)  (Class 2)      (Class 2)     (Class 2)   (Class B)
                                            ----------  ----------  ------------  ---------   ---------------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                   156         318           0       235,260            156        18,489         0
    Units redeemed                            (8,949)     (1,306)         (2)      (12,893)       (52,187)      (21,776)        0
    Units transferred                        (18,952)      4,593         280        53,473        (49,284)       23,768         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding     (27,745)      3,605         278       275,840       (101,315)       20,481         0
Beginning units                              133,919      19,303           0       118,589        326,343        93,396         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                 106,174      22,908         278       394,429        225,028       113,877         0
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.72%:
    Units sold                                     0           0           0             0              0             0         0
    Units redeemed                                 0           0           0             0              0             0         0
    Units transferred                              0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0             0              0             0         0
Beginning units                                    0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0             0              0             0         0
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                     0           0           0           324              0             0         0
    Units redeemed                                 0           0           0          (784)             0             0        (1)
    Units transferred                              0           0           0         7,438              0             0        19
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0         6,978              0             0        18
Beginning units                                    0           0           0        29,647              0             0       133
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0        36,625              0             0       151
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0           0           0             0              0             0         0
    Units redeemed                                 0           0           0             0              0             0         0
    Units transferred                              0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0             0              0             0         0
Beginning units                                    0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0             0              0             0         0
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0           0           0             0              0             0         0
    Units redeemed                                 0           0           0             0              0             0      (894)
    Units transferred                              0           0           0             0              0             0     1,502
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0             0              0             0       608
Beginning units                                    0           0           0             0              0             0    13,200
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0             0              0             0    13,808
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0           0           0             0              0             0         0
    Units redeemed                                 0           0           0             0              0             0         0
    Units transferred                              0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0             0              0             0         0
Beginning units                                    0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0             0              0             0         0
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.95%:
    Units sold                                   554          34         636        32,498              0         9,637         0
    Units redeemed                           (12,156)     (4,233)         (4)       (5,210)       (25,555)      (36,391)        0
    Units transferred                          1,707      11,475          15         9,791          3,506        13,706         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding      (9,895)      7,276         647        37,079        (22,049)      (13,048)        0
Beginning units                               58,574      20,808           0        76,780        104,942        89,785         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                  48,679      28,084         647       113,859         82,893        76,737         0
                                             =======      ======         ===       =======       ========       =======    ======
Contracts With Total Expenses of 1.97%:
    Units sold                                     0           0           0             0              0             0         0
    Units redeemed                                 0           0           0             0              0             0         0
    Units transferred                              0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Increase (decrease) in units outstanding           0           0           0             0              0             0         0
Beginning units                                    0           0           0             0              0             0         0
                                             -------      ------         ---       -------       --------       -------    ------
Ending units                                       0           0           0             0              0             0         0
                                             =======      ======         ===       =======       ========       =======    ======

                                                                             Nations                                     Nations
                                              Nations        Nations         Marsico       Nations       Nations         Marsico
                                             High Yield   International      Focused      Marsico        Marsico      International
                                                Bond          Value          Equities      Growth     21st Century    Opportunities
                                             Portfolio      Portfolio       Portfolio    Portfolio      Portfolio       Portfolio
                                             (Class B)    (Class B) (8)     (Class B)    (Class B)      (Class B)       (Class B)
                                            ------------  --------------   -----------   ----------   -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0               0                0           0             0               0
    Units redeemed                                  0               0                0           0             0               0
    Units transferred                               0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding            0               0                0           0             0               0
Beginning units                                     0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                        0               0                0           0             0               0
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.72%:
    Units sold                                 92,471               0          431,347           0             0               0
    Units redeemed                            (64,429)        (49,262)        (155,510)          0             0               0
    Units transferred                         110,069        (153,052)         182,420           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding      138,111        (202,314)         458,257           0             0               0
Beginning units                               532,905         202,314        1,665,907           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                  671,016               0        2,124,164           0             0               0
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                  1,920               0            5,454       2,707             0           3,013
    Units redeemed                               (172)              0           (7,960)     (5,304)           (5)         (5,368)
    Units transferred                           5,885               0             (543)      5,829         1,139          (4,798)
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding        7,633               0           (3,049)      3,232         1,134          (7,153)
Beginning units                                17,481               0           34,349      16,634           272          18,282
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                   25,114               0           31,300      19,866         1,406          11,129
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      0               0                0           0             0               0
    Units redeemed                                  0               0                0           0             0               0
    Units transferred                               0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding            0               0                0           0             0               0
Beginning units                                     0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                        0               0                0           0             0               0
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0               0              165         697             0               0
    Units redeemed                            (14,429)         (5,234)          (6,933)     (3,980)       (2,202)         (1,123)
    Units transferred                         (15,347)        (63,601)            (769)        566           (27)          2,515
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding      (29,776)        (68,835)          (7,537)     (2,717)       (2,229)          1,392
Beginning units                               127,703          68,835          118,989      61,858        19,893          18,552
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                   97,927               0          111,452      59,141        17,664          19,944
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.80%:
    Units sold                                      0               0                0           0             0               0
    Units redeemed                                  0               0                0           0             0               0
    Units transferred                               0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding            0               0                0           0             0               0
Beginning units                                     0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                        0               0                0           0             0               0
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.95%:
    Units sold                                      0               0                0           0             0               0
    Units redeemed                                  0               0                0           0             0               0
    Units transferred                               0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding            0               0                0           0             0               0
Beginning units                                     0               0                0           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                        0               0                0           0             0               0
                                              =======       =========        =========      ======        ======          ======
Contracts With Total Expenses of 1.97%:
    Units sold                                    352               0           26,162           0             0               0
    Units redeemed                             (3,508)        (16,924)         (17,620)          0             0               0
    Units transferred                           2,544         (68,609)          (1,263)          0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Increase (decrease) in units outstanding         (612)        (85,533)           7,279           0             0               0
Beginning units                               111,500          85,533          261,948           0             0               0
                                              -------       ---------        ---------      ------        ------          ------
Ending units                                  110,888               0          269,227           0             0               0
                                              =======       =========        =========      ======        ======          ======

                                               Nations        Nations
                                               MidCap          Small         Nations        Asset        Global
                                               Growth         Company         Value      Allocation      Growth        Growth
                                             Portfolio       Portfolio      Portfolio       Fund          Fund          Fund
                                             (Class B)       (Class B)      (Class B)     (Class 2)     (Class 2)     (Class 2)
                                             ---------      -----------    -----------  ------------  -----------   ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0              0              0              0             0             0
    Units redeemed                                  0              0              0              0             0             0
    Units transferred                               0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0              0             0             0
Beginning units                                     0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0              0             0             0
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.72%:
    Units sold                                      0              0              0              0       669,311     1,164,846
    Units redeemed                                  0              0              0              0       (58,226)     (157,234)
    Units transferred                               0              0              0              0       269,022       453,012
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0              0       880,107     1,460,624
Beginning units                                     0              0              0              0     1,315,059     2,738,051
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0              0     2,195,166     4,198,675
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                      0            558          4,303              0        68,591       123,343
    Units redeemed                                 (4)        (1,003)        (7,030)             0       (35,872)      (76,471)
    Units transferred                          (8,081)        (2,969)        (5,750)             0       126,543       112,954
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding       (8,085)        (3,414)        (8,477)             0       159,262       159,826
Beginning units                                 9,139          7,992         24,132              0       500,468     1,049,531
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                    1,054          4,578         15,655              0       659,730     1,209,357
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      0              0              0         13,123         6,591         8,924
    Units redeemed                                  0              0              0        (18,066)      (11,510)      (21,854)
    Units transferred                               0              0              0         92,441        50,080        46,836
                                               ------         ------         ------         ------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0         87,498        45,161        33,906
Beginning units                                     0              0              0        367,292       161,857       379,822
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0        454,790       207,018       413,728
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0              0              0              0             0             0
    Units redeemed                             (7,001)        (5,523)        (8,213)             0             0             0
    Units transferred                             660            282            771              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding       (6,341)        (5,241)        (7,442)             0             0             0
Beginning units                                53,498         64,003         59,899              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                   47,157         58,762         52,457              0             0             0
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.80%:
    Units sold                                      0              0              0              0             0             0
    Units redeemed                                  0              0              0              0             0             0
    Units transferred                               0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0              0             0             0
Beginning units                                     0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0              0             0             0
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.95%:
    Units sold                                      0              0              0              0             0             0
    Units redeemed                                  0              0              0              0             0             0
    Units transferred                               0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0              0             0             0
Beginning units                                     0              0              0              0             0             0
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0              0             0             0
                                               ======         ======         ======        =======     =========     =========
Contracts With Total Expenses of 1.97%:
    Units sold                                      0              0              0              0        33,150       148,301
    Units redeemed                                  0              0              0              0        (6,668)       (7,274)
    Units transferred                               0              0              0              0        23,042        37,574
                                               ------         ------         ------        -------     ---------     ---------
Increase (decrease) in units outstanding            0              0              0              0        49,524       178,601
Beginning units                                     0              0              0              0       149,908       305,276
                                               ------         ------         ------        -------     ---------     ---------
Ending units                                        0              0              0              0       199,432       483,877
                                               ======         ======         ======        =======     =========     =========

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(7)   For the period from July 1, 2005 (inception) to December 31, 2005.

(8)   For the period from January 1, 2005 to December 9, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.

                                              Growth        Asset        Cash                    Growth-   High-Income
                                              Income      Allocation   Management   Growth       Income       Bond     International
                                               Fund         Fund         Fund         Fund        Fund        Fund          Fund
                                             (Class 2)    (Class 3)    (Class 3)   (Class 3)    (Class 3)   (Class 3)     (Class 3)
                                            -----------  ------------ ----------- -----------  ----------- ----------- -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0      18,148       23,078      18,169       29,798       3,547        19,570
    Units redeemed                                    0    (324,571)    (513,568)   (485,028)    (727,679)   (108,972)     (574,357)
    Units transferred                                 0      45,122      279,146     (67,110)     (41,553)    (29,219)       48,927
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding              0    (261,301)    (211,344)   (533,969)    (739,434)   (134,644)     (505,860)
Beginning units                                       0   2,005,309      951,265   3,393,170    4,605,842     708,479     3,078,225
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                          0   1,744,008      739,921   2,859,201    3,866,408     573,835     2,572,365
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0           0            0         138          351           0             0
    Units redeemed                                    0     (19,641)     (10,166)    (20,015)     (33,506)     (2,168)      (20,317)
    Units transferred                                 0      10,668       10,601        (735)       2,178        (991)        4,319
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding              0      (8,973)         435     (20,612)     (30,977)     (3,159)      (15,998)
Beginning units                                       0      77,111        4,758     127,289      182,559      17,289       106,737
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                          0      68,138        5,193     106,677      151,582      14,130        90,739
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                1,677,330           0            0           0            0           0             0
    Units redeemed                             (537,089)          0            0           0            0           0             0
    Units transferred                           875,653           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding      2,015,894           0            0           0            0           0             0
Beginning units                               9,472,512           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                 11,488,406           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                  399,376           0            0           0            0           0             0
    Units redeemed                           (1,726,839)          0            0           0            0           0             0
    Units transferred                         3,853,447           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding      2,525,984           0            0           0            0           0             0
Beginning units                              13,659,490           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                 16,185,474           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0           0            0           0            0           0             0
    Units redeemed                                    0           0            0           0            0           0             0
    Units transferred                                 0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding              0           0            0           0            0           0             0
Beginning units                                       0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                          0           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  796,977           0            0           0            0           0             0
    Units redeemed                             (132,027)          0            0           0            0           0             0
    Units transferred                           303,618           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding        968,568           0            0           0            0           0             0
Beginning units                               1,728,399           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                  2,696,967           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0           0            0           0            0           0             0
    Units redeemed                                    0           0            0           0            0           0             0
    Units transferred                                 0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding              0           0            0           0            0           0             0
Beginning units                                       0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                          0           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0           0            0           0            0           0             0
    Units redeemed                                    0           0            0           0            0           0             0
    Units transferred                                 0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Increase (decrease) in units outstanding              0           0            0           0            0           0             0
Beginning units                                       0           0            0           0            0           0             0
                                            -----------   ---------     --------   ---------    ---------    --------     ---------
Ending units                                          0           0            0           0            0           0             0
                                            ===========   =========     ========   =========    =========    ========     =========

                                                U.S.
                                            Government/
                                              AAA-Rated       Growth       Mid Cap         BB&T            BB&T           BB&T
                                             Securities     and Income      Value    Capital Manager     Large Cap   Large Company
                                                Fund         Portfolio    Portfolio     Equity VIF      Value VIF      Growth VIF
                                              (Class 3)     (Class VC)   (Class VC)   Portfolio (9)   Portfolio (9)   Portfolio (9)
                                            ------------   -----------  -----------  ---------------- ------------- ----------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                   6,601              0             0           0               0               0
    Units redeemed                            (192,924)             0             0           0               0               0
    Units transferred                           46,000              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding      (140,323)             0             0           0               0               0
Beginning units                              1,350,430              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                 1,210,107              0             0           0               0               0
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.40%:
    Units sold                                       0              0             0           0               0               0
    Units redeemed                              (8,151)             0             0           0               0               0
    Units transferred                           (1,231)             0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding        (9,382)             0             0           0               0               0
Beginning units                                 41,403              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                    32,021              0             0           0               0               0
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.52% (1):
    Units sold                                       0        754,599             0          30           8,687              30
    Units redeemed                                   0       (195,776)            0           0               0               0
    Units transferred                                0        280,922             0           0           1,605             146
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0        839,745             0          30          10,292             176
Beginning units                                      0      3,880,250             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0      4,719,995             0          30          10,292             176
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0        187,307       166,883           0               0               0
    Units redeemed                                   0       (718,054)     (817,594)          0               0               0
    Units transferred                                0      1,475,559     1,525,296           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0        944,812       874,585           0               0               0
Beginning units                                      0      6,877,619     6,980,096           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0      7,822,431     7,854,681           0               0               0
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0              0             0           0               0               0
    Units redeemed                                   0              0             0           0               0               0
    Units transferred                                0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0              0             0           0               0               0
Beginning units                                      0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0              0             0           0               0               0
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       0        254,438             0          30           2,779           1,432
    Units redeemed                                   0        (26,035)            0           0               0               0
    Units transferred                                0        124,098             0           0               5               5
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0        352,501             0          30           2,784           1,437
Beginning units                                      0        462,159             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0        814,660             0          30           2,784           1,437
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0              0             0           0               0               0
    Units redeemed                                   0              0             0           0               0               0
    Units transferred                                0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0              0             0           0               0               0
Beginning units                                      0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0              0             0           0               0               0
                                             =========      =========     =========        ====          ======           =====
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0              0             0           0               0               0
    Units redeemed                                   0              0             0           0               0               0
    Units transferred                                0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Increase (decrease) in units outstanding             0              0             0           0               0               0
Beginning units                                      0              0             0           0               0               0
                                             ---------      ---------     ---------        ----          ------           -----
Ending units                                         0              0             0           0               0               0
                                             =========      =========     =========        ====          ======           =====

                                                                    BB&T
                                                  BB&T            Special            BB&T
                                                Mid Cap         Opportunities     Total Return
                                               Growth VIF        Equity VIF         Bond VIF
                                              Portfolio (9)     Portfolio (9)    Portfolio (9)
                                              -------------     -------------    --------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======
Contracts With Total Expenses of 1.40%:
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                   13,430            18,752           15,702
    Units redeemed                                    0                 0                0
    Units transferred                               782             2,865            1,172
                                                 ------            ------           ------
Increase (decrease) in units outstanding         14,212            21,617           16,874
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                     14,212            21,617           16,874
                                                 ======            ======           ======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                    2,204             2,300            9,895
    Units redeemed                                    0                 0                0
    Units transferred                                 3                 2              (34)
                                                 ------            ------           ------
Increase (decrease) in units outstanding          2,207             2,302            9,861
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                      2,207             2,302            9,861
                                                 ======            ======           ======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0                 0                0
    Units redeemed                                    0                 0                0
    Units transferred                                 0                 0                0
                                                 ------            ------           ------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                                 ------            ------           ------
Ending units                                          0                 0                0
                                                 ======            ======           ======

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(9)   For the period from October 10, 2005 (inception) to December 31, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2005.



                                               Growth        Asset        Cash                 Growth-   High-Income
                                               Income     Allocation   Management    Growth     Income      Bond      International
                                                Fund         Fund         Fund        Fund      Fund        Fund          Fund
                                             (Class 2)     (Class 3)   (Class 3)    (Class 3) (Class 3)   (Class 3)      (Class 3)
                                            -----------  -----------   ---------    --------- --------- ------------  --------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0        0            0           0          0           0             0
    Units redeemed                                    0        0            0           0          0           0             0
    Units transferred                                 0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding              0        0            0           0          0           0             0
Beginning units                                       0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                          0        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.72%:
    Units sold                                1,039,598        0            0           0          0           0             0
    Units redeemed                             (197,984)       0            0           0          0           0             0
    Units transferred                           509,842        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding      1,351,456        0            0           0          0           0             0
Beginning units                               3,287,526        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                  4,638,982        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.77% (1):
    Units sold                                  103,355        0            0           0          0           0             0
    Units redeemed                              (86,923)       0            0           0          0           0             0
    Units transferred                           137,491        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding        153,923        0            0           0          0           0             0
Beginning units                               1,185,041        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                  1,338,964        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.77% (2):
    Units sold                                   29,907        0            0           0          0           0             0
    Units redeemed                              (42,784)       0            0           0          0           0             0
    Units transferred                            51,284        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding         38,407        0            0           0          0           0             0
Beginning units                                 581,187        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                    619,594        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0        0            0           0          0           0             0
    Units redeemed                                    0        0            0           0          0           0             0
    Units transferred                                 0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding              0        0            0           0          0           0             0
Beginning units                                       0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                          0        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.80%:
    Units sold                                        0        0            0           0          0           0             0
    Units redeemed                                    0        0            0           0          0           0             0
    Units transferred                                 0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding              0        0            0           0          0           0             0
Beginning units                                       0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                          0        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.95%:
    Units sold                                        0        0            0           0          0           0             0
    Units redeemed                                    0        0            0           0          0           0             0
    Units transferred                                 0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding              0        0            0           0          0           0             0
Beginning units                                       0        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                          0        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====
Contracts With Total Expenses of 1.97%:
    Units sold                                   86,575        0            0           0          0           0             0
    Units redeemed                              (12,122)       0            0           0          0           0             0
    Units transferred                            27,921        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Increase (decrease) in units outstanding        102,374        0            0           0          0           0             0
Beginning units                                 367,898        0            0           0          0           0             0
                                              ---------     ----         ----        ----       ----        ----          ----
Ending units                                    470,272        0            0           0          0           0             0
                                              =========     ====         ====        ====       ====        ====          ====

                                               U.S.
                                            Government/
                                              AAA-Rated      Growth       Mid Cap          BB&T           BB&T            BB&T
                                            Securities     and Income      Value     Capital Manager    Large Cap     Large Company
                                               Fund        Portfolio     Portfolio      Equity VIF      Value VIF      Growth VIF
                                             (Class 3)     (Class VC)    (Class VC)   Portfolio (9)   Portfolio (9)   Portfolio (9)
                                            ------------   -----------   ----------  ---------------- -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    0                0           0              0             0                0
    Units redeemed                                0                0           0              0             0                0
    Units transferred                             0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0                0           0              0             0                0
Beginning units                                   0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0                0           0              0             0                0
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.72%:
    Units sold                                    0          344,429           0          3,263            30               30
    Units redeemed                                0          (49,413)          0              0             0                0
    Units transferred                             0          172,664           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0          467,680           0          3,263            30               30
Beginning units                                   0          961,474           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0        1,429,154           0          3,263            30               30
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.77% (1):
    Units sold                                    0           60,672           0             30            30               30
    Units redeemed                                0          (40,295)          0              0             0                0
    Units transferred                             0           43,279           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0           63,656           0             30            30               30
Beginning units                                   0          425,711           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0          489,367           0             30            30               30
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.77% (2):
    Units sold                                    0           17,047      14,750              0             0                0
    Units redeemed                                0          (24,173)    (13,385)             0             0                0
    Units transferred                             0           44,578     179,610              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0           37,452     180,975              0             0                0
Beginning units                                   0          365,045     302,778              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0          402,497     483,753              0             0                0
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.77% (3):
    Units sold                                    0                0           0              0             0                0
    Units redeemed                                0                0           0              0             0                0
    Units transferred                             0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0                0           0              0             0                0
Beginning units                                   0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0                0           0              0             0                0
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.80%:
    Units sold                                    0                0           0              0             0                0
    Units redeemed                                0                0           0              0             0                0
    Units transferred                             0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0                0           0              0             0                0
Beginning units                                   0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0                0           0              0             0                0
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.95%:
    Units sold                                    0                0           0              0             0                0
    Units redeemed                                0                0           0              0             0                0
    Units transferred                             0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0                0           0              0             0                0
Beginning units                                   0                0           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0                0           0              0             0                0
                                               ====        =========     =======          =====          ====             ====
Contracts With Total Expenses of 1.97%:
    Units sold                                    0           26,467           0             30            30               30
    Units redeemed                                0           (8,350)          0              0             0                0
    Units transferred                             0           20,459           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Increase (decrease) in units outstanding          0           38,576           0             30            30               30
Beginning units                                   0          111,261           0              0             0                0
                                               ----        ---------     -------          -----          ----             ----
Ending units                                      0          149,837           0             30            30               30
                                               ====        =========     =======          =====          ====             ====

                                                                 BB&T
                                                 BB&T           Special            BB&T
                                                Mid Cap      Opportunities     Total Return
                                              Growth VIF      Equity VIF         Bond VIF
                                             Portfolio (9)    Portfolio (9)    Portfolio (9)
                                             -------------  --------------    -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0               0                  0
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding           0               0                  0
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                       0               0                  0
                                               =====            ====               ====
Contracts With Total Expenses of 1.72%:
    Units sold                                 5,734              30                 30
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding       5,734              30                 30
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                   5,734              30                 30
                                               =====            ====               ====
Contracts With Total Expenses of 1.77% (1):
    Units sold                                    30              30                 30
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding          30              30                 30
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                      30              30                 30
                                               =====            ====               ====
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0               0                  0
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding           0               0                  0
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                       0               0                  0
                                               =====            ====               ====
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0               0                  0
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding           0               0                  0
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                       0               0                  0
                                               =====            ====               ====
Contracts With Total Expenses of 1.80%:
    Units sold                                     0               0                  0
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding           0               0                  0
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                       0               0                  0
                                               =====            ====               ====
Contracts With Total Expenses of 1.95%:
    Units sold                                     0               0                  0
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                               -----            ----               ----
Increase (decrease) in units outstanding           0               0                  0
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                       0               0                  0
                                               =====            ====               ====
Contracts With Total Expenses of 1.97%:
    Units sold                                    30              30                 30
    Units redeemed                                 0               0                  0
    Units transferred                              0               0                  0
                                                ----            ----               ----
Increase (decrease) in units outstanding          30              30                 30
Beginning units                                    0               0                  0
                                               -----            ----               ----
Ending units                                      30              30                 30
                                               =====            ====               ====

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

(9)   For the period from October 10, 2005 (inception) to December 31, 2005.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                           Government
                                               Asset          Capital         and                        Natural       Asset
                                             Allocation    Appreciation   Quality Bond     Growth       Resources    Allocation
                                             Portfolio       Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                             (Class 1)       (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 2)
                                           -------------  -------------  -------------- -----------    ----------   ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0             0              0              0             0             0
    Units redeemed                                    0             0              0              0             0             0
    Units transferred                                 0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0             0
Beginning units                                       0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0             0
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.40%:
    Units sold                                        0             0              0              0             0             0
    Units redeemed                                    0             0              0              0             0             0
    Units transferred                                 0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0             0
Beginning units                                       0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0             0
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0             0              0              0             0       161,017
    Units redeemed                                    0             0              0              0             0       (12,703)
    Units transferred                                 0             0              0              0             0        51,914
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0       200,228
Beginning units                                       0             0              0              0             0       329,270
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0       529,498
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                  106,162       217,125        217,111        108,892        33,439             0
    Units redeemed                           (2,916,536)   (3,039,945)    (3,561,046)    (1,620,131)     (550,495)            0
    Units transferred                           162,874      (713,376)    (2,901,232)       192,434       660,954             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding     (2,647,500)   (3,536,196)    (6,245,167)    (1,318,805)      143,898             0
Beginning units                              19,681,721    26,581,037     27,089,860     13,988,408     3,929,421             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                 17,034,221    23,044,841     20,844,693     12,669,603     4,073,319             0
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0         1,189            128              0             0             0
    Units redeemed                                    0       (38,617)       (71,204)             0             0             0
    Units transferred                                 0           179        (42,965)             0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0       (37,249)      (114,041)             0             0             0
Beginning units                                       0       470,167        534,921              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0       432,918        420,880              0             0             0
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0             0              0              0             0           206
    Units redeemed                                    0             0              0              0             0       (14,335)
    Units transferred                                 0             0              0              0             0         2,630
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0       (11,499)
Beginning units                                       0             0              0              0             0        46,563
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0        35,064
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0             0              0              0             0             0
    Units redeemed                                    0             0              0              0             0             0
    Units transferred                                 0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0             0
Beginning units                                       0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0             0
                                             ==========    ==========     ==========     ==========     =========       =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0             0              0              0             0             0
    Units redeemed                                    0             0              0              0             0             0
    Units transferred                                 0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Increase (decrease) in units outstanding              0             0              0              0             0             0
Beginning units                                       0             0              0              0             0             0
                                             ----------    ----------     ----------     ----------     ---------       -------
Ending units                                          0             0              0              0             0             0
                                             ==========    ==========     ==========     ==========     =========       =======

                                                             Government
                                               Capital          and                         Natural          Asset        Capital
                                            Appreciation    Quality Bond     Growth       Resources       Allocation   Appreciation
                                             Portfolio        Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                             (Class 2)       (Class 2)      (Class 2)      (Class 2)       (Class 3)     (Class 3)
                                            -------------  -------------- ------------   -------------   ------------- ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0              0             0               0              0              0
    Units redeemed                                    0              0             0               0              0              0
    Units transferred                                 0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding              0              0             0               0              0              0
Beginning units                                       0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                          0              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.40%:
    Units sold                                    2,470              0             0               0              0              0
    Units redeemed                               (4,587)             0             0               0              0              0
    Units transferred                            35,122              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding         33,005              0             0               0              0              0
Beginning units                                  40,276              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                     73,281              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  387,850        882,472       415,568         103,847              0        992,226
    Units redeemed                             (116,215)      (391,310)      (96,565)        (21,725)             0        (85,819)
    Units transferred                           113,560       (256,256)      120,190          87,918              0        453,202
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding        385,195        234,906       439,193         170,040              0      1,359,609
Beginning units                               2,120,302      5,740,302     1,722,000         401,282              0      1,159,548
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                  2,505,497      5,975,208     2,161,193         571,322              0      2,519,157
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0              0             0               0              0              0
    Units redeemed                                    0              0             0               0              0              0
    Units transferred                                 0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding              0              0             0               0              0              0
Beginning units                                       0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                          0              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0              0             0               0              0              0
    Units redeemed                                    0              0             0               0              0              0
    Units transferred                                 0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding              0              0             0               0              0              0
Beginning units                                       0              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                          0              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                      894          2,673           950              61         72,791        414,563
    Units redeemed                               (2,681)       (11,648)       (2,976)         (1,076)        (5,637)       (12,301)
    Units transferred                            (3,382)       (15,024)        1,072           1,309         17,793        121,744
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding         (5,169)       (23,999)         (954)            294         84,947        524,006
Beginning units                                  95,319        324,172        55,138          19,443         25,522        121,861
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                     90,150        300,173        54,184          19,737        110,469        645,867
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      529              0             0               0              0              0
    Units redeemed                               (2,608)             0             0               0              0              0
    Units transferred                             3,816              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding          1,737              0             0               0              0              0
Beginning units                                  31,000              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                     32,737              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                    4,741              0             0               0              0              0
    Units redeemed                               (2,498)             0             0               0              0              0
    Units transferred                            15,745              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Increase (decrease) in units outstanding         17,988              0             0               0              0              0
Beginning units                                  34,580              0             0               0              0              0
                                              ---------      ---------     ---------         -------        -------      ---------
Ending units                                     52,568              0             0               0              0              0
                                              =========      =========     =========         =======        =======      =========

                                           Government
                                              and                      Natural     Aggressive   Alliance      Blue Chip     Cash
                                          Quality Bond     Growth     Resources      Growth      Growth        Growth    Management
                                           Portfolio     Portfolio    Portfolio     Portfolio   Portfolio     Portfolio   Portfolio
                                            (Class 3)    (Class 3)    (Class 3)    (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                         ------------- ------------ -----------  ------------ ------------  ------------ ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                     0             0            0             0            0            0           0
    Units redeemed                                 0             0            0             0            0            0           0
    Units transferred                              0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0             0            0            0           0
Beginning units                                    0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                     0             0            0             0            0            0           0
    Units redeemed                                 0             0            0             0            0            0           0
    Units transferred                              0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0             0            0            0           0
Beginning units                                    0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
   1.52% (1):
    Units sold                             2,341,006       765,798      178,495             0            0            0           0
    Units redeemed                          (318,340)      (73,989)      (8,522)            0            0            0           0
    Units transferred                        788,541       320,109       67,895             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding   2,811,207     1,011,918      237,868             0            0            0           0
Beginning units                            3,984,131       890,267      166,766             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                               6,795,338     1,902,185      404,634             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
  1.52% (2):
    Units sold                                     0             0            0        95,550      213,084       60,463     376,149
    Units redeemed                                 0             0            0    (1,271,613)  (3,838,903)    (630,773) (5,847,996)
    Units transferred                              0             0            0      (764,685)  (3,110,139)     139,271   2,324,970
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0    (1,940,748)  (6,735,958)    (431,039) (3,146,877)
Beginning units                                    0             0            0    11,572,538   32,154,816    4,287,072  13,396,619
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0     9,631,790   25,418,858    3,856,033  10,249,742
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
  1.52% (3):
    Units sold                                     0             0            0             0        1,535            0           0
    Units redeemed                                 0             0            0        (2,842)     (20,229)     (12,487)    (18,605)
    Units transferred                              0             0            0          (206)       2,601       (1,140)     (1,012)
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0        (3,048)     (16,093)     (13,627)    (19,617)
Beginning units                                    0             0            0        43,121      182,614      119,325      68,361
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0        40,073      166,521      105,698      48,744
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
  1.52% (4):
    Units sold                               852,381       246,572       63,874             0            0            0           0
    Units redeemed                           (50,134)       (8,812)        (643)            0            0            0           0
    Units transferred                        259,960        57,650       27,121             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding   1,062,207       295,410       90,352             0            0            0           0
Beginning units                              609,421        89,400        9,577             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                               1,671,628       384,810       99,929             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
  1.55% (5):
    Units sold                                     0             0            0             0            0            0           0
    Units redeemed                                 0             0            0             0            0            0           0
    Units transferred                              0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0             0            0            0           0
Beginning units                                    0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========
Contracts With Total Expenses of
  1.55% (6):
    Units sold                                     0             0            0             0            0            0           0
    Units redeemed                                 0             0            0             0            0            0           0
    Units transferred                              0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Increase (decrease) in units outstanding           0             0            0             0            0            0           0
Beginning units                                    0             0            0             0            0            0           0
                                           ---------     ---------      -------    ----------   ----------    ---------  ----------
Ending units                                       0             0            0             0            0            0           0
                                           =========     =========      =======    ==========   ==========    =========  ==========

-----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 2004.

                                                                        Government
                                               Asset       Capital         and                   Natural     Asset        Capital
                                             Allocation Appreciation   Quality Bond   Growth    Resources  Allocation  Appreciation
                                             Portfolio    Portfolio     Portfolio    Portfolio  Portfolio  Portfolio     Portfolio
                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)  (Class 1)  (Class 2)    (Class 2)
                                             ---------- ------------   ------------  ---------  ---------  ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0           0              0           0           0          0            0
    Units redeemed                                  0           0              0           0           0          0         (488)
    Units transferred                               0           0              0           0           0          0        4,995
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0          0        4,507
Beginning units                                     0           0              0           0           0          0       16,227
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0          0       20,734
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.72%:
    Units sold                                      0           0              0           0           0      1,740        2,685
    Units redeemed                                  0           0              0           0           0     (4,875)      (5,432)
    Units transferred                               0           0              0           0           0     13,445        2,429
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0     10,310         (318)
Beginning units                                     0           0              0           0           0     82,132      171,809
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0     92,442      171,491
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                      0           0              0           0           0      3,241       20,603
    Units redeemed                                  0           0              0           0           0     (1,393)     (40,225)
    Units transferred                               0           0              0           0           0      4,098        5,596
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0      5,946     (14,026)
Beginning units                                     0           0              0           0           0    114,393      406,094
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0    120,339      392,068
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      2       6,357          5,841       1,985      (3,373)         0            0
    Units redeemed                             (4,106)    (27,359)       (40,688)    (11,626)    (16,894)         0            0
    Units transferred                          (3,877)      3,976        (70,549)     13,566     (31,483)         0            0
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding       (7,981)    (17,026)      (105,396)      3,925     (51,750)         0            0
Beginning units                                96,377     393,375        528,784     204,580     118,289          0            0
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                   88,396     376,349        423,388     208,505      66,539          0            0
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0         184              0           0           0          0            0
    Units redeemed                                  0      (7,599)       (29,723)          0           0          0            0
    Units transferred                               0        (492)       (14,975)          0           0          0            0
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0      (7,907)       (44,698)          0           0          0            0
Beginning units                                     0     181,227        244,751           0           0          0            0
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0     173,320        200,053           0           0          0            0
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.80%:
    Units sold                                      0           0              0           0           0          0            0
    Units redeemed                                  0           0              0           0           0          0       (2,466)
    Units transferred                               0           0              0           0           0          0       11,875
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0          0        9,409
Beginning units                                     0           0              0           0           0          0       19,710
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0          0       29,119
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.95%:
    Units sold                                      0           0              0           0           0          0           73
    Units redeemed                                  0           0              0           0           0          0       (3,297)
    Units transferred                               0           0              0           0           0          0        1,067
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0          0       (2,157)
Beginning units                                     0           0              0           0           0          0        9,532
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0          0        7,375
                                               ======     =======       ========     =======     =======    =======     ========
Contracts With Total Expenses of 1.97%:
    Units sold                                      0           0              0           0           0        477          463
    Units redeemed                                  0           0              0           0           0     (2,573)      (1,557)
    Units transferred                               0           0              0           0           0      4,319          (76)
                                               ------     -------       --------     -------     -------    -------     --------
Increase (decrease) in units outstanding            0           0              0           0           0      2,223       (1,170)
Beginning units                                     0           0              0           0           0     49,872       49,851
                                               ------     -------       --------     -------     -------    -------     --------
Ending units                                        0           0              0           0           0     52,095       48,681
                                               ======     =======       ========     =======     =======    =======     ========

                                               Government                                                               Government
                                                  and                        Natural       Asset           Capital         and
                                              Quality Bond     Growth       Resources    Allocation      Appreciation  Quality Bond
                                               Portfolio      Portfolio    Portfolio     Portfolio        Portfolio      Portfolio
                                               (Class 2)      (Class 2)     (Class 2)     (Class 3)       (Class 3)      (Class 3)
                                              -----------   -----------   ------------  ------------    -------------- -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0             0             0               0                0              0
    Units redeemed                                    0             0             0               0                0              0
    Units transferred                                 0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------      ---------
Increase (decrease) in units outstanding              0             0             0               0                0              0
Beginning units                                       0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------      ---------
Ending units                                          0             0             0               0                0              0
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.72%:
    Units sold                                    5,733         1,872         1,860         215,514          653,793      1,529,709
    Units redeemed                              (26,316)       (6,408)       (1,880)        (15,178)         (20,761)      (131,612)
    Units transferred                           (17,633)          579        (6,137)         95,297          213,718        271,836
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding        (38,216)       (3,957)       (6,157)        295,633          846,750      1,669,933
Beginning units                                 371,227        80,754        34,514         109,338          282,999      1,545,706
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                    333,011        76,797        28,357         404,971        1,129,749      3,215,639
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                   54,184        25,215         2,600               0          109,252        255,315
    Units redeemed                             (117,061)      (19,423)       (5,029)              0          (10,447)       (46,221)
    Units transferred                          (141,105)        2,916        53,715               0           41,281         28,746
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding       (203,982)        8,708        51,286               0          140,086        237,840
Beginning units                               1,146,980       335,658       104,640               0          137,361        497,760
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                    942,998       344,366       155,926               0          277,447        735,600
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0             0             0               0                0              0
    Units redeemed                                    0             0             0               0                0              0
    Units transferred                                 0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding              0             0             0               0                0              0
Beginning units                                       0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                          0             0             0               0                0              0
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0             0             0               0                0              0
    Units redeemed                                    0             0             0               0                0              0
    Units transferred                                 0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding              0             0             0               0                0              0
Beginning units                                       0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                          0             0             0               0                0              0
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.80%:
    Units sold                                        0             0             0               0                0              0
    Units redeemed                                    0             0             0               0                0              0
    Units transferred                                 0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding              0             0             0               0                0              0
Beginning units                                       0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                          0             0             0               0                0              0
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.95%:
    Units sold                                        0             0             0               0                0              0
    Units redeemed                                    0             0             0               0                0              0
    Units transferred                                 0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding              0             0             0               0                0              0
Beginning units                                       0             0             0               0                0              0
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                          0             0             0               0                0              0
                                              =========       =======       =======         =======        =========     ==========
Contracts With Total Expenses of 1.97%:
    Units sold                                    4,280           264             0          14,949           70,596        138,110
    Units redeemed                               (4,622)         (226)         (140)           (533)          (1,775)       (13,991)
    Units transferred                              (434)        4,071           664           3,538           19,146         65,798
                                              ---------       -------       -------         -------        ---------     ----------
Increase (decrease) in units outstanding           (776)        4,109           524          17,954           87,967        189,917
Beginning units                                 121,397        17,080         5,838           6,017           39,268        132,102
                                              ---------       -------       -------         -------        ---------     ----------
Ending units                                    120,621        21,189         6,362          23,971          127,235        322,019
                                              =========       =======       =======         =======        =========     ==========


                                                              Natural      Aggressive      Alliance        Blue Chip        Cash
                                                Growth       Resources      Growth          Growth          Growth       Management
                                              Portfolio     Portfolio     Portfolio        Portfolio       Portfolio      Portfolio
                                              (Class 3)      (Class 3)     (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                              ----------    ----------    ------------    -----------    ------------   -----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0              0             0               0             0              0
    Units redeemed                                    0              0             0               0             0              0
    Units transferred                                 0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding              0              0             0               0             0              0
Beginning units                                       0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                          0              0             0               0             0              0
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.72%:
    Units sold                                  495,099        113,712             0               0             0              0
    Units redeemed                              (16,763)       (12,981)            0               0             0              0
    Units transferred                           157,948         19,428             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding        636,284        120,159             0               0             0              0
Beginning units                                 230,864         60,147             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                    867,148        180,306             0               0             0              0
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                   78,010         23,277             0               0             0              0
    Units redeemed                               (9,499)        (2,380)            0               0             0              0
    Units transferred                            37,219         29,344             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding        105,730         50,241             0               0             0              0
Beginning units                                 104,691         33,063             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                    210,421         83,304             0               0             0              0
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0              0           232           1,336           629          8,848
    Units redeemed                                    0              0        (7,007)        (20,882)      (10,037)       (69,914)
    Units transferred                                 0              0       (30,231)        (25,430)      (11,572)        45,633
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding              0              0       (37,006)        (44,976)      (20,980)       (15,433)
Beginning units                                       0              0       145,856         336,505       184,797        199,902
                                                -------        -------      --------         -------       -------        -------
Ending units                                          0              0       108,850         291,529       163,817        184,469
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0              0             0             228             0              0
    Units redeemed                                    0              0          (816)         (8,126)       (3,901)        (9,320)
    Units transferred                                 0              0        (1,397)          4,386            87         31,387
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding              0              0        (2,213)         (3,512)       (3,814)        22,067
Beginning units                                       0              0        19,472         104,650        25,262         41,168
                                                -------        -------      --------         -------       -------        -------
Ending units                                          0              0        17,259         101,138        21,448         63,235
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0              0             0               0             0              0
    Units redeemed                                    0              0             0               0             0              0
    Units transferred                                 0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding              0              0             0               0             0              0
Beginning units                                       0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                          0              0             0               0             0              0
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0              0             0               0             0              0
    Units redeemed                                    0              0             0               0             0              0
    Units transferred                                 0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding              0              0             0               0             0              0
Beginning units                                       0              0             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                          0              0             0               0             0              0
                                                =======        =======      ========         =======       =======        =======
Contracts With Total Expenses of 1.97%:
    Units sold                                   40,156          8,190             0               0             0              0
    Units redeemed                               (1,688)          (219)            0               0             0              0
    Units transferred                            13,446          2,907             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Increase (decrease) in units outstanding         51,914         10,878             0               0             0              0
Beginning units                                  31,095            548             0               0             0              0
                                                -------        -------      --------         -------       -------        -------
Ending units                                     83,009         11,426             0               0             0              0
                                                =======        =======      ========         =======       =======        =======

--------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                Davis                             Federated
                                                  Corporate    Venture    "Dogs" of    Emerging    American     Global      Global
                                                     Bond       Value    Wall Street    Markets    Leaders       Bond      Equities
                                                  Portfolio   Portfolio   Portfolio    Portfolio  Portfolio   Portfolio   Portfolio
                                                  (Class 1)   (Class 1)   (Class 1)    (Class 1)  (Class 1)   (Class 1)   (Class 1)
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                      150,668     358,694       42,185      44,287      82,207     36,731      99,132
    Units redeemed                               (1,783,674) (7,398,549)    (834,147) (1,151,645) (1,296,493)  (843,071) (1,571,906)
    Units transferred                              (439,774)   (551,877)    (334,470)      7,700    (405,541)   (88,052) (1,119,746)
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding         (2,072,780) (7,591,732)  (1,126,432) (1,099,658) (1,619,827)  (894,392) (2,592,520)
Beginning units                                  13,089,986  59,138,008    7,937,647   8,945,030  10,429,497  5,576,092  13,248,872
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                     11,017,206  51,546,276    6,811,215   7,845,372   8,809,670  4,681,700  10,656,352
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0       1,576            0          15           0         66           0
    Units redeemed                                        0     (47,451)           0      (1,164)          0     (2,730)       (150)
    Units transferred                                     0      10,220            0      (2,475)          0     (1,546)         96
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0     (35,655)           0      (3,624)          0     (4,210)        (54)
Beginning units                                           0     465,627            0      24,154           0     39,511      15,877
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0     429,972            0      20,530           0     35,301      15,823
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0           0            0           0           0          0           0
    Units redeemed                                        0           0            0           0           0          0           0
    Units transferred                                     0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding                  0           0            0           0           0          0           0
Beginning units                                           0           0            0           0           0          0           0
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Ending units                                              0           0            0           0           0          0           0
                                                 ==========  ==========  ===========  ==========  ==========  =========  ==========

                                                   Goldman                                          International  International
                                                    Sachs      Growth-      Growth      High-Yield    Diversified     Growth
                                                  Research     Income    Opportunities    Bond         Equities       & Income
                                                 Portfolio    Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                                 ----------  ----------  -------------  ----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.40%:
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.52% (1):
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       28,014     184,991         45,336      90,276         91,609         88,417
    Units redeemed                                 (316,529) (3,563,200)      (773,464) (2,316,354)    (2,544,185)    (1,851,688)
    Units transferred                              (426,740) (2,000,002)    (1,611,063) (1,711,987)      (244,482)       882,982
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding           (715,255) (5,378,211)    (2,339,191) (3,938,065)    (2,697,058)      (880,289)
Beginning units                                   3,284,482  29,679,224      6,015,174  17,314,539     16,757,199     16,759,038
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                      2,569,227  24,301,013      3,675,983  13,376,474     14,060,141     15,878,749
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0         306              0           0              0              0
    Units redeemed                                        0     (15,243)             0           0              0         (4,345)
    Units transferred                                     0        (786)             0           0              0          7,846
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0     (15,723)             0           0              0          3,501
Beginning units                                           0     324,974              0           0              0         61,376
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0     309,251              0           0              0         64,877
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.52% (4):
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0           0              0           0              0              0
    Units redeemed                                        0           0              0           0              0              0
    Units transferred                                     0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding                  0           0              0           0              0              0
Beginning units                                           0           0              0           0              0              0
                                                 ----------  ----------  -------------  ----------  -------------  -------------
Ending units                                              0           0              0           0              0              0
                                                 ==========  ==========  =============  ==========  =============  =============

                                                                 MFS
                                                             Massachusetts     MFS                      Putnam
                                                   Marsico    Investors       Mid-Cap        MFS         Growth:      Real
                                                    Growth       Trust        Growth    Total Return    Voyager     Estate
                                                  Portfolio    Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                                  (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                 ----------  -------------  ----------  ------------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       47,120         69,182     125,458       254,668      113,006      54,359
    Units redeemed                                 (660,467)    (1,330,544) (1,790,184)   (2,753,894)  (1,511,453)   (975,598)
    Units transferred                            (1,084,104)      (672,294)   (817,169)      559,645   (1,285,220)    442,238
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding         (1,697,451)    (1,933,656) (2,481,895)   (1,939,581)  (2,683,667)   (479,001)
Beginning units                                   7,350,664     11,430,416  16,274,040    22,760,131   13,917,754   7,509,634
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                      5,653,213      9,496,760  13,792,145    20,820,550   11,234,087   7,030,633
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0              0         509           414          175           0
    Units redeemed                                        0         (3,468)     (9,996)      (35,468)      (2,108)          0
    Units transferred                                     0            901       3,578         2,068           84           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0         (2,567)     (5,909)      (32,986)      (1,849)          0
Beginning units                                           0         50,868     211,866       332,151       55,017           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0         48,301     205,957       299,165       53,168           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0              0           0             0            0           0
    Units redeemed                                        0              0           0             0            0           0
    Units transferred                                     0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Increase (decrease) in units outstanding                  0              0           0             0            0           0
Beginning units                                           0              0           0             0            0           0
                                                 ----------  -------------  ----------  ------------   ----------  ----------
Ending units                                              0              0           0             0            0           0
                                                 ==========  =============  ==========  ============   ==========  ==========

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                             Davis                            Federated
                                              Corporate     Venture    "Dogs" of    Emerging   American   Global     Global
                                                 Bond        Value    Wall Street   Markets    Leaders     Bond     Equities
                                               Portfolio    Portfolio  Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                                               (Class 1)   (Class 1)   (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 1)
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.72%:
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     11,250      6,973          360      2,431        605      1,444        167
    Units redeemed                                (20,867)   (58,146)      (2,486)   (63,921)    (7,286)    (8,248)    (6,345)
    Units transferred                              30,050    (13,863)     (89,567)    31,008     (2,040)     5,219    (11,969)
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding           20,433    (65,036)     (91,693)   (30,482)    (8,721)    (1,585)   (18,147)
Beginning units                                   318,157    851,758      209,921    134,595    152,325    113,246     85,227
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                      338,590    786,722      118,228    104,113    143,604    111,661     67,080
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                          0        168            0          0          0          0          0
    Units redeemed                                      0    (12,979)           0       (425)         0     (1,996)      (515)
    Units transferred                                   0      9,807            0       (908)         0      4,533        (17)
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0     (3,004)           0     (1,333)         0      2,537       (532)
Beginning units                                         0    201,599            0      7,765          0     41,126     58,706
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0    198,595            0      6,432          0     43,663     58,174
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.80%:
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.95%:
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========
Contracts With Total Expenses of 1.97%:
    Units sold                                          0          0            0          0          0          0          0
    Units redeemed                                      0          0            0          0          0          0          0
    Units transferred                                   0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0          0            0          0          0          0          0
Beginning units                                         0          0            0          0          0          0          0
                                             ------------  ---------  -----------  ---------  ---------  ---------  ---------
Ending units                                            0          0            0          0          0          0          0
                                             ============  =========  ===========  =========  =========  =========  =========

                                            Goldman                                         International
                                             Sachs      Growth-      Growth     High-Yield   Diversified  International     Marsico
                                            Research    Income    Opportunities   Bond        Equities    Growth & Income   Growth
                                            Portfolio  Portfolio    Portfolio   Portfolio     Portfolio      Portfolio     Portfolio
                                            (Class 1)  (Class 1)    (Class 1)   (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                            ---------  ---------  ------------  ----------  -----------  ---------------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.72%:
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      0        697         1,416       1,802          363           137        1,426
    Units redeemed                             (5,755)   (13,690)      (11,195)    (12,155)     (32,703)      (41,711)     (33,464)
    Units transferred                         (21,786)   (24,995)      (38,235)    (32,477)      24,652        13,600      179,141
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding      (27,541)   (37,988)      (48,014)    (42,830)      (7,688)      (27,974)     147,103
Beginning units                               180,504    310,363       173,217     222,143      167,377       303,267      478,074
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                  152,963    272,375       125,203     179,313      159,689       275,293      625,177
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0     (3,663)            0           0            0          (149)           0
    Units transferred                               0      7,817             0           0            0        (5,224)           0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0      4,154             0           0            0        (5,373)           0
Beginning units                                     0     79,823             0           0            0        17,094            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0     83,977             0           0            0        11,721            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.80%:
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.95%:
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========
Contracts With Total Expenses of 1.97%:
    Units sold                                      0          0             0           0            0             0            0
    Units redeemed                                  0          0             0           0            0             0            0
    Units transferred                               0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ----------  -----------  ------------     --------
Increase (decrease) in units outstanding            0          0             0           0            0             0            0
Beginning units                                     0          0             0           0            0             0            0
                                            ---------  ---------  ------------  ---------   -----------  ------------     --------
Ending units                                        0          0             0           0            0             0            0
                                            =========  =========  ============  ==========  ===========  ============     ========

                                                 MFS
                                             Massachusetts      MFS                     Putnam
                                              Investors       Mid-Cap        MFS        Growth         Real
                                               Trust          Growth    Total Return    Voyager       Estate
                                              Portfolio      Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 1)      (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                             ------------    ---------  -----------    ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.72%:
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========     ========    =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     (3,849)       5,791          885        2,675          627
    Units redeemed                                (26,965)     (25,175)     (47,091)      (3,845)      (7,103)
    Units transferred                             (26,121)     (50,668)      16,651       (9,042)      11,836
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding          (56,935)     (70,052)     (29,555)     (10,212)       5,360
Beginning units                                   236,783      649,002      848,211      120,024       85,154
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                      179,848      578,950      818,656      109,812       90,514
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                          0            0            0            0            0
    Units redeemed                                 (1,269)      (5,046)      (6,021)      (1,308)           0
    Units transferred                              (3,842)       8,141       13,823       (5,745)           0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding           (5,111)       3,095        7,802       (7,053)           0
Beginning units                                    14,253       72,232       78,829       48,551            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                        9,142       75,327       86,631       41,498            0
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.80%:
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.95%:
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========    =========    =========
Contracts With Total Expenses of 1.97%:
    Units sold                                          0            0            0            0            0
    Units redeemed                                      0            0            0            0            0
    Units transferred                                   0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0            0            0            0            0
Beginning units                                         0            0            0            0            0
                                             ------------    ---------  -----------    ---------    ---------
Ending units                                            0            0            0            0            0
                                             ============    =========  ===========    =========    =========

-----------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2004.


                                            SunAmerica                 Telecom    Worldwide    Aggressive   Alliance     Blue Chip
                                             Balanced    Technology    Utility   High Income     Growth      Growth       Growth
                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0            0           0            0            0           0            0
    Units redeemed                                   0            0           0            0            0           0            0
    Units transferred                                0            0           0            0            0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0            0           0            0
Beginning units                                      0            0           0            0            0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0            0           0            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0            0           0            0            0         334            0
    Units redeemed                                   0            0           0            0            0        (879)           0
    Units transferred                                0            0           0            0            0       1,937            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0            0       1,392            0
Beginning units                                      0            0           0            0            0      12,587            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0            0      13,979            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                       0            0           0            0       56,784     282,107      161,580
    Units redeemed                                   0            0           0            0      (32,581)    (84,452)     (99,505)
    Units transferred                                0            0           0            0      (63,109)     15,567      (42,322)
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0      (38,906)    213,222       19,753
Beginning units                                      0            0           0            0      731,827   1,637,738    1,528,664
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0      692,921   1,850,960    1,548,417
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                  91,588      193,750      21,823       19,810            0           0            0
    Units redeemed                          (1,555,175)  (1,791,740)   (454,656)    (665,845)           0           0            0
    Units transferred                         (993,798)  (4,461,075)     21,755      (85,895)           0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding    (2,457,385)  (6,059,065)   (411,078)    (731,930)           0           0            0
Beginning units                             14,383,520   16,449,126   3,889,112    4,387,261            0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                11,926,135   10,390,061   3,478,034    3,655,331            0           0            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      52            0           0            0            0           0            0
    Units redeemed                              (5,932)           0           0            0            0           0            0
    Units transferred                           (1,157)           0           0            0            0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding        (7,037)           0           0            0            0           0            0
Beginning units                                 83,916            0           0            0            0           0            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                    76,879            0           0            0            0           0            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       0            0           0            0           15         103          774
    Units redeemed                                   0            0           0            0       (1,131)     (1,711)      (2,155)
    Units transferred                                0            0           0            0        4,043      (4,481)       1,375
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0        2,927      (6,089)          (6)
Beginning units                                      0            0           0            0       18,611      46,634       75,885
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0       21,538      40,545       75,879
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0            0           0            0            0           0            0
    Units redeemed                                   0            0           0            0            0        (501)           0
    Units transferred                                0            0           0            0            0        (150)           0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0            0        (651)           0
Beginning units                                      0            0           0            0            0      11,783            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0            0      11,132            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0            0           0            0            0       1,060            0
    Units redeemed                                   0            0           0            0            0        (931)           0
    Units transferred                                0            0           0            0            0       3,490            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Increase (decrease) in units outstanding             0            0           0            0            0       3,619            0
Beginning units                                      0            0           0            0            0      12,084            0
                                            ----------   ----------   ---------  -----------   ----------   ---------    ---------
Ending units                                         0            0           0            0            0      15,703            0
                                            ==========   ==========   =========  ===========   ==========   =========    =========

                                                                          Davis                              Federated
                                                Cash       Corporate     Venture    "Dogs" of    Emerging    American      Foreign
                                             Management      Bond         Value    Wall Street     Markets    Leaders       Value
                                              Portfolio    Portfolio    Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 2)    (Class 2)    (Class 2)   (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0            0            0            0           0           0            0
    Units redeemed                                    0            0            0            0           0           0            0
    Units transferred                                 0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0            0            0           0           0            0
Beginning units                                       0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0            0            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0            0        2,188            0           0           0            0
    Units redeemed                                    0            0       (3,156)           0           0           0            0
    Units transferred                                 0            0        2,349            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0        1,381            0           0           0            0
Beginning units                                       0            0       35,223            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0       36,604            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  820,044      347,460      748,847      184,453      97,239      77,070    1,124,530
    Units redeemed                             (496,157)    (136,613)    (246,528)     (48,337)    (35,744)    (36,568)    (101,625)
    Units transferred                          (165,814)     136,904      351,778       38,429     281,413      29,108      572,725
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding        158,073      347,751      854,097      174,545     342,908      69,610    1,595,630
Beginning units                               2,637,821    2,117,339    4,093,742    1,194,069     573,616     749,166    1,906,290
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                  2,795,894    2,465,090    4,947,839    1,368,614     916,524     818,776    3,501,920
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0            0            0            0           0           0            0
    Units redeemed                                    0            0            0            0           0           0            0
    Units transferred                                 0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0            0            0           0           0            0
Beginning units                                       0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0            0            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0            0            0            0           0           0            0
    Units redeemed                                    0            0            0            0           0           0            0
    Units transferred                                 0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0            0            0           0           0            0
Beginning units                                       0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0            0            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                   23,922          338        1,910          427         199         569           61
    Units redeemed                              (35,555)     (11,050)      (6,011)        (380)       (473)     (1,277)      (5,206)
    Units transferred                           (27,273)      12,402        3,945       (5,359)     (1,596)      2,202        9,233
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding        (38,906)       1,690         (156)      (5,312)     (1,870)      1,494        4,088
Beginning units                                 231,783      114,921      125,520       29,415      25,229      47,623       47,040
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                    192,877      116,611      125,364       24,103      23,359      49,117       51,128
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0            0          203            0           0           0            0
    Units redeemed                                    0            0          (76)           0           0           0            0
    Units transferred                                 0            0        2,455            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0        2,582            0           0           0            0
Beginning units                                       0            0        7,953            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0       10,535            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0            0            0            0           0           0            0
    Units redeemed                                    0            0            0            0           0           0            0
    Units transferred                                 0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Increase (decrease) in units outstanding              0            0            0            0           0           0            0
Beginning units                                       0            0            0            0           0           0            0
                                             ----------    ---------    ---------  -----------   ---------   ---------    ---------
Ending units                                          0            0            0            0           0           0            0
                                             ==========    =========    =========  ===========   =========   =========    =========

                                                                             Goldman
                                                   Global        Global       Sachs       Growth-       Growth
                                                    Bond        Equities     Research     Income     Opportunities
                                                  Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                  (Class 2)    (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                                  ---------    ---------    ---------    ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0            0            0            0            0
    Units redeemed                                        0            0            0            0            0
    Units transferred                                     0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0            0            0            0            0
Beginning units                                           0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0            0            0            0            0
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.40%:
    Units sold                                            0        3,642            0            0            0
    Units redeemed                                        0         (372)           0            0            0
    Units transferred                                     0        5,789            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0        9,059            0            0            0
Beginning units                                           0       12,854            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0       21,913            0            0            0
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                      121,902       24,139       27,164       57,133      115,351
    Units redeemed                                  (42,513)     (25,440)     (22,887)     (65,898)     (34,046)
    Units transferred                               (24,131)     (94,369)      (5,038)    (108,672)    (157,010)
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding             55,258      (95,670)        (761)    (117,437)     (75,705)
Beginning units                                     553,965      536,533      647,719    1,122,738    1,061,933
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                        609,223      440,863      646,958    1,005,301      986,228
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                            0            0            0            0            0
    Units redeemed                                        0            0            0            0            0
    Units transferred                                     0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0            0            0            0            0
Beginning units                                           0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0            0            0            0            0
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0            0            0            0            0
    Units redeemed                                        0            0            0            0            0
    Units transferred                                     0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0            0            0            0            0
Beginning units                                           0            0            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0            0            0            0            0
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                          951          163            0          729          529
    Units redeemed                                     (798)        (860)      (1,476)      (2,567)        (261)
    Units transferred                                 5,737       (2,679)        (125)      (1,349)     (16,387)
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding              5,890       (3,376)      (1,601)      (3,187)     (16,119)
Beginning units                                      33,363       32,591       34,027       50,386       39,571
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                         39,253       29,215       32,426       47,199       23,452
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0        1,288            0            0            0
    Units redeemed                                        0          (16)           0            0            0
    Units transferred                                     0          919            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0        2,191            0            0            0
Beginning units                                           0        1,028            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0        3,219            0            0            0
                                                  =========    =========    =========    =========    =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0            0            0            0            0
    Units redeemed                                        0         (140)           0            0            0
    Units transferred                                     0        4,957            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding                  0        4,817            0            0            0
Beginning units                                           0        4,811            0            0            0
                                                  ---------    ---------    ---------    ---------    ---------
Ending units                                              0        9,628            0            0            0
                                                  =========    =========    =========    =========    =========

-----------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                             SunAmerica               Telecom    Worldwide   Aggressive  Alliance   Blue Chip
                                              Balanced   Technology   Utility   High Income    Growth     Growth     Growth
                                             Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 1)    (Class 1)  (Class 1)   (Class 1)   (Class 2)   (Class 2)  (Class 2)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0           0          0            0           0          0          0
    Units redeemed                                    0           0          0            0           0          0          0
    Units transferred                                 0           0          0            0           0        337          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0        337          0
Beginning units                                       0           0          0            0           0      3,449          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0      3,786          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.72%:
    Units sold                                        0           0          0            0       1,235        470      1,013
    Units redeemed                                    0           0          0            0      (1,002)    (1,610)    (5,178)
    Units transferred                                 0           0          0            0      11,923     (2,865)     6,198
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0      12,156     (4,005)     2,033
Beginning units                                       0           0          0            0      39,914     82,637     87,678
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0      52,070     78,632     89,711
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                        0           0          0            0       3,713     16,884     10,513
    Units redeemed                                    0           0          0            0      (6,189)   (22,959)   (14,154)
    Units transferred                                 0           0          0            0     (11,453)    11,143        981
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0     (13,929)     5,068     (2,660)
Beginning units                                       0           0          0            0     131,697    338,862    335,745
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0     117,768    343,930    333,085
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                    1,924         996          0            0           0          0          0
    Units redeemed                              (29,228)    (35,610)    (3,369)      (2,931)          0          0          0
    Units transferred                           (25,511)    (64,278)     2,900         (288)          0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding        (52,815)    (98,892)      (469)      (3,219)          0          0          0
Beginning units                                 167,155     542,405     55,462       31,142           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                    114,340     443,513     54,993       27,923           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0           0          0            0           0          0          0
    Units redeemed                               (4,087)          0          0            0           0          0          0
    Units transferred                               777           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding         (3,310)          0          0            0           0          0          0
Beginning units                                  33,477           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                     30,167           0          0            0           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.80%:
    Units sold                                        0           0          0            0           0        162          0
    Units redeemed                                    0           0          0            0           0     (3,210)         0
    Units transferred                                 0           0          0            0           0      7,201          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0      4,153          0
Beginning units                                       0           0          0            0           0     11,951          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     16,104          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.95%:
    Units sold                                        0           0          0            0           0          0          0
    Units redeemed                                    0           0          0            0           0       (334)         0
    Units transferred                                 0           0          0            0           0        127          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0       (207)         0
Beginning units                                       0           0          0            0           0      3,284          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0      3,077          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.97%:
    Units sold                                        0           0          0            0           0        278          0
    Units redeemed                                    0           0          0            0          (1)      (105)        (3)
    Units transferred                                 0           0          0            0      (1,421)        18       (427)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0      (1,422)       191       (430)
Beginning units                                       0           0          0            0       3,358     16,914     11,552
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0       1,936     17,105     11,122
                                             ==========  ==========  =========  ===========  ==========  =========  =========

                                                                                                           Federated
                                                Cash     Corporate      Davis       "Dogs" of   Emerging   American    Foreign
                                             Management    Bond     Venture Value  Wall Street   Markets    Leaders     Value
                                             Portfolio   Portfolio    Portfolio     Portfolio   Portfolio  Portfolio  Portfolio
                                             (Class 2)   (Class 2)    (Class 2)     (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0          0              0            0          0          0          0
    Units redeemed                                    0          0              0            0          0          0          0
    Units transferred                                 0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0              0            0          0          0          0
Beginning units                                       0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                          0          0              0            0          0          0          0
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.72%:
    Units sold                                    1,551      3,054          5,726        4,909      2,140      1,749      1,474
    Units redeemed                              (42,197)    (7,162)        (9,295)      (1,016)    (2,141)    (2,633)    (3,567)
    Units transferred                            61,405    (23,510)         3,368        3,025     (1,858)    (6,067)    12,312
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding         20,759    (27,618)          (201)       6,918     (1,859)    (6,951)    10,219
Beginning units                                 224,746    166,697        233,793       51,762     33,870     60,118     41,232
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                    245,505    139,079        233,592       58,680     32,011     53,167     51,451
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                  131,572     20,036         39,349        8,511      3,577      6,178     72,458
    Units redeemed                             (153,879)   (46,392)       (53,759)     (10,367)   (39,705)   (23,619)    (6,710)
    Units transferred                           (14,129)    (5,299)        29,979      (12,281)    85,449     17,058     80,299
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        (36,436)   (31,655)        15,569      (14,137)    49,321       (383)   146,047
Beginning units                                 559,161    448,937        852,752      340,641    158,205    251,039    202,933
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                    522,725    417,282        868,321      326,504    207,526    250,656    348,980
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0          0              0            0          0          0          0
    Units redeemed                                    0          0              0            0          0          0          0
    Units transferred                                 0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0              0            0          0          0          0
Beginning units                                       0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                          0          0              0            0          0          0          0
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0          0              0            0          0          0          0
    Units redeemed                                    0          0              0            0          0          0          0
    Units transferred                                 0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0              0            0          0          0          0
Beginning units                                       0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                          0          0              0            0          0          0          0
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.80%:
    Units sold                                        0          0            267            0          0          0          0
    Units redeemed                                    0          0         (1,361)           0          0          0          0
    Units transferred                                 0          0            288            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0           (806)           0          0          0          0
Beginning units                                       0          0         10,169            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                          0          0          9,363            0          0          0          0
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.95%:
    Units sold                                        0          0              0            0          0          0          0
    Units redeemed                                    0          0              0            0          0          0          0
    Units transferred                                 0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0              0            0          0          0          0
Beginning units                                       0          0              0            0          0          0          0
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                          0          0              0            0          0          0          0
                                             ==========  =========  =============  ===========  =========  =========  =========
Contracts With Total Expenses of 1.97%:
    Units sold                                    1,502          0            667            0      5,053        311        119
    Units redeemed                               (7,030)      (158)        (1,956)        (545)       (39)      (579)        (2)
    Units transferred                            (6,437)    (1,193)         5,312          629       (806)    (2,089)     4,643
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        (11,965)    (1,351)         4,023           84      4,208     (2,357)     4,760
Beginning units                                  42,697     41,821         43,993       21,541     18,312     15,510        664
                                             ----------  ---------  -------------  -----------  ---------  ---------  ---------
Ending units                                     30,732     40,470         48,016       21,625     22,520     13,153      5,424
                                             ==========  =========  =============  ===========  =========  =========  =========

                                               Global     Global   Goldman Sachs   Growth-      Growth
                                                Bond     Equities    Research      Income    Opportunities
                                             Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 2)  (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ---------  ---------  -------------  ---------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0         71              0          0              0
    Units redeemed                                   0         (1)             0          0              0
    Units transferred                                0        416              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding             0        486              0          0              0
Beginning units                                      0          6              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                         0        492              0          0              0
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.72%:
    Units sold                                   2,516      2,009          3,841      7,263             11
    Units redeemed                              (3,183)    (1,274)        (1,845)    (4,590)          (537)
    Units transferred                            5,943     (7,872)          (873)    (2,063)       (36,797)
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding         5,276     (7,137)         1,123        610        (37,323)
Beginning units                                 51,225     42,620         50,998    126,250         75,659
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                    56,501     35,483         52,121    126,860         38,336
                                             =========  =========  =============  =========      =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                   9,788      1,988          6,551      1,576          5,116
    Units redeemed                              (2,838)   (21,198)        (7,253)   (20,298)       (12,247)
    Units transferred                            4,974     (4,920)       (13,753)   (10,647)           799
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding        11,924    (24,130)       (14,455)   (29,369)        (6,332)
Beginning units                                 93,319    134,551        151,843    275,583        205,334
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                   105,243    110,421        137,388    246,214        199,002
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.77% (2):
    Units sold                                       0          0              0          0              0
    Units redeemed                                   0          0              0          0              0
    Units transferred                                0          0              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding             0          0              0          0              0
Beginning units                                      0          0              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                         0          0              0          0              0
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.77% (3):
    Units sold                                       0          0              0          0              0
    Units redeemed                                   0          0              0          0              0
    Units transferred                                0          0              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding             0          0              0          0              0
Beginning units                                      0          0              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                         0          0              0          0              0
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.80%:
    Units sold                                       0          0              0          0              0
    Units redeemed                                   0       (148)             0          0              0
    Units transferred                                0        (17)             0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding             0       (165)             0          0              0
Beginning units                                      0      5,787              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                         0      5,622              0          0              0
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.95%:
    Units sold                                       0          0              0          0              0
    Units redeemed                                   0       (420)             0          0              0
    Units transferred                                0         21              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding             0       (399)             0          0              0
Beginning units                                      0        764              0          0              0
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                         0        365              0          0              0
                                             =========  =========  =============  =========  =============
Contracts With Total Expenses of 1.97%:
    Units sold                                       0          0            790         98              0
    Units redeemed                                (150)        (7)          (585)      (923)          (308)
    Units transferred                             (106)      (209)         1,147     (2,170)        (3,856)
                                             ---------  ---------  -------------  ---------  -------------
Increase (decrease) in units outstanding          (256)      (216)         1,352     (2,995)        (4,164)
Beginning units                                 13,928      5,040         16,110     27,774         12,734
                                             ---------  ---------  -------------  ---------  -------------
Ending units                                    13,672      4,824         17,462     24,779          8,570
                                             =========  =========  =============  =========  =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                        MFS
                                                         International  International             Massachusetts     MFS
                                             High-Yield   Diversified      Growth       Marsico      Investors    Mid-Cap
                                                Bond       Equities       & Income      Growth         Trust      Growth
                                             Portfolio     Portfolio      Portfolio    Portfolio     Portfolio   Portfolio
                                             (Class 2)     (Class 2)      (Class 2)    (Class 2)     (Class 2)   (Class 2)
                                             ----------  -------------  -------------  ---------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0              0              0          0              0          0
    Units redeemed                                    0              0              0          0              0          0
    Units transferred                                 0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0              0              0          0              0      2,565
    Units redeemed                                    0              0              0          0              0     (2,520)
    Units transferred                                 0              0              0          0              0     10,466
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     10,511
Beginning units                                       0              0              0          0              0     57,960
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     68,471
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  177,706      1,161,929        168,294    432,543        145,276    471,597
    Units redeemed                             (160,085)      (123,352)       (91,085)  (231,218)       (58,327)  (168,217)
    Units transferred                           (96,918)       458,717        141,280     26,077        (18,119)   (38,643)
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding        (79,297)     1,497,294        218,489    227,402         68,830    264,737
Beginning units                               1,922,576      2,141,873      1,578,461  3,374,608      1,051,056  3,502,952
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                  1,843,279      3,639,167      1,796,950  3,602,010      1,119,886  3,767,689
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0              0              0          0              0          0
    Units redeemed                                    0              0              0          0              0          0
    Units transferred                                 0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0              0              0          0              0          0
    Units redeemed                                    0              0              0          0              0          0
    Units transferred                                 0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                      218            765            225          0             10        554
    Units redeemed                               (5,289)        (3,887)        (2,636)         0         (1,013)    (5,463)
    Units transferred                             3,387          3,407          7,678          0          3,358     (9,916)
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding         (1,684)           285          5,267          0          2,355    (14,825)
Beginning units                                  59,297         46,628         89,903          0         22,784    174,593
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                     57,613         46,913         95,170          0         25,139    159,768
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0              0              0          0              0      2,080
    Units redeemed                                    0              0              0          0              0       (379)
    Units transferred                                 0              0              0          0              0      8,523
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     10,224
Beginning units                                       0              0              0          0              0     15,551
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     25,775
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0              0              0          0              0      4,522
    Units redeemed                                    0              0              0          0              0     (3,228)
    Units transferred                                 0              0              0          0              0      3,881
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0      5,175
Beginning units                                       0              0              0          0              0     32,405
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     37,580
                                             ==========  =============  =============  =========  =============  =========

                                                         Putnam
                                             MFS Total   Growth:     Real     Small & Mid  SunAmerica               Telecom
                                               Return    Voyager    Estate     Cap Value    Balanced   Technology   Utility
                                             Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0          0          0            0           0           0          0
    Units redeemed                                   0          0          0            0           0           0          0
    Units transferred                                0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0          0          0            0           0      21,925          0
    Units redeemed                                   0          0          0            0           0      (1,877)         0
    Units transferred                                0          0          0            0           0     (19,547)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0         501          0
Beginning units                                      0          0          0            0           0      72,512          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      73,013          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 288,723     14,312    143,699      711,903      90,428     334,785     22,162
    Units redeemed                            (278,541)   (25,245)   (48,377)     (74,491)    (63,077)   (246,214)   (15,077)
    Units transferred                           12,375    (82,966)    51,735      511,594     (46,889)   (233,804)     8,236
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding        22,557    (93,899)   147,057    1,149,006     (19,538)   (145,233)    15,321
Beginning units                              4,581,497    500,541    941,145    1,255,079   1,121,347   2,920,168    166,343
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                 4,604,054    406,642  1,088,202    2,404,085   1,101,809   2,774,935    181,664
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0          0          0            0           0           0          0
    Units redeemed                                   0          0          0            0           0           0          0
    Units transferred                                0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0          0          0            0           0           0          0
    Units redeemed                                   0          0          0            0           0           0          0
    Units transferred                                0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                     972          0        818          106          82       1,030          0
    Units redeemed                              (9,846)      (567)    (2,622)      (3,581)     (4,316)     (1,904)         0
    Units transferred                           (3,701)        53     (1,415)       6,451         160      (4,834)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding       (12,575)      (514)    (3,219)       2,976      (4,074)     (5,708)         0
Beginning units                                195,589     12,394     54,727       74,800      27,885      53,642          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                   183,014     11,880     51,508       77,776      23,811      47,934          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0          0          0            0           0      13,250          0
    Units redeemed                                   0          0          0            0           0         (10)         0
    Units transferred                                0          0          0            0           0      11,402          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0      24,642          0
Beginning units                                      0          0          0            0           0      10,821          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      35,463          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0          0          0            0           0      16,535          0
    Units redeemed                                   0          0          0            0           0     (24,933)         0
    Units transferred                                0          0          0            0           0     (19,248)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0     (27,646)         0
Beginning units                                      0          0          0            0           0     108,814          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      81,168          0
                                             =========  =========  =========  ===========  ==========  ==========  =========

                                              Worldwide   Aggressive  Alliance   Blue Chip     Cash      Corporate
                                             High Income    Growth     Growth     Growth    Management     Bond
                                               Portfolio  Portfolio   Portfolio  Portfolio  Portfolio    Portfolio
                                               (Class 2)   (Class 3)  (Class 3)  (Class 3)  (Class 3)    (Class 3)
                                             -----------  ----------  ---------  ---------  ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                    70,559     104,757    588,772    277,296   2,435,607     969,202
    Units redeemed                               (21,207)     (8,155)   (48,580)   (24,654)   (549,370)    (90,077)
    Units transferred                            (14,987)     65,415    257,641     84,987     200,854     620,941
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding          34,365     162,017    797,833    337,629   2,087,091   1,500,066
Beginning units                                  297,354     142,870    594,385    414,391   2,514,514     946,263
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                     331,719     304,887  1,392,218    752,020   4,601,605   2,446,329
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0      27,491    184,063    176,060   1,265,024     523,597
    Units redeemed                                     0        (548)    (7,065)    (4,819)   (213,309)    (19,119)
    Units transferred                                  0       7,155     40,572    (75,589)   (356,280)    133,513
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0      34,098    217,570     95,652     695,435     637,991
Beginning units                                        0      17,675     51,000     29,522     433,066     195,111
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0      51,773    268,570    125,174   1,128,501     833,102
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                         0           0          0          0           0           0
    Units redeemed                                     0           0          0          0           0           0
    Units transferred                                  0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Increase (decrease) in units outstanding               0           0          0          0           0           0
Beginning units                                        0           0          0          0           0           0
                                             -----------  ----------  ---------  ---------  ----------   ---------
Ending units                                           0           0          0          0           0           0
                                             ===========  ==========  =========  =========  ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                  MFS
                                                        International International           Massachusetts
                                             High-Yield   Diversified    Growth      Marsico    Investors   MFS Mid-Cap MFS Total
                                               Bond        Equities    and Income    Growth       Trust       Growth     Return
                                             Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio  Portfolio
                                             (Class 2)     (Class 2)    (Class 2)   (Class 2)   (Class 2)    (Class 2)  (Class 2)
                                             ---------- ------------- ------------- --------- ------------- ----------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0           0             0           0           0            0          0
      Units redeemed                                 0           0             0           0           0         (922)         0
      Units transferred                              0           0             0           0           0       (4,679)         0
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding             0           0             0           0           0       (5,601)         0
Beginning units                                      0           0             0           0           0       14,080          0
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                         0           0             0           0           0        8,479          0
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.72%:
      Units sold                                 3,819       9,760         1,296           0         126       11,581      5,823
      Units redeemed                            (5,378)     (6,287)       (4,011)          0      (1,204)     (11,344)   (15,354)
      Units transferred                        (12,850)     (3,891)        5,301           0       8,196      (32,732)     4,168
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding       (14,409)       (418)        2,586           0       7,118      (32,495)    (5,363)
Beginning units                                 99,620     115,474        96,100           0      49,996      263,323    334,209
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                    85,211     115,056        98,686           0      57,114      230,828    328,846
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.77% (1):
      Units sold                                 8,676      68,708         7,140      30,041      12,490       35,583     12,726
      Units redeemed                           (46,014)    (12,170)      (29,390)    (68,326)    (15,839)     (45,175)   (59,014)
      Units transferred                        (32,010)     94,678        29,381     (31,014)    (19,619)      32,449     (7,384)
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding       (69,348)    151,216         7,131     (69,299)    (22,968)      22,857    (53,672)
Beginning units                                360,785     299,318       339,767     808,647     259,635      710,087    875,773
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                   291,437     450,534       346,898     739,348     236,667      732,944    822,101
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                     0           0             0           0           0            0          0
      Units redeemed                                 0           0             0           0           0            0          0
      Units transferred                              0           0             0           0           0            0          0
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding             0           0             0           0           0            0          0
Beginning units                                      0           0             0           0           0            0          0
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                         0           0             0           0           0            0          0
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                     0           0             0           0           0            0          0
      Units redeemed                                 0           0             0           0           0            0          0
      Units transferred                              0           0             0           0           0            0          0
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding             0           0             0           0           0            0          0
Beginning units                                      0           0             0           0           0            0          0
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                         0           0             0           0           0            0          0
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.80%:
      Units sold                                     0           0             0           0           0            0          0
      Units redeemed                                 0           0             0           0           0       (6,861)         0
      Units transferred                              0           0             0           0           0       14,820          0
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding             0           0             0           0           0        7,959          0
Beginning units                                      0           0             0           0           0       60,126          0
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                         0           0             0           0           0       68,085          0
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.95%:
      Units sold                                     0           0             0           0           0            3          0
      Units redeemed                                 0           0             0           0           0       (1,000)         0
      Units transferred                              0           0             0           0           0        1,722          0
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding             0           0             0           0           0          725          0
Beginning units                                      0           0             0           0           0        9,886          0
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                         0           0             0           0           0       10,611          0
                                               =======     =======       =======     =======     =======      =======    =======
Contracts With Total Expenses of 1.97%:
      Units sold                                 1,071         241         2,919           0          35        5,006        503
      Units redeemed                            (3,271)       (112)         (377)          0         (81)      (1,393)    (2,739)
      Units transferred                         (4,154)      5,027         1,459           0         120       (2,366)    (1,670)
                                               -------     -------       -------     -------     -------      -------    -------
Increase (decrease) in units outstanding        (6,354)      5,156         4,001           0          74        1,247     (3,906)
Beginning units                                 96,293      15,988        24,965           0       6,749       57,794     91,229
                                               -------     -------       -------     -------     -------      -------    -------
Ending units                                    89,939      21,144        28,966           0       6,823       59,041     87,323
                                               =======     =======       =======     =======     =======      =======    =======

                                              Putnam
                                              Growth     Real    Small & Mid SunAmerica             Telecom   Worldwide
                                              Voyager   Estate    Cap Value   Balanced  Technology  Utility  High Income
                                             Portfolio Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                             (Class 2) (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             --------- --------- ----------- ---------- ---------- --------- -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                    0         0          0           0           0        0         0
      Units redeemed                                0         0          0           0        (138)       0         0
      Units transferred                             0         0          0           0      11,283        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding            0         0          0           0      11,145        0         0
Beginning units                                     0         0          0           0      29,781        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                        0         0          0           0      40,926        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.72%:
      Units sold                                   86     3,489        765          87           0        0         0
      Units redeemed                             (909)   (5,004)    (2,358)     (3,554)     (6,374)       0         0
      Units transferred                        (2,138)  (14,484)    31,936       1,531     (13,202)       0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding       (2,961)  (15,999)    30,343      (1,936)    (19,576)       0         0
Beginning units                                35,477    98,058     33,463      61,535      57,027        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                   32,516    82,059     63,806      59,599      37,451        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.77% (1):
      Units sold                                1,616     6,108     52,451       2,956      21,435      446     5,391
      Units redeemed                           (5,372)  (20,162)   (22,171)    (24,109)    (62,968)  (5,357)   (5,810)
      Units transferred                        (1,874)   32,110    127,047      (1,742)     51,119   38,206    16,425
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding       (5,630)   18,056    157,327     (22,895)      9,586   33,295    16,006
Beginning units                                87,989   261,899    181,760     289,931   1,020,699   63,586    51,052
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                   82,359   279,955    339,087     267,036   1,030,285   96,881    67,058
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    0         0          0           0           0        0         0
      Units redeemed                                0         0          0           0           0        0         0
      Units transferred                             0         0          0           0           0        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding            0         0          0           0           0        0         0
Beginning units                                     0         0          0           0           0        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                        0         0          0           0           0        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    0         0          0           0           0        0         0
      Units redeemed                                0         0          0           0           0        0         0
      Units transferred                             0         0          0           0           0        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding            0         0          0           0           0        0         0
Beginning units                                     0         0          0           0           0        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                        0         0          0           0           0        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.80%:
      Units sold                                    0         0          0           0           0        0         0
      Units redeemed                                0         0          0           0       (620)        0         0
      Units transferred                             0         0          0           0       2,058        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding            0         0          0           0       1,438        0         0
Beginning units                                     0         0          0           0      62,519        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                        0         0          0           0      63,957        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.95%:
      Units sold                                    0         0          0           0           0        0         0
      Units redeemed                                0         0          0           0      (3,675)       0         0
      Units transferred                             0         0          0           0      37,651        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding            0         0          0           0      33,976        0         0
Beginning units                                     0         0          0           0       4,969        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                        0         0          0           0      38,945        0         0
                                               ======   =======    =======     =======   =========   ======    ======
Contracts With Total Expenses of 1.97%:
      Units sold                                  314       593         26       1,853           0        0         0
      Units redeemed                              (68)     (784)       (55)       (481)         (3)       0         0
      Units transferred                            81        (5)     6,829        (342)     (4,584)       0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Increase (decrease) in units outstanding          327      (196)     6,800       1,030      (4,587)       0         0
Beginning units                                 8,021    18,350      6,862      30,500      17,896        0         0
                                               ------   -------    -------     -------   ---------   ------    ------
Ending units                                    8,348    18,154     13,662      31,530      13,309        0         0
                                               ======   =======    =======     =======   =========   ======    ======

                                             Aggressive Alliance  Blue Chip    Cash     Corporate
                                                Growth   Growth     Growth  Management     Bond
                                              Portfolio Portfolio Portfolio  Portfolio  Portfolio
                                              (Class 3) (Class 3) (Class 3)  (Class 3)  (Class 3)
                                             ---------- --------- --------- ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                    0          0         0           0          0
      Units redeemed                                0          0         0           0          0
      Units transferred                             0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding            0          0         0           0          0
Beginning units                                     0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Ending units                                        0          0         0           0          0
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.72%:
      Units sold                               32,242    335,984   412,327   1,475,699    765,869
      Units redeemed                             (397)   (10,300)  (12,691)   (458,916)   (37,522)
      Units transferred                         2,648     70,203  (174,467)   (107,038)   212,386
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding       34,493    395,887   225,169     909,745    940,733
Beginning units                                28,346    136,350   113,495   1,193,648    349,624
                                               ------    -------  --------   ---------  ---------
Ending units                                   62,839    532,237   338,664   2,103,393  1,290,357
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.77% (1):
      Units sold                               14,018     56,259    36,705     247,259    107,415
      Units redeemed                           (3,089)    (5,242)   (1,924)    (20,875)    (8,616)
      Units transferred                         6,006     32,860    12,497     (87,088)    46,458
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding       16,935     83,877    47,278     139,296    145,257
Beginning units                                28,027     69,502    40,274     261,745    149,828
                                               ------    -------  --------   ---------  ---------
Ending units                                   44,962    153,379    87,552     401,041    295,085
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    0          0         0           0          0
      Units redeemed                                0          0         0           0          0
      Units transferred                             0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding            0          0         0           0          0
Beginning units                                     0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Ending units                                        0          0         0           0          0
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    0          0         0           0          0
      Units redeemed                                0          0         0           0          0
      Units transferred                             0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding            0          0         0           0          0
Beginning units                                     0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Ending units                                        0          0         0           0          0
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.80%:
      Units sold                                    0          0         0           0          0
      Units redeemed                                0          0         0           0          0
      Units transferred                             0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding            0          0         0           0          0
Beginning units                                     0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Ending units                                        0          0         0           0          0
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.95%:
      Units sold                                    0          0         0           0          0
      Units redeemed                                0          0         0           0          0
      Units transferred                             0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding            0          0         0           0          0
Beginning units                                     0          0         0           0          0
                                               ------    -------  --------   ---------  ---------
Ending units                                        0          0         0           0          0
                                               ======    =======  ========   =========  =========
Contracts With Total Expenses of 1.97%:
      Units sold                               12,384     25,460    30,944     120,979     59,722
      Units redeemed                             (102)    (1,342)     (236)     (6,959)    (2,609)
      Units transferred                        13,345     12,177    (6,844)   (179,950)    26,669
                                               ------    -------  --------   ---------  ---------
Increase (decrease) in units outstanding       25,627     36,295    23,864     (65,930)    83,782
Beginning units                                 3,476     27,420     2,662     189,529     31,356
                                               ------    -------  --------   ---------  ---------
Ending units                                   29,103     63,715    26,526     123,599    115,138
                                               ======    =======  ========   =========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                            Davis                           Federated
                                           Venture    "Dogs" of   Emerging   American   Foreign    Global   Global
                                            Value    Wall Street  Markets    Leaders     Value      Bond    Equities
                                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio Portfolio Portfolio
                                          (Class 3)   (Class 3)  (Class 3)  (Class 3)  (Class 3) (Class 3) (Class 3)
                                          ---------  ----------- ---------- --------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                     0         0           0          0          0        0          0
   Units redeemed                                 0         0           0          0          0        0          0
   Units transferred                              0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
                                                  0         0           0          0          0        0          0
Increase (decrease) in units outstanding          0         0           0          0          0        0          0
Beginning units                                   0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0          0        0          0
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.40%:
   Units sold                                     0         0           0          0          0        0          0
   Units redeemed                                 0         0           0          0          0        0          0
   Units transferred                              0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding          0         0           0          0          0        0          0
Beginning units                                   0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0          0        0          0
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.52%
 (1):
   Units sold                             1,535,092   116,017     180,540    233,091  2,356,931  191,327     42,739
   Units redeemed                          (141,295)  (11,860)    (10,045)   (14,645)  (203,347) (14,401)    (3,865)
   Units transferred                        842,659    50,877      99,048    177,437    840,613   71,028      6,983
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding  2,236,456   155,034     269,543    395,883  2,994,197  247,954     45,857
Beginning units                           1,725,141   263,040     186,478    226,851  2,457,488  255,534     73,506
                                          ---------   -------     -------    -------  ---------  -------     ------
Ending units                              3,961,597   418,074     456,021    622,734  5,451,685  503,488    119,363
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.52%
 (2):
   Units sold                                     0         0           0          0     42,198        0          0
   Units redeemed                                 0         0           0          0    (73,084)       0          0
   Units transferred                              0         0           0          0  1,255,733        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding          0         0           0          0  1,224,847        0          0
Beginning units                                   0         0           0          0    356,089        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0  1,580,936        0          0
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.52%
 (3):
   Units sold                                     0         0           0          0          0        0          0
   Units redeemed                                 0         0           0          0          0        0          0
   Units transferred                              0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding          0         0           0          0          0        0          0
Beginning units                                   0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0          0        0          0
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.52%
 (4):
   Units sold                               498,711   122,155     121,340    244,725    862,472   87,066     65,881
   Units redeemed                           (17,371)   (3,570)     (2,097)    (5,266)   (28,561)  (7,816)    (2,297)
   Units transferred                        136,263    22,630      13,128     98,490    132,732   18,058     17,619
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding    617,603   141,215     132,371    337,949    966,643   97,308     81,203
Beginning units                             171,023   120,938      16,101     70,669    268,867   65,932     22,810
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                788,626   262,153     148,472    408,618  1,235,510  163,240    104,013
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.55%
 (5):
   Units sold                                     0         0           0          0          0        0          0
   Units redeemed                                 0         0           0          0          0        0          0
   Units transferred                              0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
                                                  0         0           0          0          0        0          0
Increase (decrease) in units outstanding          0         0           0          0          0        0          0
Beginning units                                   0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0          0        0          0
                                          =========   =======     =======    =======  =========  =======    =======
Contracts With Total Expenses of 1.55%
 (6):
   Units sold                                     0         0           0          0          0        0          0
   Units redeemed                                 0         0           0          0          0        0          0
   Units transferred                              0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Increase (decrease) in units outstanding          0         0           0          0          0        0          0
Beginning units                                   0         0           0          0          0        0          0
                                          ---------   -------     -------    -------  ---------  -------    -------
Ending units                                      0         0           0          0          0        0          0
                                          =========   =======     =======    =======  =========  =======    =======

                                           Goldman                                     International International
                                            Sachs    Growth-      Growth    High-Yield  Diversified      Growth     Marsico
                                           Research   Income  Opportunities    Bond       Equities      & Income     Growth
                                          Portfolio Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
                                          (Class 3) (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                          --------- --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.40%:
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.52%
 (1):
   Units sold                                   0     62,435     128,409      395,749    2,528,947      267,323      484,023
   Units redeemed                               0    (12,846)    (12,277)     (54,952)    (192,136)     (35,670)     (43,476)
   Units transferred                            0     60,599      (8,932)     115,658      738,167      213,791      254,374
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0    110,188     107,200      456,455    3,074,978      445,444      694,921
Beginning units                                 0    231,147     269,627      711,066    2,207,499      650,380      918,446
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0    341,335     376,827    1,167,521    5,282,477    1,095,824    1,613,367
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.52%
 (2):
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.52%
 (3):
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.52%
 (4):
   Units sold                              12,727     51,361      52,039      233,239      705,332      156,695       22,597
   Units redeemed                             (27)    (1,805)     (1,572)     (31,797)     (18,233)      (9,144)        (515)
   Units transferred                       20,849     31,661     (26,900)      18,167      105,235      159,876        4,499
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding   33,549     81,217      23,567      219,609      792,334      307,427       26,581
Beginning units                             9,103     19,569      18,972      169,593      197,653       94,383       19,430
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                               42,652    100,786      42,539      389,202      989,987      401,810       46,011
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.55%
 (5):
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========
Contracts With Total Expenses of 1.55%
 (6):
   Units sold                                   0          0           0            0            0            0            0
   Units redeemed                               0          0           0            0            0            0            0
   Units transferred                            0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Increase (decrease) in units outstanding        0          0           0            0            0            0            0
Beginning units                                 0          0           0            0            0            0            0
                                           ------    -------     -------    ---------    ---------    ---------    ---------
Ending units                                    0          0           0            0            0            0            0
                                           ======    =======     =======    =========    =========    =========    =========

                                               MFS
                                          Massachusetts    MFS                 Putnam
                                            Investors    Mid-Cap   MFS Total   Growth:     Real
                                              Trust       Growth     Return    Voyager    Estate
                                            Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                            (Class 3)   (Class 3)  (Class 3)  (Class 3) (Class 3)
                                          ------------- ---------- ---------- --------- ----------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======    =========  =========   =======    =======
Contracts With Total Expenses of 1.40%:
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======    =========  =========   =======    =======
Contracts With Total Expenses of 1.52%
 (1):
   Units sold                                311,311    1,026,836    877,768    35,979    338,043
   Units redeemed                            (54,916)    (100,258)  (108,651)   (4,581)   (22,325)
   Units transferred                         163,492      228,945    489,434   (19,247)   112,768
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding     419,887    1,155,523  1,258,551    12,151    428,486
Beginning units                              545,587    1,733,813  1,504,371    91,097    337,696
                                             -------    ---------  ---------    ------    -------
Ending units                                 965,474    2,889,336  2,762,922   103,248    766,182
                                             =======    =========  =========   =======    =======
Contracts With Total Expenses of 1.52%
 (2):
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======      =======    =======    ======    =======
Contracts With Total Expenses of 1.52%
 (3):
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======      =======    =======    ======    =======
Contracts With Total Expenses of 1.52%
 (4):
   Units sold                                101,625      351,279    510,514     7,036    128,020
   Units redeemed                             (3,378)     (11,217)   (30,523)     (566)    (3,077)
   Units transferred                          16,963      (22,046)   100,872    (4,685)    (1,655)
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding     115,210      318,016    580,863     1,785    123,288
Beginning units                               42,043      182,200    117,387    12,618     46,205
                                             -------    ---------  ---------   -------    -------
Ending units                                 157,253      500,216    698,250    14,403    169,493
                                             =======      =======    =======    ======    =======
Contracts With Total Expenses of 1.55%
 (5):
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======      =======    =======    ======    =======
Contracts With Total Expenses of 1.55%
 (6):
   Units sold                                      0            0          0         0          0
   Units redeemed                                  0            0          0         0          0
   Units transferred                               0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Increase (decrease) in units outstanding           0            0          0         0          0
Beginning units                                    0            0          0         0          0
                                             -------    ---------  ---------   -------    -------
Ending units                                       0            0          0         0          0
                                             =======      =======    =======    ======    =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                                              Federated
                                             Davis      "Dogs" of   Emerging  American   Foreign    Global     Global
                                         Venture Value Wall Street  Markets    Leaders    Value      Bond     Equities
                                           Portfolio    Portfolio  Portfolio  Portfolio Portfolio  Portfolio Portfolio
                                           (Class 3)    (Class 3)  (Class 3)  (Class 3) (Class 3)  (Class 3) (Class 3)
                                         ------------- ----------- ---------- --------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0           0          0         0           0         0         0
     Units redeemed                                0           0          0         0           0         0         0
     Units transferred                             0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding           0           0          0         0           0         0         0
Beginning units                                    0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                       0           0          0         0           0         0         0
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.72%:
     Units sold                              945,381     135,660     86,667   375,665   1,514,546   141,007    94,863
     Units redeemed                          (55,863)    (11,938)   (27,194)  (15,120)    (52,678)  (14,945)   (3,930)
     Units transferred                       284,212      91,227     51,256   135,516     296,683    36,257     6,448
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding   1,173,730     214,949    110,729   496,061   1,758,551   162,319    97,381
Beginning units                              477,327     112,425     33,017   147,282     614,436    73,716    69,702
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                               1,651,057     327,374    143,746   643,343   2,372,987   236,035   167,083
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.77%
 (1):
     Units sold                              137,606       4,785     37,775    34,145     287,599    18,695     9,290
     Units redeemed                          (14,172)     (1,605)    (5,159)   (1,553)    (26,177)   (6,481)   (1,062)
     Units transferred                        92,331      (2,120)    16,896    26,070     108,460     2,890    (6,695)
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding     215,765       1,060     49,512    58,662     369,882    15,104     1,533
Beginning units                              262,216      66,688     42,556    27,080     361,907    37,002    10,826
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                 477,981      67,748     92,068    85,742     731,789    52,106    12,359
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.77%
 (2):
     Units sold                                    0           0          0         0       1,650         0         0
     Units redeemed                                0           0          0         0        (501)        0         0
     Units transferred                             0           0          0         0      26,814         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding           0           0          0         0      27,963         0         0
Beginning units                                    0           0          0         0       2,169         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                       0           0          0         0      30,132         0         0
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.77%
 (3):
     Units sold                                    0           0          0         0           0         0         0
     Units redeemed                                0           0          0         0           0         0         0
     Units transferred                             0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding           0           0          0         0           0         0         0
Beginning units                                    0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                       0           0          0         0           0         0         0
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0           0          0         0           0         0         0
     Units redeemed                                0           0          0         0           0         0         0
     Units transferred                             0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding           0           0          0         0           0         0         0
Beginning units                                    0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                       0           0          0         0           0         0         0
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0           0          0         0           0         0         0
     Units redeemed                                0           0          0         0           0         0         0
     Units transferred                             0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding           0           0          0         0           0         0         0
Beginning units                                    0           0          0         0           0         0         0
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                       0           0          0         0           0         0         0
                                           =========     =======    =======   =======   =========   =======   =======
Contracts With Total Expenses of 1.97%:
     Units sold                               77,341      29,832     41,328    33,915     155,819    14,933     7,052
     Units redeemed                           (3,452)        (49)      (249)     (803)     (5,933)      (35)      (85)
     Units transferred                        33,397      15,053    154,951     2,132      42,014     8,880     9,636
                                           ---------     -------    -------   -------   ---------   -------   -------
Increase (decrease) in units outstanding     107,286      44,836    196,030    35,244     191,900    23,778    16,603
Beginning units                               54,820       3,319      1,324     7,397     100,847     5,655     1,950
                                           ---------     -------    -------   -------   ---------   -------   -------
Ending units                                 162,106      48,155    197,354    42,641     292,747    29,433    18,553
                                           =========     =======    =======   =======   =========   =======   =======


                                                                                          International International
                                         Goldman Sachs  Growth-     Growth     High-Yield  Diversified     Growth      Marsico
                                           Research     Income   Opportunities    Bond       Equities     and Income    Growth
                                           Portfolio   Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
                                           (Class 3)   (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                         ------------- --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  0           0            0           0            0             0           0
     Units redeemed                              0           0            0           0            0             0           0
     Units transferred                           0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0           0            0           0            0             0           0
Beginning units                                  0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0           0            0           0            0             0           0
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.72%:
     Units sold                             59,820      54,906      135,390     309,387    1,388,881       305,643     130,640
     Units redeemed                           (511)     (8,242)      (1,597)   (290,764)    (100,246)      (39,735)     (4,355)
     Units transferred                      17,902      53,079       15,817      (3,383)     240,572       366,560      28,130
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding    77,211      99,743      149,610      15,240    1,529,207       632,468     154,415
Beginning units                             20,555      62,858       53,113     676,213      908,859       284,473      63,004
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                97,766     162,601      202,723     691,453    2,438,066       916,941     217,419
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.77%
 (1):
     Units sold                                  0       5,685       38,286      51,231      237,141        33,431      74,697
     Units redeemed                              0      (1,987)      (2,441)    (11,523)     (20,667)       (6,484)    (14,057)
     Units transferred                           0       4,595        5,958      23,012       82,027        42,040      (6,442)
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0       8,293       41,803      62,720      298,501        68,987      54,198
Beginning units                                  0      40,091       71,725     148,009      271,169       112,450     290,269
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0      48,384      113,528     210,729      569,670       181,437     344,467
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.77%
 (2):
     Units sold                                  0           0            0           0            0             0           0
     Units redeemed                              0           0            0           0            0             0           0
     Units transferred                           0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0           0            0           0            0             0           0
Beginning units                                  0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0           0            0           0            0             0           0
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.77%
 (3):
     Units sold                                  0           0            0           0            0             0           0
     Units redeemed                              0           0            0           0            0             0           0
     Units transferred                           0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0           0            0           0            0             0           0
Beginning units                                  0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0           0            0           0            0             0           0
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.80%:
     Units sold                                  0           0            0           0            0             0           0
     Units redeemed                              0           0            0           0            0             0           0
     Units transferred                           0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0           0            0           0            0             0           0
Beginning units                                  0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0           0            0           0            0             0           0
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.95%:
     Units sold                                  0           0            0           0            0             0           0
     Units redeemed                              0           0            0           0            0             0           0
     Units transferred                           0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding         0           0            0           0            0             0           0
Beginning units                                  0           0            0           0            0             0           0
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                     0           0            0           0            0             0           0
                                            ======     =======      =======     =======    =========       =======     =======
Contracts With Total Expenses of 1.97%:
     Units sold                                  0      10,138       47,366      27,598      125,675        20,160       1,726
     Units redeemed                              0        (194)        (589)       (588)      (6,021)         (265)       (208)
     Units transferred                         121      (1,088)     (14,263)      1,973       40,284         5,384         420
                                            ------     -------      -------     -------    ---------       -------     -------
Increase (decrease) in units outstanding       121       8,856       32,514      28,983      159,938        25,279       1,938
Beginning units                                460       7,346        1,328      47,810      101,785        27,307       9,516
                                            ------     -------      -------     -------    ---------       -------     -------
Ending units                                   581      16,202       33,842      76,793      261,723        52,586      11,454
                                            ======     =======      =======     =======    =========       =======     =======

                                               MFS
                                          Massachusetts                         Putnam
                                             Investors  MFS Mid-Cap MFS Total   Growth     Real
                                               Trust      Growth     Return     Voyager   Estate
                                             Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                             (Class 3)   (Class 3)  (Class 3)  (Class 3) (Class 3)
                                          ------------- ----------- ---------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0            0           0        0          0
     Units redeemed                                0            0           0        0          0
     Units transferred                             0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding           0            0           0        0          0
Beginning units                                    0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Ending units                                       0            0           0        0          0
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.72%:
     Units sold                              208,086      726,813     857,839   20,879    189,647
     Units redeemed                          (11,884)     (35,479)    (62,280)    (284)   (17,040)
     Units transferred                        37,567       32,963     106,391   (4,868)    (7,749)
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding     233,769      724,297     901,950   15,727    164,858
Beginning units                              147,935      539,293     392,289   20,509    117,151
                                             -------    ---------   ---------   ------    -------
Ending units                                 381,704    1,263,590   1,294,239   36,236    282,009
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.77%
 (1):
     Units sold                               52,538      109,404      87,772    1,462     56,339
     Units redeemed                           (4,902)     (30,609)    (10,129)    (284)    (5,226)
     Units transferred                        23,174        2,288     160,602   12,362     12,375
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding      70,810       81,083     238,245   13,540     63,488
Beginning units                               81,535      329,389     198,694   14,803     86,289
                                             -------    ---------   ---------   ------    -------
Ending units                                 152,345      410,472     436,939   28,343    149,777
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.77%
 (2):
     Units sold                                    0            0           0        0          0
     Units redeemed                                0            0           0        0          0
     Units transferred                             0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding           0            0           0        0          0
Beginning units                                    0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Ending units                                       0            0           0        0          0
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.77%
 (3):
     Units sold                                    0            0           0        0          0
     Units redeemed                                0            0           0        0          0
     Units transferred                             0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding           0            0           0        0          0
Beginning units                                    0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Ending units                                       0            0           0        0          0
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0            0           0        0          0
     Units redeemed                                0            0           0        0          0
     Units transferred                             0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding           0            0           0        0          0
Beginning units                                    0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Ending units                                       0            0           0        0          0
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0            0           0        0          0
     Units redeemed                                0            0           0        0          0
     Units transferred                             0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding           0            0           0        0          0
Beginning units                                    0            0           0        0          0
                                             -------    ---------   ---------   ------    -------
Ending units                                       0            0           0        0          0
                                             =======    =========   =========   ======    =======
Contracts With Total Expenses of 1.97%:
     Units sold                               25,489       63,589      63,125    1,131     32,452
     Units redeemed                           (1,076)      (3,014)     (1,517)      (4)      (818)
     Units transferred                         2,567       15,570      23,241      219     (8,363)
                                             -------    ---------   ---------   ------    -------
Increase (decrease) in units outstanding      26,980       76,145      84,849    1,346     23,271
Beginning units                               13,907       54,490      45,627    2,415      7,501
                                             -------    ---------   ---------   ------    -------
Ending units                                  40,887      130,635     130,476    3,761     30,772
                                             =======    =========   =========   ======    =======

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                             Small & Mid    SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value      Balanced   Technology   Utility   High Income   Comstock     Growth
                                             Portfolio      Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                             (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                            ------------    ---------  -----------  ---------  -----------  ----------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0            0            0          0            0           0           0
    Units redeemed                                     0            0            0          0            0           0           0
    Units transferred                                  0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0            0            0          0            0           0           0
Beginning units                                        0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                           0            0            0          0            0           0           0
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0            0            0          0            0           0           0
    Units redeemed                                     0            0            0          0            0           0           0
    Units transferred                                  0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0            0            0          0            0           0           0
Beginning units                                        0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                           0            0            0          0            0           0           0
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 1,239,233      150,604      857,303          0            0   1,756,123     201,131
    Units redeemed                               (90,441)     (24,503)    (107,870)         0            0    (213,322)    (50,342)
    Units transferred                            469,290       20,369      (48,646)         0            0     935,540     (11,105)
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,618,082      146,470      700,787          0            0   2,478,341     139,684
Beginning units                                1,434,737      233,498    1,468,722          0            0   4,171,378   1,195,811
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                   3,052,819      379,968    2,169,509          0            0   6,649,719   1,335,495
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                    18,929            0            0          0            0     423,765      35,983
    Units redeemed                               (70,609)           0            0          0            0    (685,809)    (75,106)
    Units transferred                          1,199,824            0            0          0            0   2,819,204      36,569
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,148,144            0            0          0            0   2,557,160      (2,554)
Beginning units                                  192,827            0            0          0            0   8,080,079   1,129,170
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                   1,340,971            0            0          0            0  10,637,239   1,126,616
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0            0            0          0            0           0           0
    Units redeemed                                     0            0            0          0            0           0           0
    Units transferred                                  0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0            0            0          0            0           0           0
Beginning units                                        0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                           0            0            0          0            0           0           0
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                   598,391       88,313      212,973        854        4,400     573,704      39,448
    Units redeemed                               (12,044)      (9,980)      (8,091)       (25)      (1,623)    (16,747)     (2,942)
    Units transferred                             92,862       15,561       61,147        (68)       7,452      84,751       7,793
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         679,209       93,894      266,029        761       10,229     641,708      44,299
Beginning units                                  204,186       25,176       89,460      1,863        9,538     450,168      99,452
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                     883,395      119,070      355,489      2,624       19,767   1,091,876     143,751
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0            0            0          0            0           0           0
    Units redeemed                                     0            0            0          0            0           0           0
    Units transferred                                  0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0            0            0          0            0           0           0
Beginning units                                        0            0            0          0            0           0           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                           0            0            0          0            0           0           0
                                            ============    =========  ===========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                         0            0            0          0            0       6,338           0
    Units redeemed                                     0            0            0          0            0      (4,167)          0
    Units transferred                                  0            0            0          0            0      34,284           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0            0            0          0            0      36,455           0
Beginning units                                        0            0            0          0            0      89,132           0
                                            ------------    ---------  -----------  ---------  -----------  ----------  ----------
Ending units                                           0            0            0          0            0     125,587           0
                                            ============    =========  ===========  =========  ===========  ==========  ==========

                                             Growth and              Conservative Conservative                Flexible
                                              Income      Balanced     Balanced      Growth    Equity Income   Income    Growth
                                             Portfolio    Portfolio   Portfolio     Portfolio      Fund       Portfolio     Fund
                                            (Class II)    (Class 1)   (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                            -----------  ----------  -----------  ------------ ------------  ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0           0            0            0             0           0           0
    Units redeemed                                    0           0            0            0             0           0           0
    Units transferred                                 0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding              0           0            0            0             0           0           0
Beginning units                                       0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                          0           0            0            0             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0     772,132       19,934      205,099        79,318     184,651       4,370
    Units redeemed                                    0    (761,205)     (81,369)    (258,018)     (104,275)   (323,699)    (14,216)
    Units transferred                                 0   2,235,764      487,153      570,264       204,944     991,604      22,317
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding              0   2,246,691      425,718      517,345       179,987     852,556      12,471
Beginning units                                       0   6,791,743    1,109,847    3,102,160     1,611,820   2,262,614     150,222
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                          0   9,038,434    1,535,565    3,619,505     1,791,807   3,115,170     162,693
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                3,218,491       7,040            0       11,154             0           0           0
    Units redeemed                             (399,577)   (116,133)           0     (100,337)            0           0           0
    Units transferred                         1,462,144      47,287            0      (81,190)            0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding      4,281,058     (61,806)           0     (170,373)            0           0           0
Beginning units                               5,138,254   1,345,761            0    1,034,334             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                  9,419,312   1,283,955            0      863,961             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                  311,304           0            0            0             0           0           0
    Units redeemed                             (491,554)          0            0            0             0           0           0
    Units transferred                         1,564,681           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding      1,384,431           0            0            0             0           0           0
Beginning units                               5,593,346           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                  6,977,777           0            0            0             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0           0            0            0             0           0           0
    Units redeemed                                    0           0            0            0             0           0           0
    Units transferred                                 0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding              0           0            0            0             0           0           0
Beginning units                                       0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                          0           0            0            0             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  807,972           0            0            0             0           0           0
    Units redeemed                              (29,152)          0            0            0             0           0           0
    Units transferred                           102,965           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding        881,785           0            0            0             0           0           0
Beginning units                                 351,301           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                  1,233,086           0            0            0             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0     239,776       25,164      136,771        22,755      52,358         951
    Units redeemed                                    0    (219,767)     (40,817)     (91,874)      (18,054)    (72,358)     (1,400)
    Units transferred                                 0     713,566       88,314      252,486        12,714     154,354         568
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding              0     733,575       72,661      297,383        17,415     134,354         119
Beginning units                                       0   2,594,516      357,165    1,816,953       313,193     728,476      66,001
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                          0   3,328,091      429,826    2,114,336       330,608     862,830      66,120
                                            ===========  ==========  ===========    =========  ============   =========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                        0           0            0            0             0           0           0
    Units redeemed                                    0           0            0            0             0           0           0
    Units transferred                                 0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Increase (decrease) in units outstanding              0           0            0            0             0           0           0
Beginning units                                       0           0            0            0             0           0           0
                                            -----------  ----------  -----------    ---------  ------------   ---------   ---------
Ending units                                          0           0            0            0             0           0           0
                                            ===========  ==========  ===========    =========  ============   =========   =========

                                                                        International    Mid Cap        Money
                                             Growth & Income  Income       Growth         Stock        Market
                                                   Fund        Fund         Fund           Fund         Fund
                                                (Class 1)    (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                             --------------- ---------  ------------     --------     ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.40%:
    Units sold                                     24,806       13,348         7,999       12,229      300,309
    Units redeemed                                (46,347)    (121,128)       (1,120)     (24,632)     (63,557)
    Units transferred                             180,663       69,491        48,014      191,245     (218,192)
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding          159,122      (38,289)       54,893      178,842       18,560
Beginning units                                   574,264    1,063,870        19,405      283,314      559,449
                                             ------------    ---------  ------------     --------     --------
Ending units                                      733,386    1,025,581        74,298      462,156      578,009
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                     19,955          658             0            0       28,012
    Units redeemed                                (16,244)      (7,308)         (766)      (4,179)     (15,703)
    Units transferred                              (8,572)     (48,378)        2,156        1,422      (37,387)
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding           (4,861)     (55,028)        1,390       (2,757)     (25,078)
Beginning units                                   432,599      211,232         8,079       57,091      111,605
                                             ------------    ---------  ------------     --------     --------
Ending units                                      427,738      156,204         9,469       54,334       86,527
                                             ============    =========  ============     ========     ========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                          0            0             0            0            0
    Units redeemed                                      0            0             0            0            0
    Units transferred                                   0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Increase (decrease) in units outstanding                0            0             0            0            0
Beginning units                                         0            0             0            0            0
                                             ------------    ---------  ------------     --------     --------
Ending units                                            0            0             0            0            0
                                             ============    =========  ============     ========     ========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                             Small & Mid   SunAmerica              Telecom    Worldwide                  Emerging
                                              Cap Value     Balanced  Technology   Utility   High Income    Comstock      Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio    Portfolio     Portfolio
                                              (Class 3)    (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class II)    (Class II)
                                             ------------  ---------- ----------  ---------  -----------    ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:

    Units sold                                          0          0           0          0            0        9,349            0
    Units redeemed                                      0          0           0          0            0         (549)           0
    Units transferred                                   0          0           0          0            0        3,923            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0          0           0          0            0       12,723            0
Beginning units                                         0          0           0          0            0       35,843            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                            0          0           0          0            0       48,566            0
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.72%:
    Units sold                                    995,154    132,283     388,368      3,086       10,411      821,757       87,667
    Units redeemed                                (28,103)    (9,334)    (24,694)        (9)     (24,692)     (47,288)      (7,623)
    Units transferred                             177,654     33,409     (37,174)    (1,317)      26,650      257,156         (483)
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding        1,144,705    156,358     326,500      1,760       12,369    1,031,625       79,561
Beginning units                                   368,369     90,194     215,592      1,991       16,266      614,411      159,665
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                    1,513,074    246,552     542,092      3,751       28,635    1,646,036      239,226
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.77% (1):
    Units sold                                    178,310      7,745      69,315          0            0      162,633       21,503
    Units redeemed                                (24,290)    (1,351)    (18,704)         0            0      (68,024)     (26,711)
    Units transferred                              89,667      2,249     210,146          0            0      166,189       (6,266)
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding          243,687      8,643     260,757          0            0      260,798      (11,474)
Beginning units                                   282,420     46,635     223,801          0            0      776,438      238,273
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                      526,107     55,278     484,558          0            0    1,037,236      226,799
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      1,362          0           0          0            0       34,970        4,193
    Units redeemed                                   (801)         0           0          0            0      (27,151)        (995)
    Units transferred                              45,533          0           0          0            0      142,663       22,330
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding           46,094          0           0          0            0      150,482       25,528
Beginning units                                     2,048          0           0          0            0      482,806       75,718
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                       48,142          0           0          0            0      633,288      101,246
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                          0          0           0          0            0            0            0
    Units redeemed                                      0          0           0          0            0            0            0
    Units transferred                                   0          0           0          0            0            0            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0          0           0          0            0            0            0
Beginning units                                         0          0           0          0            0            0            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                            0          0           0          0            0            0            0
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.80%:
    Units sold                                          0          0           0          0            0            0            0
    Units redeemed                                      0          0           0          0            0            0            0
    Units transferred                                   0          0           0          0            0            0            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0          0           0          0            0            0            0
Beginning units                                         0          0           0          0            0            0            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                            0          0           0          0            0            0            0
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.95%:
    Units sold                                          0          0           0          0            0       49,323            0
    Units redeemed                                      0          0           0          0            0       (9,725)           0
    Units transferred                                   0          0           0          0            0      (31,371)           0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding                0          0           0          0            0        8,227            0
Beginning units                                         0          0           0          0            0      101,065            0
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                            0          0           0          0            0      109,292            0
                                             ============  =========  ==========  =========  ===========    =========    =========
Contracts With Total Expenses of 1.97%:
    Units sold                                     89,711      7,514      63,801        483           75      144,456       23,531
    Units redeemed                                 (3,332)       (81)     (2,838)         0          (30)      (7,711)        (226)
    Units transferred                              51,682      2,181      14,572          0          523       30,481       (1,066)
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Increase (decrease) in units outstanding          138,061      9,614      75,535        483          568      167,226       22,239
Beginning units                                    65,785      1,846      21,043        610          393      148,948       25,451
                                             ------------  ---------  ----------  ---------  -----------    ---------    ---------
Ending units                                      203,846     11,460      96,578      1,093          961      316,174       47,690
                                             ============  =========  ==========  =========  ===========    =========    =========


                                               Growth &              Conservative  Conservative      Equity     Flexible
                                                Income     Balanced   Balanced        Growth         Income      Income    Growth
                                               Portfolio   Portfolio  Portfolio      Portfolio        Fund      Portfolio   Fund
                                              (Class II)   (Class A)  (Class A)      (Class A)     (Class A)    (Class A) (Class A)
                                             ------------  --------- ------------  ------------   -------------- --------  --------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:

    Units sold                                          0          0            0            0            0            0         0
    Units redeemed                                      0          0            0            0            0            0         0
    Units transferred                                   0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding                0          0            0            0            0            0         0
Beginning units                                         0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                            0          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.72%:

    Units sold                                  1,594,864          0            0            0            0            0         0
    Units redeemed                                (72,357)         0            0            0            0            0         0
    Units transferred                             170,565          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding        1,693,072          0            0            0            0            0         0
Beginning units                                   773,882          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                    2,466,954          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.77% (1):

    Units sold                                    272,221      1,344            0        6,444            0            0         0
    Units redeemed                                (56,177)   (21,355)           0      (13,959)           0            0         0
    Units transferred                              83,156      4,480            0          494            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding          299,200    (15,531)           0       (7,021)           0            0         0
Beginning units                                   747,351    273,852            0      156,675            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                    1,046,551    258,321            0      149,654            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.77% (2):

    Units sold                                     28,746          0            0            0            0            0         0
    Units redeemed                                 (8,239)         0            0            0            0            0         0
    Units transferred                              85,029          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding          105,536          0            0            0            0            0         0
Beginning units                                   209,230          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                      314,766          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.77% (3):

    Units sold                                          0          0            0            0            0            0         0
    Units redeemed                                      0          0            0            0            0            0         0
    Units transferred                                   0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding                0          0            0            0            0            0         0
Beginning units                                         0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                            0          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.80%:

    Units sold                                          0     60,079       10,289       16,742       29,264        3,994         0
    Units redeemed                                      0   (221,161)     (32,278)     (45,147)     (37,909)    (124,964)   (4,934)
    Units transferred                                   0    519,410       (8,580)      52,295       63,310       32,864     2,523
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding                0    358,328      (30,569)      23,890       54,665      (88,106)   (2,411)
Beginning units                                         0  2,836,346      329,852    1,210,955      434,430      808,158    39,588
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                            0  3,194,674      299,283    1,234,845      489,095      720,052    37,177
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.95%:

    Units sold                                          0          0            0            0            0            0         0
    Units redeemed                                      0          0            0            0            0            0         0
    Units transferred                                   0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding                0          0            0            0            0            0         0
Beginning units                                         0          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                            0          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========
Contracts With Total Expenses of 1.97%:

    Units sold                                    150,924          0            0            0            0            0         0
    Units redeemed                                 (6,194)         0            0            0            0            0         0
    Units transferred                              34,847          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Increase (decrease) in units outstanding          179,577          0            0            0            0            0         0
Beginning units                                   138,630          0            0            0            0            0         0
                                             ------------  --------- ------------  -----------   ----------     --------  --------
Ending units                                      318,207          0            0            0            0            0         0
                                             ============  ========= ============  ===========   ==========     ========  ========

                                                                         International
                                             Growth & Income   Income       Growth       Mid Cap Stock  Money Market
                                                   Fund        Fund          Fund            Fund          Fund
                                                 (Class A)    (Class A)    (Class A)       (Class A)     (Class A)
                                             --------------- ----------   ------------   -------------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.72%:
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.77% (1):
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     21,149            0            0            0              0
    Units redeemed                                (25,653)     (12,422)      (2,121)      (4,703)       (57,098)
    Units transferred                              27,850       30,767          304       46,604         15,262
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding           23,346       18,345       (1,817)      41,901        (41,836)
Beginning units                                   222,245      219,572        9,051       86,000        101,736
                                             ------------     --------     --------      -------        -------
Ending units                                      245,591      237,917        7,234      127,901         59,900
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.95%:
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======
Contracts With Total Expenses of 1.97%:
    Units sold                                          0            0            0            0              0
    Units redeemed                                      0            0            0            0              0
    Units transferred                                   0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Increase (decrease) in units outstanding                0            0            0            0              0
Beginning units                                         0            0            0            0              0
                                             ------------     --------     --------      -------        -------
Ending units                                            0            0            0            0              0
                                             ============     ========     ========      =======        =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

  5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                        Short Term     Small    Strategic        U.S.       West Coast
                                                REIT      Income    Cap Growth    Growth      Government      Equity     Balanced
                                                Fund       Fund        Fund     Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1)   (Class 1)   (Class 1)  (Class 1)     (Class 1)      (Class 1)  (Class 2)
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0           0           0          0                0           0          0
     Units redeemed                                  0           0           0          0                0           0          0
     Units transferred                               0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0                0           0          0
Beginning units                                      0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0          0                0           0          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  6,773       7,724      20,476    129,692           13,327      58,024          0
     Units redeemed                             (1,148)    (53,306)     (5,373)   (82,403)        (183,651)    (60,031)         0
     Units transferred                          32,981     (15,046)     50,677    253,013         (528,066)    230,068          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding        38,606     (60,628)     65,780    300,302         (698,390)    228,061          0
Beginning units                                     13     490,699     155,493    650,628        2,361,580     749,108          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                    38,619     430,071     221,273    950,930        1,663,190     977,169          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0           0           0      6,025                0           0    457,915
     Units redeemed                                  0           0           0    (16,765)               0           0    (99,498)
     Units transferred                               0           0           0     23,895                0           0    385,442
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0     13,155                0           0    743,859
Beginning units                                      0           0           0    240,458                0           0    881,607
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0    253,613                0           0  1,625,466
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0          0                0           0          0
     Units redeemed                                  0           0           0          0                0           0          0
     Units transferred                               0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0                0           0          0
Beginning units                                      0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0          0                0           0          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           0           0          0                0           0          0
     Units redeemed                                  0           0           0          0                0           0          0
     Units transferred                               0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0                0           0          0
Beginning units                                      0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0          0                0           0          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0           0           0          0                0           0          0
     Units redeemed                                  0           0           0          0                0           0          0
     Units transferred                               0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0                0           0          0
Beginning units                                      0           0           0          0                0           0          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0          0                0           0          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0       1,583      10,815     44,888              820      14,020          0
     Units redeemed                                 (2)     (4,517)       (635)   (24,068)         (13,099)    (12,860)         0
     Units transferred                               0     (15,191)      3,150     59,123          (62,801)      6,505          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding            (2)    (18,125)     13,330     79,943          (75,080)      7,665          0
Beginning units                                     13      80,256      19,845    333,351          392,012     170,785          0
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                        11      62,131      33,175    413,294          316,932     178,450          0
                                             =========  ==========  ==========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0          0                0           0  1,281,596
     Units redeemed                                  0           0           0          0                0           0   (490,818)
     Units transferred                               0           0           0          0                0           0  2,820,354
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0                0           0  3,611,132
Beginning units                                      0           0           0          0                0           0  5,308,097
                                             ---------  ----------  ----------  ---------  ---------------  ----------  ---------
Ending units                                         0           0           0          0                0           0  8,919,229
                                             =========  ==========  ==========  =========  ===============  ==========  =========

                                            Conservative Conservative                 Flexible              Growth &
                                              Balanced      Growth    Equity Income    Income      Growth    Income     Income
                                              Portfolio    Portfolio      Fund        Portfolio     Fund      Fund       Fund
                                              (Class 2)    (Class 2)    (Class 2)     (Class 2)  (Class 2)  (Class 2) (Class 2)
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0      431,457             0            0         0          0          0
     Units redeemed                                    0      (45,494)            0            0         0          0          0
     Units transferred                                 0      198,210             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0      584,173             0            0         0          0          0
Beginning units                                        0      465,978             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0    1,050,151             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0            0             0            0         0          0          0
     Units redeemed                                    0            0             0            0         0          0          0
     Units transferred                                 0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding               0            0             0            0         0          0          0
Beginning units                                        0            0             0            0         0          0          0
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                           0            0             0            0         0          0          0
                                            ============ ============ ============= ============ ========= ========== ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  343,666      560,780       159,951      669,622    29,027     44,290    103,235
     Units redeemed                             (110,486)    (134,768)      (77,607)    (296,825)  (17,754)   (27,481)  (220,363)
     Units transferred                           696,310      560,754       601,684    2,891,900     8,467     66,723    368,504
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Increase (decrease) in units outstanding         929,490      986,766       684,028    3,264,697    19,740     83,532    251,376
Beginning units                                  728,848    1,639,836     1,058,224    3,743,642   103,137    285,233  2,589,597
                                            ------------ ------------ ------------- ------------ --------- ---------- ----------
Ending units                                   1,658,338    2,626,602     1,742,252    7,008,339   122,877    368,765  2,840,973
                                            ============ ============ ============= ============ ========= ========== ==========

                                             International   Mid Cap     Money               Short Term
                                                 Growth       Stock      Market      REIT      Income
                                                  Fund         Fund       Fund       Fund       Fund
                                               (Class 2)    (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             -------------  ---------  ---------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                          0          0          0          0           0
     Units redeemed                                      0          0          0          0           0
     Units transferred                                   0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0          0           0
Beginning units                                          0          0          0          0           0
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                             0          0          0          0           0
                                             =============  =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      5,283     31,120    594,849      5,690      17,161
     Units redeemed                                    (26)   (13,848)   (42,814)      (259)    (69,485)
     Units transferred                               9,129     62,924   (137,398)     6,706     129,330
                                             -------------  ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding            14,386     80,196    414,637     12,137      77,006
Beginning units                                     21,413    130,356    346,649          8     813,368
                                             -------------  ---------  ---------  ---------  ----------
Ending units                                        35,799    210,552    761,286     12,145     890,374
                                             =============  =========  =========  =========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

  5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                           Short Term  Small Cap  Strategic                   West Coast
                                                 REIT        Income      Growth     Growth   U.S. Government    Equity     Balanced
                                                 Fund         Fund        Fund    Portfolio  Securities Fund     Fund     Portfolio
                                             (Class A) **   (Class A)  (Class A)  (Class A)     (Class A)      (Class A)  (Class B)
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0           0          0          0                0           0    362,740
     Units redeemed                                     0           0          0          0                0           0   (217,349)
     Units transferred                                  0           0          0          0                0           0    553,046
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    698,437
Beginning units                                         0           0          0          0                0           0  2,396,598
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  3,095,035
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.72%:
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (1):
     Units sold                                         0           0          0          0                0           0     78,367
     Units redeemed                                     0           0          0     (7,549)               0           0     (8,100)
     Units transferred                                  0           0          0     (2,906)               0           0     25,369
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0    (10,455)               0           0     95,636
Beginning units                                         0           0          0    114,663                0           0     99,844
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0    104,208                0           0    195,480
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0           0          0     10,151                0       5,589          0
     Units redeemed                                   (79)    (13,615)    (4,473)    (4,674)         (35,107)    (17,151)         0
     Units transferred                              2,811      (1,537)    17,987      9,119          (60,356)     14,086          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding            2,732     (15,152)    13,514     14,596          (95,463)      2,524          0
Beginning units                                        13     122,207     69,505    181,458          415,138     199,919          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                        2,745     107,055     83,019    196,054          319,675     202,443          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0           0          0          0                0           0    108,902
     Units redeemed                                     0           0          0          0                0           0    (42,817)
     Units transferred                                  0           0          0          0                0           0    170,376
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    236,461
Beginning units                                         0           0          0          0                0           0    791,271
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  1,027,732
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.97%:
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========

                                             Conservative  Conservative                  Flexible              Growth &
                                               Balanced       Growth     Equity Income    Income     Growth     Income     Income
                                               Portfolio     Portfolio        Fund      Portfolio     Fund       Fund       Fund
                                               (Class B)     (Class B)     (Class B)    (Class B)  (Class B)  (Class B)  (Class B)
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    92,351       174,864         18,025    157,806        953      1,204          0
     Units redeemed                               (10,971)      (27,534)        (9,654)   (73,228)   (26,183)   (32,340)   (27,362)
     Units transferred                            148,257       172,969         32,902    227,688      6,820      9,217       (373)
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding          229,637       320,299         41,273    312,266    (18,410)   (21,919)   (27,735)
Beginning units                                   301,107       876,531        122,369    463,113     72,051     84,745    305,417
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                      530,744     1,196,830        163,642    775,379     53,641     62,826    277,682
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.72%:
     Units sold                                         0             0              0          0          0          0          0
     Units redeemed                                     0             0              0          0          0          0          0
     Units transferred                                  0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0             0              0          0          0          0          0
Beginning units                                         0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0             0              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (1):
     Units sold                                         0        24,722              0          0          0          0          0
     Units redeemed                                     0        (4,848)             0          0          0          0          0
     Units transferred                                  0         2,556              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0        22,430              0          0          0          0          0
Beginning units                                         0        61,397              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0        83,827              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0             0              0          0          0          0          0
     Units redeemed                                     0             0              0          0          0          0          0
     Units transferred                                  0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0             0              0          0          0          0          0
Beginning units                                         0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0             0              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0              0          0          0          0          0
     Units redeemed                                     0             0              0          0          0          0          0
     Units transferred                                  0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0             0              0          0          0          0          0
Beginning units                                         0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0             0              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0              0          0          0          0          0
     Units redeemed                                     0             0              0          0          0          0          0
     Units transferred                                  0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0             0              0          0          0          0          0
Beginning units                                         0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0             0              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                    49,493        36,378         65,434     20,815          0         13     20,497
     Units redeemed                                (1,410)      (43,843)       (20,865)   (10,174)      (790)   (15,369)    (8,672)
     Units transferred                             (4,828)       14,731         27,211     42,845     (4,148)    31,144    (53,028)
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding           43,255         7,266         71,780     53,486     (4,938)    15,788    (41,203)
Beginning units                                    78,689       529,868        282,614    273,450     22,069     93,495    259,664
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                      121,944       537,134        354,394    326,936     17,131    109,283    218,461
                                             ============  ============  =============  =========  =========  =========  =========
Contracts With Total Expenses of 1.97%:
     Units sold                                         0             0              0          0          0          0          0
     Units redeemed                                     0             0              0          0          0          0          0
     Units transferred                                  0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding                0             0              0          0          0          0          0
Beginning units                                         0             0              0          0          0          0          0
                                             ------------  ------------  -------------  ---------  ---------  ---------  ---------
Ending units                                            0             0              0          0          0          0          0
                                             ============  ============  =============  =========  =========  =========  =========

                                             International                                             Short Term
                                                 Growth     Mid Cap Stock  Money Market      REIT        Income
                                                  Fund           Fund          Fund          Fund         Fund
                                                 (Class B)    (Class B)      (Class B)   (Class B) **   (Class B)
                                             -------------  -------------  ------------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        201            391        70,225           190         392
     Units redeemed                                     (1)        (1,288)      (20,523)           (1)    (12,168)
     Units transferred                                  (2)        13,308       (32,608)          406      57,303
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding               198         12,411        17,094           595      45,527
Beginning units                                      5,378         32,945       160,005             9      88,392
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                         5,576         45,356       177,099           604     133,919
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.72%:
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.77% (1):
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          2,301             0             0           0
     Units redeemed                                   (528)        (5,638)       (1,174)           (1)     (2,034)
     Units transferred                                   0         14,700       (18,317)           (4)      2,837
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding              (528)        11,363       (19,491)           (5)        803
Beginning units                                      5,405         43,115        32,680             9      57,771
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                         4,877         54,478        13,189             4      58,574
                                             =============  =============  ============  ============  ==========
Contracts With Total Expenses of 1.97%:
     Units sold                                          0              0             0             0           0
     Units redeemed                                      0              0             0             0           0
     Units transferred                                   0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                 0              0             0             0           0
Beginning units                                          0              0             0             0           0
                                             -------------  -------------  ------------  ------------  ----------
Ending units                                             0              0             0             0           0
                                             =============  =============  ============  ============  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                       U.S.                Nations      Nations     Nations
                                                Small     Strategic Government West Coast   Asset     High Yield  International
                                              Cap Growth   Growth   Securities   Equity   Allocation     Bond        Value
                                                 Fund     Portfolio   Fund        Fund     Portfolio   Portfolio    Portfolio
                                              (Class 2)   (Class 2)  (Class 2)  (Class 2)  (Class B)   (Class B)    (Class B)
                                             ----------- ---------- ---------- ---------- ----------  ----------  -------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0          0          0          0          0           0              0
      Units redeemed                                  0          0          0          0          0           0              0
      Units transferred                               0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0          0           0              0
Beginning units                                       0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0          0           0              0
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0          0          0          0          0           0              0
      Units redeemed                                  0          0          0          0          0           0              0
      Units transferred                               0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0          0           0              0
Beginning units                                       0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0          0           0              0
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0    141,368          0          0      9,875      56,679              0
      Units redeemed                                  0     (8,814)         0          0     (1,408)     (9,077)             0
      Units transferred                               0     37,583          0          0     18,877      52,199              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0    170,137          0          0     27,344      99,801              0
Beginning units                                       0    196,663          0          0     50,082     154,070              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0    366,800          0          0     77,426     253,871              0
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0          0          0          0          0           0              0
      Units redeemed                                  0          0          0          0          0           0              0
      Units transferred                               0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0          0           0              0
Beginning units                                       0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0          0           0              0
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0          0          0          0          0         402            137
      Units redeemed                                  0          0          0          0    (15,696)    (37,123)       (20,654)
      Units transferred                               0          0          0          0      1,359     (15,736)        (8,416)
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0    (14,337)    (52,457)       (28,933)
Beginning units                                       0          0          0          0     69,329     257,932        203,775
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0     54,992     205,475        174,842
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0          0          0          0          0     307,177             69
      Units redeemed                                  0          0          0          0          0     (15,360)        (1,803)
      Units transferred                               0          0          0          0          0      13,893        (11,510)
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0          0     305,710        (13,244)
Beginning units                                       0          0          0          0          0     294,400         81,604
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0          0     600,110         68,360
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0          0          0          0          0           0              0
      Units redeemed                                  0          0          0          0          0           0              0
      Units transferred                               0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding              0          0          0          0          0           0              0
Beginning units                                       0          0          0          0          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                          0          0          0          0          0           0              0
                                              =========   ========  =========   ========   ========    ========    ===========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                 16,102    213,120        791     56,017          0           0              0
      Units redeemed                            (20,723)   (22,777)   (71,431)   (67,814)         0           0              0
      Units transferred                          36,047    234,982   (356,916)   216,435          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Increase (decrease) in units outstanding         31,426    425,325   (427,556)   204,638          0           0              0
Beginning units                                 104,235    477,462  1,996,843    384,631          0           0              0
                                              ---------   --------  ---------   --------   --------    --------    -----------
Ending units                                    135,661    902,787  1,569,287    589,269          0           0              0
                                              =========   ========  =========   ========   ========    ========    ===========

                                              Nations                              Nations
                                              Marsico    Nations      Nations       Marsico      Nations    Nations
                                              Focused    Marsico      Marsico    International    MidCap      Small     Nations
                                              Equities    Growth   21st Century  Opportunities    Growth    Company      Value
                                             Portfolio  Portfolio    Portfolio     Portfolio    Portfolio  Portfolio   Portfolio
                                              (Class B) (Class B)    (Class B)     (Class B)     (Class B)  (Class B)   (Class B)
                                             ---------- ---------- ------------- -------------- ---------- ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0          0             0              0          0          0           0
      Units redeemed                                 0          0             0              0          0          0           0
      Units transferred                              0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding             0          0             0              0          0          0           0
Beginning units                                      0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                         0          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.40%:
      Units sold                                     0          0             0              0          0          0           0
      Units redeemed                                 0          0             0              0          0          0           0
      Units transferred                              0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding             0          0             0              0          0          0           0
Beginning units                                      0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                         0          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               168,207    104,280         4,897        110,907     16,138     32,639     126,503
      Units redeemed                           (26,407)    (8,325)         (148)        (9,775)    (9,364)    (5,458)    (12,577)
      Units transferred                        151,181     73,589        13,382         62,766     10,947     20,823      88,073
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding       292,981    169,544        18,131        163,898     17,721     48,004     201,999
Beginning units                                371,681    157,934        13,568        119,127     59,773     66,927     171,341
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                   664,662    327,478        31,699        283,025     77,494    114,931     373,340
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     0          0             0              0          0          0           0
      Units redeemed                                 0          0             0              0          0          0           0
      Units transferred                              0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding             0          0             0              0          0          0           0
Beginning units                                      0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                         0          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                 1,391          0             0            311        193        974         454
      Units redeemed                           (56,095)   (19,468)       (1,413)        (6,064)   (25,222)   (27,529)    (32,720)
      Units transferred                        (14,598)     9,627        (2,045)        16,394    (18,276)    (2,989)      5,587
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding       (69,302)    (9,841)       (3,458)        10,641    (43,305)   (29,544)    (26,679)
Beginning units                                434,732    236,363        52,461         52,559    149,788    218,509     155,985
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                   365,430    226,522        49,003         63,200    106,483    188,965     129,306
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.52% (4):
      Units sold                               609,110          0             0              0          0          0           0
      Units redeemed                           (25,746)         0             0              0          0          0           0
      Units transferred                        216,821          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding       800,185          0             0              0          0          0           0
Beginning units                                567,171          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                 1,367,356          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0          0             0              0          0          0           0
      Units redeemed                                 0          0             0              0          0          0           0
      Units transferred                              0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding             0          0             0              0          0          0           0
Beginning units                                      0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                         0          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0          0             0              0          0          0           0
      Units redeemed                                 0          0             0              0          0          0           0
      Units transferred                              0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Increase (decrease) in units outstanding             0          0             0              0          0          0           0
Beginning units                                      0          0             0              0          0          0           0
                                             ---------   --------   -----------   ------------   --------   --------    --------
Ending units                                         0          0             0              0          0          0           0
                                             =========   ========   ===========   ============   ========   ========    ========

                                               Asset        Global                    Growth        Asset
                                             Allocation     Growth       Growth       Income      Allocation
                                                Fund         Fund         Fund         Fund          Fund
                                              (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 3)
                                             -----------  -----------  -----------  -----------   ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0            0            0            0        26,544
      Units redeemed                                  0            0            0            0      (358,050)
      Units transferred                               0            0            0            0       102,338
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0            0            0            0      (229,168)
Beginning units                                       0            0            0            0     2,234,477
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0            0            0            0     2,005,309
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0            0            0            0           163
      Units redeemed                                  0            0            0            0       (11,015)
      Units transferred                               0            0            0            0         5,004
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0            0            0            0        (5,848)
Beginning units                                       0            0            0            0        82,959
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0            0            0            0        77,111
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0    2,015,405    3,457,349    4,000,916             0
      Units redeemed                                  0     (115,333)    (288,810)    (343,088)            0
      Units transferred                               0    1,134,052    1,826,301    1,969,233             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0    3,034,124    4,994,840    5,627,061             0
Beginning units                                       0    1,333,341    3,469,056    3,845,451             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0    4,367,465    8,463,896    9,472,512             0
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                427,351      213,162      403,485      742,662             0
      Units redeemed                           (415,391)    (227,131)    (569,375)    (703,938)            0
      Units transferred                       2,747,991    2,545,673    4,135,249    5,341,801             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding      2,759,951    2,531,704    3,969,359    5,380,525             0
Beginning units                               4,873,672    2,143,699    6,528,755    8,278,965             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                  7,633,623    4,675,403   10,498,114   13,659,490             0
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0            0            0            0             0
      Units redeemed                                  0            0            0            0             0
      Units transferred                               0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0            0            0            0             0
Beginning units                                       0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0            0            0            0             0
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0      550,307    1,105,050    1,132,702             0
      Units redeemed                                  0      (10,157)     (27,172)     (37,016)            0
      Units transferred                               0       81,313      111,162      215,114             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0      621,463    1,189,040    1,310,800             0
Beginning units                                       0      138,696      315,522      417,599             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0      760,159    1,504,562    1,728,399             0
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0            0            0            0             0
      Units redeemed                                  0            0            0            0             0
      Units transferred                               0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0            0            0            0             0
Beginning units                                       0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0            0            0            0             0
                                             ==========   ==========   ==========   ==========    ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0            0            0            0             0
      Units redeemed                                  0            0            0            0             0
      Units transferred                               0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding              0            0            0            0             0
Beginning units                                       0            0            0            0             0
                                             ----------   ----------   ----------   ----------    ----------
Ending units                                          0            0            0            0             0
                                             ==========   ==========   ==========   ==========    ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                               Nations    Nations     Nations
                                                Small   Strategic                 West Coast    Asset   High Yield International
                                             ap Growth   Growth   U.S. Government   Equity   Allocation    Bond        Value
                                                Fund    Portfolio Securities Fund    Fund     Portfolio  Portfolio   Portfolio
                                              (Class B) (Class B)    (Class B)     (Class B)  (Class B)  (Class B)   (Class B)
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                   1,652    28,552               0      4,712          0          0             0
     Units redeemed                             (17,540)   (4,575)        (38,674)    (1,632)         0          0             0
     Units transferred                             (749)  (22,133)        (88,220)    19,456          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding        (16,637)    1,844        (126,894)    22,536          0          0             0
Beginning units                                  35,940   116,745         453,237     70,860          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                     19,303   118,589         326,343     93,396          0          0             0
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.72%:
     Units sold                                       0         0               0          0          0    200,462         8,422
     Units redeemed                                   0         0               0          0          0    (20,520)       (5,696)
     Units transferred                                0         0               0          0          0     29,139       (12,599)
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0         0               0          0          0    209,081        (9,873)
Beginning units                                       0         0               0          0          0    323,824       212,187
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0         0               0          0          0    532,905       202,314
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.77% (1):
     Units sold                                       0     2,284               0          0          0      3,314             0
     Units redeemed                                   0      (226)              0          0         (1)      (266)            0
     Units transferred                                0     1,410               0          0         83      3,263             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0     3,468               0          0         82      6,311             0
Beginning units                                       0    26,179               0          0         51     11,170             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0    29,647               0          0        133     17,481             0
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0         0               0          0          0          0             0
     Units redeemed                                   0         0               0          0          0          0             0
     Units transferred                                0         0               0          0          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0         0               0          0          0          0             0
Beginning units                                       0         0               0          0          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0         0               0          0          0          0             0
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0         0               0          0          0          0             0
     Units redeemed                                   0         0               0          0       (423)    (5,563)       (5,363)
     Units transferred                                0         0               0          0       (581)    11,192        (1,654)
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0         0               0          0      1,004)     5,629        (7,017)
Beginning units                                       0         0               0          0      4,204    122,074        75,852
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0         0               0          0      3,200    127,703        68,835
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.80%:
     Units sold                                       0         0               0          0          0          0             0
     Units redeemed                                   0         0               0          0          0          0             0
     Units transferred                                0         0               0          0          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0         0               0          0          0          0             0
Beginning units                                       0         0               0          0          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0         0               0          0          0          0             0
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.95%:
     Units sold                                   2,496    19,558               0      6,175          0          0             0
     Units redeemed                              (4,452)   (2,278)         (4,030)    (4,718)         0          0             0
     Units transferred                            3,458    21,389         (35,901)    (5,114)         0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding          1,502    38,669         (39,931)    (3,657)         0          0             0
Beginning units                                  19,306    38,111         144,873     93,442          0          0             0
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                     20,808    76,780         104,942     89,785          0          0             0
                                             ========== ========= =============== ========== ========== ========== =============
Contracts With Total Expenses of 1.97%:
     Units sold                                       0         0               0          0          0     23,537           941
     Units redeemed                                   0         0               0          0          0     (3,224)       (3,226)
     Units transferred                                0         0               0          0          0     14,291        (2,751)
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Increase (decrease) in units outstanding              0         0               0          0          0     34,604        (5,036)
Beginning units                                       0         0               0          0          0     76,896        90,569
                                             ---------- --------- --------------- ---------- ---------- ---------- -------------
Ending units                                          0         0               0          0          0    111,500        85,533
                                             ========== ========= =============== ========== ========== ========== =============

                                               Nations                               Nations
                                               Marsico   Nations      Nations        Marsico     Nations   Nations
                                               Focused   Marsico      Marsico     International   MidCap    Small    Nations
                                              Equities    Growth    21st Century  Opportunities   Growth   Company    Value
                                              Portfolio Portfolio    Portfolio      Portfolio   Portfolio Portfolio Portfolio
                                             (Class B)  (Class B)    (Class B)      (Class B)   (Class B) (Class B) (Class B)
                                             ---------- --------- --------------- ------------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0         0               0             0         0         0       0
     Units redeemed                                   0         0               0             0         0         0       0
     Units transferred                                0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding              0         0               0             0         0         0       0
Beginning units                                       0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                          0         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.72%:
     Units sold                                 688,997         0               0             0         0         0       0
     Units redeemed                             (37,213)        0               0             0         0         0       0
     Units transferred                          202,002         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding        853,786         0               0             0         0         0       0
Beginning units                                 812,121         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                  1,665,907         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.77% (1):
     Units sold                                  15,275     7,078               0         8,342         0     1,394  11,941
     Units redeemed                                (495)     (111)             (7)          (92)       (3)     (102)   (138)
     Units transferred                            8,318    (1,322)           (637)        2,961     5,015     1,975   3,239
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding         23,098     5,645            (644)       11,211     5,012     3,267  15,042
Beginning units                                  11,251    10,989             916         7,071     4,127     4,725   9,090
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                     34,349    16,634             272        18,282     9,139     7,992  24,132
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0         0               0             0         0         0       0
     Units redeemed                                   0         0               0             0         0         0       0
     Units transferred                                0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding              0         0               0             0         0         0       0
Beginning units                                       0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                          0         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     183       196               0             0         0         0       0
     Units redeemed                              (5,307)   (6,335)           (845)         (103)   (1,748)   (2,433) (2,900)
     Units transferred                            3,431    (2,599)          1,544         5,238   (14,291)   (1,119)  7,317
                                             --------------------------------------------------------------------------------
Increase (decrease) in units outstanding         (1,693)   (8,738)            699         5,135   (16,039)   (3,552)  4,417
Beginning units                                 120,682    70,596          19,194        13,417    69,537    67,555  55,482
                                             --------------------------------------------------------------------------------
Ending units                                    118,989    61,858          19,893        18,552    53,498    64,003  59,899
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0         0               0             0         0         0       0
     Units redeemed                                   0         0               0             0         0         0       0
     Units transferred                                0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding              0         0               0             0         0         0       0
Beginning units                                       0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                          0         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0         0               0             0         0         0       0
     Units redeemed                                   0         0               0             0         0         0       0
     Units transferred                                0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding              0         0               0             0         0         0       0
Beginning units                                       0         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                          0         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========
Contracts With Total Expenses of 1.97%:
     Units sold                                  81,603         0               0             0         0         0       0
     Units redeemed                              (7,811)        0               0             0         0         0       0
     Units transferred                           20,333         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Increase (decrease) in units outstanding         94,125         0               0             0         0         0       0
Beginning units                                 167,823         0               0             0         0         0       0
                                             ---------- --------- --------------- ------------- --------- --------- ---------
Ending units                                    261,948         0               0             0         0         0       0
                                             ========== ========= =============== ============= ========= ========= =========

                                               Asset           Global                          Growth          Asset
                                             Allocation        Growth         Growth           Income        Allocation
                                                Fund            Fund           Fund             Fund            Fund
                                             (Class 2)       (Class 2)       (Class 2)        (Class 2)      (Class 3)
                                             ----------      ---------       ---------        ---------      ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0              0               0                0               0
     Units redeemed                                   0              0               0                0               0
     Units transferred                                0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0              0               0                0               0
Beginning units                                       0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0              0               0                0               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.72%:
     Units sold                                       0        899,852       1,706,096        1,944,861               0
     Units redeemed                                   0        (19,256)        (52,043)         (85,303)              0
     Units transferred                                0        180,236         385,356          547,301               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0      1,060,832       2,039,409        2,406,859               0
Beginning units                                       0        254,227         698,642          880,667               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0      1,315,059       2,738,051        3,287,526               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.77% (1):
     Units sold                                       0        203,175         344,405          426,321               0
     Units redeemed                                   0        (24,195)        (31,610)         (55,463)              0
     Units transferred                                0        110,907         245,505          216,148               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0        289,887         558,300          587,006               0
Beginning units                                       0        210,581         491,231          598,035               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0        500,468       1,049,531        1,185,041               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  35,910         22,287          32,289           55,933               0
     Units redeemed                              (8,867)        (2,833)        (12,897)         (12,659)              0
     Units transferred                          129,324         63,177         153,343          179,382               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding        156,367         82,631         172,735          222,656               0
Beginning units                                 210,925         79,226         207,087          358,531               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                    367,292        161,857         379,822          581,187               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0              0               0                0               0
     Units redeemed                                   0              0               0                0               0
     Units transferred                                0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0              0               0                0               0
Beginning units                                       0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0              0               0                0               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0              0               0                0               0
     Units redeemed                                   0              0               0                0               0
     Units transferred                                0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0              0               0                0               0
Beginning units                                       0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0              0               0                0               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0              0               0                0               0
     Units redeemed                                   0              0               0                0               0
     Units transferred                                0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0              0               0                0               0
Beginning units                                       0              0               0                0               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0              0               0                0               0
                                             ==========      =========       =========        =========      ==========
Contracts With Total Expenses of 1.97%:
     Units sold                                       0         70,821         153,988          206,331               0
     Units redeemed                                   0         (4,387)         (5,233)          (6,229)              0
     Units transferred                                0         37,610          61,053           24,902               0
                                             ----------      ---------       ---------        ---------      ----------
Increase (decrease) in units outstanding              0        104,044         209,808          225,004               0
Beginning units                                       0         45,864          95,468          142,894               0
                                             ----------      ---------       ---------        ---------      ----------
Ending units                                          0        149,908         305,276          367,898               0
                                             ==========      =========       =========        =========      ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in WM Diversified Strategies product.

(6)   Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                     U.S.
                                                                                                  Government/
                                            Cash               Growth-  High-Income                 AAA-Rated   Growth    Mid Cap
                                         Management  Growth    Income     Bond      International Securities  and Income    Value
                                            Fund      Fund       Fund      Fund           Fund        Fund    Portfolio   Portfolio
                                          (Class 3) (Class 3) (Class 3)  (Class 3)     (Class 3)    (Class 3) (Class VC) (Class VC)
                                         ---------- --------- --------- ----------- ------------- ----------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                              7,438    27,315    39,282      8,065       31,132        8,506           0          0
      Units redeemed                       (423,752) (623,254) (932,173)  (144,525)    (595,014)    (298,202)          0          0
      Units transferred                     241,573   (65,347)   (3,268)   (43,146)      49,358     (144,131)          0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding   (174,741) (661,286) (896,159)  (179,606)    (514,524)    (433,827)          0          0
Beginning units                           1,126,006 4,054,456 5,502,001    888,085    3,592,749    1,784,257           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                951,265 3,393,170 4,605,842    708,479    3,078,225    1,350,430           0          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.40%:
      Units sold                                  0        93       576          0          251            0           0          0
      Units redeemed                         (1,943)  (22,130)  (23,688)    (6,866)     (33,333)      (5,646)          0          0
      Units transferred                      (2,468)   (3,368)    5,772       (793)        (387)        (808)          0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding     (4,411)  (25,405)  (17,340)    (7,659)     (33,469)      (6,454)          0          0
Beginning units                               9,169   152,694   199,899     24,948      140,206       47,857           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                  4,758   127,289   182,559     17,289      106,737       41,403           0          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.52%
 (1):
      Units sold                                  0         0         0          0            0            0   1,393,380          0
      Units redeemed                              0         0         0          0            0            0    (105,104)         0
      Units transferred                           0         0         0          0            0            0     694,063          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0   1,982,339          0
Beginning units                                   0         0         0          0            0            0   1,897,911          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                      0         0         0          0            0            0   3,880,250          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.52%
 (2):
      Units sold                                  0         0         0          0            0            0     398,403    292,213
      Units redeemed                              0         0         0          0            0            0    (305,563)  (367,678)
      Units transferred                           0         0         0          0            0            0   2,411,230  3,472,610
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0   2,504,070  3,397,145
Beginning units                                   0         0         0          0            0            0   4,373,549  3,582,951
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                      0         0         0          0            0            0   6,877,619  6,980,096
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.52%
 (3):
      Units sold                                  0         0         0          0            0            0           0          0
      Units redeemed                              0         0         0          0            0            0           0          0
      Units transferred                           0         0         0          0            0            0           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0           0          0
Beginning units                                   0         0         0          0            0            0           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                      0         0         0          0            0            0           0          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.52%
 (4):
      Units sold                                  0         0         0          0            0            0     312,278          0
      Units redeemed                              0         0         0          0            0            0     (12,377)         0
      Units transferred                           0         0         0          0            0            0      58,716          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0     358,617          0
Beginning units                                   0         0         0          0            0            0     103,542          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                      0         0         0          0            0            0     462,159          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.55%
 (5):
      Units sold                                  0         0         0          0            0            0           0          0
      Units redeemed                              0         0         0          0            0            0           0          0
      Units transferred                           0         0         0          0            0            0           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0           0          0
Beginning units                                   0         0         0          0            0            0           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Ending units                                      0         0         0          0            0            0           0          0
                                          ========= ========= =========   ========    =========    =========   =========  =========
Contracts With Total Expenses of 1.55%
 (6):
      Units sold                                  0         0         0          0            0            0           0          0
      Units redeemed                              0         0         0          0            0            0           0          0
      Units transferred                           0         0         0          0            0            0           0          0
                                          --------- --------- ---------   --------    ---------    ---------   ---------  ---------
Increase (decrease) in units outstanding          0         0         0          0            0            0           0          0
Beginning units                                   0         0         0          0            0            0           0          0
                                          --------- -------------------------------------------------------------------- ----------
Ending units                                      0         0         0          0            0            0           0          0
                                          ========= ========= =========   ========    =========    =========   =========  =========

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                      U.S.
                                                                                                   Government/
                                             Cash               Growth-  High-Income                AAA-Rated    Growth     Mid Cap
                                          Management  Growth     Income     Bond     International Securities   & Income     Value
                                             Fund      Fund       Fund      Fund          Fund        Fund     Portfolio   Portfolio
                                          (Class 3)  (Class 3) (Class 3)  (Class 3)    (Class 3)    (Class 3)  (Class VC) (Class VC)
                                          ---------- --------- --------- ----------- ------------- ----------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                               0         0         0          0            0              0            0        0
      Units redeemed                           0         0         0          0            0              0            0        0
      Units transferred                        0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0            0        0
Beginning units                                0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0            0        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.72%:
      Units sold                               0         0         0          0            0              0      695,197        0
      Units redeemed                           0         0         0          0            0              0      (15,392)       0
      Units transferred                        0         0         0          0            0              0       76,976        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0      756,781        0
Beginning units                                0         0         0          0            0              0      204,693        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0      961,474        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.77%
 (1):
      Units sold                               0         0         0          0            0              0      114,935        0
      Units redeemed                           0         0         0          0            0              0      (12,372)       0
      Units transferred                        0         0         0          0            0              0       88,028        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0      190,591        0
Beginning units                                0         0         0          0            0              0      235,120        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0      425,711        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.77%
 (2):
      Units sold                               0         0         0          0            0              0       35,710   17,565
      Units redeemed                           0         0         0          0            0              0       (5,866)  (6,012)
      Units transferred                        0         0         0          0            0              0       85,838  119,093
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0      115,682  130,646
Beginning units                                0         0         0          0            0              0      249,363  172,132
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0      365,045  302,778
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.77%
 (3):
      Units sold                               0         0         0          0            0              0            0        0
      Units redeemed                           0         0         0          0            0              0            0        0
      Units transferred                        0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0            0        0
Beginning units                                0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0            0        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.80%:
      Units sold                               0         0         0          0            0              0            0        0
      Units redeemed                           0         0         0          0            0              0            0        0
      Units transferred                        0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0            0        0
Beginning units                                0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0            0        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.95%:
      Units sold                               0         0         0          0            0              0            0        0
      Units redeemed                           0         0         0          0            0              0            0        0
      Units transferred                        0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0            0        0
Beginning units                                0         0         0          0            0              0            0        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0            0        0
                                              ==        ==        ==         ==           ==            ===      =======  =======
Contracts With Total Expenses of 1.97%:
      Units sold                               0         0         0          0            0              0       62,847        0
      Units redeemed                           0         0         0          0            0              0         (761)       0
      Units transferred                        0         0         0          0            0              0       16,754        0
                                              --        --        --         --           --            ---      -------  -------
Increase (decrease) in units outstanding       0         0         0          0            0              0       78,840        0
Beginning units                                0         0         0          0            0              0       32,421        0
                                              --        --        --         --           --            ---      -------  -------
Ending units                                   0         0         0          0            0              0      111,261        0
                                              ==        ==        ==         ==           ==            ===      =======  =======

----------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies product.

(6)  Offered in WM Diversified Strategies III product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment            Total Return
                            Lowest to           Net Assets        Lowest         Income                Lowest to
Year     Units          Highest ($) (15)           ($)        to Highest (1)    Ratio (2)             Highest (3)
----   ----------   -----------------------   -------------   --------------   ----------   ------------------------------
Asset Allocation Portfolio (Class 1)
2005   13,938,800   22.82   to   23.08          321,733,604   1.52% to 1.77%      2.95%       3.13%       to     3.39%
2004   17,122,617   22.12   to   22.33          382,278,134   1.52% to 1.77%      2.75%       8.40%       to     8.67%
2003   19,778,098   20.41   to   20.55          406,341,547   1.52% to 1.77%      3.56%      20.90%       to    21.21%
2002   22,596,627   16.88   to   16.95          383,026,126   1.52% to 1.77%      3.58%      -9.16%       to    -8.94%
2001   26,490,821   18.58   to   18.61          493,103,920   1.52% to 1.77%      3.25%      -4.45%       to    -4.29%

Capital Appreciation Portfolio (Class 1)
2005   19,508,840   10.61   to   39.70 (16)     757,649,565   1.52% to 1.77%      0.29%       9.69%       to     9.96%
2004   24,027,428    9.67   to   36.11 (16)     851,237,491   1.52% to 1.77%      0.00%       7.20%       to     7.47%
2003   27,625,806    9.02   to   33.60 (16)     911,917,258   1.52% to 1.77%      0.00%      29.93%       to    30.26%
2002   30,996,689    6.67   to   25.79          788,499,972   1.52% to 1.77%      0.00%     -24.02%       to   -23.83%
2001   37,971,758    8.75   to   33.86        1,282,089,364   1.52% to 1.77%      0.24%     -14.14%       to    -8.61% (7)

Government and Quality Bond Portfolio (Class 1)
2005   18,471,409   11.57   to   17.16          313,817,725   1.52% to 1.77%      3.79%       0.84%       to     1.09%
2004   21,889,014   11.48   to   16.97          368,063,059   1.52% to 1.77%      4.58%       1.59%       to     1.85%
2003   28,398,316   11.30   to   16.66          469,029,141   1.52% to 1.77%      3.81%       0.72%       to     0.98%
2002   38,452,613   11.22   to   16.50          630,595,043   1.52% to 1.77%      3.87%       7.39%       to     7.66%
2001   32,076,434   10.44   to   15.33          490,147,870   1.52% to 1.77%      4.79%       4.44% (7)   to     5.31%

Growth Portfolio (Class 1)
2005   10,505,079   30.37   to   30.75          322,928,294   1.52% to 1.77%      0.87%       5.25%       to     5.51%
2004   12,878,108   28.86   to   29.14          375,237,336   1.52% to 1.77%      0.56%       8.91%       to     9.18%
2003   14,192,988   26.50   to   26.69          378,795,802   1.52% to 1.77%      0.55%      27.64%       to    27.96%
2002   15,679,505   20.76   to   20.86          327,038,132   1.52% to 1.77%      0.36%     -23.53%       to   -23.34%
2001   18,606,872   27.14   to   27.21          506,246,265   1.52% to 1.77%      0.14%     -14.60%       to   -14.40%

Natural Resources Portfolio (Class 1)
2005    4,551,838   38.95   to   39.44          179,488,507   1.52% to 1.77%      0.51%      43.55%       to    43.91%
2004    4,139,858   27.13   to   27.41          113,436,088   1.52% to 1.77%      0.75%      22.85%       to    23.16%
2003    4,047,710   22.09   to   22.25           90,042,277   1.52% to 1.77%      0.71%      45.13%       to    45.50%
2002    4,559,166   15.22   to   15.29           69,713,852   1.52% to 1.77%      0.84%       6.50%       to     6.75%
2001    3,952,336   14.29   to   14.33           56,619,278   1.52% to 1.77%      0.42%      -2.83%       to    -2.58%

Asset Allocation Portfolio (Class 2)
2005      771,375   22.54   to   22.94           17,640,251   1.52% to 1.97%      2.89%       2.77%       to     3.23%
2004      829,438   21.93   to   22.22           18,384,242   1.52% to 1.97%      2.76%       8.01%       to     8.49%
2003      622,230   20.30   to   20.48           12,717,893   1.52% to 1.97%      3.91%      20.49%       to    21.03%
2002      357,271   16.85   to   16.92            6,038,100   1.52% to 1.97%      4.97%      -9.45%       to    -9.07%
2001       31,423   18.61   to   18.64              584,782   1.52% to 1.97%      2.99%      -0.21% (4)   to     2.32% (6)

Capital Appreciation Portfolio (Class 2)
2005    3,183,176   39.29   to   39.61 (16)     125,735,996   1.40% to 1.97%      0.16%       9.30%       to     9.93%
2004    3,423,701   35.95   to   36.04 (16)     123,237,079   1.40% to 1.97%      0.00%       6.82%       to     7.44%
2003    2,994,700   33.65   to   33.54 (16)     100,495,406   1.40% to 1.97%      0.00%      29.48%       to    30.23%
2002    2,179,813   25.62   to   26.45           56,271,844   1.40% to 1.97%      0.00%     -24.30%       to   -23.88%
2001      407,543   33.79   to   34.85           13,819,885   1.40% to 1.97%      0.06%      -4.48% (4)   to     8.65% (6)

Government and Quality Bond Portfolio (Class 2)
2005    7,329,772   16.78   to   17.07          124,714,245   1.52% to 1.97%      3.78%       0.49%       to     0.94%
2004    7,672,011   16.70   to   16.91          129,395,172   1.52% to 1.97%      4.66%       1.24%       to     1.70%
2003    7,704,078   16.49   to   16.63          127,810,283   1.52% to 1.97%      4.18%       0.37%       to     0.82%
2002    5,891,482   16.43   to   16.49           96,976,031   1.52% to 1.97%      4.32%       7.03%       to     7.49%
2001    1,017,252   15.32   to   15.35           15,586,265   1.52% to 1.97%      0.95%      -2.07% (6)   to     2.74% (4)

Growth Portfolio (Class 2)
2005    2,499,894   30.13   to   30.59           76,357,097   1.52% to 1.97%      0.75%       4.88%       to     5.35%
2004    2,657,729   28.73   to   29.04           77,079,482   1.52% to 1.97%      0.46%       8.53%       to     9.02%
2003    2,210,630   26.47   to   26.64           58,824,652   1.52% to 1.97%      0.44%      27.20%       to    27.77%
2002    1,397,633   20.78   to   20.85           29,117,918   1.52% to 1.97%      0.29%     -23.68%       to   -23.45%
2001      278,150   27.22   to   27.27            7,573,659   1.52% to 1.97%      0.03%      -2.67% (4)   to     5.29% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($) (15)           ($)        to Highest (1)    Ratio (2)              Highest (3)
----   ----------   -----------------------   -------------   --------------   ----------   -------------------------------
Natural Resources Portfolio (Class 2)
2005      847,774   38.66   to   39.34           33,185,413   1.52% to 1.97%      0.41%      43.05%       to    43.69% (17)
2004      781,704   27.02   to   27.38           21,312,223   1.52% to 1.97%      0.70%      22.43%       to    22.98%
2003      565,717   22.07   to   22.26 (16)      12,549,472   1.52% to 1.97%      0.62%      44.62%       to    45.26%
2002      413,557   15.21   to   15.33            6,317,702   1.52% to 1.97%      0.87%       6.18%       to     6.62%
2001       52,020   14.31   to   14.37              745,701   1.52% to 1.97%      0.07%      -2.34% (4)   to     8.19% (6)

Asset Allocation Portfolio (Class 3)
2005      750,594   22.52   to   22.83           17,058,830   1.52% to 1.97%      2.92%       2.67%       to     3.13%
2004      539,411   21.94   to   22.13           11,903,503   1.52% to 1.97%      2.85%       7.90%       to     8.39%
2003      140,877   20.33   to   20.42            2,872,884   1.52% to 1.97%      4.32%      20.36%       to    20.93%
2002       15,141   16.89   to   16.90              255,785   1.52% to 1.97%      0.01%       4.65% (10)  to     4.70% (10)
2001            -       -            -                    -               -          -           -                  -

Capital Appreciation Portfolio (Class 3)
2005    6,681,856   38.85   to   39.43          262,830,722   1.52% to 1.97%      0.08%       9.20%       to     9.69%
2004    4,699,455   35.58   to   35.95          168,649,045   1.52% to 1.97%      0.00%       6.73%       to     7.20%
2003    1,741,037   33.33   to   33.53           58,331,792   1.52% to 1.97%      0.00%      29.41%       to    29.99%
2002      180,826   25.76   to   25.79            4,663,663   1.52% to 1.97%      0.00%       6.51% (10)  to     6.67% (10)
2001            -       -            -                    -               -          -           -                  -

Government and Quality Bond Portfolio (Class 3)
2005   17,250,525   16.73   to   17.00          292,427,365   1.52% to 1.97%      3.79%       0.39%       to     0.84%
2004   12,740,224   16.67   to   16.85          214,338,476   1.52% to 1.97%      4.92%       1.14%       to     1.60%
2003    6,769,120   16.48   to   16.59          112,179,625   1.52% to 1.97%      5.05%       0.26%       to     0.71%
2002      463,430   16.44   to   16.47            7,630,720   1.52% to 1.97%      0.00%       0.41% (10)  to     0.62% (10)
2001            -       -            -                    -               -          -           -                  -

Growth Portfolio (Class 3)
2005    4,809,610   30.05   to   30.51          146,367,054   1.52% to 1.97%      0.70%       4.77%       to     5.25%
2004    3,447,573   28.68   to   28.99           99,754,464   1.52% to 1.97%      0.39%       8.43%       to     8.91%
2003    1,346,317   26.45   to   26.61           35,799,120   1.52% to 1.97%      0.45%      27.09%       to    27.66%
2002      106,492   20.81   to   20.85            2,219,418   1.52% to 1.97%      0.00%       7.18% (10)  to     7.37% (10)
2001            -       -            -                    -               -          -           -                  -

Natural Resources Portfolio (Class 3)
2005    1,488,282   38.48   to   39.09           57,999,175   1.52% to 1.97%      0.34%      42.92%       to    43.55%
2004      779,599   26.93   to   27.23           21,183,866   1.52% to 1.97%      0.62%      22.34%       to    22.88%
2003      270,101   22.01   to   22.16            5,978,089   1.52% to 1.97%      0.69%      44.51%       to    45.11%
2002       11,546   15.23   to   15.27              176,176   1.52% to 1.97%      0.00%      10.75% (10)  to    11.05% (10)
2001            -       -            -                    -               -          -           -                  -

Aggressive Growth Portfolio (Class 1)
2005    7,756,045    8.25   to   15.78          121,925,535   1.52% to 1.77%      0.00%       6.83%       to     7.10%
2004    9,797,972    7.72   to   14.73          143,920,224   1.52% to 1.77%      0.00%      14.73%       to    15.02%
2003   11,780,987    6.73   to   12.81          150,483,074   1.52% to 1.77%      0.00%      26.21%       to    26.52%
2002   12,632,584    5.33   to   10.12          127,477,665   1.52% to 1.77%      0.27%     -26.02%       to   -25.83%
2001   17,733,281    7.21   to   13.65          241,620,812   1.52% to 1.77%      0.37%     -32.85%       to   -32.71%

Alliance Growth Portfolio (Class 1)
2005   20,472,605    9.03   to   33.40          677,466,507   1.52% to 1.77%      0.38%      14.58%       to    14.86% (17)
2004   25,978,046    7.89   to   29.08          749,771,483   1.52% to 1.77%      0.30%       6.05%       to     6.31%
2003   32,778,585    7.44   to   27.35          890,904,857   1.52% to 1.77%      0.25%      23.61%       to    23.92%
2002   39,641,359    6.02   to   22.08          870,617,516   1.52% to 1.77%      0.25%     -32.50%       to   -32.32%
2001   52,545,366    8.91   to   32.62        1,711,659,087   1.52% to 1.77%      0.00%     -15.50%       to    -8.58%

Blue Chip Growth Portfolio (Class 1)
2005    3,948,546    5.98   to    7.37           24,055,659   1.52% to 1.77%      0.59%       0.75%       to     1.00%
2004    4,146,996    5.94   to    7.29           25,017,804   1.52% to 1.77%      0.15%       3.39%       to     3.65%
2003    4,616,456    5.74   to    7.04           26,875,421   1.52% to 1.77%      0.18%      23.80%       to    24.11%
2002    3,857,145    4.64   to    5.67           18,110,737   1.52% to 1.77%      0.26%     -30.53%       to   -30.35%
2001    4,014,050    6.67   to    8.14           26,966,192   1.52% to 1.77%      0.07%     -22.20%       to   -21.91%

Cash Management Portfolio (Class 1)
2005    9,367,344   10.00   to   13.00          121,430,235   1.52% to 1.77%      1.04%       0.99%       to     1.24%
2004   10,546,190    9.90   to   12.84          135,050,861   1.52% to 1.77%      0.76%      -0.95%       to    -0.70%
2003   13,706,050   10.00   to   12.93 (16)     176,856,444   1.52% to 1.77%      1.86%      -1.10%       to    -0.85%
2002   23,596,133   10.08   to   13.04          307,141,194   1.52% to 1.77%      3.10%      -0.44%       to    -0.16%
2001   32,312,648   10.09   to   13.06          421,899,357   1.52% to 1.77%      4.50%       0.93%       to     2.10%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($) (15)           ($)        to Highest (1)    Ratio (2)              Highest (3)
----   ----------   -----------------------   -------------   --------------   ----------   -------------------------------
Corporate Bond Portfolio (Class 1)
2005   10,147,415   17.00   to   17.22          174,651,502   1.52% to 1.77%      4.46%       0.12%       to     0.37%
2004   11,355,796   16.98   to   17.15          194,730,836   1.52% to 1.77%      4.89%       4.95%       to     5.21%
2003   13,408,143   16.18   to   16.30          218,565,601   1.52% to 1.77%      5.82%       9.98%       to    10.25%
2002   14,224,882   14.71   to   14.79          210,330,249   1.52% to 1.77%      6.10%       5.57%       to     5.84%
2001   15,499,812   13.93   to   13.97          216,560,752   1.52% to 1.77%      6.22%       5.63%       to     5.93%

Davis Venture Value Portfolio (Class 1)
2005   43,943,760   11.71   to   34.37        1,496,562,341   1.52% to 1.77%      0.97%       8.67%       to     8.94%
2004   52,961,565   10.77   to   31.55        1,657,605,750   1.52% to 1.77%      0.85%      11.52%       to    11.80%
2003   60,656,992    9.66   to   28.22        1,699,121,533   1.52% to 1.77%      0.86%      30.78%       to    31.11%
2002   68,157,742    7.39   to   21.52        1,458,372,495   1.52% to 1.77%      0.57%     -18.20%       to   -17.99%
2001   81,252,137    9.03   to   26.25        2,129,293,163   1.52% to 1.77%      0.49%     -12.90%       to    -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2005    5,091,088   10.77   to   10.91           55,512,513   1.52% to 1.77%      2.27%      -4.44%       to    -4.20%
2004    6,929,443   11.27   to   11.38           78,877,465   1.52% to 1.77%      2.26%       7.70%       to     7.97%
2003    8,147,568   10.47   to   10.54           85,890,387   1.52% to 1.77%      2.62%      17.92%       to    18.21%
2002   10,094,981    8.88   to    8.92           90,030,864   1.52% to 1.77%      1.78%      -8.19%       to    -7.97%
2001    9,927,869    9.67   to    9.69           96,213,062   1.52% to 1.77%      2.31%       5.98%       to     6.24%

Emerging Markets Portfolio (Class 1)
2005    8,139,591   14.71   to   22.31          121,396,530   1.52% to 1.77%      0.34%      34.81%       to    35.14% (17)
2004    7,976,447   10.92   to   16.51           88,049,372   1.52% to 1.77%      1.04%      22.32%       to    22.63%
2003    9,111,544    8.92   to   13.46           82,029,038   1.52% to 1.77%      0.00%      49.91%       to    50.30%
2002    9,646,840    5.95   to    8.96           57,748,534   1.52% to 1.77%      0.24%      -8.77%       to    -8.55%
2001   10,117,883    6.52   to    9.79           66,192,705   1.52% to 1.77%      0.26%      -3.43%       to    -3.19%

Federated American Leaders Portfolio (Class 1)
2005    6,941,211   17.92   to   18.15          125,937,063   1.52% to 1.77%      1.49%       2.84%       to     3.09%
2004    8,953,274   17.42   to   17.60          157,581,658   1.52% to 1.77%      1.39%       7.97%       to     8.23%
2003   10,581,822   16.14   to   16.26          172,085,602   1.52% to 1.77%      1.56%      25.34%       to    25.65%
2002   12,667,279   12.87   to   12.94          163,949,976   1.52% to 1.77%      1.05%     -21.18%       to   -20.98%
2001   13,604,653   16.33   to   16.38          222,847,450   1.52% to 1.77%      1.34%      -4.08%       to    -3.81%

Global Bond Portfolio (Class 1)
2005    4,424,400   11.42   to   17.60           77,386,541   1.52% to 1.77%      3.10%       2.75%       to     3.01%
2004    4,872,325   11.11   to   17.09           82,766,021   1.52% to 1.77%      0.00%       2.14%       to     2.40%
2003    5,769,975   10.88   to   16.69           95,804,408   1.52% to 1.77%      0.00%       1.74%       to     2.00%
2002    6,716,447   10.69   to   16.36          109,483,943   1.52% to 1.77%      1.63%       4.09%       to     4.36%
2001    7,912,911   10.27   to   15.68          123,904,152   1.52% to 1.77%      9.05%       2.71% (7)   to     3.43%

Global Equities Portfolio (Class 1)
2005    8,990,627    8.95   to   19.71          176,433,813   1.52% to 1.77%      0.27%      13.76%       to    14.04% (17)
2004   10,797,429    7.86   to   17.28          185,921,956   1.52% to 1.77%      0.30%       9.91%       to    10.18%
2003   13,408,682    7.16   to   15.69          209,702,594   1.52% to 1.77%      0.27%      24.31%       to    24.62%
2002   16,209,158    5.76   to   12.59          203,550,069   1.52% to 1.77%      0.00%     -28.13%       to   -27.95%
2001   21,219,039    8.01   to   17.47          370,629,037   1.52% to 1.77%      0.09%     -19.91% (7)   to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
2005    2,095,442    7.03   to    7.12           14,900,856   1.52% to 1.77%      0.44%       1.79%       to     2.04%
2004    2,722,190    6.90   to    6.97           18,976,094   1.52% to 1.77%      0.00%      11.03%       to    11.31%
2003    3,464,986    6.22   to    6.27           21,703,835   1.52% to 1.77%      0.00%      23.03%       to    23.34%
2002    4,749,984    5.05   to    5.08           24,126,826   1.52% to 1.77%      0.00%     -29.35%       to   -29.17%
2001    3,841,206    7.15   to    7.17           27,549,026   1.52% to 1.77%      0.00%     -26.51%       to   -26.32%

Growth-Income Portfolio (Class 1)
2005   18,999,995    9.38   to   29.92          560,747,209   1.52% to 1.77%      0.54%       5.32%       to     5.58% (17)
2004   24,966,616    8.90   to   28.34          699,908,679   1.52% to 1.77%      0.67%       9.58%       to     9.85%
2003   30,394,384    8.12   to   25.80          776,995,860   1.52% to 1.77%      0.97%      23.44%       to    23.75%
2002   36,398,814    6.58   to   20.85          753,004,518   1.52% to 1.77%      0.81%     -22.53%       to   -22.34%
2001   45,788,298    8.50   to   26.85        1,225,678,038   1.52% to 1.77%      0.73%     -17.38%       to   -14.85%

Growth Opportunities Portfolio (Class 1)
2005    2,903,895    5.02   to    5.07           14,730,534   1.52% to 1.77%      0.00%       5.77%       to     6.03%
2004    3,801,186    4.74   to    4.79           18,188,614   1.52% to 1.77%      0.00%       4.31%       to     4.57%
2003    6,188,391    4.55   to    4.58           28,319,772   1.52% to 1.77%      0.00%      32.60%       to    32.94%
2002    3,695,364    3.43   to    3.44           12,720,943   1.52% to 1.77%      0.00%     -40.86%       to   -40.71%
2001    5,524,912    5.80   to    5.81           32,083,452   1.52% to 1.77%      0.01%     -34.33%       to   -34.23%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)              Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   -------------------------------
High-Yield Bond Portfolio (Class 1)
2005   10,415,282   18.45   to   18.66          194,304,447   1.52% to 1.77%       8.88%      6.96%       to     7.23%
2004   13,555,787   17.25   to   17.40          235,859,948   1.52% to 1.77%       8.58%     15.40%       to    15.69%
2003   17,536,682   14.95   to   15.04          263,751,824   1.52% to 1.77%       7.24%     29.25%       to    29.58%
2002   16,641,423   11.56   to   11.61          193,154,934   1.52% to 1.77%      13.87%     -7.40%       to    -7.23%
2001   17,458,607   12.49   to   12.51          218,429,272   1.52% to 1.77%      11.93%     -5.94%       to    -5.78%

International Diversified Equities Portfolio (Class 1)
2005   11,973,066   11.83   to   11.98          143,352,493   1.52% to 1.77%       1.48%     11.78%       to    12.06%
2004   14,219,830   10.58   to   10.69          151,934,480   1.52% to 1.77%       1.88%     14.45%       to    14.73%
2003   16,924,576    9.25   to    9.31          157,610,826   1.52% to 1.77%       4.68%     29.49%       to    29.81%
2002   17,884,949    7.14   to    7.17          128,306,550   1.52% to 1.77%       0.00%    -29.74%       to   -29.63%
2001   21,181,173   10.16   to   10.20          215,943,512   1.52% to 1.77%       0.00%    -25.36%       to   -25.11%

International Growth and Income Portfolio (Class 1)
2005   13,993,625   10.71   to   15.12          209,984,834   1.52% to 1.77%       0.85%     12.28%       to    12.56%
2004   16,230,640    9.54   to   13.43          217,669,286   1.52% to 1.77%       1.24%     18.74%       to    19.04%
2003   17,140,775    8.04   to   11.28          193,131,037   1.52% to 1.77%       1.46%     34.52%       to    34.87%
2002   19,479,623    5.97   to    8.37          162,880,210   1.52% to 1.77%       0.40%    -22.32%       to   -22.12%
2001   22,262,098    7.69   to   10.74          239,094,318   1.52% to 1.77%       0.30%    -23.60%       to   -22.98%

Marsico Growth Portfolio (Class 1)
2005    5,993,627   11.27   to   11.41           68,345,854   1.52% to 1.77%       0.00%      8.77%       to     9.04%
2004    6,278,390   10.36   to   10.47           65,643,534   1.52% to 1.77%       0.00%      9.30%       to     9.57%
2003    7,828,738    9.48   to    9.55           74,743,943   1.52% to 1.77%       0.00%     27.94%       to    28.26%
2002    6,107,627    7.41   to    7.45           45,471,818   1.52% to 1.77%       0.01%    -12.82%       to   -12.60%
2001    1,513,677    8.50   to    8.52           12,891,866   1.52% to 1.77%       0.08%    -15.02%       to   -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2005    7,919,315    9.55   to   21.07          166,238,426   1.52% to 1.77%       0.77%      5.84%       to     6.10% (17)
2004    9,734,051    9.02   to   19.86          192,713,777   1.52% to 1.77%       0.79%      9.90%       to    10.18%
2003   11,732,320    8.21   to   18.03          210,872,350   1.52% to 1.77%       0.84%     20.34%       to    20.64%
2002   13,381,250    6.82   to   14.94          199,506,403   1.52% to 1.77%       1.11%    -22.39%       to   -22.17%
2001   15,694,164    8.79   to   19.20          301,165,214   1.52% to 1.77%       0.58%    -17.50%       to    -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
2005   11,316,233    6.34   to   10.78          120,741,874   1.52% to 1.77%       0.00%      1.38%       to     1.63%
2004   14,652,379    6.26   to   10.61          154,117,911   1.52% to 1.77%       0.00%     12.09%       to    12.37%
2003   17,207,140    5.58   to    9.44          161,264,715   1.52% to 1.77%       0.00%     34.83%       to    35.17%
2002   15,867,361    4.14   to    6.98          110,093,400   1.52% to 1.77%       0.00%    -48.10%       to   -47.97%
2001   20,963,212    7.98   to   13.42          280,925,844   1.52% to 1.77%       0.00%    -23.98%       to   -20.12%

MFS Total Return Portfolio (Class 1)
2005   19,397,126   11.73   to   25.47          488,726,740   1.52% to 1.77%       2.11%      1.24%       to     1.49%
2004   22,025,002   11.59   to   25.10          547,419,678   1.52% to 1.77%       0.19%      9.35%       to     9.63%
2003   24,019,322   10.60   to   22.89          544,742,108   1.52% to 1.77%       4.31%     14.81%       to    15.10%
2002   24,289,315    9.23   to   19.89          479,330,975   1.52% to 1.77%       1.99%     -6.52%       to    -6.28%
2001   19,913,267    9.88   to   21.22          421,206,266   1.52% to 1.77%       2.16%     -1.23% (7)   to    -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
2005    8,783,260    7.44   to   18.25          159,424,404   1.52% to 1.77%       0.58%      4.21%       to     4.47%
2004   11,438,565    7.14   to   17.47          198,871,321   1.52% to 1.77%       0.13%      3.16%       to     3.42%
2003   14,141,346    6.92   to   16.90          237,882,292   1.52% to 1.77%       0.26%     21.84%       to    22.15%
2002   17,446,637    5.68   to   13.83          240,404,541   1.52% to 1.77%       0.16%    -27.75%       to   -27.56%
2001   22,851,433    7.86   to   19.10          435,653,875   1.52% to 1.77%       0.00%    -25.46%       to   -25.27%

Real Estate Portfolio (Class 1)
2005    5,696,302   23.54   to   23.84          135,771,300   1.52% to 1.77%       1.93%     11.31%       to    11.58%
2004    7,121,147   21.15   to   21.36          152,120,150   1.52% to 1.77%       2.67%     32.21%       to    32.53%
2003    7,594,788   16.00   to   16.12          122,416,709   1.52% to 1.77%       2.80%     35.57%       to    35.91%
2002    7,757,007   11.80   to   11.86           91,995,250   1.52% to 1.77%       2.62%      4.35%       to     4.60%
2001    7,172,931   11.31   to   11.34           81,333,161   1.52% to 1.77%       3.31%      4.15%       to     4.45%

SunAmerica Balanced Portfolio (Class 1)
2005    9,426,437    8.37   to   15.02          140,851,928   1.52% to 1.77%       2.33%      0.11%       to     0.36%
2004   12,147,521    8.36   to   14.96          181,055,953   1.52% to 1.77%       1.47%      4.90%       to     5.16%
2003   14,668,068    7.97   to   14.23          207,974,333   1.52% to 1.77%       2.25%     13.10%       to    13.38%
2002   17,233,212    7.04   to   12.55          215,613,157   1.52% to 1.77%       2.43%    -16.66%       to   -16.45%
2001   22,518,749    8.45   to   15.02          337,548,695   1.52% to 1.77%       2.08%    -14.69%       to   -14.45%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment            Total Return
                            Lowest to           Net Assets        Lowest         Income                Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)             Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   ------------------------------
Technology Portfolio (Class 1)
2005    8,755,032    2.38   to    2.41           21,113,755   1.52% to 1.77%      0.00%      -1.96%       to    -1.71%
2004   10,833,574    2.43   to    2.45           26,583,352   1.52% to 1.77%      0.00%      -4.24%       to    -4.00%
2003   16,991,531    2.54   to    2.56           43,437,344   1.52% to 1.77%      0.00%      48.11%       to    48.49%
2002    9,995,666    1.71   to    1.72           17,208,681   1.52% to 1.77%      0.00%     -50.24%       to   -50.12%
2001   10,990,179    3.44   to    3.45           37,936,739   1.52% to 1.77%      0.00%     -48.54%       to   -48.41%

Telecom Utility Portfolio (Class 1)
2005    2,789,284   12.04   to   12.19           34,000,852   1.52% to 1.77%      4.07%       4.65%       to     4.91%
2004    3,533,027   11.51   to   11.62           41,052,332   1.52% to 1.77%      4.91%      14.73%       to    15.01%
2003    3,944,574   10.03   to   10.10           39,854,376   1.52% to 1.77%      5.95%      16.69%       to    16.98%
2002    5,230,584    8.60   to    8.64           45,179,776   1.52% to 1.77%      8.96%     -25.11%       to   -24.92%
2001    6,068,713   11.48   to   11.50           69,815,226   1.52% to 1.77%      3.20%     -15.21%       to   -15.02%

Worldwide High Income Portfolio (Class 1)
2005    3,031,147   19.61   to   19.82           60,077,709   1.52% to 1.77%      7.57%       5.43%       to     5.69%
2004    3,683,254   18.60   to   18.75           69,072,552   1.52% to 1.77%      6.15%       7.50%       to     7.77%
2003    4,418,403   17.31   to   17.40           76,886,755   1.52% to 1.77%      8.04%      23.73%       to    24.04%
2002    4,663,547   13.99   to   14.03           65,426,237   1.52% to 1.77%     13.42%      -2.04%       to    -1.89%
2001    5,597,800   14.28   to   14.30           80,044,651   1.52% to 1.77%     12.28%      -4.84%       to    -4.70%

Aggressive Growth Portfolio (Class 2)
2005      844,654   15.42   to   15.66           13,205,800   1.52% to 1.97%      0.00%       6.46%       to     6.93%
2004      886,233   14.49   to   14.64           12,961,719   1.52% to 1.97%      0.00%      14.33%       to    14.85%
2003      925,407   12.67   to   12.75           11,789,546   1.52% to 1.97%      0.00%      25.77%       to    26.34%
2002      620,800   10.06   to   10.11            6,262,412   1.52% to 1.97%      0.25%     -26.23%       to   -25.94%
2001      147,824   13.62   to   13.66            2,014,020   1.52% to 1.97%      0.31%     -14.71% (4)   to     5.40% (6)

Alliance Growth Portfolio (Class 2)
2005    2,245,783   32.55   to   33.42           74,076,893   1.40% to 1.97%      0.26%      14.18%       to    14.83%
2004    2,394,953   28.51   to   29.11           68,896,859   1.40% to 1.97%      0.19%       5.68%       to     6.28%
2003    2,177,923   26.97   to   27.39 (16)      59,042,861   1.40% to 1.97%      0.12%      23.17%       to    23.88%
2002    1,682,633   21.84   to   22.11           36,882,888   1.40% to 1.97%      0.21%     -32.74%       to   -32.34%
2001      415,951   32.40   to   32.74           13,496,477   1.40% to 1.97%      0.00%      -1.19% (4)   to     6.50% (6)

Blue Chip Growth Portfolio (Class 2)
2005    1,793,058    5.94   to    6.03           10,793,351   1.52% to 1.97%      0.43%       0.39%       to     0.85%
2004    2,058,214    5.92   to    5.98           12,287,985   1.52% to 1.97%      0.03%       3.03%       to     3.50%
2003    2,039,524    5.74   to    5.78           11,770,970   1.52% to 1.97%      0.03%      23.38%       to    23.93%
2002    1,397,939    4.65   to    4.66            6,512,851   1.52% to 1.97%      0.25%     -30.67%       to   -30.43%
2001      243,948    6.70   to    6.72            1,634,321   1.52% to 1.97%      0.02%      -7.00% (4)   to     5.30% (6)

Cash Management Portfolio (Class 2)
2005    3,274,033   12.73   to   12.91           42,210,412   1.52% to 1.97%      0.77%       0.57%       to     1.09%
2004    3,787,733   12.65   to   12.78           48,330,416   1.52% to 1.97%      0.66%      -1.36%       to    -0.85%
2003    3,696,208   12.83   to   12.89           47,588,977   1.52% to 1.97%      1.95%      -1.44%       to    -0.99%
2002    3,342,561   12.99   to   13.02           43,487,340   1.52% to 1.97%      4.08%      -0.58%       to    -0.33%
2001      871,255   13.06   to   13.09           11,379,221   1.52% to 1.97%      3.38%      -0.11% (6)   to     0.60% (4)

Corporate Bond Portfolio (Class 2)
2005    3,136,037   16.83   to   17.11           53,570,302   1.52% to 1.97%      4.42%      -0.23%       to     0.22%
2004    3,178,532   16.87   to   17.08           54,193,855   1.52% to 1.97%      5.08%       4.58%       to     5.05%
2003    2,889,715   16.13   to   16.26           46,911,728   1.52% to 1.97%      6.04%       9.59%       to    10.09%
2002    2,151,386   14.71   to   14.77           31,739,857   1.52% to 1.97%      7.51%       5.26%       to     5.68%
2001      450,350   13.95   to   13.99            6,289,279   1.52% to 1.97%      3.69%      -1.49% (6)   to     2.26% (4)

Davis Venture Value Portfolio (Class 2)
2005    5,951,410   33.54   to   34.38          202,665,477   1.40% to 1.97%      0.87%       8.29%       to     8.91%
2004    6,279,634   30.97   to   31.57          196,647,275   1.40% to 1.97%      0.79%      11.14%       to    11.77%
2003    5,403,145   27.86   to   28.25          151,609,252   1.40% to 1.97%      0.79%      30.33%       to    31.07%
2002    3,842,144   21.38   to   21.55           82,379,784   1.40% to 1.97%      0.65%     -18.49%       to   -18.02%
2001      728,887   26.17   to   26.29           19,095,419   1.40% to 1.97%      0.31%      -3.52% (4)   to     6.85% (6)

"Dogs" of Wall Street Portfolio (Class 2)
2005    1,669,202   10.70   to   10.85           18,073,453   1.52% to 1.97%      2.31%      -4.78%       to    -4.35%
2004    1,799,526   11.24   to   11.35           20,381,063   1.52% to 1.97%      2.35%       7.33%       to     7.82%
2003    1,637,428   10.47   to   10.53 (16)      17,206,833   1.52% to 1.97%      2.75%      17.51%       to    18.05%
2002    1,073,793    8.88   to    8.92            9,561,045   1.52% to 1.97%      2.11%      -8.44%       to    -8.11%
2001      184,902    9.68   to    9.73            1,792,478   1.52% to 1.97%      1.75%       3.24% (4)   to     5.50% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment            Total Return
                            Lowest to            Net Assets       Lowest         Income                Lowest to
Year     Units          Highest ($) (15)             ($)      to Highest (1)    Ratio (2)             Highest (3)
----   ----------   -----------------------      ----------   --------------   ----------   ------------------------------
Emerging Markets Portfolio (Class 2)
2005    1,312,679   14.57   to   14.80           19,388,777   1.52% to 1.97%      0.24%      34.33%       to    34.94%
2004    1,201,940   10.85   to   10.97           13,164,866   1.52% to 1.97%      1.01%      21.95%       to    22.51%
2003      809,232    8.89   to    8.96            7,238,116   1.52% to 1.97%      0.00%      49.42%       to    50.10%
2002      506,002    5.95   to    5.97            3,017,366   1.52% to 1.97%      0.21%      -9.06%       to    -8.69%
2001       52,022    6.53   to    6.55              339,882   1.52% to 1.97%      0.19%       1.60% (4)   to    13.80% (6)

Federated American Leaders Portfolio (Class 2)
2005    1,056,981   17.73   to   18.04           19,019,597   1.52% to 1.97%      1.41%       2.47%       to     2.94%
2004    1,184,869   17.30   to   17.52           20,723,558   1.52% to 1.97%      1.36%       7.58%       to     8.07%
2003    1,123,456   16.08   to   16.22           18,192,720   1.52% to 1.97%      1.44%      24.90%       to    25.47%
2002    1,090,646   12.88   to   12.94           14,085,458   1.52% to 1.97%      1.25%     -21.46%       to   -21.10%
2001      241,270   16.38   to   16.42            3,951,705   1.52% to 1.97%      0.85%      -2.96% (4)   to     6.31% (6)

Foreign Value Portfolio (Class 2)
2005    4,123,859   15.51   to   15.95           65,728,196   1.52% to 1.97%      0.00%       7.90%       to     8.37%
2004    3,958,903   14.37   to   14.72           58,239,499   1.52% to 1.97%      1.23%      17.57%       to    18.06%
2003    2,198,159   12.22   to   12.47           27,397,014   1.52% to 1.97%      0.23%      31.06%       to    32.58%
2002      252,975    9.33   to    9.41            2,378,321   1.52% to 1.97%      0.80%      -6.73% (9)   to    -5.95% (9)
2001            -       -            -                    -               -          -           -                  -

Global Bond Portfolio (Class 2)
2005      966,703   17.23   to   17.48           16,870,464   1.52% to 1.97%      3.28%       2.39%       to     2.86%
2004      823,892   16.83   to   16.99           13,981,610   1.52% to 1.97%      0.00%       1.78%       to     2.24%
2003      745,800   16.53   to   16.62 (16)      12,385,013   1.52% to 1.97%      0.00%       1.38%       to     1.84%
2002      547,506   16.26   to   16.35            8,931,942   1.52% to 1.97%      1.93%       3.78%       to     4.21%
2001      103,273   15.65   to   15.71            1,616,948   1.52% to 1.97%      5.31%      -2.42% (6)   to     1.30% (4)

Global Equities Portfolio (Class 2)
2005      728,068   19.34   to   19.73 (16)      14,236,176   1.40% to 1.97%      0.15%      13.36%       to    14.01%
2004      662,045   17.06   to   17.31 (16)      11,374,003   1.40% to 1.97%      0.18%       9.52%       to    10.15%
2003      776,585   15.58   to   15.71 (16)      12,131,779   1.40% to 1.97%      0.13%      23.85%       to    25.68%
2002      675,854   12.52   to   12.84            8,490,769   1.40% to 1.97%      0.00%     -28.37%       to   -26.97%
2001      111,493   17.45   to   17.58            1,947,764   1.40% to 1.97%      0.06%      -2.99% (4)   to     5.60% (6)

Goldman Sachs Research Portfolio (Class 2)
2005      775,921    6.97   to    7.07            5,477,982   1.52% to 1.97%      0.34%       1.42%       to     1.89%
2004      886,355    6.87   to    6.94            6,144,254   1.52% to 1.97%      0.00%      10.65%       to    11.15%
2003      900,697    6.21   to    6.25            5,620,344   1.52% to 1.97%      0.00%      22.60%       to    23.15%
2002      668,823    5.06   to    5.08            3,391,016   1.52% to 1.97%      0.00%     -29.55%       to   -29.27%
2001      180,640    7.17   to    7.19            1,295,288   1.52% to 1.97%      0.00%     -11.50% (4)   to     5.60% (6)

Growth-Income Portfolio (Class 2)
2005    1,227,675   29.17   to   29.69           36,371,175   1.52% to 1.97%      0.42%       4.95%       to     5.43%
2004    1,450,353   27.79   to   28.17           40,777,284   1.52% to 1.97%      0.56%       9.19%       to     9.68%
2003    1,602,731   25.45   to   25.68           41,110,089   1.52% to 1.97%      0.88%      23.00%       to    23.56%
2002    1,505,025   20.69   to   20.80           31,264,685   1.52% to 1.97%      0.94%     -22.79%       to   -22.45%
2001      327,851   26.79   to   26.87            8,786,080   1.52% to 1.97%      0.51%      -7.22% (4)   to     3.90% (6)

Growth Opportunities Portfolio (Class 2)
2005    1,192,495    4.96   to    5.05            6,012,922   1.52% to 1.97%      0.00%       5.40%       to     5.87%
2004    1,255,588    4.71   to    4.77            5,980,833   1.52% to 1.97%      0.00%       3.94%       to     4.42%
2003    1,395,231    4.53   to    4.57            6,367,640   1.52% to 1.97%      0.00%      32.16%       to    32.75%
2002      834,258    3.43   to    3.44            2,869,011   1.52% to 1.97%      0.00%     -41.15%       to   -40.78%
2001      123,688    5.80   to    5.83              718,699   1.52% to 1.97%      0.01%      -7.21% (4)   to     3.40% (6)

High-Yield Bond Portfolio (Class 2)
2005    2,033,766   18.21   to   18.54           37,619,765   1.52% to 1.97%      9.40%       6.51%       to     7.07%
2004    2,367,479   17.10   to   17.32           40,928,981   1.52% to 1.97%      8.72%      14.90%       to    15.52%
2003    2,538,571   14.88   to   14.99           38,009,272   1.52% to 1.97%      8.15%      28.69%       to    29.39%
2002    1,340,413   11.55   to   11.60           15,518,738   1.52% to 1.97%     17.52%      -7.70%       to    -7.37%
2001      235,422   12.49   to   12.53            2,942,789   1.52% to 1.97%      8.78%      -5.14% (4)   to     2.10% (6)

International Diversified Equities Portfolio (Class 2)
2005    4,438,672   11.73   to   11.91           52,774,309   1.52% to 1.97%      1.43%      11.40%       to    11.90%
2004    4,272,814   10.53   to   10.64           45,428,670   1.52% to 1.97%      2.24%      14.05%       to    14.57%
2003    2,619,281    9.24   to    9.29 (16)      24,319,719   1.52% to 1.97%      5.61%      29.00%       to    29.56%
2002      879,770    7.14   to    7.18            6,307,073   1.52% to 1.97%      0.00%     -29.94%       to   -29.71%
2001      116,592   10.17   to   10.22            1,188,206   1.52% to 1.97%      0.00%      -8.60% (4)   to    -0.80% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment            Total Return
                            Lowest to           Net Assets        Lowest         Income                Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)             Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   ------------------------------
International Growth and Income Portfolio (Class 2)
2005    2,229,312   14.86   to   15.04           33,475,092   1.52% to 1.97%      0.74%      11.89%       to    12.39%
2004    2,366,670   13.28   to   13.39           31,636,685   1.52% to 1.97%      1.19%      18.33%       to    18.86%
2003    2,129,196   11.22   to   11.26 (16)      23,959,350   1.52% to 1.97%      1.44%      34.00%       to    34.65%
2002    1,462,303    8.34   to    8.37           12,225,720   1.52% to 1.97%      0.60%     -22.39%       to   -22.21%
2001      241,877   10.75   to   10.78            2,600,162   1.52% to 1.97%      0.25%      -5.50% (4)   to     2.80% (6)

Marsico Growth Portfolio (Class 2)
2005    4,104,780   11.23   to   11.34           46,464,676   1.52% to 1.77%      0.00%       8.61%       to     8.88%
2004    4,341,358   10.34   to   10.41           45,145,301   1.52% to 1.77%      0.00%       9.13%       to     9.41%
2003    4,183,255    9.47   to    9.52           39,773,101   1.52% to 1.77%      0.00%      27.75%       to    28.07%
2002    2,376,309    7.42   to    7.43           17,649,384   1.52% to 1.77%      0.01%     -12.95%       to   -12.74%
2001      346,654    8.51   to    8.52            2,952,250   1.52% to 1.77%      0.01%      -4.21% (4)   to    -4.16% (4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2005    1,306,956   20.69   to   20.96           27,344,095   1.52% to 1.97%      0.65%       5.46%       to     5.94%
2004    1,445,629   19.62   to   19.79           28,561,412   1.52% to 1.97%      0.70%       9.51%       to    10.01%
2003    1,390,220   17.92   to   17.99 (16)      24,977,766   1.52% to 1.97%      0.76%      19.92%       to    20.46%
2002      997,116   14.89   to   14.94           14,879,604   1.52% to 1.97%      0.91%     -22.49%       to   -22.30%
2001      181,141   19.20   to   19.26            3,480,310   1.52% to 1.97%      0.45%      -5.01% (4)   to     2.90% (6)

MFS Mid-Cap Growth Portfolio (Class 2)
2005    4,509,492   10.53   to   10.78           48,180,986   1.40% to 1.97%      0.00%       1.02%       to     1.60%
2004    5,169,271   10.42   to   10.61           54,442,777   1.40% to 1.97%      0.00%      11.70%       to    12.34%
2003    4,898,757    9.33   to    9.45           46,004,828   1.40% to 1.97%      0.00%      34.36%       to    35.13%
2002    3,209,988    6.94   to    6.99           22,343,790   1.40% to 1.97%      0.00%     -48.27%       to   -47.97%
2001      591,666   13.40   to   13.45            7,931,301   1.40% to 1.97%      0.00%     -12.03% (4)   to    11.90% (6)

MFS Total Return Portfolio (Class 2)
2005    5,597,294   24.92   to   25.32          141,431,354   1.52% to 1.97%      2.02%       0.88%       to     1.34%
2004    6,025,338   24.70   to   24.98          150,291,875   1.52% to 1.97%      0.18%       8.97%       to     9.46%
2003    6,078,297   22.66   to   22.82          138,569,295   1.52% to 1.97%      4.35%      14.41%       to    14.93%
2002    4,556,625   19.79   to   19.86           90,425,269   1.52% to 1.97%      2.27%      -6.82%       to    -6.42%
2001      684,138   21.20   to   21.26           14,514,483   1.52% to 1.97%      1.09%       0.23% (4)   to     2.40% (6)

Putnam Growth: Voyager Portfolio (Class 2)
2005      494,045   17.81   to   18.12            8,933,244   1.52% to 1.97%      0.47%       3.84%       to     4.31%
2004      541,745   17.15   to   17.37            9,396,286   1.52% to 1.97%      0.00%       2.80%       to     3.26%
2003      644,422   16.69   to   16.82           10,831,524   1.52% to 1.97%      0.12%      21.42%       to    21.97%
2002      611,191   13.74   to   13.81            8,426,746   1.52% to 1.97%      0.10%     -27.98%       to   -27.67%
2001      139,498   19.07   to   19.11            2,660,083   1.52% to 1.97%      0.00%      -9.49% (4)   to     3.91% (6)

Real Estate Portfolio (Class 2)
2005    1,307,417   23.33   to   23.70           30,902,945   1.52% to 1.97%      1.88%      10.92%       to    11.42%
2004    1,519,878   21.04   to   21.27           32,262,874   1.52% to 1.97%      2.65%      31.74%       to    32.34%
2003    1,374,179   15.97   to   16.07 (16)      22,054,813   1.52% to 1.97%      2.91%      35.10%       to    35.72%
2002      933,200   11.79   to   11.86           11,040,704   1.52% to 1.97%      3.10%       3.94%       to     4.43%
2001      104,989   11.32   to   11.37            1,189,761   1.52% to 1.97%      2.31%       0.69% (4)   to     9.29% (6)

Small & Mid Cap Value Portfolio (Class 2)
2005    2,909,687   16.22   to   16.47           47,874,716   1.52% to 1.97%      0.00%       3.83%       to     4.30%
2004    2,898,416   15.62   to   15.80           45,740,841   1.52% to 1.97%      0.48%      15.63%       to    16.15%
2003    1,551,964   13.51   to   13.60           21,094,074   1.52% to 1.97%      0.07%      33.78%       to    34.39%
2002      287,057   10.10   to   10.12            2,903,981   1.52% to 1.97%      0.10%       0.98% (9)   to     1.20% (9)
2001            -       -            -                    -               -          -           -                  -

SunAmerica Balanced Portfolio (Class 2)
2005    1,299,119   14.69   to   14.91           19,333,865   1.52% to 1.97%      2.27%      -0.24%       to     0.21%
2004    1,483,785   14.72   to   14.88           22,041,926   1.52% to 1.97%      1.36%       4.54%       to     5.01%
2003    1,531,198   14.08   to   14.17           21,674,122   1.52% to 1.97%      2.28%      12.70%       to    13.21%
2002    1,217,974   12.49   to   12.52           15,237,993   1.52% to 1.97%      3.22%     -16.90%       to   -16.58%
2001      202,815   15.00   to   15.04            3,043,174   1.52% to 1.97%      1.53%      -3.98% (4)   to     0.80% (6)

Technology Portfolio (Class 2)
2005    4,040,880    2.35   to    2.41            9,658,176   1.40% to 1.97%      0.00%      -2.31%       to    -1.75%
2004    4,237,386    2.41   to    2.45           10,328,998   1.40% to 1.97%      0.00%      -4.63%       to    -4.03%
2003    4,358,848    2.53   to    2.55           11,093,203   1.40% to 1.97%      0.00%      47.63%       to    48.47%
2002    2,064,209    1.71   to    1.72            3,544,791   1.40% to 1.97%      0.00%      -50.47       to   -50.17%
2001      422,870    3.45   to    3.46            1,458,942   1.40% to 1.97%      0.00%      -14.15% (4)  to     7.30% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                       For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)              Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   -------------------------------
Telecom Utility Portfolio (Class 2)
2005      310,837   12.01   to   12.12            3,755,001   1.52% to 1.77%      4.66%       4.50%       to     4.76%
2004      278,545   11.50   to   11.57            3,216,118   1.52% to 1.77%      5.12%      14.56%       to    14.84%
2003      229,929   10.04   to   10.08            2,314,354   1.52% to 1.77%      5.78%      16.52%       to    16.80%
2002      249,887    8.61   to    8.63            2,154,956   1.52% to 1.77%     11.69%     -25.21%       to   -25.03%
2001       74,892   11.51   to   11.52              862,020   1.52% to 1.77%      2.63%     -10.43% (4)   to   -10.36% (4)

Worldwide High Income Portfolio (Class 2)
2005      381,621   19.47   to   19.69            7,502,640   1.52% to 1.77%      7.83%       5.27%       to     5.54%
2004      398,777   18.50   to   18.66            7,429,844   1.52% to 1.77%      6.39%       7.34%       to     7.61%
2003      348,406   17.23   to   17.34            6,035,724   1.52% to 1.77%      8.00%      23.55%       to    23.86%
2002      185,985   13.95   to   14.00            2,601,584   1.52% to 1.77%     14.25%      -2.36%       to    -2.11%
2001       47,815   14.29   to   14.30              683,342   1.52% to 1.77%      2.99%      -1.40% (4)   to    -1.31% (4)

Aggressive Growth Portfolio (Class 3)
2005      687,004   15.33   to   15.59           10,678,069   1.52% to 1.97%      0.00%       6.34%       to     6.83%
2004      493,564   14.41   to   14.59            7,188,034   1.52% to 1.97%      0.00%      14.23%       to    14.74%
2003      220,394   12.62   to   12.72            2,800,069   1.52% to 1.97%      0.00%      25.64%       to    26.22%
2002       14,270   10.04   to   10.08              143,649   1.52% to 1.97%      0.00%       0.32% (10)  to     0.66% (10)
2001            -       -            -                    -               -          -           -                  -

Alliance Growth Portfolio (Class 3)
2005    3,334,903   32.45   to   32.96          109,639,085   1.52% to 1.97%      0.19%      14.06%       to    14.58%
2004    2,410,119   28.45   to   28.76           69,204,069   1.52% to 1.97%      0.12%       5.58%       to     6.06%
2003      878,657   26.95   to   27.12           23,808,041   1.52% to 1.97%      0.11%      23.07%       to    23.62%
2002       74,029   21.90   to   21.94            1,623,657   1.52% to 1.97%      0.00%       0.08% (10)  to     0.27% (10)
2001            -                    -                    -               -          -                              -

Blue Chip Growth Portfolio (Class 3)
2005    1,679,003    5.92   to    6.01           10,050,320   1.52% to 1.97%      0.36%       0.29%       to     0.74%
2004    1,329,936    5.90   to    5.96            7,913,678   1.52% to 1.97%      0.00%       2.92%       to     3.40%
2003      600,344    5.73   to    5.77            3,458,941   1.52% to 1.97%      0.00%      23.33%       to    23.82%
2002       32,633    4.65   to    4.66              151,984   1.52% to 1.97%      0.00%       2.56% (10)  to     2.85% (10)
2001            -       -            -                    -               -          -           -                  -

Cash Management Portfolio (Class 3)
2005    9,053,081   12.68   to   12.88          116,342,721   1.52% to 1.97%      0.69%       0.54%       to     0.99%
2004    8,358,139   12.62   to   12.76          106,434,930   1.52% to 1.97%      0.66%      -1.40%       to    -0.94%
2003    4,592,502   12.80   to   12.88           59,067,143   1.52% to 1.97%      2.70%      -1.52%       to    -1.08%
2002      452,786   12.98   to   13.02            5,890,439   1.52% to 1.97%      0.00%      -0.31% (10)  to    -0.05% (10)
2001            -       -            -                    -               -          -           -                  -

Corporate Bond Portfolio (Class 3)
2005    7,942,153   16.79   to   17.00          134,772,323   1.52% to 1.97%      4.70%      -0.33%       to     0.12%
2004    4,980,011   16.85   to   16.97           84,467,485   1.52% to 1.97%      6.00%       4.49%       to     4.95%
2003    1,672,182   16.12   to   16.17 (16)      27,041,585   1.52% to 1.97%      8.27%       9.50%       to     9.99%
2002      133,675   14.70   to   14.74            1,965,978   1.52% to 1.97%      0.00%       2.14% (10)  to     2.43% (10)
2001            -       -            -                    -               -          -           -                  -

Davis Venture Value Portfolio (Class 3)
2005   10,031,357   33.51   to   34.02          340,438,300   1.52% to 1.97%      0.85%       8.19%       to     8.67%
2004    7,041,367   30.98   to   31.30          220,042,179   1.52% to 1.97%      0.82%      11.03%       to    11.53%
2003    2,690,527   27.90   to   28.07           75,447,791   1.52% to 1.97%      0.99%      30.22%       to    30.80%
2002      197,298   21.42   to   21.46            4,232,590   1.52% to 1.97%      0.00%       6.55% (10)  to     6.72% (10)
2001            -       -            -                    -               -          -           -                  -

"Dogs" of Wall Street Portfolio (Class 3)
2005    1,118,148   10.64   to   10.81           12,046,258   1.52% to 1.97%      2.35%      -4.87%       to    -4.44%
2004    1,123,504   11.19   to   11.31           12,678,068   1.52% to 1.97%      2.54%       7.24%       to     7.71%
2003      566,410   10.43   to   10.50            5,941,636   1.52% to 1.97%      3.78%      17.37%       to    17.94%
2002       30,376    8.89   to    8.90              270,372   1.52% to 1.97%      0.00%       9.06% (10)  to     9.24% (10)
2001            -       -            -                    -               -          -           -                  -

Emerging Markets Portfolio (Class 3)
2005    1,855,986   14.52   to   14.74           27,245,093   1.52% to 1.97%      0.17%      34.19%       to    34.80%
2004    1,037,661   10.82   to   10.93           11,307,326   1.52% to 1.97%      1.02%      21.87%       to    22.39%
2003      279,476    8.88   to    8.93            2,493,972   1.52% to 1.97%      0.00%      49.20%       to    49.93%
2002       21,470    5.95   to    5.96              127,859   1.52% to 1.97%      0.00%       8.48% (10)  to     8.62% (10)
2001            -       -            -                    -               -          -           -                  -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment            Total Return
                            Lowest to           Net Assets        Lowest         Income                Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)             Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   ------------------------------
Federated American Leaders Portfolio (Class 3)
2005    2,563,558   17.59   to   17.97           45,910,950   1.52% to 1.97%      1.45%      2.38%        to    2.84%
2004    1,803,078   17.18   to   17.47           31,424,127   1.52% to 1.97%      1.59%      7.50%        to    7.98%
2003      479,279   15.98   to   16.18            7,744,918   1.52% to 1.97%      1.89%     24.36%        to   25.34%
2002       68,432   12.85   to   12.91              883,424   1.52% to 1.97%      0.00%      8.02% (10)   to    8.55% (10)
2001            -       -            -                    -               -          -          -                  -

Foreign Value Portfolio (Class 3)
2005   17,387,531   15.67   to   15.92          276,138,381   1.52% to 1.97%      0.00%      7.79%        to    8.28%
2004   11,695,786   14.54   to   14.70          171,656,726   1.52% to 1.97%      1.29%     17.43%        to   17.96%
2003    4,161,803   12.38   to   12.46           51,821,309   1.52% to 1.97%      0.06%     31.90%        to   32.49%
2002      286,107    9.39   to    9.41            2,690,488   1.52% to 1.97%      0.57%      4.65% (10)   to    4.87% (10)
2001            -       -           -                     -               -          -          -                  -

Global Bond Portfolio (Class 3)
2005    1,592,915   17.14   to   17.44           27,672,258   1.52% to 1.97%      3.23%      2.29%        to    2.76%
2004      984,302   16.76   to   16.97           16,657,356   1.52% to 1.97%      0.00%      1.69%        to    2.14%
2003      437,839   16.48   to   16.61            7,261,358   1.52% to 1.97%      0.00%      1.31%        to    1.76%
2002       17,670   16.25   to   16.32              288,310   1.52% to 1.97%      0.00%      0.93% (10)   to    1.42% (10)
2001            -       -            -                    -               -          -          -                  -

Global Equities Portfolio (Class 3)
2005      707,607   19.19   to   19.49           13,743,678   1.52% to 1.97%      0.07%     13.25%        to   13.76%
2004      421,371   16.95   to   17.13            7,200,517   1.52% to 1.97%      0.12%      9.44%        to    9.91%
2003      178,794   15.49   to   15.58 (16)       2,782,623   1.52% to 1.97%      0.13%     23.67%        to   24.21% (17)
2002        9,243   12.52   to   12.55              115,958   1.52% to 1.97%      0.00%      6.93% (10)   to    7.16% (10)
2001            -       -            -                    -               -          -          -                  -

Goldman Sachs Research Portfolio (Class 3)
2005      216,548    6.95   to    7.03            1,517,038   1.52% to 1.97%      0.27%      1.39%        to    1.79%
2004      140,999    6.85   to    6.91              971,168   1.52% to 1.97%      0.00%     10.65%        to   11.03%
2003       30,118    6.19   to    6.22              187,086   1.52% to 1.97%      0.00%     22.50%        to   23.05%
2002        2,714    5.05   to    5.06               13,727   1.52% to 1.97%      0.00%      8.13% (10)   to    8.20% (10)
2001            -       -            -                    -               -          -          -                  -

Growth-Income Portfolio (Class 3)
2005      698,613   29.16   to   29.61           20,628,849   1.52% to 1.97%      0.34%      4.85%        to    5.32%
2004      669,308   27.81   to   28.12           18,778,665   1.52% to 1.97%      0.57%      9.09%        to    9.58%
2003      361,011   25.50   to   25.66            9,251,442   1.52% to 1.97%      1.04%     22.87%        to   23.43%
2002       68,132   20.75   to   20.79            1,415,931   1.52% to 1.97%      0.00%      3.21% (10)   to    3.41% (10)
2001            -       -            -                    -               -          -          -                  -

Growth Opportunities Portfolio (Class 3)
2005      941,986    4.91   to    5.03            4,716,663   1.52% to 1.97%      0.00%      5.29%        to    5.76%
2004      769,459    4.67   to    4.75            3,645,824   1.52% to 1.97%      0.00%      3.87%        to    4.31%
2003      414,765    4.49   to    4.56            1,887,938   1.52% to 1.97%      0.00%     31.11%        to   32.64%
2002       56,813    3.43   to    3.44              195,143   1.52% to 1.97%      0.00%      6.07% (10)   to    6.36% (10)
2001            -       -            -                    -               -          -          -                  -

High-Yield Bond Portfolio (Class 3)
2005    2,866,342   18.18   to   18.49           52,826,902   1.52% to 1.97%      9.57%      6.47%        to    6.96%
2004    2,535,698   17.07   to   17.29           43,718,981   1.52% to 1.97%      9.55%     14.88%        to   15.41%
2003    1,752,691   14.86   to   14.98           26,197,749   1.52% to 1.97%      8.44%     28.61%        to   29.27%
2002      115,765   11.56   to   11.59            1,339,542   1.52% to 1.97%      0.00%      5.52% (10)   to    5.80% (10)
2001            -       -            -                    -               -          -          -                  -

International Diversified Equities Portfolio (Class 3)
2005   13,189,193   11.70   to   11.88          156,308,756   1.52% to 1.97%      1.45%     11.29%        to   11.79%
2004    9,541,923   10.52   to   10.63          101,220,144   1.52% to 1.97%      2.30%     13.95%        to   14.46%
2003    3,686,965    9.23   to    9.29           34,195,694   1.52% to 1.97%      6.91%     28.93%        to   29.52%
2002      210,168    7.16   to    7.17            1,506,305   1.52% to 1.97%      0.00%      2.32% (10)   to    2.51% (10)
2001            -       -            -                    -               -          -          -                  -

International Growth and Income Portfolio (Class 3)
2005    3,137,910   14.74   to   14.94           46,777,214   1.52% to 1.97%      0.70%     11.78%        to   12.29%
2004    2,648,598   13.19   to   13.31           35,194,607   1.52% to 1.97%      1.26%     18.22%        to   18.75%
2003    1,168,993   11.16   to   11.20           13,093,660   1.52% to 1.97%      1.65%     33.93%        to   34.51%
2002      115,317    8.33   to    8.34              960,599   1.52% to 1.97%      0.00%      4.11% (10)   to    4.29% (10)
2001            -       -            -                    -               -          -          -                  -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   ------------------------------------------------------------
                      Unit Fair Value                         Expense Ratio    Investment            Total Return
                         Lowest to              Net Assets        Lowest         Income                Lowest to
Year     Units       Highest ($) (15)               ($)       to Highest (1)    Ratio (2)             Highest (3)
----   ----------   ------------------          -----------   --------------   ----------   ------------------------------
Marsico Growth Portfolio (Class 3)
2005    2,549,066   11.14   to   11.30           28,756,731   1.52% to 1.97%      0.00%      8.28%        to    8.77%
2004    2,232,718   10.29   to   10.39           23,167,131   1.52% to 1.97%      0.00%      8.81%        to    9.31%
2003    1,300,665    9.46   to    9.51           12,352,523   1.52% to 1.97%      0.00%     27.38%        to   27.96%
2002      101,980    7.42   to    7.43              757,390   1.52% to 1.97%      0.00%     -2.92% (12)   to   -2.60% (10)
2001            -       -            -                    -               -          -          -                  -

MFS Massachusetts Investors Trust Portfolio (Class 3)
2005    2,160,255   20.59   to   20.90           45,036,510   1.52% to 1.97%      0.61%      5.36%        to    5.84%
2004    1,697,663   19.54   to   19.75           33,465,893   1.52% to 1.97%      0.71%      9.42%        to    9.90%
2003      831,007   17.86   to   17.97           14,918,833   1.52% to 1.97%      1.02%     19.82%        to   20.36%
2002       53,532   14.90   to   14.93              799,034   1.52% to 1.97%      0.00%      5.81% (10)   to    6.00% (10)
2001            -       -            -                    -               -          -          -                  -

MFS Mid-Cap Growth Portfolio (Class 3)
2005    6,332,686   10.51   to   10.67           67,407,060   1.52% to 1.97%      0.00%      0.92%        to    1.38%
2004    5,194,249   10.41   to   10.53           54,574,948   1.52% to 1.97%      0.00%     11.59%        to   12.09%
2003    2,839,185    9.33   to    9.39           26,634,953   1.52% to 1.97%      0.00%     34.25%        to   34.85%
2002      213,285    6.95   to    6.96            1,484,978   1.52% to 1.97%      0.00%      6.51% (10)   to    6.73% (10)
2001            -       -            -                    -               -          -          -                  -

MFS Total Return Portfolio (Class 3)
2005    7,613,011   24.82   to   25.24          191,580,360   1.52% to 1.97%      2.09%      0.79%        to    1.24%
2004    5,322,826   24.63   to   24.93          132,416,887   1.52% to 1.97%      0.20%      8.87%        to    9.36%
2003    2,258,368   22.62   to   22.80           51,426,805   1.52% to 1.97%      6.03%     14.32%        to   14.83%
2002      181,366   19.79   to   19.85            3,598,858   1.52% to 1.97%      0.00%      4.37% (10)   to    4.70% (10)
2001            -       -            -                    -               -          -          -                  -

Putnam Growth: Voyager Portfolio (Class 3)
2005      281,414   17.53   to   18.06            5,060,848   1.52% to 1.97%      0.44%      3.74%        to    4.21%
2004      185,991   16.90   to   17.33            3,213,032   1.52% to 1.97%      0.00%      2.68%        to    3.16%
2003      141,442   16.46   to   16.80            2,371,873   1.52% to 1.97%      0.12%     20.05%        to   21.84%
2002       31,739   13.71   to   13.78              437,384   1.52% to 1.97%      0.00%      4.03% (10)   to    4.60% (10)
2001            -       -            -                    -               -          -          -                  -

Real Estate Portfolio (Class 3)
2005    2,000,207   23.28   to   23.62           47,113,256   1.52% to 1.97%      1.98%     10.81%        to   11.31%
2004    1,398,233   21.01   to   21.22           29,611,420   1.52% to 1.97%      2.83%     31.62%        to   32.21%
2003      594,842   15.96   to   16.05            9,535,274   1.52% to 1.97%      3.64%     34.97%        to   35.60%
2002       36,041   11.82   to   11.84              426,417   1.52% to 1.97%      0.00%      2.39% (10)   to    2.54% (10)
2001            -       -            -                    -               -          -          -                  -

Small & Mid Cap Value Portfolio (Class 3)
2005   10,775,018   16.18   to   16.43          176,591,419   1.52% to 1.97%      0.00%      3.73%        to    4.20%
2004    7,568,354   15.59   to   15.77          119,131,771   1.52% to 1.97%      0.42%     15.54%        to   16.05%
2003    2,550,372   13.50   to   13.59           34,616,193   1.52% to 1.97%      0.01%     33.64%        to   34.25%
2002      175,424   10.10   to   10.12            1,774,785   1.52% to 1.97%      0.07%     10.03% (10)   to   10.27% (10)
2001            -       -            -                    -               -          -          -                  -

SunAmerica Balanced Portfolio (Class 3)
2005      839,731   14.63   to   14.86           12,437,658   1.52% to 1.97%      2.25%     -0.34%        to    0.11%
2004      812,328   14.68   to   14.84           12,029,966   1.52% to 1.97%      1.47%      4.43%        to    4.91%
2003      397,349   14.06   to   14.15            5,614,623   1.52% to 1.97%      3.22%     12.59%        to   13.11%
2002       25,087   12.49   to   12.51              313,544   1.52% to 1.97%      0.00%     -0.24%  (10)  to   -0.07% (10)
2001            -       -            -                    -               -          -          -                  -

Technology Portfolio (Class 3)
2005    4,362,535    2.35   to    2.39           10,392,541   1.52% to 1.97%      0.00%     -2.41%        to   -1.97%
2004    3,648,226    2.41   to    2.44            8,870,679   1.52% to 1.97%      0.00%     -4.67%        to   -4.24%
2003    2,018,618    2.53   to    2.54            5,131,029   1.52% to 1.97%      0.00%     47.53%        to   48.20%
2002      147,353    1.71   to    1.72              252,890   1.52% to 1.97%      0.00%     19.66% (10)   to   19.85% (10)
2001            -       -            -                    -               -          -          -                  -

Telecom Utility Portfolio (Class 3)
2005       16,011   11.66   to   12.09              191,838   1.52% to 1.97%      4.38%      4.19%        to    4.66%
2004        7,468   11.19   to   11.55               85,506   1.52% to 1.97%      4.92%     14.23%        to   14.72%
2003        4,464    9.79   to   10.07               44,646   1.52% to 1.97%     10.96%     13.96%        to   16.76%
2002           37    8.59   to    8.62                  322   1.52% to 1.97%      0.00%      5.17% (12)   to    5.52% (12)
2001            -       -            -                    -               -          -          -                  -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($) (15)            ($)       to Highest (1)    Ratio (2)              Highest (3)
----   ----------   -----------------------     -----------   --------------   ----------   -------------------------------
Worldwide High Income Portfolio (Class 3)
2005       65,141   19.07   to   19.66            1,276,519   1.52% to 1.97%      8.16%       4.93%       to     5.43%
2004       49,363   18.17   to   18.65              917,051   1.52% to 1.97%      6.71%       7.01%       to     7.50%
2003       26,197   16.98   to   17.34              453,299   1.52% to 1.97%     20.48%      21.77%       to    23.94%
2002           22   13.94   to   13.99                  310   1.52% to 1.97%      0.00%       3.98% (12)  to     4.36% (12)
2001            -       -            -                    -               -          -           -                  -

Comstock Portfolio (Class II)
2005   27,979,899   12.17   to   12.46 (16)     346,133,517   1.52% to 1.97%      0.88%       2.08%       to     2.54%
2004   22,295,013   11.92   to   12.15          269,006,904   1.52% to 1.97%      0.66%      15.14%       to    15.66%
2003   14,950,268   10.35   to   10.50          155,970,767   1.52% to 1.97%      0.65%      28.22%       to    28.80%
2002    8,525,888    8.07   to    8.17           69,071,417   1.52% to 1.97%      0.27%     -21.30%       to   -20.71%
2001      786,901   10.21   to   10.34            8,039,411   1.52% to 1.97%      0.00%       2.14% (5)   to     3.52% (5)

Emerging Growth Portfolio (Class II)
2005    3,095,493    9.61   to    9.76 (16)      29,815,391   1.52% to 1.97%      0.01%       5.54%       to     6.01%
2004    3,220,823    9.11   to    9.21 (16)      29,266,860   1.52% to 1.97%      0.00%       4.70%       to     5.17%
2003    2,923,540    8.70   to    8.76 (16)      25,259,965   1.52% to 1.97%      0.00%      24.57%       to    25.13%
2002    1,545,515    6.84   to    7.00           10,675,131   1.52% to 1.97%      0.03%     -33.92%       to   -33.67%
2001      152,377   10.33   to   10.57            1,582,599   1.52% to 1.97%      0.00%       3.34% (5)   to     4.69% (5)

Growth & Income Portfolio (Class II)
2005   28,184,146   13.32   to   13.53          379,469,347   1.52% to 1.97%      0.78%       7.58%       to     8.06% (17)
2004   21,776,653   12.39   to   12.52 (16)     271,558,342   1.52% to 1.97%      0.61%      11.90%       to    12.41%
2003   12,951,994   11.07   to   11.14 (16)     143,874,667   1.52% to 1.97%      0.54%      25.20%       to    25.77%
2002    6,179,403    8.79   to    8.86           54,671,463   1.52% to 1.97%      0.22%     -16.32%       to   -16.03%
2001      270,425   10.47   to   10.56            2,854,121   1.52% to 1.97%      0.00%       3.84% (6)   to     5.56% (5)

Balanced Portfolio (Class 1)
2005   17,690,846    9.16   to    9.32          164,214,822   1.40% to 1.80%      1.90%       4.12%       to     4.53%
2004   17,103,475    8.80   to    8.92          151,947,986   1.40% to 1.80%      1.84%       8.16%       to     8.59%
2003   13,842,218    8.14   to    8.21          113,349,873   1.40% to 1.80%      2.34%      20.56%       to    21.04%
2002    8,307,418    6.75   to    6.79           56,256,951   1.40% to 1.80%      2.02%     -10.40%       to   -10.04%
2001    1,147,567    7.53   to    7.54            8,649,750   1.40% to 1.80%      0.00%      -0.59% (4)   to    -0.42% (4)

Conservative Balanced Portfolio (Class 1)
2005    2,473,645    6.68   to    6.79           16,746,150   1.40% to 1.80%      2.35%       2.73%       to     3.14%
2004    2,264,674    6.50   to    6.58           14,872,611   1.40% to 1.80%      1.99%       6.28%       to     6.71%
2003    1,796,864    6.12   to    6.17           11,062,689   1.40% to 1.80%      2.06%      15.00%       to    15.46%
2002      991,862    5.32   to    5.34            5,293,412   1.40% to 1.80%      0.67%      -3.99%       to    -3.61%
2001      143,682    5.54   to    5.55              796,457   1.40% to 1.80%      0.00%       0.45% (4)   to     0.59% (4)

Conservative Growth Portfolio (Class 1)
2005    7,747,501    9.64   to    9.80           75,537,055   1.40% to 1.80%      1.25%       5.13%       to     5.55%
2004    7,982,301    9.17   to    9.29           73,797,945   1.40% to 1.80%      1.36%       9.78%       to    10.22%
2003    7,321,077    8.35   to    8.43           61,463,053   1.40% to 1.80%      2.09%      26.45%       to    26.96%
2002    4,658,781    6.60   to    6.64           30,829,627   1.40% to 1.80%      2.89%     -17.01%       to   -16.69%
2001      694,238    7.93   to    7.97            5,523,188   1.40% to 1.80%      0.00%      -2.86% (4)   to    -2.42% (4)

Equity Income Fund (Class 1)
2005    3,551,907    8.88   to    9.04           31,983,343   1.40% to 1.80%      1.52%       8.30%       to     8.74%
2004    2,611,510    8.20   to    8.31           21,639,735   1.40% to 1.80%      1.77%      17.00%       to    17.47%
2003    2,359,443    7.01   to    7.08           16,659,742   1.40% to 1.80%      2.55%      27.78%       to    28.30%
2002    1,666,406    5.48   to    5.52            9,177,433   1.40% to 1.80%      1.94%     -14.06%       to   -13.72%
2001      196,094    6.38   to    6.39            1,252,845   1.40% to 1.80%      0.00%       1.47% (4)   to     1.65% (4)

Flexible Income Portfolio (Class 1)
2005    4,714,925    7.72   to    7.87           36,966,967   1.40% to 1.80%      3.29%       1.57%       to     1.97%
2004    4,698,052    7.60   to    7.72           36,143,342   1.40% to 1.80%      3.33%       4.57%       to     4.99%
2003    3,799,248    7.27   to    7.35           27,846,432   1.40% to 1.80%      2.44%      11.28%       to    11.73%
2002    2,083,910    6.53   to    6.58           13,683,644   1.40% to 1.80%      0.59%       0.32%       to     0.72%
2001      363,792    6.51   to    6.54            2,373,837   1.40% to 1.80%      0.00%       1.69% (4)   to     2.04% (4)

Growth Fund (Class 1)
2005      227,881    6.87   to    7.00            1,588,145   1.40% to 1.80%      0.57%       5.50%       to     5.92%
2004      265,990    6.52   to    6.61            1,752,597   1.40% to 1.80%      0.00%       6.29%       to     6.72%
2003      255,811    6.13   to    6.19            1,580,583   1.40% to 1.80%      0.00%      26.88%       to    27.39%
2002      197,794    4.83   to    4.86              960,165   1.40% to 1.80%      0.00%     -32.24%       to   -31.97%
2001       41,641    7.13   to    7.15              297,497   1.40% to 1.80%      0.00%     -11.92% (4)   to   -11.71% (4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                         For the Year Ended December 31
       ----------------------------------------------------   -----------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment               Total Return
                            Lowest to            Net Assets       Lowest         Income                   Lowest to
Year     Units          Highest ($)(15)              ($)      to Highest(1)     Ratio(2)                 Highest(3)
----   ----------   -----------------------      ----------   --------------   ----------   -----------------------------------
Growth & Income Fund (Class 1)
2005    1,284,847    6.33   to    6.44            8,231,857   1.40% to 1.80%      1.25%       1.46%       to     1.86%
2004    1,406,715    6.24   to    6.32            8,860,014   1.40% to 1.80%      1.05%       7.14%       to     7.57%
2003    1,229,108    5.82   to    5.88            7,203,781   1.40% to 1.80%      1.24%      24.54%       to    25.04%
2002      724,134    4.67   to    4.70            3,397,213   1.40% to 1.80%      0.72%     -22.56%       to   -22.25%
2001      166,373    6.03   to    6.05            1,005,104   1.40% to 1.80%      0.00%      -5.32%(4)    to    -5.12%(4)

Income Fund (Class 1)
2005    1,506,206    6.92   to    7.04           10,574,852   1.40% to 1.80%      5.60%       0.57%       to     0.98%
2004    1,419,702    6.88   to    6.97            9,872,875   1.40% to 1.80%      5.68%       3.68%       to     4.09%
2003    1,494,674    6.63   to    6.70            9,994,752   1.40% to 1.80%      6.18%       7.82%       to     8.26%
2002      857,444    6.15   to    6.19            5,296,791   1.40% to 1.80%      3.71%       7.67%       to     8.10%
2001      132,274    5.71   to    5.73              756,730   1.40% to 1.80%      0.00%       3.78%(4)    to     3.99%(4)

International Growth Fund (Class 1)
2005      145,387    6.50   to    6.58              955,377   1.40% to 1.80%      1.50%      15.76%       to    16.23%
2004       91,001    5.62   to    5.66              514,659   1.40% to 1.80%      1.11%      11.58%       to    12.04%
2003       36,535    5.04   to    5.05              184,369   1.40% to 1.80%      1.29%      33.09%       to    33.61%
2002       25,477    3.78   to    3.78               96,349   1.40% to 1.80%      0.93%     -17.18%       to   -16.89%
2001        5,474    4.55   to    4.57               24,920   1.40% to 1.80%      0.00%      -3.05%(4)    to    -2.65%(4)

Mid Cap Stock Fund (Class 1)
2005      600,391    9.23   to    9.39            5,615,742   1.40% to 1.80%      0.46%      11.37%       to    11.82%
2004      644,391    8.29   to    8.40            5,396,331   1.40% to 1.80%      1.62%      12.55%       to    13.00%
2003      426,405    7.37   to    7.43            3,162,251   1.40% to 1.80%      0.31%      25.46%       to    25.96%
2002      262,305    5.87   to    5.90            1,545,047   1.40% to 1.80%      0.20%     -11.94%       to   -11.60%
2001       59,152    6.67   to    6.68              394,646   1.40% to 1.80%      0.00%       2.77%(4)    to     2.89%(4)

Money Market Fund (Class 1)
2005      821,513    5.66   to    5.79            4,747,631   1.40% to 1.80%      2.51%       0.76%       to     1.17%
2004      724,436    5.62   to    5.72            4,137,109   1.40% to 1.80%      0.86%      -0.96%       to    -0.55%
2003      772,790    5.67   to    5.75(16)        4,437,070   1.40% to 1.80%      0.00%      -1.15%       to    -0.75%
2002      723,713    5.74   to    5.81            4,192,292   1.40% to 1.80%      1.27%      -0.43%       to    -0.03%
2001       78,473    5.76   to    5.82              455,028   1.40% to 1.80%      0.73%       0.14%(4)    to     1.17%(4)

REIT Fund (Class 1)
2005       59,048   16.00   to   16.17(16)          953,068   1.40% to 1.80%      1.78%       7.44%       to     7.88%(17)
2004       41,375   14.89   to   14.99(16)          619,770   1.40% to 1.80%      1.33%      29.94%       to    31.06%(17)
2003           39   11.43   to   11.46(16)              452   1.40% to 1.80%      0.00%      14.34%(13)   to    14.62%(13)(17)
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

Short Term Income Fund (Class 1)
2005      439,013    6.38   to    6.50            2,847,813   1.40% to 1.80%      4.05%      -0.18%       to     0.22%
2004      599,257    6.39   to    6.49            3,875,626   1.40% to 1.80%      3.93%       0.25%       to     0.65%
2003      693,162    6.38   to    6.44            4,457,940   1.40% to 1.80%      6.14%       3.64%       to     4.06%
2002      329,922    6.15   to    6.20            2,038,212   1.40% to 1.80%      2.49%       4.38%       to     4.80%
2001       20,602    5.89   to    5.92              121,619   1.40% to 1.80%      0.00%       2.91%(4)    to     3.39%(4)

Small Cap Growth Fund (Class 1)
2005      264,931    6.44   to    6.54            1,725,811   1.40% to 1.80%      0.00%      -3.48%       to    -3.09%
2004      337,467    6.67   to    6.75            2,271,166   1.40% to 1.80%      0.00%       2.81%       to     3.22%
2003      244,843    6.49   to    6.54            1,597,697   1.40% to 1.80%      0.00%      68.36%       to    69.03%
2002      124,815    3.85   to    3.87              482,497   1.40% to 1.80%      0.00%     -48.09%       to   -47.88%
2001       18,942    7.42   to    7.44              140,648   1.40% to 1.80%      0.00%     -10.27%(4)    to   -10.11%(4)

Small Cap Value Fund (Class 1)
2005        5,392    9.95   to   10.02               54,025   1.40% to 1.80%      0.00%      -0.54%(18)   to     0.20%(18)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

Strategic Growth Portfolio (Class 1)
2005    2,003,751   10.53   to   10.70(16)       21,337,914   1.40% to 1.80%      0.66%       5.79%       to     6.21%
2004    1,918,099    9.95   to   10.07(16)       19,241,277   1.40% to 1.80%      0.65%      10.82%       to    11.26%
2003    1,520,558    8.98   to    9.05(16)       13,717,984   1.40% to 1.80%      1.38%      30.70%       to    31.23%
2002      918,045    6.86   to    6.90            6,316,415   1.40% to 1.80%      3.83%     -21.94%       to   -21.62%
2001      138,403    8.78   to    8.80            1,216,910   1.40% to 1.80%      0.00%      -4.43%(4)    to    -4.24%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                       For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to           Net Assets        Lowest         Income                 Lowest to
Year     Units          Highest ($)(15)             ($)       to Highest(1)     Ratio(2)               Highest(3)
----   ----------   -----------------------     -----------   --------------   ----------   -------------------------------
U.S. Government Securities Fund (Class 1)
2005    1,977,696    6.42   to    6.53           12,863,553   1.40% to 1.80%      4.50%       0.45%       to     0.85%
2004    2,299,797    6.39   to    6.47           14,843,010   1.40% to 1.80%      3.89%       1.93%       to     2.34%
2003    3,168,730    6.27   to    6.32           20,001,877   1.40% to 1.80%      5.15%       0.31%       to     0.72%
2002    2,219,244    6.25   to    6.28           13,912,635   1.40% to 1.80%      2.94%       6.93%       to     7.37%
2001      280,453    5.84   to    5.85            1,638,908   1.40% to 1.80%      0.00%       2.96%(4)    to     3.10%(4)

West Coast Equity Fund (Class 1)
2005    1,548,615   11.21   to   11.41           17,615,587   1.40% to 1.80%      0.70%       6.64%       to     7.06%
2004    1,358,062   10.52   to   10.66           14,438,128   1.40% to 1.80%      0.26%      11.01%       to    11.46%
2003    1,119,812    9.47   to    9.56           10,685,593   1.40% to 1.80%      0.27%      40.80%       to    41.37%
2002      753,358    6.73   to    6.77            5,088,442   1.40% to 1.80%      0.49%     -23.93%       to   -23.62%
2001       90,244    8.84   to    8.86              798,661   1.40% to 1.80%      0.00%      -6.38%(4)    to    -6.22%(4)

Balanced Portfolio (Class 2)
2005   16,561,610    9.03   to    9.19          151,793,970   1.52% to 1.95%      1.74%       3.68%       to     4.13%
2004   14,862,942    8.71   to    8.83          130,881,501   1.52% to 1.95%      1.70%       7.71%       to     8.18%
2003    9,477,417    8.09   to    8.16           77,198,534   1.52% to 1.95%      2.06%      20.10%       to    20.63%
2002    4,444,727    6.73   to    6.77           30,039,868   1.52% to 1.95%      2.08%     -10.74%       to     5.53%(10)
2001      192,421    7.54   to    7.55            1,452,687   1.55% to 1.95%      0.00%       2.66%(6)    to     2.81%(6)

Conservative Balanced Portfolio (Class 2)
2005    3,386,456    6.59   to    6.70           22,668,556   1.55% to 1.95%      2.12%       2.35%       to     2.76%
2004    2,311,026    6.44   to    6.52           15,053,195   1.55% to 1.95%      1.88%       5.80%       to     6.22%
2003    1,108,644    6.09   to    6.14            6,800,644   1.55% to 1.95%      1.73%      14.57%       to    15.04%
2002      392,944    5.31   to    5.34            2,096,260   1.55% to 1.95%      0.67%      -4.33%       to    -3.96%
2001       36,925    5.55   to    5.57              205,218   1.55% to 1.95%      0.00%       1.19%(6)    to     1.39%(6)

Conservative Growth Portfolio (Class 2)
2005    6,262,591    9.47   to    9.62           60,112,261   1.52% to 1.95%      1.09%       4.64%       to     5.10%
2004    5,494,544    9.05   to    9.16(16)       50,212,271   1.52% to 1.95%      1.26%       9.42%       to     9.90%
2003    3,573,610    8.27   to    8.33           29,733,408   1.52% to 1.95%      1.95%      25.89%       to    26.45%
2002    2,112,516    6.57   to    6.59           13,916,380   1.52% to 1.95%      3.05%     -17.31%       to     6.56%(10)
2001      141,762    7.94   to    7.95            1,126,916   1.55% to 1.95%      0.00%       3.93%(6)    to     4.05%(6)

Equity Income Fund (Class 2)
2005    3,594,472    8.72   to    8.86           31,798,289   1.55% to 1.95%      1.42%       7.85%       to     8.29%
2004    2,260,288    8.08   to    8.19           18,459,243   1.55% to 1.95%      1.58%      16.52%       to    16.99%
2003    1,463,207    6.94   to    7.00           10,218,103   1.55% to 1.95%      2.27%      27.23%       to    27.74%
2002      990,959    5.45   to    5.48            5,420,503   1.55% to 1.95%      2.08%     -14.32%       to   -14.00%
2001       57,170    6.36   to    6.37              364,057   1.55% to 1.95%      0.00%       2.71%(6)    to     2.77%(6)

Flexible Income Portfolio (Class 2)
2005    9,335,143    7.63   to    7.74           72,158,552   1.55% to 1.95%      3.10%       1.10%       to     1.51%
2004    8,110,654    7.55   to    7.62           61,768,123   1.55% to 1.95%      3.14%       4.18%       to     4.61%
2003    4,480,205    7.24   to    7.29           32,623,129   1.55% to 1.95%      2.12%      10.84%       to    11.29%
2002    1,395,827    6.54   to    6.55            9,135,987   1.55% to 1.95%      0.49%      -0.03%       to     0.35%
2001       27,848    6.52   to    6.54              181,709   1.55% to 1.95%      0.00%       0.11%(6)    to     0.33%(6)

Growth Fund (Class 2)
2005      158,725    6.78   to    6.90            1,092,368   1.55% to 1.95%      0.29%       5.10%       to     5.53%
2004      193,649    6.45   to    6.54            1,263,148   1.55% to 1.95%      0.00%       5.93%       to     6.35%
2003      197,257    6.09   to    6.15            1,210,182   1.55% to 1.95%      0.00%      26.33%       to    26.84%
2002      128,401    4.82   to    4.85              621,532   1.55% to 1.95%      0.00%     -32.42%       to   -32.21%
2001        4,400    7.14   to    7.15               31,455   1.55% to 1.95%      0.00%       5.08%(6)    to     5.28%(6)

Growth & Income Fund (Class 2)
2005      526,805    6.20   to    6.30            3,310,365   1.55% to 1.95%      1.02%       0.98%       to     1.38%
2004      540,874    6.14   to    6.22            3,353,282   1.55% to 1.95%      0.91%       6.68%       to     7.11%
2003      463,473    5.75   to    5.81            2,685,128   1.55% to 1.95%      1.07%      24.05%       to    24.55%
2002      279,444    4.64   to    4.66            1,300,502   1.55% to 1.95%      0.77%     -22.89%       to   -22.52%
2001       18,544    6.01   to    6.03              111,519   1.55% to 1.95%      0.00%       2.81%(6)    to     3.09%(6)

Income Fund (Class 2)
2005    2,876,751    6.84   to    6.95           19,976,647   1.55% to 1.95%      5.72%       0.08%       to     0.49%
2004    3,337,116    6.83   to    6.92           23,063,724   1.55% to 1.95%      5.76%       3.28%       to     3.69%
2003    3,154,678    6.62   to    6.67           21,031,226   1.55% to 1.95%      5.83%       7.36%       to     7.79%
2002    1,324,319    6.16   to    6.19            8,189,881   1.55% to 1.95%      3.06%       7.31%       to     7.74%
2001       62,974    5.74   to    5.75              361,838   1.55% to 1.95%      0.00%      -1.23%(6)    to    -1.14%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment             Total Return
                            Lowest to            Net Assets       Lowest         Income                 Lowest to
Year     Units          Highest ($)(15)              ($)      to Highest(1)     Ratio(2)               Highest(3)
----   ----------   -----------------------      ----------   --------------   ----------   -------------------------------
International Growth Fund (Class 2)
2005      139,057    6.43   to    6.49              900,848   1.55% to 1.95%      1.39%      15.33%       to    15.79%
2004       46,252    5.58   to    5.60(16)          258,869   1.55% to 1.95%      1.09%      11.11%       to    11.58%
2003       32,196    5.02   to    5.02(16)          161,536   1.55% to 1.95%      1.01%      32.47%       to    33.02%
2002       24,725    3.76   to    3.79               93,445   1.55% to 1.95%      1.57%     -17.34%       to   -16.64%
2001            6       -         4.55                   31   1.55% to 1.95%      0.00%          -               4.09%(6)

Mid Cap Stock Fund (Class 2)
2005      328,177    9.06   to    9.21            3,013,085   1.55% to 1.95%      0.27%      10.93%       to    11.38%
2004      310,386    8.16   to    8.27            2,559,976   1.55% to 1.95%      0.19%      12.07%       to    12.52%
2003      206,416    7.28   to    7.35            1,513,958   1.55% to 1.95%      0.15%      24.99%       to    25.50%
2002      115,793    5.83   to    5.86              676,899   1.55% to 1.95%      0.17%     -12.25%       to   -11.90%
2001        5,524    6.64   to    6.66               36,706   1.55% to 1.95%      0.00%       7.38%(6)    to     7.68%(6)

Money Market Fund (Class 2)
2005      573,706    5.60   to    5.69            3,261,968   1.55% to 1.95%      2.31%       0.37%       to     0.77%
2004      951,574    5.58   to    5.65            5,369,307   1.55% to 1.95%      0.64%      -1.35%       to    -0.94%
2003      539,334    5.66   to    5.70            3,070,680   1.55% to 1.95%      0.00%      -1.55%       to    -1.15%
2002      811,865    5.75   to    5.77            4,680,826   1.55% to 1.95%      1.03%      -0.83%       to    -0.42%
2001       32,668       -         5.79              189,232   1.55% to 1.95%      0.10%      -0.09%(6)    to     0.04%(6)

REIT Fund (Class 2)
2005       58,819   15.65   to   16.26              953,457   1.55% to 1.95%      2.28%       6.40%       to     7.43%
2004       12,753   14.71   to   15.13              192,855   1.55% to 1.95%      1.04%      29.08%       to    31.18%
2003           26   11.39   to   11.54                  302   1.55% to 1.95%      0.00%      13.93%(13)   to    15.35%(13)
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

Short Term Income Fund (Class 2)
2005      792,896    6.32   to    6.42            5,083,545   1.55% to 1.95%      3.83%      -0.20%       to     0.20%
2004    1,082,867    6.34   to    6.41            6,932,898   1.55% to 1.95%      4.00%      -0.36%       to     0.04%
2003      959,531    6.36   to    6.41            6,143,271   1.55% to 1.95%      0.00%       3.43%       to     3.85%
2002      192,367    6.15   to    6.17            1,186,149   1.55% to 1.95%      3.57%       3.84%       to     4.26%
2001        3,385    5.92   to    5.93               20,028   1.55% to 1.95%      0.00%      -0.09%(6)    to     0.06%(6)

Small Cap Growth Fund (Class 2)
2005      166,608    6.34   to    6.42            1,067,052   1.55% to 1.95%      0.00%      -3.94%       to    -3.55%
2004      175,772    6.60   to    6.66            1,168,947   1.55% to 1.95%      0.00%       2.47%       to     2.89%
2003      159,481    6.44   to    6.47            1,031,091   1.55% to 1.95%      0.00%      67.65%       to    68.32%
2002       60,788    3.84   to    3.85              233,628   1.55% to 1.95%      0.00%     -48.25%       to   -48.08%
2001        4,493    7.41   to    7.42               33,280   1.55% to 1.95%      0.00%      21.29%(6)    to    21.58%(6)

Small Cap Value Fund (Class 2)
2005        1,465    9.93   to   10.04               14,625   1.55% to 1.95%      0.00%      -0.75%(18)   to     0.36%(18)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

Strategic Growth Portfolio (Class 2)
2005    1,933,183   10.35   to   10.55           20,280,840   1.52% to 1.95%      0.49%       5.40%       to     5.85%
2004    1,494,603    9.82   to    9.96           14,836,003   1.52% to 1.95%      0.56%      10.37%       to    10.85%
2003      855,160    8.90   to    8.99            7,660,858   1.52% to 1.95%      1.12%      30.20%       to    30.77%
2002      338,480    6.83   to    6.87            2,319,061   1.52% to 1.95%      3.50%     -22.11%       to     7.64%(7)
2001       36,391    8.76   to    8.77              318,978   1.55% to 1.95%      0.00%       5.18%(6)    to     5.32%(6)

U.S. Government Securities Fund (Class 2)
2005    1,364,116    6.30   to    6.39            8,703,199   1.55% to 1.95%      4.09%       0.05%       to     0.45%
2004    2,000,572    6.30   to    6.36           12,714,269   1.55% to 1.95%      3.67%       1.59%       to     1.99%
2003    2,594,953    6.20   to    6.24           16,176,032   1.55% to 1.95%      5.30%      -0.10%       to     0.30%
2002    1,971,991    6.20   to    6.22           12,261,264   1.55% to 1.95%      2.78%       6.49%       to     6.91%
2001      129,528    5.82   to    5.83              753,700   1.55% to 1.95%      0.00%      -2.11%(6)    to    -1.97%(6)

West Coast Equity Fund (Class 2)
2005      904,287   10.99   to   11.17           10,079,033   1.55% to 1.95%      0.52%       6.20%       to     6.63%
2004      772,450   10.34   to   10.48            8,075,522   1.55% to 1.95%      0.14%      10.54%       to    10.99%
2003      548,933    9.36   to    9.44            5,171,578   1.55% to 1.95%      0.14%      40.18%       to    40.74%
2002      345,471    6.68   to    6.71            2,313,911   1.55% to 1.95%      0.62%     -24.10%       to   -23.84%
2001        6,624    8.80   to    8.81               58,327   1.55% to 1.95%      0.00%       6.62%(6)    to     6.76%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                         For the Year Ended December 31
       ----------------------------------------------------   -----------------------------------------------------------------
                         Unit Fair Value                      Expense Ratio    Investment               Total Return
                            Lowest to            Net Assets       Lowest         Income                   Lowest to
Year     Units          Highest ($)(15)              ($)      to Highest(1)     Ratio(2)                 Highest(3)
----   ----------   -----------------------      ----------   --------------   ----------   -----------------------------------
Nations Asset Allocation Portfolio (Class B)
2005      132,012   10.43   to   10.54            1,389,269   1.52% to 1.77%      0.01%       2.63%       to     2.89%
2004      145,751   10.16   to   10.24            1,491,383   1.52% to 1.77%      1.42%       6.31%       to     6.58%
2003      133,666    9.56   to    9.61            1,283,500   1.52% to 1.77%      1.71%      17.00%(14)   to    17.30%(17)
2002       39,141    8.17   to    8.19              320,275   1.52% to 1.77%      1.97%     -15.05%       to   -14.84%
2001        6,735    9.61   to    9.62               64,771   1.52% to 1.77%      6.43%      -3.85%(7)    to    -3.82%(7)

Nations High Yield Bond Portfolio (Class B)
2005    2,033,900   14.27   to   14.55           29,412,528   1.52% to 1.97%      0.16%       0.16%       to     0.61%
2004    1,849,045   14.24   to   14.46           26,605,972   1.52% to 1.97%      7.26%       9.23%       to     9.73%
2003    1,240,366   13.04   to   13.18           16,287,265   1.52% to 1.97%      9.03%      28.65%       to    29.24%(17)
2002      525,866   10.13   to   10.20            5,347,918   1.52% to 1.97%     10.75%       0.26%       to     0.65%
2001      120,086   10.10   to   10.13            1,216,270   1.52% to 1.97%     25.43%       1.22%(7)    to     2.85%(4)

Nations International Value Portfolio (Class B)
2005            -       -            -                    -               -          -           -                  -
2004      599,884   12.97   to   13.23            7,856,316   1.52% to 1.97%      1.54%      19.96%       to    20.50%
2003      663,987   10.81   to   10.98            7,229,153   1.52% to 1.97%      1.30%      48.33%       to    49.00%
2002      731,079    7.29   to    7.37            5,350,084   1.52% to 1.97%      2.01%     -17.51%       to   -16.90%
2001      153,327    8.84   to    8.87            1,357,166   1.52% to 1.97%      1.81%     -11.60%(7)    to     2.89%(4)

Nations Marsico Focused Equities Portfolio (Class B)
2005    5,556,354   11.05   to   11.22(16)       62,097,834   1.52% to 1.97%      0.00%       8.16%       to     8.65%
2004    4,478,641   10.22   to   10.33(16)       46,102,891   1.52% to 1.97%      0.00%       9.18%       to     9.67%
2003    2,485,461    9.36   to    9.42(16)       23,341,858   1.52% to 1.97%      0.00%      30.51%       to    31.10%(17)
2002    1,021,100    7.12   to    7.19            7,318,854   1.52% to 1.97%      0.00%     -16.64%       to   -16.33%
2001      158,828    8.54   to    8.60            1,358,098   1.52% to 1.97%      0.00%     -19.16%       to     4.63%

Nations Marsico Growth Portfolio (Class B)
2005      651,793   10.02   to   10.14            6,596,770   1.52% to 1.77%      0.00%       5.56%       to     5.83%
2004      632,492    9.49   to    9.58            6,050,578   1.52% to 1.77%      0.00%      11.05%       to    11.33%
2003      369,519    8.55   to    8.60            3,174,634   1.52% to 1.77%      0.00%      28.30%(14)   to    28.62%(17)
2002      232,550    6.66   to    6.69            1,553,431   1.52% to 1.77%      0.00%     -17.60%       to   -17.40%
2001      119,329    8.08   to    8.10              965,682   1.52% to 1.77%      0.00%     -18.99%       to   -18.88%

Nations Marsico 21st Century Portfolio (Class B)
2005      111,169   13.55   to   13.71            1,520,921   1.52% to 1.77%      0.00%       5.99%       to     6.26%
2004      100,867   12.78   to   12.90            1,298,934   1.52% to 1.77%      0.00%      20.21%       to    20.51%
2003       86,139   10.64   to   10.71              920,735   1.52% to 1.77%      0.00%      46.26%(14)   to    46.63%(17)
2002       49,007    7.27   to    7.30              357,174   1.52% to 1.77%      0.00%      -9.81%       to    -9.58%
2001       37,162    8.06   to    8.07              299,852   1.52% to 1.77%      0.00%     -19.37%(7)    to   -19.25%(7)

Nations Marsico International Opportunities Portfolio (Class B)
2005      411,931   15.92   to   16.07            6,614,879   1.52% to 1.77%      0.10%      17.43%       to    17.73%
2004      383,059   13.55   to   13.65            5,225,332   1.52% to 1.77%      0.39%      14.55%       to    14.84%
2003      192,174   11.83   to   11.89            2,283,113   1.52% to 1.77%      0.02%      37.81%(14)   to    38.15%(11)(17)
2002       18,926    8.59   to    8.60              162,764   1.52% to 1.77%      0.07%      -8.97%       to    -8.74%
2001        1,128       -         9.43               10,632   1.52% to 1.77%      0.42%      -5.73%(7)    to    -5.68%(7)

Nations MidCap Growth Portfolio (Class B)
2005      228,270    7.83   to    8.49            1,906,504   1.52% to 1.77%      0.00%       3.34%       to     3.60%
2004      246,614    7.57   to    8.20            1,982,491   1.52% to 1.77%      0.00%      12.09%       to    12.37%
2003      283,225    6.76   to    7.29            2,026,521   1.52% to 1.77%      0.00%      25.24%(14)   to    25.55%(11)(17)
2002      144,587    5.40   to    5.81              825,185   1.52% to 1.77%      0.00%     -35.16%       to   -35.00%
2001       35,150    8.32   to    8.94              306,236   1.52% to 1.77%      0.00%     -16.78%(7)    to   -10.61%(7)

Nations Small Company Portfolio (Class B)
2005      366,653   10.75   to   10.89            3,985,116   1.52% to 1.77%      0.00%       4.25%       to     4.52%
2004      375,891   10.32   to   10.42            3,909,951   1.52% to 1.77%      0.00%       8.22%       to     8.49%
2003      357,716    9.53   to    9.61            3,430,944   1.52% to 1.77%      0.00%      32.60%(14)   to    32.93%(11)(17)
2002      299,049    7.19   to    7.23            1,653,094   1.52% to 1.77%      0.11%     -27.70%       to   -27.48%
2001       49,636    9.94   to    9.96              494,250   1.52% to 1.77%      0.00%      -0.57%(7)    to    -0.36%(7)

Nations Value Portfolio (Class B)
2005      599,870   11.18   to   11.32            6,780,888   1.52% to 1.77%      0.00%       7.41%       to     7.68%
2004      586,677   10.41   to   10.51            6,158,558   1.52% to 1.77%      1.38%      11.19%       to    11.47%
2003      391,898    9.36   to    9.43            3,691,238   1.52% to 1.77%      1.52%      27.89%(14)   to    28.22%(11)(17)
2002      206,372    7.32   to    7.35            1,514,847   1.52% to 1.77%      0.94%     -22.12%       to   -21.93%
2001      130,332    9.40   to    9.42            1,226,606   1.52% to 1.77%      2.20%      -6.03%(7)    to    -5.79%(7)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                      For the Year Ended December 31
       ----------------------------------------------------   -------------------------------------------------------------
                        Unit Fair Value                       Expense Ratio    Investment             Total Return
                           Lowest to            Net Assets        Lowest         Income                 Lowest to
Year     Units         Highest ($)(15)              ($)       to Highest(1)     Ratio(2)               Highest(3)
----   ----------  ------------------------     -----------   --------------   ----------   -------------------------------
Asset Allocation Fund (Class 2)
2005    9,064,421   14.14   to   14.25          129,113,737   1.52% to 1.77%      2.30%       7.23%       to     7.49%
2004    8,000,915   13.18   to   13.26          106,035,631   1.52% to 1.77%      2.23%       6.44%       to     6.71%
2003    5,084,597   12.38   to   12.42           63,156,767   1.52% to 1.77%      3.43%      19.62%       to    19.92%
2002    1,086,490   10.35   to   10.36           11,255,126   1.52% to 1.77%      3.98%       3.53%(10)   to     3.59%(10)
2001            -       -            -                    -               -          -           -                  -

Global Growth Fund (Class 2)
2005   17,105,037   18.05   to   18.32          312,995,114   1.52% to 1.97%      0.65%      11.85%       to    12.36%
2004   11,930,319   16.14   to   16.31          194,389,514   1.52% to 1.97%      0.42%      11.28%       to    11.78%
2003    4,205,634   14.50   to   14.59           61,333,079   1.52% to 1.97%      0.28%      32.66%       to    33.25%(17)
2002      487,883   10.93   to   10.95            5,341,576   1.52% to 1.97%      0.00%       9.33%(10)   to     9.49%(10)
2001            -       -            -                    -               -          -           -                  -

Growth Fund (Class 2)
2005   32,609,118   18.33   to   18.60          605,616,325   1.52% to 1.97%      0.75%      13.93%       to    14.44%
2004   24,939,252   16.09   to   16.25          404,936,125   1.52% to 1.97%      0.21%      10.31%       to    10.81%
2003   11,805,761   14.58   to   14.67          173,093,030   1.52% to 1.97%      0.21%      34.15%       to    34.76%(17)
2002    1,185,593   10.87   to   10.88           12,902,924   1.52% to 1.97%      0.06%       8.72%(10)   to     8.84%(10)
2001            -       -            -                    -               -          -           -                  -

Growth-Income Fund (Class 2)
2005   37,438,659   15.85   to   16.09          601,415,194   1.52% to 1.97%      1.41%       3.77%       to     4.24%
2004   30,282,053   15.27   to   15.43          466,901,784   1.52% to 1.97%      1.05%       8.23%       to     8.71%
2003   14,522,142   14.11   to   14.20          206,073,341   1.52% to 1.97%      1.64%      29.86%       to    30.44%(17)
2002    1,992,661   10.87   to   10.88           21,685,563   1.52% to 1.97%      1.80%       8.65%(10)   to     8.84%(10)
2001            -       -            -                    -               -          -           -                  -

Asset Allocation Fund (Class 3)
2005    1,812,146   41.60   to   41.95           75,989,381   1.30% to 1.40%      2.16%       7.74%       to     7.85%
2004    2,082,420   38.62   to   38.89           80,971,645   1.30% to 1.40%      4.45%       7.01%       to     7.12%
2003    2,317,436   36.09   to   36.31           84,126,831   1.30% to 1.40%      3.58%      21.27%       to    21.39%
2002    2,583,470   29.76   to   29.91           77,262,301   1.30% to 1.40%      3.62%     -12.95%       to   -12.86%
2001    2,858,473   34.18   to   34.33           98,104,020   1.30% to 1.40%      3.94%       0.30%       to     0.40%

Cash Management Fund (Class 3)
2005      745,114   20.89   to   21.06           15,694,797   1.30% to 1.40%      0.69%       1.31%       to     1.41%
2004      956,023   20.62   to   20.77           19,856,923   1.30% to 1.40%      1.18%      -0.59%       to    -0.49%
2003    1,135,175   20.75   to   20.87           23,692,911   1.30% to 1.40%      1.21%      -1.09%       to    -0.99%
2002    2,004,754   20.97   to   21.08           42,259,574   1.30% to 1.40%      2.96%      -0.48%       to    -0.37%
2001    2,234,191   21.08   to   21.16           47,271,208   1.30% to 1.40%      6.27%       1.86%       to     1.96%

Growth Fund (Class 3)
2005    2,965,878  165.97   to  167.33          496,145,405   1.30% to 1.40%      0.69%      14.66%       to    14.78%
2004    3,520,459  144.75   to  145.79          513,110,307   1.30% to 1.40%      0.57%       9.41%       to     9.52%
2003    4,207,150  132.29   to  133.11          559,902,919   1.30% to 1.40%      0.14%      34.39%       to    34.52%
2002    4,669,319   98.44   to   98.95          461,949,416   1.30% to 1.40%      0.17%     -24.66%       to   -24.59%
2001    5,576,219  130.67   to  131.21          731,554,638   1.30% to 1.40%      0.69%     -17.46%       to   -17.37%

Growth-Income Fund (Class 3)
2005    4,017,990  115.85   to  116.80          469,155,690   1.30% to 1.40%      1.29%       4.41%       to     4.52%
2004    4,788,401  110.95   to  111.75          534,964,148   1.30% to 1.40%      2.14%       8.31%       to     8.42%
2003    5,701,900  102.44   to  103.07          587,583,397   1.30% to 1.40%      1.68%      31.61%       to    31.74%
2002    6,379,611   77.84   to   78.24          499,046,074   1.30% to 1.40%      1.63%     -19.66%       to   -19.58%
2001    7,323,962   96.88   to   97.29          712,431,332   1.30% to 1.40%      2.51%       1.11%       to     1.22%

High-Income Bond Fund (Class 3)
2005      587,965   62.12   to   62.63           36,815,196   1.30% to 1.40%      5.93%       0.83%       to     0.93%
2004      725,768   61.61   to   62.05           45,026,494   1.30% to 1.40%     13.26%       7.87%       to     7.98%
2003      913,033   57.12   to   57.47           52,459,226   1.30% to 1.40%      8.08%      22.07%       to    22.19%
2002    1,001,634   46.79   to   47.03           47,100,049   1.30% to 1.40%      9.72%      -1.88%       to    -1.78%
2001    1,133,584   47.68   to   47.88           54,272,351   1.30% to 1.40%     10.85%       7.96%       to     8.06%

International Fund (Class 3)
2005    2,663,104   42.27   to   42.62          113,464,916   1.30% to 1.40%      1.42%      19.85%       to    19.97%
2004    3,184,962   35.27   to   35.52          113,116,567   1.30% to 1.40%      2.40%      16.29%       to    16.41%
2003    3,732,955   30.33   to   30.52          113,895,501   1.30% to 1.40%      0.82%      29.37%       to    29.50%
2002    4,388,586   23.44   to   23.57          103,399,320   1.30% to 1.40%      1.35%     -14.15%       to   -14.07%
2001    5,330,055   27.31   to   27.42          146,144,690   1.30% to 1.40%      1.66%     -14.03%       to   -13.94%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                          At December 31                                         For the Year Ended December 31
       ----------------------------------------------------   -----------------------------------------------------------------
                      Unit Fair Value                         Expense Ratio    Investment               Total Return
                         Lowest to              Net Assets        Lowest         Income                   Lowest to
Year     Units       Highest ($)(15)                ($)       to Highest(1)     Ratio(2)                 Highest(3)
----   ----------   ------------------          -----------   --------------   ----------   -----------------------------------
U.S. Government/AAA-Rated Securities Fund (Class 3)
2005    1,242,128   31.04   to   31.30           38,870,364   1.30% to 1.40%      3.72%       1.07%       to     1.17%
2004    1,391,833   30.72   to   30.94           43,050,579   1.30% to 1.40%     10.29%       1.85%       to     1.95%
2003    1,832,114   30.16   to   30.35           55,586,852   1.30% to 1.40%      4.97%       0.77%       to     0.87%
2002    2,459,385   29.93   to   30.08           73,975,247   1.30% to 1.40%      4.99%       7.22%       to     7.33%
2001    2,070,633   27.91   to   28.03           58,032,493   1.30% to 1.40%      6.04%       5.64%       to     5.75%

Growth and Income Portfolio (Class VC)
2005   15,827,941   11.64   to   11.91          188,203,284   1.52% to 1.97%      1.04%       1.23%       to     1.69%
2004   13,083,519   11.50   to   11.71          153,058,883   1.52% to 1.97%      1.03%      10.47%       to    10.96%
2003    7,096,599   10.41   to   10.56           74,869,034   1.52% to 1.97%      0.99%      28.48%       to    29.05%
2002    2,431,856    8.10   to    8.18           19,890,469   1.52% to 1.97%      1.50%     -18.41%(8)    to     0.34%(9)
2001            -       -            -                    -               -          -           -                  -

Mid-Cap Value Portfolio (Class VC)
2005    8,338,434   13.51   to   13.64          113,685,375   1.52% to 1.77%      0.46%       6.33%       to     6.59%
2004    7,282,874   12.71   to   12.80           93,178,487   1.52% to 1.77%      0.39%      21.87%       to    22.18%
2003    3,755,083   10.43   to   10.47           39,325,869   1.52% to 1.77%      0.73%      22.58%       to    22.88%
2002    1,722,533    8.51   to    8.52           14,682,783   1.52% to 1.77%      0.85%     -14.91%(8)    to   -14.76%(8)
2001            -       -            -                    -               -          -           -                  -

BB&T Capital Manager Equity VIF Portfolio
2005        3,383   10.32   to   10.48               35,013   1.52% to 1.97%      2.54%       3.22%(19)   to     4.79%(19)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

BB&T Large Cap Value VIF Portfolio
2005       13,166   10.26   to   10.49              138,082   1.52% to 1.97%      1.18%       2.57%(19)   to     4.89%(19)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

BB&T Large Company Growth VIF Portfolio
2005        1,703   10.15   to   10.34               17,602   1.52% to 1.97%      0.34%       1.54%(19)   to     3.42%(19)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

BB&T Mid Cap Growth VIF Portfolio
2005       22,213   10.67   to   10.71              237,746   1.52% to 1.97%      0.00%       6.73%(19)   to     7.08%(19)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

BB&T Special Opportunities Equity VIF Portfolio
2005       24,009                10.36(16)          248,845   1.52% to 1.97%      0.00%       3.55%(19)   to     3.76%(19)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

BB&T Total Return Bond VIF Portfolio
2005       26,825   10.01   to   10.07(16)          268,549   1.52% to 1.97%      0.44%       0.73%(19)   to     1.00%(19)(17)
2004            -       -            -                    -               -          -           -                  -
2003            -       -            -                    -               -          -           -                  -
2002            -       -            -                    -               -          -           -                  -
2001            -       -            -                    -               -          -           -                  -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)   For the period from the following effective dates to December 31, 2001:

      Alliance Growth Portfolio (Highest)                              05/15/01
      Capital Appreciation Portfolio (Highest)                         05/30/01
      Davis Venture Value Portfolio (Highest)                          05/16/01
      Global Bond Portfolio (Lowest)                                   01/22/01
      Global Equities Portfolio (Lowest)                               01/08/01
      Government and Quality Bond Portfolio (Lowest)                   01/22/01
      Growth-Income Portfolio (Highest)                                01/08/01
      International Growth and Income Portfolio (Highest)              01/08/01
      MFS Massachusetts Investors Trust Portfolio (Highest)            05/16/01
      MFS Mid-Cap Growth Portfolio (Highest)                           05/31/01
      MFS Total Return Portfolio (Lowest)                              05/14/01
      Nations Asset Allocation Portfolio                               06/15/01
      Nations Capital Growth Portfolio                                 03/16/01
      Nations High Yield Bond Portfolio (Lowest)                       01/22/01
      Nations International Value Portfolio (Lowest)                   01/22/01
      Nations Marsico 21st Century Portfolio                           02/20/01
      Nations Marsico International Opportunities Portfolio            06/15/01
      Nations MidCap Growth Portfolio                                  06/07/01
      Nations Small Company Portfolio                                  06/01/01
      Nations Value Portfolio                                          01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(18) For the period from the effective date of July 1, 2005 to December 31, 2005.

(19) For the period from the effective date of October 10, 2005 to December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.